UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-01944
                                       --------------------------

Principal Variable Contracts Fund, Inc.
---------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
---------------------------------------------------------------------------
(Address of principal executive offices)

Princor Financial Services Corporation, Des Moines, IA 50392-2080
---------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-6783
                                                   -------------------

Date of fiscal year end:           December 31, 2006
                                   ---------------------------

Date of reporting period:          September 30, 2006
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
Asset Allocation Account
                                                Shares
                                                 Held             Value
                                                -------- - --------------------
COMMON STOCKS (60.32%)
Advertising Agencies (0.08%)
Interpublic Group of Cos Inc (a)                  1,714                 16,969
Omnicom Group Inc                                   675                 63,180
                                                           --------------------
                                                                        80,149
                                                           --------------------
Aerospace & Defense (0.90%)
BAE Systems PLC                                  14,977                110,506
Boeing Co                                         3,800                299,630
General Dynamics Corp                             1,600                114,672
Lockheed Martin Corp                              1,600                137,696
Northrop Grumman Corp                             1,500                102,105
Raytheon Co                                       2,100                100,821
Rockwell Collins Inc                                400                 21,936
                                                           --------------------
                                                                       887,366
                                                           --------------------
Aerospace & Defense Equipment (0.29%)
United Technologies Corp                          4,600                291,410
                                                           --------------------

Agricultural Chemicals (0.06%)
Monsanto Co                                       1,200                 56,412
                                                           --------------------

Agricultural Operations (0.10%)
Archer-Daniels-Midland Co                         2,700                102,276
                                                           --------------------

Airlines (0.06%)
Southwest Airlines Co                             3,600                 59,976
                                                           --------------------

Apparel Manufacturers (0.13%)
Coach Inc (a)                                     1,300                 44,720
Hanesbrands Inc (a)                                 475                 10,692
Jones Apparel Group Inc                             500                 16,220
Liz Claiborne Inc                                   500                 19,755
VF Corp                                             500                 36,475
                                                           --------------------
                                                                       127,862
                                                           --------------------
Appliances (0.03%)
Whirlpool Corp                                      300                 25,233
                                                           --------------------

Applications Software (1.04%)
Citrix Systems Inc (a)                              800                 28,968
Intuit Inc (a)                                    1,600                 51,344
Microsoft Corp                                   34,600                945,618
                                                           --------------------
                                                                     1,025,930
                                                           --------------------
Athletic Footwear (0.06%)
Nike Inc                                            700                 61,334
                                                           --------------------

Auto - Car & Light Trucks (0.14%)
DaimlerChrysler AG                                1,270                 63,563
Peugeot SA                                          118                  6,647
Renault SA                                          214                 24,520
Volkswagen AG                                       507                 43,306
                                                           --------------------
                                                                       138,036
                                                           --------------------

Auto - Medium & Heavy Duty Trucks (0.08%)
Paccar Inc                                        1,475                 84,105
                                                           --------------------

Beverages - Non-Alcoholic (1.00%)
Coca-Cola Co/The                                  9,825                438,981
Coca-Cola Enterprises Inc                         2,200                 45,826
Pepsi Bottling Group Inc                          1,300                 46,150
PepsiCo Inc                                       6,970                454,862
                                                           --------------------
                                                                       985,819
                                                           --------------------
Beverages - Wine & Spirits (0.24%)
Brown-Forman Corp                                   700                 53,655
Diageo PLC                                       10,664                187,942
                                                           --------------------
                                                                       241,597
                                                           --------------------
Brewery (0.15%)
Anheuser-Busch Cos Inc                            3,200                152,032
                                                           --------------------

Broadcasting Services &
Programming (0.06%)
Clear Channel Communications Inc                  2,051                 59,171
                                                           --------------------

Building - Heavy Construction (0.09%)
Vinci SA                                            826                 91,868
                                                           --------------------

Building - Residential &
Commercial (0.07%)
Centex Corp                                         500                 26,310
KB Home                                             400                 17,520
Pulte Homes Inc                                     900                 28,674
                                                           --------------------
                                                                        72,504
                                                           --------------------
Building & Construction -
Miscellaneous (0.04%)
Bouygues                                            689                 36,814
                                                           --------------------

Building & Construction Products -
Miscellaneous (0.15%)
Cie de Saint-Gobain                               2,038                147,670
                                                           --------------------

Building Products - Air & Heating (0.06%)
American Standard Cos Inc                         1,300                 54,561
                                                           --------------------

Building Products - Wood (0.10%)
Masco Corp                                        3,600                 98,712
                                                           --------------------

Cable TV (0.28%)
Comcast Corp (a)                                  7,552                278,291
                                                           --------------------

Casino Hotels (0.10%)
Harrah's Entertainment Inc                        1,500                 99,645
                                                           --------------------

Casino Services (0.09%)
International Game Technology                     2,206                 91,549
                                                           --------------------

Cellular Telecommunications (1.23%)
Alltel Corp                                         700                 38,850
Mobile Telesystems OJSC ADR                      14,700                555,219
Vimpel-Communications ADR (a)                     9,600                581,664
Vodafone Group PLC (a)                           16,403                 37,533
                                                           --------------------
                                                                     1,213,266
                                                           --------------------
Chemicals - Diversified (0.23%)
Arkema (a)                                          136                  6,410

Chemicals - Diversified
Dow Chemical Co/The                               2,000                 77,960
EI Du Pont de Nemours & Co                        2,200                 94,248
PPG Industries Inc                                  400                 26,832
Rohm & Haas Co                                      500                 23,675
                                                           --------------------
                                                                       229,126
                                                           --------------------
Chemicals - Specialty (0.05%)
Eastman Chemical Co                                 200                 10,804
Ecolab Inc                                          800                 34,256
Sigma-Aldrich Corp                                  100                  7,567
Tronox Inc                                           80                  1,022
                                                           --------------------
                                                                        53,649
                                                           --------------------
Commercial Banks (0.16%)
AmSouth Bancorp                                     400                 11,616
BB&T Corp                                           300                 13,134
Deutsche Bank AG                                    818                 98,885
Marshall & Ilsley Corp                              200                  9,636
Regions Financial Corp                              323                 11,883
Synovus Financial Corp                              300                  8,811
                                                           --------------------
                                                                       153,965
                                                           --------------------
Commercial Services (0.01%)
Live Nation Inc (a)                                 281                  5,738
                                                           --------------------

Commercial Services - Finance (0.18%)
Equifax Inc                                         400                 14,684
H&R Block Inc                                     1,300                 28,262
Moody's Corp                                      1,300                 84,994
Paychex Inc                                       1,400                 51,590
                                                           --------------------
                                                                       179,530
                                                           --------------------
Computer Aided Design (0.04%)
Autodesk Inc (a)                                  1,100                 38,258
                                                           --------------------

Computer Services (0.12%)
Affiliated Computer Services Inc (a)                500                 25,930
Computer Sciences Corp (a)                          800                 39,296
Electronic Data Systems Corp                      2,200                 53,944
                                                           --------------------
                                                                       119,170
                                                           --------------------
Computers (1.35%)
Apple Computer Inc (a)                            2,500                192,575
Dell Inc (a)                                      8,700                198,708
Hewlett-Packard Co                               10,400                381,576
International Business Machines Corp              5,900                483,446
Sun Microsystems Inc (a)                         15,700                 78,029
                                                           --------------------
                                                                     1,334,334
                                                           --------------------
Computers - Memory Devices (0.15%)
EMC Corp/Massachusetts (a)                        8,600                103,028
Network Appliance Inc (a)                         1,300                 48,113
                                                           --------------------
                                                                       151,141
                                                           --------------------
Computers - Peripheral Equipment (0.04%)
Lexmark International Inc (a)                       500                 28,830
Logitech International SA (a)                       550                 11,908
                                                           --------------------
                                                                        40,738
                                                           --------------------
Consumer Products - Miscellaneous (0.23%)
Clorox Co                                           900                 56,700
Fortune Brands Inc                                  500                 37,555

Consumer Products - Miscellaneous
Kimberly-Clark Corp                               2,000                130,720
                                                           --------------------
                                                                       224,975
                                                           --------------------
Containers - Metal & Glass (0.01%)
Ball Corp                                           300                 12,135
                                                           --------------------

Containers - Paper & Plastic (0.01%)
Sealed Air Corp                                     100                  5,412
                                                           --------------------

Cosmetics & Toiletries (1.00%)
Avon Products Inc                                 1,900                 58,254
Colgate-Palmolive Co                              1,950                121,095
L'Oreal SA                                          448                 45,457
Procter & Gamble Co                              12,415                769,482
                                                           --------------------
                                                                       994,288
                                                           --------------------
Cruise Lines (0.21%)
Carnival Corp                                     4,483                210,836
                                                           --------------------

Data Processing & Management (0.28%)
Automatic Data Processing Inc                     2,300                108,882
First Data Corp                                   3,047                127,974
Fiserv Inc (a)                                      900                 42,381
                                                           --------------------
                                                                       279,237
                                                           --------------------
Disposable Medical Products (0.06%)
CR Bard Inc                                         800                 60,000
                                                           --------------------

Distribution & Wholesale (0.10%)
Wolseley PLC                                      3,866                 81,386
WW Grainger Inc                                     300                 20,106
                                                           --------------------
                                                                       101,492
                                                           --------------------
Diversified Manufacturing
Operations (3.13%)
3M Co                                             3,300                245,586
Cooper Industries Ltd                               300                 25,566
Danaher Corp                                      1,200                 82,404
Dover Corp                                        1,300                 61,672
Eaton Corp                                          800                 55,080
General Electric Co                              45,500              1,606,150
Honeywell International Inc                       4,100                167,690
Illinois Tool Works Inc                           2,700                121,230
Ingersoll-Rand Co Ltd                             1,900                 72,162
ITT Corp                                            800                 41,016
Leggett & Platt Inc                                 700                 17,521
Parker Hannifin Corp                                700                 54,411
Siemens AG                                        2,949                257,050
Textron Inc                                         600                 52,500
Tyco International Ltd                            8,700                243,513
                                                           --------------------
                                                                     3,103,551
                                                           --------------------
Diversified Minerals (0.12%)
Anglo American PLC                                1,547                 64,411
BHP Billiton PLC                                  3,217                 55,405
                                                           --------------------
                                                                       119,816
                                                           --------------------
Diversified Operations (0.19%)
LVMH Moet Hennessy Louis Vuitton SA               1,817                187,012
                                                           --------------------


Drug Delivery Systems (0.02%)
Hospira Inc (a)                                     580                 22,197
                                                           --------------------

E-Commerce - Services (0.13%)
eBay Inc (a)                                      4,656                132,044
                                                           --------------------

Electric - Generation (0.02%)
AES Corp/The (a)                                  1,200                 24,468
                                                           --------------------

Electric - Integrated (1.51%)
Ameren Corp                                         800                 42,232
American Electric Power Co Inc                      400                 14,548
Consolidated Edison Inc                             400                 18,480
Constellation Energy Group Inc                      400                 23,680
Dominion Resources Inc/VA                         1,000                 76,490
DTE Energy Co                                       400                 16,604
Duke Energy Corp                                  3,324                100,385
E.ON AG                                           2,391                283,830
Edison International                              1,000                 41,640
Entergy Corp                                        400                 31,292
Exelon Corp                                       1,900                115,026
FirstEnergy Corp                                    300                 16,758
FPL Group Inc                                     1,300                 58,500
PG&E Corp                                         1,300                 54,145
PPL Corp                                            800                 26,320
Progress Energy Inc                                 400                 18,152
Public Service Enterprise Group Inc                 800                 48,952
RWE AG                                            1,595                147,191
Scottish Power PLC                               11,402                138,651
Southern Co/The                                   2,300                 79,258
TXU Corp                                          2,000                125,040
Xcel Energy Inc                                     800                 16,520
                                                           --------------------
                                                                     1,493,694
                                                           --------------------
Electric Products - Miscellaneous (0.18%)
Emerson Electric Co                               1,800                150,948
Molex Inc                                           700                 27,279
                                                           --------------------
                                                                       178,227
                                                           --------------------
Electronic Components -
Miscellaneous (0.26%)
Jabil Circuit Inc                                   800                 22,856
Koninklijke Philips Electronics NV                6,128                214,793
Sanmina-SCI Corp (a)                              1,900                  7,106
Solectron Corp (a)                                3,800                 12,388
                                                           --------------------
                                                                       257,143
                                                           --------------------
Electronic Components -
Semiconductors (1.35%)
Advanced Micro Devices Inc (a)                    1,500                 37,275
Altera Corp (a)                                   2,200                 40,436
ARM Holdings PLC                                 21,162                 46,447
Broadcom Corp (a)                                 1,500                 45,510
Freescale Semiconductor Inc - B Shares (a)        1,239                 47,094
Infineon Technologies AG (a)                     11,550                136,800
Intel Corp                                       19,900                409,343
Micron Technology Inc (a)                         2,800                 48,720
Micronas Semiconductor Hold (a)                     500                 11,165
National Semiconductor Corp                       1,500                 35,295
Nvidia Corp (a)                                   2,000                 59,180
OC Oerlikon Corp AG                                 100                 33,414
QLogic Corp (a)                                     400                  7,560
STMicroelectronics NV                            10,415                180,352

Electronic Components - Semiconductors
Texas Instruments Inc                             5,300                176,225
Xilinx Inc                                        1,200                 26,340
                                                           --------------------
                                                                     1,341,156
                                                           --------------------
Electronic Forms (0.09%)
Adobe Systems Inc (a)                             2,400                 89,880
                                                           --------------------

Electronic Measurement Instruments (0.05%)
Agilent Technologies Inc (a)                      1,600                 52,304
                                                           --------------------

Electronic Parts Distribution (0.01%)
Electrocomponents Plc                               980                  5,094
                                                           --------------------

Emerging Market - Equity (2.49%)
iShares MSCI Emerging Markets Index Fund         25,500              2,467,635
                                                           --------------------

Engineering - Research & Development
Services (0.08%)
ABB Ltd                                           5,738                 75,274
                                                           --------------------

Enterprise Software & Services (0.67%)
CA Inc                                            2,100                 49,749
Oracle Corp (a)                                  15,071                267,360
SAP AG                                            1,736                344,156
                                                           --------------------
                                                                       661,265
                                                           --------------------
Entertainment Software (0.07%)
Electronic Arts Inc (a)                           1,300                 72,384
                                                           --------------------

Fiduciary Banks (0.29%)
Bank of New York Co Inc/The                       3,200                112,832
Mellon Financial Corp                             2,100                 82,110
State Street Corp                                 1,400                 87,360
                                                           --------------------
                                                                       282,302
                                                           --------------------
Finance - Consumer Loans (0.09%)
SLM Corp                                          1,700                 88,366
                                                           --------------------

Finance - Credit Card (0.41%)
American Express Co                               5,200                291,616
Capital One Financial Corp                        1,400                110,124
                                                           --------------------
                                                                       401,740
                                                           --------------------
Finance - Investment Banker & Broker (2.81%)
Bear Stearns Cos Inc/The                            500                 70,050
Charles Schwab Corp/The                           4,100                 73,390
Citigroup Inc                                    18,916                939,558
Credit Suisse Group                               2,643                152,495
Goldman Sachs Group Inc                           1,775                300,277
JPMorgan Chase & Co                              13,528                635,275
Lehman Brothers Holdings Inc                      2,300                169,878
Merrill Lynch & Co Inc                            3,400                265,948
Piper Jaffray Cos (a)                                73                  4,425
UBS AG (a)                                        2,902                173,108
                                                           --------------------
                                                                     2,784,404

                                                           --------------------
Finance - Mortgage Loan/Banker (0.08%)
Countrywide Financial Corp                          400                 14,016
Fannie Mae                                          600                 33,546
Freddie Mac                                         500                 33,165
                                                           --------------------
                                                                        80,727
                                                           --------------------

Finance - Other Services (0.26%)
Man Group Plc                                    31,116                260,680
                                                           --------------------

Financial Guarantee Insurance (0.11%)
AMBAC Financial Group Inc                           400                 33,100
MBIA Inc                                          1,100                 67,584
MGIC Investment Corp                                100                  5,997
                                                           --------------------
                                                                       106,681
                                                           --------------------
Food - Confectionery (0.12%)
Hershey Co/The                                    1,200                 64,140
WM Wrigley Jr Co                                  1,150                 52,969
                                                           --------------------
                                                                       117,109
                                                           --------------------
Food - Miscellaneous/Diversified (0.93%)
Cadbury Schweppes PLC                             3,053                 32,420
Campbell Soup Co                                  2,000                 73,000
ConAgra Foods Inc                                 2,300                 56,304
General Mills Inc                                 1,500                 84,900
HJ Heinz Co                                       1,500                 62,895
Kellogg Co                                        1,700                 84,184
Nestle SA                                         1,060                368,563
Sara Lee Corp                                     3,800                 61,066
Unilever NV                                       4,128                101,446
                                                           --------------------
                                                                       924,778
                                                           --------------------
Food - Retail (0.32%)
Carrefour SA                                        754                 47,594
Koninklijke Ahold NV (a)                            835                  8,864
Kroger Co/The                                     4,000                 92,560
Metro AG                                            136                  7,927
Safeway Inc                                         900                 27,315
Tesco PLC                                        19,799                133,232
                                                           --------------------
                                                                       317,492
                                                           --------------------
Food - Wholesale & Distribution (0.05%)
Supervalu Inc                                       145                  4,299
Sysco Corp                                        1,300                 43,485
                                                           --------------------
                                                                        47,784
                                                           --------------------
Forestry (0.07%)
Plum Creek Timber Co Inc                          1,200                 40,848
Weyerhaeuser Co                                     500                 30,765
                                                           --------------------
                                                                        71,613
                                                           --------------------
Gambling (Non-Hotel) (0.01%)
Ladbrokes PLC                                     1,791                 13,022
                                                           --------------------

Gas - Distribution (0.05%)
KeySpan Corp                                        400                 16,456
NiSource Inc                                        400                  8,696
Sempra Energy                                       400                 20,100
                                                           --------------------
                                                                        45,252
                                                           --------------------
Gold Mining (0.04%)
Newmont Mining Corp                                 900                 38,475
                                                           --------------------

Health Care Cost Containment (0.08%)
McKesson Corp                                     1,500                 79,080
                                                           --------------------

Home Decoration Products (0.03%)
Newell Rubbermaid Inc                               900                 25,488
                                                           --------------------


Hotels & Motels (0.50%)
Accor SA                                          2,004                136,448
Hilton Hotels Corp                                2,400                 66,840
Intercontinental Hotels Group PLC                 1,722                 30,075
Marriott International Inc                        3,664                141,577
Starwood Hotels & Resorts Worldwide Inc           1,878                107,403
Wyndham Worldwide Corp (a)                          620                 17,342
                                                           --------------------
                                                                       499,685
                                                           --------------------
Human Resources (0.03%)
Monster Worldwide Inc (a)                           300                 10,857
Robert Half International Inc                       500                 16,985
                                                           --------------------
                                                                        27,842
                                                           --------------------
Industrial Automation & Robots (0.02%)
Rockwell Automation Inc                             400                 23,240
                                                           --------------------

Industrial Gases (0.07%)
Air Products & Chemicals Inc                        400                 26,548
Praxair Inc                                         800                 47,328
                                                           --------------------
                                                                        73,876
                                                           --------------------
Instruments - Controls (0.03%)
Thermo Electron Corp (a)                            700                 27,531
                                                           --------------------

Instruments - Scientific (0.04%)
Applera Corp - Applied Biosystems Group             700                 23,177
Waters Corp (a)                                     400                 18,112
                                                           --------------------
                                                                        41,289
                                                           --------------------
Insurance Brokers (0.12%)
AON Corp                                          1,100                 37,257
Marsh & McLennan Cos Inc                          3,000                 84,450
                                                           --------------------
                                                                       121,707
                                                           --------------------
Internet Security (0.11%)
Symantec Corp (a)                                 4,148                 88,269
VeriSign Inc (a)                                  1,100                 22,220
                                                           --------------------
                                                                       110,489
                                                           --------------------
Investment Management & Advisory
Services (0.18%)
Ameriprise Financial Inc                            880                 41,272
Franklin Resources Inc                              800                 84,600
Legg Mason Inc                                      500                 50,430
                                                           --------------------
                                                                       176,302
                                                           --------------------
Leisure & Recreation Products (0.01%)
Brunswick Corp                                      400                 12,476
                                                           --------------------

Life & Health Insurance (0.69%)
Aflac Inc                                         2,300                105,248
Cigna Corp                                          800                 93,056
Lincoln National Corp                             1,489                 92,437
Manulife Financial Corp                             800                 25,808
Prudential Financial Inc                          2,200                167,750
Prudential PLC                                   15,950                197,830
UnumProvident Corp                                  100                  1,939
                                                           --------------------
                                                                       684,068
                                                           --------------------
Linen Supply & Related Items (0.02%)
Cintas Corp                                         400                 16,332
                                                           --------------------


Machinery - Construction & Mining (0.22%)
Caterpillar Inc                                   3,300                217,140
                                                           --------------------

Machinery - Farm (0.08%)
Deere & Co                                        1,000                 83,910
                                                           --------------------

Medical - Biomedical/Gene (0.63%)
Amgen Inc (a)                                     6,500                464,945
Biogen Idec Inc (a)                               1,905                 85,115
Genzyme Corp (a)                                    800                 53,976
Medimmune Inc (a)                                   500                 14,605
Millipore Corp (a)                                  100                  6,130
                                                           --------------------
                                                                       624,771
                                                           --------------------
Medical - Drugs (3.64%)
Abbott Laboratories                               7,300                354,488
Allergan Inc                                        600                 67,566
AstraZeneca PLC                                   1,860                116,009
Bristol-Myers Squibb Co                          10,000                249,200
Eli Lilly & Co                                    5,200                296,400
Forest Laboratories Inc (a)                       1,600                 80,976
GlaxoSmithKline PLC                               7,658                203,556
Merck & Co Inc                                    8,600                360,340
Novartis AG                                       3,343                194,616
Novo-Nordisk A/S                                    717                 53,225
Pfizer Inc                                       30,100                853,636
Roche Holding AG                                    942                162,415
Sanofi-Aventis                                    1,389                123,518
Schering-Plough Corp                              8,000                176,720
Wyeth                                             6,100                310,124
                                                           --------------------
                                                                     3,602,789
                                                           --------------------
Medical - HMO (0.78%)
Aetna Inc                                         3,400                134,470
Humana Inc (a)                                      900                 59,481
UnitedHealth Group Inc                            7,400                364,080
WellPoint Inc (a)                                 2,800                215,740
                                                           --------------------
                                                                       773,771
                                                           --------------------
Medical - Hospitals (0.21%)
HCA Inc                                           2,800                139,692
Health Management Associates Inc                  2,100                 43,890
Tenet Healthcare Corp (a)                         2,600                 21,164
                                                           --------------------
                                                                       204,746
                                                           --------------------
Medical - Nursing Homes (0.02%)
Manor Care Inc                                      300                 15,684
                                                           --------------------

Medical - Wholesale Drug
Distribution (0.28%)
AmerisourceBergen Corp                            2,400                108,480
Cardinal Health Inc                               2,500                164,350
                                                           --------------------
                                                                       272,830

                                                           --------------------
Medical Information Systems (0.05%)
IMS Health Inc                                    1,800                47,952
                                                           -------------------

Medical Instruments (0.49%)
Boston Scientific Corp (a)                        3,191                47,195
Medtronic Inc                                     6,817               316,581
St Jude Medical Inc (a)                           3,350               118,222
                                                           -------------------
                                                                      481,998
                                                           -------------------

Medical Laboratory & Testing Service (0.07%)
Quest Diagnostics Inc                             1,100                67,276
                                                           -------------------

Medical Products (1.39%)
Baxter International Inc                          3,400               154,564
Becton Dickinson & Co                             1,300                91,871
Biomet Inc                                        1,400                45,066
Johnson & Johnson                                12,800               831,232
Nobel Biocare Holding AG                            115                28,224
Smith & Nephew PLC                                2,636                24,176
Stryker Corp                                      2,300               114,057
Zimmer Holdings Inc (a)                           1,300                87,750
                                                           -------------------
                                                                    1,376,940
                                                           -------------------
Metal - Aluminum (0.05%)
Alcoa Inc                                         1,800                50,472
                                                           -------------------

Metal - Copper (0.03%)
Phelps Dodge Corp                                   300                25,410
                                                           -------------------

Metal - Diversified (0.08%)
Freeport-McMoRan Copper & Gold Inc                  300                15,978
Rio Tinto PLC                                     1,346                63,510
                                                           -------------------
                                                                       79,488
                                                           -------------------
Multi-Line Insurance (2.85%)
ACE Ltd                                           1,200                65,676
Allianz AG                                        1,583               273,679
Allstate Corp/The                                 3,400               213,282
American International Group Inc                 10,775               713,952
Assicurazioni Generali SpA                        8,234               307,698
Aviva PLC                                        13,415               196,207
AXA SA                                            8,861               326,414
Cincinnati Financial Corp                           315                15,139
Hartford Financial Services Group Inc             1,900               164,825
Loews Corp                                        1,900                72,010
Metlife Inc                                       3,600               204,048
XL Capital Ltd                                      600                41,220
Zurich Financial Services AG                        937               229,589
                                                           -------------------
                                                                    2,823,739
                                                           -------------------
Multimedia (0.71%)
McGraw-Hill Cos Inc/The                           1,282                74,394
Time Warner Inc                                  15,624               284,825
Viacom Inc (a)                                    2,782               103,435
Walt Disney Co                                    7,638               236,091
                                                           -------------------
                                                                      698,745
                                                           -------------------
Networking Products (0.54%)
Cisco Systems Inc (a)                            23,100               531,300
                                                           -------------------

Non-Hazardous Waste Disposal (0.06%)
Waste Management Inc                              1,700                62,356
                                                           -------------------

Office Automation & Equipment (0.10%)
Neopost SA                                          113                13,470
OCE NV                                              281                 4,506
Pitney Bowes Inc                                    700                31,059
Xerox Corp (a)                                    3,200                49,792
                                                           -------------------
                                                                       98,827
                                                           -------------------

Office Supplies & Forms (0.02%)
ACCO Brands Corp (a)                                141                 3,139
Avery Dennison Corp                                 300                18,051
                                                           -------------------
                                                                       21,190
                                                           -------------------
Oil - Field Services (0.52%)
Baker Hughes Inc                                  1,500               102,300
BJ Services Co                                    1,200                36,156
Halliburton Co                                    3,600               102,420
Schlumberger Ltd                                  4,400               272,932
                                                           -------------------
                                                                      513,808
                                                           -------------------
Oil - US Royalty Trusts (0.00%)
Hugoton Royalty Trust                                53                 1,397
                                                           -------------------

Oil & Gas Drilling (0.13%)
Nabors Industries Ltd (a)                         1,000                29,750
Transocean Inc (a)                                1,400               102,522
                                                           -------------------
                                                                      132,272
                                                           -------------------
Oil Company - Exploration & Production (0.84%)
Anadarko Petroleum Corp                           1,700                74,511
Apache Corp                                       1,300                82,160
Devon Energy Corp                                 1,800               113,670
EOG Resources Inc                                   800                52,040
Oao Gazprom (a)                                  10,748               470,225
XTO Energy Inc                                      900                37,917
                                                           -------------------
                                                                      830,523
                                                           -------------------
Oil Company - Integrated (4.34%)
BP PLC                                           33,998               369,606
Chevron Corp                                      8,830               572,714
ConocoPhillips                                    6,298               374,920
Exxon Mobil Corp                                 24,000             1,610,400
Hess Corp                                           900                37,278
LUKOIL ADR                                        5,196               390,479
Marathon Oil Corp                                 1,300                99,970
Occidental Petroleum Corp                         3,000               144,330
Royal Dutch Shell PLC - A Shares                  6,233               205,263
Royal Dutch Shell PLC - B Shares                  3,859               130,760
Total SA                                          5,456               357,665
                                                           -------------------
                                                                    4,293,385
                                                           -------------------
Oil Refining & Marketing (0.10%)
Valero Energy Corp                                2,000               102,940
                                                           -------------------

Optical Supplies (0.07%)
Bausch & Lomb Inc                                   200                10,026
CieGenerale d'Optique Essilor International SA      606                61,988
                                                           -------------------
                                                                       72,014
                                                           -------------------
Paper & Related Products (0.06%)
International Paper Co                            1,000                34,630
MeadWestvaco Corp                                   600                15,906
Temple-Inland Inc                                   300                12,030
                                                           -------------------
                                                                       62,566
                                                           -------------------
Pharmacy Services (0.16%)
Express Scripts Inc (a)                           1,000                75,490
Medco Health Solutions Inc (a)                    1,350                81,149
                                                           -------------------
                                                                      156,639
                                                           -------------------

Photo Equipment & Supplies (0.02%)
Eastman Kodak Co                                  1,000                22,400
                                                           -------------------

Pipelines (0.09%)
Kinder Morgan Inc                                   400                41,940
Williams Cos Inc                                  2,000                47,740
                                                           -------------------
                                                                       89,680
                                                           -------------------
Power Converter & Supply Equipment (0.19%)
American Power Conversion Corp                      800                17,568
Schneider Electric SA                             1,504               167,562
                                                           -------------------
                                                                      185,130
                                                           -------------------
Printing - Commercial (0.02%)
RR Donnelley & Sons Co                              600                19,776
                                                           -------------------

Private Corrections (0.00%)
Corrections Corp of America (a)                      11                   454
                                                           -------------------

Property & Casualty Insurance (0.29%)
Chubb Corp                                        1,300                67,548
Progressive Corp/The                              4,200               103,068
St Paul Travelers Cos Inc/The                     2,445               114,646
                                                           -------------------
                                                                      285,262
                                                           -------------------
Publicly Traded Investment Fund (2.77%)
iShares MSCI Mexico Index Fund                   36,700             1,585,807
Midcap SPDR Trust Series 1                           37                 5,098
Streettracks Gold Trust (a)                      19,400             1,153,136
                                                           -------------------
                                                                    2,744,041
                                                           -------------------
Publishing - Newspapers (0.12%)
Gannett Co Inc                                      960                54,557
New York Times Co                                   802                18,430
Tribune Co                                        1,332                43,583
                                                           -------------------
                                                                      116,570
                                                           -------------------
Quarrying (0.02%)
Vulcan Materials Co                                 300                23,475
                                                           -------------------

Radio (0.00%)
Cumulus Media Inc (a)                                 9                    86
                                                           -------------------

Real Estate Magagement & Services (0.02%)
Realogy Corp (a)                                    775                17,577
                                                           -------------------

Real Estate Operator & Developer (0.13%)
Land Securities Group PLC                         3,434               126,301
                                                           -------------------

Regional Banks (1.25%)
Bank of America Corp                             17,891               958,421
Comerica Inc                                        100                 5,692
Fifth Third Bancorp                                 400                15,232
Keycorp                                             100                 3,744
National City Corp                                  400                14,640
PNC Financial Services Group Inc                    200                14,488
SunTrust Banks Inc                                  300                23,184
US Bancorp                                        1,400                46,508
Wachovia Corp                                     1,289                71,926
Wells Fargo & Co                                  2,400                86,832
                                                           -------------------
                                                                    1,240,667
                                                           -------------------

Reinsurance (0.03%)
Muenchener Rueckversicherungs AG                    196                30,973
                                                           -------------------

REITS - Apartments (0.08%)
Equity Residential                                1,600                80,928
                                                           -------------------

REITS - Hotels (0.03%)
Host Hotels & Resorts Inc                         1,210                27,745
                                                           -------------------

REITS - Office Property (0.10%)
Equity Office Properties Trust                    2,500                99,400
                                                           -------------------

REITS - Warehouse & Industrial (0.07%)
Prologis                                          1,200                68,472
                                                           -------------------

Rental - Auto & Equipment (0.01%)
Avis Budget Group Inc                               310                 5,670
                                                           -------------------

Retail - Apparel & Shoe (0.04%)
Gap Inc/The                                         944                17,889
Ltd Brands Inc                                      728                19,285
                                                           -------------------
                                                                       37,174
                                                           -------------------
Retail - Auto Parts (0.01%)
Autozone Inc (a)                                    105                10,847
                                                           -------------------

Retail - Bedding (0.01%)
Bed Bath & Beyond Inc (a)                           298                11,401
                                                           -------------------

Retail - Building Products (0.13%)
Home Depot Inc                                    2,193                79,540
Lowe's Cos Inc                                    1,598                44,840
                                                           -------------------
                                                                      124,380
                                                           -------------------
Retail - Consumer Electronics (0.03%)
Best Buy Co Inc                                     553                29,619
                                                           -------------------

Retail - Discount (0.78%)
Costco Wholesale Corp                             1,475                73,278
Dollar General Corp                                 680                 9,269
Family Dollar Stores Inc                            359                10,497
Target Corp                                         849                46,907
TJX Cos Inc                                         596                16,706
Wal-Mart Stores Inc                              12,400               611,568
                                                           -------------------
                                                                      768,225
                                                           -------------------
Retail - Drug Store (0.16%)
CVS Corp                                          1,500                48,180
Walgreen Co                                       2,475               109,865
                                                           -------------------
                                                                      158,045
                                                           -------------------
Retail - Jewelry (0.17%)
Compagnie Financiere Richemont AG                 3,359               161,260
Tiffany & Co                                        346                11,487
                                                           -------------------
                                                                      172,747
                                                           -------------------
Retail - Major Department Store (0.02%)
JC Penney Co Inc                                    341                23,321
                                                           -------------------


Retail - Office Supplies (0.02%)
Staples Inc                                         945                22,992
                                                           -------------------

Retail - Regional Department Store (0.05%)
Federated Department Stores Inc                     716                30,939
Kohl's Corp (a)                                     297                19,281
                                                           -------------------
                                                                       50,220
                                                           -------------------
Retail - Restaurants (0.86%)
Darden Restaurants Inc                              800                33,976
McDonald's Corp                                  10,769               421,283
Starbucks Corp (a)                                6,574               223,845
Wendy's International Inc                           600                40,200
Yum! Brands Inc                                   2,498               130,021
                                                           -------------------
                                                                      849,325
                                                           -------------------
Rubber - Tires (0.11%)
Compagnie Generale des Etablissements Michelin      666                48,763
Continental AG                                      503                58,372
                                                           -------------------
                                                                      107,135
                                                           -------------------
Savings & Loans - Thrifts (0.05%)
Golden West Financial Corp                          200                15,450
Washington Mutual Inc                               700                30,429
                                                           -------------------
                                                                       45,879
                                                           -------------------
Schools (0.01%)
Apollo Group Inc (a)                                300                14,772
                                                           -------------------

Semiconductor Component - Integrated
Circuits (0.10%)
Analog Devices Inc                                1,000                29,390
Linear Technology Corp                            1,000                31,120
Maxim Integrated Products Inc                     1,300                36,491
                                                           -------------------
                                                                       97,001
                                                           -------------------
Semiconductor Equipment (0.34%)
Applied Materials Inc                             5,300                93,969
ASML Holding NV (a)                               7,407               173,020
Kla-Tencor Corp                                     800                35,576
Novellus Systems Inc (a)                            800                22,128
Teradyne Inc (a)                                    800                10,528
                                                           -------------------
                                                                      335,221
                                                           -------------------
Soap & Cleaning Products (0.05%)
Henkel KGaA                                          92                12,830
Reckitt Benckiser PLC                               873                36,104
                                                           -------------------
                                                                       48,934
                                                           -------------------
Steel - Producers (0.05%)
Nucor Corp                                          700                34,643
United States Steel Corp                            300                17,304
                                                           -------------------
                                                                       51,947
                                                           -------------------
Telecommunication Equipment (0.13%)
Alcatel SA                                        3,643                44,440
Avaya Inc (a)                                     1,600                18,304
Comverse Technology Inc (a)                         700                15,008
Lucent Technologies Inc - Warrants (a)              942                   179
Lucent Technologies Inc (a)                      15,600                36,504
Tellabs Inc (a)                                   1,600                17,536
                                                           -------------------
                                                                      131,971
                                                           -------------------
Telecommunication Equipment - Fiber
Optics (0.13%)
Corning Inc (a)                                   4,600               112,286

Telecommunication Equipment - Fiber Optics
JDS Uniphase Corp (a)                             5,700                12,483
                                                           -------------------
                                                                      124,769
                                                           -------------------
Telecommunication Services (0.02%)
Embarq Corp                                         306                14,801
                                                           -------------------

Telephone - Integrated (1.45%)
AT&T Inc                                          9,306               303,003
BellSouth Corp                                    4,400               188,100
BT Group PLC                                     10,921                54,722
CenturyTel Inc                                      500                19,835
Deutsche Telekom AG                               4,912                77,965
Portugal Telecom SGPS SA                          3,183                39,716
Qwest Communications International Inc (a)        5,000                43,600
Royal KPN NV                                      4,813                61,335
Sprint Nextel Corp                                6,138               105,267
Swisscom AG                                         187                62,075
Telecom Italia SpA RNC                           10,709                25,775
Telecom Italia SpA                               20,613                58,490
Telefonica SA                                     8,378               145,078
Telefonica SA ADR                                     1                    52
Verizon Communications Inc                        6,500               241,345
Windstream Corp                                     723                 9,536
                                                           -------------------
                                                                    1,435,894
                                                           -------------------
Television (0.12%)
CBS Corp                                          2,782                78,369
Univision Communications Inc (a)                  1,316                45,191
                                                           -------------------
                                                                      123,560
                                                           -------------------
Therapeutics (0.10%)
Gilead Sciences Inc (a)                           1,400                96,180
                                                           -------------------

Tobacco (0.72%)
Altria Group Inc                                  8,000               612,400
Reynolds American Inc                             1,000                61,970
UST Inc                                             700                38,381
                                                           -------------------
                                                                      712,751
                                                           -------------------
Tools - Hand Held (0.02%)
Black & Decker Corp                                 300                23,805
                                                           -------------------

Toys (0.03%)
Mattel Inc                                        1,400                27,580
                                                           -------------------

Transport - Rail (0.30%)
Burlington Northern Santa Fe Corp                 1,200                88,128
CSX Corp                                          2,000                65,660
Norfolk Southern Corp                             1,300                57,265
Union Pacific Corp                                1,000                88,000
                                                           -------------------
                                                                      299,053
                                                           -------------------
Transport - Services (0.53%)
Deutsche Post AG                                  3,132                82,047
FedEx Corp                                        1,100               119,548
United Parcel Service Inc                         4,500               323,730
                                                           -------------------
                                                                      525,325
                                                           -------------------
Web Portals (0.45%)
Google Inc (a)                                      800               321,520

Web Portals
Yahoo! Inc (a)                                    4,900               123,872
                                                           -------------------
                                                                      445,392
                                                           -------------------
Wireless Equipment (0.77%)
Motorola Inc                                      8,200               205,000
Nokia OYJ                                        11,145               221,087
Qualcomm Inc                                      5,500               199,925
Telefonaktiebolaget LM Ericsson                  39,500               136,903
                                                           -------------------
                                                                      762,915
                                                           -------------------
TOTAL COMMON STOCKS                                      $          59,735,252
                                                           -------------------
                                             Principal
                                              Amount               Value
                                       --------------------- -------------------
BONDS (12.30%)
Aerospace & Defense (0.07%)
Raytheon Co
6.75%, 8/15/2007                                 15,000                15,162
Systems 2001 Asset Trust LLC
6.66%, 9/15/2013 (b)                             55,410                58,283
                                                           -------------------
                                                                       73,445
                                                           -------------------
Airlines (0.04%)
Southwest Airlines Co
5.50%, 11/ 1/2006                                35,000                35,017
                                                           -------------------

Asset Backed Securities (1.75%)
Carrington Mortgage Loan Trust
5.48%, 9/25/2035 (c)                             53,334                53,344
Connecticut RRB Special Purpose Trust CL&P
5.81%, 12/30/2010 (c)                           200,000               201,006
Credit-Based Asset Servicing and Securitizing
5.43%, 8/25/2035 (c)                             56,678                56,676
5.39%, 6/25/2036 (c)                            143,820               143,832
First Franklin Mortgage Loan Asset
Backed Certificates
5.40%, 3/25/2035 (c)                            108,794               108,820
5.43%, 7/25/2035 (c)                             58,943                58,954
5.37%, 7/25/2036 (c)                            138,847               138,837
Fremont Home Loan Trust
5.38%, 10/25/2036 (c)                           200,000               199,982
GSAMP Trust
5.40%, 6/25/2036 (c)                            113,872               113,881
Long Beach Mortgage Loan Trust
5.42%, 1/25/2036 (c)                             76,644                76,657
Ownit Mortgage Loan Asset Backed Certificates
5.44%, 3/25/2036 (c)                              1,528                 1,528
Peco Energy Transition Trust
6.05%, 3/ 1/2009                                160,170               160,610
RAAC Series
5.43%, 9/25/2045 (c)                             94,291                94,317
Residential Asset Mortgage Products Inc
5.39%, 8/25/2036 (c)                            170,169               170,170
Securitized Asset Backed Receivables
5.40%, 11/25/2035 (c)                            66,097                66,116
Structured Asset Investment Loan Trust
5.40%, 2/25/2036 (c)                             85,578                85,583
                                                           -------------------
                                                                    1,730,313
                                                           -------------------
Auto - Car & Light Trucks (0.03%)
DaimlerChrysler NA Holding Corp
7.20%, 9/ 1/2009                                 20,000                20,839

Auto - Car & Light Trucks
DaimlerChrysler NA Holding Corp (continued)
8.50%, 1/18/2031                                  5,000                 5,942
                                                           -------------------
                                                                       26,781
                                                           -------------------
Automobile Sequential (0.21%)
Capital Auto Receivables Asset Trust
5.41%, 1/15/2008 (c)                             65,571                65,590
5.39%, 4/15/2008 (c)                             85,888                85,900
Merrill Auto Trust Securitization
5.34%, 4/25/2008 (c)                             52,095                52,098
                                                           -------------------
                                                                      203,588
                                                           -------------------
Brewery (0.08%)
FBG Finance Ltd
5.13%, 6/15/2015 (b)                             45,000                42,641
Miller Brewing Co
4.25%, 8/15/2008 (b)                             40,000                39,213
                                                           -------------------
                                                                       81,854
                                                           -------------------
Cable TV (0.12%)
Comcast Cable Communications Holdings I
8.38%, 5/ 1/2007                                 25,000                25,424
6.75%, 1/30/2011                                 25,000                26,264
Echostar DBS Corp
6.38%, 10/ 1/2011                                65,000                63,294
                                                           -------------------
                                                                      114,982
                                                           -------------------
Casino Hotels (0.07%)
Harrah's Operating Co Inc
6.50%, 6/ 1/2016                                 70,000                68,620
                                                           -------------------

Chemicals - Diversified (0.02%)
ICI Wilmington Inc
4.38%, 12/ 1/2008                                20,000                19,547
                                                           -------------------

Computers (0.04%)
Hewlett-Packard Co
5.52%, 5/22/2009 (c)                             40,000                40,043
                                                           -------------------

Consumer Products - Miscellaneous (0.05%)
Clorox Co
5.51%, 12/14/2007 (c)                            50,000                50,084
                                                           -------------------

Containers - Paper & Plastic (0.02%)
Sealed Air Corp
5.63%, 7/15/2013 (b)                             25,000                24,599
                                                           -------------------

Credit Card Asset Backed Securities (1.52%)
American Express Credit Account Master
5.44%, 9/15/2009 (c)                            200,000               200,100
5.44%, 11/16/2009 (c)                           275,000               275,240
5.44%, 12/15/2009 (c)                           200,000               200,150
GE Capital Credit Card Master Note Trust
5.38%, 6/15/2010 (c)                            150,000               150,056
5.37%, 9/15/2010 (c)                            150,000               150,066
MBNA Credit Card Master Note Trust
5.44%, 8/17/2009 (c)                            275,000               275,164
5.47%, 2/16/2010 (c)                            250,000               250,335
                                                           -------------------
                                                                    1,501,111
                                                           -------------------

Diversified Financial Services (0.04%)
AXA Financial Inc
6.50%, 4/ 1/2008                                 20,000                20,329
General Electric Capital Corp
4.25%, 12/ 1/2010                                25,000                24,219
                                                           -------------------
                                                                       44,548
                                                           -------------------
Electric - Distribution (0.02%)
Detroit Edison Co
6.13%, 10/ 1/2010                                20,000                20,566
                                                           -------------------

Electric - Integrated (0.36%)
Arizona Public Service Co
6.75%, 11/15/2006                                15,000                15,018
5.80%, 6/30/2014                                 40,000                39,792
CC Funding Trust I
6.90%, 2/16/2007                                 45,000                45,215
Cincinnati Gas & Electric
5.70%, 9/15/2012                                 20,000                20,150
Consumers Energy Co
4.80%, 2/17/2009                                 25,000                24,687
4.00%, 5/15/2010                                 15,000                14,319
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                 20,000                19,389
6.14%, 12/ 8/2008 (b)(c)                         35,000                35,062
5.80%, 12/ 1/2009 (c)                            20,000                19,944
Monongahela Power Co
5.00%, 10/ 1/2006                                20,000                20,000
Nisource Finance Corp
5.97%, 11/23/2009 (c)                            30,000                29,994
Ohio Power Co
6.00%, 6/ 1/2016                                 40,000                41,078
PSEG Energy Holdings LLC
8.63%, 2/15/2008                                 25,000                25,937
Wisconsin Electric Power
3.50%, 12/ 1/2007                                10,000                 9,803
                                                           -------------------
                                                                      360,388
                                                           -------------------
Electric Products - Miscellaneous (0.02%)
LG Electronics Inc
5.00%, 6/17/2010 (b)                             25,000                24,300
                                                           -------------------

Finance - Auto Loans (0.35%)
GMAC LLC
6.88%, 9/15/2011                                165,000               164,126
Toyota Motor Credit Corp
5.65%, 1/15/2007                                185,000               185,099
                                                           -------------------
                                                                      349,225
                                                           -------------------
Finance - Commercial (0.10%)
Caterpillar Financial Services Corp
5.46%, 8/20/2007 (c)                             55,000                55,057
3.63%, 11/15/2007                                10,000                 9,815
CIT Group Inc
3.65%, 11/23/2007                                30,000                29,490
                                                           -------------------
                                                                       94,362
                                                           -------------------
Finance - Consumer Loans (0.18%)
American General Finance Corp
4.63%, 9/ 1/2010                                 25,000                24,398
HSBC Finance Corp
4.13%, 12/15/2008                                15,000                14,674
Finance - Consumer Loans
HSBC Finance Corp (continued)
6.75%, 5/15/2011                                 95,000               100,681
SLM Corp
4.00%, 1/15/2010                                 40,000                38,539
                                                           -------------------
                                                                      178,292
                                                           -------------------
Finance - Credit Card (0.07%)
MBNA Corp
5.91%, 5/ 5/2008 (c)                             70,000                70,487
                                                           -------------------

Finance - Investment Banker & Broker (0.09%)
JPMorgan Chase & Co
6.00%, 2/15/2009                                 90,000                91,408
                                                           -------------------

Finance - Mortgage Loan/Banker (0.28%)
Countrywide Home Loans Inc
3.25%, 5/21/2008                                 55,000                53,294
Nationwide Building Society
4.25%, 2/ 1/2010 (b)                             60,000                58,200
Residential Capital Corp
6.38%, 6/30/2010                                 75,000                75,883
SLM Student Loan Trust
5.51%, 4/25/2013 (c)                             87,813                87,816
                                                           -------------------
                                                                      275,193
                                                           -------------------
Food - Miscellaneous/Diversified (0.07%)
ConAgra Foods Inc
7.00%, 10/ 1/2028                                15,000                16,203
8.25%, 9/15/2030                                 20,000                24,587
General Mills Inc
3.88%, 11/30/2007                                25,000                24,582
                                                           -------------------
                                                                       65,372
                                                           -------------------
Food - Retail (0.04%)
Delhaize America Inc
9.00%, 4/15/2031                                 30,000                35,142
                                                           -------------------

Gas - Distribution (0.03%)
Sempra Energy
4.62%, 5/17/2007                                 30,000                29,855
                                                           -------------------

Home Equity - Other (1.24%)
ACE Securities Corp
5.65%, 5/25/2034 (c)                             69,169                69,417
5.44%, 7/25/2035 (c)                             52,248                52,254
Aegis Asset Backed Securities Trust
5.43%, 8/25/2035 (c)                              3,220                 3,221
5.44%, 10/25/2035 (c)                            54,270                54,279
Argent Securities Inc
5.40%, 10/25/2036 (d)                           200,000               200,000
Bear Stearns Asset Backed Securities Inc
5.53%, 9/25/2034 (c)                             51,300                51,338
5.45%, 8/25/2035 (c)                             47,236                47,245
5.45%, 11/25/2035 (c)                            81,550                81,567
Citigroup Mortgage Loan Trust Inc
5.40%, 8/25/2036 (c)                            107,591               107,591
Countrywide Asset-Backed Certificates
5.43%, 10/25/2046 (c)(d)                        125,000               125,004
Master Asset Backed Securities Trust
5.42%, 3/25/2035 (c)                              3,949                 3,949
Home Equity - Other
New Century Home Equity Loan Trust
5.86%, 11/25/2034 (c)                            88,611                88,713
Option One Mortgage Loan Trust
5.63%, 11/25/2034 (c)                            36,796                36,817
5.38%, 7/25/2036 (c)                            130,429               130,430
Residential Asset Securities Corp
5.93%, 6/25/2032 (c)                            103,636               103,679
Structured Asset Securities Corp
5.68%, 12/25/2034 (c)                            76,583                76,656
                                                           -------------------
                                                                    1,232,160
                                                           -------------------
Hotels & Motels (0.04%)
Hyatt Equities LLC
6.88%, 6/15/2007 (b)                             35,000                35,232
                                                           -------------------

Medical - HMO (0.01%)
WellPoint Inc
3.75%, 12/14/2007                                10,000                 9,806
                                                           -------------------

Multimedia (0.04%)
Viacom Inc
6.88%, 4/30/2036 (b)                             40,000                39,544
                                                           -------------------

Non-Hazardous Waste Disposal (0.01%)
Waste Management Inc
7.38%, 8/ 1/2010                                 10,000                10,718
                                                           -------------------

Pipelines (0.19%)
Consolidated Natural Gas Co
6.25%, 11/ 1/2011                                30,000                30,917
5.00%, 12/ 1/2014                                25,000                23,739
Kinder Morgan Energy Partners LP
5.13%, 11/15/2014                                15,000                14,258
Kinder Morgan Finance Co ULC
5.70%, 1/ 5/2016                                 45,000                41,540
Panhandle Eastern Pipe Line
2.75%, 3/15/2007                                 10,000                 9,878
Plains All American Pipeline LP
6.70%, 5/15/2036 (b)                             40,000                41,745
Texas Eastern Transmission LP
7.00%, 7/15/2032                                 20,000                22,406
                                                           -------------------
                                                                      184,483
                                                           -------------------
Poultry (0.01%)
Pilgrim's Pride Corp
9.63%, 9/15/2011                                 10,000                10,500
                                                           -------------------

Power Converter & Supply Equipment (0.03%)
Cooper Industries Inc
5.25%, 11/15/2012                                35,000                34,810
                                                           -------------------

Real Estate Operator & Developer (0.04%)
Brascan Corp
7.13%, 6/15/2012                                 40,000                42,849
                                                           -------------------


REITS - Office Property (0.02%)
Reckson Operating Partnership LP
5.15%, 1/15/2011                                 25,000                24,636
                                                           -------------------

Retail - Drug Store (0.02%)
CVS Corp
5.75%, 8/15/2011                                 15,000                15,195
                                                           -------------------

Retail - Major Department Store (0.06%)
May Department Stores Co/The
5.95%, 11/ 1/2008                                45,000                45,364
6.70%, 7/15/2034                                 15,000                14,923
                                                           -------------------
                                                                       60,287
                                                           -------------------
Retail - Restaurants (0.03%)
Yum! Brands Inc
8.88%, 4/15/2011                                 25,000                28,268
                                                           -------------------

Savings & Loans - Thrifts (0.07%)
Washington Mutual Bank
5.50%, 1/15/2013                                 30,000                29,983
Washington Mutual Inc
8.25%, 4/ 1/2010                                 35,000                37,997
                                                           -------------------
                                                                       67,980
                                                           -------------------
Sovereign Agency (4.03%)
Federal Home Loan Bank Discount Notes
5.1689%, 10/13/2006                           1,200,000             1,197,938
5.145%, 10/18/2006                            1,000,000               997,570
5.145%, 11/ 1/2006                              500,000               497,785
Freddie Mac Discount Notes
5.15%, 10/17/2006                             1,300,000             1,297,025
                                                           -------------------
                                                                    3,990,318
                                                           -------------------
Special Purpose Entity (0.28%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/2011 (b)                            110,000               114,784
Farmers Exchange Capital
7.05%, 7/15/2028 (b)                            110,000               112,744
Xlliac Global Funding
4.80%, 8/10/2010 (b)                             55,000                53,912
                                                           -------------------
                                                                      281,440
                                                           -------------------
Telephone - Integrated (0.39%)
AT&T Corp
7.30%, 11/15/2011 (c)                            12,000                13,007
8.00%, 11/15/2031 (c)                            45,000                55,001
AT&T Inc
6.15%, 9/15/2034                                 25,000                24,203
France Telecom SA
8.50%, 3/ 1/2031 (c)                             40,000                52,190
Sprint Capital Corp
6.00%, 1/15/2007                                 30,000                30,032
8.75%, 3/15/2032                                  5,000                 6,098
Telecom Italia Capital SA
4.00%, 11/15/2008                                25,000                24,251
4.00%, 1/15/2010                                 30,000                28,425
Telefonica Europe BV
8.25%, 9/15/2030                                 45,000                53,588

Telephone - Integrated
Verizon/New England
6.50%, 9/15/2011                                 95,000                97,456
                                                           -------------------
                                                                      384,251
                                                           -------------------
Textile - Home Furnishings (0.03%)
Mohawk Industries Inc
7.20%, 4/15/2012                                 25,000                26,132
                                                           -------------------

Transport - Rail (0.06%)
Norfolk Southern Corp
7.35%, 5/15/2007                                 30,000                30,329
Union Pacific Corp
6.79%, 11/ 9/2007                                15,000                15,187
6.63%, 2/ 1/2008                                 10,000                10,164
                                                           -------------------
                                                                       55,680
                                                           -------------------
Transport - Services (0.03%)
FedEx Corp
7.25%, 2/15/2011                                 30,000                32,190
                                                           -------------------
TOTAL BONDS                                                        12,175,601
                                                           -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (18.93%)
Federal Home Loan Mortgage Corporation
(FHLMC) (0.98%)
5.50%, 10/ 1/2021 (e)                           825,000               824,226
7.50%, 10/ 1/2030                                38,348                39,745
12.00%, 7/ 1/2010                                11,646                12,543
12.00%, 7/ 1/2013                                20,827                23,005
12.00%, 6/ 1/2015                                20,776                23,065
11.50%, 10/ 1/2015                               25,971                28,695
10.00%, 9/ 1/2017                                17,091                18,118
                                                           -------------------
                                                                      969,397
                                                           -------------------
Federal National Mortgage Association
(FNMA) (6.05%)
7.00%, 6/ 1/2032                                102,476               105,471
7.00%, 10/ 1/2032                                64,290                66,189
7.00%, 10/ 1/2034                                35,308                36,319
7.00%, 4/ 1/2035                                110,213               113,435
7.00%, 10/ 1/2035                               337,852               347,087
7.00%, 10/ 1/2036 (e)                         1,025,000             1,052,547
7.00%, 11/ 1/2036 (e)                           650,000               667,062
8.00%, 2/ 1/2012                                 17,336                17,943
10.00%, 4/ 1/2016                                15,538                16,675
7.00%, 4/ 1/2023                                  2,750                 2,837
7.50%, 4/ 1/2030                                  1,173                 1,218
7.50%, 6/ 1/2030                                 58,213                60,274
7.50%, 11/ 1/2030                                17,339                17,953
7.50%, 2/ 1/2031                                 23,504                24,393
8.00%, 12/ 1/2031                                 3,999                 4,219
8.50%, 5/ 1/2032                                 68,048                73,107
7.50%, 6/ 1/2032                                 75,289                77,814
6.50%, 12/ 1/2032                               232,214               237,338
7.50%, 9/ 1/2035                                118,802               123,009
6.42%, 1/ 1/2036 (c)                            477,947               494,143
6.42%, 3/ 1/2036 (c)                            239,507               247,650
6.48%, 3/ 1/2036 (c)                            247,151               255,546
6.92%, 4/ 1/2036 (c)                            486,205               506,223
6.94%, 4/ 1/2036 (c)                            324,633               335,901
6.91%, 5/ 1/2036 (c)                            251,110               259,827
6.92%, 5/ 1/2036 (c)                            251,570               260,294
6.73%, 7/ 1/2036 (c)(d)                         249,322               256,412
6.92%, 7/ 1/2036 (c)(d)                         175,707               180,594

Federal National Mortgage Association (FNMA)
4.54%, 8/ 1/2036 (c)(d)                         149,546               153,846
                                                           -------------------
                                                                    5,995,326
                                                           -------------------
Government National Mortgage Association
(GNMA) (0.04%)
12.00%, 12/15/2012                               24,483                27,266
10.50%, 4/15/2014                                11,420                12,596
                                                           -------------------
                                                                       39,862
                                                           -------------------
U.S. Treasury (11.86%)
4.63%, 2/29/2008                                500,000               498,789
4.50%, 2/28/2011                              1,400,000             1,394,750
3.88%, 2/15/2013                              1,955,000             1,877,793
4.25%, 8/15/2013                              2,350,000             2,300,429
4.25%, 11/15/2013                             1,580,000             1,545,499
4.00%, 2/15/2014                                575,000               552,876
4.25%, 8/15/2014                                375,000               365,903
8.13%, 8/15/2019                                125,000               164,844
8.13%, 8/15/2021                                825,000             1,111,559
6.38%, 8/15/2027                                260,000               312,122
5.50%, 8/15/2028                                 25,000                27,242
6.13%, 8/15/2029                              1,350,000             1,591,418
                                                           -------------------
                                                                   11,743,224
                                                           -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS                                                 18,747,809
                                                           -------------------
Total Investments                                                  90,658,662
Other Assets in Excess of Liabilities,
    Net - 8.45%                                                     8,365,045
                                                           -------------------
TOTAL NET ASSETS - 100.00%                                         99,023,707
                                                           ===================
                                                           -------------------

                                                           ===================

(a)  Non-Income Producing Security

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $680,259 or 0.69% of net assets.


(c)  Variable Rate

(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $915,856 or 0.92% of net assets.

(e) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $          13,239,161
Unrealized Depreciation                                       (1,519,553)
                                                       -------------------
Net Unrealized Appreciation (Depreciation)                     11,719,608
Cost for federal income tax purposes                           78,939,054


                          SCHEDULE OF FUTURES CONTRACTS
                                                                          Current          Unrealized
                                         Number of        Original        Market         Appreciation/
Type                                     Contracts          Value          Value         (Depreciation)
---------------------------------------- ---------- ---------------------------------- -------------------
Buy:
Australia 10 Year Bond; December 2006       12             $923,354     $929,244              $5,890
DJ Euro Stoxx 50; December 2006             10              484,865      495,680              10,815
FTSE 100 Index; December 2006                7              775,386      782,769               7,383
FTSE/JSE Top 40; December 2006              36              921,277      962,453              41,176
Hang Seng Index; October 2006                6              677,843      676,018             (1,825)
Long Gilt; December 2006                     6            1,230,742    1,233,287               2,545
NASDAQ 100; December 2006                    3              490,200      501,375              11,175
S&P 500 eMini; December 2006                 2              134,529      134,540                  11
SPI 200; December 2006                       8              752,050      773,117              21,067
Topix Index; December 2006                  42            5,858,436    5,745,140           (113,296)
U.S. 10 Year Note; December 2006             9              963,939      972,563               8,624
U.S. Long Bond; December 2006               14            1,551,749    1,573,687              21,938

                                                                           Current       Unrealized
                                                Number of   Original       Market      Appreciation/
Type                                            Contracts     Value         Value      (Depreciation)
----------------------------------------------- ---------- -------------------------------------------
Sell:
S & P 500; December 2006                            7       $2,319,065       $2,354,450    $(35,385)

Portfolio Summary (unaudited)
---------------------------------------------------------------
Sector                                                 Percent
---------------------------------------------------------------
Government                                              15.89%
Consumer, Non-cyclical                                  13.44%
Financial                                               11.53%
Industrial                                               7.13%
Mortgage Securities                                      7.07%
Communications                                           6.87%
Energy                                                   6.21%
Technology                                               5.83%
Funds                                                    5.26%
Asset Backed Securities                                  4.80%
Consumer, Cyclical                                       4.37%
Utilities                                                1.99%
Basic Materials                                          0.97%
Diversified                                              0.19%
Other Assets in Excess of Liabilities, Net               8.45%
                                                  -------------
TOTAL NET ASSETS                                       100.00%
                                                  =============

Other Assets Summary (unaudited)
---------------------------------------------------------------
Asset Type                                             Percent
---------------------------------------------------------------
Currency Contracts                                      43.44%
Futures                                                 17.30%


                                       SCHEDULE OF FOREIGN CURRENCY CONTRACTS
               Foreign Currency     Delivery   Contracts   In           Value        Net Unrealized
              Purchase Contracts      Date     to Accept   Exchange                   Appreciation
                                                              For
---------------------------------- ----------- ----------- ---------- ----------- ----------------------

---------------------------------- ----------- ----------- ---------- ----------- ----------------------
Euro                               08/15/2006   5,018,310  $6,400,299 $6,382,551              $(17,748)
Australian Dollar                  09/14/2006   4,707,609  3,525,288   3,506,103               (19,185)
Canadian Dollar                    09/14/2006   1,139,559  1,020,461   1,024,033                  3,572
Swiss Franc                        09/14/2006   1,037,857    838,107     834,188                (3,919)
Chinese Renminbi                   01/18/2007  56,726,797  7,279,082   7,255,598               (23,484)
Swedish Krona                      09/14/2006   1,554,053    214,598     213,289                (1,309)
Singapore Dollar                   09/14/2006     246,244    156,771     155,883                  (888)
British Pound                      08/15/2006   2,300,817  4,320,045   4,300,713               (19,332)
Japanese Yen                       08/15/2006  717,401,853 6,158,411   6,141,767               (16,644)


               Foreign Currency    Delivery   Contracts   In           Value        Net Unrealized
                Sale Contracts       Date     to Deliver  Exchange                   Appreciation
                                                             For
--------------------------------- ----------- ----------- ---------- ----------- ----------------------

--------------------------------- ----------- ----------- ---------- ----------- ----------------------
Euro                              09/14/2006   3,073,667  $3,920,819 $3,909,252                $11,567
Australian Dollar                 09/14/2006   3,647,894  2,733,449   2,716,855                 16,594
British Pound                     09/14/2006   2,037,183  3,822,915   3,807,925                 14,990
Japanese Yen                      09/14/2006  153,990,441 1,320,820   1,318,331                  2,489
Swiss Franc                       08/31/2006   1,799,527  1,453,114   1,446,388                  6,276

Schedule of Investments
September 30, 2006 (unaudited)
Balanced Account
                                                Shares
                                                 Held                   Value
                                              ------------------- --------------
COMMON STOCKS (63.63%)
Advertising Agencies (0.23%)
Omnicom Group Inc                                    2,736    $          256,090
                                                              ------------------

Advertising Services (0.07%)
inVentiv Health Inc (a)                                666                21,332
WPP Group PLC ADR                                      981                60,557
                                                              ------------------
                                                                          81,889
                                                              ------------------
Aerospace & Defense (0.77%)
Boeing Co                                            1,367               107,788
General Dynamics Corp                                5,144               368,671
Lockheed Martin Corp                                 3,940               339,076
Teledyne Technologies Inc (a)                          975                38,610
                                                              ------------------
                                                                         854,145
                                                              ------------------
Aerospace & Defense Equipment (0.38%)
BE Aerospace Inc (a)                                 1,390                29,315
United Technologies Corp                             6,084               385,421
                                                              ------------------
                                                                         414,736
                                                              ------------------
Agricultural Operations (0.22%)
Archer-Daniels-Midland Co                            6,321               239,439
                                                              ------------------

Airlines (0.18%)
Alaska Air Group Inc (a)                               620                23,585
Continental Airlines Inc (a)(b)                      1,260                35,670
Southwest Airlines Co                                8,480               141,277
                                                              ------------------
                                                                         200,532
                                                              ------------------
Apparel Manufacturers (0.40%)
Coach Inc (a)                                        6,299               216,686
Guess ? Inc (a)                                        950                46,103
Oxford Industries Inc                                  551                23,643
Phillips-Van Heusen                                  1,070                44,694
VF Corp                                              1,499               109,352
                                                              ------------------
                                                                         440,478
                                                              ------------------
Appliances (0.03%)
Whirlpool Corp                                         400                33,644
                                                              ------------------

Applications Software (1.10%)
Citrix Systems Inc (a)                               4,710               170,549
Microsoft Corp                                      35,972               983,115
Nuance Communications Inc (a)(b)                     1,532                12,516
Red Hat Inc (a)(b)                                   1,475                31,093
Verint Systems Inc (a)                                 693                20,825
                                                              ------------------
                                                                       1,218,098
                                                              ------------------
Athletic Footwear (0.21%)
Nike Inc                                             2,673               234,208
                                                              ------------------

Audio & Video Products (0.14%)
Matsushita Electric Industrial Co Ltd ADR            5,700               120,441
Pioneer Corp (a)                                     1,700                29,950
                                                              ------------------
                                                                         150,391
                                                              ------------------

Auto - Car & Light Trucks (0.43%)
General Motors Corp                                  4,780               158,983
Nissan Motor Co Ltd ADR                              4,325                97,140
Toyota Motor Corp ADR                                2,015               219,433
                                                              ------------------
                                                                         475,556
                                                              ------------------
Auto - Medium & Heavy Duty Trucks (0.05%)
Oshkosh Truck Corp                                   1,125                56,779
                                                              ------------------

Auto/Truck Parts & Equipment -
Original (0.06%)
Tenneco Inc (a)                                      1,590                37,190
TRW Automotive Holdings Corp (a)                       980                23,589
                                                              ------------------
                                                                          60,779
                                                              ------------------
Auto/Truck Parts & Equipment -
Replacement (0.00%)
Aftermarket Technology Corp (a)                        300                 5,328
                                                              ------------------

Beverages - Non-Alcoholic (1.08%)
Coca-Cola Co/The                                    10,588               473,072
Hansen Natural Corp (a)(b)                           1,100                35,728
PepsiCo Inc                                         10,424               680,270
                                                              ------------------
                                                                       1,189,070
                                                              ------------------
Beverages - Wine & Spirits (0.19%)
Brown-Forman Corp                                    1,960               150,234
Diageo PLC ADR                                         846                60,100
                                                              ------------------
                                                                         210,334
                                                              ------------------
Brewery (0.32%)
Anheuser-Busch Cos Inc                               6,580               312,616
SABMiller PLC ADR (b)                                2,005                37,293
                                                              ------------------
                                                                         349,909
                                                              ------------------
Building - Mobile Home & Manufactured
Housing (0.02%)
Thor Industries Inc (b)                                575                23,673
                                                              ------------------

Building & Construction Products -
Miscellaneous (0.03%)
NCI Building Systems Inc (a)(b)                        510                29,667
                                                              ------------------

Building Products - Cement & Aggregate (0.18%)
CRH PLC ADR (b)                                      3,641               126,124
Eagle Materials Inc                                  1,066                35,903
Texas Industries Inc (b)                               653                33,995
                                                              ------------------
                                                                         196,022
                                                              ------------------
Building Products - Light Fixtures (0.03%)
Genlyte Group Inc (a)                                  522                37,166
                                                              ------------------

Building Products - Wood (0.01%)
Universal Forest Products Inc                          314                15,402
                                                              ------------------

Cable TV (0.24%)
Comcast Corp (a)                                     3,680               135,608
DIRECTV Group Inc/The (a)(b)                         5,320               104,697
Lodgenet Entertainment Corp (a)                      1,276                24,091
                                                              ------------------
                                                                         264,396
                                                              ------------------
Casino Services (0.05%)
International Game Technology                        1,350                56,025
                                                              ------------------

Cellular Telecommunications (0.15%)
Syniverse Holdings Inc (a)                           1,060                15,900

Cellular Telecommunications
Vodafone Group PLC ADR                               6,611               151,127
                                                              ------------------
                                                                         167,027

                                                              ------------------
Chemicals - Diversified (0.08%)
Arkema ADR (a)(b)                                       68                 3,193
BASF AG ADR                                            787                63,039
FMC Corp                                               394                25,243
                                                              ------------------
                                                                          91,475
                                                              ------------------
Chemicals - Specialty (0.12%)
Albemarle Corp                                       1,850               100,510
Arch Chemicals Inc                                     990                28,166
                                                              ------------------
                                                                         128,676
                                                              ------------------
Circuit Boards (0.02%)
Park Electrochemical Corp                              813                25,756
                                                              ------------------

Coatings & Paint (0.12%)
Sherwin-Williams Co/The                              2,405               134,151
                                                              ------------------

Collectibles (0.01%)
RC2 Corp (a)                                           396                13,278
                                                              ------------------

Commercial Banks (2.31%)
ABN AMRO Holding NV ADR (b)                          3,913               114,338
Alabama National Bancorporation                        480                32,760
Bancfirst Corp                                         164                 7,662
Banco Santander Central Hispano SA ADR (b)          12,132               191,564
Bank of Hawaii Corp                                  1,268                61,067
Bank of Ireland ADR (b)                              1,510               118,958
Bank of Nova Scotia (b)                              3,140               135,240
Banner Corp                                            170                 6,977
Barclays PLC ADR (b)                                 4,409               223,845
BNP Paribas ADR (b)                                  4,500               243,000
BOK Financial Corp                                      66                 3,471
Capital Corp of the West                               202                 6,266
Central Pacific Financial Corp                         831                30,398
City Bank/Lynnwood WA                                  144                 6,772
City Holding Co                                        346                13,795
Colonial BancGroup Inc/The                           1,194                29,253
Columbia Banking System Inc                            190                 6,082
Community Bancorp/NV (a)                               203                 6,193
Compass Bancshares Inc                               2,792               159,088
Corus Bankshares Inc                                 1,244                27,816
Cullen/Frost Bankers Inc                             1,298                75,050
East West Bancorp Inc                                3,711               146,993
First Community Bancorp Inc/CA                         740                41,403
First State Bancorporation/NM                          300                 7,791
HBOS PLC ADR (b)                                       998                59,930
IBERIABANK Corp                                        125                 7,625
Intervest Bancshares Corp (a)(b)                       102                 4,443
ITLA Capital Corp                                       62                 3,333
Kookmin Bank ADR                                     1,031                80,449
National Bank of Greece SA ADR (b)                   8,548                74,453
Pinnacle Financial Partners Inc (a)(b)                 201                 7,196
Placer Sierra Bancshares                               267                 5,930
Preferred Bank/Los Angeles CA (b)                      334                20,030
Regions Financial Corp (b)                           6,830               251,276
Security Bank Corp/GA (b)                              310                 7,009
Southwest Bancorp Inc/Stillwater OK                    262                 6,765

Commercial Banks
Sterling Financial Corp/WA                             810                26,268
TCF Financial Corp                                   2,360                62,044
Toronto-Dominion Bank (b)                            2,433               143,888
Trustmark Corp                                         390                12,258
Vineyard National Bancorp                            1,302                33,800
Virginia Commerce Bancorp (a)(b)                       281                 6,238
West Coast Bancorp/OR                                  220                 6,719
Whitney Holding Corp                                   840                30,047
Wilshire Bancorp Inc                                   390                 7,426
                                              -                -----------------
                                                                       2,552,909
                                              -                -----------------
Commercial Services (0.01%)
Steiner Leisure Ltd (a)                                310                13,036
                                              -                -----------------

Commercial Services - Finance (0.17%)
Equifax Inc                                          2,150                78,926
Paychex Inc                                          1,775                65,409
Wright Express Corp (a)                              1,729                41,600
                                              -                -----------------
                                                                         185,935
                                              -                -----------------
Computer Aided Design (0.19%)
Ansys Inc (a)                                          877                38,746
Aspen Technology Inc (a)(b)                            630                 6,880
Autodesk Inc (a)                                     3,902               135,711
Parametric Technology Corp (a)                       1,404                24,514
                                              -                -----------------
                                                                         205,851
                                              -                -----------------
Computer Graphics (0.04%)
Trident Microsystems Inc (a)(b)                      1,955                45,473
                                              -                -----------------

Computer Services (0.08%)
Ceridian Corp (a)                                    2,435                54,446
SI International Inc (a)                               420                13,432
SYKES Enterprises Inc (a)(b)                         1,077                21,917
                                              -                -----------------
                                                                          89,795
                                              -                -----------------
Computers (1.40%)
Apple Computer Inc (a)                               5,844               450,163
Dell Inc (a)                                         1,728                39,468
Hewlett-Packard Co                                  18,020               661,154
International Business Machines Corp                 4,814               394,459
                                              -                -----------------
                                                                       1,545,244
                                              -                -----------------
Computers - Integrated Systems (0.19%)
Brocade Communications Systems Inc (a)               5,275                37,241
Intergraph Corp (a)                                    676                28,987
NCR Corp (a)                                         3,750               148,050
                                              -                -----------------
                                                                         214,278
                                              -                -----------------
Computers - Memory Devices (0.30%)
Imation Corp                                           700                28,105
Komag Inc (a)(b)                                       480                15,341
Network Appliance Inc (a)                            4,585               169,691
TDK Corp ADR (b)                                       950                76,143
Western Digital Corp (a)                             2,075                37,557
                                              -                -----------------
                                                                         326,837
                                              -                -----------------
Computers - Peripheral Equipment (0.14%)
Lexmark International Inc (a)                        2,634               151,876
                                              -                -----------------


Consulting Services (0.05%)
FTI Consulting Inc (a)(b)                            2,380                59,643
                                              -                -----------------

Consumer Products - Miscellaneous (0.05%)
Central Garden and Pet Co (a)                          910                43,917
CNS Inc                                                166                 4,686
WD-40 Co (b)                                           139                 4,958
                                              -                -----------------
                                                                          53,561
                                              -                -----------------
Containers - Metal & Glass (0.02%)
Silgan Holdings Inc (b)                                670                25,165
                                              -                -----------------

Containers - Paper & Plastic (0.09%)
Bemis Co                                             2,160                70,978
Sonoco Products Co                                     940                31,621
                                              -                -----------------
                                                                         102,599
                                              -                -----------------
Cosmetics & Toiletries (1.16%)
Colgate-Palmolive Co                                 4,650               288,765
Procter & Gamble Co                                 16,097               997,692
                                              -                -----------------
                                                                       1,286,457
                                              -                -----------------
Data Processing & Management (0.14%)
Global Payments Inc                                  3,540               155,795
                                              -                -----------------

Diagnostic Equipment (0.03%)
Immucor Inc (a)                                      1,640                36,752
                                              -                -----------------

Diagnostic Kits (0.08%)
Dade Behring Holdings Inc                            1,765                70,882
Meridian Bioscience Inc (b)                            970                22,805
                                              -                -----------------
                                                                          93,687
                                              -                -----------------
Direct Marketing (0.04%)
Harte-Hanks Inc (b)                                  1,520                40,052
                                              -                -----------------

Distribution & Wholesale (0.14%)
Central European Distribution Corp (a)(b)            1,110                25,985
Directed Electronics Inc (a)(b)                        470                 7,097
United Stationers Inc (a)                              680                31,627
Watsco Inc (b)                                         400                18,404
WESCO International Inc (a)                          1,210                70,216
                                              -                -----------------
                                                                         153,329
                                              -                -----------------
Diversified Manufacturing Operations (2.44%)
3M Co                                                1,127                83,871
AO Smith Corp                                          673                26,536
Cooper Industries Ltd                                1,115                95,020
Crane Co                                               720                30,096
Dover Corp                                           4,183               198,442
General Electric Co                                 40,375             1,425,238
Honeywell International Inc                          4,053               165,768
Ingersoll-Rand Co Ltd                                3,330               126,473
ITT Corp                                             3,644               186,828
Parker Hannifin Corp                                 2,714               210,959
Siemens AG ADR                                         518                45,118
Textron Inc                                          1,170               102,375
                                              -                -----------------
                                                                       2,696,724
                                              -                -----------------
Diversified Minerals (0.23%)
Anglo American PLC ADR                               3,800                80,180

Diversified Minerals
BHP Billiton Ltd ADR (b)                             4,610               174,627
                                              -                -----------------
                                                                         254,807
                                              -                -----------------
Diversified Operations (0.07%)
Tomkins Plc ADR                                      4,333                77,431
                                              -                -----------------

Diversified Operations & Commercial
Services (0.02%)
Chemed Corp                                            696                22,453
                                              -                -----------------

E-Commerce - Products (0.07%)
Nutri/System Inc (a)(b)                              1,192                74,250
                                              -                -----------------

Educational Software (0.02%)
Blackboard Inc (a)(b)                                  937                24,831
                                              -                -----------------

Electric - Distribution (0.12%)
National Grid PLC ADR (b)                            2,198               137,793
                                              -                -----------------

Electric - Integrated (1.90%)
Allegheny Energy Inc (a)                             6,052               243,109
Allete Inc (b)                                       1,120                48,664
Centerpoint Energy Inc (b)                           9,380               134,322
Duke Energy Corp                                     1,030                31,106
E.ON AG ADR                                          3,147               124,841
Enel SpA ADR                                         1,780                81,221
Exelon Corp (b)                                      3,610               218,549
FirstEnergy Corp                                     4,970               277,624
OGE Energy Corp                                      4,307               155,526
PG&E Corp                                            1,750                72,888
PNM Resources Inc                                    1,058                29,169
PPL Corp                                             5,121               168,481
RWE AG ADR                                             901                83,252
TXU Corp                                             5,978               373,745
Xcel Energy Inc                                      2,861                59,080
                                              -                -----------------
                                                                       2,101,577
                                              -                -----------------
Electric Products - Miscellaneous (0.36%)
Ametek Inc                                           1,725                75,124
Emerson Electric Co                                  1,810               151,786
Hitachi Ltd ADR                                      1,369                79,772
Sharp Corp ADR (b)                                   5,026                86,950
                                              -                -----------------
                                                                         393,632
                                              -                -----------------
Electronic Components -
Semiconductors (1.29%)
Advanced Micro Devices Inc (a)(b)                    3,100                77,035
Broadcom Corp (a)                                    2,025                61,439
Diodes Inc (a)(b)                                      524                22,621
Freescale Semiconductor Inc - B Shares (a)           2,000                76,020
Intel Corp                                          16,146               332,123
MEMC Electronic Materials Inc (a)                    3,216               117,802
Microsemi Corp (a)                                   1,382                26,051
Nvidia Corp (a)                                      7,980               236,128
ON Semiconductor Corp (a)(b)                         5,644                33,187
QLogic Corp (a)                                      4,030                76,167
Texas Instruments Inc                               10,861               361,128
Zoran Corp (a)                                         630                10,130
                                              -                -----------------
                                                                       1,429,831
                                              -                -----------------
Electronic Connectors (0.14%)
Amphenol Corp                                          700                43,351

Electronic Connectors
Thomas & Betts Corp (a)                              2,310               110,210
                                              -                -----------------
                                                                         153,561
                                              -                -----------------
Electronic Measurement Instruments (0.08%)
Itron Inc (a)(b)                                       453                25,277
Tektronix Inc                                          586                16,953
Trimble Navigation Ltd (a)(b)                          900                42,372
                                              -                -----------------
                                                                          84,602
                                              -                -----------------
Electronic Parts Distribution (0.03%)
Avnet Inc (a)                                        1,659                32,550
                                              -                -----------------

E-Marketing & Information (0.03%)
aQuantive Inc (a)                                    1,634                38,595
                                              -                -----------------

Engines - Internal Combustion (0.10%)
Cummins Inc                                            935               111,480
                                              -                -----------------

Enterprise Software & Services (0.84%)
BEA Systems Inc (a)                                 11,780               179,056
BMC Software Inc (a)                                 3,180                86,560
Hyperion Solutions Corp (a)                            919                31,687
Informatica Corp (a)                                 2,290                31,121
Lawson Software Inc (a)                              1,519                11,013
Oracle Corp (a)                                     27,160               481,818
Packeteer Inc (a)                                    1,225                10,547
SAP AG ADR (b)                                       1,425                70,538
Sybase Inc (a)                                       1,110                26,906
                                              -                -----------------
                                                                         929,246
                                              -                -----------------
E-Services - Consulting (0.03%)
Digital Insight Corp (a)(b)                          1,182                34,656
                                              -                -----------------

Fiduciary Banks (0.21%)
State Street Corp                                    3,111               194,126
Wilmington Trust Corp                                  840                37,422
                                              -                -----------------
                                                                         231,548
                                              -                -----------------
Finance - Credit Card (0.23%)
American Express Co                                  3,812               213,777
Capital One Financial Corp (b)                         550                43,263
                                              -                -----------------
                                                                         257,040
                                              -                -----------------
Finance - Investment Banker & Broker (4.07%)
Bear Stearns Cos Inc/The                             1,650               231,165
Citigroup Inc                                       18,865               937,025
Credit Suisse Group ADR                              4,100               237,595
E*Trade Financial Corp (a)                           5,450               130,364
Goldman Sachs Group Inc                              3,185               538,807
Greenhill & Co Inc (b)                                 422                28,282
Investment Technology Group Inc (a)                    451                20,182
JPMorgan Chase & Co                                 17,568               824,993
Lehman Brothers Holdings Inc                         5,948               439,319
Merrill Lynch & Co Inc                               3,470               271,423
Morgan Stanley                                       6,296               459,041
Nomura Holdings Inc ADR                              6,255               109,963
optionsXpress Holdings Inc                             920                25,650
UBS AG (a)                                           4,038               239,494
                                              -                -----------------
                                                                       4,493,303
                                              -                -----------------

Finance - Leasing Company (0.02%)
Financial Federal Corp                                 820                21,976
                                              -                -----------------

Finance - Mortgage Loan/Banker (0.19%)
Countrywide Financial Corp                           1,770                62,021
Fannie Mae                                           1,250                69,887
IndyMac Bancorp Inc                                  1,800                74,088
                                              -                -----------------
                                                                         205,996
                                              -                -----------------
Financial Guarantee Insurance (0.34%)
MGIC Investment Corp (b)                             3,004               180,150
PMI Group Inc/The                                    1,090                47,753
Radian Group Inc                                     2,113               126,780
Triad Guaranty Inc (a)                                 462                23,640
                                              -                -----------------
                                                                         378,323
                                              -                -----------------
Food - Miscellaneous/Diversified (0.21%)
Campbell Soup Co (b)                                   920                33,580
HJ Heinz Co                                            883                37,024
Kellogg Co                                           1,125                55,710
Nestle SA ADR (b)                                    1,220               106,689
                                              -                -----------------
                                                                         233,003
                                              -                -----------------
Food - Retail (0.13%)
Kroger Co/The                                        2,390                55,305
Tesco PLC ADR                                        4,238                86,879
                                              -                -----------------
                                                                         142,184
                                              -                -----------------
Food - Wholesale & Distribution (0.01%)
Nash Finch Co (b)                                      637                14,989
                                              -                -----------------

Footwear & Related Apparel (0.06%)
Steven Madden Ltd                                      740                29,038
Wolverine World Wide Inc                             1,430                40,483
                                              -                -----------------
                                                                          69,521
                                              -                -----------------
Gambling (Non-Hotel) (0.04%)
Pinnacle Entertainment Inc (a)                       1,497                42,096
                                              -                -----------------

Gas - Distribution (0.05%)
Energen Corp                                         1,261                52,798
                                              -                -----------------

Health Care Cost Containment (0.19%)
McKesson Corp                                        4,085               215,361
                                              -                -----------------

Home Decoration Products (0.11%)
Newell Rubbermaid Inc                                4,407               124,806
                                              -                -----------------

Hotels & Motels (0.07%)
Starwood Hotels & Resorts Worldwide Inc              1,365                78,064
                                              -                -----------------

Human Resources (0.07%)
Kforce Inc (a)                                         540                 6,442
Korn/Ferry International (a)                         1,315                27,536
Labor Ready Inc (a)                                  1,144                18,224
Manpower Inc                                           440                26,959
                                              -                -----------------
                                                                          79,161
                                              -                -----------------
Identification Systems - Development (0.01%)
Metrologic Instruments Inc (a)                         371                 6,737
                                              -                -----------------


Import & Export (0.17%)
Mitsubishi Corp ADR (b)                              5,080               191,770
                                              -                -----------------

Independent Power Producer (0.24%)
Dynegy Inc (a)                                      20,910               115,841
Mirant Corp (a)(b)                                   1,892                51,671
NRG Energy Inc (a)(b)                                1,980                89,694
Ormat Technologies Inc                                 170                 5,562
                                              -                -----------------
                                                                         262,768
                                              -                -----------------
Industrial Automation & Robots (0.04%)
Rockwell Automation Inc                                850                49,385
                                              -                -----------------

Industrial Gases (0.07%)
Airgas Inc                                           2,250                81,383
                                              -                -----------------

Instruments - Controls (0.07%)
Mettler Toledo International Inc (a)                 1,116                73,823
                                              -                -----------------

Instruments - Scientific (0.08%)
Applera Corp - Applied Biosystems Group              1,220                40,394
Waters Corp (a)                                      1,000                45,280
                                              -                -----------------
                                                                          85,674
                                              -                -----------------
Internet Application Software (0.04%)
WebEx Communications Inc (a)                         1,170                45,653
                                              -                -----------------

Internet Connectivity Services (0.01%)
Redback Networks Inc (a)(b)                            820                11,382
                                              -                -----------------

Investment Companies (0.02%)
Ares Capital Corp (b)                                1,574                27,419
                                              -                -----------------

Investment Management & Advisory
Services (0.28%)
Franklin Resources Inc                               2,358               249,358
Nuveen Investments Inc                               1,250                64,038
                                              -                -----------------
                                                                         313,396
                                              -                -----------------
Lasers - Systems & Components (0.04%)
Cymer Inc (a)                                          900                39,519
                                              -                -----------------

Life & Health Insurance (0.83%)
Aflac Inc                                            1,575                72,072
Cigna Corp                                           1,680               195,418
Delphi Financial Group                                 995                39,680
Lincoln National Corp                                3,800               235,904
Prudential Financial Inc                             4,835               368,669
                                              -                -----------------
                                                                         911,743
                                              -                -----------------
Machinery - Construction & Mining (0.49%)
Astec Industries Inc (a)                               660                16,665
Bucyrus International Inc                              570                24,179
Caterpillar Inc                                      4,677               307,747
JLG Industries Inc                                   2,438                48,297
Joy Global Inc                                       2,700               101,547
Terex Corp (a)                                         880                39,793
                                              -                -----------------
                                                                         538,228
                                              -                -----------------
Machinery - General Industry (0.08%)
Gardner Denver Inc (a)                               1,116                36,917
Manitowoc Co Inc/The                                   650                29,114

Machinery - General Industry
Middleby Corp (a)(b)                                   246                18,957
                                              -                -----------------
                                                                          84,988
                                              -                -----------------
Machinery Tools & Related Products (0.03%)
Kennametal Inc                                         520                29,458
                                              -                -----------------

Medical - Biomedical/Gene (0.61%)
Amgen Inc (a)                                        6,690               478,536
Bio-Rad Laboratories Inc (a)                           390                27,585
Genentech Inc (a)(b)                                   315                26,050
Genzyme Corp (a)                                       975                65,783
ICOS Corp (a)                                        1,174                29,420
Incyte Corp (a)                                      1,460                 6,176
Lexicon Genetics Inc (a)                             1,525                 5,749
Myriad Genetics Inc (a)(b)                           1,217                29,999
SuperGen Inc (a)(b)                                  1,563                 7,284
                                              -                -----------------
                                                                         676,582
                                              -                -----------------
Medical - Drugs (3.02%)
Abbott Laboratories                                  9,287               450,977
Adams Respiratory Therapeutics Inc (a)                 840                30,736
AstraZeneca PLC ADR (b)                              1,289                80,562
Cubist Pharmaceuticals Inc (a)(b)                      858                18,653
Eisai Co Ltd ADR                                     2,912               139,776
Eli Lilly & Co                                       1,370                78,090
Forest Laboratories Inc (a)                            210                10,628
GlaxoSmithKline PLC ADR                              1,418                75,480
King Pharmaceuticals Inc (a)(b)                      3,950                67,268
Merck & Co Inc                                      11,105               465,299
New River Pharmaceuticals Inc (a)(b)                   420                10,807
Novartis AG ADR                                      2,661               155,509
Pfizer Inc                                          28,765               815,775
Roche Holding AG ADR                                 1,080                93,582
Sanofi-Aventis ADR                                   1,649                73,331
Schering-Plough Corp                                12,095               267,179
Viropharma Inc (a)                                   2,568                31,253
Wyeth                                                9,060               460,610
Zymogenetics Inc (a)(b)                                750                12,653
                                              -                -----------------
                                                                       3,338,168
                                              -                -----------------
Medical - Generic Drugs (0.12%)
Barr Pharmaceuticals Inc (a)                         2,470               128,292
                                              -                -----------------

Medical - HMO (0.93%)
Centene Corp (a)(b)                                  1,118                18,380
Coventry Health Care Inc (a)                         2,980               153,530
Humana Inc (a)                                         850                56,176
Sierra Health Services Inc (a)(b)                      752                28,456
UnitedHealth Group Inc                               8,340               410,328
WellPoint Inc (a)                                    4,690               361,364
                                              -                -----------------
                                                                       1,028,234
                                              -                -----------------
Medical - Wholesale Drug Distribution (0.12%   )
AmerisourceBergen Corp (b)                           2,821               127,509
                                              -                -----------------

Medical Imaging Systems (0.01%)
IRIS International Inc (a)(b)                        1,180                13,570
                                              -                -----------------

Medical Instruments (0.06%)
Kyphon Inc (a)(b)                                      803                30,048

Medical Instruments
Medtronic Inc                                          870                40,403
                                              -                -----------------
                                                                          70,451
                                              -                -----------------
Medical Laboratory & Testing Service (0.20%)
Icon Plc ADR (a)                                       450                31,761
Laboratory Corp of America Holdings (a)                700                45,899
Quest Diagnostics Inc                                2,365               144,643
                                              -                -----------------
                                                                         222,303
                                              -                -----------------
Medical Laser Systems (0.05%)
LCA-Vision Inc (b)                                     510                21,068
Palomar Medical Technologies Inc (a)(b)                704                29,709
                                              -                -----------------
                                                                          50,777
                                              -                -----------------
Medical Products (1.01%)
Baxter International Inc                             5,771               262,350
Becton Dickinson & Co                                2,595               183,389
Haemonetics Corp/Mass (a)                              336                15,725
Johnson & Johnson                                    9,862               640,438
Syneron Medical Ltd (a)(b)                             713                16,470
                                              -                -----------------
                                                                       1,118,372
                                              -                -----------------
Metal - Copper (0.31%)
Phelps Dodge Corp                                    4,079               345,491
                                              -                -----------------

Metal - Diversified (0.29%)
Freeport-McMoRan Copper & Gold Inc                   4,186               222,947
Inco Ltd                                             1,264                96,405
                                              -                -----------------
                                                                         319,352
                                              -                -----------------
Metal Processors & Fabrication (0.21%)
Commercial Metals Co                                 1,134                23,054
Ladish Co Inc (a)(b)                                   847                24,461
Precision Castparts Corp                             2,855               180,322
                                              -                -----------------
                                                                         227,837
                                              -                -----------------
Motorcycle/Motor Scooter (0.11%)
Harley-Davidson Inc                                  1,942               121,861
                                              -                -----------------

Multi-Line Insurance (2.01%)
Allstate Corp/The                                    5,210               326,823
American Financial Group Inc/OH (b)                    996                46,742
American International Group Inc                     8,144               539,622
Assurant Inc                                         2,500               133,525
AXA SA ADR (b)                                       3,854               142,251
Genworth Financial Inc                               1,510                52,865
Hartford Financial Services Group Inc                3,430               297,553
HCC Insurance Holdings Inc                             800                26,304
Horace Mann Educators Corp                             312                 6,000
ING Groep NV ADR                                     3,489               153,446
Metlife Inc (b)                                      6,260               354,817
Zurich Financial Services AG ADR                     5,900               143,960
                                              -                -----------------
                                                                       2,223,908
                                              -                -----------------
Multimedia (0.97%)
Journal Communications Inc                           1,705                19,215
McGraw-Hill Cos Inc/The                              5,156               299,203
News Corp                                           11,455               225,091
Time Warner Inc                                      7,230               131,803
Viacom Inc (a)                                         295                10,968
Walt Disney Co                                      12,505               386,529
                                              -                -----------------
                                                                       1,072,809
                                              -                -----------------

Music (0.04%)
Warner Music Group Corp                              1,570                40,742
                                              -                -----------------

Networking Products (0.81%)
Anixter International Inc (b)                          438                24,734
Cisco Systems Inc (a)                               35,584               818,432
Polycom Inc (a)                                      2,023                49,624
                                              -                -----------------
                                                                         892,790
                                              -                -----------------
Non-Ferrous Metals (0.03%)
RTI International Metals Inc (a)(b)                    720                31,378
                                              -                -----------------

Office Automation & Equipment (0.15%)
Canon Inc ADR                                        3,106               162,413
                                              -                -----------------

Office Supplies & Forms (0.00%)
Ennis Inc                                              252                 5,456
                                              -                -----------------

Oil - Field Services (0.76%)
Baker Hughes Inc                                     1,494               101,891
Global Industries Ltd (a)                            2,200                34,232
Halliburton Co                                         498                14,168
Helix Energy Solutions Group Inc (a)                 4,385               146,459
Oceaneering International Inc (a)                      990                30,492
Schlumberger Ltd                                     5,577               345,941
Superior Energy Services (a)                         1,130                29,674
Tidewater Inc (b)                                      765                33,805
Warrior Energy Service Corp (a)(b)                     460                11,845
Weatherford International Ltd (a)                    2,240                93,453
                                              -                -----------------
                                                                         841,960
                                              -                -----------------
Oil & Gas Drilling (0.13%)
Grey Wolf Inc (a)(b)                                 6,139                41,009
Nabors Industries Ltd (a)(b)                         2,800                83,300
Todco (a)(b)                                           550                19,030
                                              -                -----------------
                                                                         143,339
                                              -                -----------------
Oil Company - Exploration &
Production (0.51%)
Anadarko Petroleum Corp                              4,340               190,222
Noble Energy Inc                                       860                39,207
Penn Virginia Corp                                     336                21,306
St Mary Land & Exploration Co                          900                33,039
Talisman Energy Inc                                  4,035                66,093
W&T Offshore Inc (b)                                   918                26,815
XTO Energy Inc                                       4,500               189,585
                                              -                -----------------
                                                                         566,267
                                              -                -----------------
Oil Company - Integrated (3.66%)
BP PLC ADR                                             677                44,398
Chevron Corp                                         7,763               503,508
ConocoPhillips                                       7,085               421,770
ENI SpA ADR (b)                                      2,517               149,787
Exxon Mobil Corp                                    28,979             1,944,491
Hess Corp                                            2,850               118,047
Marathon Oil Corp                                    3,414               262,536
Occidental Petroleum Corp                            4,610               221,787
Repsol YPF SA ADR                                    2,640                78,751
Statoil ASA ADR                                      5,100               121,482
Total SA ADR                                         2,750               181,335
                                              -                -----------------
                                                                       4,047,892
                                              -                -----------------

Oil Field Machinery & Equipment (0.42%)
Cameron International Corp (a)(b)                    3,170               153,143
Grant Prideco Inc (a)                                3,215               122,266
National Oilwell Varco Inc (a)                       3,130               183,262
                                              -                -----------------
                                                                         458,671
                                              -                -----------------
Oil Refining & Marketing (0.09%)
Holly Corp                                             574                24,871
Valero Energy Corp                                   1,470                75,661
                                              -                -----------------
                                                                         100,532
                                              -                -----------------
Paper & Related Products (0.14%)
Temple-Inland Inc                                    3,911               156,831
                                              -                -----------------

Pharmacy Services (0.49%)
Caremark Rx Inc                                      5,227               296,214
Express Scripts Inc (a)                              1,060                80,019
Medco Health Solutions Inc (a)                       2,770               166,505
                                              -                -----------------
                                                                         542,738
                                              -                -----------------
Physician Practice Management (0.03%)
Pediatrix Medical Group Inc (a)                        634                28,910
                                              -                -----------------

Pipelines (0.09%)
National Fuel Gas Co                                 1,250                45,437
Questar Corp                                           609                49,798
                                              -                -----------------
                                                                          95,235
                                              -                -----------------
Poultry (0.03%)
Pilgrim's Pride Corp (b)                             1,313                35,911
                                              -                -----------------

Power Converter & Supply Equipment (0.03%)
Advanced Energy Industries Inc (a)                   1,649                28,099
                                              -                -----------------

Printing - Commercial (0.03%)
Consolidated Graphics Inc (a)                          517                31,108
                                              -                -----------------

Private Corrections (0.02%)
Geo Group Inc/The (a)                                  469                19,815
                                              -                -----------------

Property & Casualty Insurance (0.74%)
Argonaut Group Inc (a)                                 850                26,375
Chubb Corp                                           5,130               266,555
CNA Surety Corp (a)                                    310                 6,262
Fpic Insurance Group Inc (a)                           350                13,864
Navigators Group Inc (a)                               180                 8,642
Philadelphia Consolidated Holding Co (a)(b)          2,550               101,439
Safeco Corp                                          2,440               143,789
Safety Insurance Group Inc                             550                26,763
Selective Insurance Group                              396                20,834
United America Indemnity Ltd (a)                       290                 6,516
WR Berkley Corp                                      4,493               159,007
Zenith National Insurance Corp                         808                32,231
                                              -                -----------------
                                                                         812,277
                                              -                -----------------
Publicly Traded Investment Fund (0.68%)
iShares S&P 500 Index Fund/US                        5,608               749,790
                                              -                -----------------

Publishing - Books (0.05%)
John Wiley & Sons Inc                                1,475                53,115
                                              -                -----------------


Real Estate Magagement & Services (0.03%)
Trammell Crow Co (a)(b)                                970                35,415
                                              -                -----------------

Real Estate Operator & Developer (0.20%)
Brookfield Asset Management Inc                      5,050               223,917
                                              -                -----------------

Recreational Centers (0.04%)
Life Time Fitness Inc (a)(b)                           880                40,735
                                              -                -----------------

Recycling (0.03%)
Aleris International Inc (a)                           738                37,299
                                              -                -----------------

Regional Banks (2.69%)
Bank of America Corp                                23,642             1,266,502
Keycorp                                              5,340               199,929
PNC Financial Services Group Inc                     4,090               296,280
US Bancorp                                          13,630               452,789
Wachovia Corp (b)                                    6,537               364,765
Wells Fargo & Co                                    10,890               394,000
                                              -                -----------------
                                                                       2,974,265
                                              -                -----------------
REITS - Apartments (0.18%)
Archstone-Smith Trust                                1,190                64,784
AvalonBay Communities Inc                              460                55,384
Camden Property Trust                                  550                41,805
Essex Property Trust Inc                               270                32,778
                                              -                -----------------
                                                                         194,751
                                              -                -----------------
REITS - Diversified (0.06%)
CentraCore Properties Trust                            226                 7,175
Entertainment Properties Trust                         730                36,004
Washington Real Estate Investment Trust (b)            530                21,094
                                              -                -----------------
                                                                          64,273
                                              -                -----------------
REITS - Healthcare (0.09%)
Senior Housing Properties Trust                      2,064                44,046
Ventas Inc                                           1,355                52,221
                                              -                -----------------
                                                                          96,267
                                              -                -----------------
REITS - Hotels (0.07%)
DiamondRock Hospitality Co                           1,770                29,400
FelCor Lodging Trust Inc                             1,160                23,258
Highland Hospitality Corp                            1,790                25,650
                                              -                -----------------
                                                                          78,308
                                              -                -----------------
REITS - Mortgage (0.07%)
Anthracite Capital Inc                                 490                 6,302
Arbor Realty Trust Inc                                 461                11,783
Deerfield Triarc Capital Corp                        2,202                28,868
Gramercy Capital Corp/New York                         990                24,958
                                              -                -----------------
                                                                          71,911

                                              -                -----------------
REITS - Office Property (0.29%)
BioMed Realty Trust Inc                              1,822                55,279
Boston Properties Inc                                2,525               260,934
                                              -                -----------------
                                                                         316,213
                                              -                -----------------
REITS - Regional Malls (0.16%)
Simon Property Group Inc (b)                         1,732               156,954
Taubman Centers Inc                                    567                25,186
                                              -                -----------------
                                                                         182,140
                                              -                -----------------
REITS - Shopping Centers (0.08%)
Federal Realty Invs Trust                              410                30,463

REITS - Shopping Centers
Kite Realty Group Trust                                380                 6,475
Saul Centers Inc                                       200                 9,000
Urstadt Biddle Properties Inc                          380                 6,905
Weingarten Realty Investors (b)                        720                30,974
                                              -                -----------------
                                                                          83,817
                                              -                -----------------
REITS - Single Tenant (0.01%)
Getty Realty Corp                                      398                11,653
                                              -                -----------------

REITS - Storage (0.02%)
Sovran Self Storage Inc                                333                18,498
                                              -                -----------------

REITS - Warehouse & Industrial (0.03%)
AMB Property Corp                                      620                34,168
                                              -                -----------------

Rental - Auto & Equipment (0.03%)
Dollar Thrifty Automotive Group (a)                    682                30,397
                                              -                -----------------

Research & Development (0.03%)
Parexel International Corp (a)                         930                30,774
                                              -                -----------------

Resorts & Theme Parks (0.05%)
Vail Resorts Inc (a)(b)                              1,373                54,947
                                              -                -----------------

Respiratory Products (0.04%)
Respironics Inc (a)                                  1,284                49,575
                                              -                -----------------

Retail - Apparel & Shoe (0.65%)
Abercrombie & Fitch Co                               1,050                72,954
Aeropostale Inc (a)                                    225                 6,577
AnnTaylor Stores Corp (a)                              720                30,139
Brown Shoe Co Inc                                      380                13,619
Cache Inc. (a)                                         230                 4,115
Charlotte Russe Holding Inc (a)                      1,640                45,166
Childrens Place Retail Stores Inc/The (a)(b)           530                33,936
Christopher & Banks Corp (b)                           240                 7,075
Genesco Inc (a)(b)                                     779                26,852
Ltd Brands Inc                                       3,590                95,099
Men's Wearhouse Inc                                  2,730               101,583
Nordstrom Inc                                        6,482               274,189
United Retail Group Inc (a)                            390                 7,129
                                              -                -----------------
                                                                         718,433
                                              -                -----------------
Retail - Automobile (0.01%)
Asbury Automotive Group Inc                            490                10,094
                                              -                -----------------

Retail - Building Products (0.18%)
Home Depot Inc                                       4,303               156,070
Lowe's Cos Inc                                       1,400                39,284
                                              -                -----------------
                                                                         195,354
                                              -                -----------------
Retail - Consumer Electronics (0.23%)
Best Buy Co Inc                                      4,146               222,060
Circuit City Stores Inc                              1,130                28,374
                                              -                -----------------
                                                                         250,434
                                              -                -----------------
Retail - Convenience Store (0.04%)
Pantry Inc/The (a)(b)                                  824                46,449
                                              -                -----------------


Retail - Discount (0.61%)
Big Lots Inc (a)(b)                                  4,040                80,032
Family Dollar Stores Inc                             2,840                83,042
Target Corp                                            280                15,470
Wal-Mart Stores Inc                                  9,971               491,770
                                              -                -----------------
                                                                         670,314
                                              -                -----------------
Retail - Drug Store (0.26%)
Walgreen Co                                          6,533               290,000
                                              -                -----------------

Retail - Jewelry (0.05%)
Movado Group Inc                                       110                 2,796
Signet Group PLC ADR (b)                             2,271                47,169
                                              -                -----------------
                                                                          49,965
                                              -                -----------------
Retail - Major Department Store (0.28%)
JC Penney Co Inc                                     3,739               255,710
Sears Holdings Corp (a)                                310                49,008
                                              -                -----------------
                                                                         304,718
                                              -                -----------------
Retail - Office Supplies (0.37%)
Office Depot Inc (a)                                 2,418                95,995
OfficeMax Inc                                        2,260                92,072
Staples Inc                                          9,048               220,138
                                              -                -----------------
                                                                         408,205
                                              -                -----------------
Retail - Regional Department Store (0.18%)
Kohl's Corp (a)                                      3,140               203,849
                                              -                -----------------

Retail - Restaurants (0.76%)
California Pizza Kitchen Inc (a)                       930                27,835
Darden Restaurants Inc                               1,550                65,828
Domino's Pizza Inc                                     963                24,701
Landry's Restaurants Inc                               640                19,296
McCormick & Schmick's Seafood
  Restaurant (a)(b)                                     60                 1,349
McDonald's Corp (b)                                 11,375               444,990
Morton's Restaurant Group Inc (a)                      410                 6,318
Ruth's Chris Steak House (a)                           985                18,538
Starbucks Corp (a)(b)                                6,812               231,949
                                              -                -----------------
                                                                         840,804
                                              -                -----------------
Retail - Sporting Goods (0.04%)
Hibbett Sporting Goods Inc (a)                       1,515                39,663
                                              -                -----------------

Rubber - Tires (0.11%)
Continental AG ADR                                   1,062               123,192
                                              -                -----------------

Rubber & Plastic Products (0.05%)
Myers Industries Inc                                 3,092                52,564
                                              -                -----------------

Savings & Loans - Thrifts (0.08%)
First Place Financial Corp/OH                          270                 6,118
FirstFed Financial Corp (a)(b)                         530                30,062
PFF Bancorp Inc                                        364                13,482
TierOne Corp                                           200                 6,786
Washington Mutual Inc (b)                              410                17,823
Willow Financial Bancorp Inc                           410                 6,421
WSFS Financial Corp                                    152                 9,453
                                              -                -----------------
                                                                          90,145

                                              -                -----------------
Semiconductor Component -
Integrated Circuits (0.18%)
Atmel Corp (a)                                      15,040                90,842
Cirrus Logic Inc (a)                                 2,860                20,849
Emulex Corp (a)                                      1,570                28,527
Integrated Device Technology Inc (a)                 2,480                39,829
Micrel Inc (a)                                       1,936                18,566
                                              -                -----------------
                                                                         198,613
                                              -                -----------------
Semiconductor Equipment (0.14%)
Entegris Inc (a)(b)                                  1,920                20,947
Lam Research Corp (a)                                2,885               130,777
                                              -                -----------------
                                                                         151,724
                                              -                -----------------
Steel - Producers (0.63%)
Carpenter Technology Corp                              920                98,909
Chaparral Steel Co                                     600                20,436
Mittal Steel Co NV (b)                               2,395                83,202
Nucor Corp                                           5,040               249,430
POSCO ADR (b)                                          797                51,749
Reliance Steel & Aluminum Co                         1,603                51,521
Steel Dynamics Inc                                     490                24,721
United States Steel Corp                             2,046               118,013
                                              -                -----------------
                                                                         697,981
                                              -                -----------------
Sugar (0.01%)
Imperial Sugar Co (b)                                  200                 6,224
                                              -                -----------------

Telecommunication Equipment (0.12%)
Anaren Inc (a)                                         238                 5,015
Arris Group Inc (a)                                  1,365                15,643
Comtech Telecommunications Corp (a)(b)                 749                25,076
Harris Corp                                          1,870                83,196
Sirenza Microdevices Inc (a)(b)                        973                 7,687
                                              -                -----------------
                                                                         136,617
                                              -                -----------------
Telecommunication Equipment -
Fiber Optics (0.12%)
Ciena Corp (a)                                       4,034               109,915
Sycamore Networks Inc (a)                            4,852                18,340
                                              -                -----------------
                                                                         128,255
                                              -                -----------------
Telecommunication Services (0.21%)
Amdocs Ltd (a)                                       3,175               125,730
Consolidated Communications Holdings Inc             1,290                24,136
Embarq Corp                                          1,040                50,305
NeuStar Inc (a)                                      1,288                35,742
                                              -                -----------------
                                                                         235,913
                                              -                -----------------
Telephone - Integrated (1.81%)
Alaska Communications Systems Group Inc              1,425                18,910
AT&T Inc                                            20,539               668,750
BellSouth Corp                                      11,357               485,512
Citizens Communications Co                          16,340               229,413
Nippon Telegraph & Telephone Corp ADR                1,970                48,324
Qwest Communications International Inc (a)(b   )    26,546               231,481
Sprint Nextel Corp                                     695                11,919
Verizon Communications Inc                           8,293               307,919
                                              -                -----------------
                                                                       2,002,228
                                              -                -----------------
Therapeutics (0.34%)
BioMarin Pharmaceuticals Inc (a)                     1,600                22,768
Gilead Sciences Inc (a)                              3,880               266,556
Isis Pharmaceuticals Inc (a)(b)                      2,170                15,580
Medarex Inc (a)(b)                                   2,704                29,041
Progenics Pharmaceuticals Inc (a)(b)                   630                14,780
Theravance Inc (a)                                     840                22,714
                                              -                -----------------
                                                                         371,439
                                              -                -----------------
Tobacco (1.13%)
Altria Group Inc                                    10,531               806,148
British American Tobacco PLC ADR                     2,264               123,863
Imperial Tobacco Group PLC ADR                       1,297                86,938
Loews Corp - Carolina Group (b)                      1,645                91,117
Reynolds American Inc (b)                            2,180               135,095
                                              -                -----------------
                                                                       1,243,161
                                              -                -----------------
Tools - Hand Held (0.09%)
Snap-On Inc                                          2,190                97,564
                                              -                -----------------

Toys (0.05%)
Jakks Pacific Inc (a)(b)                             1,084                19,328
Mattel Inc                                           2,040                40,188
                                              -                -----------------
                                                                          59,516
                                              -                -----------------
Transactional Software (0.11%)
Transaction Systems Architects Inc (a)                 823                28,246
VeriFone Holdings Inc (a)(b)                         3,246                92,673
                                              -                -----------------
                                                                         120,919

                                              -                -----------------
Transport - Rail (0.25%)
Genesee & Wyoming Inc (a)(b)                           680                15,790
Union Pacific Corp                                   2,940               258,720
                                              -                -----------------
                                                                         274,510
                                              -                -----------------
Transport - Services (0.35%)
FedEx Corp                                           2,510               272,787
HUB Group Inc (a)                                    1,180                26,880
Pacer International Inc                                530                14,713
United Parcel Service Inc                              935                67,264
                                              -                -----------------
                                                                         381,644
                                              -                -----------------
Transport - Truck (0.02%)
Old Dominion Freight Line (a)                          851                25,556
                                              -                -----------------

Veterinary Diagnostics (0.04%)
VCA Antech Inc (a)                                   1,300                46,878
                                              -                -----------------

Veterinary Products (0.01%)
PetMed Express Inc (a)                               1,570                16,391
                                              -                -----------------

Web Portals (0.31%)
Google Inc (a)                                         857               344,428
                                              -                -----------------

Wire & Cable Products (0.03%)
General Cable Corp (a)                                 843                32,211
                                              -                -----------------

Wireless Equipment (0.80%)
EMS Technologies Inc (a)                               580                10,892
Motorola Inc                                        20,710               517,750
Qualcomm Inc                                         9,642               350,487
                                              -                -----------------
                                                                         879,129
                                              -                -----------------
TOTAL COMMON STOCKS                                                   70,289,098
                                              -                -----------------
                                                Principal
                                                 Amount                Value
                                            - -  ---------- -- -----------------
BONDS (26.20%)
Aerospace & Defense Equipment (0.10%)
Goodrich Corp
6.80%, 7/ 1/2036 (d)                                50,000                52,844

Aerospace & Defense Equipment
Sequa Corp
9.00%, 8/ 1/2009                                    50,000                53,063
                                              -                -----------------
                                                                         105,907
                                              -                -----------------
Agricultural Chemicals (0.05%)
Mosaic Global Holdings Inc
10.88%, 8/ 1/2013                                   50,000                55,750
                                              -                -----------------

Agricultural Operations (0.17%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                   95,000                92,788
5.88%, 5/15/2013 (b)                                70,000                69,654
5.10%, 7/15/2015                                    30,000                27,962
                                              -                -----------------
                                                                         190,404
                                              -                -----------------
Appliances (0.02%)
Whirlpool Corp
5.89%, 6/15/2009 (e)                                25,000                25,047
                                              -                -----------------

Asset Backed Securities (1.77%)
Ameriquest Mortgage Securities Inc
5.63%, 3/25/2035 (e)                                46,978                47,023
Carrington Mortgage Loan Trust
5.59%, 1/25/2035 (e)                                57,529                57,565
Countrywide Asset-Backed Certificates
5.61%, 9/25/2033 (e)                                28,936                28,950
6.40%, 1/25/2034 (e)(f)                            220,000               223,003
5.62%, 2/25/2036 (e)(f)                            250,000               250,471
Countrywide Home Equity Loan Trust
5.57%, 2/15/2036 (e)(f)                            500,000               500,085
5.53%, 5/15/2036 (e)                               208,259               208,260
GMAC Mortgage Corp Loan Trust
5.54%, 11/25/2036 (e)(f)                           225,000               225,101
JP Morgan Mortgage Acquisition Corp
5.50%, 4/25/2036 (e)(f)                            200,000               200,171
Long Beach Mortgage Loan Trust
5.86%, 6/25/2034 (e)                                30,000                30,027
Merrill Lynch Mortgage Investors Inc
5.89%, 1/25/2035 (e)                                67,294                67,343
MSDWCC Heloc Trust
5.52%, 7/25/2017 (e)                                48,161                48,197
Nomura Asset Acceptance Corp
5.56%, 6/25/2035 (e)                                32,404                32,411
Residential Asset Securities Corp
3.28%, 8/25/2029                                     8,247                 8,143
SACO I Inc
5.60%, 4/25/2035 (e)                                25,818                25,821
                                              -                -----------------
                                                                       1,952,571
                                              -                -----------------
Auto - Car & Light Trucks (0.09%)
DaimlerChrysler NA Holding Corp
5.87%, 9/10/2007 (e)                                50,000                50,108
4.75%, 1/15/2008                                    15,000                14,852
5.75%, 9/ 8/2011 (b)                                40,000                39,812
                                              -                -----------------
                                                                         104,772
                                              -                -----------------
Automobile Sequential (0.09%)
Capital Auto Receivables Asset Trust
5.70%, 6/15/2010 (e)                                50,000                50,217

Automobile Sequential
WFS Financial Owner Trust
4.50%, 5/17/2013                                    55,000                54,171
                                              -                -----------------
                                                                         104,388

                                              -                -----------------
Beverages - Wine & Spirits (0.06%)
Diageo Capital PLC
5.59%, 4/20/2007 (e)                                50,000                50,041
Diageo Finance BV
5.50%, 4/ 1/2013                                    15,000                15,020
                                              -                -----------------
                                                                          65,061
                                              -                -----------------
Brewery (0.18%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011                                  50,000                60,250
Coors Brewing Co
6.38%, 5/15/2012                                    10,000                10,399
FBG Finance Ltd
5.13%, 6/15/2015 (d)                                85,000                80,544
SABMiller PLC
6.50%, 7/ 1/2016 (d)                                50,000                52,231
                                              -                -----------------
                                                                         203,424
                                              -                -----------------
Building & Construction Products -
Miscellaneous (0.11%)
CRH America Inc
5.30%, 10/15/2013                                   40,000                38,677
6.00%, 9/30/2016                                    25,000                25,035
6.40%, 10/15/2033                                   10,000                 9,911
Interline Brands Inc
8.13%, 6/15/2014                                    45,000                45,562
                                              -                -----------------
                                                                         119,185

                                              -                -----------------
Building Products - Cement &
Aggregate (0.05%)
Lafarge SA
6.15%, 7/15/2011                                    30,000                30,644
6.50%, 7/15/2016 (b)                                25,000                25,832
                                              -                -----------------
                                                                          56,476
                                              -                -----------------
Building Products - Wood (0.06%)
Masco Corp
6.13%, 10/ 3/2016 (g)                               65,000                64,545
                                              -                -----------------

Cable TV (0.20%)
Charter Communications Operating LLC/
Charter Communications Operating Capital
8.00%, 4/30/2012 (b)(d)                             40,000                40,300
Comcast Corp
7.05%, 3/15/2033 (b)                                20,000                21,417
COX Communications Inc
4.63%, 1/15/2010                                    30,000                29,181
6.75%, 3/15/2011                                    50,000                52,074
7.13%, 10/ 1/2012                                    5,000                 5,329
Echostar DBS Corp
6.63%, 10/ 1/2014                                   75,000                71,344
                                              -                -----------------
                                                                         219,645
                                              -                -----------------
Casino Hotels (0.24%)
Caesars Entertainment Inc
8.50%, 11/15/2006                                   55,000                55,151
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                    65,000                64,015
5.75%, 10/ 1/2017                                   35,000                32,009
MGM Mirage
6.75%, 4/ 1/2013                                    60,000                58,950

Casino Hotels
Mirage Resorts Inc
7.25%, 10/15/2006                                   25,000                25,000
Station Casinos Inc
7.75%, 8/15/2016 (b)                                25,000                25,937
                                              -                -----------------
                                                                         261,062
                                              -                -----------------

Cellular Telecommunications ( .41%)
America Movil SA de CV
5.75%, 1/15/2015                                     60,000               59,091
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                     75,000               84,418
Nextel Communications Inc
5.95%, 3/15/2014                                     90,000               88,027
Rogers Wireless Inc
7.25%, 12/15/2012                                    65,000               68,006
Rural Cellular Corp
8.25%, 3/15/2012 (b)                                 25,000               25,750
Verizon Wireless Capital LLC
5.38%, 12/15/2006                                    80,000               79,971
Vodafone Group PLC
5.73%, 6/15/2011 (e)                                 45,000               44,986
                                                              ------------------
                                                                         450,249
                                                              ------------------
Chemicals - Diversified (0.16%)
ICI Wilmington Inc
5.63%, 12/ 1/2013                                    55,000               54,206
Lyondell Chemical Co
9.50%, 12/15/2008                                    61,000               62,754
10.50%, 6/ 1/2013                                    20,000               22,000
8.25%, 9/15/2016                                     35,000               35,525
                                                              ------------------
                                                                         174,485
                                                              ------------------
Chemicals - Specialty (0.03%)
Chemtura Corp
6.88%, 6/ 1/2016                                     35,000               34,519
                                                              ------------------

Coatings & Paint (0.03%)
Valspar Corp
6.00%, 5/ 1/2007                                     30,000               30,076
                                                              ------------------

Commercial Banks (0.16%)
Commonwealth Bank of Australia
6.02%, 3/15/2036 (d)                                 40,000               39,972
KeyBank NA
5.52%, 8/ 8/2007 (e)                                100,000              100,055
Woori Bank
6.13%, 5/ 3/2016 (b)(d)(e)                           40,000               40,799
                                                              ------------------
                                                                         180,826
                                                              ------------------
Commercial Services (0.14%)
Brickman Group Ltd/The
11.75%, 12/15/2009                                   80,000               85,400
Iron Mountain Inc
8.25%, 7/ 1/2011                                     70,000               70,175
                                                              ------------------
                                                                         155,575
                                                              ------------------
Computer Services (0.07%)
Sungard Data Systems Inc
9.13%, 8/15/2013                                     30,000               31,050

Computer Services
Unisys Corp
7.88%, 4/ 1/2008                                     45,000               44,887
                                                              ------------------
                                                                          75,937
                                                              ------------------
Computers - Integrated Systems (0.02%)
NCR Corp
7.13%, 6/15/2009                                     20,000               20,634
                                                              ------------------

Computers - Memory Devices (0.10%)
Seagate Technology HDD Holdings
8.00%, 5/15/2009                                     55,000               57,200
6.38%, 10/ 1/2011 (b)                                20,000               19,900
6.80%, 10/ 1/2016 (b)                                35,000               34,825
                                                              ------------------
                                                                         111,925
                                                              ------------------
Consumer Products - Miscellaneous (0.07%)
Fortune Brands Inc
5.13%, 1/15/2011                                     70,000               68,744
5.88%, 1/15/2036                                      5,000                4,679
                                                              ------------------
                                                                          73,423
                                                              ------------------
Credit Card Asset Backed Securities (0.50%)
Arran
5.51%, 12/15/2010 (c)(e)                            100,000              100,000
Capital One Multi-Asset Execution Trust
5.55%, 12/15/2009 (e)                               115,000              114,996
Chase Credit Card Master Trust
5.53%, 5/15/2009 (e)                                140,000              140,000
Citibank Credit Card Master Trust I
5.68%, 3/10/2011 (e)                                100,000              100,489
Providian Master Note Trust
5.10%, 11/15/2012 (d)                               100,000               99,665
                                                              ------------------
                                                                         555,150
                                                              ------------------
Cruise Lines (0.04%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                    40,000               40,397
                                                              ------------------

Data Processing & Management (0.04%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                     30,000               30,198
Fidelity National Information Services
4.75%, 9/15/2008                                     15,000               14,459
                                                              ------------------
                                                                          44,657
                                                              ------------------
Diversified Financial Services (0.03%)
General Electric Capital Corp
6.75%, 3/15/2032                                     25,000               28,576
                                                              ------------------

Diversified Manufacturing Operations (0.05%)
Carlisle Cos Inc
6.13%, 8/15/2016                                     50,000               50,978
                                                              ------------------

Diversified Minerals (0.03%)
Teck Cominco Ltd
6.13%, 10/ 1/2035                                    35,000               33,622
                                                              ------------------

Diversified Operations (0.03%)
Noble Group Ltd
6.63%, 3/17/2015 (b)(d)                              40,000               35,401
                                                              ------------------

E-Commerce - Products (0.02%)
FTD Inc
7.75%, 2/15/2014 (b)                                 20,000               19,700
                                                              ------------------

Electric - Distribution (0.04%)
Detroit Edison Co
5.70%, 10/ 1/2037                                    40,000               38,505
                                                              ------------------

Electric - Generation (0.04%)
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (d)                                 20,000               19,511
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (d)                                 28,721               29,089
                                                              ------------------
                                                                          48,600
                                                              ------------------
Electric - Integrated (1.09%)
AmerenUE
5.40%, 2/ 1/2016                                     40,000               39,470
Arizona Public Service Co
6.50%, 3/ 1/2012                                     25,000               25,802
5.80%, 6/30/2014                                     45,000               44,766
6.25%, 8/ 1/2016                                     40,000               40,662
Carolina Power & Light Co
6.65%, 4/ 1/2008                                     50,000               50,870
Commonwealth Edison Co
5.95%, 8/15/2016 (b)                                 30,000               30,415
5.90%, 3/15/2036                                     20,000               19,627
Consumers Energy Co
4.25%, 4/15/2008                                     10,000                9,824
Dayton Power & Light Co/The
5.12%, 10/ 1/2013 (e)                                35,000               34,379
Dominion Resources Inc/VA
5.95%, 6/15/2035                                     20,000               19,420
Duquesne Light Holdings Inc
5.50%, 8/15/2015                                     50,000               46,881
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                     30,000               29,083
6.14%, 12/ 8/2008 (d)(e)                             70,000               70,124
Exelon Corp
4.45%, 6/15/2010                                     20,000               19,383
6.75%, 5/ 1/2011                                     35,000               36,777
Indianapolis Power & Light
7.38%, 8/ 1/2007                                     40,000               40,570
Nisource Finance Corp
3.20%, 11/ 1/2006                                    40,000               39,927
Northeast Utilities
3.30%, 6/ 1/2008                                     25,000               24,131
NorthWestern Corp
5.88%, 11/ 1/2014                                    65,000               63,941
PPL Energy Supply LLC
5.40%, 8/15/2014                                     40,000               39,287
6.20%, 5/15/2016 (b)                                 40,000               41,333
Puget Energy Inc
3.36%, 6/ 1/2008                                     30,000               29,014
Sierra Pacific Power Co
6.25%, 4/15/2012                                    175,000              178,353
Tampa Electric Co
6.55%, 5/15/2036                                     20,000               21,409
TXU Electric Delivery Co
6.38%, 5/ 1/2012                                    125,000              128,981

Electric - Integrated
TXU Energy Co LLC
6.13%, 3/15/2008                                     25,000               25,207
Virginia Electric & Power Co
5.40%, 1/15/2016 (b)                                 40,000               39,330
Xcel Energy Inc
6.50%, 7/ 1/2036                                     15,000               15,826
                                                              ------------------
                                                                       1,204,792
                                                              ------------------
Electronic Components -
Semiconductors (0.08%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                     40,000               39,825
Freescale Semiconductor Inc
7.13%, 7/15/2014                                     50,000               53,625
                                                              ------------------
                                                                          93,450
                                                              ------------------
Electronic Connectors (0.04%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                     40,000               40,643
                                                              ------------------

Electronics - Military (0.06%)
L-3 Communications Corp
5.88%, 1/15/2015                                     65,000               61,750
                                                              ------------------

Engines - Internal Combustion (0.05%)
Cummins Inc
9.50%, 12/ 1/2010                                    50,000               52,613
                                                              ------------------

Export & Import Bank (0.04%)
Export-Import Bank Of Korea
4.50%, 8/12/2009                                     40,000               39,140
                                                              ------------------

Finance - Auto Loans (0.22%)
Ford Motor Credit Co
6.50%, 1/25/2007                                     10,000                9,993
5.80%, 1/12/2009                                     20,000               19,040
9.88%, 8/10/2011                                    100,000              103,481
GMAC LLC
6.24%, 3/20/2007 (e)                                 15,000               14,950
6.88%, 9/15/2011                                     40,000               39,788
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (d)                                 55,000               53,544
                                                              ------------------
                                                                         240,796
                                                              ------------------
Finance - Commercial (0.07%)
Caterpillar Financial Services Corp
5.05%, 12/ 1/2010                                    40,000               39,876
CIT Group Inc
5.80%, 7/28/2011                                     40,000               40,705
                                                              ------------------
                                                                          80,581
                                                              ------------------
Finance - Consumer Loans (0.33%)
HSBC Finance Corp
4.13%, 11/16/2009                                    75,000               72,734
5.70%, 11/16/2009 (e)                                75,000               75,400
7.00%, 5/15/2012                                     65,000               70,279
4.75%, 7/15/2013                                     25,000               24,146
SLM Corp
5.66%, 7/26/2010 (e)                                125,000              124,995
                                                              ------------------
                                                                         367,554
                                                              ------------------

Finance - Credit Card (0.18%)
Capital One Bank
5.00%, 6/15/2009                                     75,000               74,514
6.50%, 6/13/2013                                     60,000               62,753
Capital One Financial Corp
5.70%, 9/15/2011                                     30,000               30,211
4.80%, 2/21/2012                                     15,000               14,466
6.15%, 9/ 1/2016                                     20,000               20,237
                                                              ------------------
                                                                         202,181
                                                              ------------------
Finance - Investment Banker & Broker (0.80%)
BCP Crystal US Holdings Corp
9.63%, 6/15/2014                                     30,000               32,550
Bear Stearns Cos Inc/The
5.30%, 10/30/2015                                    15,000               14,765
Citigroup Inc
5.00%, 9/15/2014                                     50,000               48,714
5.88%, 2/22/2033                                     20,000               19,932
E*Trade Financial Corp
8.00%, 6/15/2011                                     60,000               62,100
Goldman Sachs Group Inc
3.88%, 1/15/2009                                     45,000               43,786
6.45%, 5/ 1/2036 (b)                                 95,000               96,947
Jefferies Group Inc
6.25%, 1/15/2036                                     60,000               57,888
JPMorgan Chase & Co
5.25%, 5/ 1/2015                                    105,000              103,220
Merrill Lynch & Co Inc
5.73%, 2/ 6/2009 (e)                                160,000              160,765
5.77%, 7/25/2011                                     60,000               61,202
Morgan Stanley
5.79%, 1/15/2010 (e)                                100,000              100,504
5.30%, 3/ 1/2013                                     30,000               29,954
4.75%, 4/ 1/2014                                     55,000               52,304
                                                              ------------------
                                                                         884,631
                                                              ------------------
Finance - Leasing Company (0.04%)
International Lease Finance Corp
5.63%, 9/20/2013                                     44,000               44,279
                                                              ------------------

Finance - Mortgage Loan/Banker (1.16%)
Countrywide Financial Corp
5.73%, 5/ 5/2008 (e)                                100,000              100,223
5.66%, 12/19/2008 (e)                                85,000               85,205
6.25%, 5/15/2016                                     40,000               40,595
Countrywide Home Loans Inc
5.50%, 2/ 1/2007                                     15,000               15,001
Fannie Mae
3.70%, 11/ 1/2007                                   275,000              270,753
Freddie Mac
4.75%, 5/ 6/2013                                     90,000               87,087
4.63%, 5/28/2013                                     55,000               53,182
6.75%, 3/15/2031                                    317,000              387,070
Residential Capital Corp
6.87%, 6/29/2007 (e)                                 75,000               75,410
6.00%, 2/22/2011                                    145,000              144,823
6.50%, 4/17/2013                                     25,000               25,389
                                                              ------------------
                                                                       1,284,738
                                                              ------------------

Finance - Other Services (0.08%)
Alamosa Delaware Inc
11.00%, 7/31/2010                                    30,000               32,775
Athena Neurosciences Finance LLC
7.25%, 2/21/2008                                     60,000               59,775
                                                              ------------------
                                                                          92,550
                                                              ------------------
Financial Guarantee Insurance (0.04%)
MGIC Investment Corp
5.63%, 9/15/2011                                     20,000               20,064
PMI Group Inc/The
6.00%, 9/15/2016                                     20,000               20,254
                                                              ------------------
                                                                          40,318
                                                              ------------------
Food - Miscellaneous/Diversified (0.19%)
Corn Products International Inc
8.45%, 8/15/2009                                     45,000               48,407
Kraft Foods Inc
4.63%, 11/ 1/2006                                   100,000               99,929
6.50%, 11/ 1/2031 (b)                                55,000               59,364
                                                              ------------------
                                                                         207,700
                                                              ------------------
Food - Retail (0.18%)
Delhaize America Inc
8.13%, 4/15/2011                                     75,000               80,497
Safeway Inc
5.72%, 3/27/2009 (e)                                 50,000               50,057
5.80%, 8/15/2012                                     65,000               65,071
                                                              ------------------
                                                                         195,625
                                                              ------------------
Gas - Distribution (0.06%)
Sempra Energy
4.75%, 5/15/2009                                     40,000               39,480
Southern Union Co
6.15%, 8/16/2008                                     30,000               30,207
                                                              ------------------
                                                                          69,687
                                                              ------------------
Home Equity - Other (1.52%)
ACE Securities Corp
5.56%, 3/25/2035 (e)                                 44,685               44,710
5.44%, 7/25/2035 (e)                                 32,655               32,659
Bear Stearns Asset Backed Securities Inc
5.49%, 8/25/2036 (e)(f)                             200,000              200,054
Citigroup Mortgage Loan Trust Inc
5.60%, 10/25/2035 (e)                               200,000              200,317
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (e)                                 75,000               75,921
First-Citizens Home Equity Loan LLC
5.54%, 9/15/2022 (d)(e)                              89,847               89,668
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036                                    40,000               40,082
5.81%, 10/25/2036                                    35,000               35,116
IXIS Real Estate Capital Trust
5.59%, 9/25/2035 (e)                                178,901              179,362
Morgan Stanley ABS Capital I
5.55%, 12/25/2034 (e)                                81,350               81,418
5.43%, 7/25/2035 (e)                                 29,984               29,990
New Century Home Equity Loan Trust
6.05%, 1/25/2034 (e)                                128,191              129,066
5.60%, 7/25/2035 (e)(f)                             250,000              250,530
Option One Mortgage Loan Trust
5.86%, 5/25/2034 (e)                                 85,000               85,230
6.38%, 5/25/2034 (e)                                 85,000               85,000
Home Equity - Other
Option One Mortgage Loan Trust (continued)
5.63%, 11/25/2034 (e)                                 5,257                5,260
Wells Fargo Home Equity Trust
5.83%, 4/25/2034 (e)                                110,000              110,002
                                                              ------------------
                                                                       1,674,385
                                                              ------------------
Instruments - Controls (0.10%)
Dresser Inc
10.13%, 4/15/2011                                   100,000              104,875
                                                              ------------------

Insurance Brokers (0.15%)
AON Corp
8.21%, 1/ 1/2027                                     60,000               68,779
Marsh & McLennan Cos Inc
5.64%, 7/13/2007 (e)                                100,000               99,978
                                                              ------------------
                                                                         168,757
                                                              ------------------
Investment Companies (0.09%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (d)                                100,000               98,126
                                                              ------------------

Investment Management & Advisory
Services (0.12%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                    50,000               50,173
7.52%, 6/ 1/2066 (b)(e)                              60,000               64,354
Janus Capital Group Inc
5.88%, 9/15/2011                                     20,000               20,123
                                                              ------------------
                                                                         134,650
                                                              ------------------
Life & Health Insurance (0.11%)
AmerUs Group Co
5.95%, 8/15/2015                                     20,000               20,410
Lincoln National Corp
5.59%, 4/ 6/2009 (e)                                 75,000               75,049
UnumProvident Corp
7.38%, 6/15/2032                                     20,000               20,798
                                                              ------------------
                                                                         116,257

                                                              ------------------
Machinery - Farm (0.04%)
Case New Holland Inc
6.00%, 6/ 1/2009                                     50,000               49,312
                                                              ------------------

Machinery Tools & Related Products (0.07%)
Kennametal Inc
7.20%, 6/15/2012                                     70,000               74,216
                                                              ------------------

Medical - Drugs (0.13%)
Allergan Inc
5.75%, 4/ 1/2016 (d)                                 55,000               55,803
Biovail Corp
7.88%, 4/ 1/2010                                     55,000               55,000
Teva Pharmaceutical Finance LLC
5.55%, 2/ 1/2016                                     10,000                9,819
6.15%, 2/ 1/2036                                     20,000               19,247
                                                              ------------------
                                                                         139,869
                                                              ------------------
Medical - HMO (0.12%)
Coventry Health Care Inc
5.88%, 1/15/2012                                     90,000               89,295

Medical - HMO
WellPoint Inc
5.85%, 1/15/2036                                     50,000               48,497
                                                              ------------------
                                                                         137,792
                                                              ------------------
Medical - Hospitals (0.07%)
HCA Inc
5.25%, 11/ 6/2008                                    80,000               79,000
                                                              ------------------

Medical - Nursing Homes (0.05%)
Extendicare Health Services Inc
9.50%, 7/ 1/2010                                     50,000               52,437
                                                              ------------------

Medical - Wholesale Drug Distribution (0.07%)
AmerisourceBergen Corp
5.63%, 9/15/2012                                     40,000               39,318
Cardinal Health Inc
5.85%, 12/15/2017                                    40,000               39,931
                                                              ------------------
                                                                          79,249
                                                              ------------------
Medical Instruments (0.03%)
Boston Scientific Corp
6.00%, 6/15/2011                                     35,000               35,209
                                                              ------------------

Medical Laboratory & Testing Service (0.03%)
Quest Diagnostics Inc
5.45%, 11/ 1/2015                                    35,000               34,191
                                                              ------------------

Medical Products (0.03%)
Baxter International Inc
5.90%, 9/ 1/2016                                     30,000               30,811
                                                              ------------------

Metal - Diversified (0.09%)
Falconbridge Ltd
7.25%, 7/15/2012                                     80,000               85,825
5.38%, 6/ 1/2015                                     15,000               14,360
                                                              ------------------
                                                                         100,185
                                                              ------------------
Miscellaneous Manufacturers (0.07%)
Samsonite Corp
8.88%, 6/ 1/2011                                     70,000               73,325
                                                              ------------------

Money Center Banks (0.04%)
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (d)(e)                             50,000               48,262
                                                              ------------------

Mortgage Backed Securities (7.31%)
Adjustable Rate Mortgage Trust
5.09%, 11/25/2035 (e)                                50,000               49,830
Banc of America Commercial Mortgage Inc
5.68%, 8/10/2016 (e)                                 75,000               76,530
4.67%, 7/10/2043                                    105,000              100,207
4.86%, 7/10/2043                                    205,000              198,232
4.97%, 7/10/2043                                     40,000               38,507
Bank of America Alternative Loan Trust
5.73%, 6/25/2036 (e)                                189,725              189,434
Bear Stearns Adjustable Rate Mortgage Trust
3.51%, 6/25/2034 (e)                                 50,000               48,293
Bear Stearns Commercial Mortgage
Securities Inc
0.71%, 5/11/2039 (d)(e)                             484,693                9,761

Mortgage Backed Securities
Bear Stearns Commercial Mortgage
Securities Inc (continued)
3.24%, 2/11/2041                                     44,016               42,657
5.47%, 6/11/2041                                    130,000              130,953
Bella Vista Mortgage Trust
5.58%, 5/20/2045 (e)                                 79,859               80,102
Commercial Mortgage Pass Through Certificates
4.05%, 10/15/2037                                   200,000              194,209
5.23%, 5/10/2043 (e)                                 25,000               24,566
Countrywide Alternative Loan Trust
5.58%, 5/25/2034 (e)                                100,000              100,012
5.74%, 7/20/2035 (c)(e)                              80,126               80,464
Countrywide Asset-Backed Certificates
5.73%, 4/25/2036 (e)                                200,000              200,591
Countrywide Home Loan Mortgage Pass
Through Certificates
4.59%, 12/19/2033 (e)                               225,000              217,652
5.63%, 4/25/2046 (c)(e)(f)                          272,617              272,958
Credit Suisse Mortgage Capital Certificates
6.02%, 6/15/2038 (e)                                100,000              103,951
0.59%, 9/15/2039 (d)                              1,525,000               49,221
5.51%, 9/15/2039                                     90,000               90,576
CS First Boston Mortgage Securities Corp
5.61%, 11/15/2020 (d)(e)                             75,000               75,060
1.58%, 3/15/2036 (d)(e)                             573,675               16,841
0.64%, 5/15/2036 (d)(e)                             731,929               10,150
0.80%, 7/15/2036 (d)(e)                             814,231               18,519
0.13%, 11/15/2037 (d)(e)                          1,343,596               28,103
7.91%, 9/15/2041 (e)                                 30,000               32,145
DLJ Mortgage Acceptance Corp
6.99%, 10/15/2030 (d)                               125,000              126,586
First Union National Bank Commercial Mortgage
8.09%, 5/17/2032                                     45,000               49,126
GE Capital Commercial Mortgage Corp
4.98%, 5/10/2043 (e)                                220,000              214,593
5.51%, 11/10/2045 (e)                               260,000              260,210
Greenpoint Mortgage Funding Trust
5.60%, 6/25/2045 (e)(f)                             247,771              247,826
Greenwich Capital Commercial Funding Corp
0.50%, 6/10/2036 (d)(e)                           5,484,890               63,712
6.11%, 7/10/2038 (e)                                 70,000               73,079
Impac CMB Trust
5.64%, 4/25/2035 (e)                                 51,903               51,938
JP Morgan Chase Commercial Mortgage Securities
0.76%, 10/12/2035 (d)(e)                            509,993               18,774
5.31%, 9/12/2037 (e)                                 25,000               24,380
1.29%, 1/12/2039 (d)(e)                             665,730               24,276
0.11%, 1/15/2042 (d)(e)                           1,406,026               25,490
4.78%, 7/15/2042                                     90,000               86,240
5.59%, 5/12/2045 (e)                                 55,000               55,762
5.44%, 5/15/2045 (e)                                100,000              100,133
JP Morgan Mortgage Trust
4.96%, 11/25/2035 (e)                               125,000              124,384
5.35%, 4/25/2036 (e)                                 32,008               31,968
5.85%, 6/25/2036 (e)(f)                             116,389              116,447
6.00%, 6/25/2036 (e)                                 39,276               39,362
5.98%, 8/25/2036 (c)(e)                             170,000              179,384
LB Commercial Conduit Mortgage Trust
6.21%, 10/15/2035                                   491,852              499,543
LB-UBS Commercial Mortgage Trust
5.97%, 3/15/2026 (f)                                309,228              310,097
Mortgage Backed Securities
LB-UBS Commercial Mortgage Trust (continued)
4.44%, 12/15/2029 (e)                               100,000               97,243
4.31%, 2/15/2030                                    195,000              190,104
5.74%, 6/15/2032                                     73,808               75,112
0.82%, 3/15/2034 (d)(e)                             642,352                8,959
0.29%, 3/15/2036 (d)(e)                             529,456               14,947
1.32%, 3/15/2036 (d)(e)                             469,414               15,664
0.87%, 8/15/2036 (d)(e)                             634,992               14,549
5.41%, 9/15/2036 (e)                                 25,000               25,047
6.10%, 6/15/2038 (e)                                 50,000               52,313
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016                                     90,000               92,674
5.84%, 5/12/2039 (e)                                115,000              118,145
0.69%, 2/12/2042 (e)                              2,004,818               31,018
Merrill Lynch/Countrywide Commercial
Mortgage Trust
5.46%, 7/12/2046 (e)                                 55,000               55,430
Morgan Stanley Capital I
1.23%, 1/13/2041 (d)(e)                             440,264               16,843
Sequoia Mortgage Trust
5.88%, 2/20/2034 (e)                                151,520              151,724
Specialty Underwriting & Residential Finance
5.84%, 2/25/2035 (e)                                 80,000               80,433
5.56%, 3/25/2036 (e)                                125,000              125,212
Structured Adjustable Rate Mortgage Loan
Trust
5.25%, 12/25/2035                                    66,938               66,350
5.25%, 2/25/2036 (e)                                 86,781               86,236
Structured Asset Securities Corp
5.50%, 6/25/2036 (e)                                100,000              100,260
Wachovia Bank Commercial Mortgage Trust
0.16%, 11/15/2035 (d)                             1,651,652               19,098
0.61%, 10/15/2041 (d)(e)                          2,715,022               47,999
0.46%, 3/15/2042 (d)(e)                           3,994,343               49,614
4.94%, 4/15/2042                                    210,000              204,057
5.80%, 7/15/2045                                    100,000              102,866
WAMU Alternative Mortgage Pass-Through
Certificates
5.61%, 6/25/2046 (c)(e)                             237,087              236,930
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (d)                                 76,930               74,335
Washington Mutual Inc
3.97%, 3/25/2033                                     66,572               65,124
3.80%, 6/25/2034 (e)                                 85,000               81,902
4.67%, 5/25/2035 (e)                                 40,000               39,413
6.10%, 9/25/2036 (c)                                 45,000               45,134
5.79%, 7/25/2044 (e)                                 54,071               54,478
5.86%, 1/25/2045 (e)                                 99,726              100,076
5.71%, 11/25/2045 (c)(e)(f)                         250,000              250,732
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (e)                                 83,303               82,021
                                                              ------------------
                                                                       8,074,876
                                                              ------------------
Multi-Line Insurance (0.36%)
ACE Ltd
6.00%, 4/ 1/2007                                     85,000               85,186
CNA Financial Corp
6.00%, 8/15/2011                                     40,000               40,560
Hartford Financial Services Group Inc
5.25%, 10/15/2011 (g)                                25,000               24,977
5.95%, 10/15/2036 (g)                                15,000               15,000

Multi-Line Insurance
ING Groep NV
5.78%, 12/ 8/2035                                    75,000               74,008
Metropolitan Life Global Funding I
5.54%, 3/17/2009 (d)(e)                             160,000              160,158
                                                              ------------------
                                                                         399,889
                                                              ------------------
Multimedia (0.27%)
News America Inc
6.63%, 1/ 9/2008                                     45,000               45,720
4.75%, 3/15/2010                                     15,000               14,766
6.20%, 12/15/2034                                    15,000               14,327
6.40%, 12/15/2035 (b)                                25,000               24,518
Time Warner Entertainment Co LP
8.38%, 3/15/2023                                     55,000               63,518
Time Warner Inc
6.15%, 5/ 1/2007                                     85,000               85,333
Viacom Inc
5.74%, 6/16/2009 (d)(e)                              25,000               25,016
5.75%, 4/30/2011 (d)                                 30,000               29,940
                                                              ------------------
                                                                         303,138
                                                              ------------------
Mutual Insurance (0.02%)
Liberty Mutual Group Inc
7.50%, 8/15/2036 (d)                                 20,000               21,454
                                                              ------------------

Non-Hazardous Waste Disposal (0.04%)
Allied Waste North America Inc
5.75%, 2/15/2011                                     25,000               23,969
9.25%, 9/ 1/2012                                     20,000               21,325
                                                              ------------------
                                                                          45,294
                                                              ------------------
Office Automation & Equipment (0.05%)
Xerox Corp
6.40%, 3/15/2016 (b)                                 25,000               24,875
6.75%, 2/ 1/2017                                     30,000               30,450
                                                              ------------------
                                                                          55,325
                                                              ------------------
Office Furnishings - Original (0.02%)
Steelcase Inc
6.50%, 8/15/2011                                     20,000               20,330
                                                              ------------------

Oil - Field Services (0.07%)
Smith International Inc
6.00%, 6/15/2016                                     40,000               40,911
Weatherford International Ltd
6.50%, 8/ 1/2036                                     35,000               35,695
                                                              ------------------
                                                                          76,606
                                                              ------------------
Oil Company - Exploration &
Production (0.58%)
Anadarko Petroleum Corp
5.79%, 9/15/2009 (e)(f)                              75,000               75,091
6.45%, 9/15/2036                                     50,000               51,071
Canadian Natural Resources Ltd
6.50%, 2/15/2037                                     40,000               40,550
Chesapeake Energy Corp
7.50%, 9/15/2013                                     60,000               60,900
Devon Financing Corp ULC
7.88%, 9/30/2031                                     60,000               73,124
Newfield Exploration Co
7.45%, 10/15/2007                                    70,000               70,788

Oil Company - Exploration & Production
Nexen Inc
5.05%, 11/20/2013                                    50,000               48,447
7.88%, 3/15/2032                                     30,000               35,538
Plains Exploration & Production Co
8.75%, 7/ 1/2012                                     60,000               63,450
Swift Energy Co
7.63%, 7/15/2011                                     50,000               50,188
XTO Energy Inc
5.65%, 4/ 1/2016 (b)                                 25,000               24,801
6.10%, 4/ 1/2036                                     50,000               49,460
                                                              ------------------
                                                                         643,408
                                                              ------------------
Oil Company - Integrated (0.19%)
Husky Energy Inc
6.15%, 6/15/2019                                     45,000               45,657
Occidental Petroleum Corp
4.00%, 11/30/2007                                    35,000               34,522
Petrobras International Finance Co
8.38%, 12/10/2018 (b)                                40,000               46,600
Petro-Canada
5.95%, 5/15/2035                                     60,000               57,257
Petronas Capital Ltd
7.88%, 5/22/2022 (d)                                 20,000               24,119
                                                              ------------------
                                                                         208,155
                                                              ------------------
Oil Field Machinery & Equipment (0.05%)
Cameron International Corp
2.65%, 4/15/2007                                     60,000               59,097
                                                              ------------------

Oil Refining & Marketing (0.27%)
Enterprise Products Operating LP
4.00%, 10/15/2007                                    60,000               59,088
6.38%, 2/ 1/2013                                     20,000               20,535
5.75%, 3/ 1/2035                                     35,000               31,532
Premcor Refining Group Inc/The
9.25%, 2/ 1/2010                                     60,000               63,470
6.75%, 2/ 1/2011                                     70,000               73,084
Tesoro Corp
6.25%, 11/ 1/2012 (b)(d)                             50,000               48,188
                                                              ------------------
                                                                         295,897
                                                              ------------------
Paper & Related Products (0.01%)
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                     15,000               14,388
                                                              ------------------

Pharmacy Services (0.08%)
Medco Health Solutions Inc
7.25%, 8/15/2013                                     60,000               65,123
Omnicare Inc
6.75%, 12/15/2013                                    10,000                9,725
6.88%, 12/15/2015                                    15,000               14,569
                                                              ------------------
                                                                          89,417
                                                              ------------------
Pipelines (0.60%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                     25,000               24,270
Buckeye Partners LP
4.63%, 7/15/2013                                     45,000               42,130
Consolidated Natural Gas Co
5.00%, 3/ 1/2014                                     30,000               28,599

Pipelines
Enbridge Energy Partners LP
4.00%, 1/15/2009                                     20,000               19,364
5.95%, 6/ 1/2033                                     40,000               37,389
Kinder Morgan Finance Co ULC
5.35%, 1/ 5/2011                                     20,000               19,451
Kinder Morgan Inc
6.50%, 9/ 1/2012                                     45,000               45,037
National Fuel Gas Co
5.25%, 3/ 1/2013                                     30,000               29,431
Northwest Pipeline Corp
8.13%, 3/ 1/2010                                     35,000               36,400
ONEOK Partners LP
5.90%, 4/ 1/2012                                     45,000               45,358
6.65%, 10/ 1/2036                                    35,000               35,245
Pacific Energy
6.25%, 9/15/2015                                     75,000               73,875
Plains All American Pipeline LP
6.70%, 5/15/2036 (b)(d)                              40,000               41,745
Southern Natural Gas Co
8.88%, 3/15/2010 (b)                                 45,000               47,190
TEPPCO Partners LP
7.63%, 2/15/2012                                     70,000               75,004
Texas Eastern Transmission LP
5.25%, 7/15/2007                                     60,000               59,773
                                                              ------------------
                                                                         660,261
                                                              ------------------
Property & Casualty Insurance (0.15%)
Ace INA Holdings Inc
6.70%, 5/15/2036                                     20,000               21,038
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                     40,000               44,243
St Paul Travelers Cos Inc/The
5.75%, 3/15/2007                                    100,000              100,190
                                                              ------------------
                                                                         165,471
                                                              ------------------
Real Estate Magagement & Services (0.06%)
EOP Operating LP
5.88%, 1/15/2013                                     25,000               25,291
4.75%, 3/15/2014                                     40,000               37,836
                                                              ------------------
                                                                          63,127
                                                              ------------------
Real Estate Operator & Developer (0.01%)
Duke Realty LP
5.63%, 8/15/2011                                     15,000               15,100
                                                              ------------------

Recreational Centers (0.05%)
AMF Bowling Worldwide Inc
10.00%, 3/ 1/2010                                    55,000               57,062
                                                              ------------------

Regional Banks (0.29%)
Fleet Capital Trust II
7.92%, 12/11/2026                                    80,000               83,439
Keycorp
5.43%, 5/26/2009 (e)                                 75,000               74,988
Wachovia Corp
5.63%, 12/15/2008                                   115,000              115,972
6.38%, 2/ 1/2009                                     10,000               10,225
Wells Fargo & Co
3.12%, 8/15/2008                                     35,000               33,717
                                                              ------------------
                                                                         318,341
                                                              ------------------

                                                              ------------------
Reinsurance (0.12%)
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                     60,000               62,173
Transatlantic Holdings Inc
5.75%, 12/14/2015                                    75,000               74,099
                                                              ------------------
                                                                         136,272
                                                              ------------------
REITS - Apartments (0.06%)
AvalonBay Communities Inc
5.50%, 1/15/2012                                     35,000               35,181
United Dominion Realty Trust Inc
6.50%, 6/15/2009                                     35,000               36,258
                                                              ------------------
                                                                          71,439
                                                              ------------------
REITS - Diversified (0.16%)
iStar Financial Inc
5.73%, 9/15/2009 (d)(e)(f)                           50,000               49,993
5.65%, 9/15/2011                                     40,000               40,035
5.15%, 3/ 1/2012                                     40,000               39,024
5.95%, 10/15/2013 (d)                                50,000               50,253
                                                              ------------------
                                                                         179,305
                                                              ------------------
REITS - Healthcare (0.06%)
Health Care Property Investors Inc
5.84%, 9/15/2008 (e)(f)                              50,000               49,997
Nationwide Health Properties Inc
6.50%, 7/15/2011                                     15,000               15,339
                                                              ------------------
                                                                          65,336
                                                              ------------------
REITS - Hotels (0.03%)
Hospitality Properties Trust
6.30%, 6/15/2016                                     35,000               35,760
                                                              ------------------

REITS - Office Property (0.13%)
Brandywine Operating Partnership Lp/PA
5.96%, 4/ 1/2009 (e)                                 50,000               50,057
5.63%, 12/15/2010                                    45,000               45,176
HRPT Properties Trust
5.99%, 3/16/2011 (e)                                 50,000               50,073
                                                              ------------------
                                                                         145,306
                                                              ------------------
REITS - Regional Malls (0.09%)
Simon Property Group LP
4.60%, 6/15/2010                                     15,000               14,638
5.60%, 9/ 1/2011                                     45,000               45,335
5.75%, 5/ 1/2012                                     40,000               40,574
                                                              ------------------
                                                                         100,547
                                                              ------------------
REITS - Shopping Centers (0.02%)
Federal Realty Investment Trust
6.20%, 1/15/2017                                     20,000               20,718
                                                              ------------------

Rental - Auto & Equipment (0.04%)
United Rentals North America Inc
7.75%, 11/15/2013                                    50,000               49,250
                                                              ------------------

Retail - Auto Parts (0.02%)
PEP Boys-Manny Moe & Jack
7.50%, 12/15/2014                                    30,000               26,775
                                                              ------------------


Retail - Drug Store (0.05%)
CVS Corp
5.75%, 8/15/2011                                     55,000               55,716
                                                              ------------------

Retail - Propane Distribution (0.05%)
Inergy LP/Inergy Finance Corp
8.25%, 3/ 1/2016 (b)                                 50,000               51,750
                                                              ------------------

Retail - Regional Department Store (0.07%)
JC Penney Corp Inc
8.13%, 4/ 1/2027                                     75,000               77,487
                                                              ------------------

Retail - Restaurants (0.03%)
Yum! Brands Inc
8.88%, 4/15/2011                                     30,000               33,921
                                                              ------------------

Satellite Telecommunications (0.07%)
Intelsat Corp
6.38%, 1/15/2008                                     80,000               79,800
                                                              ------------------

Savings & Loans - Thrifts (0.16%)
Washington Mutual Bank/Henderson NV
5.65%, 8/15/2014                                     60,000               60,118
6.75%, 5/20/2036                                     20,000               21,481
Washington Mutual Inc
5.81%, 1/15/2010 (e)                                100,000              100,393
                                                              ------------------
                                                                         181,992
                                                              ------------------
Sovereign (0.14%)
Mexico Government International Bond
6.20%, 1/13/2009 (e)                                 60,000               60,630
8.30%, 8/15/2031                                     40,000               49,880
South Africa Government International Bond
6.50%, 6/ 2/2014                                     45,000               47,250
                                                              ------------------
                                                                         157,760
                                                              ------------------
Special Purpose Entity (0.36%)
BAE Systems Holdings Inc
6.40%, 12/15/2011 (d)                                60,000               62,199
5.20%, 8/15/2015 (d)                                 65,000               62,192
Hexion US Finance Corp/Hexion Nova
Scotia Finance ULC
9.00%, 7/15/2014 (b)                                 45,000               45,900
MBIA Global Funding LLC
5.33%, 2/20/2007 (d)(e)                             100,000              100,005
Pricoa Global Funding I
5.57%, 12/22/2006 (d)(e)                            125,000              125,076
                                                              ------------------
                                                                         395,372
                                                              ------------------
Steel - Producers (0.18%)
Ispat Inland ULC
9.75%, 4/ 1/2014                                     95,000              106,994
United States Steel Corp
10.75%, 8/ 1/2008                                    80,000               86,500
                                                              ------------------
                                                                         193,494

                                                              ------------------
Storage & Warehousing (0.03%)
Mobile Services Group Inc
9.75%, 8/ 1/2014 (d)                                 30,000               30,750
                                                              ------------------


Telecommunication Services (0.18%)
Mastec Inc
7.75%, 2/ 1/2008                                     45,000               44,887
Qwest Corp
7.88%, 9/ 1/2011                                     60,000               63,000
TELUS Corp
7.50%, 6/ 1/2007                                     45,000               45,587
Verizon Global Funding Corp
5.54%, 8/15/2007 (e)                                 40,000               40,029
                                                              ------------------
                                                                         193,503
                                                              ------------------
Telephone - Integrated (0.45%)
AT&T Corp
7.30%, 11/15/2011 (e)                                50,000               54,194
British Telecommunications PLC
8.38%, 12/15/2010                                    70,000               78,445
Deutsche Telekom International Finance BV
5.57%, 3/23/2009 (e)                                 75,000               75,046
France Telecom SA
7.75%, 3/ 1/2011 (e)                                 75,000               82,168
Telecom Italia Capital SA
5.97%, 2/ 1/2011 (e)                                 25,000               24,796
6.11%, 7/18/2011 (e)                                 45,000               44,649
Telefonica Europe BV
7.75%, 9/15/2010                                    105,000              113,357
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                    10,000                9,802
Verizon Communications Inc
5.35%, 2/15/2011                                     10,000               10,027
                                                              ------------------
                                                                         492,484
                                                              ------------------
Television (0.09%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                    100,000              103,328
                                                              ------------------

Textile - Home Furnishings (0.04%)
Mohawk Industries Inc
6.50%, 4/15/2007                                     40,000               40,190
                                                              ------------------

Tobacco (0.04%)
Reynolds American Inc
7.25%, 6/ 1/2013 (d)                                 40,000               41,161
                                                              ------------------

Transport - Rail (0.06%)
Burlington Northern Santa Fe Corp
6.20%, 8/15/2036                                     50,000               52,090
Union Pacific Corp
4.70%, 1/ 2/2024                                     19,563               18,649
                                                              ------------------
                                                                          70,739
                                                              ------------------
Transport - Services (0.04%)
FedEx Corp
3.50%, 4/ 1/2009                                     25,000               23,985
Ryder System Inc
5.95%, 5/ 2/2011                                     20,000               20,343
                                                              ------------------
                                                                          44,328

                                                              ------------------
Vitamins & Nutrition Products (0.06%)
NBTY Inc
7.13%, 10/ 1/2015                                    70,000               67,725
                                                              ------------------


Wire & Cable Products (0.05%)
Superior Essex Communications LLC/Essex Group
9.00%, 4/15/2012                                     50,000               50,750
                                                              ------------------
TOTAL BONDS                                                           28,945,002
                                                              ------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (19.59%)
Federal Home Loan Mortgage Corporation
(FHLMC) (3.82%)
5.50%, 10/ 1/2021 (h)                                60,000               59,944
5.50%, 10/ 1/2036 (h)                               570,000              561,985
6.00%, 10/ 1/2036 (h)                             1,115,000            1,120,575
6.50%, 10/ 1/2036 (h)                               350,000              356,453
6.50%, 6/ 1/2017                                     94,155               96,153
5.00%, 5/ 1/2018                                    745,629              734,946
5.50%, 12/ 1/2022                                   181,356              180,791
7.00%, 12/ 1/2027                                    57,185               59,037
6.00%, 1/ 1/2029                                     71,507               72,282
7.50%, 8/ 1/2030                                      5,886                6,100
8.00%, 12/ 1/2030                                    65,660               69,032
7.50%, 1/ 1/2031                                     16,151               16,739
6.50%, 5/ 1/2031                                     20,697               21,168
6.50%, 6/ 1/2031                                     52,208               53,395
6.50%, 11/ 1/2031                                    22,663               23,179
5.50%, 3/ 1/2033                                    167,687              165,845
5.50%, 4/ 1/2033                                    144,620              143,031
5.50%, 10/ 1/2033                                   275,642              272,615
6.50%, 10/ 1/2035                                   105,631              107,608
6.00%, 8/ 1/2036                                     49,915               50,176
4.69%, 8/ 1/2035 (e)                                 46,390               45,414
                                                              ------------------
                                                                       4,216,468
                                                              ------------------
Federal National Mortgage Association
(FNMA) (6.79%)
5.50%, 10/ 1/2021 (h)                               300,000              299,812
6.00%, 2/ 1/2025                                    170,758              172,876
5.00%, 10/ 1/2036 (h)                             2,760,000            2,652,189
5.50%, 10/ 1/2036 (h)                             1,365,000            1,344,525
6.00%, 10/ 1/2036 (h)                               855,000              858,741
6.50%, 10/ 1/2036 (h)                               300,000              305,437
6.50%, 3/ 1/2008                                     26,637               26,699
6.00%, 4/ 1/2008                                     22,802               22,790
6.00%, 3/ 1/2009                                        602                  603
6.00%, 5/ 1/2009                                     40,024               40,108
6.00%, 11/ 1/2009                                    19,991               20,056
6.00%, 12/ 1/2009                                     3,719                3,732
6.00%, 5/ 1/2010                                     15,567               15,673
4.50%, 9/ 1/2010                                    113,218              110,895
7.00%, 8/ 1/2029                                      2,290                2,361
6.50%, 2/ 1/2032                                     51,273               52,424
5.50%, 1/ 1/2033                                    395,483              390,978
5.50%, 7/ 1/2033                                    563,582              556,807
5.50%, 9/ 1/2033                                    243,782              240,852
4.23%, 6/ 1/2034 (e)                                 43,410               42,494
4.37%, 7/ 1/2034 (e)                                 26,014               25,546
4.30%, 12/ 1/2034 (e)                                72,507               71,073
4.60%, 3/ 1/2035 (e)                                 73,114               72,109
5.72%, 2/ 1/2036 (e)                                 38,679               38,392
5.79%, 6/ 1/2036 (c)(e)                              24,129               24,248
6.00%, 7/ 1/2036                                    114,205              114,732
                                                              ------------------
                                                                       7,506,152
                                                              ------------------
Government National Mortgage Association
(GNMA) (1.12%)
5.00%, 10/ 1/2036 (h)                               300,000              291,375

Government National Mortgage Association
(GNMA)
5.50%, 10/ 1/2036 (h)                               425,000              422,078
6.00%, 1/15/2029                                    243,313              246,771
7.00%, 5/15/2031                                     28,448               29,389
6.00%, 6/15/2032                                     20,718               21,005
6.00%, 12/15/2033                                    93,061               94,310
6.00%, 9/20/2026                                     86,783               87,878
7.00%, 2/20/2032                                     41,357               42,555
                                                              ------------------
                                                                       1,235,361
                                                              ------------------
U.S. Treasury (6.86%)
3.63%, 7/15/2009 (b)                                350,000              340,963
4.88%, 8/15/2009 (b)                                803,232              808,692
3.50%, 2/15/2010 (b)                              1,200,000            1,158,797
5.00%, 2/15/2011 (b)                                675,000              686,944
4.88%, 2/15/2012 (b)                                575,000              583,018
4.25%, 8/15/2013 (b)                                425,000              416,035
4.00%, 2/15/2014                                    225,000              216,343
4.75%, 5/15/2014 (b)                                200,000              201,695
4.25%, 11/15/2014 (b)                               600,000              585,141
7.25%, 5/15/2016 (b)                                335,000              401,503
7.50%, 11/15/2016 (b)                               475,000              581,875
8.13%, 8/15/2019 (b)                                325,000              428,594
7.13%, 2/15/2023 (b)                                355,000              445,913
6.25%, 5/15/2030 (b)                                600,000              721,078
                                                              ------------------
                                                                       7,576,591
                                                              ------------------
U.S. Treasury Inflation-Indexed
Obligations (1.00%)
3.88%, 1/15/2009 (b)                                558,383              574,414
4.25%, 1/15/2010                                    272,147              287,838
2.00%, 1/15/2014                                    247,802              243,068
                                                              ------------------
                                                                       1,105,320
                                                              ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS                                                    21,639,892
                                                              ------------------
SHORT TERM INVESTMENTS (1.55%)
Commercial Paper (1.55%)
ConocoPhilipps
5.35%, 10/ 2/2006 (f)                               700,000              699,896
Investment in Joint Trading Account; General
Electric Capital
5.34%, 10/ 2/2006                                   490,858              490,858
Volkswagen of America
5.50%, 10/ 2/2006 (f)                               523,000              522,920
                                                              ------------------
                                                                       1,713,674

                                                              ------------------
TOTAL SHORT TERM INVESTMENTS                                           1,713,674
                                                              ------------------
MONEY MARKET FUNDS (11.38%)
Money Center Banks (11.38%)
BNY Institutional Cash Reserve Fund (f)          12,568,000           12,568,000
                                                              ------------------
TOTAL MONEY MARKET FUNDS                                              12,568,000
                                                              ------------------
Total Investments                                                    135,155,666
Liabilities in Excess of Other
  Assets, Net - (22.35)%                                             (24,686,262
                                                              ------------------
TOTAL NET ASSETS - 100.00%                                           110,469,404
                                                              ==================
                                                              ------------------

                                                              ==================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.


(e)  Variable Rate

(f)  Security was purchased with the cash proceeds from securities loans.

(g) Security purchased on a when-issued basis. (h) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $          11,771,461
Unrealized Depreciation                                     (2,298,508)
                                                     -------------------
Net Unrealized Appreciation (Depreciation)                    9,472,953
Cost for federal income tax purposes                        125,682,713


                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                            Unrealized
                                                                                      Notional            Appreciation/
Description                                                                            Amount             (Depreciation)
---------------------------------------------------- -------------------------------------------------- -----------------
Receive a monthly return equal to a 4.50% 15 year Fannie Mae Obligation and pay
monthly a floating rate based on                                                    $        743,613         $  1,922
1-month LIBOR less 40 basis points with UBS AG.  Expires March 2007.



Portfolio Summary (unaudited)
------------------------------------------------ -------------------
Sector                                                      Percent
------------------------------------------------ -------------------
Financial                                                    32.13%
Mortgage Securities                                          18.97%
Consumer, Non-cyclical                                       14.11%
Government                                                    8.76%
Energy                                                        8.05%
Communications                                                7.80%
Industrial                                                    7.52%
Consumer, Cyclical                                            7.45%
Technology                                                    6.67%
Asset Backed Securities                                       3.95%
Utilities                                                     3.55%
Basic Materials                                               2.61%
Funds                                                         0.68%
Diversified                                                   0.10%
Liabilities in Excess of Other Assets, Net                (-22.35%)
                                                 -------------------
TOTAL NET ASSETS                                            100.00%
                                                 ===================

Other Assets Summary (unaudited)
------------------------------------------------ -------------------
Asset Type                                                  Percent
------------------------------------------------ -------------------
Total Return Swaps                                            0.00%


Schedule of Investments
September 30, 2006 (unaudited)
Bond Account
                                               Principal
                                                 Amount            Value
                                              -------------- -------------------
BONDS (78.59%)
Advertising Services (0.06%)
Advanstar Communications Inc
10.75%, 8/15/2010                                   200,000 $        215,500
                                                            -----------------

Aerospace & Defense Equipment (0.20%)
GenCorp Inc
9.50%, 8/15/2013                                    150,000          156,000
Goodrich Corp
6.80%, 7/ 1/2036 (a)                                450,000          475,600
Sequa Corp
9.00%, 8/ 1/2009                                    150,000          159,188
                                                            -----------------
                                                                     790,788
                                                            -----------------
Agricultural Chemicals (0.13%)
Mosaic Global Holdings Inc
10.88%, 8/ 1/2013                                   450,000          501,750
                                                            -----------------

Agricultural Operations (0.51%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                   550,000          537,191
5.88%, 5/15/2013 (b)                              1,180,000        1,174,174
5.10%, 7/15/2015                                    300,000          279,624
                                                            -----------------
                                                                   1,990,989
                                                            -----------------
Apparel Manufacturers (0.08%)
Levi Strauss & Co
12.25%, 12/15/2012                                  150,000          167,250
Phillips-Van Heusen
7.75%, 11/15/2023                                   125,000          127,187
                                                            -----------------
                                                                     294,437
                                                            -----------------
Appliances (0.08%)
Whirlpool Corp
5.89%, 6/15/2009 (c)                                325,000          325,609
                                                            -----------------

Asset Backed Securities (4.62%)
Ameriquest Mortgage Securities Inc
5.63%, 3/25/2035 (c)                                263,077          263,330
5.56%, 7/25/2035 (c)                                353,524          353,990
Carrington Mortgage Loan Trust
5.59%, 1/25/2035 (c)                                364,350          364,579
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.83%, 9/25/2033 (c)                                490,000          491,515
Countrywide Asset-Backed Certificates
5.61%, 9/25/2033 (c)                                162,040          162,117
5.60%, 10/25/2034 (c)                               163,901          163,942
5.85%, 6/25/2035 (c)                                720,000          724,942
Countrywide Home Equity Loan Trust
5.56%, 12/15/2035 (c)(d)                          1,474,615        1,475,267
5.53%, 5/15/2036 (c)                              1,457,811        1,457,821
First Franklin Mortgage Loan Asset Back
5.40%, 3/25/2036 (c)(d)                           1,825,470        1,825,944
First Horizon Asset Back Trust
5.49%, 10/25/2034 (c)                               868,633          868,643

Asset Backed Securities
GMAC Mortgage Corp Loan Trust
5.51%, 8/25/2035 (c)                             1,000,000         1,001,924
5.54%, 11/25/2036 (c)(d)                         2,000,000         2,000,900
JP Morgan Mortgage Acquisition Corp
5.50%, 4/25/2036 (c)(d)                          1,525,000         1,526,305
Long Beach Mortgage Loan Trust
5.86%, 6/25/2034 (c)(d)                            170,000           170,154
Merrill Lynch Mortgage Investors Inc
5.89%, 1/25/2035 (c)                               146,463           146,570
MSDWCC Heloc Trust
5.52%, 7/25/2017 (c)                               313,050           313,281
Nomura Asset Acceptance Corp
5.56%, 6/25/2035 (c)                               181,461           181,500
Residential Asset Mortgage Products Inc
5.67%, 5/25/2034 (c)(d)                          1,198,566         1,201,105
Residential Asset Securities Corp
3.28%, 8/25/2029                                    43,299            42,749
SACO I Inc
5.60%, 4/25/2035 (c)                               200,088           200,115
5.47%, 6/25/2036 (c)(d)                          1,794,096         1,794,098
Washington Mutual Asset-Backed Certificates
5.56%, 4/25/2036 (c)                             1,400,000         1,400,900
                                                            -----------------
                                                                  18,131,691
                                                            -----------------
Auto - Car & Light Trucks (0.56%)
DaimlerChrysler NA Holding Corp
5.87%, 9/10/2007 (c)                               300,000           300,651
4.75%, 1/15/2008                                   110,000           108,911
5.82%, 3/13/2009 (c)(d)                          1,425,000         1,425,674
5.75%, 9/ 8/2011 (b)                               385,000           383,190
                                                            -----------------
                                                                   2,218,426
                                                            -----------------
Auto/Truck Parts & Equipment -
Original (0.13%)
Accuride Corp
8.50%, 2/ 1/2015                                   150,000           139,500
Stanadyne Corp
10.00%, 8/15/2014                                  100,000           101,000
Tenneco Inc
8.63%, 11/15/2014                                  125,000           123,438
TRW Automotive Inc
9.38%, 2/15/2013                                   150,000           159,750
                                                            -----------------
                                                                     523,688
                                                            -----------------
Automobile Sequential (0.44%)
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009                                  600,000           588,124
5.70%, 6/15/2010 (c)                               275,000           276,193
Carss Finance LP
5.61%, 1/15/2011 (a)(c)                            453,883           454,060
WFS Financial Owner Trust
4.50%, 5/17/2013                                   410,000           403,819
                                                            -----------------
                                                                   1,722,196
                                                            -----------------
Beverages - Non-Alcoholic (0.05%)
Cott Beverages USA Inc
8.00%, 12/15/2011                                  175,000           178,500
                                                            -----------------

Beverages - Wine & Spirits (0.33%)
Diageo Finance BV
5.49%, 3/30/2009 (c)(d)                          1,150,000         1,150,661

Beverages - Wine & Spirits
Diageo Finance BV (continued)
5.50%, 4/ 1/2013                                   145,000           145,192
                                                            -----------------
                                                                   1,295,853
                                                            -----------------
Brewery (0.44%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011                                 300,000           361,500
Coors Brewing Co
6.38%, 5/15/2012                                   130,000           135,183
FBG Finance Ltd
5.13%, 6/15/2015 (a)                               700,000           663,304
SABMiller PLC
6.50%, 7/ 1/2016 (a)                               550,000           574,543
                                                            -----------------
                                                                   1,734,530
                                                            -----------------
Building - Residential & Commercial (0.03%)
KB Home
7.75%, 2/ 1/2010                                   100,000           100,000
                                                            -----------------

Building & Construction -
Miscellaneous (0.03%)
Dycom Industries Inc
8.13%, 10/15/2015                                  100,000           101,000
                                                            -----------------

Building & Construction Products -
Miscellaneous (0.37%)
CRH America Inc
6.00%, 9/30/2016                                   350,000           350,491
6.40%, 10/15/2033                                  180,000           178,396
Interline Brands Inc
8.13%, 6/15/2014                                   125,000           126,562
Masco Corp
5.64%, 3/ 9/2007 (a)(c)                            800,000           800,585
                                                            -----------------
                                                                   1,456,034
                                                            -----------------
Building Products - Cement &
Aggregate (0.13%)
Lafarge SA
6.15%, 7/15/2011                                   280,000           286,011
6.50%, 7/15/2016 (b)                               235,000           242,816
                                                            -----------------
                                                                     528,827
                                                            -----------------
Building Products - Wood (0.16%)
Masco Corp
6.13%, 10/ 3/2016 (e)                              625,000           620,627
                                                            -----------------

Cable TV (0.73%)
Charter Communications Operating LLC/Charter
Communications Operating Capital
8.38%, 4/30/2014 (a)                               150,000           152,438
Comcast Corp
5.80%, 7/14/2009 (c)(d)                            750,000           751,274
5.90%, 3/15/2016                                   350,000           350,161
7.05%, 3/15/2033 (b)                               150,000           160,624
COX Communications Inc
5.94%, 12/14/2007 (c)(d)                           375,000           376,802
4.63%, 1/15/2010                                   365,000           355,039
6.75%, 3/15/2011                                   395,000           411,389
Echostar DBS Corp
6.63%, 10/ 1/2014                                  320,000           304,400
                                                            -----------------
                                                                   2,862,127
                                                            -----------------
Casino Hotels (0.33%)
Aztar Corp
9.00%, 8/15/2011                                   265,000           276,594

Casino Hotels
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                   375,000           369,315
5.75%, 10/ 1/2017                                  255,000           233,212
MGM Mirage
6.75%, 4/ 1/2013                                   175,000           171,937
Riviera Holdings Corp
11.00%, 6/15/2010                                  150,000           158,250
Station Casinos Inc
7.75%, 8/15/2016                                   100,000           103,750
                                                            -----------------
                                                                   1,313,058
                                                            -----------------
Cellular Telecommunications (1.04%)
America Movil SA de CV
6.11%, 4/27/2007 (c)                               650,000           650,000
Centennial Cellular Corp
10.75%, 12/15/2008                                 150,000           151,875
Dobson Cellular Systems Inc
8.38%, 11/ 1/2011 (a)                              150,000           155,813
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                   625,000           703,487
Nextel Communications Inc
5.95%, 3/15/2014                                   560,000           547,720
Rogers Wireless Inc
7.25%, 12/15/2012                                  700,000           732,375
Rural Cellular Corp
8.25%, 3/15/2012                                   150,000           154,500
Verizon Wireless Capital LLC
5.38%, 12/15/2006                                  560,000           559,800
Vodafone Group PLC
5.73%, 6/15/2011 (c)                               415,000           414,866
                                                            -----------------
                                                                   4,070,436
                                                            -----------------
Chemicals - Diversified (0.57%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                   240,000           239,704
Huntsman LLC
11.50%, 7/15/2012                                  200,000           227,500
ICI Wilmington Inc
5.63%, 12/ 1/2013                                  295,000           290,740
Ineos Group Holdings Plc
8.50%, 2/15/2016 (a)                               125,000           119,062
Lyondell Chemical Co
9.50%, 12/15/2008                                  554,000           569,928
10.50%, 6/ 1/2013                                  190,000           209,000
8.25%, 9/15/2016                                   350,000           355,250
Nova Chemicals Corp
6.50%, 1/15/2012                                   150,000           141,000
Phibro Animal Health Corp
10.00%, 8/ 1/2013 (a)                              100,000           101,500
                                                            -----------------
                                                                   2,253,684
                                                            -----------------
Chemicals - Specialty (0.27%)
Chemtura Corp
6.88%, 6/ 1/2016                                   280,000           276,150
Hercules Inc
6.75%, 10/15/2029                                  100,000            95,125
MacDermid Inc
9.13%, 7/15/2011                                   200,000           208,500
Nalco Co
7.75%, 11/15/2011                                  200,000           204,000

Chemicals - Specialty
NewMarket Corp
8.88%, 5/ 1/2010                                   125,000           130,000
Rhodia SA
10.25%, 6/ 1/2010                                  125,000           140,000
                                                            -----------------
                                                                   1,053,775
                                                            -----------------
Coal (0.08%)
Alpha Natural Resources LLC/Alpha Natural
Resources Capital Corp
10.00%, 6/ 1/2012                                  125,000           134,375
Massey Energy Co
6.88%, 12/15/2013                                  200,000           181,000
                                                            -----------------
                                                                     315,375
                                                            -----------------
Coatings & Paint (0.04%)
Valspar Corp
6.00%, 5/ 1/2007                                   155,000           155,390
                                                            -----------------

Commercial Banks (1.19%)
Barclays Bank PLC
5.93%, 12/15/2049 (a)(c)                           655,000           654,810
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (a)(c)                            325,000           313,491
Commonwealth Bank of Australia
6.02%, 3/15/2036 (a)                               350,000           349,759
Glitnir Banki HF
5.67%, 10/15/2008 (a)(c)                           350,000           348,119
HSBC America Capital Trust I
7.81%, 12/15/2026 (a)                              850,000           886,231
KeyBank NA
5.62%, 11/ 3/2009 (c)                            1,000,000         1,001,950
Union Planters Bank NA
5.13%, 6/15/2007                                   335,000           334,589
United Overseas Bank Ltd
4.50%, 7/ 2/2013 (a)                               170,000           160,487
VTB Capital SA for Vneshtorgbank
6.14%, 9/21/2007 (a)(c)                            270,000           270,813
Woori Bank
6.13%, 5/ 3/2016 (a)(c)                            355,000           362,088
                                                            -----------------
                                                                   4,682,337
                                                            -----------------
Commercial Services (0.13%)
Iron Mountain Inc
8.25%, 7/ 1/2011                                   415,000           416,037
6.63%, 1/ 1/2016                                   100,000            94,000
                                                            -----------------
                                                                     510,037
                                                            -----------------
Computer Services (0.04%)
Sungard Data Systems Inc
9.13%, 8/15/2013                                   150,000           155,250
                                                            -----------------

Computer Software (0.03%)
UGS Corp
10.00%, 6/ 1/2012                                  125,000           135,000
                                                            -----------------

Computers - Integrated Systems (0.02%)
NCR Corp
7.13%, 6/15/2009                                    75,000            77,379
                                                            -----------------


Computers - Memory Devices (0.32%)
Seagate Technology HDD Holdings
8.00%, 5/15/2009                                   550,000           572,000
6.38%, 10/ 1/2011 (b)                              190,000           189,050
6.80%, 10/ 1/2016 (b)                              505,000           502,475
                                                            -----------------
                                                                   1,263,525
                                                            -----------------
Consumer Products - Miscellaneous (0.21%)
Blyth Inc
5.50%, 11/ 1/2013                                  150,000           121,500
Fortune Brands Inc
5.13%, 1/15/2011                                   675,000           662,886
5.88%, 1/15/2036                                    40,000            37,433
                                                            -----------------
                                                                     821,819
                                                            -----------------
Containers - Metal & Glass (0.14%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                   330,000           339,075
8.75%, 11/15/2012                                  200,000           211,000
                                                            -----------------
                                                                     550,075
                                                            -----------------
Containers - Paper & Plastic (0.05%)
Intertape Polymer US Inc
8.50%, 8/ 1/2014                                   100,000            94,000
Plastipak Holdings Inc
8.50%, 12/15/2015 (a)                              100,000           101,000
                                                            -----------------
                                                                     195,000
                                                            -----------------
Credit Card Asset Backed Securities (2.85%)
American Express Credit Account Master Trust
5.58%, 9/15/2011 (c)                               240,000           240,894
Arran
5.51%, 12/15/2010 (c)(f)                           875,000           875,000
Bank One Issuance Trust
5.65%, 3/15/2012 (c)                             1,000,000         1,005,515
Capital One Multi-Asset Execution Trust
5.55%, 12/15/2009 (c)                              675,000           674,976
Chase Credit Card Master Trust
5.53%, 5/15/2009 (c)                               900,000           900,002
5.66%, 1/17/2011 (c)                             1,125,000         1,130,077
5.68%, 2/15/2011 (c)                             1,000,000         1,006,131
Citibank Credit Card Issuance Trust
5.72%, 6/25/2009 (c)                             1,000,000         1,001,282
6.53%, 12/15/2009 (c)(d)                         1,700,000         1,717,153
Citibank Credit Card Master Trust I
5.68%, 3/10/2011 (c)                               575,000           577,812
First USA Credit Card Master Trust
5.69%, 4/18/2011 (c)                             1,250,000         1,256,361
Providian Master Note Trust
5.10%, 11/15/2012 (a)                              800,000           797,315
                                                            -----------------
                                                                  11,182,518
                                                            -----------------
Cruise Lines (0.09%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                  330,000           333,277
                                                            -----------------

Data Processing & Management (0.10%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                   275,000           276,820
Fidelity National Information Services
4.75%, 9/15/2008                                   110,000           106,032
                                                            -----------------
                                                                     382,852
                                                            -----------------

Dialysis Centers (0.03%)
DaVita Inc
7.25%, 3/15/2015                                   125,000           122,813
                                                            -----------------

Diversified Financial Services (0.08%)
General Electric Capital Corp
6.75%, 3/15/2032                                   260,000           297,190
                                                            -----------------

Diversified Manufacturing Operations (0.19%)
Bombardier Inc
6.75%, 5/ 1/2012 (a)                               175,000           166,687
Carlisle Cos Inc
6.13%, 8/15/2016                                   450,000           458,804
Jacuzzi Brands Inc
9.63%, 7/ 1/2010                                   125,000           132,500
                                                            -----------------
                                                                     757,991
                                                            -----------------
Diversified Minerals (0.10%)
FMG Finance Pty Ltd
10.63%, 9/ 1/2016 (a)                              100,000            96,000
Teck Cominco Ltd
6.13%, 10/ 1/2035                                  300,000           288,191
                                                            -----------------
                                                                     384,191
                                                            -----------------
Diversified Operations (0.06%)
Noble Group Ltd
6.63%, 3/17/2015 (a)                               245,000           216,832
                                                            -----------------

Diversified Operations & Commercial
Services (0.04%)
Chemed Corp
8.75%, 2/24/2011                                   150,000           155,625
                                                            -----------------

Electric - Distribution (0.12%)
Detroit Edison Co
5.70%, 10/ 1/2037                                  500,000           481,308
                                                            -----------------

Electric - Generation (0.10%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                 108,750           117,450
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (a)                               105,000           102,433
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (a)                               181,902           184,227
                                                            -----------------
                                                                     404,110
                                                            -----------------
Electric - Integrated (3.40%)
AmerenUE
5.40%, 2/ 1/2016                                   320,000           315,761
5.10%, 10/ 1/2019                                  340,000           318,989
Appalachian Power Co
5.70%, 6/29/2007 (c)                               550,000           550,787
Arizona Public Service Co
6.50%, 3/ 1/2012                                   715,000           737,936
5.80%, 6/30/2014 (b)                               195,000           193,985
6.25%, 8/ 1/2016 (b)                               370,000           376,122
Commonwealth Edison Co
5.95%, 8/15/2016 (b)                               270,000           273,736
5.90%, 3/15/2036                                   200,000           196,267
Consumers Energy Co
4.25%, 4/15/2008                                    80,000            78,597

Electric - Integrated
Dayton Power & Light Co/The
5.12%, 10/ 1/2013 (c)                              250,000           245,569
Dominion Resources Inc/VA
5.66%, 9/28/2007 (c)                               325,000           325,088
5.95%, 6/15/2035                                   180,000           174,779
DTE Energy Co
5.63%, 8/16/2007 (d)                               575,000           575,523
Duquesne Light Holdings Inc
5.50%, 8/15/2015                                   375,000           351,609
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                   200,000           193,886
6.14%, 12/ 8/2008 (a)(c)                           280,000           280,496
Exelon Corp
4.45%, 6/15/2010                                   150,000           145,373
6.75%, 5/ 1/2011                                   200,000           210,153
Georgia Power Co
5.61%, 2/17/2009 (c)                             1,050,000         1,053,301
Indianapolis Power & Light
7.38%, 8/ 1/2007                                   245,000           248,492
Midamerican Energy Holdings Co
4.63%, 10/ 1/2007                                  225,000           223,403
3.50%, 5/15/2008                                   150,000           145,827
Mirant Americas Generation LLC
8.30%, 5/ 1/2011                                   100,000           100,125
Nevada Power Co
6.65%, 4/ 1/2036 (a)                               350,000           361,726
Nisource Finance Corp
3.20%, 11/ 1/2006                                  185,000           184,663
Northeast Utilities
3.30%, 6/ 1/2008                                   160,000           154,439
PPL Energy Supply LLC
5.40%, 8/15/2014                                   255,000           250,455
6.20%, 5/15/2016 (b)                               355,000           366,831
Puget Energy Inc
3.36%, 6/ 1/2008                                   200,000           193,425
Sierra Pacific Power Co
6.25%, 4/15/2012                                   700,000           713,414
Southern California Edison Co
5.57%, 2/ 2/2009 (c)(d)                            740,000           740,713
Southwestern Public Service Co
5.13%, 11/ 1/2006                                  750,000           749,712
Tampa Electric Co
6.55%, 5/15/2036                                   175,000           187,326
TXU Electric Delivery Co
6.38%, 5/ 1/2012                                 1,050,000         1,083,437
7.25%, 1/15/2033                                   115,000           130,448
TXU Energy Co LLC
6.13%, 3/15/2008                                   150,000           151,242
Virginia Electric & Power Co
5.38%, 2/ 1/2007                                   500,000           499,606
5.40%, 1/15/2016 (b)                               175,000           172,068
Xcel Energy Inc
6.50%, 7/ 1/2036 (b)                               100,000           105,504
                                                            -----------------
                                                                  13,360,813
                                                            -----------------
Electronic Components - Miscellaneous (0.10%)
Communications & Power Industries Inc
8.00%, 2/ 1/2012                                   225,000           225,000

Electronic Components - Miscellaneous
Flextronics International Ltd
6.50%, 5/15/2013                                   150,000           148,500
                                                            -----------------
                                                                     373,500
                                                            -----------------
Electronic Components - Semiconductors (0.17%)
Advanced Micro Devices Inc
7.75%, 11/ 1/2012                                  100,000           101,500
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                   330,000           328,559
Freescale Semiconductor Inc
7.13%, 7/15/2014                                   230,000           246,675
                                                            -----------------
                                                                     676,734
                                                            -----------------
Electronic Connectors (0.09%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                   330,000           335,302
                                                            -----------------

Engines - Internal Combustion (0.13%)
Cummins Inc
9.50%, 12/ 1/2010                                  500,000           526,129
                                                            -----------------

Export & Import Bank (0.05%)
Export-Import Bank Of Korea
4.50%, 8/12/2009                                   180,000           176,131
                                                            -----------------

Finance - Auto Loans (0.52%)
Ford Motor Credit Co
6.50%, 1/25/2007                                   260,000           259,822
5.80%, 1/12/2009                                   290,000           276,085
9.88%, 8/10/2011                                   375,000           388,054
9.96%, 4/15/2012 (c)                               100,000           104,640
GMAC LLC
6.24%, 3/20/2007 (c)                               145,000           144,510
6.88%, 9/15/2011                                   325,000           323,278
6.75%, 12/ 1/2014                                  250,000           244,064
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (a)                               330,000           321,266
                                                            -----------------
                                                                   2,061,719
                                                            -----------------
Finance - Commercial (0.76%)
Caterpillar Financial Services Corp
5.50%, 7/27/2007 (c)                               750,000           750,428
5.05%, 12/ 1/2010                                  325,000           323,994
CIT Group Inc
5.60%, 2/15/2007 (c)                               525,000           525,484
5.80%, 7/28/2011                                   370,000           376,524
Textron Financial Corp
5.48%, 6/ 5/2009 (c)(d)                          1,000,000         1,000,625
                                                            -----------------
                                                                   2,977,055
                                                            -----------------
Finance - Consumer Loans (0.86%)
American General Finance Corp
5.71%, 8/17/2011 (c)(d)                            500,000           500,933
HSBC Finance Capital Trust IX
5.91%, 11/30/2035 (b)                              160,000           159,963
HSBC Finance Corp
4.13%, 12/15/2008                                  300,000           293,476
4.13%, 11/16/2009                                  475,000           460,649
5.70%, 11/16/2009 (c)                              925,000           929,926
7.00%, 5/15/2012                                   150,000           162,182
4.75%, 7/15/2013                                   230,000           222,146
Finance - Consumer Loans
SLM Corp
5.66%, 7/26/2010 (c)(d)                            650,000           649,973
                                                            -----------------
                                                                   3,379,248
                                                            -----------------
Finance - Credit Card (0.67%)
Capital One Bank
5.00%, 6/15/2009                                   555,000           551,401
6.50%, 6/13/2013                                   560,000           585,697
Capital One Financial Corp
5.67%, 9/10/2009 (d)                               750,000           750,538
5.70%, 9/15/2011                                   310,000           312,184
4.80%, 2/21/2012                                   100,000            96,438
5.50%, 6/ 1/2015                                   150,000           147,088
6.15%, 9/ 1/2016                                   190,000           192,254
                                                            -----------------
                                                                   2,635,600
                                                            -----------------
Finance - Investment Banker & Broker (2.78%)
Bear Stearns Cos Inc/The
5.30%, 10/30/2015                                  140,000           137,810
Citigroup Inc
5.00%, 9/15/2014                                   500,000           487,138
5.30%, 1/ 7/2016                                   320,000           318,186
6.63%, 6/15/2032                                   175,000           191,412
Credit Suisse USA Inc
5.75%, 1/15/2010 (c)                               550,000           552,164
E*Trade Financial Corp
7.38%, 9/15/2013                                   150,000           153,375
Goldman Sachs Group Inc
3.88%, 1/15/2009 (b)                               340,000           330,830
5.84%, 7/23/2009 (c)                               500,000           503,289
5.59%, 3/ 2/2010 (c)                               500,000           500,890
6.45%, 5/ 1/2036 (b)                               800,000           816,393
Jefferies Group Inc
6.25%, 1/15/2036                                   630,000           607,820
JPMorgan Chase & Co
5.25%, 5/ 1/2015                                 1,665,000         1,636,768
Lehman Brothers Holdings Inc
5.70%, 11/10/2009 (c)                              550,000           552,289
Merrill Lynch & Co Inc
5.73%, 2/ 6/2009 (c)                               925,000           929,425
5.70%, 2/ 5/2010 (c)                               400,000           401,482
5.77%, 7/25/2011                                   550,000           561,023
6.22%, 9/15/2026                                   460,000           467,933
Morgan Stanley
5.79%, 1/15/2010 (c)                             1,325,000         1,331,678
6.75%, 4/15/2011                                   240,000           253,737
5.30%, 3/ 1/2013 (b)                               190,000           189,708
                                                            -----------------
                                                                  10,923,350
                                                            -----------------
Finance - Leasing Company (0.24%)
International Lease Finance Corp
5.91%, 1/15/2010 (c)                               550,000           553,966
5.63%, 9/20/2013                                   400,000           402,532
                                                            -----------------
                                                                     956,498
                                                            -----------------
Finance - Mortgage Loan/Banker (3.74%)
Countrywide Financial Corp
5.66%, 12/19/2008 (c)                              335,000           335,808
6.25%, 5/15/2016                                   355,000           360,283
Countrywide Home Loans Inc
4.25%, 12/19/2007                                  120,000           118,536

Finance - Mortgage Loan/Banker
Fannie Mae
3.70%, 11/ 1/2007                                  920,000           905,792
2.88%, 5/19/2008                                   425,000           410,789
5.63%, 2/25/2018 (c)                               478,128           479,401
5.58%, 11/25/2022 (c)                              449,184           450,753
5.53%, 1/25/2023 (c)                               651,756           652,918
6.25%, 5/15/2029                                   550,000           628,340
7.25%, 5/15/2030 (b)                               960,000         1,233,004
5.63%, 2/25/2032 (c)                               799,844           801,996
5.58%, 3/25/2035 (c)                               604,977           605,256
Fannie Mae Whole Loan
5.53%, 5/25/2035 (c)                               771,475           774,250
Freddie Mac
2.65%, 5/30/2008                                 1,000,000           963,050
4.75%, 5/ 6/2013                                   625,000           604,769
4.63%, 5/28/2013                                   325,000           314,258
5.78%, 6/15/2023 (c)                               506,544           511,251
6.75%, 3/15/2031                                 1,786,000         2,180,777
Residential Capital Corp
6.87%, 6/29/2007 (b)(c)                            500,000           502,733
7.34%, 4/17/2009 (a)(c)                            125,000           125,563
6.00%, 2/22/2011                                 1,250,000         1,248,475
6.50%, 4/17/2013                                   495,000           502,694
                                                            -----------------
                                                                  14,710,696
                                                            -----------------
Finance - Other Services (0.14%)
Alamosa Delaware Inc
11.00%, 7/31/2010                                  285,000           311,363
American Real Estate Partners LP/Finance Corp
7.13%, 2/15/2013                                   100,000            99,500
Athena Neurosciences Finance LLC
7.25%, 2/21/2008                                   125,000           124,531
                                                            -----------------
                                                                     535,394
                                                            -----------------
Financial Guarantee Insurance (0.09%)
MGIC Investment Corp
5.63%, 9/15/2011                                   190,000           190,611
PMI Group Inc/The
6.00%, 9/15/2016                                   170,000           172,153
                                                            -----------------
                                                                     362,764

                                                            -----------------
Food - Miscellaneous/Diversified (0.30%)
Corn Products International Inc
8.45%, 8/15/2009                                   290,000           311,957
Kraft Foods Inc
4.63%, 11/ 1/2006                                  350,000           349,751
6.50%, 11/ 1/2031 (b)                              465,000           501,896
                                                            -----------------
                                                                   1,163,604
                                                            -----------------
Food - Retail (0.46%)
Delhaize America Inc
8.13%, 4/15/2011                                   690,000           740,569
Safeway Inc
5.72%, 3/27/2009 (c)                               525,000           525,602
5.80%, 8/15/2012                                   535,000           535,585
                                                            -----------------
                                                                   1,801,756
                                                            -----------------
Gas - Distribution (0.28%)
Sempra Energy
4.75%, 5/15/2009                                   250,000           246,748
Southern California Gas Co
5.57%, 12/ 1/2009 (c)                              600,000           601,132
Gas - Distribution
Southern Union Co
6.15%, 8/16/2008                                   260,000           261,799
                                                            -----------------
                                                                   1,109,679
                                                            -----------------
Home Equity - Other (5.41%)
AAA Trust
5.60%, 2/27/2035 (a)(c)                            314,394           314,964
ACE Securities Corp
5.56%, 3/25/2035 (c)                               268,108           268,263
5.44%, 7/25/2035 (c)                               241,645           241,674
American Home Mortgage Investment Trust
5.52%, 11/25/2030 (c)(d)                         1,402,817         1,403,735
Asset Backed Funding Certificates
5.59%, 2/25/2035 (c)                               309,450           309,591
5.51%, 6/25/2035 (c)(d)                          1,600,000         1,600,347
Asset Backed Securities Corp Home Equity
5.62%, 3/25/2035 (c)(d)                          1,307,618         1,308,903
Bear Stearns Asset Backed Securities Inc
5.93%, 3/25/2034 (c)                               635,000           634,999
5.52%, 3/25/2035 (c)                               800,000           800,366
5.49%, 8/25/2036 (c)(d)                          1,530,000         1,530,410
Citigroup Mortgage Loan Trust Inc
5.45%, 1/25/2036 (c)                             1,400,000         1,400,692
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (c)                               625,000           632,673
First-Citizens Home Equity Loan LLC
5.54%, 9/15/2022 (a)(c)                            521,114           520,076
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036                                  440,000           440,903
5.81%, 10/25/2036                                  325,000           326,080
IXIS Real Estate Capital Trust
5.59%, 9/25/2035 (c)(d)                          1,730,865         1,735,324
Merrill Lynch Mortgage Investors Inc
5.53%, 2/25/2036 (c)                               637,496           637,818
Morgan Stanley ABS Capital I
5.55%, 12/25/2034 (c)                              284,724           284,964
5.43%, 7/25/2035 (c)                               219,886           219,931
New Century Home Equity Loan Trust
5.62%, 3/25/2035 (c)                               383,014           383,473
5.60%, 7/25/2035 (c)                               360,000           360,764
Option One Mortgage Loan Trust
5.86%, 5/25/2034 (c)                               485,000           486,312
6.38%, 5/25/2034 (c)                               485,000           485,000
5.63%, 11/25/2034 (c)                               42,053            42,077
5.57%, 2/25/2035 (c)                               450,629           451,473
Residential Asset Securities Corp
5.92%, 12/25/2033 (c)                              661,902           663,833
6.48%, 3/25/2035 (c)                               250,000           251,366
5.53%, 5/25/2035 (c)                               791,145           791,641
Saxon Asset Securities Trust
6.46%, 3/25/2035 (c)                               810,000           812,760
Soundview Home Equity Loan Trust
5.41%, 7/25/2036 (c)(d)                          1,350,000         1,350,001
Structured Asset Securities Corp
5.55%, 3/25/2035 (c)                               568,033           568,149
                                                            -----------------
                                                                  21,258,562

                                                            -----------------

Hotels & Motels (0.19%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007 (d)                               750,000           754,688
                                                            -----------------

Independent Power Producer (0.04%)
NRG Energy Inc
7.25%, 2/ 1/2014                                   150,000           148,875
                                                            -----------------

Industrial Automation & Robots (0.06%)
Intermec Inc
7.00%, 3/15/2008                                   250,000           251,250
                                                            -----------------

Instruments - Controls (0.26%)
Dresser Inc
10.13%, 4/15/2011                                  970,000         1,017,287
                                                            -----------------

Insurance Brokers (0.25%)
AON Corp
8.21%, 1/ 1/2027                                   545,000           624,742
Marsh & McLennan Cos Inc
5.64%, 7/13/2007 (c)                               375,000           374,916
                                                            -----------------
                                                                     999,658
                                                            -----------------
Investment Companies (0.15%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (a)                               600,000           588,755
                                                            -----------------

Investment Management & Advisory
Services (0.27%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                  225,000           225,775
7.52%, 6/ 1/2066 (b)(c)                            575,000           616,727
Janus Capital Group Inc
5.88%, 9/15/2011                                   215,000           216,324
                                                            -----------------
                                                                   1,058,826
                                                            -----------------
Life & Health Insurance (0.33%)
AmerUs Group Co
5.95%, 8/15/2015                                   165,000           168,386
Hartford Life Global Funding Trusts
5.56%, 9/15/2009 (c)                               950,000           952,916
UnumProvident Corp
7.38%, 6/15/2032                                   160,000           166,381
                                                            -----------------
                                                                   1,287,683
                                                            -----------------
Machinery - Construction & Mining (0.05%)
Terex Corp
9.25%, 7/15/2011                                   200,000           210,750
                                                            -----------------

Machinery - Farm (0.07%)
Case New Holland Inc
9.25%, 8/ 1/2011                                   250,000           265,000
                                                            -----------------

Machinery - General Industry (0.04%)
Stewart & Stevenson LLC/Stewart &
Stevenson Corp
10.00%, 7/15/2014 (a)                              150,000           151,875
                                                            -----------------

Machinery - Material Handling (0.04%)
Columbus McKinnon Corp/NY
8.88%, 11/ 1/2013                                  150,000           153,375
                                                            -----------------

Machinery Tools & Related Products (0.11%)
Kennametal Inc
7.20%, 6/15/2012                                   425,000           450,600
                                                            -----------------

Medical - Drugs (0.21%)
Allergan Inc
5.75%, 4/ 1/2016 (a)                               450,000           456,569
Biovail Corp
7.88%, 4/ 1/2010                                   125,000           125,000
Teva Pharmaceutical Finance LLC
5.55%, 2/ 1/2016                                    85,000            83,460
6.15%, 2/ 1/2036                                   170,000           163,606
                                                            -----------------
                                                                     828,635
                                                            -----------------
Medical - HMO (0.26%)
Coventry Health Care Inc
5.88%, 1/15/2012                                   605,000           600,264
WellPoint Inc
5.85%, 1/15/2036                                   450,000           436,473
                                                            -----------------
                                                                   1,036,737
                                                            -----------------
Medical - Hospitals (0.19%)
HCA Inc
5.25%, 11/ 6/2008                                  775,000           765,313
                                                            -----------------

Medical - Nursing Homes (0.11%)
Extendicare Health Services Inc
9.50%, 7/ 1/2010                                   415,000           435,231
                                                            -----------------

Medical - Wholesale Drug Distribution (0.18%)
AmerisourceBergen Corp
5.63%, 9/15/2012                                   320,000           314,544
Cardinal Health Inc
5.85%, 12/15/2017                                  400,000           399,310
                                                            -----------------
                                                                     713,854
                                                            -----------------
Medical Instruments (0.08%)
Boston Scientific Corp
6.00%, 6/15/2011                                   310,000           311,850
                                                            -----------------

Medical Laboratory & Testing Service (0.07%)
Quest Diagnostics Inc
5.45%, 11/ 1/2015                                  290,000           283,301
                                                            -----------------

Medical Products (0.08%)
Baxter International Inc
5.90%, 9/ 1/2016                                   300,000           308,108
                                                            -----------------

Metal - Copper (0.06%)
Southern Copper Corp
7.50%, 7/27/2035                                   215,000           225,022
                                                            -----------------

Metal - Diversified (0.31%)
Earle M Jorgensen Co
9.75%, 6/ 1/2012                                   200,000           213,250
Falconbridge Ltd
7.25%, 7/15/2012                                   725,000           777,791
5.38%, 6/ 1/2015                                   135,000           129,240

Metal - Diversified
Freeport-McMoRan Copper & Gold Inc
6.88%, 2/ 1/2014                                   100,000            98,750
                                                            -----------------
                                                                   1,219,031
                                                            -----------------
Miscellaneous Manufacturers (0.04%)
Samsonite Corp
8.88%, 6/ 1/2011                                   150,000           157,125
                                                            -----------------

Money Center Banks (0.12%)
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (a)(c)                           475,000           458,486
                                                            -----------------

Mortgage Backed Securities (21.49%)
Adjustable Rate Mortgage Trust
5.09%, 11/25/2035 (c)                              400,000           398,642
Banc of America Commercial Mortgage Inc
5.68%, 8/10/2016 (c)                               750,000           765,297
4.67%, 7/10/2043                                   775,000           739,624
4.86%, 7/10/2043                                   775,000           749,416
4.97%, 7/10/2043                                   365,000           351,376
Banc of America Funding Corp
5.41%, 7/20/2036 (c)(d)                          2,214,990         2,211,418
Banc of America Large Loan
5.62%, 2/ 9/2021 (a)(c)                            325,000           326,013
Bear Stearns Adjustable Rate Mortgage Trust
3.51%, 6/25/2034 (c)                               295,000           284,931
Bear Stearns Asset Backed Securities Inc
5.56%, 4/25/2036 (c)(d)                          2,022,691         2,023,098
Bear Stearns Commercial Mortgage
Securities Inc
5.65%, 6/15/2017 (a)(c)                          1,000,000         1,000,314
0.71%, 5/11/2039 (a)(c)                          2,665,814            53,687
3.24%, 2/11/2041                                   440,163           426,571
Bear Stearns Mortgage Funding Trust
5.53%, 7/25/2036 (c)(d)(f)                       2,240,700         2,240,700
Bella Vista Mortgage Trust
5.58%, 5/20/2045 (c)                               543,039           544,694
Chase Commercial Mortgage Securities Corp
7.03%, 1/15/2032                                    19,113            19,148
7.63%, 7/15/2032                                   900,000           971,943
7.32%, 10/15/2032                                  850,000           906,691
Commercial Mortgage Pass Through Certificates
5.23%, 5/10/2043 (c)                               400,000           393,053
Countrywide Alternative Loan Trust
5.58%, 5/25/2034 (c)                               575,000           575,068
5.74%, 7/20/2035 (c)(f)                            544,859           547,154
5.50%, 6/25/2036 (c)(d)                          1,850,000         1,849,996
5.60%, 7/25/2046 (c)                               422,396           423,857
Countrywide Home Loan Mortgage Pass
Through Certificates
4.59%, 12/19/2033 (c)                            1,100,000         1,064,078
5.53%, 4/25/2046 (c)                             1,439,678         1,437,646
Credit Suisse Mortgage Capital Certificates
6.02%, 6/15/2038 (c)                             1,000,000         1,039,506
0.59%, 9/15/2039 (a)                            15,250,000           492,209
5.51%, 9/15/2039                                   885,000           890,670
CS First Boston Mortgage Securities Corp
5.61%, 11/15/2020 (a)(c)                           650,000           650,523
1.58%, 3/15/2036 (a)(c)                          3,539,627           103,913
0.64%, 5/15/2036 (a)(c)                          4,757,539            65,978
0.80%, 7/15/2036 (a)(c)                          4,811,364           109,430
0.13%, 11/15/2037 (a)(c)                         7,613,711           159,248
7.91%, 9/15/2041 (c)                               160,000           171,440
Deutsche ALT-A Securities Inc Alternate
5.51%, 4/25/2036 (c)(d)                          1,500,000         1,502,588
DLJ Commercial Mortgage Corp
7.34%, 10/10/2032                                  180,000           190,105
Downey Savings & Loan Association Mortgage
5.59%, 4/19/2047 (c)(d)                          1,634,075         1,636,832
First Union National Bank Commercial Mortgage
8.09%, 5/17/2032                                   275,000           300,214
GE Capital Commercial Mortgage Corp
0.78%, 3/10/2040 (a)(c)                          8,532,719           172,122
4.98%, 5/10/2043 (c)                             1,580,000         1,541,168
5.51%, 11/10/2045 (b)(c)                         2,500,000         2,508,610
GMAC Commercial Mortgage Securities Inc
1.02%, 3/10/2038 (a)(c)                          4,230,647           118,898
Greenpoint Mortgage Funding Trust
5.60%, 6/25/2045 (c)                               468,013           468,116
5.63%, 6/25/2045 (c)                               449,307           450,724
Greenwich Capital Commercial Funding Corp
0.50%, 6/10/2036 (a)(c)                         32,606,309           378,755
6.11%, 7/10/2038 (c)                               660,000           689,028
GSR Mortgage Loan Trust
5.51%, 12/25/2035 (c)                              904,004           903,608
5.59%, 8/25/2046 (c)(d)(f)                       2,211,309         2,211,309
Harborview Mortgage Loan Trust
5.57%, 3/19/2037 (c)                             1,100,283         1,101,784
Homebanc Mortgage Trust
5.67%, 1/25/2036 (c)(d)(f)                       1,943,220         1,948,763
HSI Asset Securitization Corp Trust
5.51%, 8/25/2035 (c)                             1,000,000         1,000,390
Impac CMB Trust
6.06%, 10/25/2033 (c)                              227,815           227,945
6.27%, 10/25/2033 (c)                              260,578           260,714
5.82%, 10/25/2034 (c)                              819,968           820,816
5.71%, 1/25/2035 (c)                               439,732           440,410
5.64%, 4/25/2035 (c)                               337,372           337,594
5.76%, 4/25/2035 (c)                               313,439           313,901
5.63%, 8/25/2035 (c)                               484,712           484,997
Indymac Index Mortgage Loan Trust
5.56%, 4/25/2035 (c)                               377,023           378,434
5.66%, 4/25/2035 (c)                               367,632           369,291
JP Morgan Chase Commercial Mortgage Securities
0.76%, 10/12/2035 (a)(c)                         4,731,857           174,189
5.31%, 9/12/2037 (c)                               275,000           268,180
1.29%, 1/12/2039 (a)(c)                          3,994,378           145,659
0.11%, 1/15/2042 (a)(c)                          7,873,748           142,743
4.78%, 7/15/2042                                   830,000           795,328
5.59%, 5/12/2045 (c)                               540,000           547,478
5.44%, 5/15/2045 (c)                               930,000           931,235
JP Morgan Mortgage Trust
4.96%, 11/25/2035 (c)                            1,100,000         1,094,576
5.35%, 4/25/2036 (c)                               764,193           763,229
5.85%, 6/25/2036 (c)                             1,024,223         1,024,730
6.00%, 6/25/2036 (c)                               358,393           359,181
5.98%, 8/25/2036 (c)(f)                          1,575,000         1,661,940
6.00%, 8/25/2036 (c)(f)                            749,963           749,963

Mortgage Backed Securities
LB-UBS Commercial Mortgage Trust
5.74%, 6/15/2032                                   713,478           726,080
0.82%, 3/15/2034 (a)(c)                          2,355,288            32,849
0.29%, 3/15/2036 (a)(c)                          2,823,766            79,718
1.32%, 3/15/2036 (a)(c)                          2,503,545            83,541
0.87%, 8/15/2036 (a)(c)                          3,752,222            85,971
5.41%, 9/15/2036 (c)                               235,000           235,441
6.10%, 6/15/2038 (c)                               535,000           559,750
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016                                   830,000           854,657
5.84%, 5/12/2039 (c)                             1,020,000         1,048,038
0.69%, 2/12/2042 (c)                            20,716,452           320,525
Merrill Lynch/Countrywide Commercial
Mortgage Trust
5.46%, 7/12/2046 (c)                               500,000           503,906
Morgan Stanley Capital I
5.49%, 8/15/2019 (a)(c)(d)                         765,000           765,334
7.11%, 4/15/2033                                   110,000           115,069
1.23%, 1/13/2041 (a)(c)                          2,597,556            99,375
5.55%, 5/24/2043 (a)(c)(d)(f)                    1,200,000         1,200,000
5.71%, 8/25/2046 (c)(d)(f)                       1,500,000         1,500,000
Morgan Stanley Dean Witter Capital I
0.92%, 4/15/2034 (a)(c)                          2,908,626            52,992
Nomura Asset Acceptance Corp
5.68%, 2/25/2035 (c)                               471,556           472,210
Sequoia Mortgage Trust
5.56%, 2/20/2035 (c)                               386,422           386,317
Specialty Underwriting & Residential Finance
5.84%, 2/25/2035 (c)                               460,000           462,489
5.56%, 12/25/2035 (c)                              850,000           850,545
5.56%, 3/25/2036 (c)                               700,000           701,185
Structured Adjustable Rate Mortgage Loan Trust
4.69%, 7/25/2034 (c)                             1,200,000         1,175,413
5.58%, 3/25/2035 (c)                               503,130           503,187
5.25%, 12/25/2035                                  555,189           550,314
5.25%, 2/25/2036 (c)                               737,635           733,010
Structured Asset Securities Corp
5.50%, 6/25/2036 (c)                             1,000,000         1,002,598
Wachovia Bank Commercial Mortgage Trust
5.56%, 1/15/2018 (a)(c)                          1,000,000         1,000,200
0.16%, 11/15/2035 (a)                           15,691,173           181,437
0.61%, 10/15/2041 (a)(c)                        17,647,637           311,993
0.46%, 3/15/2042 (a)(c)                         28,245,710           350,840
4.94%, 4/15/2042                                 1,300,000         1,263,207
5.80%, 7/15/2045                                 1,000,000         1,028,656
WAMU Alternative Mortgage Pass-Through
Certificates
5.58%, 2/25/2036 (c)                               400,411           401,495
5.61%, 6/25/2046 (c)(d)(f)                       2,110,074         2,108,673
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (a)                               653,907           631,850
Washington Mutual Inc
5.65%, 12/25/2027 (c)                              766,511           767,038
3.97%, 3/25/2033                                   382,788           374,461
3.80%, 6/25/2034 (c)                               505,000           486,595
4.67%, 5/25/2035 (c)                               260,000           256,186
6.10%, 9/25/2036 (f)                               420,000           421,247
5.79%, 7/25/2044 (c)                               367,682           370,448
5.64%, 1/25/2045 (c)                               441,560           444,259
5.86%, 1/25/2045 (c)                               648,220           650,494
5.56%, 4/25/2045 (c)                               240,975           241,516
Mortgage Backed Securities
Washington Mutual Inc (continued)
5.60%, 4/25/2045 (c)                               240,975           241,655
5.62%, 7/25/2045 (c)                               615,531           617,668
5.58%, 11/25/2045 (c)                              751,484           755,702
5.71%, 11/25/2045 (c)(d)(f)                      2,300,000         2,306,738
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (c)                               720,285           709,201
                                                            -----------------
                                                                  84,424,952
                                                            -----------------
Multi-Line Insurance (0.58%)
ACE Ltd
6.00%, 4/ 1/2007                                   200,000           200,438
CNA Financial Corp
6.00%, 8/15/2011                                   375,000           380,252
Hartford Financial Services Group Inc
5.25%, 10/15/2011 (e)                              235,000           234,788
5.95%, 10/15/2036 (e)                              165,000           164,995
ING Groep NV
5.78%, 12/ 8/2035                                  625,000           616,736
Metlife Inc
5.25%, 12/ 1/2006                                  700,000           699,681
                                                            -----------------
                                                                   2,296,890
                                                            -----------------
Multimedia (0.83%)
Emmis Operating Co
6.88%, 5/15/2012                                   150,000           149,813
News America Inc
6.63%, 1/ 9/2008                                   255,000           259,078
4.75%, 3/15/2010                                    95,000            93,522
6.20%, 12/15/2034                                   80,000            76,410
6.40%, 12/15/2035 (b)                              175,000           171,628
Time Warner Entertainment Co LP
8.38%, 3/15/2023                                   470,000           542,790
Time Warner Inc
6.15%, 5/ 1/2007                                   575,000           577,253
Viacom Inc
5.74%, 6/16/2009 (a)(c)                            200,000           200,126
5.75%, 4/30/2011 (a)                               225,000           224,551
Walt Disney Co
5.38%, 6/ 1/2007                                   200,000           200,131
5.49%, 9/10/2009 (c)(d)                            775,000           775,339
                                                            -----------------
                                                                   3,270,641
                                                            -----------------
Music (0.03%)
Warner Music Group
7.38%, 4/15/2014                                   125,000           121,875
                                                            -----------------

Mutual Insurance (0.05%)
Liberty Mutual Group Inc
7.50%, 8/15/2036 (a)                               165,000           176,995
                                                            -----------------

Non-Ferrous Metals (0.03%)
PNA Group Inc
10.75%, 9/ 1/2016 (a)                              125,000           128,438
                                                            -----------------

Non-Hazardous Waste Disposal (0.27%)
Allied Waste North America Inc
9.25%, 9/ 1/2012                                   175,000           186,594
Casella Waste Systems Inc
9.75%, 2/ 1/2013                                   125,000           131,250

Non-Hazardous Waste Disposal
Waste Management Inc
7.75%, 5/15/2032                                   460,000           551,555
WCA Waste Corp
9.25%, 6/15/2014 (a)                               200,000           207,500
                                                            -----------------
                                                                   1,076,899
                                                            -----------------
Office Automation & Equipment (0.12%)
Xerox Corp
6.40%, 3/15/2016 (b)                               200,000           199,000
6.75%, 2/ 1/2017                                   285,000           289,275
                                                            -----------------
                                                                     488,275
                                                            -----------------
Office Furnishings - Original (0.05%)
Steelcase Inc
6.50%, 8/15/2011                                   210,000           213,463
                                                            -----------------

Oil - Field Services (0.21%)
Hanover Equipment Trust
8.75%, 9/ 1/2011                                   150,000           156,000
Smith International Inc
6.00%, 6/15/2016                                   365,000           373,308
Weatherford International Ltd
6.50%, 8/ 1/2036                                   300,000           305,960
                                                            -----------------
                                                                     835,268
                                                            -----------------
Oil & Gas Drilling (0.29%)
Transocean Inc
5.59%, 9/ 5/2008 (c)(d)                          1,125,000         1,125,018
                                                            -----------------

Oil Company - Exploration & Production (1.30%)
Anadarko Petroleum Corp
5.79%, 9/15/2009 (c)                               575,000           575,701
6.45%, 9/15/2036                                   485,000           495,393
Canadian Natural Resources Ltd
6.50%, 2/15/2037                                   375,000           380,158
Chesapeake Energy Corp
7.63%, 7/15/2013                                   300,000           306,375
7.50%, 9/15/2013                                   200,000           203,000
Compton Petroleum Finance Corp
7.63%, 12/ 1/2013                                  125,000           120,625
Devon Financing Corp ULC
7.88%, 9/30/2031                                   400,000           487,496
Newfield Exploration Co
7.45%, 10/15/2007                                  550,000           556,188
Nexen Inc
5.05%, 11/20/2013                                  525,000           508,695
7.88%, 3/15/2032                                   125,000           148,074
PetroHawk Energy Corp
9.13%, 7/15/2013 (a)                               100,000           100,500
Plains Exploration & Production Co
8.75%, 7/ 1/2012                                   125,000           132,187
Stone Energy Corp
8.24%, 7/15/2010 (a)(c)                            150,000           148,687
Swift Energy Co
9.38%, 5/ 1/2012                                   175,000           184,625
XTO Energy Inc
6.25%, 4/15/2013                                    90,000            92,832
5.65%, 4/ 1/2016 (b)                               280,000           277,770
6.10%, 4/ 1/2036                                   390,000           385,787
                                                            -----------------
                                                                   5,104,093
                                                            -----------------

                                                            -----------------
Oil Company - Integrated (0.39%)
Husky Energy Inc
6.15%, 6/15/2019                                   255,000           258,723
Occidental Petroleum Corp
4.00%, 11/30/2007                                  170,000           167,676
Petrobras International Finance Co
9.13%, 2/ 1/2007                                   200,000           201,750
8.38%, 12/10/2018 (b)                              260,000           302,900
Petro-Canada
5.95%, 5/15/2035                                   465,000           443,744
Petronas Capital Ltd
7.88%, 5/22/2022 (a)                               125,000           150,746
                                                            -----------------
                                                                   1,525,539
                                                            -----------------
Oil Field Machinery & Equipment (0.09%)
Cameron International Corp
2.65%, 4/15/2007                                   350,000           344,734
                                                            -----------------

Oil Refining & Marketing (0.57%)
Enterprise Products Operating LP
4.00%, 10/15/2007                                  365,000           359,449
6.38%, 2/ 1/2013                                   150,000           154,016
5.75%, 3/ 1/2035 (b)                               210,000           189,193
Premcor Refining Group Inc/The
9.25%, 2/ 1/2010                                   515,000           544,783
6.75%, 2/ 1/2011                                   550,000           574,235
Tesoro Corp
6.25%, 11/ 1/2012 (a)(b)                           420,000           404,775
                                                            -----------------
                                                                   2,226,451
                                                            -----------------
Paper & Related Products (0.10%)
Abitibi-Consolidated Inc
8.55%, 8/ 1/2010                                   150,000           148,875
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                   105,000           100,714
Neenah Paper Inc
7.38%, 11/15/2014                                  150,000           140,625
                                                            -----------------
                                                                     390,214
                                                            -----------------
Pharmacy Services (0.27%)
Medco Health Solutions Inc
7.25%, 8/15/2013                                   610,000           662,083
Omnicare Inc
6.75%, 12/15/2013                                   65,000            63,213
6.88%, 12/15/2015                                  325,000           315,656
                                                            -----------------
                                                                   1,040,952
                                                            -----------------
Physician Practice Management (0.05%)
US Oncology Inc
9.00%, 8/15/2012                                   100,000           103,500
10.75%, 8/15/2014                                  100,000           109,500
                                                            -----------------
                                                                     213,000
                                                            -----------------
Pipelines (1.26%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                   165,000           160,183
Buckeye Partners LP
4.63%, 7/15/2013                                   325,000           304,269
El Paso Corp
7.63%, 8/16/2007                                   300,000           303,750
Enbridge Energy Partners LP
4.00%, 1/15/2009                                   105,000           101,662
5.95%, 6/ 1/2033                                   375,000           350,522
Pipelines
Holly Energy Partners LP
6.25%, 3/ 1/2015                                   150,000           138,937
Kinder Morgan Finance Co ULC
5.35%, 1/ 5/2011                                   190,000           184,789
Kinder Morgan Inc
6.50%, 9/ 1/2012                                   400,000           400,328
National Fuel Gas Co
5.25%, 3/ 1/2013                                   190,000           186,396
Northwest Pipeline Corp
8.13%, 3/ 1/2010                                   250,000           260,000
ONEOK Partners LP
5.90%, 4/ 1/2012                                   375,000           377,983
6.65%, 10/ 1/2036                                  345,000           347,418
Pacific Energy
6.25%, 9/15/2015                                   230,000           226,550
Plains All American Pipeline LP
6.70%, 5/15/2036 (a)(b)                            350,000           365,267
Southern Natural Gas Co
8.88%, 3/15/2010                                   350,000           367,033
TEPPCO Partners LP
7.63%, 2/15/2012                                   605,000           648,247
Texas Eastern Transmission LP
5.25%, 7/15/2007                                   240,000           239,093
                                                            -----------------
                                                                   4,962,427
                                                            -----------------
Poultry (0.04%)
Pilgrim's Pride Corp
9.63%, 9/15/2011                                   150,000           157,500
                                                            -----------------

Precious Metals (0.22%)
Barrick Gold Finance Co
7.50%, 5/ 1/2007                                   850,000           860,062
                                                            -----------------

Printing - Commercial (0.09%)
Cadmus Communications Corp
8.38%, 6/15/2014                                   150,000           145,125
Sheridan Group Inc/The
10.25%, 8/15/2011                                  200,000           202,500
                                                            -----------------
                                                                     347,625
                                                            -----------------
Property & Casualty Insurance (0.31%)
Ace INA Holdings Inc
6.70%, 5/15/2036                                   195,000           205,122
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                   305,000           337,353
Crum & Forster Holdings Corp
10.38%, 6/15/2013                                  100,000           102,500
St Paul Travelers Cos Inc/The
5.75%, 3/15/2007                                   575,000           576,091
                                                            -----------------
                                                                   1,221,066
                                                            -----------------
Publishing - Newspapers (0.04%)
Block Communications Inc
8.25%, 12/15/2015 (a)                              175,000           170,625
                                                            -----------------

Publishing - Periodicals (0.04%)
Dex Media West LLC/Dex Media Finance Co
8.50%, 8/15/2010                                   150,000           154,875
                                                            -----------------


Quarrying (0.05%)
Compass Minerals International Inc
0.00%, 6/ 1/2013 (c)(g)                            200,000           186,000
                                                            -----------------

Radio (0.05%)
Radio One Inc
6.38%, 2/15/2013                                   200,000           182,000
                                                            -----------------

Real Estate Magagement & Services (0.14%)
EOP Operating LP
5.88%, 1/15/2013                                   235,000           237,737
4.75%, 3/15/2014                                   350,000           331,062
                                                            -----------------
                                                                     568,799

                                                            -----------------
Real Estate Operator & Developer (0.03%)
Duke Realty LP
5.63%, 8/15/2011                                   135,000           135,897
                                                            -----------------

Recreational Centers (0.06%)
AMF Bowling Worldwide Inc
10.00%, 3/ 1/2010                                  225,000           233,437
                                                            -----------------

Regional Banks (0.43%)
NB Capital Trust
7.83%, 12/15/2026                                  700,000           729,710
Wachovia Corp
5.63%, 12/15/2008                                  600,000           605,074
6.38%, 2/ 1/2009                                   150,000           153,367
Wells Fargo & Co
3.12%, 8/15/2008                                   225,000           216,751
                                                            -----------------
                                                                   1,704,902
                                                            -----------------
Reinsurance (0.25%)
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                   500,000           518,110
Transatlantic Holdings Inc
5.75%, 12/14/2015                                  450,000           444,591
                                                            -----------------
                                                                     962,701
                                                            -----------------
REITS - Apartments (0.15%)
AvalonBay Communities Inc
5.50%, 1/15/2012                                   345,000           346,781
United Dominion Realty Trust Inc
6.50%, 6/15/2009                                   235,000           243,448
                                                            -----------------
                                                                     590,229
                                                            -----------------
REITS - Diversified (0.45%)
iStar Financial Inc
6.64%, 3/12/2007 (c)                               425,000           427,071
5.73%, 9/15/2009 (a)(c)                            425,000           424,946
5.65%, 9/15/2011                                   350,000           350,303
5.15%, 3/ 1/2012                                   275,000           268,292
5.95%, 10/15/2013 (a)                              300,000           301,516
                                                            -----------------
                                                                   1,772,128
                                                            -----------------
REITS - Healthcare (0.14%)
Health Care Property Investors Inc
5.84%, 9/15/2008 (c)(d)                            450,000           449,975
Nationwide Health Properties Inc
6.50%, 7/15/2011                                   115,000           117,595
                                                            -----------------
                                                                     567,570
                                                            -----------------

REITS - Hotels (0.08%)
Hospitality Properties Trust
6.30%, 6/15/2016                                   290,000           296,299
                                                            -----------------

REITS - Mortgage (0.03%)
Thornburg Mortgage Inc
8.00%, 5/15/2013                                   125,000           123,125
                                                            -----------------

REITS - Office Property (0.38%)
Brandywine Operating Partnership Lp/PA
5.96%, 4/ 1/2009 (c)                               525,000           525,596
5.63%, 12/15/2010                                  375,000           376,467
HRPT Properties Trust
5.99%, 3/16/2011 (c)                               575,000           575,838
                                                            -----------------
                                                                   1,477,901
                                                            -----------------
REITS - Regional Malls (0.22%)
Simon Property Group LP
4.60%, 6/15/2010                                   115,000           112,221
5.60%, 9/ 1/2011                                   415,000           418,090
5.75%, 5/ 1/2012                                   325,000           329,667
                                                            -----------------
                                                                     859,978
                                                            -----------------
REITS - Shopping Centers (0.05%)
Federal Realty Investment Trust
6.20%, 1/15/2017                                   185,000           191,639
                                                            -----------------

REITS - Warehouse & Industrial (0.25%)
Prologis
5.65%, 8/24/2009 (c)(d)                          1,000,000         1,000,700
                                                            -----------------

Rental - Auto & Equipment (0.38%)
Avis Budget Car Rental LLC/Avis Budget
Finance Inc
7.63%, 5/15/2014 (a)                               100,000            97,000
7.75%, 5/15/2016 (a)                               100,000            96,750
Erac USA Finance Co
5.40%, 4/30/2009 (a)(d)                            725,000           726,079
5.65%, 8/28/2009 (a)(c)(d)                         375,000           375,411
United Rentals North America Inc
6.50%, 2/15/2012                                   200,000           193,000
                                                            -----------------
                                                                   1,488,240
                                                            -----------------
Retail - Auto Parts (0.03%)
PEP Boys-Manny Moe & Jack
7.50%, 12/15/2014                                  125,000           111,562
                                                            -----------------

Retail - Automobile (0.03%)
Asbury Automotive Group Inc
9.00%, 6/15/2012                                   100,000           102,375
                                                            -----------------

Retail - Drug Store (0.18%)
CVS Corp
5.75%, 8/15/2011                                   525,000           531,834
Rite Aid Corp
9.50%, 2/15/2011                                   150,000           155,062
                                                            -----------------
                                                                     686,896
                                                            -----------------
Retail - Propane Distribution (0.08%)
Amerigas Partners LP
7.25%, 5/20/2015                                   175,000           174,344

Retail - Propane Distribution
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014                                  150,000           143,625
                                                            -----------------
                                                                     317,969
                                                            -----------------
Retail - Regional Department Store (0.14%)
JC Penney Corp Inc
8.13%, 4/ 1/2027                                   530,000           547,572
                                                            -----------------

Retail - Restaurants (0.11%)
Landry's Restaurants Inc
7.50%, 12/15/2014                                  100,000            95,750
Yum! Brands Inc
8.88%, 4/15/2011                                   305,000           344,866
                                                            -----------------
                                                                     440,616
                                                            -----------------
Satellite Telecommunications (0.23%)
Intelsat Bermuda Ltd
9.25%, 6/15/2016 (a)                               100,000           105,125
Intelsat Corp
6.38%, 1/15/2008                                   600,000           598,500
Intelsat Subsidiary Holding Co Ltd
10.48%, 1/15/2012 (c)                              200,000           202,750
                                                            -----------------
                                                                     906,375
                                                            -----------------
Savings & Loans - Thrifts (0.46%)
Washington Mutual Bank/Henderson NV
5.65%, 8/15/2014                                   575,000           576,129
6.75%, 5/20/2036                                   225,000           241,668
Washington Mutual Inc
5.81%, 1/15/2010 (c)                             1,000,000         1,003,931
                                                            -----------------
                                                                   1,821,728
                                                            -----------------
Schools (0.04%)
Knowledge Learning Corp Inc
7.75%, 2/ 1/2015 (a)                               150,000           140,250
                                                            -----------------

Sovereign (0.33%)
Mexico Government International Bond
6.20%, 1/13/2009 (c)                               385,000           389,043
8.00%, 9/24/2022                                   200,000           239,500
8.30%, 8/15/2031                                   315,000           392,805
South Africa Government International Bond
6.50%, 6/ 2/2014                                   280,000           294,000
                                                            -----------------
                                                                   1,315,348
                                                            -----------------
Special Purpose Entity (0.83%)
BAE Systems Holdings Inc
6.40%, 12/15/2011 (a)                              525,000           544,238
5.20%, 8/15/2015 (a)                               575,000           550,158
Crystal US Holdings 3 LLC/Crystal US Sub 3
Corp
0.00%, 10/ 1/2014 (c)(g)                           150,000           121,687
Hexion US Finance Corp/Hexion Nova Scotia
Finance ULC
10.26%, 7/15/2010 (c)                              175,000           178,500
John Hancock Global Funding II
5.68%, 4/ 3/2009 (a)(c)                            950,000           952,410
MBIA Global Funding LLC
5.33%, 2/20/2007 (a)(c)                            750,000           750,041
Visant Corp
7.63%, 10/ 1/2012                                  150,000           150,750
                                                            -----------------
                                                                   3,247,784
                                                            -----------------

Specified Purpose Acquisition (0.03%)
Basell AF SCA
8.38%, 8/15/2015 (a)                               120,000           119,100
                                                            -----------------

Steel - Producers (0.26%)
United States Steel Corp
10.75%, 8/ 1/2008                                  755,000           816,344
9.75%, 5/15/2010                                   200,000           213,500
                                                            -----------------
                                                                   1,029,844
                                                            -----------------
Supranational Bank (0.20%)
Corp Andina de Fomento
5.84%, 1/26/2007 (c)                               500,000           499,943
6.88%, 3/15/2012                                   270,000           287,664
                                                            -----------------
                                                                     787,607
                                                            -----------------
Telecommunication Services (0.44%)
Insight Midwest LP/Insight Capital Inc
10.50%, 11/ 1/2010                                 575,000           595,125
Mastec Inc
7.75%, 2/ 1/2008 (b)                               350,000           349,125
Qwest Corp
7.50%, 10/ 1/2014 (a)                              175,000           180,688
TELUS Corp
7.50%, 6/ 1/2007                                   290,000           293,783
Verizon Global Funding Corp
5.54%, 8/15/2007 (c)                               325,000           325,233
                                                            -----------------
                                                                   1,743,954
                                                            -----------------
Telephone - Integrated (1.32%)
AT&T Corp
7.30%, 11/15/2011 (c)                              375,000           406,456
AT&T Inc
5.61%, 11/14/2008 (c)(d)                           775,000           777,119
British Telecommunications PLC
8.38%, 12/15/2010                                  490,000           549,115
Deutsche Telekom International Finance BV
5.57%, 3/23/2009 (c)                               700,000           700,427
France Telecom SA
7.75%, 3/ 1/2011 (c)                               690,000           755,948
KT Corp
4.88%, 7/15/2015 (a)                               170,000           160,930
Telecom Italia Capital SA
5.97%, 2/ 1/2011 (c)                               200,000           198,368
6.11%, 7/18/2011 (c)(d)                            450,000           446,493
Telefonica Emisiones SAU
5.69%, 6/19/2009 (c)                               450,000           450,275
5.98%, 6/20/2011                                   290,000           295,499
7.05%, 6/20/2036                                   160,000           168,852
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                  170,000           166,628
Verizon Communications Inc
5.35%, 2/15/2011                                   100,000           100,267
                                                            -----------------
                                                                   5,176,377
                                                            -----------------
Television (0.41%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                   375,000           387,479
BSKYB Finance UK PLC
5.63%, 10/15/2015 (a)                              325,000           318,071
CBS Corp
5.63%, 5/ 1/2007 (d)                               750,000           750,567

Television
Videotron Ltee
6.88%, 1/15/2014                                   150,000           147,750
                                                            -----------------
                                                                   1,603,867
                                                            -----------------
Textile - Home Furnishings (0.03%)
Mohawk Industries Inc
6.50%, 4/15/2007                                   135,000           135,641
                                                            -----------------

Theaters (0.04%)
AMC Entertainment Inc
9.65%, 8/15/2010 (c)                               150,000           154,875
                                                            -----------------

Tobacco (0.05%)
Reynolds American Inc
7.25%, 6/ 1/2013 (a)                               200,000           205,806
                                                            -----------------

Transport - Equipment & Leasing (0.03%)
Greenbrier Cos Inc
8.38%, 5/15/2015                                   100,000           101,500
                                                            -----------------

Transport - Rail (0.15%)
Burlington Northern Santa Fe Corp
6.20%, 8/15/2036                                   450,000           468,814
Union Pacific Corp
4.70%, 1/ 2/2024                                   112,490           107,230
                                                            -----------------
                                                                     576,044
                                                            -----------------
Transport - Services (0.11%)
CHC Helicopter Corp
7.38%, 5/ 1/2014                                   125,000           117,813
FedEx Corp
3.50%, 4/ 1/2009                                   145,000           139,115
Ryder System Inc
5.95%, 5/ 2/2011                                   170,000           172,912
                                                            -----------------
                                                                     429,840
                                                            -----------------
Travel Services (0.03%)
TDS Investor Corp
9.88%, 9/ 1/2014 (a)                               125,000           120,625
                                                            -----------------

Venture Capital (0.04%)
Arch Western Finance LLC
6.75%, 7/ 1/2013                                   150,000           144,000
                                                            -----------------

Vitamins & Nutrition Products (0.02%)
NBTY Inc
7.13%, 10/ 1/2015                                  100,000            96,750
                                                            -----------------

Wire & Cable Products (0.05%)
Superior Essex Communications LLC/Essex
Group Inc
9.00%, 4/15/2012                                   200,000           203,000
                                                            -----------------
TOTAL BONDS                                                      308,755,995
                                                            -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (52.77%)
Federal Home Loan Mortgage Corporation
(FHLMC) (12.29%)
5.00%, 10/ 1/2021 (h)                            1,345,000         1,321,043
5.00%, 10/ 1/2036 (h)                            6,560,000         6,307,847
5.50%, 10/ 1/2036 (h)                           16,970,000        16,731,368
6.00%, 10/ 1/2036 (h)                            7,830,000         7,869,150
6.50%, 10/ 1/2036 (h)                            1,780,000         1,812,820

Federal Home Loan Mortgage Corporation
(FHLMC)
5.50%, 3/ 1/2009                                    72,635            72,658
6.50%, 4/ 1/2016                                    68,247            69,685
5.50%, 4/ 1/2018                                   844,983           846,628
5.00%, 5/ 1/2018                                 2,780,369         2,740,532
5.50%, 6/ 1/2024                                 3,501,939         3,485,672
6.50%, 3/ 1/2029                                    51,850            53,147
6.50%, 5/ 1/2029                                    75,741            77,622
7.00%, 12/ 1/2029                                  172,273           177,623
7.50%, 4/ 1/2030                                    54,830            56,828
7.00%, 6/ 1/2030                                    11,405            11,750
7.50%, 9/ 1/2030                                    22,853            23,686
8.00%, 9/ 1/2030                                    93,975            98,802
7.00%, 12/ 1/2030                                   22,196            22,867
7.00%, 1/ 1/2031                                    41,981            43,251
7.00%, 2/ 1/2031                                    20,849            21,480
6.00%, 3/ 1/2031                                   111,190           112,186
7.50%, 3/ 1/2031                                   132,696           137,530
6.00%, 4/ 1/2031                                    17,974            18,135
6.50%, 4/ 1/2031                                    43,751            44,746
7.00%, 6/ 1/2031                                    14,661            15,093
7.00%, 12/ 1/2031                                  160,447           165,167
6.50%, 2/ 1/2032                                    86,536            88,503
6.50%, 5/ 1/2032                                   298,596           305,307
6.00%, 6/ 1/2032                                   425,219           428,652
6.00%, 10/ 1/2032                                  320,465           323,052
5.50%, 3/ 1/2033                                 1,916,423         1,895,375
5.50%, 4/ 1/2033                                 2,024,672         2,002,435
6.00%, 8/ 1/2036                                   399,318           401,409
4.09%, 2/ 1/2034 (c)                                48,858            49,034
4.69%, 8/ 1/2035 (c)                               463,899           454,141
                                                            -----------------
                                                                  48,285,224
                                                            -----------------
Federal National Mortgage Association
(FNMA) (16.44%)
5.00%, 10/ 1/2021 (h)                            4,845,000         4,760,212
6.00%, 10/ 1/2021 (h)                            2,075,000         2,106,125
5.00%, 10/ 1/2036 (h)                           18,810,000        18,075,244
5.50%, 10/ 1/2036 (h)                           10,770,000        10,608,450
6.00%, 10/ 1/2036 (h)                           10,910,000        10,957,731
6.50%, 10/ 1/2036 (h)                            5,225,000         5,319,703
6.00%, 5/ 1/2009                                    53,969            54,045
6.00%, 7/ 1/2009                                   191,229           191,747
6.50%, 12/ 1/2010                                   56,111            56,820
5.50%, 6/ 1/2019                                   285,561           285,794
5.50%, 7/ 1/2019                                   383,408           383,722
5.50%, 8/ 1/2019                                   377,765           378,074
5.50%, 10/ 1/2019                                1,202,182         1,203,166
5.50%, 12/ 1/2022                                  589,067           586,620
6.00%, 5/ 1/2031                                    55,715            56,180
6.50%, 8/ 1/2031                                   237,783           243,123
7.00%, 9/ 1/2031                                    53,069            54,636
7.00%, 2/ 1/2032                                    84,225            86,687
6.50%, 3/ 1/2032                                    54,187            55,404
7.00%, 5/ 1/2032                                   214,141           220,400
6.00%, 8/ 1/2032                                    11,317            11,400
5.50%, 7/ 1/2033                                 3,874,622         3,828,045
4.23%, 6/ 1/2034 (c)                               294,068           287,861
3.69%, 7/ 1/2034 (c)                                27,019            26,813
4.37%, 7/ 1/2034 (c)                               176,222           173,057
4.30%, 12/ 1/2034 (c)                              491,176           481,465

Federal National Mortgage Association (FNMA)
4.60%, 3/ 1/2035 (c)                               495,288           488,485
5.72%, 2/ 1/2036 (c)                               290,096           287,937
6.48%, 3/ 1/2036 (c)                             1,779,484         1,839,935
6.00%, 5/ 1/2036                                   277,521           278,801
5.79%, 6/ 1/2036 (c)(f)                            149,598           150,337
6.00%, 7/ 1/2036                                   645,506           648,483
6.50%, 8/ 1/2036                                   399,455           406,790
                                                            -----------------
                                                                  64,593,292
                                                            -----------------
Government National Mortgage Association
(GNMA) (2.66%)
5.00%, 10/ 1/2036 (h)                            3,050,000         2,962,312
5.50%, 10/ 1/2036 (h)                            2,025,000         2,011,078
7.50%, 5/15/2029                                   192,712           200,683
8.00%, 12/15/2030                                   42,396            44,922
7.00%, 3/15/2031                                    61,017            63,022
6.50%, 12/15/2032                                2,326,918         2,389,831
6.00%, 12/15/2033                                  232,652           235,774
6.50%, 3/20/2028                                    40,873            41,944
6.00%, 7/20/2028                                   190,474           192,915
6.00%, 11/20/2028                                  231,413           234,380
6.00%, 1/20/2029                                   248,885           251,881
6.50%, 5/20/2029                                    32,405            33,252
6.00%, 7/20/2029                                    46,765            47,328
5.50%, 12/20/2033                                1,525,504         1,512,051
5.50%, 5/20/2035                                   215,182           213,096
                                                            -----------------
                                                                  10,434,469
                                                            -----------------
U.S. Treasury (19.78%)
4.50%, 2/15/2009 (b)                             3,500,000         3,487,557
3.63%, 7/15/2009 (b)                             5,725,000         5,577,180
4.88%, 8/15/2009 (b)                            11,546,460        11,624,941
3.50%, 2/15/2010 (b)                             7,650,000         7,387,330
5.00%, 2/15/2011 (b)                             3,200,000         3,256,624
4.88%, 2/15/2012 (b)                             2,950,000         2,991,138
4.38%, 8/15/2012 (b)                             4,750,000         4,700,458
4.25%, 8/15/2013 (b)                             5,800,000         5,677,655
4.00%, 2/15/2014                                 2,725,000         2,620,150
4.75%, 5/15/2014                                 1,250,000         1,260,596
4.25%, 11/15/2014 (b)                            5,050,000         4,924,932
7.25%, 5/15/2016 (b)                             1,475,000         1,767,811
7.50%, 11/15/2016 (b)                            5,340,000         6,541,500
8.13%, 8/15/2019 (b)                             2,350,000         3,099,062
6.25%, 8/15/2023 (b)                             2,755,000         3,198,599
6.00%, 2/15/2026 (b)                             2,075,000         2,374,093
6.75%, 8/15/2026                                   750,000           931,055
6.25%, 5/15/2030 (b)                             5,245,000         6,303,425
                                                            -----------------
                                                                  77,724,106
                                                            -----------------
U.S. Treasury Inflation-Indexed
Obligations (1.60%)
4.25%, 1/15/2010                                 3,205,281         3,390,085
2.00%, 1/15/2014                                 2,946,085         2,889,808
                                                            -----------------
                                                                   6,279,893
                                                            -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT
  AGENCY OBLIGATIONS                                             207,316,984
                                                            -----------------
SHORT TERM INVESTMENTS (6.58%)
Commercial Paper (6.58%)
ConocoPhilipps
5.35%, 10/ 2/2006 (d)                            5,000,000         4,999,257
Investment in Joint Trading Account;
Federal Home Loan Bank
4.75%, 10/ 2/2006                                3,233,991         3,233,564

Commercial Paper
Investment in Joint Trading Account;
General Electric Capital
5.34%, 10/ 2/2006                               17,624,638        17,624,638
                                                            -----------------
                                                                  25,857,459
                                                            -----------------
TOTAL SHORT TERM INVESTMENTS                                $     25,857,459
                                                            -----------------
MONEY MARKET FUNDS (4.80%)
Money Center Banks (4.80%)
BNY Institutional Cash Reserve Fund (d)         18,834,000        18,834,000
                                                            -----------------
TOTAL MONEY MARKET FUNDS                                    $      18,834,000
                                                            -----------------
Total Investments                                                560,764,438
Liabilities in Excess of Other Assets,
Net - (42.74)%                                                  (167,904,338)
                                                            -----------------
TOTAL NET ASSETS - 100.00%                                  $     392,860,100
                                                            =================
                                                            -----------------

                                                            =================

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $29,504,108 or 7.51% of net assets.


(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Variable Rate

(d)  Security was purchased with the cash proceeds from securities loans.

(e)  Security purchased on a when-issued basis.

(f) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $17,921,824 or 4.56% of net assets.

(g)  Non-Income Producing Security

(h) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $            3,246,039
Unrealized Depreciation                                     (4,132,647)
                                                    --------------------
Net Unrealized Appreciation (Depreciation)                    (886,608)
Cost for federal income tax purposes                        561,651,046


                   SCHEDULE OF CREDIT DEFAULT SWAP AGREEMENTS
                                                                 Unrealized
                                             Notional           Appreciation/
Description                                   Amount           (Depreciation)
--------------------------------------------------------------------------------
Sell protection for CDX NA IG 6 Index
and receive quarterly 3.45% from Deutsche   $     4,000,000   $          40,611
Bank. Expires June 2011



                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                                      Unrealized
                                                                                              Notional               Appreciation/
Description                                                                                    Amount               (Depreciation)
------------------------------------------------------ -------------------------------------------------- -----------------------
Receive a monthly return equal to a 4.50% 15 year Fannie Mae Obligation and pay
monthly a floating rate based on                                                             $ 8,923,359           $      23,067
1-month LIBOR less 40 basis points with UBS AG.  Expires March 2007.


Receive a monthly return equal to a 6.50% 30 year Federal Home Loan Mortgage
Corporation Obligation and pay                                                                 1,504,801                   2,414
monthly a floating rate based on 1-month LIBOR less 14 basis points with Merrill
Lynch.  Expires December 2006.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay
monthly a floating rate based on                                                               9,000,000                  50,963
1-month LIBOR plus 2 basis points with Morgan Stanley.  Expires November 2006.



Portfolio Summary (unaudited)
---------------------------------------------------------------
Sector                                                 Percent
---------------------------------------------------------------
Mortgage Securities                                     54.46%
Government                                              23.81%
Financial                                               23.42%
Asset Backed Securities                                 13.65%
Energy                                                   5.46%
Communications                                           5.18%
Consumer, Non-cyclical                                   4.62%
Utilities                                                3.95%
Industrial                                               2.87%
Consumer, Cyclical                                       2.30%
Basic Materials                                          2.13%
Technology                                               0.81%
Diversified                                              0.08%
Liabilities in Excess of Other Assets, Net           (-42.74%)
                                                ---------------
TOTAL NET ASSETS                                       100.00%
                                                ===============

Other Assets Summary (unaudited)
---------------------------------------------------------------
Asset Type                                             Percent
---------------------------------------------------------------
Credit Default Swaps                                     0.01%
Total Return Swaps                                       0.02%

Schedule of Investments
September 30, 2006 (unaudited)
Capital Value Account
                                                  Shares
                                                   Held           Value
                                                 ---------- --- ---------------
COMMON STOCKS (99.16%)
Advertising Agencies (0.31%)
Omnicom Group Inc                                    9,020   $         844,272
                                                                ---------------

Aerospace & Defense (1.08%)
General Dynamics Corp                               28,130           2,016,077
Lockheed Martin Corp                                11,230             966,454
                                                                ---------------
                                                                     2,982,531
                                                                ---------------
Agricultural Operations (0.67%)
Archer-Daniels-Midland Co                           48,854           1,850,590
                                                                ---------------

Airlines (0.35%)
Southwest Airlines Co                               57,265             954,035
                                                                ---------------

Apparel Manufacturers (0.20%)
VF Corp                                              7,420             541,289
                                                                ---------------

Auto - Car & Light Trucks (0.42%)
General Motors Corp                                 34,900           1,160,774
                                                                ---------------

Auto/Truck Parts & Equipment -
Original (0.20%)
TRW Automotive Holdings Corp (a)(b)                 22,400             539,168
                                                                ---------------

Beverages - Non-Alcoholic (0.85%)
Coca-Cola Co/The                                    40,110           1,792,115
PepsiCo Inc                                          8,553             558,169
                                                                ---------------
                                                                     2,350,284
                                                                ---------------
Brewery (0.40%)
Anheuser-Busch Cos Inc                              23,200           1,102,232
                                                                ---------------

Cable TV (0.25%)
DIRECTV Group Inc/The (a)(b)                        34,530             679,550
                                                                ---------------

Chemicals - Specialty (0.29%)
Albemarle Corp                                      14,844             806,475
                                                                ---------------

Commercial Banks (1.90%)
Compass Bancshares Inc (a)                          14,910             849,572
Cullen/Frost Bankers Inc (a)                        13,600             786,352
East West Bancorp Inc                               21,000             831,810
Regions Financial Corp (a)                          39,730           1,461,666
TCF Financial Corp                                  23,500             617,815
Whitney Holding Corp                                18,700             668,899
                                                                ---------------
                                                                     5,216,114
                                                                ---------------
Commercial Services - Finance (0.28%)
Equifax Inc                                         21,130             775,682
                                                                ---------------

Computer Services (0.20%)
Ceridian Corp (b)                                   24,700             552,292
                                                                ---------------


Computers (0.95%)
Hewlett-Packard Co                                  71,180           2,611,594
                                                                ---------------

Computers - Integrated Systems (0.28%)
NCR Corp (b)                                        19,400             765,912
                                                                ---------------

Computers - Peripheral Equipment (0.20%)
Lexmark International Inc (b)                        9,688             558,610
                                                                ---------------

Containers - Paper & Plastic (0.26%)
Sonoco Products Co                                  20,900             703,076
                                                                ---------------

Cosmetics & Toiletries (2.41%)
Colgate-Palmolive Co                                16,340           1,014,714
Procter & Gamble Co                                 90,690           5,620,966
                                                                ---------------
                                                                     6,635,680

                                                                ---------------
Data Processing & Management (0.18%)
Global Payments Inc                                 11,300             497,313
                                                                ---------------

Diversified Manufacturing Operations (3.61%)
Crane Co                                            16,100             672,980
Dover Corp                                          13,500             640,440
General Electric Co                                188,379           6,649,779
Ingersoll-Rand Co Ltd                               13,410             509,312
ITT Corp                                            14,410             738,800
Parker Hannifin Corp                                 9,200             715,116
                                                                ---------------
                                                                     9,926,427
                                                                ---------------
Electric - Integrated (4.24%)
Allegheny Energy Inc (b)                            20,470             822,280
Centerpoint Energy Inc (a)                          86,103           1,232,995
Duke Energy Corp                                    18,153             548,221
Exelon Corp                                         17,700           1,071,558
FirstEnergy Corp                                    32,350           1,807,071
OGE Energy Corp                                     28,230           1,019,385
PG&E Corp                                           38,230           1,592,279
PPL Corp                                            48,443           1,593,775
TXU Corp                                            10,612             663,462
Xcel Energy Inc                                     63,403           1,309,272
                                                                ---------------
                                                                    11,660,298
                                                                ---------------
Electronic Connectors (0.19%)
Thomas & Betts Corp (b)                             10,800             515,268
                                                                ---------------

Engines - Internal Combustion (0.24%)
Cummins Inc (a)                                      5,653             674,007
                                                                ---------------

Enterprise Software & Services (0.48%)
BEA Systems Inc (a)(b)                              47,800             726,560
Sybase Inc (a)(b)                                   24,060             583,214
                                                                ---------------
                                                                     1,309,774
                                                                ---------------
Fiduciary Banks (0.30%)
Wilmington Trust Corp (a)                           18,600             828,630
                                                                ---------------

Finance - Investment Banker & Broker (10.78%)
Bear Stearns Cos Inc/The                             9,830           1,377,183
Citigroup Inc (c)                                  187,374           9,306,867
E*Trade Financial Corp (b)                          38,000             908,960
Goldman Sachs Group Inc                              8,380           1,417,645
Finance - Investment Banker & Broker
JPMorgan Chase & Co                                157,680           7,404,653
Lehman Brothers Holdings Inc                        32,754           2,419,210
Merrill Lynch & Co Inc                              39,540           3,092,819
Morgan Stanley                                      51,150           3,729,346
                                                                ---------------
                                                                    29,656,683
                                                                ---------------
Finance - Mortgage Loan/Banker (1.39%)
Countrywide Financial Corp                          39,230           1,374,619
Fannie Mae                                          27,760           1,552,062
IndyMac Bancorp Inc (a)                             22,100             909,636
                                                                ---------------
                                                                     3,836,317
                                                                ---------------
Financial Guarantee Insurance (1.08%)
MGIC Investment Corp (a)                            15,400             923,538
PMI Group Inc/The                                   24,100           1,055,821
Radian Group Inc                                    16,400             984,000
                                                                ---------------
                                                                     2,963,359
                                                                ---------------
Food - Miscellaneous/Diversified (0.57%)
Campbell Soup Co                                    20,200             737,300
HJ Heinz Co                                         19,576             820,822
                                                                ---------------
                                                                     1,558,122
                                                                ---------------
Food - Retail (0.43%)
Kroger Co/The                                       51,710           1,196,569
                                                                ---------------

Health Care Cost Containment (0.27%)
McKesson Corp                                       14,320             754,950
                                                                ---------------

Home Decoration Products (0.31%)
Newell Rubbermaid Inc                               30,300             858,096
                                                                ---------------

Hotels & Motels (0.23%)
Starwood Hotels & Resorts Worldwide Inc             10,900             623,371
                                                                ---------------

Human Resources (0.22%)
Manpower Inc                                         9,700             594,319
                                                                ---------------

Independent Power Producer (1.05%)
Dynegy Inc (b)                                     105,800             586,132
Mirant Corp (b)                                     42,202           1,152,537
NRG Energy Inc (a)(b)                               25,431           1,152,024
                                                                ---------------
                                                                     2,890,693

                                                                ---------------
Industrial Gases (0.19%)
Airgas Inc                                          14,300             517,231
                                                                ---------------

Instruments - Scientific (0.32%)
Applera Corp - Applied Biosystems Group             26,500             877,415
                                                                ---------------

Life & Health Insurance (1.78%)
Cigna Corp                                           9,330           1,085,266
Lincoln National Corp                               28,980           1,799,078
Prudential Financial Inc                            26,480           2,019,100
                                                                ---------------
                                                                     4,903,444
                                                                ---------------
Machinery - Construction & Mining (0.32%)
Terex Corp (b)                                      19,600             886,312
                                                                ---------------

Medical - Drugs (5.37%)
Abbott Laboratories                                 25,329           1,229,976

Medical - Drugs
King Pharmaceuticals Inc (b)                        35,930             611,888
Merck & Co Inc                                      83,120           3,482,728
Pfizer Inc                                         267,700           7,591,972
Wyeth                                               36,500           1,855,660
                                                                ---------------
                                                                    14,772,224
                                                                ---------------
Medical - HMO (0.61%)
WellPoint Inc (b)                                   21,900           1,687,395
                                                                ---------------

Medical - Wholesale Drug Distribution (0.35%)
AmerisourceBergen Corp (a)                          21,565             974,738
                                                                ---------------

Metal - Copper (0.54%)
Phelps Dodge Corp                                   17,700           1,499,190
                                                                ---------------

Metal - Diversified (0.39%)
Freeport-McMoRan Copper & Gold Inc                  20,300           1,081,178
                                                                ---------------

Metal Processors & Fabrication (0.28%)
Precision Castparts Corp                            12,130             766,131
                                                                ---------------

Multi-Line Insurance (5.16%)
Allstate Corp/The                                   36,400           2,283,372
American Financial Group Inc/OH                     14,900             699,257
American International Group Inc                    64,370           4,265,156
Assurant Inc                                        22,600           1,207,066
Genworth Financial Inc                              33,490           1,172,485
Hartford Financial Services Group Inc               23,270           2,018,672
HCC Insurance Holdings Inc                          16,970             557,974
Metlife Inc (a)                                     35,100           1,989,468
                                                                ---------------
                                                                    14,193,450
                                                                ---------------
Multimedia (2.62%)
McGraw-Hill Cos Inc/The                             13,500             783,405
News Corp                                           85,400           1,678,110
Time Warner Inc                                    112,820           2,056,709
Walt Disney Co                                      86,700           2,679,897
                                                                ---------------
                                                                     7,198,121
                                                                ---------------
Music (0.33%)
Warner Music Group Corp                             35,200             913,440
                                                                ---------------

Oil - Field Services (0.27%)
Tidewater Inc (a)                                   16,947             748,888
                                                                ---------------

Oil Company - Exploration & Production (0.80%)
Anadarko Petroleum Corp                             30,500           1,336,815
Noble Energy Inc                                    19,200             875,328
                                                                ---------------
                                                                     2,212,143
                                                                ---------------
Oil Company - Integrated (11.24%)
Chevron Corp                                        78,134           5,067,771
ConocoPhillips                                      71,089           4,231,928
Exxon Mobil Corp                                   244,875          16,431,113
Hess Corp                                           24,900           1,031,358
Marathon Oil Corp                                   24,370           1,874,053
Occidental Petroleum Corp                           47,452           2,282,916
                                                                ---------------
                                                                    30,919,139
                                                                ---------------
Oil Field Machinery & Equipment (0.46%)
Cameron International Corp (a)(b)                   11,100             536,241
Oil Field Machinery & Equipment
National Oilwell Varco Inc (a)(b)                   12,314             720,985
                                                                ---------------
                                                                     1,257,226
                                                                ---------------
Oil Refining & Marketing (0.60%)
Valero Energy Corp                                  32,000           1,647,040
                                                                ---------------

Paper & Related Products (0.38%)
Temple-Inland Inc                                   25,868           1,037,307
                                                                ---------------

Pharmacy Services (0.26%)
Caremark Rx Inc                                     12,510             708,942
                                                                ---------------

Pipelines (0.76%)
National Fuel Gas Co                                27,300             992,355
Questar Corp                                        13,382           1,094,246
                                                                ---------------
                                                                     2,086,601
                                                                ---------------
Property & Casualty Insurance (1.51%)
Chubb Corp                                          37,500           1,948,500
Philadelphia Consolidated Holding Co (a)(b)         16,200             644,436
Safeco Corp                                         14,300             842,699
WR Berkley Corp                                     20,525             726,380
                                                                ---------------
                                                                     4,162,015
                                                                ---------------
Regional Banks (9.26%)
Bank of America Corp (c)                           200,030          10,715,607
Keycorp                                             37,400           1,400,256
PNC Financial Services Group Inc                    27,020           1,957,329
US Bancorp                                         106,700           3,544,574
Wachovia Corp                                       80,401           4,486,376
Wells Fargo & Co                                    93,280           3,374,870
                                                                ---------------
                                                                    25,479,012
                                                                ---------------
REITS - Apartments (1.59%)
Archstone-Smith Trust                               26,650           1,450,826
AvalonBay Communities Inc                           10,480           1,261,792
Camden Property Trust                               12,200             927,322
Essex Property Trust Inc                             6,080             738,112
                                                                ---------------
                                                                     4,378,052
                                                                ---------------
REITS - Office Property (0.54%)
Boston Properties Inc                               14,257           1,473,318
                                                                ---------------

REITS - Regional Malls (0.46%)
Simon Property Group Inc                            14,060           1,274,117
                                                                ---------------

REITS - Shopping Centers (0.48%)
Federal Realty Invs Trust                            8,900             661,270
Weingarten Realty Investors (a)                     15,160             652,183
                                                                ---------------
                                                                     1,313,453
                                                                ---------------
REITS - Warehouse & Industrial (0.27%)
AMB Property Corp                                   13,700             755,007
                                                                ---------------

Retail - Apparel & Shoe (0.55%)
AnnTaylor Stores Corp (b)                           15,380             643,807
Nordstrom Inc                                       20,540             868,842
                                                                ---------------
                                                                     1,512,649
                                                                ---------------
Retail - Consumer Electronics (0.23%)
Circuit City Stores Inc                             25,090             630,010
                                                                ---------------

Retail - Major Department Store (0.68%)
JC Penney Co Inc                                    11,440             782,382
Sears Holdings Corp (b)                              6,950           1,098,725
                                                                ---------------
                                                                     1,881,107
                                                                ---------------
Retail - Office Supplies (0.20%)
Office Depot Inc (b)                                13,700             543,890
                                                                ---------------

Retail - Restaurants (1.13%)
McDonald's Corp (a)                                 79,229           3,099,438
                                                                ---------------

Savings & Loans - Thrifts (0.14%)
Washington Mutual Inc (a)                            9,170             398,620
                                                                ---------------

Semiconductor Component - Integrated
Circuits (0.56%)
Atmel Corp (b)                                     107,100             646,884
Integrated Device Technology Inc (b)                55,300             888,118
                                                                ---------------
                                                                     1,535,002
                                                                ---------------
Steel - Producers (1.53%)
Carpenter Technology Corp                            4,900             526,799
Nucor Corp                                          32,860           1,626,242
Reliance Steel & Aluminum Co                        24,587             790,226
Steel Dynamics Inc                                  10,800             544,860
United States Steel Corp                            12,600             726,768
                                                                ---------------
                                                                     4,214,895
                                                                ---------------
Telecommunication Equipment (0.19%)
Harris Corp                                         11,900             529,431
                                                                ---------------

Telecommunication Services (0.41%)
Embarq Corp                                         23,200           1,122,184
                                                                ---------------

Telephone - Integrated (5.64%)
AT&T Inc (a)                                       156,521           5,096,324
BellSouth Corp                                      95,600           4,086,900
Citizens Communications Co (a)                      55,600             780,624
Qwest Communications International Inc (a)(b)      193,141           1,684,189
Sprint Nextel Corp                                  15,391             263,956
Verizon Communications Inc                          97,182           3,608,368
                                                                ---------------
                                                                    15,520,361
                                                                ---------------
Tobacco (2.11%)
Altria Group Inc                                    52,631           4,028,903
Loews Corp - Carolina Group (a)                     13,600             753,304
Reynolds American Inc (a)                           16,460           1,020,026
                                                                ---------------
                                                                     5,802,233
                                                                ---------------
Tools - Hand Held (0.24%)
Snap-On Inc                                         14,700             654,885
                                                                ---------------

Toys (0.32%)
Mattel Inc                                          45,200             890,440
                                                                ---------------

Transport - Rail (0.40%)
Union Pacific Corp                                  12,600           1,108,800
                                                                ---------------

Wireless Equipment (0.62%)
Motorola Inc                                        67,794           1,694,850
                                                                ---------------
TOTAL COMMON STOCKS                                          $     272,835,680
                                                                ---------------

                                                 Principal
                                                  Amount          Value
                                                 ---------- --- ---------------
MONEY MARKET FUNDS (8.26%)
Money Center Banks (8.26%)
BNY Institutional Cash Reserve Fund (d)          22,710,000         22,710,000
                                                                ---------------
TOTAL MONEY MARKET FUNDS                                     $      22,710,000
                                                                ---------------
Total Investments                                            $     295,545,680
Liabilities in Excess of Other Assets,
  Net - (7.42)%                                                    (20,409,352)
                                                                ---------------
TOTAL NET ASSETS - 100.00%                                   $     275,136,328
                                                                ===============
                                                                ---------------

                                                                ===============

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $22,872,500 or 8.31% of net assets.


(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $          40,069,420
Unrealized Depreciation                                    (2,985,745)
                                                    -------------------
Net Unrealized Appreciation (Depreciation)                  37,083,675
Cost for federal income tax purposes                       258,462,005


                          SCHEDULE OF FUTURES CONTRACTS
                                                      Current      Unrealized
                               Number    Original      Market    Appreciation/
                                  of
Type                           Contracts  Value        Value     (Depreciation)
------------------------------ -------------------------------------------
Buy:
Russell 1000; December 2006       5       $1,826,500  $1,821,625    $(4,875)

Portfolio Summary (unaudited)
------------------------------------------------------ -------------------
Sector                                                            Percent
------------------------------------------------------ -------------------
Financial                                                          44.90%
Consumer, Non-cyclical                                             14.81%
Energy                                                             14.13%
Communications                                                     10.03%
Industrial                                                          6.94%
Utilities                                                           5.29%
Consumer, Cyclical                                                  5.14%
Basic Materials                                                     3.33%
Technology                                                          2.85%
Liabilities in Excess of Other Assets, Net                       (-7.42%)
                                                       -------------------
TOTAL NET ASSETS                                                  100.00%
                                                       ===================

Other Assets Summary (unaudited)
---------------------------------
Asset Type               Percent
---------------------------------
Futures                    0.66%


Schedule of Investments
September 30, 2006 (unaudited)
Diversified International Account
                                                 Shares
                                                  Held        Value
                                                ---------- ----------------
COMMON STOCKS (98.32%)
Advertising Sales (0.02%)
Teleperformance                                     1,516  $        56,460
                                                           ----------------

Advertising Services (0.36%)
Aegis Group Plc                                   438,255        1,094,921
Publicis Groupe                                     4,184          164,621
                                                           ----------------
                                                                 1,259,542
                                                           ----------------
Aerospace & Defense (0.45%)
Rolls-Royce Group PLC                             184,556        1,559,944
                                                           ----------------

Agricultural Operations (0.08%)
Astra Agro Lestari Tbk PT                         172,500          170,163
Astral Foods Ltd                                    9,457          105,306
Provimi SA                                            337           12,529
                                                           ----------------
                                                                   287,998
                                                           ----------------
Airlines (0.10%)
Deutsche Lufthansa AG                               3,222           68,161
Korean Air Lines Co Ltd                             5,090          186,606
Thai Airways International Public Ltd (a)(b)       81,700          102,709
                                                           ----------------
                                                                   357,476
                                                           ----------------
Airport Development & Maintenance (0.01%)
Japan Airport Terminal Co Ltd                       2,800           30,593
                                                           ----------------

Apparel Manufacturers (0.35%)
Adolfo Dominguez                                      163           10,179
Gerry Weber International AG                          254            5,447
Gildan Activewear (b)                              19,952          971,803
Handsome Co Ltd                                     1,730           27,234
Mariella Burani SpA                                   649           15,522
Valentino Fashion Group SpA                         1,304           44,699
Youngone Corp                                      34,560          153,357
                                                           ----------------
                                                                 1,228,241
                                                           ----------------
Appliances (0.01%)
AFG Arboinia - Forster Holding                         22            7,325
Schulthess Group                                       17            9,802
                                                           ----------------
                                                                    17,127
                                                           ----------------
Applications Software (0.14%)
Infosys Technologies Ltd ADR (c)                    6,203          296,069
Infosys Technologies Ltd                            1,068           43,014
NSD CO LTD                                          1,000           40,740
Sage Group PLC                                     24,985          117,143
                                                           ----------------
                                                                   496,966
                                                           ----------------
Athletic Footwear (0.28%)
Puma AG Rudolf Dassler Sport                        2,838          966,168
                                                           ----------------

Audio & Video Products (0.73%)
Canon Electronics Inc                               1,263           44,287
D&M Holdings Inc                                    5,462           17,117
Matsushita Electric Industrial Co Ltd             118,000        2,498,624
                                                           ----------------
                                                                 2,560,028
                                                           ----------------

Auto - Car & Light Trucks (2.67%)
Bayerische Motoren Werke AG                        29,207        1,563,908
Honda Motor Co Ltd                                 39,900        1,341,659
Hyundai Motor Co                                    1,797          153,785
Mazda Motor Corp                                  163,000          988,506
Suzuki Motor Corp                                  41,300        1,049,422
Tofas Turk Otomobil Fabrik                         47,987          128,811
Toyota Motor Corp                                  75,033        4,080,056
                                                           ----------------
                                                                 9,306,147
                                                           ----------------
Auto - Medium & Heavy Duty Trucks (0.05%)
Mahindra & Mahindra Ltd                            11,604          171,843
                                                           ----------------

Auto/Truck Parts & Equipment -
Original (0.98%)
Brembo SpA                                          2,263           24,051
Denso Corp                                         39,700        1,395,460
Futaba Industrial Co Ltd                            2,387           51,555
Halla Climate Control                              15,110          176,403
Hyundai Mobis                                       1,432          147,209
Keihin Corp                                         2,400           61,390
NGK Spark Plug Co Ltd                              73,000        1,449,922
Nippon Seiki Co Ltd                                 1,512           33,105
Nissin Kogyo Co Ltd                                 2,741           61,291
                                                           ----------------
                                                                 3,400,386
                                                           ----------------
Beverages - Non-Alcoholic (0.01%)
Asahi Soft Drinks Co Ltd                            1,576           23,360
Kagome Co Ltd                                       1,395           20,937
                                                           ----------------
                                                                    44,297
                                                           ----------------
Beverages - Wine & Spirits (0.40%)
C&C Group PLC                                      97,463        1,322,273
Mercian Corp                                       13,322           33,738
Yantai Changyu Pioneer Wine Co                      9,400           29,531
                                                           ----------------
                                                                 1,385,542
                                                           ----------------
Brewery (1.06%)
Greene King Plc                                    10,149          170,998
Heineken NV                                        38,060        1,739,029
InBev NV                                           29,583        1,627,136
Thai Beverage PCL                                 360,000           66,944
Wolverhampton & Dudley Brew PLC                     3,357           90,235
                                                           ----------------
                                                                 3,694,342
                                                           ----------------
Broadcasting Services & Programming (0.05%)
Grupo Televisa SA ADR                               8,616          183,176
                                                           ----------------

Building - Heavy Construction (1.54%)
ACS Actividades de Construccion y
Servicios SA                                       59,571        2,822,269
Aker Kvaerner ASA                                  16,978        1,510,626
Babis Vovos International Construction                480           12,526
Compagnie d'Entreprises CFE                             9            8,436
Fomento de Construcciones y Contratas SA            9,801          782,173
Lemminkainen Oyj                                      107            4,181
Maeda Road Construction Co Ltd                      2,561           18,568
Severfield-Rowen PLC                                1,160           32,394
Veidekke ASA                                          598           18,806
YTL Corp Bhd                                      105,800          152,044
                                                           ----------------
                                                                 5,362,023
                                                           ----------------
Building - Maintenance & Service (0.03%)
Babcock International Group                        15,959          103,964
                                                           ----------------

Building - Residential & Commercial (0.10%)
Consorcio ARA SA de CV                             20,200           99,157
Haseko Corp (b)(c)                                 16,000           55,156
Kaufman & Broad SA                                    549           32,512
Persimmon PLC                                       6,579          164,306
Sunland Group Ltd                                   5,549            9,814
                                                           ----------------
                                                                   360,945
                                                           ----------------
Building & Construction -
Miscellaneous (0.67%)
Bouygues                                           22,011        1,176,084
Galliford Try PLC                                   7,420           16,771
JM AB                                               6,012          105,621
Kolon Engineering & Construction Co Ltd               760           11,482
Leighton Holdings Ltd                              53,694          774,939
Morgan Sindall PLC                                  2,349           50,898
Murray & Roberts Holdings Ltd                      38,163          157,208
United Group Ltd                                    3,091           32,755
                                                           ----------------
                                                                 2,325,758
                                                           ----------------
Building & Construction Products -
Miscellaneous (0.32%)
Geberit AG                                            768          933,396
Kingspan Group PLC                                  3,871           79,684
Nichias Corp                                        8,000           56,308
Okabe Co Ltd                                        3,594           14,490
Rockwool International AS                             210           29,822
                                                           ----------------
                                                                 1,113,700
                                                           ----------------
Building Products - Air & Heating (0.00%)
Belimo Holding AG                                       7            5,633
                                                           ----------------

Building Products - Cement &
Aggregate (0.91%)
Anhui Conch Cement Co Ltd                          88,000          174,142
Associated Cement Co Ltd                           11,526          249,330
Buzzi Unicem SpA                                    1,670           39,454
Cementir SpA                                        1,039            8,022
Cemex SAB de CV (b)                               168,166          507,307
Ciments Francais                                      352           55,782
Gujarat Ambuja Cements Ltd                         41,725          106,164
Holcim Ltd                                         24,912        2,030,389
Italmobiliare SpA                                      66            5,852
Semapa-Sociedade de Investimento e
  Gestao SGPS SA                                    1,161           11,913
                                                           ----------------
                                                                 3,188,355
                                                           ----------------
Building Products - Wood (0.03%)
Travis Perkins PLC                                  3,612          117,195
                                                           ----------------

Cable TV (0.03%)
Vivax SA (b)                                        6,835          112,395
                                                           ----------------

Casino Hotels (0.04%)
Genting Bhd                                        19,659          128,466
                                                           ----------------

Cellular Telecommunications (1.87%)
America Movil SA de CV ADR                         19,011          748,463
China Mobile Ltd                                  416,314        2,941,138
Cosmote Mobile Telecommunications SA               23,760          568,853
MobileOne Ltd                                      23,040           30,644
Okinawa Cellular Telephone Co                           7           18,558
SK Telecom Co Ltd                                     747          159,029
Vimpel-Communications ADR (b)                       6,017          364,570

Cellular Telecommunications
Vodafone Group PLC (b)                            736,494        1,685,262
                                                           ----------------
                                                                 6,516,517
                                                           ----------------
Chemicals - Diversified (1.43%)
DC Chemical Co Ltd                                    360           17,306
Fujimi Inc                                            900           25,460
K+S AG                                              1,905          152,753
Lanxess AG (b)                                      4,151          177,257
Mitsubishi Gas Chemical Co Inc                    149,342        1,622,884
Nan Ya Plastics Corp                              146,260          204,603
Nippon Soda Co Ltd                                  8,000           40,317
NOF Corp                                            9,000           56,409
Shin-Etsu Chemical Co Ltd                          20,700        1,321,967
Sumitomo Chemical Co Ltd                          183,904        1,373,848
                                                           ----------------
                                                                 4,992,804
                                                           ----------------
Chemicals - Specialty (0.38%)
Elementis Plc                                       5,714            9,473
Gurit Holding AG                                       13            9,227
Methanex Corp (b)                                   3,300           80,130
Umicore                                             8,195        1,211,467
                                                           ----------------
                                                                 1,310,297
                                                           ----------------
Circuit Boards (0.41%)
Ibiden Co Ltd                                      26,400        1,395,299
Simm Tech Co Ltd                                    2,232           24,997
                                                           ----------------
                                                                 1,420,296
                                                           ----------------
Coatings & Paint (0.02%)
Kansai Paint Co Ltd                                 7,000           52,945
                                                           ----------------

Commercial Banks (17.80%)
Allied Irish Banks PLC                             73,551        1,956,590
Alpha Bank AE                                      53,778        1,433,317
Amagerbanken A/S                                       75            4,790
Attijariwafa Bank                                     475          108,807
Australia & New Zealand Banking Group Ltd         123,043        2,466,314
Banca Intesa SpA                                  272,390        1,790,814
Banche Popolari Unite Scpa                          2,903           78,034
Banco Bilbao Vizcaya Argentaria SA                126,173        2,916,898
Banco do Brasil SA                                  6,938          152,054
Banco Macro SA ADR                                  4,602           98,483
Banco Nossa Caixa SA (b)                            7,600          151,930
Banco Popolare di Verona e Novara Scrl             63,127        1,742,466
Banco Sabadell SA                                   3,161          113,479
Banco Santander Central Hispano SA                242,510        3,830,787
BanColombia SA ADR                                  5,384          153,982
Bank BPH                                              509          131,002
Bank Hapoalim BM                                   35,047          165,588
Bank of Communications Co Ltd (c)                 273,000          192,341
Bank of Iwate Ltd/The                                 233           13,716
Bank of Montreal (b)                               25,100        1,520,871
Bank of Nagoya Ltd/The                              1,323           10,074
Bank of the Philippine Islands                    163,213          190,236
Bank Rakyat Indonesia                             634,500          337,024
Barclays PLC                                      316,871        3,989,372
BNP Paribas                                        39,374        4,232,074
Bumiputra-Commerce Holdings Bhd                    91,500          164,988
Canadian Western Bank                                 300           11,391
China Merchants Bank Co Ltd (b)                    54,500           76,796
Credit Agricole SA                                 50,202        2,202,880

Commercial Banks
Credito Emiliano SpA                                4,408           62,539
Daegu Bank                                         58,380          977,626
Daito Bank Ltd/The                                  3,279            4,971
Fortis                                             76,874        3,117,145
HDFC Bank Ltd ADR                                   2,328          142,124
HSBC Holdings PLC                                 338,590        6,163,369
Industrial & Commercial Bank of China Ltd          24,552           42,788
Kagoshima Bank Ltd/The                              1,889           13,888
Keiyo Bank Ltd/The                                  8,463           47,668
Komercni Banka AS                                     844          124,994
Kookmin Bank                                        5,886          463,915
Mitsubishi UFJ Financial Group Inc                     81        1,042,815
Mizuho Financial Group Inc                            430        3,336,128
Nedbank Group Ltd                                   8,487          124,768
Oita Bank Ltd/The                                   1,970           14,150
Pusan Bank                                          4,626           57,184
Raiffeisen International Bank Holding AS            2,938          312,624
Royal Bank of Canada                               68,700        3,048,749
San-In Godo Bank Ltd/The                            1,422           13,008
SanPaolo IMI SpA                                   43,605          919,692
Sberank RF GDR (b)                                  1,769          385,642
Shinsei Bank Ltd                                  159,000          969,635
Siam Commercial Bank Public (a)(b)                 60,900           97,220
Societe Generale                                   16,840        2,677,181
Sparebanken Midt-Norge                              1,203           14,349
Sumitomo Mitsui Financial Group Inc                   276        2,898,742
Sumitomo Trust & Banking Co Ltd/The               199,000        2,083,293
Sydbank A/S                                         1,650           60,681
Tokushima Bank Ltd/The                              1,265            8,668
UniCredito Italiano SpA                           300,063        2,487,791
Vontobel Holding AG                                   955           39,222
Wing Hang Bank Ltd                                  4,464           43,596
                                                           ----------------
                                                                62,033,263
                                                           ----------------
Commercial Services (0.04%)
Aggreko Plc                                        19,009          119,306
ITE Group PLC                                       1,418            3,231
Spice Holdings PLC                                    699            3,950
Venture Link Co Ltd (b)(c)                         10,307           27,761
                                                           ----------------
                                                                   154,248
                                                           ----------------
Computer Services (0.01%)
Alten (b)                                           1,279           40,504
                                                           ----------------

Computers (0.18%)
High Tech Computer Corp                            15,840          419,241
Wistron Corp                                      182,785          207,375
                                                           ----------------
                                                                   626,616
                                                           ----------------
Computers - Integrated Systems (0.01%)
NS Solutions Corp                                     700           18,202
                                                           ----------------

Computers - Memory Devices (0.04%)
Quanta Storage Inc                                 97,760          135,575
                                                           ----------------

Consulting Services (0.01%)
ASK Planning Center Inc                             1,982            8,427
Intage Inc                                            410            9,116
Poyry Oyj                                             363            4,405
                                                           ----------------
                                                                    21,948
                                                           ----------------
Cosmetics & Toiletries (0.00%)
Milbon Co Ltd                                         335           11,520
                                                           ----------------

Distribution & Wholesale (0.04%)
Inabata & Co Ltd                                    1,625           12,043
Inchcape Plc                                       11,794          115,219
Tat Hong Holdings Ltd                              15,000           10,496
                                                           ----------------
                                                                   137,758
                                                           ----------------
Diversified Financial Services (0.78%)
Acta Holding ASA                                   11,992           48,567
Cathay Financial Holding Co Ltd                   104,971          210,275
Investec Ltd                                       26,640          249,659
Investec PLC                                        9,101           89,250
Irish Life & Permanent Plc                         43,822        1,096,910
Mega Financial Holding Co Ltd                     371,000          262,858
Shin Kong Financial Holding Co Ltd                219,411          201,860
Shinhan Financial Group Co Ltd                      5,282          238,011
Woori Finance Holdings Co Ltd                      14,830          312,582
                                                           ----------------
                                                                 2,709,972
                                                           ----------------
Diversified Manufacturing Operations (0.54%)
Aalberts Industries NV                                469           34,726
Charter PLC (b)                                   112,524        1,789,748
Senior PLC - Rights (b)                             1,455              340
Senior PLC                                          7,276            7,543
SKC Co Ltd                                          1,460           31,930
                                                           ----------------
                                                                 1,864,287
                                                           ----------------
Diversified Minerals (2.95%)
Anglo American PLC                                 22,210          924,743
Antofagasta PLC                                   157,944        1,351,972
BHP Billiton PLC                                  179,713        3,095,085
EuroZinc Mining Corp (b)                           24,283           57,897
Inmet Mining Corp                                  15,689          594,288
Sumitomo Metal Mining Co Ltd                       55,000          721,128
Tek Cominco Limited (b)                            27,409        1,719,742
Xstrata PLC                                        44,122        1,816,473
                                                           ----------------
                                                                10,281,328
                                                           ----------------
Diversified Operations (0.21%)
Barloworld Ltd                                      7,479          124,680
Bergman & Beving AB                                   717           14,675
Grupo Carso SA de CV                               74,600          217,043
GS Holdings Corp                                    9,188          321,313
Hunting Plc                                         5,511           45,809
                                                           ----------------
                                                                   723,520
                                                           ----------------
Electric - Distribution (0.47%)
National Grid PLC                                 128,143        1,598,945
SP AusNet                                          25,352           24,689
                                                           ----------------
                                                                 1,623,634
                                                           ----------------
Electric - Generation (0.14%)
CEZ                                                 3,306          117,000
China Power International Development Ltd         380,000          155,565
China Resources Power Holdings Co                 128,000          135,355
Glow Energy PCL (a)                               101,022           75,931
                                                           ----------------
                                                                   483,851
                                                           ----------------
Electric - Integrated (2.44%)
ASM                                                 4,810           23,626
CPFL Energia SA                                     9,844          126,961
E.ON AG                                            27,628        3,279,648

Electric - Integrated
Fortis Inc                                          2,553           55,928
Fortum Oyj                                         65,784        1,750,807
Hokkaido Electric Power Co Inc                     42,300        1,026,464
International Power PLC                           384,301        2,248,665
MVV Energie AG                                        231            6,774
                                                           ----------------
                                                                 8,518,873
                                                           ----------------
Electric - Transmission (0.05%)
Red Electrica de Espana                             1,643           63,708
Terna SpA                                          43,723          127,111
                                                           ----------------
                                                                   190,819
                                                           ----------------
Electric Products - Miscellaneous (0.36%)
Casio Computer Co Ltd                              50,300        1,013,967
LG Electronics Inc                                  3,530          227,501
Solar Holdings A/S                                     44            4,410
                                                           ----------------
                                                                 1,245,878
                                                           ----------------
Electronic Components - Miscellaneous (0.20%)
Chemring Group PLC                                  1,850           51,801
HON HAI Precision Industry Co Ltd                  82,228          500,610
Koa Corp                                            3,619           49,381
Star Micronics Co Ltd                               4,116           78,266
Telecomunicaciones y Energia (b)                      322            4,417
                                                           ----------------
                                                                   684,475
                                                           ----------------
Electronic Components -
Semiconductors (0.86%)
Hynix Semiconductor Inc (b)                         6,597          259,977
MediaTek Inc                                       24,090          228,545
Samsung Electronics Co Ltd                          1,712        1,201,023
Shinko Electric Industries                          2,324           64,760
SOITEC (b)                                         43,606        1,259,427
                                                           ----------------
                                                                 3,013,732
                                                           ----------------
Electronic Connectors (0.00%)
Iriso Electronics Co Ltd                              100            3,718
                                                           ----------------

Electronic Measurement Instruments (0.23%)
Halma PLC                                         225,143          805,359
Sartorius AG                                          125            4,869
                                                           ----------------
                                                                   810,228
                                                           ----------------
Engineering - Research & Development
Services (0.75%)
ABB Ltd                                           191,923        2,517,751
Arcadis NV                                            791           34,730
Bradken Ltd                                         5,678           25,423
Keller Group PLC                                    1,930           24,118
Macmahon Holdings Ltd                               6,314            3,675
WSP Group PLC                                         801            7,133
                                                           ----------------
                                                                 2,612,830
                                                           ----------------
Enterprise Software & Services (0.02%)
Autonomy Corp PLC (b)                               6,172           53,523
Linedata Services                                     147            3,929
                                                           ----------------
                                                                    57,452
                                                           ----------------
Environmental Monitoring & Detection (0.01%)
Munters AB                                            595           23,058
                                                           ----------------

E-Services - Consulting (0.01%)
Ementor ASA (b)                                     4,174           19,402
IXI Co Ltd                                              4           12,230
                                                           ----------------
                                                                    31,632
                                                           ----------------

Extended Service Contracts (0.02%)
Homeserve PLC                                       1,979           61,586
                                                           ----------------

Feminine Health Care Products (0.07%)
Hengan International Group Co Ltd                 106,676          229,171
                                                           ----------------

Filtration & Separation Products (0.03%)
Alfa Laval AB                                       2,831           95,029
                                                           ----------------

Finance - Credit Card (0.06%)
LG Card Co Ltd                                      3,280          208,617
                                                           ----------------

Finance - Investment Banker & Broker (1.50%)
Babcock & Brown Ltd                                 6,564           98,654
Macquarie Bank Ltd                                 21,822        1,126,088
Takagi Securities Co Ltd                            4,006           17,440
UBS AG (b)                                         66,962        3,994,384
                                                           ----------------
                                                                 5,236,566
                                                           ----------------
Finance - Leasing Company (1.10%)
Banca Italease SpA                                  2,640          130,091
Fuyo General Lease Co Ltd                             959           26,967
ORIX Corp                                           9,272        2,564,103
STB Leasing Co Ltd                                    268            3,371
Sumisho Lease Co Ltd                               19,600        1,105,628
                                                           ----------------
                                                                 3,830,160
                                                           ----------------
Finance - Other Services (1.32%)
Datamonitor PLC                                     1,194            9,122
Deutsche Boerse AG                                 14,476        2,172,995
Euronext NV (b)                                     1,522          147,781
Grupo Financiero Banorte SA de CV                  91,100          285,010
Hellenic Exchanges Holding SA (b)                   3,173           50,242
Man Group Plc                                     222,156        1,861,156
TSX Group Inc                                       2,000           87,877
                                                           ----------------
                                                                 4,614,183
                                                           ----------------
Fisheries (0.02%)
Katokichi Co Ltd                                    7,198           58,833
                                                           ----------------

Food - Confectionery (0.00%)
Barry Callebaut AG (b)                                 34           16,160
                                                           ----------------

Food - Dairy Products (0.41%)
Meiji Dairies Corp                                 39,838          269,265
Robert Wiseman Dairies Plc                          1,473           11,969
Wimm-Bill-Dann Foods OJSC ADR                       6,523          290,404
Yakult Honsha Co Ltd                               29,200          858,205
                                                           ----------------
                                                                 1,429,843
                                                           ----------------
Food - Flour & Grain (0.00%)
Samyang Genex Co Ltd                                   74            6,216
                                                           ----------------

Food - Miscellaneous/Diversified (2.10%)
Daesang Corp                                        2,548           31,766
East Asiatic Co Ltd A/S                             1,259           59,027
Groupe Danone                                      18,483        2,591,862
Iaws Group Plc                                      1,019           18,897
Nestle SA                                          12,935        4,497,516
Nisshin Oillio Group Ltd/The                       11,000           63,821
Q'Sai Co Ltd                                        1,200           19,362

Food - Miscellaneous/Diversified
Unicharm Petcare Corp                                 560           22,957
                                                           ----------------
                                                                 7,305,208
                                                           ----------------
Food - Retail (0.04%)
Metro Inc                                           1,000           30,117
Shoprite Holdings Ltd                              37,399          117,616
                                                           ----------------
                                                                   147,733
                                                           ----------------
Food - Wholesale & Distribution (0.01%)
Valor Co Ltd                                        1,253           21,756
                                                           ----------------

Footwear & Related Apparel (0.01%)
Prime Success International Group                  44,704           31,324
                                                           ----------------

Gas - Distribution (0.01%)
Alinta Ltd                                          4,646           39,525
                                                           ----------------

Gold Mining (0.07%)
Gold Fields Ltd                                     6,351          112,407
Northgate Minerals Corp (b)                         6,072           19,539
Polyus Gold Co ADR (b)                              2,780          118,150
                                                           ----------------
                                                                   250,096
                                                           ----------------
Hazardous Waste Disposal (0.01%)
Newalta Income Fund                                   700           20,160
                                                           ----------------

Home Decoration Products (0.00%)
Hunter Douglas NV                                     195           13,660
                                                           ----------------

Home Furnishings (0.02%)
Nobia AB                                            2,048           68,466
                                                           ----------------

Hotels & Motels (0.02%)
Millennium & Copthorne Hotels PLC                   2,289           20,620
Sol Melia SA                                        2,886           51,730
                                                           ----------------
                                                                    72,350
                                                           ----------------
Human Resources (0.31%)
Michael Page International Plc                    134,879          968,730
Robert Walters Plc                                  4,299           20,257
USG People NV                                       1,484          103,674
                                                           ----------------
                                                                 1,092,661
                                                           ----------------
Import & Export (0.91%)
Daewoo International Corp                             458           17,323
Itochu Corp                                       150,000        1,162,495
Sumitomo Corp                                     161,000        2,008,665
                                                           ----------------
                                                                 3,188,483
                                                           ----------------
Industrial Audio & Video Products (0.00%)
EVS Broadcast Equipment SA                            256           14,236
                                                           ----------------

Industrial Automation & Robots (0.02%)
CKD Corp                                            6,000           68,454
                                                           ----------------

Instruments - Controls (0.01%)
Rotork Plc                                          2,144           30,777
                                                           ----------------

Instruments - Scientific (0.02%)
Ulvac Inc                                           2,265           79,615
                                                           ----------------

Internet Brokers (0.17%)
Comdirect Bank AG                                   1,443           15,446
kabu.com Securities Co Ltd                            315          568,289
                                                           ----------------
                                                                   583,735
                                                           ----------------
Internet Connectivity Services (0.01%)
Hanarotelecom Inc (b)                               4,986           36,822
                                                           ----------------

Internet Content - Entertainment (0.01%)
Buongiorno SpA (b)                                  7,526           37,562
                                                           ----------------

Internet Content - Information &
News (0.00%)
Seek Ltd                                            3,386           12,760
                                                           ----------------

Internet Gambling (0.02%)
IG Group Holdings PLC                              16,870           81,616
                                                           ----------------

Investment Companies (0.00%)
ABG Sundal Collier ASA                              6,419           11,373
Bure Equity AB (b)                                 13,112            5,296
                                                           ----------------
                                                                    16,669
                                                           ----------------
Investment Management & Advisory
Services (0.07%)
Allco Finance Group Ltd                             6,743           53,540
Kenedix Inc                                            25          139,542
MFS Ltd                                             2,352            7,003
Risa Partners Inc                                       6           26,274
                                                           ----------------
                                                                   226,359
                                                           ----------------
Leisure & Recreation Products (0.30%)
CTS Eventim AG                                        447           14,354
Sega Sammy Holdings Inc                            31,500        1,013,848
                                                           ----------------
                                                                 1,028,202
                                                           ----------------
Life & Health Insurance (0.15%)
China Life Insurance Co Ltd                       101,000          197,535
Metropolitan Holdings Ltd                         118,681          187,154
Swiss Life Holding (b)                                578          134,826
                                                           ----------------
                                                                   519,515
                                                           ----------------
Lottery Services (0.02%)
Tattersall's Ltd (c)                               21,130           56,451
                                                           ----------------

Machinery - Construction & Mining (0.94%)
Aichi Corp                                          1,973           18,449
Atlas Copco AB                                     38,534        1,012,178
Hitachi Construction Machinery Co Ltd              32,700          731,190
Komatsu Ltd                                        84,000        1,451,404
Palfinger AG                                          101           10,317
Takeuchi Manufacturing Co Ltd                       1,000           46,500
Wajax Income Fund                                     671           21,171
                                                           ----------------
                                                                 3,291,209
                                                           ----------------
Machinery - Electrical (0.04%)
Disco Corp                                            614           37,704
KCI Konecranes Oyj                                  4,795           90,929
                                                           ----------------
                                                                   128,633
                                                           ----------------
Machinery - General Industry (1.23%)
Deutz AG (b)                                        1,079           11,331
Frigoglass SA                                         714           13,694
Furukawa Co Ltd                                    15,946           40,113
Haulotte Group                                      2,985           77,175

Machinery - General Industry
Hyundai Elevator Co Ltd                               128           10,413
Industrias CH SA (b)                               31,785          107,503
Laperriere & Verreault Group (b)                      163            3,388
MAN AG                                             29,955        2,528,314
MMI Holding Ltd                                    65,423           41,034
Sintokogio Ltd                                      3,041           32,171
Sumitomo Heavy Industries Ltd                     169,000        1,415,669
                                                           ----------------
                                                                 4,280,805
                                                           ----------------
Machinery - Material Handling (0.01%)
Fuji Machine Manufacturing Co Ltd                   2,084           39,980
                                                           ----------------

Machinery - Thermal Processing (0.00%)
Denyo Co Ltd                                        1,259           14,236
                                                           ----------------

Machinery Tools & Related Products (0.27%)
Gildemeister AG                                       384            3,921
Mori Seiki Co Ltd                                  49,500          945,433
Schweiter Technologies AG                              16            4,287
                                                           ----------------
                                                                   953,641
                                                           ----------------
Medical - Biomedical/Gene (0.00%)
Arpida Ltd (b)                                        359            8,016
                                                           ----------------

Medical - Drugs (5.63%)
Actelion Ltd (b)                                    5,524          790,307
AstraZeneca PLC                                    65,459        4,082,705
Dr Reddy's Laboratories Ltd ADR (c)                12,770          202,021
GlaxoSmithKline PLC                                84,122        2,236,025
Kobayashi Pharmaceutical Co Ltd                       696           26,587
Kyorin Co Ltd                                       1,000           10,824
Merck KGaA                                          6,213          655,914
Nippon Shinyaku Co Ltd                              1,558           12,708
Novartis AG                                        60,085        3,497,911
Recordati SpA                                       5,286           36,962
Roche Holding AG                                   26,601        4,586,416
Sanofi-Aventis                                     10,742          955,244
Seikagaku Corp                                        823            8,867
Shire PLC                                          56,194          931,581
Takeda Pharmaceutical Co Ltd                       20,300        1,267,192
TopoTarget A/S (b)                                  1,500            8,408
Tsumura & Co                                       13,427          310,470
                                                           ----------------
                                                                19,620,142
                                                           ----------------
Medical - Generic Drugs (0.10%)
Sawai Pharmaceutical Co Ltd                         1,360           64,161
Teva Pharmaceutical Industries Ltd ADR              8,141          277,527
Towa Pharmaceutical Co Ltd                            401           10,189
                                                           ----------------
                                                                   351,877
                                                           ----------------
Medical - Hospitals (0.02%)
Healthscope Ltd                                    20,831           73,529
                                                           ----------------

Medical - Nursing Homes (0.01%)
Orpea (b)                                             451           34,193
                                                           ----------------

Medical - Wholesale Drug
Distribution (0.01%)
Meda AB                                             2,186           50,261
                                                           ----------------


Medical Instruments (0.02%)
Gyrus Group PLC (b)                                 2,238           15,175
Nihon Kohden Corp                                   2,233           39,529
                                                           ----------------
                                                                    54,704
                                                           ----------------
Medical Laboratory & Testing Service (0.00%)
BML Inc                                               663           14,376
                                                           ----------------

Medical Products (0.46%)
Bespak Plc                                            473            5,469
Phonak Holding AG                                  25,116        1,584,334
Q-Med AB                                            1,550           22,102
                                                           ----------------
                                                                 1,611,905
                                                           ----------------
Metal - Aluminum (0.01%)
Aluminium of Greece S.A.I.C.                        1,585           32,446
                                                           ----------------

Metal - Copper (0.00%)
Cumerio                                               392            8,183
                                                           ----------------

Metal - Diversified (0.74%)
Anvil Mining Ltd (b)                                1,178            9,397
AUR Resources Inc                                   4,486           72,377
Kumba Resources Ltd                                 3,608           61,309
MMC Norilsk Nickel ADR                              2,428          307,749
Pacific Metals Co Ltd                               7,000           54,843
Rio Tinto PLC                                      22,642        1,068,342
Zinifex Ltd                                       112,717          988,355
                                                           ----------------
                                                                 2,562,372
                                                           ----------------
Metal - Iron (0.03%)
Novolipetsk Steel (b)                               5,230          101,724
                                                           ----------------

Metal Processors & Fabrication (0.39%)
Catcher Technology Co Ltd                          30,600          262,570
CFF Recycling                                         159            5,206
Martinrea International Inc (b)                       502            3,478
Nippon Filcon Co Ltd/Tokyo                          1,636           18,901
NSK Ltd                                           124,000        1,047,118
Ryobi Ltd                                           5,190           38,860
                                                           ----------------
                                                                 1,376,133
                                                           ----------------
Metal Products - Distribution (0.01%)
Daiichi Jitsugyo Co Ltd                             1,617            7,656
Furusato Industries Ltd                               644            9,469
Sato Shoji Corp                                       722            6,739
                                                           ----------------
                                                                    23,864
                                                           ----------------
Miscellaneous Manufacturers (0.02%)
Arctic Glacier Income Fund                            654            7,826
Fenner Plc                                          2,875           10,781
Mecalux SA                                            855           29,135
Nippon Pillar Packing Co Ltd                        1,249           15,159
                                                           ----------------
                                                                    62,901
                                                           ----------------
Mortgage Banks (0.39%)
Aareal Bank AG                                        454           20,117
Bradford & Bingley PLC                             19,094          168,613
Hypo Real Estate Holding AG                        18,819        1,172,403
                                                           ----------------
                                                                 1,361,133
                                                           ----------------
Multi-Line Insurance (3.67%)
Allianz AG                                          8,414        1,454,666

Multi-Line Insurance
Alm. Brand Skadesforsikring A/S (b)                   300           15,900
Aviva PLC                                         122,067        1,785,345
AXA SA                                             81,269        2,993,720
Baloise Holding AG                                 17,758        1,737,634
CNP Assurances                                     12,807        1,241,083
Fondiaria-Sai SpA                                   3,098          135,745
Grupo Catalana Occidente SA                         1,154           38,739
ING Groep NV                                       70,753        3,109,146
Porto Seguro SA (b)                                14,284          295,812
                                                           ----------------
                                                                12,807,790
                                                           ----------------
Multimedia (0.60%)
Corus Entertainment - B Shares (b)                  1,181           45,116
Vivendi                                            57,010        2,053,146
                                                           ----------------
                                                                 2,098,262
                                                           ----------------
Non-Ferrous Metals (0.37%)
Grupo Mexico SAB de CV                             70,728          221,404
Hudbay Minerals (b)                                 7,121           88,976
Korea Zinc Co Ltd                                     432           39,024
Mitsubishi Materials Corp                         216,000          890,967
Poongsan Corp                                       1,898           40,106
                                                           ----------------
                                                                 1,280,477
                                                           ----------------
Office Automation & Equipment (1.24%)
Canon Inc                                          64,560        3,368,396
Neopost SA                                          7,969          949,916
                                                           ----------------
                                                                 4,318,312
                                                           ----------------
Oil - Field Services (0.38%)
CCS Income Trust                                      934           30,515
Flint Energy Services Ltd (b)                         166            8,858
Fugro NV                                           27,733        1,167,398
Petrofac Ltd                                        8,421           48,881
Savanna Energy Services Corp (b)                      793           13,007
TGS Nopec Geophysical Co ASA (b)                    3,100           49,101
                                                           ----------------
                                                                 1,317,760

                                                           ----------------
Oil & Gas Drilling (0.05%)
AOC Holdings Inc                                    3,271           57,765
Ensign Energy Services Inc                          5,258           87,425
Freehold Royalty Trust                                774           13,182
                                                           ----------------
                                                                   158,372
                                                           ----------------
Oil Company - Exploration &
Production (2.22%)
Avenir Diversified Income Trust                       971            7,311
Baytex Energy Trust (b)                               791           16,555
CNOOC Ltd                                         198,000          164,656
Dana Petroleum Plc (b)                             55,818        1,235,534
EnCana (b)                                         35,558        1,657,663
Mission Oil & Gas Inc (b)                             320            3,442
Norsk Hydro ASA                                    58,780        1,314,258
NovaTek OAL (b)                                     3,471          171,815
Oao Gazprom (a)(b)(d)                               4,032          441,000
Oao Gazprom (b)                                    12,631          552,606
Pengrowth Energy Trust (b)                         41,098          808,220
PTT Public Company Limited (a)(b)                  14,357           82,509
Tullow Oil PLC                                    181,494        1,277,255
                                                           ----------------
                                                                 7,732,824
                                                           ----------------
Oil Company - Integrated (6.62%)
BG Group PLC                                      178,769        2,165,531
BP PLC                                            303,991        3,304,805

Oil Company - Integrated
China Petroleum & Chemical Corp                   535,566          332,656
ENI SpA                                           111,319        3,295,489
Husky Energy Inc                                   15,800        1,019,108
LUKOIL ADR                                         10,799          811,545
MOL Hungarian Oil and Gas PLC                       2,353          214,133
PetroChina Co Ltd                                 627,219          674,529
Petroleo Brasileiro SA ADR                          9,771          819,103
Royal Dutch Shell PLC - A Shares                   24,888          818,755
Royal Dutch Shell PLC - B Shares                   66,741        2,261,477
Sasol Ltd                                           8,689          286,347
Star Energy Group PLC (b)                           2,475           14,216
Statoil ASA                                        70,250        1,662,317
Suncor Energy Inc (b)                              21,370        1,536,020
Total SA                                           59,003        3,867,910
                                                           ----------------
                                                                23,083,941
                                                           ----------------
Oil Field Machinery & Equipment (0.01%)
Schoeller-Bleckmann Oilfield Equipment                477           18,327
Total Energy Services Trust                         1,410           18,502
                                                           ----------------
                                                                    36,829
                                                           ----------------
Oil Refining & Marketing (0.10%)
Fuchs Petrolub AG                                     142            7,837
Singapore Petroleum Co Ltd                         13,000           38,515
SK Corp                                             2,390          158,828
Thai Oil Public (a)(b)                             90,715          144,816
                                                           ----------------
                                                                   349,996
                                                           ----------------
Optical Supplies (0.05%)
Cie Generale d'Optique Essilor
  International SA                                  1,675          171,336
                                                           ----------------

Petrochemicals (0.05%)
Reliance Industries (b)                             3,500          178,601
                                                           ----------------

Photo Equipment & Supplies (0.20%)
Olympus Corp                                       23,000          677,932
Tamron Co Ltd                                         781           13,825
                                                           ----------------
                                                                   691,757
                                                           ----------------
Platinum (0.05%)
Impala Platinum Holdings Ltd                        1,047          173,194
                                                           ----------------

Power Converter & Supply Equipment (0.57%)
Bharat Heavy Electricals                            4,912          256,568
Delta Electronics Inc                              73,500          210,968
Schneider Electric SA                              13,754        1,532,346
                                                           ----------------
                                                                 1,999,882
                                                           ----------------
Printing - Commercial (0.04%)
De La Rue Plc                                       6,373           68,093
Nissha Printing Co Ltd                              1,537           69,778
                                                           ----------------
                                                                   137,871
                                                           ----------------
Property & Casualty Insurance (0.66%)
Dongbu Insurance Co Ltd                             7,250          171,579
FBD Holdings Plc                                      446           21,299
Meritz Fire & Marine Insurance Co Ltd               9,460           62,267
Northbridge Financial Corp                            500           13,580
QBE Insurance Group Ltd                           111,889        2,045,686
                                                           ----------------
                                                                 2,314,411
                                                           ----------------
Property Trust (0.02%)
Babcock & Brown Japan Property Trust               15,635           22,460
Property Trust
Galileo Shopping America Trust                     43,730           40,140
Kiwi Income Property Trust                          6,595            5,942
                                                           ----------------
                                                                    68,542
                                                           ----------------
Publishing - Periodicals (0.06%)
United Business Media PLC                          11,205          138,872
Woongjin Thinkbig Co Ltd                            3,690           76,802
                                                           ----------------
                                                                   215,674
                                                           ----------------
Real Estate Magagement & Services (0.38%)
Ardepro Co Ltd                                        130           39,914
Arealink Co Ltd                                        42           24,404
Arnest One Corp                                       712           10,469
Daito Trust Construction Co Ltd                    18,800        1,020,692
DTZ Holdings PLC                                    3,298           40,567
IVG Immobilien AG                                   3,269          118,723
Pierre & Vacances                                     163           18,459
Sumitomo Real Estate Sales Co Ltd                     446           38,002
Tosei Corp                                             18           16,161
                                                           ----------------
                                                                 1,327,391
                                                           ----------------
Real Estate Operator & Developer (2.87%)
Ascott Group Ltd/The                               25,000           16,074
British Land Co PLC                                60,565        1,541,984
Brookfield Asset Management Inc (b)                61,903        2,742,120
FKP Property Group                                  3,011           12,695
Hammerson Plc                                      65,997        1,616,178
IRSA Inversiones y Representaciones SA(b)(c)        9,200          116,472
Joint Corp                                          2,604           89,105
Kowloon Development Co Ltd                         15,000           26,103
Mapeley Ltd                                           348           21,952
Mitsui Fudosan Co Ltd                              81,000        1,842,078
Shenzhen Investment Ltd                           644,000          227,277
Shoei Co Ltd                                        1,000           30,915
Sumitomo Realty & Development Co Ltd               57,000        1,675,264
UOL Group Ltd                                      10,000           22,062
Wing Tai Holdings Ltd                              28,415           33,853
                                                           ----------------
                                                                10,014,132
                                                           ----------------
Recycling (0.02%)
Asahi Pretec Corp                                   3,479           80,286
                                                           ----------------

REITS - Diversified (0.07%)
CapitaCommercial Trust                              6,600            9,194
Dundee Real Estate Investment Trust                   500           15,498
Unibail                                               967          202,974
                                                           ----------------
                                                                   227,666
                                                           ----------------
REITS - Hotels (0.00%)
Legacy Hotels Real Estate Investment Trust          1,437           12,378
                                                           ----------------

Rental - Auto & Equipment (0.04%)
Boom Logistics Ltd                                 11,781           34,024
Consumers' Waterheater Income Fund/The                560            7,881
Northgate Plc                                       2,344           44,594
Ramirent Oyj                                          792           34,121
Sixt AG                                               761           35,176
                                                           ----------------
                                                                   155,796
                                                           ----------------
Retail - Apparel & Shoe (0.44%)
Edgars Consolidated Stores Ltd                     47,220          182,360
Inditex SA                                         25,884        1,205,310

Retail - Apparel & Shoe
Just Group Ltd                                     16,082           45,005
Lojas Renner SA                                     1,818          105,513
Mothercare PLC                                        603            3,784
                                                           ----------------
                                                                 1,541,972
                                                           ----------------
Retail - Automobile (0.00%)
European Motor Holdings Plc                           502            3,969
Lookers Plc                                         3,050            9,557
                                                           ----------------
                                                                    13,526
                                                           ----------------
Retail - Building Products (0.01%)
DCM Japan Holdings Co Ltd                           2,025           25,453
                                                           ----------------

Retail - Catalog Shopping (0.01%)
N Brown Group PLC                                   5,213           22,981
Senshukai Co Ltd                                      529            5,959
                                                           ----------------
                                                                    28,940
                                                           ----------------
Retail - Consumer Electronics (0.01%)
Joshin Denki Co Ltd (c)                             4,987           30,370
                                                           ----------------

Retail - Convenience Store (0.21%)
Alimentation Couche Tard Inc                       33,700          720,730
                                                           ----------------

Retail - Drug Store (0.01%)
Cosmos Pharmaceutical Corp                            862           22,122
                                                           ----------------

Retail - Home Furnishings (0.05%)
Ellerine Holdings Ltd                              20,093          168,775
                                                           ----------------

Retail - Jewelry (0.38%)
Folli - Follie SA                                     356           10,327
Swatch Group AG                                     6,810        1,312,091
                                                           ----------------
                                                                 1,322,418
                                                           ----------------
Retail - Mail Order (0.00%)
Takkt AG                                              238            3,431
                                                           ----------------

Retail - Major Department Store (0.74%)
Hyundai Department Store Co Ltd                     2,086          149,866
Marks & Spencer Group PLC                         193,883        2,325,075
Parkson Retail Group Ltd                           26,500           98,113
                                                           ----------------
                                                                 2,573,054
                                                           ----------------
Retail - Miscellaneous/Diversified (0.40%)
Aeon Co Ltd                                        51,300        1,257,896
Amplifon SpA                                        6,409           50,498
Izumi Co Ltd                                        1,768           64,242
Macintosh Retail Group NV                             495           14,923
Miller's Retail Ltd                                17,901           21,107
                                                           ----------------
                                                                 1,408,666
                                                           ----------------
Retail - Pubs (0.99%)
Mitchells & Butlers PLC                           101,244        1,113,901
Punch Taverns PLC                                 128,843        2,334,505
                                                           ----------------
                                                                 3,448,406
                                                           ----------------
Retail - Toy Store (0.00%)
JUMBO SA                                              952           14,423
                                                           ----------------


Retail - Video Rental (0.01%)
Geo Co Ltd                                             25           47,220
                                                           ----------------

Rubber - Tires (0.54%)
Continental AG                                     16,143        1,873,350
                                                           ----------------

Rubber & Plastic Products (0.00%)
Shin-Etsu Polymer Co Ltd                              700           10,067
                                                           ----------------

Schools (0.01%)
MegaStudy Co Ltd                                       99           11,192
Raffles Education Corp Ltd                          6,381           10,216
                                                           ----------------
                                                                    21,408
                                                           ----------------
Security Services (0.00%)
Garda World Security Corp (b)                         561           11,339
                                                           ----------------

Semiconductor Component - Integrated
Circuits (0.94%)
Advanced Semiconductor Engineering Inc (b)        177,000          164,446
CSR PLC (b)                                        65,752        1,032,921
Holtek Semiconductor Inc                           97,965          169,010
Powertech Technology Inc                           56,000          157,692
Realtek Semiconductor Corp                        220,000          270,534
Taiwan Semiconductor Manufacturing Co Ltd         248,315          447,901
Wolfson Microelectronics PLC (b)                  116,643        1,021,865
                                                           ----------------
                                                                 3,264,369
                                                           ----------------
Shipbuilding (0.09%)
Hyundai Heavy Industries                            1,472          203,732
VT Group PLC                                       11,226          101,492
                                                           ----------------
                                                                   305,224
                                                           ----------------
Soap & Cleaning Products (0.53%)
Reckitt Benckiser PLC                              44,443        1,837,990
                                                           ----------------

Steel - Producers (1.42%)
Angang New Steel Co Ltd (c)                       202,000          160,465
Boehler-Uddeholm AG                                 1,296           72,826
Evraz Group SA (a)(d)                              11,369          267,740
Hyundai Steel Co                                    1,495           52,045
IPSCO (b)                                          13,534        1,175,377
Osaka Steel Co Ltd                                  1,149           19,658
POSCO ADR (c)                                       5,368          348,544
Salzgitter AG                                      11,874        1,116,074
Schmolz + Bickenbach AG                               107            6,216
Tata Steel Ltd (b)                                  9,114          107,301
Tenaris SA ADR                                      5,639          199,508
ThyssenKrupp AG                                    42,730        1,439,273
                                                           ----------------
                                                                 4,965,027
                                                           ----------------
Steel - Specialty (0.02%)
Sanyo Special Steel Co Ltd                          7,190           55,661
                                                           ----------------

Steel Pipe & Tube (0.62%)
Vallourec                                           9,261        2,157,404
                                                           ----------------

Storage & Warehousing (0.01%)
Big Yellow Group PLC                                2,253           20,527
                                                           ----------------


Sugar (0.05%)
Tate & Lyle PLC                                    12,335          165,895
                                                           ----------------

Telecommunication Equipment (0.10%)
Foxconn International Holdings Ltd (b)             95,829          295,152
Option NV (b)(c)                                    1,790           36,053
Vtech Holdings Ltd                                  5,000           25,666
                                                           ----------------
                                                                   356,871

                                                           ----------------
Telecommunication Services (1.13%)
Digi.Com BHD                                       38,987          132,141
Orascom Telecom SAE (b)                             2,479          141,649
StarHub Ltd (b)                                   562,991          798,493
Telekomunikasi Indonesia Tbk PT                   182,000          166,710
Telenet Group Holding NV (b)                        1,285           31,025
Telenor ASA                                       143,400        1,872,066
TELUS Corp                                         14,224          801,945
                                                           ----------------
                                                                 3,944,029
                                                           ----------------
Telephone - Integrated (1.45%)
BT Group PLC                                      448,358        2,246,606
Royal KPN NV                                      194,830        2,482,822
Telefonos de Mexico SA de CV ADR (c)               13,333          341,058
                                                           ----------------
                                                                 5,070,486
                                                           ----------------
Television (0.36%)
BEC World PCL (a)(b)                              180,800           81,777
Carrere Group (b)                                     248            6,431
Modern Times Group - B Shares                      19,843        1,026,192
TVN SA (b)                                          3,844          129,337
                                                           ----------------
                                                                 1,243,737
                                                           ----------------
Tobacco (1.73%)
British American Tobacco PLC                      113,826        3,070,230
Imperial Tobacco Group PLC                         50,009        1,664,631
KT&G Corp                                          21,528        1,307,829
                                                           ----------------
                                                                 6,042,690
                                                           ----------------
Tools - Hand Held (0.28%)
Hitachi Koki Co Ltd                                 6,289           83,949
Hitachi Tool Engineering Ltd                          496            7,562
Makita Corp                                        30,327          891,329
                                                           ----------------
                                                                   982,840
                                                           ----------------
Toys (0.69%)
Nintendo Co Ltd                                    11,700        2,412,044
                                                           ----------------

Transport - Air Freight (0.01%)
Yusen Air & Sea Service Co Ltd                      1,148           28,879
                                                           ----------------

Transport - Marine (0.13%)
Cosco Corp Singapore Ltd                           27,401           28,672
Euronav NV                                            559           18,121
Golden Ocean Group Ltd (b)                         14,000           14,389
Labroy Marine Ltd                                  53,612           57,451
Pacific Basin Shipping Ltd                        138,000           79,163
Shinwa Kaiun Kaisha Ltd                             6,309           19,077
Sincere Navigation                                 32,000           34,758
Smit Internationale NV                                247           19,884
STX Pan Ocean Co Ltd                              276,000          147,012
U-Ming Marine Transport Corp                       22,000           23,996
Wan Hai Lines Ltd                                       1                1
                                                           ----------------
                                                                   442,524
                                                           ----------------
Transport - Rail (0.95%)
Canadian National Railway (b)                      47,800        2,003,003
Central Japan Railway Co                              122        1,301,994
                                                           ----------------
                                                                 3,304,997
                                                           ----------------
Transport - Truck (0.00%)
Norbert Dentressangle                                  54            4,255
                                                           ----------------

Travel Services (0.01%)
Hana Tour Service Inc                                 506           35,872
                                                           ----------------

Water (0.33%)
Cia de Saneamento Basico do Estado de
  Sao Paulo (b)                                 2,080,000          252,359
Kelda Group Plc                                    55,382          880,360
                                                           ----------------
                                                                 1,132,719
                                                           ----------------
Web Portals (0.10%)
Dacom Corp                                         12,770          308,962
NHN Corp                                              429           45,008
                                                           ----------------
                                                                   353,970
                                                           ----------------
Wire & Cable Products (0.07%)
Leoni AG                                            1,829           63,715
LS Cable Ltd                                        4,510          166,772
                                                           ----------------
                                                                   230,487
                                                           ----------------
Wireless Equipment (0.30%)
Nokia OYJ                                          53,438        1,060,068
                                                           ----------------
TOTAL COMMON STOCKS                                            342,721,027
                                                           ----------------
PREFERRED STOCKS (0.48%)
Airlines (0.06%)
Tam SA                                              6,926          219,169
                                                           ----------------

Commercial Banks (0.06%)
Banco Bradesco SA                                   6,522          216,599
                                                           ----------------

Dialysis Centers (0.04%)
Fresenius AG                                          866          154,404
                                                           ----------------

Diversified Minerals (0.05%)
Cia Vale do Rio Doce                                8,578          158,837
                                                           ----------------

Diversified Operations (0.03%)
Investimentos Itau SA (b)                          22,000           90,493
                                                           ----------------

Electric - Distribution (0.05%)
Eletropaulo Metropolitana de Sao Paulo (b)      4,760,000          190,751
                                                           ----------------

Investment Companies (0.00%)
Lereko Mobility Pty Ltd                               862            4,172
                                                           ----------------

Paper & Related Products (0.06%)
Aracruz Celulose SA (b)                            18,326           90,744
Klabin SA                                          48,883          103,575
                                                           ----------------
                                                                   194,319
                                                           ----------------
Steel - Producers (0.10%)
Gerdau SA                                          12,498          169,250
Usinas Siderurgicas de Minas Gerais SA              5,500          163,784
                                                           ----------------
                                                                   333,034
                                                           ----------------

Television (0.03%)
ProSiebenSat.1 Media AG                             4,084          113,298
                                                           ----------------
TOTAL PREFERRED STOCKS                                           1,675,076
                                                           ----------------
                                                Principal
                                                 Amount       Value
                                                ---------- ----------------
SHORT TERM INVESTMENTS (0.87%)
Commercial Paper (0.87%)
Investment in Joint Trading Account;
  General Electric Capital
5.34%, 10/ 2/2006                               3,031,734        3,031,734
                                                           ----------------
TOTAL SHORT TERM INVESTMENTS                               $     3,031,734
                                                           ----------------
MONEY MARKET FUNDS (0.74%)
Money Center Banks (0.74%)
BNY Institutional Cash Reserve Fund (e)         2,578,000        2,578,000
                                                           ----------------
TOTAL MONEY MARKET FUNDS                                   $     2,578,000
                                                           ----------------
Total Investments                                              350,005,837
Liabilities in Excess of Other Assets,
  Net - (0.41)%                                                 (1,445,341)
                                                           ----------------
TOTAL NET ASSETS - 100.00%                                 $   348,560,496
                                                           ================
                                                           ----------------

                                                           ================

(a) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,293,702 or 0.37% of net assets.

(b)  Non-Income Producing Security

(c)  Security or a portion of the security was on loan at the end of the period.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $708,740 or 0.20% of net assets.


(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $          57,504,622
Unrealized Depreciation                                             (5,895,116)
                                                             -------------------
Net Unrealized Appreciation (Depreciation)                           51,609,506
Cost for federal income tax purposes                                298,370,927


Portfolio Summary (unaudited)
------------------------------------------------------- -------------------
Country                                                            Percent
------------------------------------------------------- -------------------
United Kingdom                                                      20.20%
Japan                                                               19.18%
France                                                               8.83%
Switzerland                                                          8.47%
Canada                                                               6.08%
Germany                                                              5.51%
Netherlands                                                          3.43%
Spain                                                                3.41%
Italy                                                                3.17%
Korea, Republic Of                                                   2.52%
Australia                                                            2.30%
Norway                                                               1.87%
Belgium                                                              1.74%
United States                                                        1.61%
Ireland                                                              1.29%
Hong Kong                                                            1.21%
Taiwan, Province Of China                                            1.18%
Russian Federation                                                   1.09%
Brazil                                                               0.98%
Finland                                                              0.85%
Mexico                                                               0.78%
Sweden                                                               0.70%
Greece                                                               0.61%
China                                                                0.61%
South Africa                                                         0.59%
India                                                                0.50%
Singapore                                                            0.31%
Indonesia                                                            0.19%
Thailand                                                             0.19%
Malaysia                                                             0.17%
Israel                                                               0.13%
Austria                                                              0.12%
Poland                                                               0.08%
Czech Republic                                                       0.07%
Argentina                                                            0.06%
Hungary                                                              0.06%
Luxembourg                                                           0.06%
Philippines                                                          0.05%
Denmark                                                              0.05%
Colombia                                                             0.04%
Egypt                                                                0.04%
Turkey                                                               0.04%
Morocco                                                              0.03%
Guernsey                                                             0.01%
Bermuda                                                              0.00%
Portugal                                                             0.00%
New Zealand                                                          0.00%
Liabilities in Excess of Other Assets, Net                        (-0.41%)
                                                        -------------------
TOTAL NET ASSETS                                                   100.00%
                                                        ===================


Schedule of Investments
September 30, 2006 (unaudited)
Equity Growth Account
                                               Shares
                                                Held              Value
                                              ------------- -------------------
COMMON STOCKS (98.47%)
Advertising Sales (2.00%)
Lamar Advertising Co (a)                         94,600  $           5,052,586
                                                            -------------------

Agricultural Chemicals (0.88%)
Monsanto Co                                      47,300              2,223,573
                                                            -------------------

Airlines (1.78%)
Southwest Airlines Co                           268,800              4,478,208
                                                            -------------------

Applications Software (4.20%)
Microsoft Corp                                  313,200              8,559,756
Red Hat Inc (a)(b)                               96,400              2,032,112
                                                            -------------------
                                                                    10,591,868
                                                            -------------------
Audio & Video Products (1.38%)
Harman International Industries Inc              41,700              3,479,448
                                                            -------------------

Cable TV (1.20%)
EchoStar Communications Corp (a)                 92,700              3,034,998
                                                            -------------------

Casino Hotels (1.06%)
Wynn Resorts Ltd (a)(b)                          39,300              2,672,793
                                                            -------------------

Casino Services (2.06%)
International Game Technology                   124,900              5,183,350
                                                            -------------------

Computers (1.37%)
Apple Computer Inc (a)                           44,900              3,458,647
                                                            -------------------

Consulting Services (1.83%)
Accenture Ltd                                   145,600              4,616,976
                                                            -------------------

Data Processing & Management (2.55%)
Automatic Data Processing Inc                    83,100              3,933,954
NAVTEQ Corp (a)(b)                               95,600              2,496,116
                                                            -------------------
                                                                     6,430,070
                                                            -------------------
Diversified Manufacturing Operations (7.42%)
Danaher Corp                                     75,600              5,191,452
General Electric Co                             383,100             13,523,430
                                                            -------------------
                                                                    18,714,882
                                                            -------------------
E-Commerce - Products (1.66%)
Amazon.Com Inc (a)(b)                           130,700              4,198,084
                                                            -------------------

Electronic Components -
Semiconductors (4.61%)
Intel Corp                                      163,700              3,367,309
Texas Instruments Inc                            98,200              3,265,150
Xilinx Inc (b)                                  227,600              4,995,820
                                                            -------------------
                                                                    11,628,279
                                                            -------------------
Electronic Forms (1.40%)
Adobe Systems Inc (a)                            94,100              3,524,045
                                                            -------------------

Electronic Measurement Instruments (0.98%)
Garmin Ltd (b)                                   50,400              2,458,512
                                                            -------------------

Fiduciary Banks (2.72%)
State Street Corp                               110,000              6,864,000
                                                            -------------------

Finance - Consumer Loans (2.20%)
SLM Corp                                        106,900              5,556,662
                                                            -------------------

Finance - Investment Banker & Broker (4.02%)
E*Trade Financial Corp (a)                      145,300              3,475,576
Morgan Stanley                                   56,300              4,104,833
TD Ameritrade Holding Corp                      135,500              2,554,175
                                                            -------------------
                                                                    10,134,584

                                                            -------------------
Food - Wholesale & Distribution (1.55%)
Sysco Corp                                      117,000              3,913,650
                                                            -------------------

Human Resources (0.75%)
Monster Worldwide Inc (a)                        52,100              1,885,499
                                                            -------------------

Investment Management & Advisory
Services (3.21%)
Franklin Resources Inc                           40,500              4,282,875
Legg Mason Inc                                   37,800              3,812,508
                                                            -------------------
                                                                     8,095,383
                                                            -------------------
Medical - Biomedical/Gene (3.78%)
Amgen Inc (a)                                    51,300              3,669,489
Celgene Corp (a)(b)                              38,600              1,671,380
Genentech Inc (a)(b)                             50,700              4,192,890
                                                            -------------------
                                                                     9,533,759
                                                            -------------------
Medical - Drugs (1.77%)
Cephalon Inc (a)(b)                              25,000              1,543,750
Sepracor Inc (a)(b)                              60,400              2,925,776
                                                            -------------------
                                                                     4,469,526
                                                            -------------------
Medical - HMO (4.71%)
Humana Inc (a)                                   53,100              3,509,379
UnitedHealth Group Inc                          126,700              6,233,640
WellPoint Inc (a)                                27,600              2,126,580
                                                            -------------------
                                                                    11,869,599
                                                            -------------------
Medical Instruments (2.71%)
Medtronic Inc                                    92,800              4,309,632
St Jude Medical Inc (a)                          71,500              2,523,235
                                                            -------------------
                                                                     6,832,867

                                                            -------------------
Networking Products (2.93%)
Juniper Networks Inc (a)(b)                     428,000              7,395,840
                                                            -------------------

Oil - Field Services (1.01%)
Schlumberger Ltd                                 41,100              2,549,433
                                                            -------------------

Oil & Gas Drilling (1.04%)
Transocean Inc (a)                               35,800              2,621,634
                                                            -------------------

Pharmacy Services (2.57%)
Caremark Rx Inc                                  84,500              4,788,615
Medco Health Solutions Inc (a)                   28,200              1,695,102
                                                            -------------------
                                                                     6,483,717
                                                            -------------------

Retail - Discount (3.72%)
Target Corp                                      69,600              3,845,400
Wal-Mart Stores Inc                             112,300              5,538,636
                                                            -------------------
                                                                     9,384,036
                                                            -------------------
Retail - Drug Store (1.82%)
Walgreen Co                                     103,100              4,576,609
                                                            -------------------

Retail - Regional Department Store (2.26%)
Kohl's Corp (a)                                  87,800              5,699,976
                                                            -------------------

Semiconductor Component - Integrated
Circuits (5.89%)
Analog Devices Inc                              153,700              4,517,243
Marvell Technology Group Ltd (a)(b)             285,500              5,530,135
Maxim Integrated Products Inc                   170,800              4,794,356
                                                            -------------------
                                                                    14,841,734
                                                            -------------------
Semiconductor Equipment (2.09%)
Applied Materials Inc (b)                       297,400              5,272,902
                                                            -------------------

Telecommunication Equipment - Fiber
Optics (0.76%)
Corning Inc (a)                                  78,200              1,908,862
                                                            -------------------

Therapeutics (1.73%)
Gilead Sciences Inc (a)                          63,500              4,362,450
                                                            -------------------

Web Portals (4.36%)
Google Inc (a)                                   13,900              5,586,410
Yahoo! Inc (a)(b)                               214,000              5,409,920
                                                            -------------------
                                                                    10,996,330
                                                            -------------------
Wireless Equipment (4.49%)
American Tower Corp (a)                         244,400              8,920,600
Telefonaktiebolaget LM Ericsson ADR (b)          69,900              2,408,055
                                                            -------------------
                                                                    11,328,655
                                                            -------------------
TOTAL COMMON STOCKS                                      $         248,324,026
                                                            -------------------
                                              Principal
                                               Amount             Value
                                              ------------- -------------------
MONEY MARKET FUNDS (18.68%)
Money Center Banks (18.68%)
BNY Institutional Cash Reserve Fund (c)      47,122,000             47,122,000
                                                            -------------------
TOTAL MONEY MARKET FUNDS                                 $          47,122,000
                                                            -------------------
Total Investments                                        $         295,446,026
Liabilities in Excess of Other Assets,
  Net - (17.15)%                                                   (43,252,517)
                                                            -------------------
TOTAL NET ASSETS - 100.00%                               $         252,193,509
                                                            ===================
                                                            -------------------

                                                            ===================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                     $          35,031,171

Unrealized Depreciation                              (13,140,548)
                                               -------------------
Net Unrealized Appreciation (Depreciation)             21,890,623
Cost for federal income tax purposes                  273,555,403


Portfolio Summary (unaudited)
---------------------------------------------------- -------------------
Sector                                                          Percent
---------------------------------------------------- -------------------
Financial                                                        30.84%
Technology                                                       22.10%
Consumer, Non-cyclical                                           21.40%
Communications                                                   17.41%
Consumer, Cyclical                                               14.07%
Industrial                                                        8.40%
Energy                                                            2.05%
Basic Materials                                                   0.88%
Liabilities in Excess of Other Assets, Net                    (-17.15%)
                                                     -------------------
TOTAL NET ASSETS                                                100.00%
                                                     ===================


Schedule of Investments
September 30, 2006 (unaudited)
Equity Income Account
                                              Shares
                                               Held              Value
                                             ---------- -- -------------------
COMMON STOCKS (79.59%)
Aerospace & Defense Equipment (0.48%)
United Technologies Corp                        11,270  $             713,955
                                                           -------------------

Apparel Manufacturers (0.82%)
VF Corp                                         16,660              1,215,347
                                                           -------------------

Applications Software (0.45%)
Microsoft Corp                                  24,470                668,765
                                                           -------------------

Auto - Car & Light Trucks (0.14%)
Bayerische Motoren Werke AG                      1,908                102,165
Fiat SpA                                         7,032                111,971
                                                           -------------------
                                                                      214,136
                                                           -------------------
Auto/Truck Parts & Equipment -
Original (0.08%)
Brembo SpA                                      10,488                111,467
                                                           -------------------

Beverages - Non-Alcoholic (0.74%)
Coca-Cola Co/The                                16,430                734,093
PepsiCo Inc                                      5,570                363,498
                                                           -------------------
                                                                    1,097,591
                                                           -------------------
Beverages - Wine & Spirits (0.10%)
C&C Group PLC                                   10,920                148,151
                                                           -------------------

Brewery (0.08%)
Heineken NV                                      2,479                113,270
                                                           -------------------

Building - Heavy Construction (0.27%)
Severfield-Rowen PLC                             8,103                226,281
Veidekke ASA                                     5,300                166,676
                                                           -------------------
                                                                      392,957

                                                           -------------------
Building - Residential & Commercial (0.12%)
Hyundai Development Co                           1,080                 48,152
Kaufman & Broad SA                               2,195                129,990
                                                           -------------------
                                                                      178,142
                                                           -------------------
Building & Construction -
Miscellaneous (0.04%)
AM NV (a)(b)                                    10,366                 54,494
                                                           -------------------

Building & Construction Products -
Miscellaneous (0.11%)
CSR Ltd                                         40,993                 91,161
Fletcher Building Ltd                           13,077                 73,256
                                                           -------------------
                                                                      164,417
                                                           -------------------
Building Products - Cement &
Aggregate (0.12%)
Semapa-Sociedade de Investimento e
  Gestao SGPS SA                                17,675                181,358
                                                           -------------------

Cellular Telecommunications (0.07%)
China Mobile Ltd                                14,000                 98,906
                                                           -------------------

Circuit Boards (0.04%)
Elec & Eltek International Co Ltd               25,047                 66,625
                                                           -------------------

Coatings & Paint (0.38%)
Sherwin-Williams Co/The                         10,180                567,840
                                                           -------------------

Commercial Banks (4.72%)
Allied Irish Banks PLC                           4,091                108,828
Alpha Bank AE                                    5,291                141,018
Australia & New Zealand Banking Group Ltd       10,638                213,232
Banco Popolare di Verona e Novara Scrl           3,527                 97,354
Banco Santander Central Hispano SA              32,547                514,126
Bank of East Asia Ltd                           50,400                229,936
Barclays PLC                                    43,786                551,261
BNP Paribas                                      4,849                521,190
Colonial BancGroup Inc/The                      27,590                675,955
Commonwealth Bank of Australia                   6,440                219,868
Credit Agricole SA                               3,590                157,530
Daegu Bank                                       4,810                 80,548
Deutsche Bank AG                                 1,862                225,090
DNB NOR ASA                                      7,700                 94,380
Fortis                                           6,006                243,536
HSBC Holdings PLC                               40,441                736,149
Liechtenstein Landesbank                           103                 81,894
Lloyds TSB Group PLC                            20,268                204,441
Royal Bank of Canada                             5,000                221,889
SanPaolo IMI SpA                                12,768                269,295
Societe Generale                                 1,813                288,226
TCF Financial Corp                              27,860                732,439
Whitney Holding Corp                            10,000                357,700
                                                           -------------------
                                                                    6,965,885
                                                           -------------------
Computers (1.00%)
Hewlett-Packard Co                              40,100              1,471,269
                                                           -------------------

Consulting Services (0.06%)
Devoteam SA                                      2,708                 94,404
                                                           -------------------

Cosmetics & Toiletries (0.08%)
Oriflame Cosmetics SA                            3,750                124,342
                                                           -------------------

Diversified Financial Services (0.31%)
Acta Holding ASA                                59,500                240,970
Guoco Group Ltd                                  7,000                 89,339
Irish Life & Permanent Plc                       4,974                124,504
                                                           -------------------
                                                                      454,813
                                                           -------------------
Diversified Manufacturing Operations (1.12%)
Eaton Corp                                       9,810                675,419
Honeywell International Inc                     19,570                800,413
Wartsila Oyj                                     4,600                186,466
                                                           -------------------
                                                                    1,662,298
                                                           -------------------
Diversified Minerals (0.28%)
Anglo American PLC                               5,836                242,990
BHP Billiton Ltd                                 3,291                 62,945
Independence Group NL                           37,877                113,063
                                                           -------------------
                                                                      418,998
                                                           -------------------
Electric - Distribution (0.17%)
National Grid PLC                               20,147                251,391
                                                           -------------------

Electric - Integrated (3.51%)
E.ON AG                                          1,653                196,223

Electric - Integrated
Endesa SA                                        8,341                354,489
Enel SpA                                        20,722                188,866
Exelon Corp                                      7,800                472,212
FirstEnergy Corp                                22,170              1,238,416
International Power PLC                         32,709                191,391
OGE Energy Corp                                 25,150                908,167
PPL Corp                                        23,920                786,968
Suez SA                                          2,356                103,501
TXU Corp                                        11,820                738,986
                                                           -------------------
                                                                    5,179,219
                                                           -------------------
Electric Products - Miscellaneous (0.55%)
Emerson Electric Co                              8,290                695,199
SAES Getters SpA                                 3,346                110,542
                                                           -------------------
                                                                      805,741
                                                           -------------------
Electronic Measurement Instruments (0.13%)
Sartorius AG                                     4,791                186,622
                                                           -------------------

Engineering - Research & Development
Services (0.07%)
ABB Ltd                                          7,910                103,768
                                                           -------------------

Fiduciary Banks (0.64%)
Wilmington Trust Corp                           21,070                938,669
                                                           -------------------

Finance - Commercial (0.40%)
CIT Group Inc                                   12,230                594,745
                                                           -------------------

Finance - Investment Banker & Broker (3.80%)
Credit Suisse Group                              3,875                223,578
Goldman Sachs Group Inc                          6,250              1,057,313
JPMorgan Chase & Co                             55,960              2,627,882
Merrill Lynch & Co Inc                          20,520              1,605,074
UBS AG (b)                                       1,663                 99,200
                                                           -------------------
                                                                    5,613,047
                                                           -------------------
Finance - Other Services (0.12%)
Hellenic Exchanges Holding SA (b)                5,774                 91,428
Man Group Plc                                   10,164                 85,151
                                                           -------------------
                                                                      176,579
                                                           -------------------
Financial Guarantee Insurance (0.38%)
MGIC Investment Corp (c)                         9,400                563,718
                                                           -------------------

Food - Confectionery (0.08%)
Barry Callebaut AG (b)                             237                112,646
                                                           -------------------

Food - Miscellaneous/Diversified (0.47%)
General Mills Inc                               10,600                599,960
Nutreco Holding NV                               1,432                 87,979
                                                           -------------------
                                                                      687,939
                                                           -------------------
Food - Wholesale & Distribution (0.07%)
Kesko OYJ                                        2,300                 96,613
                                                           -------------------

Home Decoration Products (0.69%)
Newell Rubbermaid Inc                           35,750              1,012,440
                                                           -------------------


Home Furnishings (0.04%)
Nobia AB                                         1,800                 60,176
                                                           -------------------

Human Resources (0.03%)
USG People NV                                      547                 38,214
                                                           -------------------

Industrial Automation & Robots (0.35%)
Rockwell Automation Inc                          9,000                522,900
                                                           -------------------

Investment Management & Advisory
Services (0.07%)
Allco Finance Group Ltd (c)                     12,753                101,260
                                                           -------------------

Life & Health Insurance (1.10%)
AMP Ltd                                         17,169                114,543
Lincoln National Corp                           15,630                970,310
Protective Life Corp                             8,970                410,377
Swiss Life Holding (b)                             584                136,226
                                                           -------------------
                                                                    1,631,456
                                                           -------------------
Lottery Services (0.04%)
Intralot SA-Integrated Lottery Systems           2,090                 57,133
                                                           -------------------

Machinery - Construction & Mining (0.20%)
Wajax Income Fund                                9,300                293,425
                                                           -------------------

Machinery - General Industry (0.08%)
MAN AG                                           1,465                123,651
                                                           -------------------

Medical - Drugs (2.78%)
Abbott Laboratories                             21,300              1,034,328
AstraZeneca PLC                                  2,345                146,259
CSL Ltd/Australia                                1,395                 56,246
Pfizer Inc                                      50,300              1,426,508
Roche Holding AG                                   543                 93,621
Wyeth                                           26,500              1,347,260
                                                           -------------------
                                                                    4,104,222
                                                           -------------------
Medical Products (0.32%)
Becton Dickinson & Co                            6,790                479,849
                                                           -------------------

Metal - Aluminum (0.04%)
Aluminium of Greece S.A.I.C.                     3,047                 62,374
                                                           -------------------

Metal - Diversified (0.52%)
Freeport-McMoRan Copper & Gold Inc (c)          12,640                673,206
Zinifex Ltd                                     11,489                100,741
                                                           -------------------
                                                                      773,947
                                                           -------------------
Miscellaneous Manufacturers (0.09%)
Fenner Plc                                      37,236                139,631
                                                           -------------------

Mortgage Banks (0.20%)
Bradford & Bingley PLC                          33,069                292,021
                                                           -------------------

Multi-Line Insurance (2.74%)
Allstate Corp/The                               13,580                851,873
Assurances Generales de France                   1,745                219,501
Aviva PLC                                       14,556                212,895
AXA SA                                           8,297                305,638
CNP Assurances                                   1,078                104,465
Multi-Line Insurance
Hartford Financial Services Group Inc           14,350              1,244,863
Helvetia Holding AG                                450                140,676
ING Groep NV                                     6,552                287,919
Metlife Inc (c)                                 11,960                677,893
                                                           -------------------
                                                                    4,045,723
                                                           -------------------
Multimedia (0.37%)
McGraw-Hill Cos Inc/The                          9,510                551,865
                                                           -------------------

Music (0.45%)
Warner Music Group Corp (c)                     25,500                661,725
                                                           -------------------

Oil & Gas Drilling (0.19%)
Precision Drilling Trust (b)                     9,000                276,942
                                                           -------------------

Oil Company - Exploration &
Production (0.19%)
Pengrowth Energy Trust (b)                      10,700                210,423
Tullow Oil PLC                                  10,828                 76,201
                                                           -------------------
                                                                      286,624
                                                           -------------------
Oil Company - Integrated (7.14%)
Chevron Corp                                    11,980                777,023
ConocoPhillips                                  23,240              1,383,477
ENI SpA                                          7,407                219,277
Exxon Mobil Corp                                82,484              5,534,676
Marathon Oil Corp                               13,180              1,013,542
Occidental Petroleum Corp                       28,270              1,360,070
PetroChina Co Ltd                              241,150                259,339
                                                           -------------------
                                                                   10,547,404
                                                           -------------------
Paper & Related Products (0.57%)
Temple-Inland Inc                               21,190                849,719
                                                           -------------------

Pipelines (0.64%)
National Fuel Gas Co                            25,830                938,921
                                                           -------------------

Power Converter & Supply Equipment (0.09%)
Schneider Electric SA                            1,138                126,786
                                                           -------------------

Property & Casualty Insurance (0.76%)
Chubb Corp                                      19,098                992,332
QBE Insurance Group Ltd                          6,984                127,690
                                                           -------------------
                                                                    1,120,022
                                                           -------------------
Property Trust (0.17%)
Centro Properties Group                         20,189                121,282
Macquarie Leisure Trust Group                   31,909                 62,388
Stockland                                       12,256                 67,681
                                                           -------------------
                                                                      251,351
                                                           -------------------
Publicly Traded Investment Fund (0.40%)
iShares Cohen & Steers Realty Majors
  Index Fund                                     6,450                592,110
                                                           -------------------

Real Estate Magagement & Services (0.11%)
Nexity                                           2,575                162,736
                                                           -------------------

Real Estate Operator & Developer (0.35%)
British Land Co PLC                              3,153                 80,275
New World Development Ltd                       55,000                 94,722
Peet Ltd                                        45,746                141,332

Real Estate Operator & Developer
Shenzhen Investment Ltd                        552,000                194,809
                                                           -------------------
                                                                      511,138
                                                           -------------------
Regional Banks (5.72%)
Bank of America Corp                            71,340              3,821,684
PNC Financial Services Group Inc                16,710              1,210,472
US Bancorp                                      51,300              1,704,186
Wachovia Corp                                   30,580              1,706,364
                                                           -------------------
                                                                    8,442,706
                                                           -------------------
REITS - Apartments (4.26%)
Archstone-Smith Trust (c)                       23,440              1,276,073
AvalonBay Communities Inc                        8,930              1,075,172
Equity Residential                              28,500              1,441,530
Essex Property Trust Inc                         8,282              1,005,435
Mid-America Apartment Communities Inc           10,700                655,054
United Dominion Realty Trust Inc                27,800                839,560
                                                           -------------------
                                                                    6,292,824
                                                           -------------------
REITS - Diversified (1.02%)
Entertainment Properties Trust                   6,210                306,277
Vornado Realty Trust                            11,070              1,206,630
                                                           -------------------
                                                                    1,512,907
                                                           -------------------
REITS - Healthcare (0.64%)
Ventas Inc                                      24,410                940,761
                                                           -------------------

REITS - Hotels (1.29%)
Canadian Hotel Income Properties Reit           13,542                163,987
Equity Inns Inc                                 23,900                380,488
Host Hotels & Resorts Inc                       34,300                786,499
Sunstone Hotel Investors Inc                    19,410                576,865
                                                           -------------------
                                                                    1,907,839
                                                           -------------------
REITS - Mortgage (2.00%)
Arbor Realty Trust Inc                          32,350                826,866
CapitalSource Inc (c)                           27,180                701,788
Gramercy Capital Corp/New York                  56,410              1,422,096
                                                           -------------------
                                                                    2,950,750
                                                           -------------------
REITS - Office Property (2.73%)
BioMed Realty Trust Inc                         18,566                563,292
Boston Properties Inc                           11,840              1,223,546
Equity Office Properties Trust                  17,100                679,896
Kilroy Realty Corp                              13,330              1,004,282
SL Green Realty Corp                             5,080                567,436
                                                           -------------------
                                                                    4,038,452
                                                           -------------------
REITS - Regional Malls (1.82%)
Simon Property Group Inc                        29,700              2,691,414
                                                           -------------------

REITS - Shopping Centers (2.54%)
Federal Realty Invs Trust                       13,340                991,162
Kimco Realty Corp                               36,290              1,555,752
Tanger Factory Outlet Centers Inc               11,500                409,630
Weingarten Realty Investors (c)                 18,340                788,987
                                                           -------------------
                                                                    3,745,531
                                                           -------------------
REITS - Warehouse & Industrial (1.74%)
AMB Property Corp                               12,400                683,364
EastGroup Properties Inc                         8,300                413,838
Prologis (c)                                    25,940              1,480,136
                                                           -------------------
                                                                    2,577,338
                                                           -------------------

Retail - Apparel & Shoe (0.11%)
Just Group Ltd                                  45,964                128,628
Reitman's Canada Ltd                             2,155                 37,009
                                                           -------------------
                                                                      165,637
                                                           -------------------
Retail - Automobile (0.08%)
Lookers Plc                                     35,943                112,626
                                                           -------------------

Retail - Catalog Shopping (0.03%)
N Brown Group PLC                                9,675                 42,651
                                                           -------------------

Retail - Consumer Electronics (0.07%)
DSG International PLC                           26,379                107,911
                                                           -------------------

Retail - Major Department Store (0.87%)
David Jones Ltd                                 38,521                100,325
JC Penney Co Inc                                15,150              1,036,109
Marks & Spencer Group PLC                       12,696                152,252
                                                           -------------------
                                                                    1,288,686
                                                           -------------------
Retail - Miscellaneous/Diversified (0.07%)
Macintosh Retail Group NV                        3,541                106,757
                                                           -------------------

Retail - Restaurants (1.14%)
McDonald's Corp (c)                             37,325              1,460,154
Priszm Canadian Income Fund                     19,731                222,839
                                                           -------------------
                                                                    1,682,993
                                                           -------------------
Semiconductor Component - Integrated
Circuits (0.03%)
CSR PLC (b)                                      2,779                 43,656
                                                           -------------------

Semiconductor Equipment (0.17%)
ASM Pacific Technology                          46,919                246,269
                                                           -------------------

Shipbuilding (0.19%)
Aker Yards AS                                    2,674                205,104
VT Group PLC                                     8,209                 74,216
                                                           -------------------
                                                                      279,320

                                                           -------------------
Steel - Producers (1.13%)
Angang New Steel Co Ltd                        186,000                147,754
Boehler-Uddeholm AG                              3,886                218,367
Rautaruukki OYJ                                  6,050                173,586
Russel Metals (b)                               10,000                242,011
Tubos Reunidos SA                                2,937                 59,639
United States Steel Corp                        14,370                828,862
                                                           -------------------
                                                                    1,670,219
                                                           -------------------
Telecommunication Equipment (0.19%)
Vtech Holdings Ltd                              54,000                277,199
                                                           -------------------

Telecommunication Services (0.75%)
Embarq Corp                                     16,700                807,779
Telenor ASA                                     23,200                302,873
                                                           -------------------
                                                                    1,110,652
                                                           -------------------
Telephone - Integrated (3.67%)
AT&T Inc                                        79,946              2,603,042
BellSouth Corp                                  36,760              1,571,490
Citizens Communications Co                      70,560                990,662
Royal KPN NV                                    19,828                252,679
                                                           -------------------
                                                                    5,417,873
                                                           -------------------

Tobacco (3.53%)
Altria Group Inc                                32,322              2,474,249
British American Tobacco PLC                    13,262                357,716
KT&G Corp                                        2,254                136,931
Loews Corp - Carolina Group (c)                  8,420                466,384
Reynolds American Inc (c)                       28,780              1,783,496
                                                           -------------------
                                                                    5,218,776
                                                           -------------------
Toys (0.46%)
Mattel Inc                                      34,300                675,710
                                                           -------------------

Transport - Marine (0.62%)
General Maritime Corp (c)                       19,246                704,019
Pacific Basin Shipping Ltd                     191,000                109,566
Smit Internationale NV                           1,232                 99,179
                                                           -------------------
                                                                      912,764
                                                           -------------------
TOTAL COMMON STOCKS                                     $         117,566,113
                                                           -------------------
PREFERRED STOCKS (15.11%)
Building - Residential & Commercial (0.08%)
Pulte Homes Inc (c)                              4,400                112,640
                                                           -------------------

Cable TV (0.16%)
Comcast Corp (b)                                 9,200                231,725
                                                           -------------------

Cellular Telecommunications (0.12%)
US Cellular Corp                                 6,800                181,492
                                                           -------------------

Commercial Banks (1.27%)
ASBC Capital I                                   4,800                121,296
BancorpSouth Capital Trust I                     6,700                168,639
Banknorth Capital Trust II                       7,100                179,559
Chittenden Capital Trust I                       2,000                 51,000
Citizens Funding Trust I (b)                     2,500                 62,950
Cobank ACB (d)                                  14,900                811,037
Compass Capital III                              1,500                 37,605
Royal Bank of Scotland Group PLC - Series N     10,500                265,650
Zions Capital Trust B                            7,200                185,328
                                                           -------------------
                                                                    1,883,064

                                                           -------------------
Diversified Financial Services (0.59%)
Citigroup Capital VII                           15,200                383,952
Citigroup Capital XI                             4,000                 97,000
General Electric Capital Corp  4.500%            3,200                 73,600
General Electric Capital Corp  5.875%              200                  4,882
General Electric Capital Corp  6.450% (c)        7,500                192,300
General Electric Capital Corp  6.625%            4,500                113,850
                                                           -------------------
                                                                      865,584
                                                           -------------------
Electric - Integrated (0.81%)
Alabama Power Co Series II                      29,700                725,274
Dte Energy Trust I                               3,360                 85,646
Entergy Louisiana LLC                           15,320                386,830
                                                           -------------------
                                                                    1,197,750
                                                           -------------------
Fiduciary Banks (0.22%)
BNY Capital V                                   13,700                330,170
                                                           -------------------

Finance - Consumer Loans (0.61%)
HSBC Finance Corp  6.000% (c)                   20,100                494,259
HSBC Finance Corp  6.360%                       10,500                270,900

Finance - Consumer Loans
SLM Corp                                         5,400                130,248
                                                           -------------------
                                                                      895,407
                                                           -------------------
Finance - Credit Card (0.16%)
Capital One Capital II                           8,900                232,290
                                                           -------------------

Finance - Investment Banker & Broker (0.90%)
Lehman Brothers Holdings Capital Trust III       5,000                124,000
Lehman Brothers Holdings Capital Trust IV        5,000                126,250
Merrill Lynch Preferred Capital Trust I          5,200                131,716
Merrill Lynch Preferred Capital Trust IV         7,300                186,004
Morgan Stanley Capital Trust VI                 17,400                439,872
St Paul Capital Trust I                         12,500                317,875
                                                           -------------------
                                                                    1,325,717
                                                           -------------------
Finance - Mortgage Loan/Banker (0.24%)
Countrywide Financial Corp                      14,200                356,278
                                                           -------------------

Finance - Other Services (0.43%)
ABN AMRO Capital Funding Trust V                 7,700                183,260
ABN AMRO Capital Funding Trust VII               6,400                156,928
National Rural Utilities Cooperative Finance
  Corp  5.950%                                   8,100                187,596
National Rural Utilities Cooperative Finance
  Corp  7.400%                                   4,500                114,075
                                                           -------------------
                                                                      641,859
                                                           -------------------
Financial Guarantee Insurance (0.07%)
AMBAC Financial Group Inc  5.950%                4,400                106,568
                                                           -------------------

Life & Health Insurance (0.40%)
Delphi Financial Group                           4,200                109,069
Protective Life Corp                             9,000                231,750
Prudential PLC                                   9,600                244,512
                                                           -------------------
                                                                      585,331
                                                           -------------------
Mortgage Banks (0.43%)
Abbey National PLC  7.375%; Series B            21,200                556,288
Abbey National PLC  7.375%; Series C             3,100                 79,050
                                                           -------------------
                                                                      635,338
                                                           -------------------
Multi-Line Insurance (1.65%)
ACE Ltd                                          5,900                153,105
Aegon NV                                        23,000                581,670
Hartford Capital III                            12,500                313,000
ING Groep NV 7.05%                              16,100                408,618
ING Groep NV 7.20%                               4,200                107,772
Metlife Inc  6.500%                             10,500                272,055
XL Capital Ltd  8.000%                          23,365                594,873
                                                           -------------------
                                                                    2,431,093
                                                           -------------------
Multimedia (0.25%)
Walt Disney Co                                  14,700                373,086
                                                           -------------------

Pipelines (0.35%)
Dominion CNG Capital Trust I                     8,300                211,069
TransCanada Pipelines Ltd                       11,743                304,144
                                                           -------------------
                                                                      515,213
                                                           -------------------
Property & Casualty Insurance (0.46%)
Arch Capital Group Ltd  8.000%                   9,800                260,680
Berkley W R Capital Trust                       17,100                423,909
                                                           -------------------
                                                                      684,589
                                                           -------------------

Regional Banks (1.78%)
BAC Capital Trust IV                             2,000                 47,580
BAC Capital Trust V                              8,800                215,160
BAC Capital Trust VIII                           1,000                 23,970
BAC Capital Trust XII (b)                       13,800                356,040
Comerica Capital Trust I                         8,500                213,520
Keycorp Capital V                                1,600                 37,600
KeyCorp Capital VIII                            13,900                357,091
PNC Capital Trust D                              2,700                 65,475
SunTrust Capital IV                             19,000                477,850
USB Capital IV                                   2,800                 70,980
USB Capital V                                    5,000                125,850
USB Capital VI                                  12,600                288,918
Wachovia Corp                                   11,200                312,816
Wells Fargo Capital IX                           1,300                 29,848
                                                           -------------------
                                                                    2,622,698
                                                           -------------------
Reinsurance (0.22%)
Partner Re Capital Trust I                       9,500                238,165
PartnerRe Ltd - Series D                         3,700                 92,130
                                                           -------------------
                                                                      330,295
                                                           -------------------
REITS - Diversified (0.39%)
Duke Realty Corp - Series L                     18,800                470,000
Vornado Realty Trust - Series H (c)              4,500                111,420
                                                           -------------------
                                                                      581,420
                                                           -------------------
REITS - Office Property (0.37%)
Equity Office Properties Trust                   4,500                114,300
HRPT Properties Trust - Series B                 9,000                233,100
HRPT Properties Trust - Series C                 7,900                201,924
                                                           -------------------
                                                                      549,324
                                                           -------------------
REITS - Shopping Centers (0.59%)
Federal Realty Investment Trust                  6,900                175,605
New Plan Excel Realty Trust - Series D           9,400                474,994
Regency Centers Corp  6.70%                      2,000                 49,600
Regency Centers Corp  7.25%                      6,523                165,358
                                                           -------------------
                                                                      865,557
                                                           -------------------
REITS - Single Tenant (0.19%)
Realty Income Corp                              10,800                274,320
                                                           -------------------

REITS - Storage (0.37%)
Public Storage Inc  6.450%; Series F             2,600                 63,310
Public Storage Inc  6.450%; Seriex X             5,000                122,750
Public Storage Inc  6.750%; Series E             8,000                201,280
Public Storage Inc  7.250%; Series I             4,000                103,680
Public Storage Inc  7.500%; Series T             2,500                 62,850
                                                           -------------------
                                                                      553,870
                                                           -------------------
REITS - Warehouse & Industrial (0.19%)
AMB Property Corp; Series M                      1,700                 42,840
First Industrial Realty Trust Inc - Series J     6,200                155,930
Prologis                                         1,400                 80,369
                                                           -------------------
                                                                      279,139
                                                           -------------------
Special Purpose Entity (1.67%)
Corporate-Backed Trust Certificates
  - Series DCX                                   4,500                107,865
Corporate-Backed Trust Certificates
  - Series JPM                                   1,400                 35,686
Corporate-Backed Trust Certificates
  - Series PRU                                   5,600                130,480
Corporate-Backed Trust Certificates
  - Series SO                                    2,300                 58,236
Corporate-Backed Trust Certificates
  - Series WM                                    2,500                 64,219
CORTS Trust for Bellsouth Capital Funding        4,600                115,690

Special Purpose Entity
CORTS Trust for Bellsouth Telecommunication      7,000                177,310
CORTS Trust for Countrywide Capital Trust        7,700                196,735
CORTS Trust for General Electric Capital         4,600                111,090
CORTS Trust for IBM - Series III                 1,200                 30,684
CORTS Trust for WR Berkley Corp                  2,500                 64,075
Mississippi Power Capital Trust II               6,400                161,600
PreferredPlus TR-CCR1; 6.00%                    17,000                399,160
SATURNS - Series GS; 5.750%                      1,500                 34,020
SATURNS - Series GS4; 6.000%                     8,100                191,484
SATURNS - Series GS6; 6.000%                     6,400                147,968
SATURNS - Series VZ; 6.130%                      4,000                 95,960
Trust Certificates Series 2001-2                 2,700                 69,066
Trust Certificates Series 2001-3                 5,300                133,030
Trust Certificates Series 2001-4                 5,900                148,031
                                                           -------------------
                                                                    2,472,389
                                                           -------------------
Telephone - Integrated (0.14%)
AT&T Inc                                         8,000                201,440
                                                           -------------------
TOTAL PREFERRED STOCKS                                  $          22,315,646
                                                           -------------------
                                             Principal
                                              Amount             Value
                                             ---------- -- -------------------
BONDS (1.86%)
Electric - Integrated (0.54%)
Georgia Power Capital Trust VI
4.88%, 11/ 1/2042                              800,000                792,170
                                                           -------------------

Finance - Investment Banker & Broker (0.36%)
JP Morgan Chase Capital XVIII
6.95%, 8/17/2036 (c)                           500,000                531,090
                                                           -------------------

Life & Health Insurance (0.18%)
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (d)(e)                        250,000                259,648
                                                           -------------------

Oil Company - Integrated (0.37%)
Phillips 66 Capital Trust II
8.00%, 1/15/2037                               525,000                548,335
                                                           -------------------

Pipelines (0.41%)
KN Capital Trust III
7.63%, 4/15/2028                               650,000                608,703
                                                           -------------------
TOTAL BONDS                                             $           2,739,946
                                                           -------------------
SHORT TERM INVESTMENTS (2.90%)
Commercial Paper (2.90%)
Investment in Joint Trading Account;
  General Electric Capital
5.34%, 10/ 2/2006                            4,286,247              4,286,247
                                                           -------------------
TOTAL SHORT TERM INVESTMENTS                            $           4,286,247
                                                           -------------------
MONEY MARKET FUNDS (7.29%)
Money Center Banks (7.29%)
BNY Institutional Cash Reserve Fund (f)      10,769,000            10,769,000
                                                           -------------------
TOTAL MONEY MARKET FUNDS                                $          10,769,000
                                                           -------------------
Total Investments                                       $         157,676,952
Liabilities in Excess of Other Assets,
  Net - (6.75)%                                                    (9,966,970)
                                                           -------------------
TOTAL NET ASSETS - 100.00%                              $         147,709,982
                                                           ===================
                                                           -------------------

                                                           ===================

(a) Market value is (determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(b)  Non-Income Producing Security

(c)  Security or a portion of the security was on loan at the end of the period.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(e)  Variable Rate

(f)  Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $          13,749,374
Unrealized Depreciation                                             (1,298,387)
                                                             -------------------
Net Unrealized Appreciation (Depreciation)                           12,450,987
Cost for federal income tax purposes                                145,225,965


Portfolio Summary (unaudited)
-------------------------------------------------------- -------------------
Sector                                                              Percent
-------------------------------------------------------- -------------------
Financial                                                            63.55%
Energy                                                                9.29%
Consumer, Non-cyclical                                                8.34%
Communications                                                        5.72%
Consumer, Cyclical                                                    5.28%
Utilities                                                             5.02%
Industrial                                                            4.56%
Basic Materials                                                       2.94%
Technology                                                            1.65%
Funds                                                                 0.40%
Liabilities in Excess of Other Assets, Net                         (-6.75%)
                                                         -------------------
TOTAL NET ASSETS                                                    100.00%
                                                         ===================
Schedule of Investments
September 30, 2006 (unaudited)
Equity Value Account
                                              Shares
                                               Held             Value
                                            ------------- ------------------
COMMON STOCKS (95.89%)
Aerospace & Defense (0.85%)
Northrop Grumman Corp                              690 $             46,968
                                                          ------------------

Apparel Manufacturers (1.42%)
Liz Claiborne Inc                                1,040               41,090
VF Corp                                            510               37,205
                                                          ------------------
                                                                     78,295
                                                          ------------------
Applications Software (1.70%)
Microsoft Corp                                   3,430               93,742
                                                          ------------------

Auto/Truck Parts & Equipment -
Original (0.18%)
Lear Corp (a)                                      490               10,143
                                                          ------------------

Beverages - Non-Alcoholic (1.80%)
Coca-Cola Co/The                                 1,280               57,190
Pepsi Bottling Group Inc                         1,190               42,245
                                                          ------------------
                                                                     99,435
                                                          ------------------
Chemicals - Diversified (2.04%)
EI Du Pont de Nemours & Co                       1,150               49,266
PPG Industries Inc                                 940               63,055
                                                          ------------------
                                                                    112,321
                                                          ------------------
Commercial Services - Finance (0.40%)
H&R Block Inc                                    1,020               22,175
                                                          ------------------

Computers (2.66%)
Hewlett-Packard Co                               2,140               78,517
International Business Machines Corp               830               68,010
                                                          ------------------
                                                                    146,527
                                                          ------------------
Data Processing & Management (0.58%)
Fiserv Inc (b)                                     680               32,021
                                                          ------------------

Diversified Manufacturing Operations (4.65%)
Dover Corp                                         790               37,477
General Electric Co                              2,120               74,836
Ingersoll-Rand Co Ltd                            1,150               43,677
Parker Hannifin Corp                               460               35,756
Tyco International Ltd                           2,310               64,657
                                                          ------------------
                                                                    256,403
                                                          ------------------
Electric - Integrated (2.59%)
Exelon Corp                                      1,300               78,702
PPL Corp                                         1,960               64,484
                                                          ------------------
                                                                    143,186
                                                          ------------------
Electronic Components -
Semiconductors (0.76%)
Intel Corp                                       2,040               41,963
                                                          ------------------

Enterprise Software & Services (0.69%)
Oracle Corp (b)                                  2,130               37,786
                                                          ------------------


Fiduciary Banks (0.95%)
Bank of New York Co Inc/The                      1,480               52,185
                                                          ------------------

Finance - Investment Banker &
Broker (10.19%)
Citigroup Inc                                    5,180              257,291
JPMorgan Chase & Co                              2,890              135,714
Merrill Lynch & Co Inc                           1,050               82,131
Morgan Stanley                                   1,200               87,492
                                                          ------------------
                                                                    562,628
                                                          ------------------
Finance - Mortgage Loan/Banker (3.00%)
Freddie Mac                                      2,500              165,825
                                                          ------------------

Financial Guarantee Insurance (0.51%)
MGIC Investment Corp (a)                           470               28,186
                                                          ------------------

Food - Miscellaneous/Diversified (1.57%)
Sara Lee Corp                                    1,580               25,391
Unilever NV                                      2,490               61,104
                                                          ------------------
                                                                     86,495
                                                          ------------------
Food - Retail (1.09%)
Kroger Co/The                                    2,600               60,164
                                                          ------------------

Forestry (1.18%)
Weyerhaeuser Co                                  1,060               65,222
                                                          ------------------

Gas - Distribution (0.49%)
NiSource Inc                                     1,250               27,175
                                                          ------------------

Home Decoration Products (0.68%)
Newell Rubbermaid Inc                            1,330               37,666
                                                          ------------------

Insurance Brokers (0.57%)
Marsh & McLennan Cos Inc                         1,120               31,528
                                                          ------------------

Life & Health Insurance (0.71%)
Torchmark Corp                                     620               39,128
                                                          ------------------

Machinery - Farm (0.65%)
Deere & Co                                         430               36,081
                                                          ------------------

Medical - Drugs (5.59%)
Abbott Laboratories                              1,630               79,153
Merck & Co Inc                                     910               38,129
Pfizer Inc                                       3,990              113,156
Wyeth                                            1,540               78,294
                                                          ------------------
                                                                    308,732
                                                          ------------------
Medical - Hospitals (0.24%)
HCA Inc (a)                                        260               12,971
                                                          ------------------

Medical Products (1.45%)
Johnson & Johnson                                1,230               79,876
                                                          ------------------

Multi-Line Insurance (5.13%)
Allstate Corp/The                                1,270               79,667
American International Group Inc                 1,400               92,764
Hartford Financial Services Group Inc              740               64,195

Multi-Line Insurance
Loews Corp                                       1,220               46,238
                                                          ------------------
                                                                    282,864
                                                          ------------------
Multimedia (2.36%)
Time Warner Inc                                  5,360               97,713
Viacom Inc (b)                                     870               32,347
                                                          ------------------
                                                                    130,060
                                                          ------------------
Non-Hazardous Waste Disposal (0.57%)
Waste Management Inc                               860               31,545
                                                          ------------------

Office Automation & Equipment (0.65%)
Xerox Corp (a)(b)                                2,320               36,099
                                                          ------------------

Oil Company - Exploration &
Production (0.61%)
Anadarko Petroleum Corp                            390               17,094
Devon Energy Corp                                  260               16,419
                                                          ------------------
                                                                     33,513
                                                          ------------------
Oil Company - Integrated (11.90%)
Chevron Corp                                     2,450              158,907
ConocoPhillips                                   1,690              100,606
Exxon Mobil Corp                                 3,750              251,625
Royal Dutch Shell PLC ADR                        2,200              145,420
                                                          ------------------
                                                                    656,558
                                                          ------------------
Printing - Commercial (0.54%)
RR Donnelley & Sons Co                             910               29,994
                                                          ------------------

Publicly Traded Investment Fund (1.23%)
SPDR Trust Series 1 (a)                            510               68,100
                                                          ------------------

Publishing - Newspapers (1.22%)
Gannett Co Inc                                   1,180               67,059
                                                          ------------------

Regional Banks (9.99%)
Bank of America Corp                             3,600              192,852
National City Corp (a)                             820               30,012
PNC Financial Services Group Inc                   520               37,669
US Bancorp                                       2,350               78,067
Wachovia Corp                                    1,660               92,628
Wells Fargo & Co                                 3,320              120,117
                                                          ------------------
                                                                    551,345
                                                          ------------------
Retail - Apparel & Shoe (0.58%)
Gap Inc/The                                      1,700               32,215
                                                          ------------------

Retail - Building Products (0.65%)
Home Depot Inc                                     990               35,907
                                                          ------------------

Retail - Discount (1.58%)
Dollar General Corp                              2,360               32,167
Wal-Mart Stores Inc                              1,120               55,238
                                                          ------------------
                                                                     87,405
                                                          ------------------
Retail - Restaurants (1.22%)
McDonald's Corp                                  1,720               67,286
                                                          ------------------

Savings & Loans - Thrifts (1.28%)
Washington Mutual Inc (a)                        1,620               70,422
                                                          ------------------

Steel - Producers (0.39%)
Nucor Corp                                         440               21,776
                                                          ------------------

Telephone - Integrated (5.44%)
AT&T Inc                                         3,260              106,146
BellSouth Corp                                   1,620               69,255
Sprint Nextel Corp                               2,700               46,305
Verizon Communications Inc                       2,110               78,344
                                                          ------------------
                                                                    300,050
                                                          ------------------
Tobacco (1.36%)
Altria Group Inc                                   980               75,019
                                                          ------------------
TOTAL COMMON STOCKS                                    $          5,292,044
                                                          ------------------
                                            Principal
                                              Amount            Value
                                            ------------- ------------------
MONEY MARKET FUNDS (4.04%)
Money Center Banks (4.04%)
BNY Institutional Cash Reserve Fund (c)        223,000              223,000
                                                          ------------------
TOTAL MONEY MARKET FUNDS                               $            223,000
                                                          ------------------
Total Investments                                      $          5,515,044
Other Assets in Excess of Liabilities,
  Net - 0.07%                                                         4,055
                                                          ------------------
TOTAL NET ASSETS - 100.00%                             $          5,519,099
                                                          ==================
                                                          ------------------

                                                          ==================

(a)Security or a portion of the security was on loan at the end of the period.

(b)Non-Income Producing Security

(c)Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $            669,219
Unrealized Depreciation                                        (83,118)
                                                      ------------------
Net Unrealized Appreciation (Depreciation)                      586,101
Cost for federal income tax purposes                          4,928,943


Portfolio Summary (unaudited)
------------------------------------------------- ------------------
Sector                                                      Percent
------------------------------------------------- ------------------
Financial                                                    36.37%
Consumer, Non-cyclical                                       14.04%
Energy                                                       12.50%
Communications                                                9.01%
Technology                                                    7.03%
Industrial                                                    6.72%
Consumer, Cyclical                                            6.32%
Basic Materials                                               3.61%
Utilities                                                     3.09%
Funds                                                         1.24%
Other Assets in Excess of Liabilities, Net                    0.07%
                                                  ------------------
TOTAL NET ASSETS                                            100.00%
                                                  ==================


Schedule of Investments
September 30, 2006 (unaudited)
Government & High Quality Bond Account
                                               Principal
                                                 Amount       Value
                                               ----------- ---------------
BONDS (68.59%)
Asset Backed Securities (6.52%)
Argent Securities Inc
5.45%, 4/25/2036 (a)(b)                     $   4,500,000   $   4,501,242
Chase Funding Loan Acquisition Trust
5.69%, 6/25/2034 (b)                              882,074         883,645
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.62%, 9/25/2033 (b)                              358,280         359,314
5.56%, 12/25/2033 (a)(b)                          701,738         702,633
Countrywide Asset-Backed Certificates
5.71%, 3/25/2033 (b)                              717,663         718,433
5.61%, 9/25/2033 (b)                              694,461         694,789
Park Place Securities Inc
5.69%, 1/25/2033 (b)                            1,183,850       1,184,923
Popular ABS Mortgage Pass-Through Trust
5.59%, 9/25/2035 (b)                            3,000,000       3,001,899
Saxon Asset Securities Trust
5.49%, 3/25/2036 (a)(b)                         4,000,000       4,001,784
Structured Asset Investment Loan Trust
5.65%, 11/25/2034 (a)(b)                        2,287,695       2,289,274
5.55%, 1/25/2036 (a)(b)                         1,500,000       1,503,130
                                                           ---------------
                                                               19,841,066
                                                           ---------------
Credit Card Asset Backed Securities (1.31%)
Discover Card Master Trust I
5.35%, 5/15/2011 (b)                            4,000,000       4,000,040
                                                           ---------------

Federal & Federally Sponsored Credit (1.65%)
Federal Farm Credit Bank
2.63%, 9/17/2007                                3,000,000       2,931,309
3.00%, 4/15/2008                                1,750,000       1,698,611
3.75%, 1/15/2009                                  400,000         389,451
                                                           ---------------
                                                                5,019,371
                                                           ---------------
Finance - Mortgage Loan/Banker (32.11%)
Fannie Mae
5.25%, 8/ 1/2012                                8,950,000       8,996,782
5.63%, 10/25/2018 (a)(b)                        1,005,598       1,008,861
6.63%, 11/15/2030 (c)                             550,000         660,412
5.53%, 4/25/2034 (b)                            5,721,634       5,721,783
0.58%, 3/25/2036                               27,729,623         578,246
Fannie Mae Grantor Trust
5.50%, 9/25/2011                                3,250,000       3,322,101
5.34%, 4/25/2012                                3,500,000       3,550,260
5.41%, 5/25/2035 (b)                            2,128,549       2,114,015
5.41%, 7/25/2035 (b)                            2,539,266       2,539,891
5.48%, 9/25/2035 (b)                            3,500,000       3,506,916
5.52%, 11/28/2035 (b)                           1,982,756       1,983,188
Fannie Mae Whole Loan
5.48%, 5/25/2035 (b)                            2,353,893       2,358,398
Federal Home Loan Bank System
2.45%, 3/23/2007                                2,000,000       1,973,678
2.63%, 5/15/2007 (d)                            7,000,000       6,888,161
5.46%, 11/27/2015 (e)                           2,486,858       2,485,160

Finance - Mortgage Loan/Banker
Freddie Mac
4.25%, 4/ 5/2007                                6,500,000       6,465,972
4.13%, 7/12/2010                                3,200,000       3,113,821
4.88%, 11/15/2013                               3,200,000       3,183,434
5.75%, 6/27/2016 (c)                            1,900,000       1,980,007
4.50%, 7/15/2017                                4,800,000       4,647,581
5.63%, 6/15/2018 (b)                            4,109,226       4,120,712
5.73%, 7/15/2023 (b)                            3,650,444       3,650,090
5.53%, 4/15/2030 (b)                            5,189,456       5,190,328
Ginnie Mae
1.85%, 10/16/2012 (b)                          81,061,911       4,024,481
5.08%, 1/16/2030 (b)                            1,295,213       1,290,983
0.97%, 6/17/2045 (b)                           28,207,180       1,590,800
0.49%, 11/16/2045                               3,397,125         194,142
SLM Student Loan Trust
5.57%, 10/25/2016 (b)                           5,875,000       5,880,170
5.58%, 9/17/2018 (b)                            4,700,000       4,719,848
                                                           ---------------
                                                               97,740,221
                                                           ---------------
Home Equity - Other (8.40%)
ACE Securities Corp
5.54%, 9/25/2035 (a)(b)                         2,200,000       2,200,966
American Home Mortgage Investment Trust
5.52%, 11/25/2030 (a)(b)                        3,055,024       3,057,022
Asset Backed Securities Corp Home Equity
5.62%, 3/25/2035 (a)(b)                           986,881         987,852
First NLC Trust
5.56%, 5/25/2035 (b)                            1,765,542       1,766,349
JP Morgan Mortgage Acquisition Corp
5.59%, 7/25/2035 (a)(b)                         4,600,000       4,618,492
Morgan Stanley Home Equity Loans
5.50%, 2/25/2036 (a)(b)                         4,750,000       4,759,799
Nomura Home Equity Loan Inc
5.55%, 5/25/2035 (a)(b)                         2,375,000       2,377,691
Residential Asset Securities Corp
5.49%, 7/25/2035 (b)                            3,800,000       3,802,044
Soundview Home Equity Loan Trust
5.41%, 7/25/2036 (b)                            2,000,000       2,000,002
                                                           ---------------
                                                               25,570,217
                                                           ---------------
Mortgage Backed Securities (18.60%)
Banc of America Commercial Mortgage Inc
4.73%, 7/10/2043 (b)                            2,500,000       2,385,585
5.35%, 9/10/2047 (b)                              900,000         900,078
Banc of America Funding Corp
5.41%, 7/20/2036 (a)(b)                         2,696,510       2,692,161
Bear Stearns Mortgage Funding Trust
5.53%, 7/25/2036 (a)(b)(e)                        995,867         995,867
CS First Boston Mortgage Securities Corp
0.52%, 11/15/2036 (b)(f)                       11,220,354         472,096
0.23%, 1/15/2037 (b)(f)                        10,284,721         258,578
GE Capital Commercial Mortgage Corp
5.51%, 11/10/2045 (b)(c)                        3,500,000       3,512,054
G-Force LLC
5.63%, 12/25/2039 (b)(f)                        2,300,000       2,300,051
Greenwich Capital Commercial Funding Corp
5.22%, 4/10/2037                                3,500,000       3,468,738
Impac CMB Trust
5.64%, 4/25/2035 (b)                            1,847,763       1,848,978

Mortgage Backed Securities
Impac Secured Assets CMN Owner Trust
5.60%, 12/25/2031 (b)                           2,075,000       2,077,183
JP Morgan Chase Commercial Mortgage
Securities
0.48%, 9/12/2037 (b)                           75,220,815       1,105,295
JP Morgan Mortgage Trust
4.96%, 11/25/2035 (b)                           2,250,000       2,238,905
5.35%, 4/25/2036 (b)                            1,520,383       1,518,466
5.98%, 8/25/2036 (b)(e)                         1,825,000       1,925,740
6.00%, 8/25/2036 (b)(e)                         2,799,930       2,799,930
LB-UBS Commercial Mortgage Trust
6.10%, 6/15/2038 (b)                            2,000,000       2,092,522
0.94%, 7/15/2040 (b)                           84,799,472       2,724,098
Merrill Lynch Mortgage Trust
5.84%, 5/12/2039 (b)                            2,000,000       2,057,076
0.76%, 5/12/2043                               39,023,794       1,062,423
5.29%, 1/12/2044                                5,000,000       5,001,030
Morgan Stanley Capital I
0.54%, 8/13/2042                               142,521,891      2,867,826
Wachovia Bank Commercial Mortgage Trust
0.81%, 5/15/2044 (b)(f)                        77,073,076       2,049,836
5.46%, 12/15/2044 (b)                           4,000,000       4,003,420
WAMU Alternative Mortgage Pass-Through
Certificates
5.61%, 6/25/2046 (a)(b)(e)                      4,267,566       4,264,732
                                                           ---------------
                                                               56,622,668
                                                           ---------------
TOTAL BONDS                                                   208,793,583
                                                           ---------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (64.16%)
Federal Home Loan Mortgage Corporation
(FHLMC) (19.08%)
5.00%, 10/ 1/2025                               3,736,686       3,630,272
5.00%, 10/ 1/2036 (g)                          14,450,000      13,894,571
5.50%, 10/ 1/2036 (g)                           9,225,000       9,095,278
6.00%, 10/ 1/2036 (g)                           6,175,000       6,205,875
6.00%, 1/ 1/2009                                  117,716         118,038
6.00%, 2/ 1/2009                                   29,866          29,933
6.00%, 7/ 1/2009                                  174,864         175,612
6.50%, 6/ 1/2017                                  625,872         639,152
6.00%, 7/ 1/2017                                  348,858         353,900
5.50%, 4/ 1/2018                                  900,594         902,348
6.50%, 6/ 1/2018                                   42,436          43,662
6.50%, 8/ 1/2021                                   51,816          53,196
7.00%, 9/ 1/2023                                   62,450          64,341
6.00%, 12/ 1/2023                                  81,990          82,821
7.00%, 12/ 1/2023                                  39,160          40,371
7.00%, 1/ 1/2024                                   37,459          38,638
5.50%, 2/ 1/2024                                   89,980          89,172
5.50%, 3/ 1/2024                                   52,710          52,264
6.50%, 4/ 1/2024                                   56,033          57,435
6.00%, 8/ 1/2025                                   53,994          54,565
6.00%, 1/ 1/2026                                   23,161          23,406
6.50%, 4/ 1/2026                                   46,573          47,741
6.50%, 5/ 1/2026                                   96,257          98,672
7.00%, 9/ 1/2027                                   48,377          49,943
6.50%, 12/ 1/2027                                  54,424          55,788
6.50%, 1/ 1/2028                                   35,151          36,032
7.00%, 2/ 1/2028                                   10,593          10,936
6.50%, 3/ 1/2028                                   41,252          42,284
7.00%, 4/ 1/2028                                  214,978         221,817
7.00%, 5/ 1/2028                                   33,175          34,230
7.00%, 8/ 1/2028                                   66,379          68,491

Federal Home Loan Mortgage
Corporation (FHLMC)
6.50%, 9/ 1/2028                                   89,382          91,617
6.50%, 10/ 1/2028                                 235,996         241,897
6.50%, 11/ 1/2028                                  58,338          59,797
6.50%, 12/ 1/2028                                 119,186         122,166
7.50%, 10/ 1/2030                                 124,101         128,622
8.00%, 10/ 1/2030                                 147,036         154,589
7.50%, 2/ 1/2031                                  128,507         133,189
6.50%, 7/ 1/2031                                  175,971         179,973
6.50%, 8/ 1/2031                                   64,547          66,015
6.50%, 10/ 1/2031                                  74,224          75,912
7.00%, 10/ 1/2031                                 109,925         113,159
6.00%, 12/ 1/2031                                 320,175         323,042
6.50%, 12/ 1/2031                                 264,093         270,098
6.50%, 2/ 1/2032                                  259,607         265,510
6.50%, 5/ 1/2032                                  547,317         559,618
6.50%, 8/ 1/2032                                2,267,223       2,318,182
5.00%, 12/ 1/2032                               1,594,356       1,539,185
5.50%, 3/ 1/2033                                3,114,187       3,079,984
5.00%, 6/ 1/2033                                5,518,011       5,324,886
6.00%, 8/ 1/2036                                3,459,712       3,477,831
3.75%, 9/ 1/2033 (b)                              435,167         447,443
4.09%, 2/ 1/2034 (b)                            1,144,717       1,148,841
4.69%, 8/ 1/2035 (b)                            1,670,037       1,634,906
                                                           ---------------
                                                               58,067,246
                                                           ---------------
Federal National Mortgage Association
(FNMA) (22.75%)
5.00%, 10/ 1/2036 (g)                           4,010,000       3,853,361
5.50%, 10/ 1/2036 (g)                          11,830,000      11,652,550
6.00%, 10/ 1/2036 (g)                          10,690,000      10,736,769
6.50%, 10/ 1/2036 (g)                           4,450,000       4,530,656
6.00%, 2/ 1/2009                                   96,754          96,913
6.50%, 6/ 1/2016                                  275,742         281,902
6.00%, 8/ 1/2016                                  438,057         444,911
5.50%, 8/ 1/2017                                  826,067         827,901
6.50%, 8/ 1/2017                                  490,361         501,303
5.00%, 1/ 1/2018                                2,440,998       2,406,856
5.50%, 1/ 1/2018                                1,526,947       1,530,338
5.50%, 7/ 1/2019                                  463,373         463,752
5.50%, 8/ 1/2019                                1,294,151       1,295,210
5.50%, 9/ 1/2019                                  712,894         713,477
5.50%, 10/ 1/2019                                 258,036         258,247
7.50%, 4/ 1/2022                                   41,206          42,744
6.00%, 6/ 1/2022                                  370,315         375,358
6.00%, 11/ 1/2023                                  37,882          38,244
6.50%, 11/ 1/2023                                 111,199         113,910
5.50%, 5/ 1/2024                                  285,764         282,731
6.50%, 5/ 1/2024                                   95,692          98,035
6.50%, 7/ 1/2025                                   19,864          20,352
6.50%, 8/ 1/2025                                  110,011         113,036
6.50%, 2/ 1/2026                                   33,429          34,251
6.00%, 3/ 1/2026                                   10,994          11,108
6.50%, 3/ 1/2026                                   23,405          23,981
6.50%, 5/ 1/2026                                   45,440          46,557
6.50%, 6/ 1/2026                                   21,298          21,822
7.00%, 1/ 1/2027                                   23,634          24,397
7.50%, 7/ 1/2027                                   24,135          25,064
7.00%, 11/ 1/2027                                  20,806          21,479
6.50%, 7/ 1/2028                                   24,532          25,135
6.50%, 9/ 1/2028                                   26,364          27,012

Federal National Mortgage Association (FNMA)
6.00%, 11/ 1/2028                                 220,160         222,421
7.00%, 10/ 1/2029                                 203,878         210,227
7.00%, 6/ 1/2030                                   52,040          53,625
8.00%, 6/ 1/2030                                   18,850          19,881
7.00%, 5/ 1/2031                                  138,056         142,134
7.50%, 5/ 1/2031                                  197,309         204,295
6.50%, 9/ 1/2031                                  385,769         394,431
6.00%, 12/ 1/2031                                 249,871         251,956
7.00%, 2/ 1/2032                                  168,384         173,306
7.00%, 4/ 1/2032                                  393,931         405,446
4.63%, 12/ 1/2032 (b)                             980,203         982,287
6.00%, 1/ 1/2033                                  946,554         953,537
5.50%, 9/ 1/2033                                9,800,762       9,682,947
5.14%, 12/ 1/2033 (b)                           1,553,728       1,528,011
3.69%, 7/ 1/2034 (b)                              632,252         627,435
4.88%, 9/ 1/2034 (b)                            3,296,863       3,264,498
4.73%, 2/ 1/2035 (b)                            3,169,448       3,105,847
4.73%, 4/ 1/2035 (b)                            2,687,780       2,618,704
5.72%, 2/ 1/2036 (b)                              512,564         508,749
5.79%, 6/ 1/2036 (b)(e)                           289,545         290,976
5.00%, 9/25/2036 (e)                            2,700,000       2,683,206
                                                           ---------------
                                                               69,263,281
                                                           ---------------
Government National Mortgage Association
(GNMA) (4.38%)
5.00%, 9/15/2033                                   70,342          68,475
5.50%, 11/15/2033                                 408,629         406,300
5.00%, 10/ 1/2036 (g)                           3,960,000       3,846,150
5.50%, 10/ 1/2036 (g)                           3,140,000       3,118,413
7.00%, 1/15/2024                                   18,455          19,062
7.00%, 2/15/2027                                   64,635          66,837
7.00%, 12/15/2027                                  50,588          52,311
7.00%, 3/15/2028                                  295,695         305,403
7.00%, 5/15/2028                                  156,482         161,620
7.00%, 5/15/2031                                   78,112          80,696
7.00%, 9/15/2031                                  261,798         270,400
7.00%, 6/15/2032                                  691,616         714,243
6.00%, 5/20/2024                                  182,092         184,253
6.00%, 6/20/2024                                  341,701         345,755
6.00%, 11/20/2025                                  62,806          63,570
6.50%, 12/20/2025                                  52,248          53,554
6.50%, 1/20/2026                                  103,352         105,980
6.00%, 2/20/2026                                   41,295          41,807
6.50%, 2/20/2026                                   83,892          86,025
6.00%, 4/20/2026                                   65,265          66,074
6.00%, 5/20/2026                                   29,875          30,245
6.00%, 6/20/2026                                   79,123          80,105
6.00%, 7/20/2026                                   21,726          21,996
6.00%, 9/20/2026                                   72,984          73,905
6.00%, 3/20/2027                                  153,365         155,301
6.00%, 1/20/2028                                   70,327          71,229
6.00%, 3/20/2028                                   29,649          30,029
6.00%, 6/20/2028                                  155,687         157,683
6.00%, 7/20/2028                                  106,101         107,462
6.00%, 3/20/2029                                  187,113         189,510
6.00%, 7/20/2029                                  209,533         212,055
5.50%, 5/20/2035                                2,151,820       2,130,958
                                                           ---------------
                                                               13,317,406
                                                           ---------------
U.S. Treasury (11.87%)
4.13%, 8/15/2010 (c)                           11,000,000      10,819,105

U.S. Treasury
4.25%, 10/15/2010 (c)                           5,850,000       5,777,331
4.25%, 8/15/2014 (c)                            4,000,000       3,902,968
4.13%, 5/15/2015 (c)                            4,500,000       4,342,676
4.25%, 8/15/2015 (c)                            1,450,000       1,410,521
6.88%, 8/15/2025 (c)                            5,500,000       6,871,991
5.38%, 2/15/2031 (c)                            2,800,000       3,024,218
                                                           ---------------
                                                               36,148,810
                                                           ---------------
U.S. Treasury Inflation-Indexed
Obligations (3.52%)
3.88%, 1/15/2009 (c)                            6,204,250       6,382,380
3.00%, 7/15/2012 (c)                            4,187,697       4,344,899
                                                           ---------------
                                                               10,727,279
                                                           ---------------
U.S. Treasury Strip (2.56%)
0.00%, 11/15/2015 (h)                           1,750,000       1,147,680
0.00%, 5/15/2020 (h)                           10,500,000       5,445,153
0.00%, 8/15/2025 (c)(h)                         3,000,000       1,203,405
                                                           ---------------
                                                                7,796,238
                                                           ---------------
TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS                                            195,320,260
                                                           ---------------
SHORT TERM INVESTMENTS (2.17%)
Commercial Paper (2.17%)
Galaxy Funding
5.27%, 10/ 2/2006 (a)                           1,700,000       1,699,751
Investment in Joint Trading Account;
Federal Home Loan Bank
4.75%, 10/ 2/2006                               4,926,282       4,925,633
                                                           ---------------
                                                                6,625,384
                                                           ---------------
TOTAL SHORT TERM INVESTMENTS                                    6,625,384
                                                           ---------------
MONEY MARKET FUNDS (4.82%)
Money Center Banks (4.82%)
BNY Institutional Cash Reserve Fund (a)        14,665,000      14,665,000
                                                           ---------------
TOTAL MONEY MARKET FUNDS                                       14,665,000
                                                           ---------------
Total Investments                                             425,404,227
Liabilities in Excess of Other Assets,
  Net - (39.74)%                                             (120,984,149)
                                                           ---------------
TOTAL NET ASSETS - 100.00%                                    304,420,078
                                                           ===============
                                                           ---------------

                                                           ===============

(a)  Security was purchased with the cash proceeds from securities loans.

(b)  Variable Rate

(c)  Security or a portion of the security was on loan at the end of the period.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $300,127 or 0.10% of net assets.


(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $15,445,611 or 5.07% of net assets.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $5,080,561 or 1.67% of net assets.


(g) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

(h)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                    $          1,588,552
Unrealized Depreciation                                             (3,133,729)
                                                              ------------------
Net Unrealized Appreciation (Depreciation)                          (1,545,177)
Cost for federal income tax purposes                                426,949,404


                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                Unrealized
                                                                               Notional        Appreciation/
Description                                                                     Amount        (Depreciation)
------------------------------------------------- --------------------------- -------------- ------------------
Receive a monthly return equal to a 4.50% 15 year Fannie Mae Obligation
and pay monthly a floating rate based on                                   $   3,392,735       $         8,770
1-month LIBOR less 40 basis points with UBS AG.  Expires March 2007.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index
and pay monthly a floating rate based on                                       1,900,000                10,791
1-month LIBOR with Morgan Stanley.  Expires November 2006.



                          SCHEDULE OF FUTURES CONTRACTS
                                                         Current    Unrealized
                                 Number     Original     Market    Appreciation/
                                    of
Type                             Contracts   Value        Value   (Depreciation)
-------------------------------- --------- -------------------------------------
Buy:
U.S. 2 Year Note; December 2006    100      $20,396,875  $20,450,000     $53,125
Sell:
U.S. 10 Year Note; December 2006   158       16,907,273   17,073,875   (166,602)
U.S. 5 Year Note; December 2006    210       22,066,722   22,158,281    (91,559)
U.S. Long Bond; December 2006       20        2,206,719    2,248,125    (41,406)

Portfolio Summary (unaudited)
----------------------------------------------- ------------------
Sector                                                    Percent
----------------------------------------------- ------------------
Mortgage Securities                                        81.48%
Government                                                 30.53%
Asset Backed Securities                                    22.35%
Financial                                                   5.38%
Liabilities in Excess of Other Assets, Net              (-39.74%)
                                                ------------------
TOTAL NET ASSETS                                          100.00%
                                                ==================

Other Assets Summary (unaudited)
----------------------------------------------- ------------------
Asset Type                                                Percent
----------------------------------------------- ------------------
Futures                                                    20.34%
Total Return Swaps                                          0.01%


Schedule of Investments
September 30, 2006 (unaudited)
Growth Account
                                              Shares
                                               Held             Value
                                            ------------- ------------------
COMMON STOCKS (98.63%)
Advertising Sales (1.32%)
Lamar Advertising Co (a)                        29,000 $          1,548,890
                                                          ------------------

Airlines (1.59%)
UAL Corp (a)(b)                                 70,000            1,859,900
                                                          ------------------

Applications Software (1.21%)
Citrix Systems Inc (a)                          39,000            1,412,190
                                                          ------------------

Beverages - Non-Alcoholic (7.68%)
Coca-Cola Co/The                                71,000            3,172,280
Hansen Natural Corp (a)(b)                      28,114              913,143
PepsiCo Inc                                     75,200            4,907,552
                                                          ------------------
                                                                  8,992,975
                                                          ------------------
Casino Hotels (1.34%)
Las Vegas Sands Corp (a)(b)                     23,000            1,572,050
                                                          ------------------

Casino Services (1.91%)
International Game Technology                   54,000            2,241,000
                                                          ------------------

Commercial Services (2.12%)
Alliance Data Systems Corp (a)(b)               45,000            2,483,550
                                                          ------------------

Computers (5.75%)
Apple Computer Inc (a)                          36,922            2,844,101
Hewlett-Packard Co                             106,000            3,889,140
                                                          ------------------
                                                                  6,733,241
                                                          ------------------
Cosmetics & Toiletries (3.58%)
Colgate-Palmolive Co                            29,600            1,838,160
Procter & Gamble Co                             38,000            2,355,240
                                                          ------------------
                                                                  4,193,400
                                                          ------------------
Dialysis Centers (0.99%)
DaVita Inc (a)                                  20,000            1,157,400
                                                          ------------------

Disposable Medical Products (1.03%)
CR Bard Inc                                     16,000            1,200,000
                                                          ------------------

Diversified Manufacturing Operations (2.89%)
Danaher Corp                                    17,000            1,167,390
Textron Inc                                     25,300            2,213,750
                                                          ------------------
                                                                  3,381,140
                                                          ------------------
Electric Products - Miscellaneous (1.86%)
Emerson Electric Co                             26,000            2,180,360
                                                          ------------------

Electronic Components -
Semiconductors (3.96%)
Broadcom Corp (a)(b)                            78,700            2,387,758
Micron Technology Inc (a)                      129,000            2,244,600
                                                          ------------------
                                                                  4,632,358

                                                          ------------------
Enterprise Software & Services (3.25%)
BEA Systems Inc (a)                            128,000            1,945,600

Enterprise Software & Services
Oracle Corp (a)                                105,000            1,862,700
                                                          ------------------
                                                                  3,808,300
                                                          ------------------
Fiduciary Banks (1.87%)
State Street Corp                               35,000            2,184,000
                                                          ------------------

Finance - Investment Banker & Broker (8.16%)
Charles Schwab Corp/The                         77,000            1,378,300
Goldman Sachs Group Inc                         22,900            3,873,993
Morgan Stanley                                  59,000            4,301,690
                                                          ------------------
                                                                  9,553,983

                                                          ------------------
Home Decoration Products (1.55%)
Newell Rubbermaid Inc                           64,000            1,812,480
                                                          ------------------

Medical - Biomedical/Gene (1.88%)
Celgene Corp (a)(b)                             50,800            2,199,640
                                                          ------------------

Medical - Drugs (0.96%)
AstraZeneca PLC ADR (b)                         18,000            1,125,000
                                                          ------------------

Medical Instruments (0.81%)
Intuitive Surgical Inc (a)                       9,000              949,050
                                                          ------------------

Medical Laboratory & Testing Service (1.52%)
Quest Diagnostics Inc                           29,000            1,773,640
                                                          ------------------

Medical Products (1.75%)
Baxter International Inc                        45,000            2,045,700
                                                          ------------------

Networking Products (3.05%)
Cisco Systems Inc (a)                          155,000            3,565,000
                                                          ------------------

Oil - Field Services (1.71%)
Weatherford International Ltd (a)               48,000            2,002,560
                                                          ------------------

Oil Company - Exploration &
Production (3.49%)
Apache Corp                                     29,300            1,851,760
Devon Energy Corp                               35,400            2,235,510
                                                          ------------------
                                                                  4,087,270
                                                          ------------------
Pharmacy Services (1.99%)
Caremark Rx Inc                                 41,000            2,323,470
                                                          ------------------

Regional Banks (5.02%)
Bank of America Corp                            61,000            3,267,770
PNC Financial Services Group Inc                36,000            2,607,840
                                                          ------------------
                                                                  5,875,610
                                                          ------------------
Retail - Apparel & Shoe (1.36%)
Ltd Brands Inc                                  60,000            1,589,400
                                                          ------------------

Retail - Drug Store (3.89%)
CVS Corp                                       141,600            4,548,192
                                                          ------------------

Retail - Regional Department Store (3.77%)
Federated Department Stores Inc                 48,000            2,074,080
Kohl's Corp (a)                                 36,000            2,337,120
                                                          ------------------
                                                                  4,411,200
                                                          ------------------

                                                          ------------------
Retail - Restaurants (2.04%)
McDonald's Corp (b)                             61,100            2,390,232
                                                          ------------------

Steel - Specialty (1.58%)
Allegheny Technologies Inc                      29,679            1,845,737
                                                          ------------------

Therapeutics (3.20%)
Gilead Sciences Inc (a)                         54,600            3,751,020
                                                          ------------------

Web Portals (2.98%)
Google Inc (a)                                   8,690            3,492,511
                                                          ------------------

Wireless Equipment (5.57%)
Motorola Inc                                   112,500            2,812,500
Nokia OYJ ADR                                   92,000            1,811,480
Qualcomm Inc                                    52,000            1,890,200
                                                          ------------------
                                                                  6,514,180
                                                          ------------------
TOTAL COMMON STOCKS                                    $        115,436,629
                                                          ------------------
                                            Principal
                                              Amount            Value
                                            ------------- ------------------
SHORT TERM INVESTMENTS (1.34%)
Commercial Paper (1.34%)
Investment in Joint Trading Account;
General Electric Capital
5.34%, 10/ 2/2006                            1,572,542            1,572,542
                                                          ------------------
TOTAL SHORT TERM INVESTMENTS                           $          1,572,542
                                                          ------------------
MONEY MARKET FUNDS (10.88%)
Money Center Banks (10.88%)
BNY Institutional Cash Reserve Fund (c)     12,733,000           12,733,000
                                                          ------------------
TOTAL MONEY MARKET FUNDS                               $         12,733,000
                                                          ------------------
Total Investments                                      $        129,742,171
Liabilities in Excess of Other Assets,
  Net - (10.85)%                                                (12,695,432)
                                                          ------------------
TOTAL NET ASSETS - 100.00%                             $        117,046,739
                                                          ==================
                                                          ------------------

                                                          ==================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $         16,671,445

Unrealized Depreciation                                        (1,880,483)
                                                         ------------------
Net Unrealized Appreciation (Depreciation)                      14,790,962
Cost for federal income tax purposes                           114,951,209


Portfolio Summary (unaudited)
-------------------------------------------------------- ------------------
Sector                                                             Percent
-------------------------------------------------------- ------------------
Consumer, Non-cyclical                                              27.51%
Financial                                                           27.27%
Consumer, Cyclical                                                  17.45%
Technology                                                          14.17%
Communications                                                      12.92%
Energy                                                               5.20%
Industrial                                                           4.75%
Basic Materials                                                      1.58%
Liabilities in Excess of Other Assets, Net                       (-10.85%)
                                                         ------------------
TOTAL NET ASSETS                                                   100.00%
                                                         ==================


Schedule of Investments
September 30, 2006 (unaudited)
International Emerging Markets Account
                                              Shares
                                               Held         Value
                                             ---------------------------
COMMON STOCKS (93.76%)
Agricultural Biotech (0.00%)
Global Bio-Chem Technology Group Co Ltd (a)     33,464  $           103
                                                       -----------------

Agricultural Operations (0.59%)
Astra Agro Lestari Tbk PT                      271,010          267,338
Astral Foods Ltd                                28,284          314,948
                                                       -----------------
                                                                582,286
                                                       -----------------
Airlines (0.86%)
Korean Air Lines Co Ltd                         15,320          561,653
Thai Airways International Public Ltd (a)(b)   232,600          292,413
                                                       -----------------
                                                                854,066
                                                       -----------------
Apparel Manufacturers (0.54%)
Youngone Corp                                  119,810          531,645
                                                       -----------------

Applications Software (0.90%)
Infosys Technologies Ltd ADR                    18,554          885,582
                                                       -----------------

Auto - Car & Light Trucks (0.85%)
Hyundai Motor Co                                 5,318          455,106
Tofas Turk Otomobil Fabrik                     143,575          385,398
                                                       -----------------
                                                                840,504
                                                       -----------------
Auto - Medium & Heavy Duty Trucks (0.52%)
Mahindra & Mahindra Ltd                         34,716          514,107
                                                       -----------------

Auto/Truck Parts & Equipment -
Original (0.97%)
Halla Climate Control                           44,770          522,671
Hyundai Mobis                                    4,238          435,666
                                                       -----------------
                                                                958,337
                                                       -----------------
Beverages - Wine & Spirits (0.07%)
Yantai Changyu Pioneer Wine Co                  23,100           72,571
                                                       -----------------

Brewery (0.20%)
Thai Beverage PCL                            1,084,000          201,576
                                                       -----------------

Broadcasting Services & Programming (0.78%)
Grupo Televisa SA ADR                           36,369          773,205
                                                       -----------------

Building - Heavy Construction (0.41%)
YTL Corp Bhd                                   280,600          403,248
                                                       -----------------

Building - Residential & Commercial (0.30%)
Consorcio ARA SA de CV                          59,900          294,033
                                                       -----------------

Building & Construction -
Miscellaneous (0.48%)
Murray & Roberts Holdings Ltd                  114,315          470,907
                                                       -----------------

Building Products - Cement &
Aggregate (3.24%)
Akcansa Cimento AS                              20,948           99,720
Anhui Conch Cement Co Ltd                      262,000          518,469
Associated Cement Co Ltd                        34,582          748,078

Building Products - Cement & Aggregate
Cemex SAB de CV (a)                            503,994        1,520,402
Gujarat Ambuja Cements Ltd                     124,106          315,771
                                                       -----------------
                                                              3,202,440
                                                       -----------------
Cable TV (0.32%)
Vivax SA (a)                                    18,995          312,354
                                                       -----------------

Casino Hotels (0.39%)
Genting Bhd                                     59,150          386,528
                                                       -----------------

Cellular Telecommunications (5.78%)
America Movil SA de CV ADR                      57,546        2,265,586
China Mobile Ltd                               263,459        1,861,262
SK Telecom Co Ltd                                2,254          479,853
Vimpel-Communications ADR (a)                   18,208        1,103,223
                                                       -----------------
                                                              5,709,924
                                                       -----------------
Chemicals - Diversified (0.61%)
Nan Ya Plastics Corp                           433,630          606,604
                                                       -----------------

Commercial Banks (10.62%)
Attijariwafa Bank                                1,415          324,130
Banco do Brasil SA                              21,568          472,688
Banco Macro SA ADR (c)                          13,657          292,260
Banco Nossa Caixa SA (a)                        22,500          449,793
BanColombia SA ADR                              14,021          401,001
Bank BPH                                         1,524          392,234
Bank Hapoalim BM                               104,245          492,530
Bank of Communications Co Ltd (c)            1,043,000          734,842
Bank of the Philippine Islands                 443,534          516,970
Bank Rakyat Indonesia                        1,825,500          969,642
Bumiputra-Commerce Holdings Bhd                276,200          498,029
China Merchants Bank Co Ltd (a)                 33,500           47,205
HDFC Bank Ltd ADR                                6,931          423,137
Komercni Banka AS                                2,527          374,241
Kookmin Bank                                    17,609        1,387,883
Nedbank Group Ltd                               26,139          384,271
Raiffeisen International Bank Holding AS         8,767          932,872
Sberank RF GDR (a)                               5,298        1,154,964
Siam Commercial Bank Public (a)(b)             157,300          251,111
                                                       -----------------
                                                             10,499,803
                                                       -----------------
Computers (1.86%)
High Tech Computer Corp                         45,840        1,213,259
Wistron Corp                                   551,507          625,699
                                                       -----------------
                                                              1,838,958
                                                       -----------------
Computers - Memory Devices (0.40%)
Quanta Storage Inc                             288,772          400,472
                                                       -----------------

Diversified Financial Services (4.39%)
Cathay Financial Holding Co Ltd                268,727          538,306
Investec Ltd                                    80,427          753,730
Mega Financial Holding Co Ltd                1,111,000          787,158
Shin Kong Financial Holding Co Ltd             654,478          602,126
Shinhan Financial Group Co Ltd                  16,139          727,235
Woori Finance Holdings Co Ltd                   44,360          935,005
                                                       -----------------
                                                              4,343,560
                                                       -----------------

Diversified Minerals (1.05%)
Antofagasta PLC                                121,555        1,040,489
                                                       -----------------

Diversified Operations (1.39%)
Barloworld Ltd                                  22,384          373,156
Grupo Carso SA de CV                           228,200          663,930
GS Holdings Corp                                 9,520          332,923
                                                       -----------------
                                                              1,370,009
                                                       -----------------
Electric - Generation (1.84%)
CEZ                                              9,980          353,194
China Power International Development Ltd    1,129,000          462,191
China Resources Power Holdings Co              728,000          769,832
Glow Energy PCL (b)                            305,304          229,475
                                                       -----------------
                                                              1,814,692

                                                       -----------------
Electric - Integrated (0.38%)
CPFL Energia SA                                 29,451          379,838
                                                       -----------------

Electric Products - Miscellaneous (0.71%)
LG Electronics Inc                              10,960          706,350
                                                       -----------------

Electronic Components -
Miscellaneous (1.52%)
HON HAI Precision Industry Co Ltd              247,020        1,503,876
                                                       -----------------

Electronic Components -
Semiconductors (5.06%)
Hynix Semiconductor Inc (a)                     22,213          875,378
MediaTek Inc                                    73,480          697,114
Samsung Electronics Co Ltd                       4,894        3,433,297
                                                       -----------------
                                                              5,005,789
                                                       -----------------
Feminine Health Care Products (0.57%)
Hengan International Group Co Ltd              260,389          559,391
                                                       -----------------

Finance - Credit Card (0.64%)
LG Card Co Ltd                                   9,920          630,939
                                                       -----------------

Finance - Other Services (0.86%)
Grupo Financiero Banorte SA de CV              271,800          850,336
                                                       -----------------

Food - Dairy Products (0.88%)
Wimm-Bill-Dann Foods OJSC ADR (c)               19,449          865,869
                                                       -----------------

Food - Retail (0.36%)
Shoprite Holdings Ltd                          112,028          352,316
                                                       -----------------

Gold Mining (0.65%)
Gold Fields Ltd                                 19,023          336,692
Polyus Gold Co ADR (a)                           7,100          301,750
                                                       -----------------
                                                                638,442
                                                       -----------------
Life & Health Insurance (1.16%)
China Life Insurance Co Ltd                    301,000          588,692
Metropolitan Holdings Ltd                      354,081          558,369
                                                       -----------------
                                                              1,147,061
                                                       -----------------
Machinery - General Industry (0.33%)
Industrias CH SA (a)                            95,092          321,620
                                                       -----------------


Medical - Drugs (0.65%)
Dr Reddy's Laboratories Ltd ADR (c)             40,646          643,020
                                                       -----------------

Medical - Generic Drugs (0.81%)
Teva Pharmaceutical Industries Ltd ADR (c)      23,414          798,183
                                                       -----------------

Metal - Diversified (1.11%)
Kumba Resources Ltd                             10,874          184,776
MMC Norilsk Nickel ADR                           7,206          913,361
                                                       -----------------
                                                              1,098,137
                                                       -----------------
Metal - Iron (0.31%)
Novolipetsk Steel (a)                           15,763          306,590
                                                       -----------------

Metal Processors & Fabrication (0.80%)
Catcher Technology Co Ltd                       91,870          788,310
                                                       -----------------

Multi-Line Insurance (0.89%)
Porto Seguro SA (a)                             42,447          879,050
                                                       -----------------

Non-Ferrous Metals (0.67%)
Grupo Mexico SAB de CV                         211,825          663,088
                                                       -----------------

Oil Company - Exploration &
Production (4.23%)
CNOOC Ltd                                      595,000          494,799
NovaTek OAL (a)                                 10,384          514,008
Oao Gazprom (a)(b)(d)                           11,453        1,252,672
Oao Gazprom (a)                                 38,037        1,664,119
PTT Public Company Limited (a)(b)               44,815          257,551
                                                       -----------------
                                                              4,183,149
                                                       -----------------
Oil Company - Integrated (9.40%)
China Petroleum & Chemical Corp              1,595,108          990,769
LUKOIL ADR                                      31,310        2,352,946
MOL Hungarian Oil and Gas PLC                    7,043          640,945
PetroChina Co Ltd                            1,873,990        2,015,340
Petroleo Brasileiro SA ADR                      28,996        2,430,735
Sasol Ltd                                       26,232          864,478
                                                       -----------------
                                                              9,295,213
                                                       -----------------
Oil Refining & Marketing (1.24%)
SK Corp                                          7,230          480,472
Thai Oil Public (a)(b)                         245,594          392,062
Tupras Turkiye Petrol Rafinerileri AS           22,921          353,097
                                                       -----------------
                                                              1,225,631
                                                       -----------------
Petrochemicals (0.53%)
Reliance Industries (a)                         10,300          525,598
                                                       -----------------

Platinum (0.52%)
Impala Platinum Holdings Ltd                     3,132          518,092
                                                       -----------------

Power Converter & Supply Equipment (1.30%)
Bharat Heavy Electricals                        12,951          676,469
Delta Electronics Inc                          213,150          611,806
                                                       -----------------
                                                              1,288,275
                                                       -----------------
Property & Casualty Insurance (0.64%)
Dongbu Insurance Co Ltd                         21,490          508,585
Meritz Fire & Marine Insurance Co Ltd           19,040          125,324
                                                       -----------------
                                                                633,909
                                                       -----------------

Real Estate Operator & Developer (1.48%)
Huaku Construction Corp                        270,000          553,093
IRSA Inversiones y Representaciones SA(a)(c)    18,555          234,907
Shenzhen Investment Ltd                      1,922,000          678,302
                                                       -----------------
                                                              1,466,302
                                                       -----------------
Retail - Apparel & Shoe (0.87%)
Edgars Consolidated Stores Ltd                 141,582          546,779
Lojas Renner SA                                  5,358          310,966
                                                       -----------------
                                                                857,745
                                                       -----------------
Retail - Home Furnishings (0.51%)
Ellerine Holdings Ltd                           60,246          506,047
                                                       -----------------

Retail - Major Department Store (0.76%)
Hyundai Department Store Co Ltd                  6,302          452,759
Parkson Retail Group Ltd                        79,500          294,340
                                                       -----------------
                                                                747,099
                                                       -----------------
Semiconductor Component - Integrated
Circuits (3.82%)
Advanced Semiconductor Engineering Inc (a)     535,000          497,054
Holtek Semiconductor Inc                       278,747          480,896
Powertech Technology Inc                       168,000          473,075
Realtek Semiconductor Corp                     658,000          809,143
Taiwan Semiconductor Manufacturing Co Ltd      840,224        1,515,564
                                                       -----------------
                                                              3,775,732
                                                       -----------------
Shipbuilding (0.61%)
Hyundai Heavy Industries                         4,372          605,105
                                                       -----------------

Steel - Producers (3.26%)
Angang New Steel Co Ltd (c)                    598,000          475,039
Evraz Group SA (b)(d)                           33,760          795,048
POSCO ADR (c)                                   15,892        1,031,867
Tata Steel Ltd (a)                              27,266          321,009
Tenaris SA ADR                                  16,909          598,240
                                                       -----------------
                                                              3,221,203
                                                       -----------------
Telecommunication Equipment (0.88%)
Foxconn International Holdings Ltd (a)         283,884          874,358
                                                       -----------------

Telecommunication Services (1.29%)
Digi.Com BHD                                   105,143          356,369
Orascom Telecom SAE (a)                          7,417          423,803
Telekomunikasi Indonesia Tbk PT                539,500          494,176
                                                       -----------------
                                                              1,274,348
                                                       -----------------
Telephone - Integrated (1.03%)
Telefonos de Mexico SA de CV ADR (c)            39,888        1,020,335
                                                       -----------------

Television (0.64%)
BEC World PCL (a)(b)                           541,200          244,789
TVN SA (a)                                      11,515          387,439
                                                       -----------------
                                                                632,228
                                                       -----------------
Transport - Marine (0.80%)
Pacific Basin Shipping Ltd                     417,000          239,211
Sincere Navigation                              98,000          106,446
STX Pan Ocean Co Ltd                           769,000          409,610
U-Ming Marine Transport Corp                    35,000           38,175
                                                       -----------------
                                                                793,442
                                                       -----------------

Water (0.76%)
Cia de Saneamento Basico do Estado de
Sao Paulo (a)                                6,230,000          755,865
                                                       -----------------

Web Portals (0.81%)
Dacom Corp                                      33,260          804,706
                                                       -----------------

Wire & Cable Products (0.66%)
LS Cable Ltd                                    17,520          647,861
                                                       -----------------
TOTAL COMMON STOCKS                                          92,698,451
                                                       -----------------
PREFERRED STOCKS (4.18%)
Airlines (0.55%)
Tam SA                                          17,297          547,353
                                                       -----------------

Commercial Banks (0.68%)
Banco Bradesco SA                               20,267          673,077
                                                       -----------------

Diversified Minerals (0.49%)
Cia Vale do Rio Doce                            25,836          478,400
                                                       -----------------

Diversified Operations (0.28%)
Investimentos Itau SA (a)                       67,000          275,592
                                                       -----------------

Electric - Distribution (0.58%)
Eletropaulo Metropolitana de Sao Paulo (a)   4,340,000          574,657
                                                       -----------------

Investment Companies (0.01%)
Lereko Mobility Pty Ltd                          2,003            9,695
                                                       -----------------

Paper & Related Products (0.59%)
Aracruz Celulose SA (a)                         54,826          271,478
Klabin SA                                      146,245          309,870
                                                       -----------------
                                                                581,348
                                                       -----------------
Steel - Producers (1.00%)
Gerdau SA                                       37,749          511,203
Usinas Siderurgicas de Minas Gerais SA          16,100          479,440
                                                       -----------------
                                                                990,643

                                                       -----------------
TOTAL PREFERRED STOCKS                                        4,130,765
                                                       -----------------
                                             rincipal
                                              Amount        Value
                                             ---------------------------
SHORT TERM INVESTMENTS (0.45%)
Commercial Paper (0.45%)
Investment in Joint Trading Account;
General Electric Capital
5.34%, 10/ 2/2006                              451,499          451,499
                                                       -----------------
TOTAL SHORT TERM INVESTMENTS                                    451,499
                                                       -----------------
MONEY MARKET FUNDS (9.03%)
Money Center Banks (9.03%)
BNY Institutional Cash Reserve Fund (e)      8,926,000        8,926,000
                                                       -----------------
TOTAL MONEY MARKET FUNDS                               $      8,926,000
                                                       -----------------
Total Investments                                      $    106,206,715
Liabilities in Excess of Other Assets, Net
  - (7.42%)                                                  (7,336,129)
                                                       -----------------
TOTAL NET ASSETS - 100.00%                             $     98,870,586
                                                       =================
                                                       -----------------

                                                       =================

(a)  Non-Income Producing Security

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.


(c)  Security or a portion of the security was on loan at the end of the period.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.


(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $         18,291,637
Unrealized Depreciation                                  (2,582,455)
                                                   ------------------
Net Unrealized Appreciation (Depreciation)                15,709,182
Cost for federal income tax purposes                      90,452,558


Portfolio Summary (unaudited)
------------------------------------------------- ------------------
Country                                                     Percent
------------------------------------------------- ------------------
Korea, Republic Of                                           17.28%
Taiwan, Province Of China                                    12.99%
Russian Federation                                           11.35%
Brazil                                                       10.23%
United States                                                 9.48%
Mexico                                                        8.47%
China                                                         6.39%
South Africa                                                  6.24%
Hong Kong                                                     5.42%
India                                                         5.11%
Thailand                                                      1.89%
Indonesia                                                     1.75%
Malaysia                                                      1.66%
Israel                                                        1.31%
United Kingdom                                                1.05%
Austria                                                       0.94%
Turkey                                                        0.85%
Poland                                                        0.79%
Czech Republic                                                0.74%
Hungary                                                       0.65%
Luxembourg                                                    0.61%
Argentina                                                     0.53%
Philippines                                                   0.52%
Egypt                                                         0.43%
Colombia                                                      0.41%
Morocco                                                       0.33%
Liabilities in Excess of Other Assets, Net                 (-7.42%)
                                                  ------------------
TOTAL NET ASSETS                                            100.00%
                                                  ==================


Schedule of Investments
September 30, 2006 (unaudited)
International SmallCap Account
                                              Shares
                                               Held             Value
                                            ------------- ------------------
COMMON STOCKS (96.44%)
Advertising Sales (0.30%)
Teleperformance                                 13,025 $            485,084
                                                          ------------------

Advertising Services (1.31%)
Aegis Group Plc                                338,904              846,706
Publicis Groupe                                 33,075            1,301,347
                                                          ------------------
                                                                  2,148,053
                                                          ------------------
Agricultural Operations (0.07%)
Provimi SA                                       2,937              109,195
                                                          ------------------

Airlines (0.36%)
Deutsche Lufthansa AG                           27,624              584,379
                                                          ------------------

Airport Development & Maintenance (0.16%)
Japan Airport Terminal Co Ltd                   24,000              262,228
                                                          ------------------

Apparel Manufacturers (0.99%)
Adolfo Dominguez                                 1,424               88,930
Gerry Weber International AG                     2,183               46,817
Gildan Activewear (a)                           15,122              736,548
Handsome Co Ltd                                 15,100              237,707
Mariella Burani SpA                              5,662              135,414
Valentino Fashion Group SpA                     11,196              383,780
                                                          ------------------
                                                                  1,629,196
                                                          ------------------
Appliances (0.09%)
AFG Arboinia - Forster Holding                     186               61,928
Schulthess Group                                   146               84,181
                                                          ------------------
                                                                    146,109
                                                          ------------------
Applications Software (0.77%)
NSD CO LTD                                       8,200              334,070
Sage Group PLC                                 198,047              928,548
                                                          ------------------
                                                                  1,262,618
                                                          ------------------
Athletic Footwear (0.54%)
Puma AG Rudolf Dassler Sport                     2,577              877,313
                                                          ------------------

Audio & Video Products (0.32%)
Canon Electronics Inc                           10,958              384,247
D&M Holdings Inc                                47,030              147,386
                                                          ------------------
                                                                    531,633

                                                          ------------------
Auto/Truck Parts & Equipment -
Original (1.22%)
Brembo SpA                                      19,752              209,925
Futaba Industrial Co Ltd                        20,928              452,009
Keihin Corp                                     20,600              526,930
Nippon Seiki Co Ltd                             12,725              278,610
Nissin Kogyo Co Ltd                             23,879              533,948
                                                          ------------------
                                                                  2,001,422
                                                          ------------------
Beverages - Non-Alcoholic (0.24%)
Asahi Soft Drinks Co Ltd                        14,604              216,465
Kagome Co Ltd                                   11,840              177,703
                                                          ------------------
                                                                    394,168
                                                          ------------------

Beverages - Wine & Spirits (1.30%)
C&C Group PLC                                  135,541            1,838,874
Mercian Corp                                   116,946              296,166
                                                          ------------------
                                                                  2,135,040
                                                          ------------------
Brewery (0.47%)
Wolverhampton & Dudley Brew PLC                 28,407              763,569
                                                          ------------------

Building - Heavy Construction (1.79%)
ACS Actividades de Construccion y
Servicios SA                                    44,922            2,128,250
Babis Vovos International Construction           4,080              106,468
Compagnie d'Entreprises CFE                         74               69,367
Lemminkainen Oyj                                   936               36,578
Maeda Road Construction Co Ltd                  19,470              141,162
Severfield-Rowen PLC                            10,120              282,608
Veidekke ASA                                     5,238              164,726
                                                          ------------------
                                                                  2,929,159
                                                          ------------------
Building - Maintenance & Service (0.54%)
Babcock International Group                    134,977              879,298
                                                          ------------------

Building - Residential & Commercial (1.36%)
Haseko Corp (a)(b)                             134,500              463,656
Kaufman & Broad SA                               4,818              285,325
Persimmon PLC                                   55,978            1,398,012
Sunland Group Ltd                               47,072               83,252
                                                          ------------------
                                                                  2,230,245
                                                          ------------------
Building & Construction -
Miscellaneous (1.70%)
Galliford Try PLC                               64,314              145,363
JM AB                                           51,048              896,825
Kolon Engineering & Construction Co Ltd          6,580               99,413
Leighton Holdings Ltd                           64,946              937,334
Morgan Sindall PLC                              19,633              425,409
United Group Ltd                                26,151              277,116
                                                          ------------------
                                                                  2,781,460
                                                          ------------------
Building & Construction Products -
Miscellaneous (1.99%)
Geberit AG                                       1,435            1,744,041
Kingspan Group PLC                              32,945              678,164
Nichias Corp                                    66,000              464,541
Okabe Co Ltd                                    31,298              126,183
Rockwool International AS                        1,804              256,186
                                                          ------------------
                                                                  3,269,115
                                                          ------------------
Building Products - Air & Heating (0.03%)
Belimo Holding AG                                   60               48,279
                                                          ------------------

Building Products - Cement &
Aggregate (1.59%)
Buzzi Unicem SpA                                14,144              334,151
Cementir SpA                                     8,915               68,832
Ciments Francais                                 2,980              472,243
Holcim Ltd                                      19,353            1,577,317
Italmobiliare SpA                                  559               49,568
Semapa-Sociedade de Investimento e
  Gestao SGPS SA                                10,059              103,212
                                                          ------------------
                                                                  2,605,323
                                                          ------------------
Building Products - Wood (0.60%)
Travis Perkins PLC                              30,562              991,617
                                                          ------------------

Cellular Telecommunications (0.26%)
MobileOne Ltd                                  199,189              264,932

Cellular Telecommunications
Okinawa Cellular Telephone Co                       59              156,414
                                                          ------------------
                                                                    421,346
                                                          ------------------
Chemicals - Diversified (3.14%)
DC Chemical Co Ltd                               3,040              146,139
Fujimi Inc                                       7,300              206,513
K+S AG                                          16,213            1,300,047
Lanxess AG (a)                                  35,122            1,499,788
Mitsubishi Gas Chemical Co Inc                 109,365            1,188,458
Nippon Soda Co Ltd                              64,000              322,534
NOF Corp                                        78,000              488,883
                                                          ------------------
                                                                  5,152,362
                                                          ------------------
Chemicals - Specialty (1.32%)
Elementis Plc                                   91,281              151,325
Gurit Holding AG                                   111               78,783
Methanex Corp (a)                               27,700              672,606
Umicore                                          8,520            1,259,512
                                                          ------------------
                                                                  2,162,226
                                                          ------------------
Circuit Boards (0.13%)
Simm Tech Co Ltd                                19,240              215,472
                                                          ------------------

Coatings & Paint (0.26%)
Kansai Paint Co Ltd                             56,000              423,563
                                                          ------------------

Commercial Banks (4.69%)
Amagerbanken A/S                                   650               41,516
Banche Popolari Unite Scpa                      24,871              668,545
Banco Popolare di Verona e Novara Scrl          48,696            1,344,133
Banco Sabadell SA                               27,081              972,202
Bank of Iwate Ltd/The                            2,011              118,379
Bank of Nagoya Ltd/The                          11,318               86,180
Canadian Western Bank                            2,700              102,516
Credito Emiliano SpA                            38,460              545,656
Daegu Bank                                      40,600              679,884
Daito Bank Ltd/The                              28,765               43,611
Industrial & Commercial Bank of China Ltd      216,000              376,436
Kagoshima Bank Ltd/The                          16,314              119,939
Keiyo Bank Ltd/The                              74,123              417,497
Oita Bank Ltd/The                               17,154              123,208
Pusan Bank                                      40,020              494,700
San-In Godo Bank Ltd/The                        12,369              113,145
Sparebanken Midt-Norge                          10,120              120,704
Sydbank A/S                                     14,150              520,389
Tokushima Bank Ltd/The                          10,172               69,700
Vontobel Holding AG                              8,084              332,012
Wing Hang Bank Ltd                              40,000              390,645
                                                          ------------------
                                                                  7,680,997
                                                          ------------------
Commercial Services (0.79%)
Aggreko Plc                                    159,209              999,238
ITE Group PLC                                   11,509               26,228
Spice Holdings PLC                               5,930               33,508
Venture Link Co Ltd (a)(b)                      90,308              243,238
                                                          ------------------
                                                                  1,302,212
                                                          ------------------
Computer Services (0.21%)
Alten (a)                                       10,661              337,621
                                                          ------------------


Computers - Integrated Systems (0.09%)
NS Solutions Corp                                5,600              145,615
                                                          ------------------

Consulting Services (0.12%)
ASK Planning Center Inc                         17,180               73,047
Intage Inc                                       3,558               79,107
Poyry Oyj                                        3,166               38,421
                                                          ------------------
                                                                    190,575
                                                          ------------------
Cosmetics & Toiletries (0.06%)
Milbon Co Ltd                                    3,000              103,164
                                                          ------------------

Distribution & Wholesale (0.72%)
Inabata & Co Ltd                                14,029              103,971
Inchcape Plc                                   100,236              979,237
Tat Hong Holdings Ltd                          130,000               90,961
                                                          ------------------
                                                                  1,174,169
                                                          ------------------
Diversified Financial Services (0.72%)
Acta Holding ASA                               104,783              424,363
Investec PLC                                    77,058              755,682
                                                          ------------------
                                                                  1,180,045
                                                          ------------------
Diversified Manufacturing Operations (1.36%)
Aalberts Industries NV                           3,974              294,242
Charter PLC (a)                                 99,941            1,589,610
Senior PLC - Rights (a)                         12,393                2,894
Senior PLC                                      61,967               64,241
SKC Co Ltd                                      12,780              279,499
                                                          ------------------
                                                                  2,230,486
                                                          ------------------
Diversified Minerals (0.73%)
EuroZinc Mining Corp (a)                       203,453              485,085
Inmet Mining Corp                               18,997              719,592
                                                          ------------------
                                                                  1,204,677
                                                          ------------------
Diversified Operations (0.31%)
Bergman & Beving AB                              5,903              120,822
Hunting Plc                                     46,633              387,628
                                                          ------------------
                                                                    508,450
                                                          ------------------
Electric - Distribution (0.13%)
SP AusNet                                      217,594              211,906
                                                          ------------------

Electric - Integrated (1.56%)
ASM                                             41,976              206,179
Fortis Inc                                      22,164              485,536
International Power PLC                        308,878            1,807,342
MVV Energie AG                                   2,024               59,354
                                                          ------------------
                                                                  2,558,411
                                                          ------------------
Electric - Transmission (1.00%)
Red Electrica de Espana                         14,431              559,567
Terna SpA                                      372,046            1,081,611
                                                          ------------------
                                                                  1,641,178
                                                          ------------------
Electric Products - Miscellaneous (0.02%)
Solar Holdings A/S                                 373               37,383
                                                          ------------------

Electronic Components -
Miscellaneous (0.96%)
Chemring Group PLC                              15,992              447,782
Koa Corp                                        30,469              415,751
Star Micronics Co Ltd                           35,000              665,523

Electronic Components - Miscellaneous
Telecomunicaciones y Energia (a)                 2,735               37,521
                                                          ------------------
                                                                  1,566,577
                                                          ------------------
Electronic Components -
Semiconductors (0.95%)
Shinko Electric Industries                      19,405              540,740
SOITEC (a)                                      35,063            1,012,688
                                                          ------------------
                                                                  1,553,428
                                                          ------------------
Electronic Connectors (0.02%)
Iriso Electronics Co Ltd                           900               33,465
                                                          ------------------

Electronic Measurement Instruments (0.03%)
Sartorius AG                                     1,087               42,342
                                                          ------------------

Engineering - Research & Development
Services (1.29%)
ABB Ltd                                         98,409            1,290,983
Arcadis NV                                       6,858              301,105
Bradken Ltd                                     48,039              215,095
Keller Group PLC                                16,729              209,054
Macmahon Holdings Ltd                           55,158               32,106
WSP Group PLC                                    6,978               62,142
                                                          ------------------
                                                                  2,110,485
                                                          ------------------
Enterprise Software & Services (0.31%)
Autonomy Corp PLC (a)                           54,220              470,190
Linedata Services                                1,269               33,919
                                                          ------------------
                                                                    504,109
                                                          ------------------
Environmental Monitoring & Detection (0.12%)
Munters AB                                       5,162              200,041
                                                          ------------------

E-Services - Consulting (0.16%)
Ementor ASA (a)                                 35,407              164,579
IXI Co Ltd                                          32               97,844
                                                          ------------------
                                                                    262,423

                                                          ------------------
Extended Service Contracts (0.32%)
Homeserve PLC                                   16,981              528,446
                                                          ------------------

Feminine Health Care Products (0.21%)
Hengan International Group Co Ltd              163,409              351,050
                                                          ------------------

Filtration & Separation Products (0.49%)
Alfa Laval AB                                   24,055              807,463
                                                          ------------------

Finance - Investment Banker & Broker (0.61%)
Babcock & Brown Ltd                             56,641              851,287
Takagi Securities Co Ltd                        34,541              150,375
                                                          ------------------
                                                                  1,001,662
                                                          ------------------
Finance - Leasing Company (1.35%)
Banca Italease SpA                              22,468            1,107,149
Fuyo General Lease Co Ltd                        8,274              232,666
STB Leasing Co Ltd                               2,344               29,482
Sumisho Lease Co Ltd                            15,000              846,144
                                                          ------------------
                                                                  2,215,441
                                                          ------------------
Finance - Other Services (2.02%)
Datamonitor PLC                                 10,401               79,462
Deutsche Boerse AG                               5,536              831,010
Euronext NV (a)                                 12,887            1,251,284
Hellenic Exchanges Holding SA (a)               27,198              430,664

Finance - Other Services
TSX Group Inc                                   16,500              724,986
                                                          ------------------
                                                                  3,317,406
                                                          ------------------
Fisheries (0.42%)
Katokichi Co Ltd                                60,798              496,930
PAN Fish ASA (a)                               246,791              194,597
                                                          ------------------
                                                                    691,527
                                                          ------------------
Food - Confectionery (0.08%)
Barry Callebaut AG (a)                             285              135,460
                                                          ------------------

Food - Dairy Products (0.05%)
Robert Wiseman Dairies Plc                       9,535               77,477
                                                          ------------------

Food - Flour & Grain (0.03%)
Samyang Genex Co Ltd                               641               53,840
                                                          ------------------

Food - Miscellaneous/Diversified (1.12%)
Daesang Corp                                    22,091              275,408
East Asiatic Co Ltd A/S                         10,779              505,360
Iaws Group Plc                                   8,735              161,993
Nisshin Oillio Group Ltd/The                    90,000              522,170
Q'Sai Co Ltd                                    10,100              162,965
Unicharm Petcare Corp                            4,971              203,783
                                                          ------------------
                                                                  1,831,679
                                                          ------------------
Food - Retail (0.16%)
Metro Inc                                        8,600              259,006
                                                          ------------------

Food - Wholesale & Distribution (0.12%)
Valor Co Ltd                                    10,912              189,469
                                                          ------------------

Footwear & Related Apparel (0.17%)
Prime Success International Group              387,778              271,715
                                                          ------------------

Gas - Distribution (0.21%)
Alinta Ltd                                      40,214              342,111
                                                          ------------------

Gold Mining (0.10%)
Northgate Minerals Corp (a)                     52,792              169,877
                                                          ------------------

Hazardous Waste Disposal (0.11%)
Newalta Income Fund                              6,400              184,316
                                                          ------------------

Home Decoration Products (0.07%)
Hunter Douglas NV                                1,655              115,935
                                                          ------------------

Home Furnishings (0.35%)
Nobia AB                                        17,250              576,683
                                                          ------------------

Hotels & Motels (0.38%)
Millennium & Copthorne Hotels PLC               19,335              174,172
Sol Melia SA                                    24,776              444,099
                                                          ------------------
                                                                    618,271
                                                          ------------------
Human Resources (1.04%)
Michael Page International Plc                  94,615              679,546
Robert Walters Plc                              37,402              176,233

Human Resources
USG People NV                                   12,235              854,754
                                                          ------------------
                                                                  1,710,533
                                                          ------------------
Import & Export (0.09%)
Daewoo International Corp                        3,990              150,916
                                                          ------------------

Industrial Audio & Video Products (0.07%)
EVS Broadcast Equipment SA                       2,175              120,953
                                                          ------------------

Industrial Automation & Robots (0.36%)
CKD Corp                                        51,600              588,703
                                                          ------------------

Instruments - Controls (0.16%)
Rotork Plc                                      18,158              260,660
                                                          ------------------

Instruments - Scientific (0.41%)
Ulvac Inc                                       18,918              664,970
                                                          ------------------

Internet Brokers (0.08%)
Comdirect Bank AG                               12,244              131,061
                                                          ------------------

Internet Connectivity Services (0.19%)
Hanarotelecom Inc (a)                           42,729              315,558
                                                          ------------------

Internet Content - Entertainment (0.20%)
Buongiorno SpA (a)                              66,045              329,631
                                                          ------------------

Internet Content - Information &
News (0.07%)
Seek Ltd                                        28,611              107,823
                                                          ------------------

Internet Gambling (0.42%)
IG Group Holdings PLC                          142,840              691,054
                                                          ------------------

Investment Companies (0.09%)
ABG Sundal Collier ASA                          54,499               96,563
Bure Equity AB (a)                             114,298               46,165
                                                          ------------------
                                                                    142,728
                                                          ------------------
Investment Management & Advisory
Services (1.17%)
Allco Finance Group Ltd (b)                     57,937              460,027
Kenedix Inc                                        210            1,172,151
MFS Ltd                                         20,380               60,682
Risa Partners Inc (b)                               53              232,084
                                                          ------------------
                                                                  1,924,944
                                                          ------------------
Leisure & Recreation Products (0.08%)
CTS Eventim AG                                   3,864              124,081
                                                          ------------------

Life & Health Insurance (0.69%)
Swiss Life Holding (a)                           4,834            1,127,593
                                                          ------------------

Lottery Services (0.30%)
Tattersall's Ltd (b)                           183,751              490,906
                                                          ------------------

Machinery - Construction & Mining (0.50%)
Aichi Corp                                      16,991              158,879
Palfinger AG                                       865               88,361
Takeuchi Manufacturing Co Ltd                    8,500              395,248

Machinery - Construction & Mining
Wajax Income Fund                                5,784              182,492
                                                          ------------------
                                                                    824,980
                                                          ------------------
Machinery - Electrical (0.67%)
Disco Corp                                       5,400              331,597
KCI Konecranes Oyj                              40,691              771,635
                                                          ------------------
                                                                  1,103,232
                                                          ------------------
Machinery - General Industry (2.13%)
Deutz AG (a)                                     9,152               96,109
Frigoglass SA                                    6,266              120,173
Furukawa Co Ltd                                136,452              343,254
Haulotte Group                                  23,165              598,918
Hyundai Elevator Co Ltd                          1,120               91,115
Laperriere & Verreault Group (a)                 1,387               28,830
MAN AG                                          18,953            1,599,704
MMI Holding Ltd                                564,201              353,870
Sintokogio Ltd                                  25,259              267,213
                                                          ------------------
                                                                  3,499,186
                                                          ------------------
Machinery - Material Handling (0.21%)
Fuji Machine Manufacturing Co Ltd               17,756              340,637
                                                          ------------------

Machinery - Thermal Processing (0.08%)
Denyo Co Ltd                                    11,027              124,686
                                                          ------------------

Machinery Tools & Related Products (0.64%)
Gildemeister AG                                  3,252               33,203
Mori Seiki Co Ltd                               51,400              981,722
Schweiter Technologies AG                          134               35,906
                                                          ------------------
                                                                  1,050,831
                                                          ------------------
Medical - Biomedical/Gene (0.04%)
Arpida Ltd (a)                                   3,045               67,993
                                                          ------------------

Medical - Drugs (0.57%)
Kobayashi Pharmaceutical Co Ltd                  5,969              228,012
Kyorin Co Ltd                                    9,000               97,421
Nippon Shinyaku Co Ltd                          17,000              138,661
Recordati SpA                                   45,988              321,570
Seikagaku Corp                                   7,030               75,739
TopoTarget A/S (a)                              14,000               78,479
                                                          ------------------
                                                                    939,882
                                                          ------------------
Medical - Generic Drugs (0.38%)
Sawai Pharmaceutical Co Ltd                     11,466              540,936
Towa Pharmaceutical Co Ltd                       3,479               88,401
                                                          ------------------
                                                                    629,337
                                                          ------------------
Medical - Hospitals (0.38%)
Healthscope Ltd                                176,414              622,701
                                                          ------------------

Medical - Nursing Homes (0.18%)
Orpea (a)                                        3,868              293,253
                                                          ------------------

Medical - Wholesale Drug
Distribution (0.26%)
Meda AB                                         18,611              427,909
                                                          ------------------

Medical Instruments (0.29%)
Gyrus Group PLC (a)                             19,641              133,178

Medical Instruments
Nihon Kohden Corp                               19,474              344,731
                                                          ------------------
                                                                    477,909
                                                          ------------------
Medical Laboratory & Testing Service (0.07%)
BML Inc                                          5,299              114,898
                                                          ------------------

Medical Products (0.68%)
Bespak Plc                                       4,003               46,285
Phonak Holding AG                               13,913              877,641
Q-Med AB                                        13,150              187,510
                                                          ------------------
                                                                  1,111,436
                                                          ------------------
Metal - Aluminum (0.17%)
Aluminium of Greece S.A.I.C.                    13,912              284,789
                                                          ------------------

Metal - Copper (0.04%)
Cumerio                                          3,323               69,371
                                                          ------------------

Metal - Diversified (1.46%)
Anvil Mining Ltd (a)                             9,950               79,375
AUR Resources Inc                               37,852              610,708
Pacific Metals Co Ltd                           61,000              477,915
Zinifex Ltd                                    139,367            1,222,034
                                                          ------------------
                                                                  2,390,032
                                                          ------------------
Metal Processors & Fabrication (0.35%)
CFF Recycling                                    1,365               44,698
Martinrea International Inc (a)                  4,400               30,486
Nippon Filcon Co Ltd/Tokyo                      13,798              159,408
Ryobi Ltd                                       46,302              346,681
                                                          ------------------
                                                                    581,273
                                                          ------------------
Metal Products - Distribution (0.13%)
Daiichi Jitsugyo Co Ltd                         13,954               66,068
Furusato Industries Ltd                          5,578               82,017
Sato Shoji Corp                                  6,257               58,402
                                                          ------------------
                                                                    206,487
                                                          ------------------
Miscellaneous Manufacturers (0.33%)
Arctic Glacier Income Fund                       5,541               66,304
Fenner Plc                                      25,038               93,890
Mecalux SA                                       7,212              245,754
Nippon Pillar Packing Co Ltd                    10,566              128,243
                                                          ------------------
                                                                    534,191
                                                          ------------------
Mortgage Banks (0.98%)
Aareal Bank AG                                   3,891              172,414
Bradford & Bingley PLC                         161,667            1,427,628
                                                          ------------------
                                                                  1,600,042
                                                          ------------------
Multi-Line Insurance (1.77%)
Alm. Brand Skadesforsikring A/S (a)              2,650              140,447
CNP Assurances                                  13,579            1,315,895
Fondiaria-Sai SpA                               25,142            1,101,647
Grupo Catalana Occidente SA                     10,165              341,228
                                                          ------------------
                                                                  2,899,217
                                                          ------------------
Multimedia (0.24%)
Corus Entertainment - B Shares (a)              10,359              395,734
                                                          ------------------

Non-Ferrous Metals (0.87%)
Hudbay Minerals (a)                             59,597              744,662
Korea Zinc Co Ltd                                3,720              336,038

Non-Ferrous Metals
Poongsan Corp                                   16,420              346,963
                                                          ------------------
                                                                  1,427,663
                                                          ------------------
Office Automation & Equipment (0.49%)
Neopost SA                                       6,772              807,232
                                                          ------------------

Oil - Field Services (1.55%)
CCS Income Trust                                 7,736              252,747
Flint Energy Services Ltd (a)                    1,360               72,568
Fugro NV                                        30,072            1,265,857
Petrofac Ltd                                    71,524              415,169
Savanna Energy Services Corp (a)                 6,754              110,785
TGS Nopec Geophysical Co ASA (a)                26,500              419,738
                                                          ------------------
                                                                  2,536,864
                                                          ------------------
Oil & Gas Drilling (0.83%)
AOC Holdings Inc                                28,715              507,100
Ensign Energy Services Inc                      44,494              739,805
Freehold Royalty Trust                           6,828              116,284
                                                          ------------------
                                                                  1,363,189
                                                          ------------------
Oil Company - Exploration &
Production (1.59%)
Avenir Diversified Income Trust                  8,246               62,086
Baytex Energy Trust (a)                          6,700              140,228
Dana Petroleum Plc (a)                          51,301            1,135,550
Mission Oil & Gas Inc (a)                        2,699               29,030
Tullow Oil PLC                                 176,377            1,241,245
                                                          ------------------
                                                                  2,608,139
                                                          ------------------
Oil Company - Integrated (0.08%)
Star Energy Group PLC (a)                       21,731              124,821
                                                          ------------------

Oil Field Machinery & Equipment (0.20%)
Schoeller-Bleckmann Oilfield Equipment           4,132              158,754
Total Energy Services Trust                     12,486              163,846
                                                          ------------------
                                                                    322,600
                                                          ------------------
Oil Refining & Marketing (0.24%)
Fuchs Petrolub AG                                1,196               66,010
Singapore Petroleum Co Ltd                     109,000              322,933
                                                          ------------------
                                                                    388,943
                                                          ------------------
Optical Supplies (0.88%)
Cie Generale d'Optique Essilor
  International SA                              14,056            1,437,792
                                                          ------------------

Photo Equipment & Supplies (0.07%)
Tamron Co Ltd                                    6,600              116,834
                                                          ------------------

Printing - Commercial (0.72%)
De La Rue Plc                                   54,247              579,607
Nissha Printing Co Ltd                          13,192              598,900
                                                          ------------------
                                                                  1,178,507
                                                          ------------------
Property & Casualty Insurance (0.29%)
FBD Holdings Plc                                 3,788              180,902
Meritz Fire & Marine Insurance Co Ltd           27,060              178,113
Northbridge Financial Corp                       4,100              111,352
                                                          ------------------
                                                                    470,367
                                                          ------------------
Property Trust (0.17%)
Babcock & Brown Japan Property Trust           132,628              190,525
Galileo Shopping America Trust                  36,931               33,899

Property Trust
Kiwi Income Property Trust                      56,621               51,015
                                                          ------------------
                                                                    275,439
                                                          ------------------
Publishing - Periodicals (1.11%)
United Business Media PLC                       93,942            1,164,295
Woongjin Thinkbig Co Ltd                        31,640              658,540
                                                          ------------------
                                                                  1,822,835
                                                          ------------------
Real Estate Magagement & Services (1.65%)
Ardepro Co Ltd (b)                               1,145              351,554
Arealink Co Ltd                                    359              208,592
Arnest One Corp                                  6,008               88,340
DTZ Holdings PLC                                28,509              350,671
Erinaceous Group PLC                             9,381               55,286
IVG Immobilien AG                               27,795            1,009,453
Pierre & Vacances                                1,386              156,961
Sumitomo Real Estate Sales Co Ltd                3,781              322,169
Tosei Corp                                         182              163,402
                                                          ------------------
                                                                  2,706,428
                                                          ------------------
Real Estate Operator & Developer (3.27%)
Ascott Group Ltd/The                           221,000              142,095
British Land Co PLC                             64,968            1,654,084
FKP Property Group                              25,978              109,532
Hammerson Plc                                   63,723            1,560,490
Joint Corp                                      21,368              731,180
Kowloon Development Co Ltd                     129,000              224,485
Mapeley Ltd                                      2,958              186,591
Shoei Co Ltd                                     8,700              268,962
UOL Group Ltd                                   89,000              196,357
Wing Tai Holdings Ltd                          241,567              287,797
                                                          ------------------
                                                                  5,361,573
                                                          ------------------
Recycling (0.40%)
Asahi Pretec Corp                               28,205              650,974
                                                          ------------------

REITS - Diversified (1.19%)
CapitaCommercial Trust                          59,400               82,750
Dundee Real Estate Investment Trust              4,500              139,479
Unibail                                          8,228            1,727,065
                                                          ------------------
                                                                  1,949,294
                                                          ------------------
REITS - Hotels (0.06%)
Legacy Hotels Real Estate Investment Trust      12,190              105,002
                                                          ------------------

Rental - Auto & Equipment (0.83%)
Boom Logistics Ltd                             102,757              296,762
Consumers' Waterheater Income Fund/The           4,744               66,760
Northgate Plc                                   20,494              389,897
Ramirent Oyj                                     7,029              302,825
Sixt AG                                          6,458              298,513
                                                          ------------------
                                                                  1,354,757

                                                          ------------------
Retail - Apparel & Shoe (0.26%)
Just Group Ltd                                 140,550              393,322
Mothercare PLC                                   5,123               32,153
                                                          ------------------
                                                                    425,475
                                                          ------------------
Retail - Automobile (0.07%)
European Motor Holdings Plc                      4,379               34,620
Lookers Plc                                     26,650               83,507
                                                          ------------------
                                                                    118,127
                                                          ------------------

Retail - Building Products (0.13%)
DCM Japan Holdings Co Ltd                       17,493              219,876
                                                          ------------------

Retail - Catalog Shopping (0.16%)
N Brown Group PLC                               44,988              198,322
Senshukai Co Ltd                                 5,645               63,591
                                                          ------------------
                                                                    261,913
                                                          ------------------
Retail - Consumer Electronics (0.16%)
Joshin Denki Co Ltd (b)                         43,114              262,558
                                                          ------------------

Retail - Drug Store (0.12%)
Cosmos Pharmaceutical Corp                       7,547              193,685
                                                          ------------------

Retail - Jewelry (0.66%)
Folli - Follie SA                                3,010               87,316
Swatch Group AG                                  5,151              992,449
                                                          ------------------
                                                                  1,079,765

                                                          ------------------
Retail - Mail Order (0.02%)
Takkt AG                                         2,068               29,812
                                                          ------------------

Retail - Miscellaneous/Diversified (0.65%)
Amplifon SpA                                    26,387              207,909
Izumi Co Ltd                                    14,778              536,972
Macintosh Retail Group NV                        4,353              131,237
Miller's Retail Ltd                            156,138              184,099
                                                          ------------------
                                                                  1,060,217
                                                          ------------------
Retail - Pubs (1.75%)
Mitchells & Butlers PLC                        130,946            1,440,687
Punch Taverns PLC                               79,071            1,432,687
                                                          ------------------
                                                                  2,873,374
                                                          ------------------
Retail - Toy Store (0.08%)
JUMBO SA                                         8,317              126,006
                                                          ------------------

Retail - Video Rental (0.24%)
Geo Co Ltd                                         212              400,423
                                                          ------------------

Rubber - Tires (0.92%)
Continental AG                                  12,940            1,501,651
                                                          ------------------

Rubber & Plastic Products (0.06%)
Shin-Etsu Polymer Co Ltd                         6,300               90,606
                                                          ------------------

Schools (0.11%)
MegaStudy Co Ltd                                   841               95,073
Raffles Education Corp Ltd                      55,971               89,616
                                                          ------------------
                                                                    184,689
                                                          ------------------
Security Services (0.06%)
Garda World Security Corp (a)                    4,901               99,061
                                                          ------------------

Semiconductor Component - Integrated
Circuits (0.90%)
CSR PLC (a)                                     38,894              611,000
Wolfson Microelectronics PLC (a)                99,311              870,026
                                                          ------------------
                                                                  1,481,026
                                                          ------------------
Shipbuilding (0.69%)
Aker Yards AS                                    3,480              266,927

Shipbuilding
VT Group PLC                                    95,292              861,517
                                                          ------------------
                                                                  1,128,444
                                                          ------------------
Steel - Producers (2.02%)
Boehler-Uddeholm AG                             10,857              610,089
Hyundai Steel Co                                12,770              444,555
IPSCO (a)                                       11,580            1,005,679
Osaka Steel Co Ltd                               9,920              169,724
Salzgitter AG                                   10,944            1,028,660
Schmolz + Bickenbach AG                            910               52,868
                                                          ------------------
                                                                  3,311,575
                                                          ------------------
Steel - Specialty (0.29%)
Sanyo Special Steel Co Ltd                      61,690              477,573
                                                          ------------------

Steel Pipe & Tube (0.68%)
Vallourec                                        4,800            1,118,188
                                                          ------------------

Storage & Warehousing (0.11%)
Big Yellow Group PLC                            19,630              178,846
                                                          ------------------

Sugar (0.86%)
Tate & Lyle PLC                                104,441            1,404,642
                                                          ------------------

Telecommunication Equipment (0.32%)
Option NV (a)(b)                                15,169              305,525
Vtech Holdings Ltd                              43,000              220,732
                                                          ------------------
                                                                    526,257

                                                          ------------------
Telecommunication Services (0.16%)
Telenet Group Holding NV (a)                    11,016              265,974
                                                          ------------------

Television (0.53%)
Carrere Group (a)                                2,142               55,543
Modern Times Group - B Shares                   15,788              816,485
                                                          ------------------
                                                                    872,028
                                                          ------------------
Tools - Hand Held (0.44%)
Hitachi Koki Co Ltd                             49,453              660,127
Hitachi Tool Engineering Ltd                     4,385               66,853
                                                          ------------------
                                                                    726,980
                                                          ------------------
Transport - Air Freight (0.15%)
Yusen Air & Sea Service Co Ltd                   9,600              241,494
                                                          ------------------

Transport - Marine (0.83%)
Cosco Corp Singapore Ltd                       235,160              246,070
Euronav NV                                       4,733              153,426
Golden Ocean Group Ltd (a)                     126,000              129,505
Labroy Marine Ltd                              461,919              494,996
Shinwa Kaiun Kaisha Ltd                         53,371              161,381
Smit Internationale NV                           2,116              170,343
                                                          ------------------
                                                                  1,355,721
                                                          ------------------
Transport - Truck (0.02%)
Norbert Dentressangle                              470               37,032
                                                          ------------------

Travel Services (0.19%)
Hana Tour Service Inc (b)                        4,416              313,062
                                                          ------------------


Web Portals (0.44%)
Dacom Corp                                      14,270              345,254
NHN Corp                                         3,636              381,463
                                                          ------------------
                                                                    726,717
                                                          ------------------
Wire & Cable Products (0.33%)
Leoni AG                                        15,717              547,513
                                                          ------------------
TOTAL COMMON STOCKS                                    $        158,079,748
                                                          ------------------
PREFERRED STOCKS (1.40%)
Dialysis Centers (0.81%)
Fresenius AG                                     7,421            1,323,131
                                                          ------------------

Television (0.59%)
ProSiebenSat.1 Media AG                         34,665              961,672
                                                          ------------------
TOTAL PREFERRED STOCKS                                 $          2,284,803
                                                          ------------------
                                            Principal
                                              Amount            Value
                                            ------------- ------------------
SHORT TERM INVESTMENTS (1.14%)
Commercial Paper (1.14%)
Investment in Joint Trading Account;
General Electric Capital
5.34%, 10/ 2/2006                            1,870,376            1,870,376
                                                          ------------------
TOTAL SHORT TERM INVESTMENTS                           $          1,870,376
                                                          ------------------
MONEY MARKET FUNDS (1.72%)
Money Center Banks (1.72%)
BNY Institutional Cash Reserve Fund (c)      2,825,000            2,825,000
                                                          ------------------
TOTAL MONEY MARKET FUNDS                               $          2,825,000

                                                          ------------------
Total Investments                                      $        165,059,927
Liabilities in Excess of Other Assets,
  Net - (0.70)%                                                  (1,149,164)
                                                          ------------------
TOTAL NET ASSETS - 100.00%                             $        163,910,763

                                                          ==================
                                                          ------------------

                                                          ==================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $         28,053,364
Unrealized Depreciation                                 (3,711,342)
                                                  ------------------
Net Unrealized Appreciation (Depreciation)               24,342,022
Cost for federal income tax purposes                    140,717,905


Portfolio Summary (unaudited)
------------------------------------------------------- ------------------
Country                                                           Percent
------------------------------------------------------- ------------------
United Kingdom                                                     21.25%
Japan                                                              18.38%
Germany                                                             8.64%
France                                                              7.10%
Canada                                                              5.99%
Switzerland                                                         5.19%
Italy                                                               4.94%
Australia                                                           4.39%
Korea, Republic Of                                                  3.75%
Spain                                                               2.94%
United States                                                       2.86%
Netherlands                                                         2.68%
Sweden                                                              2.49%
Ireland                                                             1.74%
Singapore                                                           1.57%
Belgium                                                             1.37%
Norway                                                              1.13%
Hong Kong                                                           1.12%
Denmark                                                             0.96%
Greece                                                              0.71%
Finland                                                             0.70%
Austria                                                             0.52%
Guernsey                                                            0.11%
Bermuda                                                             0.08%
Portugal                                                            0.06%
New Zealand                                                         0.03%
Liabilities in Excess of Other Assets, Net                       (-0.70%)
                                                        ------------------
TOTAL NET ASSETS                                                  100.00%
                                                        ==================



Schedule of Investments
September 30, 2006 (unaudited)
LargeCap Blend Account
                                              Shares
                                               Held             Value
                                             ------------ -------------------
COMMON STOCKS (98.47%)
Advertising Sales (0.20%)
Lamar Advertising Co (a)                         6,700 $             357,847
                                                          -------------------

Aerospace & Defense (1.02%)
Boeing Co                                        8,600               678,110
General Dynamics Corp                            6,900               494,523
Rockwell Collins Inc                            11,900               652,596
                                                          -------------------
                                                                   1,825,229
                                                          -------------------
Aerospace & Defense Equipment (0.49%)
Goodrich Corp                                    9,800               397,096
United Technologies Corp                         7,700               487,795
                                                          -------------------
                                                                     884,891
                                                          -------------------
Agricultural Chemicals (0.32%)
Monsanto Co                                      8,800               413,688
Potash Corp of Saskatchewan                      1,600               166,704
                                                          -------------------
                                                                     580,392
                                                          -------------------
Airlines (0.18%)
Southwest Airlines Co                           19,000               316,540
                                                          -------------------

Applications Software (2.50%)
Microsoft Corp                                 140,200             3,831,666
Red Hat Inc (a)(b)                              30,200               636,616
                                                          -------------------
                                                                   4,468,282
                                                          -------------------
Athletic Footwear (0.14%)
Nike Inc (b)                                     2,800               245,336
                                                          -------------------

Audio & Video Products (0.06%)
Harman International Industries Inc              1,200               100,128
                                                          -------------------

Auto - Car & Light Trucks (0.07%)
General Motors Corp                              3,600               119,736
                                                          -------------------

Beverages - Non-Alcoholic (1.80%)
Coca-Cola Co/The                                34,300             1,532,524
Coca-Cola Enterprises Inc                        7,500               156,225
PepsiCo Inc                                     23,600             1,540,136
                                                          -------------------
                                                                   3,228,885
                                                          -------------------
Brewery (0.34%)
Anheuser-Busch Cos Inc                          12,700               603,377
                                                          -------------------

Broadcasting Services & Programming (0.18%)
Liberty Media Holding Corp - Capital (a)         3,885               324,669
                                                          -------------------

Building - Residential & Commercial (0.31%)
DR Horton Inc                                    8,800               210,760
Lennar Corp (b)                                  6,500               294,125
Standard-Pacific Corp (b)                        2,400                56,400
                                                          -------------------
                                                                     561,285
                                                          -------------------

Building Products - Air & Heating (0.21%)
American Standard Cos Inc                        9,000               377,730
                                                          -------------------

Building Products - Wood (0.13%)
Masco Corp                                       8,300               227,586
                                                          -------------------

Cable TV (1.06%)
Comcast Corp (a)(b)                             30,600             1,127,610
EchoStar Communications Corp (a)                10,200               333,948
Rogers Communications Inc (b)                    7,800               427,986
                                                          -------------------
                                                                   1,889,544
                                                          -------------------
Casino Hotels (0.30%)
Harrah's Entertainment Inc                       2,700               179,361
Wynn Resorts Ltd (a)(b)                          5,200               353,652
                                                          -------------------
                                                                     533,013
                                                          -------------------
Casino Services (0.29%)
International Game Technology                   12,700               527,050
                                                          -------------------

Cellular Telecommunications (0.15%)
Alltel Corp                                      4,800               266,400
                                                          -------------------

Chemicals - Diversified (0.73%)
Dow Chemical Co/The                             15,800               615,884
EI Du Pont de Nemours & Co                      16,000               685,440
                                                          -------------------
                                                                   1,301,324
                                                          -------------------
Chemicals - Specialty (0.14%)
Ecolab Inc                                       4,400               188,408
Sigma-Aldrich Corp                                 900                68,103
                                                          -------------------
                                                                     256,511

                                                          -------------------
Coal (0.13%)
Consol Energy Inc                                7,600               241,148
                                                          -------------------

Commercial Banks (0.80%)
First Horizon National Corp                     16,700               634,767
Synovus Financial Corp                          27,200               798,864
                                                          -------------------
                                                                   1,433,631
                                                          -------------------
Commercial Services - Finance (0.25%)
H&R Block Inc                                    8,900               193,486
Moody's Corp                                     3,800               248,444
                                                          -------------------
                                                                     441,930
                                                          -------------------
Computer Aided Design (0.04%)
Autodesk Inc (a)                                 2,000                69,560
                                                          -------------------

Computer Services (0.10%)
Affiliated Computer Services Inc (a)(b)          3,300               171,138
                                                          -------------------

Computers (2.98%)
Apple Computer Inc (a)                          25,300             1,948,859
Dell Inc (a)                                    54,400             1,242,496
Hewlett-Packard Co                              13,000               476,970
International Business Machines Corp             4,900               401,506
Sun Microsystems Inc (a)                       256,100             1,272,817
                                                          -------------------
                                                                   5,342,648
                                                          -------------------
Computers - Memory Devices (0.26%)
EMC Corp/Massachusetts (a)                      26,000               311,480

Computers - Memory Devices
Network Appliance Inc (a)(b)                     4,400               162,844
                                                          -------------------
                                                                     474,324
                                                          -------------------
Consulting Services (0.22%)
Accenture Ltd                                   12,600               399,546
                                                          -------------------

Consumer Products - Miscellaneous (0.35%)
Clorox Co                                        2,000               126,000
Fortune Brands Inc                               1,800               135,198
Kimberly-Clark Corp                              5,500               359,480
                                                          -------------------
                                                                     620,678
                                                          -------------------
Cosmetics & Toiletries (2.44%)
Avon Products Inc                               13,700               420,042
Colgate-Palmolive Co                             7,500               465,750
Procter & Gamble Co                             56,092             3,476,582
                                                          -------------------
                                                                   4,362,374
                                                          -------------------
Cruise Lines (0.16%)
Carnival Corp                                    6,100               286,883
                                                          -------------------

Data Processing & Management (0.74%)
Automatic Data Processing Inc                   13,200               624,888
First Data Corp                                 12,000               504,000
Fiserv Inc (a)                                   1,600                75,344
NAVTEQ Corp (a)(b)                               4,500               117,495
                                                          -------------------
                                                                   1,321,727
                                                          -------------------
Disposable Medical Products (0.17%)
CR Bard Inc                                      4,000               300,000
                                                          -------------------

Distribution & Wholesale (0.14%)
Fastenal Co (b)                                  2,300                88,711
Genuine Parts Co                                 3,800               163,894
                                                          -------------------
                                                                     252,605
                                                          -------------------
Diversified Manufacturing Operations (6.75%)
3M Co                                           13,900             1,034,438
Danaher Corp                                    16,900             1,160,523
Eaton Corp                                       2,400               165,240
General Electric Co                            157,900             5,573,870
Honeywell International Inc                     25,000             1,022,500
Illinois Tool Works Inc                         16,400               736,360
Ingersoll-Rand Co Ltd                            4,400               167,112
ITT Corp                                         4,400               225,588
Tyco International Ltd                          71,300             1,995,687
                                                          -------------------
                                                                  12,081,318
                                                          -------------------
Diversified Minerals (0.17%)
BHP Billiton Ltd ADR (b)                         8,200               310,616
                                                          -------------------

Drug Delivery Systems (0.15%)
Hospira Inc (a)                                  6,900               264,063
                                                          -------------------

E-Commerce - Products (0.31%)
Amazon.Com Inc (a)(b)                           17,300               555,676
                                                          -------------------

Electric - Generation (0.26%)
AES Corp/The (a)(b)                             22,600               460,814
                                                          -------------------


Electric - Integrated (2.41%)
Constellation Energy Group Inc                   5,100               301,920
Duke Energy Corp                                24,600               742,920
Edison International                            10,000               416,400
Entergy Corp                                     9,700               758,831
Exelon Corp                                     18,300             1,107,882
Pinnacle West Capital Corp                       4,800               216,240
PPL Corp                                        13,000               427,700
TECO Energy Inc                                 12,000               187,800
TXU Corp                                         2,400               150,048
                                                          -------------------
                                                                   4,309,741
                                                          -------------------
Electronic Components -
Miscellaneous (0.24%)
Flextronics International Ltd (a)               12,100               152,944
Jabil Circuit Inc                               10,000               285,700
                                                          -------------------
                                                                     438,644
                                                          -------------------
Electronic Components -
Semiconductors (1.69%)
Advanced Micro Devices Inc (a)                   9,700               241,045
Broadcom Corp (a)(b)                            11,300               342,842
Intel Corp                                      92,700             1,906,839
Nvidia Corp (a)                                  8,700               257,433
Xilinx Inc (b)                                  12,700               278,765
                                                          -------------------
                                                                   3,026,924
                                                          -------------------
Electronic Measurement Instruments (0.15%)
Tektronix Inc                                    9,500               274,835
                                                          -------------------

Engineering - Research & Development
Services (0.06%)
Fluor Corp                                       1,500               115,335
                                                          -------------------

Enterprise Software & Services (0.18%)
Oracle Corp (a)                                 18,500               328,190
                                                          -------------------

Entertainment Software (0.13%)
Electronic Arts Inc (a)                          4,100               228,288
                                                          -------------------

Fiduciary Banks (0.58%)
Investors Financial Services Corp                5,800               249,864
State Street Corp                               12,600               786,240
                                                          -------------------
                                                                   1,036,104
                                                          -------------------
Filtration & Separation Products (0.13%)
Pall Corp (b)                                    7,800               240,318
                                                          -------------------

Finance - Consumer Loans (0.39%)
SLM Corp                                        13,400               696,532
                                                          -------------------

Finance - Credit Card (0.77%)
American Express Co                             14,000               785,120
Capital One Financial Corp (b)                   7,500               589,950
                                                          -------------------
                                                                   1,375,070
                                                          -------------------
Finance - Investment Banker & Broker (6.52%)
Citigroup Inc                                   73,160             3,633,857
E*Trade Financial Corp (a)                      35,000               837,200
Goldman Sachs Group Inc                          8,200             1,387,194
JPMorgan Chase & Co                             60,188             2,826,429
Lehman Brothers Holdings Inc                    12,400               915,864
Merrill Lynch & Co Inc                           3,200               250,304
Morgan Stanley                                  19,100             1,392,581

Finance - Investment Banker & Broker
TD Ameritrade Holding Corp                      22,900               431,665
                                                          -------------------
                                                                  11,675,094
                                                          -------------------
Finance - Mortgage Loan/Banker (0.41%)
Countrywide Financial Corp                      20,700               725,328
                                                          -------------------

Finance - Other Services (0.39%)
Cbot Holdings Inc (a)(b)                         1,500               181,185
Chicago Mercantile Exchange Holdings Inc         1,100               526,075
                                                          -------------------
                                                                     707,260
                                                          -------------------
Food - Miscellaneous/Diversified (0.51%)
General Mills Inc                                8,300               469,780
Kellogg Co                                       7,700               381,304
Sara Lee Corp                                    3,900                62,673
                                                          -------------------
                                                                     913,757
                                                          -------------------
Food - Retail (0.10%)
Kroger Co/The                                    5,800               134,212
Whole Foods Market Inc                             800                47,544
                                                          -------------------
                                                                     181,756
                                                          -------------------
Food - Wholesale & Distribution (0.20%)
Sysco Corp                                      10,900               364,605
                                                          -------------------

Forestry (0.16%)
Weyerhaeuser Co                                  4,700               289,191
                                                          -------------------

Gas - Distribution (0.25%)
AGL Resources Inc                                6,200               226,300
NiSource Inc                                     9,900               215,226
                                                          -------------------
                                                                     441,526
                                                          -------------------
Gold Mining (0.17%)
Newmont Mining Corp (b)                          7,100               303,525
                                                          -------------------

Hotels & Motels (0.20%)
Marriott International Inc                       7,500               289,800
Wyndham Worldwide Corp (a)                       2,700                75,519
                                                          -------------------
                                                                     365,319
                                                          -------------------
Human Resources (0.22%)
Monster Worldwide Inc (a)                        7,100               256,949
Robert Half International Inc                    4,000               135,880
                                                          -------------------
                                                                     392,829
                                                          -------------------
Identification Systems - Development (0.04%)
Symbol Technologies Inc                          5,300                78,758
                                                          -------------------

Independent Power Producer (0.16%)
Dynegy Inc (a)                                  17,600                97,504
NRG Energy Inc (a)(b)                            4,300               194,790
                                                          -------------------
                                                                     292,294
                                                          -------------------
Instruments - Controls (0.14%)
Thermo Electron Corp (a)(b)                      6,300               247,779
                                                          -------------------

Instruments - Scientific (0.11%)
Fisher Scientific International Inc (a)          1,500               117,360
Waters Corp (a)                                  1,600                72,448
                                                          -------------------
                                                                     189,808
                                                          -------------------

Insurance Brokers (0.31%)
Marsh & McLennan Cos Inc                        15,500               436,325
Willis Group Holdings Ltd                        3,000               114,000
                                                          -------------------
                                                                     550,325
                                                          -------------------
Internet Content - Information &
News (0.04%)
CNET Networks Inc (a)(b)                         7,900                75,682
                                                          -------------------

Internet Security (0.63%)
McAfee Inc (a)                                  30,900               755,814
VeriSign Inc (a)(b)                             18,000               363,600
                                                          -------------------
                                                                   1,119,414
                                                          -------------------
Investment Management & Advisory
Services (0.77%)
Affiliated Managers Group Inc (a)(b)             2,800               280,308
Ameriprise Financial Inc                         9,520               446,488
Franklin Resources Inc                           2,600               274,950
Legg Mason Inc                                   3,700               373,182
                                                          -------------------
                                                                   1,374,928
                                                          -------------------
Leisure & Recreation Products (0.05%)
Brunswick Corp (b)                               2,900                90,451
                                                          -------------------

Life & Health Insurance (0.96%)
Cigna Corp                                       4,900               569,968
Lincoln National Corp                            1,626               100,942
Prudential Financial Inc                        13,800             1,052,250
                                                          -------------------
                                                                   1,723,160
                                                          -------------------
Linen Supply & Related Items (0.03%)
Cintas Corp                                      1,300                53,079
                                                          -------------------

Machinery - Construction & Mining (0.11%)
Caterpillar Inc                                  2,200               144,760
Joy Global Inc                                   1,300                48,893
                                                          -------------------
                                                                     193,653
                                                          -------------------
Medical - Biomedical/Gene (1.28%)
Amgen Inc (a)                                   18,200             1,301,846
Biogen Idec Inc (a)                              6,500               290,420
Celgene Corp (a)                                 5,000               216,500
Genentech Inc (a)                                2,200               181,940
Genzyme Corp (a)                                 4,400               296,868
                                                          -------------------
                                                                   2,287,574
                                                          -------------------
Medical - Drugs (4.81%)
Abbott Laboratories                             16,100               781,816
Allergan Inc                                     4,000               450,440
Bristol-Myers Squibb Co                          6,300               156,996
Cephalon Inc (a)(b)                              1,400                86,450
Eli Lilly & Co                                  17,100               974,700
Merck & Co Inc                                  34,000             1,424,600
Pfizer Inc                                     108,300             3,071,388
Schering-Plough Corp                            20,900               461,681
Sepracor Inc (a)(b)                                900                43,596
Shire PLC ADR                                    1,800                88,902
Wyeth                                           21,200             1,077,808
                                                          -------------------
                                                                   8,618,377
                                                          -------------------
Medical - Generic Drugs (0.10%)
Barr Pharmaceuticals Inc (a)                     3,400               176,596
                                                          -------------------


Medical - HMO (1.55%)
Aetna Inc                                       20,200               798,910
Coventry Health Care Inc (a)                     2,600               133,952
Humana Inc (a)                                   3,700               244,533
UnitedHealth Group Inc                          22,900             1,126,680
WellPoint Inc (a)                                6,200               477,710
                                                          -------------------
                                                                   2,781,785
                                                          -------------------
Medical - Wholesale Drug
Distribution (0.22%)
Cardinal Health Inc                              5,900               387,866
                                                          -------------------

Medical Instruments (1.05%)
Boston Scientific Corp (a)                      30,200               446,658
Medtronic Inc                                   23,700             1,100,628
St Jude Medical Inc (a)                          9,200               324,668
                                                          -------------------
                                                                   1,871,954
                                                          -------------------
Medical Products (1.88%)
Baxter International Inc                         7,500               340,950
Johnson & Johnson                               41,400             2,688,516
Stryker Corp                                     2,200               109,098
Zimmer Holdings Inc (a)(b)                       3,400               229,500
                                                          -------------------
                                                                   3,368,064
                                                          -------------------
Metal - Aluminum (0.16%)
Alcoa Inc                                        9,900               277,596
                                                          -------------------

Multi-Line Insurance (3.04%)
American International Group Inc                46,100             3,054,586
Genworth Financial Inc                           9,900               346,599
Hartford Financial Services Group Inc            9,900               858,825
Loews Corp                                       4,500               170,550
Metlife Inc (b)                                 12,400               702,832
XL Capital Ltd                                   4,500               309,150
                                                          -------------------
                                                                   5,442,542
                                                          -------------------
Multimedia (1.57%)
EW Scripps Co                                    2,000                95,860
McGraw-Hill Cos Inc/The                          4,000               232,120
Meredith Corp (b)                                  500                24,665
News Corp                                       12,400               243,660
Time Warner Inc                                 47,000               856,810
Viacom Inc (a)                                  15,650               581,867
Walt Disney Co                                  25,400               785,114
                                                          -------------------
                                                                   2,820,096
                                                          -------------------
Networking Products (1.71%)
Cisco Systems Inc (a)                           89,300             2,053,900
Juniper Networks Inc (a)(b)                     58,300             1,007,424
                                                          -------------------
                                                                   3,061,324
                                                          -------------------
Non-Hazardous Waste Disposal (0.43%)
Republic Services Inc                           10,900               438,289
Waste Management Inc                             8,800               322,784
                                                          -------------------
                                                                     761,073
                                                          -------------------
Office Automation & Equipment (0.14%)
Pitney Bowes Inc                                 5,600               248,472
                                                          -------------------

Office Supplies & Forms (0.15%)
Avery Dennison Corp                              4,500               270,765
                                                          -------------------


Oil - Field Services (1.36%)
Baker Hughes Inc                                 7,200               491,040
BJ Services Co                                   6,700               201,871
Halliburton Co                                   3,700               105,265
Schlumberger Ltd                                26,500             1,643,795
                                                          -------------------
                                                                   2,441,971
                                                          -------------------
Oil & Gas Drilling (0.50%)
Nabors Industries Ltd (a)(b)                     7,500               223,125
Transocean Inc (a)                               9,100               666,393
                                                          -------------------
                                                                     889,518
                                                          -------------------
Oil Company - Exploration &
Production (0.87%)
Anadarko Petroleum Corp                          5,500               241,065
Devon Energy Corp                                4,000               252,600
EOG Resources Inc                                3,800               247,190
Murphy Oil Corp                                 11,500               546,825
XTO Energy Inc                                   6,500               273,845
                                                          -------------------
                                                                   1,561,525
                                                          -------------------
Oil Company - Integrated (5.65%)
Chevron Corp                                    32,700             2,120,922
ConocoPhillips                                  17,600             1,047,728
Exxon Mobil Corp                                93,400             6,267,140
Occidental Petroleum Corp                        6,600               317,526
Total SA ADR                                     5,400               356,076
                                                          -------------------
                                                                  10,109,392
                                                          -------------------
Oil Field Machinery & Equipment (0.39%)
FMC Technologies Inc (a)                         5,600               300,720
Grant Prideco Inc (a)                            7,200               273,816
National Oilwell Varco Inc (a)(b)                2,100               122,955
                                                          -------------------
                                                                     697,491

                                                          -------------------
Oil Refining & Marketing (0.22%)
Valero Energy Corp                               7,600               391,172
                                                          -------------------

Optical Supplies (0.09%)
Alcon Inc                                        1,400               160,300
                                                          -------------------

Paper & Related Products (0.30%)
Bowater Inc (b)                                  2,400                49,368
International Paper Co (b)                      13,000               450,190
Potlatch Corp                                    1,197                44,409
                                                          -------------------
                                                                     543,967
                                                          -------------------
Pharmacy Services (0.61%)
Caremark Rx Inc                                  7,600               430,692
Medco Health Solutions Inc (a)                   5,600               336,616
Omnicare Inc (b)                                 7,700               331,793
                                                          -------------------
                                                                   1,099,101
                                                          -------------------
Pipelines (0.45%)
El Paso Corp (b)                                 7,100                96,844
Williams Cos Inc (b)                            29,800               711,326
                                                          -------------------
                                                                     808,170
                                                          -------------------
Property & Casualty Insurance (0.42%)
Progressive Corp/The                             9,700               238,038
St Paul Travelers Cos Inc/The                   10,815               507,115
                                                          -------------------
                                                                     745,153
                                                          -------------------
Publishing - Newspapers (0.28%)
Dow Jones & Co Inc (b)                           1,300                43,602
Gannett Co Inc (b)                               4,200               238,686

Publishing - Newspapers
Tribune Co (b)                                   4,600               150,512
Washington Post Co/The                             100                73,700
                                                          -------------------
                                                                     506,500
                                                          -------------------
Real Estate Magagement & Services (0.04%)
Realogy Corp (a)                                 3,400                77,112
                                                          -------------------

Regional Banks (5.22%)
Bank of America Corp                            75,786             4,059,856
Fifth Third Bancorp                             21,800               830,144
SunTrust Banks Inc                              10,800               834,624
US Bancorp                                      42,200             1,401,884
Wells Fargo & Co                                61,600             2,228,688
                                                          -------------------
                                                                   9,355,196
                                                          -------------------
Reinsurance (0.11%)
Axis Capital Holdings Ltd                        5,900               204,671
                                                          -------------------

REITS - Apartments (0.30%)
Archstone-Smith Trust                            9,800               533,512
                                                          -------------------

REITS - Mortgage (0.19%)
CapitalSource Inc (b)                           13,289               343,122
                                                          -------------------

REITS - Office Property (0.33%)
Boston Properties Inc                            5,700               589,038
                                                          -------------------

REITS - Regional Malls (0.18%)
Simon Property Group Inc                         3,500               317,170
                                                          -------------------

REITS - Shopping Centers (0.06%)
Kimco Realty Corp                                2,400               102,888
                                                          -------------------

REITS - Warehouse & Industrial (0.18%)
Prologis                                         5,800               330,948
                                                          -------------------

Retail - Apparel & Shoe (0.14%)
Ross Stores Inc                                  9,800               249,018
                                                          -------------------

Retail - Bedding (0.38%)
Bed Bath & Beyond Inc (a)(b)                    17,900               684,854
                                                          -------------------

Retail - Building Products (1.08%)
Home Depot Inc                                  37,200             1,349,244
Lowe's Cos Inc                                  20,800               583,648
                                                          -------------------
                                                                   1,932,892
                                                          -------------------
Retail - Consumer Electronics (0.22%)
Best Buy Co Inc                                  7,350               393,666
                                                          -------------------

Retail - Discount (2.29%)
Costco Wholesale Corp                            7,300               362,664
Target Corp                                     17,400               961,350
TJX Cos Inc                                     25,400               711,962
Wal-Mart Stores Inc                             41,900             2,066,508
                                                          -------------------
                                                                   4,102,484
                                                          -------------------
Retail - Drug Store (0.64%)
CVS Corp                                        11,600               372,592

Retail - Drug Store
Walgreen Co                                     17,500               776,825
                                                          -------------------
                                                                   1,149,417
                                                          -------------------
Retail - Office Supplies (0.15%)
Staples Inc                                     11,000               267,630
                                                          -------------------

Retail - Regional Department Store (1.02%)
Kohl's Corp (a)                                 28,100             1,824,252
                                                          -------------------

Retail - Restaurants (0.14%)
Panera Bread Co (a)(b)                           2,000               116,500
Starbucks Corp (a)(b)                            4,000               136,200
                                                          -------------------
                                                                     252,700
                                                          -------------------
Savings & Loans - Thrifts (0.22%)
Washington Mutual Inc (b)                        9,100               395,577
                                                          -------------------

Schools (0.04%)
Apollo Group Inc (a)(b)                          1,300                64,012
                                                          -------------------

Semiconductor Component - Integrated
Circuits (0.68%)
Analog Devices Inc                              16,500               484,935
Marvell Technology Group Ltd (a)(b)             23,900               462,943
Maxim Integrated Products Inc                    9,600               269,472
                                                          -------------------
                                                                   1,217,350
                                                          -------------------
Semiconductor Equipment (0.37%)
Applied Materials Inc (b)                       37,300               661,329
                                                          -------------------

Steel - Producers (0.22%)
Nucor Corp                                       7,900               390,971
                                                          -------------------

Telecommunication Equipment (0.19%)
Lucent Technologies Inc (a)(b)                 142,900               334,386
                                                          -------------------

Telecommunication Services (0.49%)
TELUS Corp (b)                                  15,600               873,132
                                                          -------------------

Telephone - Integrated (1.69%)
AT&T Inc                                         4,700               153,032
BellSouth Corp                                  23,800             1,017,450
Sprint Nextel Corp                              26,545               455,247
Verizon Communications Inc                      37,800             1,403,514
                                                          -------------------
                                                                   3,029,243
                                                          -------------------
Therapeutics (0.31%)
Gilead Sciences Inc (a)                          8,200               563,340
                                                          -------------------

Tobacco (1.58%)
Altria Group Inc                                37,000             2,832,350
                                                          -------------------

Toys (0.08%)
Mattel Inc                                       7,500               147,750
                                                          -------------------

Transport - Rail (0.84%)
Norfolk Southern Corp                           15,200               669,560
Union Pacific Corp                               9,500               836,000
                                                          -------------------
                                                                   1,505,560
                                                          -------------------

Transport - Services (0.61%)
FedEx Corp                                       2,300               249,964
United Parcel Service Inc                       11,600               834,504
                                                          -------------------
                                                                   1,084,468
                                                          -------------------
Web Portals (1.13%)
Google Inc (a)                                   3,700             1,487,030
Yahoo! Inc (a)(b)                               21,200               535,936
                                                          -------------------
                                                                   2,022,966
                                                          -------------------
Wireless Equipment (1.87%)
American Tower Corp (a)                         22,760               830,740
Crown Castle International Corp (a)             23,400               824,616
Motorola Inc                                    39,600               990,000
Qualcomm Inc                                    19,400               705,190
                                                          -------------------
                                                                   3,350,546
                                                          -------------------
TOTAL COMMON STOCKS                                    $         176,317,830

                                                          -------------------
                                             Principal
                                              Amount            Value
                                             ------------ -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.06%)
U.S. Treasury Bill (0.06%)
4.855%, 12/ 7/2006 (c)                         100,000                99,134
                                                          -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT
  AGENCY OBLIGATIONS                                                  99,134
                                                          -------------------
MONEY MARKET FUNDS (7.78%)
Money Center Banks (7.78%)
BNY Institutional Cash Reserve Fund (d)      13,937,000           13,937,000
                                                          -------------------
TOTAL MONEY MARKET FUNDS                               $          13,937,000
                                                          -------------------
Total Investments                                      $         190,353,964
Liabilities in Excess of Other Assets,
  Net - (6.31)%                                                  (11,294,045)
                                                          -------------------
TOTAL NET ASSETS - 100.00%                             $         179,059,919
                                                          ===================
                                                          -------------------

                                                          ===================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $99,134 or 0.06% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $          19,737,723
Unrealized Depreciation                                 (5,186,036)
                                                 -------------------
Net Unrealized Appreciation (Depreciation)               14,551,687
Cost for federal income tax purposes                    175,802,277


                              SCHEDULE OF FUTURES CONTRACTS
                                                      Current      Unrealized
                             Number     Original       Market    Appreciation/
                                of
Type                         Contracts   Value         Value     (Depreciation)
---------------------------- --------- ------------------------------
Buy:
S&P 500 eMini; December 2006    24      $1,586,850   $1,614,480  $27,630

Portfolio Summary (unaudited)
------------------------------------------------------ -------------------
Sector                                                            Percent
------------------------------------------------------ -------------------
Financial                                                          29.97%
Consumer, Non-cyclical                                             20.42%
Communications                                                     11.50%
Industrial                                                         11.46%
Technology                                                          9.81%
Energy                                                              9.57%
Consumer, Cyclical                                                  8.07%
Utilities                                                           3.07%
Basic Materials                                                     2.38%
Government                                                          0.06%
Liabilities in Excess of Other Assets, Net                       (-6.31%)
                                                       -------------------
TOTAL NET ASSETS                                                  100.00%
                                                       ===================

Other Assets Summary (unaudited)
------------------------------------------------------ -------------------
Asset Type                                                        Percent
------------------------------------------------------ -------------------
Futures                                                             0.90%


Schedule of Investments
September 30, 2006 (unaudited)
LargeCap Growth Equity Account
                                             Shares
                                              Held              Value
                                            ---------- -- -------------------
COMMON STOCKS (97.01%)
Agricultural Chemicals (0.90%)
Monsanto Co                                     8,400  $             394,884
                                                          -------------------

Airlines (1.88%)
Southwest Airlines Co                          49,400                823,004
                                                          -------------------

Applications Software (4.23%)
Microsoft Corp                                 54,200              1,481,286
Red Hat Inc (a)                                17,400                366,792
                                                          -------------------
                                                                   1,848,078
                                                          -------------------
Audio & Video Products (1.53%)
Harman International Industries Inc             8,000                667,520
                                                          -------------------

Cable TV (1.26%)
EchoStar Communications Corp (a)               16,800                550,032
                                                          -------------------

Casino Hotels (1.10%)
Wynn Resorts Ltd (a)(b)                         7,100                482,871
                                                          -------------------

Casino Services (2.11%)
International Game Technology                  22,200                921,300
                                                          -------------------

Computers (1.43%)
Apple Computer Inc (a)                          8,100                623,943
                                                          -------------------

Consulting Services (1.78%)
Accenture Ltd                                  24,500                776,895
                                                          -------------------

Data Processing & Management (1.59%)
Automatic Data Processing Inc                  14,700                695,898
                                                          -------------------

Diversified Manufacturing Operations (7.38%)
Danaher Corp                                   12,900                885,843
General Electric Co                            66,300              2,340,390
                                                          -------------------
                                                                   3,226,233
                                                          -------------------
E-Commerce - Products (1.73%)
Amazon.Com Inc (a)(b)                          23,600                758,032
                                                          -------------------

Electronic Components -
Semiconductors (4.68%)
Intel Corp                                     27,600                567,732
Texas Instruments Inc                          17,200                571,900
Xilinx Inc                                     41,200                904,340
                                                          -------------------
                                                                   2,043,972
                                                          -------------------
Electronic Forms (1.35%)
Adobe Systems Inc (a)                          15,700                587,965
                                                          -------------------

Electronic Measurement Instruments (0.98%)
Garmin Ltd (b)                                  8,800                429,264
                                                          -------------------


Fiduciary Banks (2.76%)
State Street Corp                              19,300              1,204,320
                                                          -------------------

Finance - Consumer Loans (2.16%)
SLM Corp                                       18,200                946,036
                                                          -------------------

Finance - Investment Banker & Broker (4.12%)
E*Trade Financial Corp (a)                     26,000                621,920
Morgan Stanley                                 10,000                729,100
TD Ameritrade Holding Corp                     23,800                448,630
                                                          -------------------
                                                                   1,799,650
                                                          -------------------
Food - Wholesale & Distribution (1.61%)
Sysco Corp                                     21,000                702,450
                                                          -------------------

Human Resources (0.76%)
Monster Worldwide Inc (a)                       9,200                332,948
                                                          -------------------

Investment Management & Advisory
Services (3.31%)
Franklin Resources Inc                          7,100                750,825
Legg Mason Inc                                  6,900                695,934
                                                          -------------------
                                                                   1,446,759
                                                          -------------------
Medical - Biomedical/Gene (3.88%)
Amgen Inc (a)                                   9,200                658,076
Celgene Corp (a)(b)                             7,300                316,090
Genentech Inc (a)(b)                            8,700                719,490
                                                          -------------------
                                                                   1,693,656
                                                          -------------------
Medical - Drugs (1.22%)
Sepracor Inc (a)(b)                            11,000                532,840
                                                          -------------------

Medical - HMO (4.85%)
Humana Inc (a)                                  9,300                614,637
UnitedHealth Group Inc                         22,000              1,082,400
WellPoint Inc (a)                               5,500                423,775
                                                          -------------------
                                                                   2,120,812
                                                          -------------------
Medical Instruments (2.77%)
Medtronic Inc                                  16,100                747,684
St Jude Medical Inc (a)                        13,100                462,299
                                                          -------------------
                                                                   1,209,983
                                                          -------------------
Networking Products (3.04%)
Juniper Networks Inc (a)                       77,000              1,330,560
                                                          -------------------

Oil - Field Services (1.01%)
Schlumberger Ltd                                7,100                440,413
                                                          -------------------

Oil & Gas Drilling (1.01%)
Transocean Inc (a)                              6,000                439,380
                                                          -------------------

Pharmacy Services (2.73%)
Caremark Rx Inc                                14,900                844,383
Medco Health Solutions Inc (a)                  5,800                348,638
                                                          -------------------
                                                                   1,193,021
                                                          -------------------
Retail - Discount (3.79%)
Target Corp                                    12,500                690,625
Wal-Mart Stores Inc                            19,600                966,672
                                                          -------------------
                                                                   1,657,297
                                                          -------------------

Retail - Drug Store (1.84%)
Walgreen Co                                    18,100                803,459
                                                          -------------------

Retail - Regional Department Store (2.36%)
Kohl's Corp (a)                                15,900              1,032,228
                                                          -------------------

Semiconductor Component - Integrated
Circuits (6.00%)
Analog Devices Inc                             26,400                775,896
Marvell Technology Group Ltd (a)               50,400                976,248
Maxim Integrated Products Inc                  31,000                870,170
                                                          -------------------
                                                                   2,622,314
                                                          -------------------
Semiconductor Equipment (2.15%)
Applied Materials Inc (b)                      52,900                937,917
                                                          -------------------

Telecommunication Equipment - Fiber
Optics (0.77%)
Corning Inc (a)                                13,700                334,417
                                                          -------------------

Therapeutics (1.78%)
Gilead Sciences Inc (a)                        11,300                776,310
                                                          -------------------

Web Portals (4.56%)
Google Inc (a)                                  2,500              1,004,750
Yahoo! Inc (a)(b)                              39,100                988,448
                                                          -------------------
                                                                   1,993,198
                                                          -------------------
Wireless Equipment (4.60%)
American Tower Corp (a)                        43,600              1,591,400
Telefonaktiebolaget LM Ericsson ADR (b)        12,100                416,845
                                                          -------------------
                                                                   2,008,245
                                                          -------------------
TOTAL COMMON STOCKS                                    $          42,388,104
                                                          -------------------
                                            Principal
                                             Amount             Value
                                            ---------- -- -------------------
MONEY MARKET FUNDS (9.91%)
Money Center Banks (9.91%)
BNY Institutional Cash Reserve Fund (c)     4,330,000              4,330,000
                                                          -------------------
TOTAL MONEY MARKET FUNDS                               $           4,330,000
                                                          -------------------
Total Investments                                      $          46,718,104
Liabilities in Excess of Other Assets,
  Net - (6.92)%                                                   (3,024,274)
                                                          -------------------
TOTAL NET ASSETS - 100.00%                             $          43,693,830
                                                          ===================
                                                          -------------------

                                                          ===================

(a)Non-Income Producing Security
(b)Security or a portion of the security was on loan at the end of the period.
(c)Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $             832,077
Unrealized Depreciation                                     (984,788)
                                                   -------------------
Net Unrealized Appreciation (Depreciation)                  (152,711)
Cost for federal income tax purposes                       46,870,815


Portfolio Summary (unaudited)
----------------------------------------------- -------------------
Sector                                                     Percent
----------------------------------------------- -------------------
Financial                                                   22.26%
Technology                                                  21.42%
Consumer, Non-cyclical                                      21.37%
Communications                                              15.96%
Consumer, Cyclical                                          14.62%
Industrial                                                   8.37%
Energy                                                       2.01%
Basic Materials                                              0.91%
Liabilities in Excess of Other Assets, Net                (-6.92%)
                                                -------------------
TOTAL NET ASSETS                                           100.00%
                                                ===================


Schedule of Investments
September 30, 2006 (unaudited)
LargeCap Stock Index Account
                                              Shares
                                               Held                Value
                                             ---------- ---- -------------------
COMMON STOCKS (98.58%)
Advertising Agencies (0.17%)
Interpublic Group of Cos Inc (a)(b)              7,139    $              70,676
Omnicom Group Inc                                2,783                  260,489
                                                             -------------------
                                                                        331,165
                                                             -------------------
Aerospace & Defense (1.43%)
Boeing Co                                       12,875                1,015,194
General Dynamics Corp                            6,534                  468,292
Lockheed Martin Corp                             5,767                  496,308
Northrop Grumman Corp                            5,580                  379,830
Raytheon Co                                      7,268                  348,937
Rockwell Collins Inc                             2,776                  152,236
                                                             -------------------
                                                                      2,860,797
                                                             -------------------
Aerospace & Defense Equipment (0.56%)
Goodrich Corp (a)                                2,020                   81,850
United Technologies Corp                        16,382                1,037,800
                                                             -------------------
                                                                      1,119,650
                                                             -------------------
Agricultural Chemicals (0.21%)
Monsanto Co                                      8,791                  413,265
                                                             -------------------

Agricultural Operations (0.20%)
Archer-Daniels-Midland Co                       10,620                  402,286
                                                             -------------------

Airlines (0.11%)
Southwest Airlines Co                           12,732                  212,115
                                                             -------------------

Apparel Manufacturers (0.22%)
Coach Inc (b)                                    5,926                  203,855
Jones Apparel Group Inc                          1,827                   59,268
Liz Claiborne Inc                                1,671                   66,021
VF Corp                                          1,437                  104,829
                                                             -------------------
                                                                        433,973

                                                             -------------------
Appliances (0.05%)
Whirlpool Corp (a)                               1,267                  106,567
                                                             -------------------

Applications Software (2.08%)
Citrix Systems Inc (b)                           2,977                  107,797
Compuware Corp (b)                               6,033                   46,997
Intuit Inc (a)(b)                                5,534                  177,586
Microsoft Corp                                 139,891                3,823,221
                                                             -------------------
                                                                      4,155,601
                                                             -------------------
Athletic Footwear (0.14%)
Nike Inc                                         3,102                  271,797
                                                             -------------------

Audio & Video Products (0.04%)
Harman International Industries Inc (a)          1,056                   88,113
                                                             -------------------

Auto - Car & Light Trucks (0.28%)
Ford Motor Co (a)                               30,466                  246,470
General Motors Corp                              9,161                  304,695
                                                             -------------------
                                                                        551,165
                                                             -------------------

Auto - Medium & Heavy Duty Trucks (0.13%)
Navistar International Corp (b)                    999                   25,794
Paccar Inc (a)                                   4,038                  230,247
                                                             -------------------
                                                                        256,041
                                                             -------------------
Auto/Truck Parts & Equipment -
Original (0.11%)
Johnson Controls Inc                             3,167                  227,201
                                                             -------------------

Beverages - Non-Alcoholic (1.70%)
Coca-Cola Co/The                                33,007                1,474,753
Coca-Cola Enterprises Inc                        4,464                   92,985
Pepsi Bottling Group Inc                         2,200                   78,100
PepsiCo Inc                                     26,703                1,742,638
                                                             -------------------
                                                                      3,388,476
                                                             -------------------
Beverages - Wine & Spirits (0.10%)
Brown-Forman Corp                                1,272                   97,499
Constellation Brands Inc (b)                     3,416                   98,312
                                                             -------------------
                                                                        195,811
                                                             -------------------
Brewery (0.32%)
Anheuser-Busch Cos Inc                          12,450                  591,500
Molson Coors Brewing Co                            739                   50,917
                                                             -------------------
                                                                        642,417
                                                             -------------------
Broadcasting Services & Programming (0.12%)
Clear Channel Communications Inc                 8,038                  231,896
                                                             -------------------

Building - Residential & Commercial (0.24%)
Centex Corp (a)                                  1,920                  101,030
DR Horton Inc                                    4,412                  105,667
KB Home (a)                                      1,272                   55,714
Lennar Corp (a)                                  2,242                  101,451
Pulte Homes Inc                                  3,428                  109,216
                                                             -------------------
                                                                        473,078
                                                             -------------------
Building Products - Air & Heating (0.06%)
American Standard Cos Inc                        2,826                  118,607
                                                             -------------------

Building Products - Wood (0.09%)
Masco Corp                                       6,448                  176,804
                                                             -------------------

Cable TV (0.62%)
Comcast Corp (a)(b)                             33,896                1,249,068
                                                             -------------------

Casino Hotels (0.10%)
Harrah's Entertainment Inc (a)                   3,010                  199,954
                                                             -------------------

Casino Services (0.11%)
International Game Technology                    5,497                  228,126
                                                             -------------------

Cellular Telecommunications (0.17%)
Alltel Corp                                      6,287                  348,929
                                                             -------------------

Chemicals - Diversified (0.77%)
Dow Chemical Co/The                             15,538                  605,671
EI Du Pont de Nemours & Co                      14,930                  639,601
PPG Industries Inc                               2,675                  179,439
Rohm & Haas Co (a)                               2,325                  110,089
                                                             -------------------
                                                                      1,534,800
                                                             -------------------

Chemicals - Specialty (0.21%)
Ashland Inc                                      1,025                   65,374
Eastman Chemical Co                              1,332                   71,955
Ecolab Inc                                       2,894                  123,921
Hercules Inc (b)                                 1,836                   28,954
International Flavors & Fragrances Inc           1,278                   50,532
Sigma-Aldrich Corp                               1,075                   81,345
                                                             -------------------
                                                                        422,081
                                                             -------------------
Coal (0.05%)
Consol Energy Inc                                2,970                   94,238
                                                             -------------------

Coatings & Paint (0.05%)
Sherwin-Williams Co/The                          1,825                  101,799
                                                             -------------------

Commercial Banks (0.99%)
AmSouth Bancorp                                  5,546                  161,056
BB&T Corp                                        8,698                  380,798
Commerce Bancorp Inc/NJ                          3,021                  110,901
Compass Bancshares Inc (a)                       2,096                  119,430
First Horizon National Corp                      2,007                   76,286
M&T Bank Corp                                    1,259                  151,030
Marshall & Ilsley Corp                           4,119                  198,453
North Fork Bancorporation Inc                    7,545                  216,089
Regions Financial Corp (a)                       7,364                  270,921
Synovus Financial Corp                           5,248                  154,134
Zions Bancorporation                             1,728                  137,912
                                                             -------------------
                                                                      1,977,010
                                                             -------------------
Commercial Services (0.02%)
Convergys Corp (b)                               2,249                   46,442
                                                             -------------------

Commercial Services - Finance (0.32%)
Equifax Inc                                      2,051                   75,292
H&R Block Inc (a)                                5,210                  113,266
Moody's Corp                                     3,835                  250,732
Paychex Inc                                      5,482                  202,012
                                                             -------------------
                                                                        641,302
                                                             -------------------
Computer Aided Design (0.08%)
Autodesk Inc (b)                                 3,753                  130,529
Parametric Technology Corp (b)                   1,808                   31,568
                                                             -------------------
                                                                        162,097
                                                             -------------------
Computer Services (0.24%)
Affiliated Computer Services Inc (a)(b)          1,920                   99,571
Computer Sciences Corp (b)                       2,781                  136,603
Electronic Data Systems Corp                     8,384                  205,575
Unisys Corp (b)                                  5,568                   31,515
                                                             -------------------
                                                                        473,264
                                                             -------------------
Computers (2.92%)
Apple Computer Inc (b)                          13,775                1,061,088
Dell Inc (b)                                    36,792                  840,330
Hewlett-Packard Co                              44,361                1,627,605
International Business Machines Corp            24,648                2,019,657
Sun Microsystems Inc (b)                        56,837                  282,480
                                                             -------------------
                                                                      5,831,160
                                                             -------------------
Computers - Integrated Systems (0.06%)
NCR Corp (a)(b)                                  2,919                  115,242
                                                             -------------------


Computers - Memory Devices (0.42%)
EMC Corp/Massachusetts (b)                      37,227                  445,980
Network Appliance Inc (a)(b)                     6,032                  223,244
SanDisk Corp (a)(b)                              3,174                  169,936
                                                             -------------------
                                                                        839,160
                                                             -------------------
Computers - Peripheral Equipment (0.05%)
Lexmark International Inc (b)                    1,624                   93,640
                                                             -------------------

Consumer Products - Miscellaneous (0.41%)
Clorox Co                                        2,448                  154,224
Fortune Brands Inc                               2,443                  183,494
Kimberly-Clark Corp                              7,421                  485,036
                                                             -------------------
                                                                        822,754
                                                             -------------------
Containers - Metal & Glass (0.03%)
Ball Corp (a)                                    1,688                   68,280
                                                             -------------------

Containers - Paper & Plastic (0.10%)
Bemis Co (a)                                     1,698                   55,796
Pactiv Corp (b)                                  2,235                   63,519
Sealed Air Corp                                  1,313                   71,060
                                                             -------------------
                                                                        190,375
                                                             -------------------
Cosmetics & Toiletries (2.04%)
Alberto-Culver Co                                1,264                   63,946
Avon Products Inc                                7,251                  222,316
Colgate-Palmolive Co                             8,364                  519,404
Estee Lauder Cos Inc/The (a)                     2,092                   84,370
Procter & Gamble Co                             51,425                3,187,322
                                                             -------------------
                                                                      4,077,358
                                                             -------------------
Cruise Lines (0.17%)
Carnival Corp                                    7,207                  338,945
                                                             -------------------

Data Processing & Management (0.54%)
Automatic Data Processing Inc                    8,998                  425,965
First Data Corp                                 12,393                  520,506
Fiserv Inc (b)                                   2,822                  132,888
                                                             -------------------
                                                                      1,079,359
                                                             -------------------
Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)                         2,251                   75,656
                                                             -------------------

Disposable Medical Products (0.06%)
CR Bard Inc                                      1,677                  125,775
                                                             -------------------

Distribution & Wholesale (0.10%)
Genuine Parts Co                                 2,775                  119,686
WW Grainger Inc                                  1,219                   81,697
                                                             -------------------
                                                                        201,383
                                                             -------------------
Diversified Manufacturing Operations (5.02%)
3M Co                                           12,200                  907,924
Cooper Industries Ltd                            1,483                  126,381
Danaher Corp                                     3,832                  263,143
Dover Corp                                       3,296                  156,362
Eaton Corp                                       2,429                  167,237
General Electric Co (c)                        167,201                5,902,195
Honeywell International Inc                     13,264                  542,498
Illinois Tool Works Inc                          6,806                  305,589
Ingersoll-Rand Co Ltd                            5,211                  197,914
ITT Corp                                         2,991                  153,349
Diversified Manufacturing Operations
Leggett & Platt Inc                              2,926                   73,238
Parker Hannifin Corp                             1,947                  151,340
Textron Inc                                      2,045                  178,938
Tyco International Ltd                          32,631                  913,342
                                                             -------------------
                                                                     10,039,450
                                                             -------------------
Drug Delivery Systems (0.05%)
Hospira Inc (b)                                  2,543                   97,321
                                                             -------------------

E-Commerce - Products (0.08%)
Amazon.Com Inc (a)(b)                            5,089                  163,459
                                                             -------------------

E-Commerce - Services (0.27%)
eBay Inc (a)(b)                                 19,027                  539,606
                                                             -------------------

Electric - Generation (0.11%)
AES Corp/The (a)(b)                             10,713                  218,438
                                                             -------------------

Electric - Integrated (2.96%)
Allegheny Energy Inc (a)(b)                      2,666                  107,093
Ameren Corp (a)                                  3,334                  176,002
American Electric Power Co Inc                   6,381                  232,077
Centerpoint Energy Inc (a)                       5,049                   72,302
CMS Energy Corp (a)(b)                           3,589                   51,825
Consolidated Edison Inc (a)                      3,992                  184,431
Constellation Energy Group Inc                   2,910                  172,272
Dominion Resources Inc/VA                        5,715                  437,140
DTE Energy Co (a)                                2,879                  119,507
Duke Energy Corp                                20,294                  612,879
Edison International                             5,277                  219,734
Entergy Corp                                     3,375                  264,026
Exelon Corp (a)                                 10,843                  656,435
FirstEnergy Corp                                 5,342                  298,404
FPL Group Inc (a)                                6,550                  294,750
PG&E Corp                                        5,637                  234,781
Pinnacle West Capital Corp                       1,611                   72,576
PPL Corp                                         6,171                  203,026
Progress Energy Inc                              4,103                  186,194
Public Service Enterprise Group Inc              4,077                  249,472
Southern Co/The (a)                             12,022                  414,278
TECO Energy Inc                                  3,383                   52,944
TXU Corp                                         7,473                  467,212
Xcel Energy Inc                                  6,575                  135,774
                                                             -------------------
                                                                      5,915,134
                                                             -------------------
Electric Products - Miscellaneous (0.32%)
Emerson Electric Co                              6,603                  553,728
Molex Inc                                        2,291                   89,280
                                                             -------------------
                                                                        643,008
                                                             -------------------
Electronic Components -
Miscellaneous (0.08%)
Jabil Circuit Inc (a)                            2,991                   85,453
Sanmina-SCI Corp (b)                             8,630                   32,276
Solectron Corp (a)(b)                           14,813                   48,290
                                                             -------------------
                                                                        166,019
                                                             -------------------
Electronic Components -
Semiconductors (2.13%)
Advanced Micro Devices Inc (a)(b)                7,870                  195,569
Altera Corp (a)(b)                               5,819                  106,953
Broadcom Corp (b)                                7,595                  230,432

Electronic Components - Semiconductors
Freescale Semiconductor Inc - B Shares (b)       6,570                  249,726
Intel Corp                                      93,421                1,921,670
LSI Logic Corp (b)                               6,472                   53,200
Micron Technology Inc (a)(b)                    11,821                  205,685
National Semiconductor Corp (a)                  4,821                  113,438
Nvidia Corp (b)                                  5,709                  168,929
PMC - Sierra Inc (a)(b)                          3,385                   20,107
QLogic Corp (b)                                  2,581                   48,781
Texas Instruments Inc                           24,822                  825,332
Xilinx Inc (a)                                   5,505                  120,835
                                                             -------------------
                                                                      4,260,657
                                                             -------------------
Electronic Forms (0.18%)
Adobe Systems Inc (b)                            9,381                  351,318
                                                             -------------------

Electronic Measurement Instruments (0.13%)
Agilent Technologies Inc (b)                     6,619                  216,375
Tektronix Inc                                    1,356                   39,229
                                                             -------------------
                                                                        255,604
                                                             -------------------
Electronics - Military (0.08%)
L-3 Communications Holdings Inc                  1,993                  156,112
                                                             -------------------

Engineering - Research & Development
Services (0.05%)
Fluor Corp                                       1,419                  109,107
                                                             -------------------

Engines - Internal Combustion (0.05%)
Cummins Inc (a)                                    851                  101,465
                                                             -------------------

Enterprise Software & Services (0.72%)
BMC Software Inc (b)                             3,320                   90,370
CA Inc                                           6,471                  153,298
Novell Inc (b)                                   5,491                   33,605
Oracle Corp (b)                                 65,328                1,158,919
                                                             -------------------
                                                                      1,436,192
                                                             -------------------
Entertainment Software (0.14%)
Electronic Arts Inc (b)                          4,967                  276,563
                                                             -------------------

Fiduciary Banks (0.60%)
Bank of New York Co Inc/The                     12,360                  435,814
Mellon Financial Corp                            6,664                  260,562
Northern Trust Corp                              3,035                  177,335
State Street Corp                                5,363                  334,651
                                                             -------------------
                                                                      1,208,362
                                                             -------------------
Filtration & Separation Products (0.03%)
Pall Corp (a)                                    2,022                   62,298
                                                             -------------------

Finance - Commercial (0.08%)
CIT Group Inc                                    3,220                  156,589
                                                             -------------------

Finance - Consumer Loans (0.17%)
SLM Corp                                         6,641                  345,199
                                                             -------------------

Finance - Credit Card (0.75%)
American Express Co                             19,676                1,103,430
Capital One Financial Corp (a)                   4,958                  389,996
                                                             -------------------
                                                                      1,493,426
                                                             -------------------

Finance - Investment Banker & Broker (5.79%)
Bear Stearns Cos Inc/The                         1,950                  273,195
Charles Schwab Corp/The                         16,749                  299,807
Citigroup Inc                                   80,074                3,977,276
E*Trade Financial Corp (a)(b)                    6,919                  165,502
Goldman Sachs Group Inc                          6,992                1,182,837
JPMorgan Chase & Co                             56,225                2,640,326
Lehman Brothers Holdings Inc                     8,701                  642,656
Merrill Lynch & Co Inc                          14,358                1,123,083
Morgan Stanley                                  17,362                1,265,863
                                                             -------------------
                                                                     11,570,545
                                                             -------------------
Finance - Mortgage Loan/Banker (0.98%)
Countrywide Financial Corp                       9,912                  347,317
Fannie Mae                                      15,677                  876,501
Freddie Mac                                     11,192                  742,365
                                                             -------------------
                                                                      1,966,183
                                                             -------------------
Finance - Other Services (0.14%)
Chicago Mercantile Exchange Holdings Inc           576                  275,472
                                                             -------------------

Financial Guarantee Insurance (0.18%)
AMBAC Financial Group Inc                        1,715                  141,916
MBIA Inc                                         2,183                  134,124
MGIC Investment Corp (a)                         1,368                   82,039
                                                             -------------------
                                                                        358,079
                                                             -------------------
Food - Confectionery (0.16%)
Hershey Co/The                                   2,845                  152,065
WM Wrigley Jr Co                                 3,551                  163,559
                                                             -------------------
                                                                        315,624
                                                             -------------------
Food - Dairy Products (0.05%)
Dean Foods Co (b)                                2,162                   90,847
                                                             -------------------

Food - Meat Products (0.03%)
Tyson Foods Inc (a)                              4,081                   64,806
                                                             -------------------

Food - Miscellaneous/Diversified (0.68%)
Campbell Soup Co                                 3,735                  136,328
ConAgra Foods Inc                                8,274                  202,548
General Mills Inc                                5,714                  323,412
HJ Heinz Co                                      5,369                  225,122
Kellogg Co                                       4,048                  200,457
McCormick & Co Inc/MD                            2,135                   81,087
Sara Lee Corp                                   12,311                  197,838
                                                             -------------------
                                                                      1,366,792
                                                             -------------------
Food - Retail (0.31%)
Kroger Co/The                                   11,702                  270,784
Safeway Inc                                      7,201                  218,550
Whole Foods Market Inc (a)                       2,287                  135,917
                                                             -------------------
                                                                        625,251

                                                             -------------------
Food - Wholesale & Distribution (0.22%)
Supervalu Inc                                    3,428                  101,640
Sysco Corp                                      10,018                  335,102
                                                             -------------------
                                                                        436,742
                                                             -------------------
Forestry (0.17%)
Plum Creek Timber Co Inc                         2,903                   98,818
Weyerhaeuser Co                                  3,988                  245,382
                                                             -------------------
                                                                        344,200
                                                             -------------------

Gas - Distribution (0.24%)
KeySpan Corp                                     2,835                  116,632
Nicor Inc                                          721                   30,830
NiSource Inc                                     4,418                   96,047
Peoples Energy Corp (a)                            623                   25,325
Sempra Energy                                    4,231                  212,608
                                                             -------------------
                                                                        481,442
                                                             -------------------
Gold Mining (0.16%)
Newmont Mining Corp                              7,283                  311,348
                                                             -------------------

Health Care Cost Containment (0.13%)
McKesson Corp                                    4,848                  255,587
                                                             -------------------

Home Decoration Products (0.06%)
Newell Rubbermaid Inc                            4,485                  127,015
                                                             -------------------

Hotels & Motels (0.34%)
Hilton Hotels Corp                               6,248                  174,007
Marriott International Inc                       5,565                  215,031
Starwood Hotels & Resorts Worldwide Inc          3,528                  201,766
Wyndham Worldwide Corp (b)                       3,245                   90,763
                                                             -------------------
                                                                        681,567
                                                             -------------------
Human Resources (0.08%)
Monster Worldwide Inc (b)                        2,079                   75,239
Robert Half International Inc                    2,775                   94,267
                                                             -------------------
                                                                        169,506
                                                             -------------------
Identification Systems - Development (0.03%)
Symbol Technologies Inc                          4,113                   61,119
                                                             -------------------

Independent Power Producer (0.02%)
Dynegy Inc (b)                                   6,126                   33,938
                                                             -------------------

Industrial Automation & Robots (0.08%)
Rockwell Automation Inc                          2,850                  165,585
                                                             -------------------

Industrial Gases (0.27%)
Air Products & Chemicals Inc                     3,569                  236,875
Praxair Inc                                      5,221                  308,874
                                                             -------------------
                                                                        545,749
                                                             -------------------
Instruments - Controls (0.05%)
Thermo Electron Corp (a)(b)                      2,552                  100,370
                                                             -------------------

Instruments - Scientific (0.18%)
Applera Corp - Applied Biosystems Group          2,952                   97,741
Fisher Scientific International Inc (a)(b)       2,015                  157,653
PerkinElmer Inc                                  2,034                   38,504
Waters Corp (b)                                  1,659                   75,119
                                                             -------------------
                                                                        369,017
                                                             -------------------
Insurance Brokers (0.21%)
AON Corp                                         5,093                  172,500
Marsh & McLennan Cos Inc                         8,914                  250,929
                                                             -------------------
                                                                        423,429
                                                             -------------------
Internet Security (0.21%)
Symantec Corp (a)(b)                            16,021                  340,927
VeriSign Inc (a)(b)                              3,970                   80,194
                                                             -------------------
                                                                        421,121
                                                             -------------------

Investment Management & Advisory
Services (0.50%)
Ameriprise Financial Inc                         3,948                  185,161
Federated Investors Inc                          1,467                   49,599
Franklin Resources Inc                           2,700                  285,525
Janus Capital Group Inc                          3,347                   66,003
Legg Mason Inc                                   2,124                  214,227
T Rowe Price Group Inc                           4,238                  202,788
                                                             -------------------
                                                                      1,003,303
                                                             -------------------
Leisure & Recreation Products (0.02%)
Brunswick Corp (a)                               1,502                   46,847
                                                             -------------------

Life & Health Insurance (0.84%)
Aflac Inc                                        8,038                  367,819
Cigna Corp                                       1,796                  208,911
Lincoln National Corp                            4,650                  288,672
Prudential Financial Inc                         7,855                  598,944
Torchmark Corp                                   1,602                  101,102
UnumProvident Corp                               5,548                  107,575
                                                             -------------------
                                                                      1,673,023
                                                             -------------------
Linen Supply & Related Items (0.05%)
Cintas Corp                                      2,212                   90,316
                                                             -------------------

Machinery - Construction & Mining (0.35%)
Caterpillar Inc                                 10,621                  698,862
                                                             -------------------

Machinery - Farm (0.16%)
Deere & Co                                       3,745                  314,243
                                                             -------------------

Medical - Biomedical/Gene (1.03%)
Amgen Inc (b)                                   18,959                1,356,137
Biogen Idec Inc (b)                              5,565                  248,644
Genzyme Corp (b)                                 4,233                  285,601
Medimmune Inc (b)                                3,878                  113,276
Millipore Corp (a)(b)                              863                   52,902
                                                             -------------------
                                                                      2,056,560
                                                             -------------------
Medical - Drugs (4.99%)
Abbott Laboratories                             24,745                1,201,617
Allergan Inc                                     2,442                  274,994
Bristol-Myers Squibb Co                         31,851                  793,727
Eli Lilly & Co                                  15,928                  907,896
Forest Laboratories Inc (b)                      5,150                  260,641
King Pharmaceuticals Inc (a)(b)                  3,937                   67,047
Merck & Co Inc                                  35,245                1,476,766
Pfizer Inc                                     118,095                3,349,174
Schering-Plough Corp                            23,992                  529,983
Wyeth                                           21,795                1,108,058
                                                             -------------------
                                                                      9,969,903
                                                             -------------------
Medical - Generic Drugs (0.10%)
Barr Pharmaceuticals Inc (a)(b)                  1,722                   89,441
Mylan Laboratories Inc                           3,414                   68,724
Watson Pharmaceuticals Inc (b)                   1,656                   43,337
                                                             -------------------
                                                                        201,502
                                                             -------------------
Medical - HMO (1.25%)
Aetna Inc                                        8,871                  350,848
Coventry Health Care Inc (b)                     2,574                  132,612
Humana Inc (b)                                   2,673                  176,659
UnitedHealth Group Inc                          21,816                1,073,347

Medical - HMO
WellPoint Inc (b)                               10,038                  773,428
                                                             -------------------
                                                                      2,506,894
                                                             -------------------
Medical - Hospitals (0.24%)
HCA Inc (a)                                      6,866                  342,544
Health Management Associates Inc (a)             3,892                   81,343
Tenet Healthcare Corp (b)                        7,634                   62,141
                                                             -------------------
                                                                        486,028
                                                             -------------------
Medical - Nursing Homes (0.03%)
Manor Care Inc (a)                               1,193                   62,370
                                                             -------------------

Medical - Wholesale Drug
Distribution (0.29%)
AmerisourceBergen Corp (a)                       3,265                  147,578
Cardinal Health Inc                              6,568                  431,780
                                                             -------------------
                                                                        579,358
                                                             -------------------
Medical Information Systems (0.04%)
IMS Health Inc                                   3,264                   86,953
                                                             -------------------

Medical Instruments (0.67%)
Boston Scientific Corp (b)                      19,079                  282,178
Medtronic Inc                                   18,615                  864,481
St Jude Medical Inc (b)                          5,712                  201,577
                                                             -------------------
                                                                      1,348,236
                                                             -------------------
Medical Laboratory & Testing Service (0.15%)
Laboratory Corp of America Holdings (a)(b)       2,028                  132,976
Quest Diagnostics Inc                            2,618                  160,117
                                                             -------------------
                                                                        293,093
                                                             -------------------
Medical Products (2.24%)
Baxter International Inc                        10,566                  480,331
Becton Dickinson & Co                            3,963                  280,065
Biomet Inc (a)                                   3,965                  127,633
Johnson & Johnson                               47,375                3,076,533
Stryker Corp (a)                                 4,807                  238,379
Zimmer Holdings Inc (a)(b)                       3,932                  265,410
                                                             -------------------
                                                                      4,468,351
                                                             -------------------
Metal - Aluminum (0.20%)
Alcoa Inc                                       14,040                  393,682
                                                             -------------------

Metal - Copper (0.14%)
Phelps Dodge Corp                                3,304                  279,849
                                                             -------------------

Metal - Diversified (0.08%)
Freeport-McMoRan Copper & Gold Inc               3,182                  169,473
                                                             -------------------

Motorcycle/Motor Scooter (0.13%)
Harley-Davidson Inc                              4,247                  266,499
                                                             -------------------

Multi-Line Insurance (2.86%)
ACE Ltd                                          5,267                  288,263
Allstate Corp/The                               10,196                  639,595
American International Group Inc                42,091                2,788,950
Cincinnati Financial Corp                        2,806                  134,856
Genworth Financial Inc                           7,369                  257,989
Hartford Financial Services Group Inc            4,928                  427,504
Loews Corp                                       7,403                  280,574
Metlife Inc (a)                                 12,299                  697,107

Multi-Line Insurance
XL Capital Ltd                                   2,920                  200,604
                                                             -------------------
                                                                      5,715,442
                                                             -------------------
Multimedia (1.92%)
EW Scripps Co                                    1,350                   64,706
McGraw-Hill Cos Inc/The                          5,700                  330,771
Meredith Corp                                      631                   31,127
News Corp                                       37,846                  743,674
Time Warner Inc                                 65,870                1,200,810
Viacom Inc (b)                                  11,491                  427,235
Walt Disney Co                                  33,853                1,046,396
                                                             -------------------
                                                                      3,844,719
                                                             -------------------
Networking Products (1.22%)
Cisco Systems Inc (b)                           98,873                2,274,079
Juniper Networks Inc (a)(b)                      9,163                  158,337
                                                             -------------------
                                                                      2,432,416
                                                             -------------------
Non-Hazardous Waste Disposal (0.18%)
Allied Waste Industries Inc (a)(b)               4,108                   46,297
Waste Management Inc                             8,754                  321,097
                                                             -------------------
                                                                        367,394
                                                             -------------------
Office Automation & Equipment (0.20%)
Pitney Bowes Inc                                 3,588                  159,199
Xerox Corp (b)                                  15,844                  246,533
                                                             -------------------
                                                                        405,732
                                                             -------------------
Office Supplies & Forms (0.05%)
Avery Dennison Corp                              1,529                   92,000
                                                             -------------------

Oil - Field Services (1.20%)
Baker Hughes Inc                                 5,328                  363,370
BJ Services Co                                   4,845                  145,980
Halliburton Co                                  16,701                  475,143
Schlumberger Ltd                                19,177                1,189,549
Weatherford International Ltd (b)                5,604                  233,799
                                                             -------------------
                                                                      2,407,841
                                                             -------------------
Oil & Gas Drilling (0.36%)
Nabors Industries Ltd (a)(b)                     5,119                  152,290
Noble Corp                                       2,221                  142,544
Rowan Cos Inc                                    1,788                   56,554
Transocean Inc (b)                               5,103                  373,693
                                                             -------------------
                                                                        725,081
                                                             -------------------
Oil Company - Exploration &
Production (0.97%)
Anadarko Petroleum Corp                          7,442                  326,183
Apache Corp                                      5,332                  336,982
Chesapeake Energy Corp                           6,128                  177,589
Devon Energy Corp                                7,143                  451,081
EOG Resources Inc                                3,929                  255,582
Murphy Oil Corp                                  3,026                  143,886
XTO Energy Inc                                   5,924                  249,578
                                                             -------------------
                                                                      1,940,881
                                                             -------------------
Oil Company - Integrated (5.82%)
Chevron Corp                                    35,599                2,308,951
ConocoPhillips                                  26,688                1,588,736
Exxon Mobil Corp                                96,287                6,460,858
Hess Corp                                        3,907                  161,828
Marathon Oil Corp                                5,801                  446,097

Oil Company - Integrated
Occidental Petroleum Corp                       13,954                  671,327
                                                             -------------------
                                                                     11,637,797
                                                             -------------------
Oil Field Machinery & Equipment (0.08%)
National Oilwell Varco Inc (a)(b)                2,840                  166,282
                                                             -------------------

Oil Refining & Marketing (0.32%)
Sunoco Inc                                       2,112                  131,346
Valero Energy Corp                               9,926                  510,891
                                                             -------------------
                                                                        642,237
                                                             -------------------
Optical Supplies (0.02%)
Bausch & Lomb Inc (a)                              871                   43,663
                                                             -------------------

Paper & Related Products (0.23%)
International Paper Co (a)                       7,987                  276,590
Louisiana-Pacific Corp                           1,704                   31,984
MeadWestvaco Corp                                2,934                   77,780
Temple-Inland Inc                                1,761                   70,616
                                                             -------------------
                                                                        456,970

                                                             -------------------
Pharmacy Services (0.42%)
Caremark Rx Inc                                  6,914                  391,816
Express Scripts Inc (b)                          2,231                  168,418
Medco Health Solutions Inc (b)                   4,760                  286,124
                                                             -------------------
                                                                        846,358
                                                             -------------------
Photo Equipment & Supplies (0.05%)
Eastman Kodak Co (a)                             4,652                  104,205
                                                             -------------------

Pipelines (0.28%)
El Paso Corp (a)                                11,272                  153,750
Kinder Morgan Inc                                1,735                  181,915
Williams Cos Inc (a)                             9,650                  230,345
                                                             -------------------
                                                                        566,010
                                                             -------------------
Power Converter & Supply Equipment (0.03%)
American Power Conversion Corp (a)               2,746                   60,302
                                                             -------------------

Printing - Commercial (0.06%)
RR Donnelley & Sons Co                           3,503                  115,459
                                                             -------------------

Property & Casualty Insurance (0.64%)
Chubb Corp                                       6,654                  345,742
Progressive Corp/The                            12,507                  306,922
Safeco Corp                                      1,885                  111,083
St Paul Travelers Cos Inc/The                   11,191                  524,746
                                                             -------------------
                                                                      1,288,493
                                                             -------------------
Publicly Traded Investment Fund (1.30%)
iShares S&P 500 Index Fund/US                   19,420                2,596,454
                                                             -------------------

Publishing - Newspapers (0.20%)
Dow Jones & Co Inc (a)                           1,053                   35,318
Gannett Co Inc (a)                               3,828                  217,545
New York Times Co (a)                            2,340                   53,773
Tribune Co (a)                                   3,088                  101,039
                                                             -------------------
                                                                        407,675
                                                             -------------------
Quarrying (0.06%)
Vulcan Materials Co (a)                          1,563                  122,305
                                                             -------------------

Real Estate Magagement & Services (0.04%)
Realogy Corp (b)                                 3,453                   78,314
                                                             -------------------

Regional Banks (5.15%)
Bank of America Corp                            73,303                3,926,842
Comerica Inc                                     2,627                  149,529
Fifth Third Bancorp                              9,036                  344,091
Huntington Bancshares Inc/OH                     3,847                   92,059
Keycorp                                          6,532                  244,558
National City Corp (a)                           9,797                  358,570
PNC Financial Services Group Inc                 4,769                  345,466
SunTrust Banks Inc                               5,909                  456,648
US Bancorp                                      28,784                  956,204
Wachovia Corp (a)                               25,744                1,436,515
Wells Fargo & Co                                54,537                1,973,149
                                                             -------------------
                                                                     10,283,631
                                                             -------------------
REITS - Apartments (0.26%)
Apartment Investment & Management Co             1,577                   85,804
Archstone-Smith Trust (a)                        3,470                  188,907
Equity Residential                               4,712                  238,333
                                                             -------------------
                                                                        513,044
                                                             -------------------
REITS - Diversified (0.11%)
Vornado Realty Trust                             1,974                  215,166
                                                             -------------------

REITS - Office Property (0.21%)
Boston Properties Inc                            1,851                  191,282
Equity Office Properties Trust                   5,671                  225,479
                                                             -------------------
                                                                        416,761
                                                             -------------------
REITS - Regional Malls (0.16%)
Simon Property Group Inc (a)                     3,582                  324,601
                                                             -------------------

REITS - Shopping Centers (0.08%)
Kimco Realty Corp                                3,508                  150,388
                                                             -------------------

REITS - Storage (0.08%)
Public Storage Inc                               1,746                  150,139
                                                             -------------------

REITS - Warehouse & Industrial (0.11%)
Prologis                                         3,970                  226,528
                                                             -------------------

Retail - Apparel & Shoe (0.23%)
Gap Inc/The                                      8,722                  165,282
Ltd Brands Inc                                   5,501                  145,721
Nordstrom Inc                                    3,699                  156,468
                                                             -------------------
                                                                        467,471
                                                             -------------------
Retail - Auto Parts (0.04%)
Autozone Inc (b)                                   854                   88,218
                                                             -------------------

Retail - Automobile (0.03%)
Autonation Inc (a)(b)                            2,484                   51,916
                                                             -------------------

Retail - Bedding (0.09%)
Bed Bath & Beyond Inc (a)(b)                     4,571                  174,886
                                                             -------------------

Retail - Building Products (0.95%)
Home Depot Inc                                  33,430                1,212,506

Retail - Building Products
Lowe's Cos Inc                                  24,747                  694,401
                                                             -------------------
                                                                      1,906,907
                                                             -------------------
Retail - Consumer Electronics (0.23%)
Best Buy Co Inc                                  6,585                  352,693
Circuit City Stores Inc                          2,284                   57,351
RadioShack Corp (a)                              2,198                   42,421
                                                             -------------------
                                                                        452,465
                                                             -------------------
Retail - Discount (1.75%)
Big Lots Inc (a)(b)                              1,763                   34,925
Costco Wholesale Corp                            7,579                  376,525
Dollar General Corp                              5,053                   68,872
Family Dollar Stores Inc                         2,456                   71,813
Target Corp                                     13,908                  768,417
TJX Cos Inc                                      7,280                  204,058
Wal-Mart Stores Inc                             39,839                1,964,860
                                                             -------------------
                                                                      3,489,470
                                                             -------------------
Retail - Drug Store (0.58%)
CVS Corp                                        13,304                  427,325
Walgreen Co                                     16,326                  724,711
                                                             -------------------
                                                                      1,152,036
                                                             -------------------
Retail - Jewelry (0.04%)
Tiffany & Co                                     2,237                   74,268
                                                             -------------------

Retail - Major Department Store (0.23%)
JC Penney Co Inc                                 3,631                  248,324
Sears Holdings Corp (b)                          1,347                  212,947
                                                             -------------------
                                                                        461,271
                                                             -------------------
Retail - Office Supplies (0.26%)
Office Depot Inc (b)                             4,588                  182,144
OfficeMax Inc                                    1,202                   48,969
Staples Inc                                     11,767                  286,291
                                                             -------------------
                                                                        517,404
                                                             -------------------
Retail - Regional Department Store (0.38%)
Dillard's Inc                                      979                   32,043
Federated Department Stores Inc                  8,803                  380,377
Kohl's Corp (b)                                  5,303                  344,271
                                                             -------------------
                                                                        756,691
                                                             -------------------
Retail - Restaurants (0.83%)
Darden Restaurants Inc                           2,366                  100,484
McDonald's Corp                                 19,862                  777,002
Starbucks Corp (a)(b)                           12,246                  416,976
Wendy's International Inc                        1,906                  127,702
Yum! Brands Inc                                  4,385                  228,239
                                                             -------------------
                                                                      1,650,403
                                                             -------------------
Rubber - Tires (0.02%)
Goodyear Tire & Rubber Co/The (a)(b)             2,872                   41,644
                                                             -------------------

Savings & Loans - Thrifts (0.57%)
Golden West Financial Corp                       4,305                  332,561
Sovereign Bancorp Inc (a)                        5,808                  124,930
Washington Mutual Inc (a)                       15,605                  678,350
                                                             -------------------
                                                                      1,135,841
                                                             -------------------
Schools (0.06%)
Apollo Group Inc (a)(b)                          2,267                  111,627
                                                             -------------------

Semiconductor Component - Integrated
Circuits (0.23%)
Analog Devices Inc                               5,715                  167,964
Linear Technology Corp (a)                       4,879                  151,834
Maxim Integrated Products Inc                    5,194                  145,796
                                                             -------------------
                                                                        465,594
                                                             -------------------
Semiconductor Equipment (0.32%)
Applied Materials Inc (a)                       22,473                  398,446
Kla-Tencor Corp                                  3,224                  143,371
Novellus Systems Inc (a)(b)                      1,996                   55,209
Teradyne Inc (a)(b)                              3,191                   41,994
                                                             -------------------
                                                                        639,020
                                                             -------------------
Steel - Producers (0.18%)
Nucor Corp                                       4,994                  247,153
United States Steel Corp                         1,993                  114,956
                                                             -------------------
                                                                        362,109
                                                             -------------------
Steel - Specialty (0.05%)
Allegheny Technologies Inc                       1,629                  101,308
                                                             -------------------

Telecommunication Equipment (0.23%)
ADC Telecommunications Inc (a)(b)                1,899                   28,485
Andrew Corp (a)(b)                               2,586                   23,869
Avaya Inc (a)(b)                                 7,401                   84,667
Comverse Technology Inc (a)(b)                   3,272                   70,152
Lucent Technologies Inc (a)(b)                  72,592                  169,865
Tellabs Inc (b)                                  7,251                   79,471
                                                             -------------------
                                                                        456,509
                                                             -------------------
Telecommunication Equipment - Fiber
Optics (0.36%)
Ciena Corp (b)                                   1,368                   37,266
Corning Inc (b)                                 25,263                  616,670
JDS Uniphase Corp (b)                           27,289                   59,763
                                                             -------------------
                                                                        713,699
                                                             -------------------
Telecommunication Services (0.06%)
Embarq Corp                                      2,415                  116,814
                                                             -------------------

Telephone - Integrated (3.18%)
AT&T Inc (a)                                    62,909                2,048,317
BellSouth Corp                                  29,409                1,257,235
CenturyTel Inc                                   1,885                   74,778
Citizens Communications Co                       5,196                   72,952
Qwest Communications International
  Inc (a)(b)                                    25,921                  226,031
Sprint Nextel Corp                              48,386                  829,820
Verizon Communications Inc                      46,949                1,743,216
Windstream Corp                                  7,679                  101,286
                                                             -------------------
                                                                      6,353,635
                                                             -------------------
Television (0.25%)
CBS Corp                                        12,643                  356,153
Univision Communications Inc (a)(b)              4,064                  139,558
                                                             -------------------
                                                                        495,711
                                                             -------------------
Therapeutics (0.25%)
Gilead Sciences Inc (b)                          7,399                  508,311
                                                             -------------------

Tobacco (1.46%)
Altria Group Inc                                33,906                2,595,504
Reynolds American Inc (a)                        2,776                  172,029
UST Inc                                          2,605                  142,832
                                                             -------------------
                                                                      2,910,365
                                                             -------------------

Tools - Hand Held (0.10%)
Black & Decker Corp                              1,199                   95,141
Snap-On Inc                                        940                   41,877
Stanley Works/The                                1,311                   65,353
                                                             -------------------
                                                                        202,371
                                                             -------------------
Toys (0.09%)
Hasbro Inc                                       2,649                   60,265
Mattel Inc                                       6,122                  120,603
                                                             -------------------
                                                                        180,868
                                                             -------------------
Transport - Rail (0.67%)
Burlington Northern Santa Fe Corp                5,862                  430,505
CSX Corp                                         7,184                  235,851
Norfolk Southern Corp                            6,702                  295,223
Union Pacific Corp                               4,362                  383,856
                                                             -------------------
                                                                      1,345,435
                                                             -------------------
Transport - Services (0.93%)
FedEx Corp                                       4,963                  539,379
Ryder System Inc                                 1,004                   51,887
United Parcel Service Inc                       17,509                1,259,597
                                                             -------------------
                                                                      1,850,863
                                                             -------------------
Travel Services (0.03%)
Sabre Holdings Corp                              2,135                   49,938
                                                             -------------------

Web Portals (0.95%)
Google Inc (a)(b)                                3,451                1,386,957
Yahoo! Inc (a)(b)                               20,133                  508,962
                                                             -------------------
                                                                      1,895,919
                                                             -------------------
Wireless Equipment (0.98%)
Motorola Inc                                    39,682                  992,050
Qualcomm Inc                                    26,755                  972,544
                                                             -------------------
                                                                      1,964,594
                                                             -------------------
TOTAL COMMON STOCKS                                       $         197,036,897
                                                             -------------------
                                             Principal
                                              Amount               Value
                                             ---------- ---- -------------------
SHORT TERM INVESTMENTS (1.28%)
Commercial Paper (1.28%)
Investment in Joint Trading Account;
General Electric Capital
5.34%, 10/ 2/2006                            2,552,711                2,552,711
                                                             -------------------
TOTAL SHORT TERM INVESTMENTS                              $           2,552,711
                                                             -------------------
MONEY MARKET FUNDS (11.09%)
Money Center Banks (11.09%)
BNY Institutional Cash Reserve Fund (d)      22,176,000              22,176,000
                                                             -------------------
TOTAL MONEY MARKET FUNDS                                  $          22,176,000
                                                             -------------------
Total Investments                                         $         221,765,608
Liabilities in Excess of Other Assets, Net - (10.95)%               (21,890,615)
                                                            -------------------
TOTAL NET ASSETS - 100.00%                                $         199,874,993

                                                            ===================
                                                            -------------------

                                                            ===================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,429,650 or 0.72% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $          43,312,833
Unrealized Depreciation                                 (20,267,861)
                                                  -------------------
Net Unrealized Appreciation (Depreciation)                23,044,972
Cost for federal income tax purposes                     198,720,636


                         SCHEDULE OF FUTURES CONTRACTS
                                                     Current      Unrealized
                            Number      Original      Market    Appreciation/
                               of
Type                        Contracts    Value        Value     (Depreciation)
--------------------------- --------- --------------------------------
Buy:
S & P 500; December 2006       7          $2,304,100  $2,354,450   $50,350

Portfolio Summary (unaudited)
--------------------------------------------------- -------------------
Sector                                                         Percent
--------------------------------------------------- -------------------
Financial                                                       33.86%
Consumer, Non-cyclical                                          20.23%
Communications                                                  10.99%
Industrial                                                      10.86%
Technology                                                      10.34%
Energy                                                           9.10%
Consumer, Cyclical                                               8.16%
Utilities                                                        3.33%
Basic Materials                                                  2.78%
Funds                                                            1.30%
Liabilities in Excess of Other Assets, Net                   (-10.95%)
                                                    -------------------
TOTAL NET ASSETS                                               100.00%
                                                    ===================

Other Assets Summary (unaudited)
--------------------------------------------------- -------------------
Asset Type                                                     Percent
--------------------------------------------------- -------------------
Futures                                                          1.18%


Schedule of Investments
September 30, 2006 (unaudited)
LargeCap Value Account
                                                 Shares
                                                  Held               Value
                                                ---------- --- ---------------
COMMON STOCKS (96.50%)
Advertising Agencies (0.31%)
Interpublic Group of Cos Inc (a)(b)                54,400   $         538,560
                                                               ---------------

Aerospace & Defense (1.62%)
Boeing Co                                          11,100             875,235
Lockheed Martin Corp                                7,400             636,844
Northrop Grumman Corp                              19,400           1,320,558
                                                               ---------------
                                                                    2,832,637
                                                               ---------------
Agricultural Operations (0.15%)
Bunge Ltd (a)                                       4,500             260,775
                                                               ---------------

Apparel Manufacturers (0.55%)
Jones Apparel Group Inc (a)                        13,700             444,428
VF Corp                                             7,050             514,298
                                                               ---------------
                                                                      958,726
                                                               ---------------
Applications Software (0.49%)
Microsoft Corp                                     31,400             858,162
                                                               ---------------

Auto - Car & Light Trucks (0.88%)
DaimlerChrysler AG (a)                             14,200             709,432
Toyota Motor Corp ADR                               7,600             827,640
                                                               ---------------
                                                                    1,537,072
                                                               ---------------
Auto/Truck Parts & Equipment -
Original (1.22%)
Autoliv Inc                                        15,100             832,161
BorgWarner Inc (a)                                 10,400             594,568
Magna International Inc (a)                         9,600             701,088
                                                               ---------------
                                                                    2,127,817
                                                               ---------------
Beverages - Non-Alcoholic (1.04%)
Coca-Cola Co/The                                   30,000           1,340,400
PepsiCo Inc                                         7,200             469,872
                                                               ---------------
                                                                    1,810,272
                                                               ---------------
Brewery (0.15%)
Molson Coors Brewing Co                             3,900             268,710
                                                               ---------------

Broadcasting Services & Programming (0.06%)
Liberty Media Holding Corp - Capital (b)            1,185              99,030
                                                               ---------------

Cable TV (1.01%)
Comcast Corp (a)(b)                                48,041           1,770,311
                                                               ---------------

Chemicals - Diversified (1.39%)
Dow Chemical Co/The                                32,600           1,270,748
EI Du Pont de Nemours & Co                          4,900             209,916
PPG Industries Inc                                 14,200             952,536
                                                               ---------------
                                                                    2,433,200
                                                               ---------------
Chemicals - Specialty (0.57%)
Hercules Inc (b)                                   22,300             351,671
Lubrizol Corp                                      14,000             640,220
                                                               ---------------
                                                                      991,891
                                                               ---------------

Commercial Banks (0.16%)
BB&T Corp                                           6,200             271,436
                                                               ---------------

Computer Services (0.86%)
Ceridian Corp (b)                                  24,900             556,764
Electronic Data Systems Corp                       38,800             951,376
                                                               ---------------
                                                                    1,508,140
                                                               ---------------
Computers (1.47%)
Hewlett-Packard Co                                 38,600           1,416,234
International Business Machines Corp               14,100           1,155,354
                                                               ---------------
                                                                    2,571,588
                                                               ---------------
Computers - Memory Devices (0.27%)
EMC Corp/Massachusetts (b)                         39,200             469,616
                                                               ---------------

Consumer Products - Miscellaneous (1.11%)
Clorox Co                                          11,700             737,100
Kimberly-Clark Corp                                18,400           1,202,624
                                                               ---------------
                                                                    1,939,724
                                                               ---------------
Containers - Metal & Glass (0.45%)
Crown Holdings Inc (a)(b)                          18,575             345,495
Owens-Illinois Inc (b)                             28,700             442,554
                                                               ---------------
                                                                      788,049
                                                               ---------------
Containers - Paper & Plastic (0.36%)
Sonoco Products Co                                 18,575             624,863
                                                               ---------------

Cosmetics & Toiletries (2.64%)
Colgate-Palmolive Co                               16,000             993,600
Procter & Gamble Co                                58,400           3,619,632
                                                               ---------------
                                                                    4,613,232
                                                               ---------------
Distribution & Wholesale (0.15%)
Tech Data Corp (b)                                  7,250             264,842
                                                               ---------------

Diversified Manufacturing Operations (4.65%)
Cooper Industries Ltd                               2,025             172,570
Crane Co                                            7,000             292,600
Eaton Corp                                         15,950           1,098,158
General Electric Co                               144,600           5,104,380
Ingersoll-Rand Co Ltd                               8,200             311,436
SPX Corp                                           11,500             614,560
Textron Inc                                         5,900             516,250
                                                               ---------------
                                                                    8,109,954
                                                               ---------------
E-Commerce - Services (0.07%)
Liberty Media Holding Corp - Interactive (b)        5,925             120,752
                                                               ---------------

Electric - Integrated (2.57%)
Constellation Energy Group Inc                     18,500           1,095,200
Dominion Resources Inc/VA (a)                      16,100           1,231,489
Entergy Corp                                       12,050             942,671
Northeast Utilities                                19,300             449,111
Pinnacle West Capital Corp                         16,000             720,800
Wisconsin Energy Corp                               1,040              44,866
                                                               ---------------
                                                                    4,484,137
                                                               ---------------
Electronic Components -
Miscellaneous (0.84%)
Celestica Inc (a)(b)                               20,500             220,170
Flextronics International Ltd (b)                  40,000             505,600
Sanmina-SCI Corp (b)                               67,100             250,954

Electronic Components - Miscellaneous
Solectron Corp (a)(b)                             147,800             481,828
                                                               ---------------
                                                                    1,458,552
                                                               ---------------
Electronic Components -
Semiconductors (0.21%)
Agere Systems Inc (a)(b)                           24,770             369,816
                                                               ---------------

Electronic Parts Distribution (0.14%)
Arrow Electronics Inc (b)                           9,000             246,870
                                                               ---------------

Fiduciary Banks (1.33%)
Bank of New York Co Inc/The                        41,000           1,445,660
Mellon Financial Corp                              22,400             875,840
                                                               ---------------
                                                                    2,321,500
                                                               ---------------
Finance - Commercial (0.28%)
CIT Group Inc                                      10,000             486,300
                                                               ---------------

Finance - Investment Banker & Broker (8.97%)
Citigroup Inc                                     143,100           7,107,777
Goldman Sachs Group Inc                             2,300             389,091
JPMorgan Chase & Co                               107,000           5,024,720
Merrill Lynch & Co Inc                             31,400           2,456,108
Morgan Stanley                                      9,200             670,772
                                                               ---------------
                                                                   15,648,468
                                                               ---------------
Finance - Mortgage Loan/Banker (3.06%)
Countrywide Financial Corp                         35,200           1,233,408
Fannie Mae                                         40,225           2,248,980
Freddie Mac                                        28,000           1,857,240
                                                               ---------------
                                                                    5,339,628
                                                               ---------------
Financial Guarantee Insurance (0.50%)
MBIA Inc                                            9,900             608,256
MGIC Investment Corp (a)                            4,500             269,865
                                                               ---------------
                                                                      878,121
                                                               ---------------
Food - Miscellaneous/Diversified (2.24%)
ConAgra Foods Inc (a)                              33,800             827,424
General Mills Inc                                  15,600             882,960
Kellogg Co                                         18,600             921,072
Kraft Foods Inc (a)                                 9,100             324,506
Sara Lee Corp                                      59,100             949,737
                                                               ---------------
                                                                    3,905,699
                                                               ---------------
Food - Retail (0.93%)
Kroger Co/The                                      37,500             867,750
Safeway Inc                                        24,675             748,886
                                                               ---------------
                                                                    1,616,636

                                                               ---------------
Home Decoration Products (0.20%)
Newell Rubbermaid Inc                              12,100             342,672
                                                               ---------------

Insurance Brokers (0.63%)
AON Corp                                           32,500           1,100,775
                                                               ---------------

Investment Management & Advisory
Services (0.64%)
Janus Capital Group Inc                            41,400             816,408
Waddell & Reed Financial Inc                       12,200             301,950
                                                               ---------------
                                                                    1,118,358
                                                               ---------------
Life & Health Insurance (1.02%)
Prudential Financial Inc                            8,300             632,875
Torchmark Corp                                     10,200             643,722

Life & Health Insurance
UnumProvident Corp (a)                             26,000             504,140
                                                               ---------------
                                                                    1,780,737
                                                               ---------------
Medical - Drugs (4.66%)
Eli Lilly & Co                                     12,700             723,900
Merck & Co Inc                                     50,575           2,119,092
Pfizer Inc                                        186,300           5,283,468
                                                               ---------------
                                                                    8,126,460
                                                               ---------------
Medical - Hospitals (0.06%)
Tenet Healthcare Corp (b)                          13,200             107,448
                                                               ---------------

Medical - Wholesale Drug
Distribution (0.34%)
AmerisourceBergen Corp (a)                         13,300             601,160
                                                               ---------------

Multi-Line Insurance (5.86%)
ACE Ltd                                             8,200             448,786
Allstate Corp/The                                   9,900             621,027
American International Group Inc                   62,700           4,154,502
Genworth Financial Inc                             34,100           1,193,841
Hartford Financial Services Group Inc              13,700           1,188,475
Metlife Inc (a)                                    24,450           1,385,826
Old Republic International Corp                    20,300             449,645
XL Capital Ltd                                     11,400             783,180
                                                               ---------------
                                                                   10,225,282
                                                               ---------------
Multimedia (2.00%)
Time Warner Inc                                   122,800           2,238,644
Viacom Inc (b)                                     19,287             717,091
Walt Disney Co                                     17,300             534,743
                                                               ---------------
                                                                    3,490,478
                                                               ---------------
Networking Products (0.20%)
Cisco Systems Inc (b)                              15,400             354,200
                                                               ---------------

Office Supplies & Forms (0.32%)
Avery Dennison Corp                                 9,200             553,564
                                                               ---------------

Oil & Gas Drilling (0.85%)
ENSCO International Inc (a)                         9,500             416,385
GlobalSantaFe Corp                                 12,300             614,877
Rowan Cos Inc                                      14,100             445,983
                                                               ---------------
                                                                    1,477,245
                                                               ---------------
Oil Company - Integrated (10.02%)
BP PLC ADR (a)                                     11,000             721,380
Chevron Corp                                       57,850           3,752,151
ConocoPhillips                                     27,800           1,654,934
Exxon Mobil Corp                                  135,600           9,098,760
Marathon Oil Corp                                  14,900           1,145,810
Occidental Petroleum Corp                           6,400             307,904
Total SA ADR                                       12,200             804,468
                                                               ---------------
                                                                   17,485,407
                                                               ---------------
Paper & Related Products (0.63%)
International Paper Co (a)                         20,900             723,767
Smurfit-Stone Container Corp (b)                   34,200             383,040
                                                               ---------------
                                                                    1,106,807
                                                               ---------------
Property & Casualty Insurance (1.15%)
Chubb Corp                                         10,850             563,766

Property & Casualty Insurance
St Paul Travelers Cos Inc/The                      30,813           1,444,822
                                                               ---------------
                                                                    2,008,588
                                                               ---------------
Publishing - Newspapers (0.61%)
Gannett Co Inc                                     18,700           1,062,721
                                                               ---------------

Regional Banks (8.35%)
Bank of America Corp                              113,736           6,092,837
Comerica Inc                                       15,500             882,260
Huntington Bancshares Inc/OH                       35,375             846,524
Keycorp                                             9,175             343,512
National City Corp (a)                             36,325           1,329,495
PNC Financial Services Group Inc                    5,500             398,420
SunTrust Banks Inc                                  9,975             770,868
US Bancorp                                         26,200             870,364
Wachovia Corp (a)                                  30,000           1,674,000
Wells Fargo & Co                                   37,900           1,371,222
                                                               ---------------
                                                                   14,579,502
                                                               ---------------
Reinsurance (0.49%)
PartnerRe Ltd                                       4,700             317,579
RenaissanceRe Holdings Ltd                          9,500             528,200
                                                               ---------------
                                                                      845,779
                                                               ---------------
Retail - Apparel & Shoe (0.55%)
Gap Inc/The                                         9,100             172,445
Ltd Brands Inc                                     29,900             792,051
                                                               ---------------
                                                                      964,496
                                                               ---------------
Retail - Discount (0.23%)
Target Corp                                         7,300             403,325
                                                               ---------------

Retail - Major Department Store (0.27%)
Saks Inc                                           26,800             463,104
                                                               ---------------

Retail - Office Supplies (0.61%)
Office Depot Inc (b)                               26,775           1,062,967
                                                               ---------------

Retail - Restaurants (1.08%)
McDonald's Corp (a)                                48,200           1,885,584
                                                               ---------------

Savings & Loans - Thrifts (1.25%)
Astoria Financial Corp                              7,650             235,773
Washington Mutual Inc (a)                          44,800           1,947,456
                                                               ---------------
                                                                    2,183,229
                                                               ---------------
Telecommunication Equipment (0.33%)
ADC Telecommunications Inc (a)(b)                  16,514             247,710
Tellabs Inc (b)                                    29,200             320,032
                                                               ---------------
                                                                      567,742

                                                               ---------------
Telecommunication Services (0.61%)
Embarq Corp                                        22,100           1,068,977
                                                               ---------------

Telephone - Integrated (5.68%)
AT&T Inc (a)                                      115,100           3,747,656
BellSouth Corp                                     34,300           1,466,325
Sprint Nextel Corp                                 64,100           1,099,315
Verizon Communications Inc                         97,000           3,601,610
                                                               ---------------
                                                                    9,914,906
                                                               ---------------

Television (0.72%)
CBS Corp                                           44,487           1,253,199
                                                               ---------------

Tobacco (1.85%)
Altria Group Inc                                   38,100           2,916,555
UST Inc                                             5,700             312,531
                                                               ---------------
                                                                    3,229,086
                                                               ---------------
Tools - Hand Held (0.27%)
Black & Decker Corp                                 6,000             476,100
                                                               ---------------

Toys (0.23%)
Mattel Inc                                         20,300             399,910
                                                               ---------------

Transport - Rail (0.98%)
CSX Corp                                           26,000             853,580
Norfolk Southern Corp                              19,600             863,380
                                                               ---------------
                                                                    1,716,960

                                                               ---------------
Wireless Equipment (1.11%)
American Tower Corp (b)                             8,000             292,000
Crown Castle International Corp (a)(b)             23,500             828,140
Nokia OYJ ADR                                      41,500             817,135
                                                               ---------------
                                                                    1,937,275
                                                               ---------------
TOTAL COMMON STOCKS                                         $     168,419,129
                                                               ---------------
                                                Principal
                                                 Amount          Value
                                                ---------- --- ---------------
MONEY MARKET FUNDS (10.20%)
Money Center Banks (10.20%)
BNY Institutional Cash Reserve Fund (c)         17,802,000         17,802,000
                                                               ---------------
TOTAL MONEY MARKET FUNDS                                    $      17,802,000
                                                               ---------------
Total Investments                                           $     186,221,129
Liabilities in Excess of Other Assets,
  Net - (6.70)%                                                   (11,695,271)
                                                               ---------------
TOTAL NET ASSETS - 100.00%                                  $     174,525,858
                                                               ===============
                                                               ---------------

                                                               ===============

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $          26,622,021
Unrealized Depreciation                                (2,440,005)
                                                -------------------
Net Unrealized Appreciation (Depreciation)              24,182,016
Cost for federal income tax purposes                   162,039,113



Portfolio Summary (unaudited)
----------------------------------------------- -------------------
Sector                                                     Percent
----------------------------------------------- -------------------
Financial                                                   43.88%
Consumer, Non-cyclical                                      15.49%
Communications                                              12.71%
Energy                                                      10.87%
Industrial                                                   9.31%
Consumer, Cyclical                                           5.96%
Technology                                                   3.31%
Basic Materials                                              2.60%
Utilities                                                    2.57%
Liabilities in Excess of Other Assets, Net                (-6.70%)
                                                -------------------
TOTAL NET ASSETS                                           100.00%
                                                ===================



Schedule of Investments
September 30, 2006 (unaudited)
MidCap Account
                                              Shares
                                               Held              Value
                                             ---------- -- -------------------
COMMON STOCKS (99.97%)
Aerospace & Defense Equipment (0.98%)
Alliant Techsystems Inc (a)(b)                  52,217  $           4,232,710
                                                           -------------------

Agricultural Operations (0.80%)
Delta & Pine Land Co                            85,371              3,457,526
                                                           -------------------

Applications Software (1.30%)
Intuit Inc (b)                                 175,188              5,621,783
                                                           -------------------

Broadcasting Services & Programming (3.73%)
Discovery Holding Co (a)(b)                    349,575              5,054,854
Liberty Global Inc - A Shares (a)(b)            76,865              1,978,505
Liberty Global Inc - B Shares (a)(b)           154,859              3,880,767
Liberty Media Holding Corp - Capital (b)        61,593              5,147,327
                                                           -------------------
                                                                   16,061,453
                                                           -------------------
Building Products - Cement &
Aggregate (0.74%)
Martin Marietta Materials Inc                   37,803              3,198,890
                                                           -------------------

Cable TV (1.28%)
EchoStar Communications Corp (b)               168,279              5,509,455
                                                           -------------------

Casino Hotels (1.90%)
Harrah's Entertainment Inc (a)                 123,012              8,171,687
                                                           -------------------

Casino Services (1.62%)
International Game Technology                  167,858              6,966,107
                                                           -------------------

Commercial Banks (3.06%)
Commerce Bancorp Inc/NJ                         84,131              3,088,449
M&T Bank Corp (a)                               31,288              3,753,308
TCF Financial Corp                             241,024              6,336,521
                                                           -------------------
                                                                   13,178,278
                                                           -------------------
Commercial Services (2.88%)
ChoicePoint Inc (a)(b)                          82,201              2,942,796
Iron Mountain Inc (a)(b)                        44,523              1,911,818
ServiceMaster Co/The                           241,573              2,708,033
Weight Watchers International Inc              109,221              4,842,859
                                                           -------------------
                                                                   12,405,506
                                                           -------------------
Commercial Services - Finance (1.66%)
Paychex Inc                                    194,089              7,152,180
                                                           -------------------

Computer Services (0.94%)
Reynolds & Reynolds Co/The                     102,727              4,058,744
                                                           -------------------

Data Processing & Management (3.25%)
Automatic Data Processing Inc                   70,620              3,343,151
Fidelity National Information Services         117,546              4,349,202
First Data Corp                                 94,098              3,952,116
SEI Investments Co (a)                          42,175              2,369,813
                                                           -------------------
                                                                   14,014,282
                                                           -------------------

Dental Supplies & Equipment (1.29%)
Dentsply International Inc                     184,682              5,560,775
                                                           -------------------

Distribution & Wholesale (0.34%)
Fastenal Co (a)                                 37,406              1,442,749
                                                           -------------------

Diversified Manufacturing Operations (2.22%)
Dover Corp                                     118,629              5,627,760
Tyco International Ltd                         140,150              3,922,798
                                                           -------------------
                                                                    9,550,558
                                                           -------------------
Diversified Operations (0.95%)
Onex Corp (b)                                  182,862              4,092,452
                                                           -------------------

E-Commerce - Services (0.52%)
Liberty Media Holding Corp - Interactive (b)   110,716              2,256,392
                                                           -------------------

Electric - Integrated (1.45%)
Ameren Corp (a)                                 73,816              3,896,747
SCANA Corp                                      58,220              2,344,519
                                                           -------------------
                                                                    6,241,266
                                                           -------------------
Electronic Components -
Miscellaneous (1.58%)
Gentex Corp                                    480,611              6,829,482
                                                           -------------------

Electronic Components -
Semiconductors (0.37%)
Microchip Technology Inc (a)                    48,900              1,585,338
                                                           -------------------

Energy - Alternate Sources (1.55%)
Covanta Holding Corp (b)                       310,348              6,681,792
                                                           -------------------

Financial Guarantee Insurance (1.41%)
AMBAC Financial Group Inc (a)                   73,635              6,093,296
                                                           -------------------

Food - Canned (0.24%)
Del Monte Foods Co                             100,392              1,049,096
                                                           -------------------

Food - Wholesale & Distribution (1.72%)
Sysco Corp                                     221,992              7,425,632
                                                           -------------------

Gold Mining (1.63%)
Newmont Mining Corp                            164,713              7,041,481
                                                           -------------------

Human Resources (0.31%)
Robert Half International Inc (a)               39,662              1,347,318
                                                           -------------------

Insurance Brokers (2.10%)
AON Corp                                       114,905              3,891,832
Marsh & McLennan Cos Inc                       183,765              5,172,985
                                                           -------------------
                                                                    9,064,817
                                                           -------------------
Investment Management & Advisory
Services (1.34%)
Eaton Vance Corp                                74,178              2,140,777
Nuveen Investments Inc                          71,017              3,638,201
                                                           -------------------
                                                                    5,778,978
                                                           -------------------
Life & Health Insurance (1.74%)
Aflac Inc                                      164,190              7,513,334
                                                           -------------------


Linen Supply & Related Items (3.51%)
Cintas Corp                                    370,209             15,115,634
                                                           -------------------

Machinery - Print Trade (1.90%)
Zebra Technologies Corp (b)                    229,767              8,211,873
                                                           -------------------

Medical - Biomedical/Gene (0.69%)
Medimmune Inc (a)(b)                           101,837              2,974,659
                                                           -------------------

Medical - Drugs (1.54%)
Valeant Pharmaceuticals International (a)      335,016              6,626,617
                                                           -------------------

Medical - HMO (1.76%)
Coventry Health Care Inc (a)(b)                147,059              7,576,480
                                                           -------------------

Medical - Outpatient & Home Medical
Care (1.31%)
Lincare Holdings Inc (b)                       162,849              5,641,089
                                                           -------------------

Medical Instruments (1.23%)
St Jude Medical Inc (b)                        150,434              5,308,816
                                                           -------------------

Medical Laboratory & Testing Service (2.03%)
Laboratory Corp of America Holdings (b)        133,717              8,767,824
                                                           -------------------

Multi-Line Insurance (1.81%)
Loews Corp                                     205,970              7,806,263
                                                           -------------------

Office Automation & Equipment (0.73%)
Pitney Bowes Inc                                70,584              3,131,812
                                                           -------------------

Oil - Field Services (3.26%)
BJ Services Co                                 258,667              7,793,637
Weatherford International Ltd (b)              150,546              6,280,779
                                                           -------------------
                                                                   14,074,416
                                                           -------------------
Oil Company - Exploration &
Production (3.51%)
Cimarex Energy Co                              102,573              3,609,544
Encore Acquisition Co (a)(b)                   172,112              4,189,206
Pioneer Natural Resources Co                    46,288              1,810,787
Rosetta Resources Inc (a)(b)                   122,997              2,111,858
XTO Energy Inc                                  81,266              3,423,737
                                                           -------------------
                                                                   15,145,132
                                                           -------------------
Pipelines (3.67%)
Equitable Resources Inc                        156,565              5,476,644
Questar Corp                                    75,643              6,185,328
Williams Cos Inc                               173,933              4,151,781
                                                           -------------------
                                                                   15,813,753
                                                           -------------------
Power Converter & Supply Equipment (2.11%)
American Power Conversion Corp (a)             415,012              9,113,664
                                                           -------------------

Property & Casualty Insurance (3.54%)
Fidelity National Financial Inc                 61,987              2,581,759
Markel Corp (b)                                 17,284              7,097,847
Mercury General Corp                           112,931              5,602,507
                                                           -------------------
                                                                   15,282,113
                                                           -------------------

Publishing - Newspapers (1.72%)
Washington Post Co/The                          10,050              7,406,850
                                                           -------------------

Quarrying (1.36%)
Vulcan Materials Co                             75,036              5,871,567
                                                           -------------------

Real Estate Operator & Developer (3.99%)
Brookfield Asset Management Inc                231,570             10,267,814
Forest City Enterprises Inc                    127,836              6,941,495
                                                           -------------------
                                                                   17,209,309
                                                           -------------------
Reinsurance (1.58%)
Everest Re Group Ltd                            69,940              6,821,248
                                                           -------------------

Retail - Auto Parts (2.06%)
Autozone Inc (b)                                34,388              3,552,280
O'Reilly Automotive Inc (b)                    160,707              5,337,080
                                                           -------------------
                                                                    8,889,360
                                                           -------------------
Retail - Automobile (1.64%)
Carmax Inc (a)(b)                              169,158              7,055,580
                                                           -------------------

Retail - Discount (1.47%)
TJX Cos Inc                                    226,298              6,343,133
                                                           -------------------

Retail - Jewelry (0.91%)
Tiffany & Co                                   117,736              3,908,835
                                                           -------------------

Retail - Restaurants (2.31%)
Yum! Brands Inc                                191,745              9,980,327
                                                           -------------------

Schools (0.37%)
Strayer Education Inc (a)                       14,840              1,605,836
                                                           -------------------

Telephone - Integrated (2.26%)
Citizens Communications Co                     378,355              5,312,104
Telephone & Data Systems Inc -
  Special Shares                               108,885              4,447,952
                                                           -------------------
                                                                    9,760,056
                                                           -------------------
Textile - Home Furnishings (0.19%)
Mohawk Industries Inc (a)(b)                    11,145                829,745
                                                           -------------------

Transport - Truck (0.61%)
Heartland Express Inc (a)                      168,233              2,637,893
                                                           -------------------

Wireless Equipment (2.00%)
American Tower Corp (b)                        236,574              8,634,951
                                                           -------------------
TOTAL COMMON STOCKS                                     $         431,128,192
                                                           -------------------
                                             Principal
                                              Amount             Value
                                             ---------- -- -------------------
SHORT TERM INVESTMENTS (0.15%)
Commercial Paper (0.15%)
Investment in Joint Trading Account;
General Electric Capital
5.34%, 10/ 2/2006                              648,951                648,951
                                                           -------------------
TOTAL SHORT TERM INVESTMENTS                            $             648,951
                                                           -------------------

MONEY MARKET FUNDS (11.10%)
Money Center Banks (11.10%)
BNY Institutional Cash Reserve Fund (c)      47,864,000            47,864,000
                                                           -------------------
TOTAL MONEY MARKET FUNDS                                $          47,864,000
                                                           -------------------
Total Investments                                       $         479,641,143
Liabilities in Excess of Other Assets,
  Net - (11.22)%                                                  (48,389,709)
                                                           -------------------
TOTAL NET ASSETS - 100.00%                              $         431,251,434
                                                           ===================
                                                           -------------------

                                                           ===================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $          74,221,395
Unrealized Depreciation                                      (12,542,769)
                                                       -------------------
Net Unrealized Appreciation (Depreciation)                     61,678,626
Cost for federal income tax purposes                          417,962,517


Portfolio Summary (unaudited)
------------------------------------------------------ -------------------
Sector                                                            Percent
------------------------------------------------------ -------------------
Financial                                                          31.83%
Consumer, Non-cyclical                                             17.83%
Consumer, Cyclical                                                 15.93%
Energy                                                             11.99%
Communications                                                     11.51%
Industrial                                                         10.15%
Technology                                                          6.59%
Basic Materials                                                     2.99%
Utilities                                                           1.45%
Diversified                                                         0.95%
Liabilities in Excess of Other Assets, Net                      (-11.22%)
                                                       -------------------
TOTAL NET ASSETS                                                  100.00%
                                                       ===================


Schedule of Investments
September 30, 2006 (unaudited)
MidCap Growth Account
                                               Shares
                                                Held                Value
                                              ---------- ---- ----------------
COMMON STOCKS (98.10%)
Aerospace & Defense (0.48%)
Rockwell Collins Inc                              6,250    $          342,750
                                                              ----------------

Airlines (0.55%)
Southwest Airlines Co                            23,550               392,343
                                                              ----------------

Apparel Manufacturers (1.17%)
Coach Inc (a)                                    13,650               469,560
Polo Ralph Lauren Corp                            5,600               362,264
                                                              ----------------
                                                                      831,824
                                                              ----------------
Applications Software (1.55%)
American Reprographics Co (a)                     7,000               224,420
Intuit Inc (a)                                   27,450               880,871
                                                              ----------------
                                                                    1,105,291
                                                              ----------------
Auto - Medium & Heavy Duty Trucks (0.41%)
Paccar Inc (b)                                    5,175               295,078
                                                              ----------------

Beverages - Wine & Spirits (0.66%)
Brown-Forman Corp                                 6,100               467,565
                                                              ----------------

Building - Heavy Construction (0.61%)
Granite Construction Inc                          8,200               437,470
                                                              ----------------

Cable TV (0.60%)
EchoStar Communications Corp (a)                 13,050               427,257
                                                              ----------------

Casino Services (0.63%)
International Game Technology                    10,850               450,275
                                                              ----------------

Cellular Telecommunications (1.16%)
Leap Wireless International Inc (a)               5,500               266,695
NII Holdings Inc (a)(b)                           9,000               559,440
                                                              ----------------
                                                                      826,135
                                                              ----------------
Chemicals - Diversified (0.51%)
Lyondell Chemical Co (b)                         14,200               360,254
                                                              ----------------

Commercial Banks (0.77%)
Corus Bankshares Inc (b)                         12,600               281,736
UnionBanCal Corp                                  4,400               267,960
                                                              ----------------
                                                                      549,696
                                                              ----------------
Commercial Services - Finance (1.40%)
Equifax Inc                                      18,050               662,615
Moody's Corp                                      5,150               336,707
                                                              ----------------
                                                                      999,322
                                                              ----------------
Computer Aided Design (0.99%)
Autodesk Inc (a)                                 20,300               706,034
                                                              ----------------

Computer Services (1.80%)
Cognizant Technology Solutions Corp (a)          11,650               862,799

Computer Services
Factset Research Systems Inc                      8,650               420,130
                                                              ----------------
                                                                    1,282,929
                                                              ----------------
Computers - Integrated Systems (0.69%)
NCR Corp (a)(b)                                  12,500               493,500
                                                              ----------------

Computers - Memory Devices (1.43%)
SanDisk Corp (a)                                  6,650               356,041
Western Digital Corp (a)(b)                      36,750               665,175
                                                              ----------------
                                                                    1,021,216
                                                              ----------------
Computers - Peripheral Equipment (0.40%)
Lexmark International Inc (a)                     5,000               288,300
                                                              ----------------

Containers - Paper & Plastic (0.49%)
Pactiv Corp (a)(b)                               12,200               346,724
                                                              ----------------

Cosmetics & Toiletries (0.68%)
Estee Lauder Cos Inc/The                         12,050               485,977
                                                              ----------------

Data Processing & Management (1.68%)
Dun & Bradstreet Corp (a)                         9,050               678,660
Fidelity National Information Services           14,000               518,000
                                                              ----------------
                                                                    1,196,660
                                                              ----------------
Dental Supplies & Equipment (0.70%)
Dentsply International Inc                       16,600               499,826
                                                              ----------------

Diagnostic Kits (0.58%)
Idexx Laboratories Inc (a)                        4,500               410,130
                                                              ----------------

Disposable Medical Products (0.99%)
CR Bard Inc                                       9,450               708,750
                                                              ----------------

Diversified Manufacturing Operations (1.81%)
Parker Hannifin Corp                              8,500               660,705
Textron Inc                                       7,200               630,000
                                                              ----------------
                                                                    1,290,705
                                                              ----------------
E-Commerce - Products (0.64%)
Amazon.Com Inc (a)(b)                            14,200               456,104
                                                              ----------------

E-Commerce - Services (0.62%)
Emdeon Corp (a)                                  37,650               440,882
                                                              ----------------

Electric - Generation (0.50%)
AES Corp/The (a)                                 17,400               354,786
                                                              ----------------

Electric - Integrated (0.63%)
Pinnacle West Capital Corp                        9,950               448,247
                                                              ----------------

Electronic Components -
Semiconductors (3.79%)
Intersil Corp                                    12,900               316,695
MEMC Electronic Materials Inc (a)                11,150               408,425
Microchip Technology Inc (b)                     21,800               706,756
National Semiconductor Corp                      28,350               667,075
Nvidia Corp (a)                                  20,500               606,595
                                                              ----------------
                                                                    2,705,546
                                                              ----------------

Electronic Connectors (1.24%)
Amphenol Corp                                     7,250               448,992
Thomas & Betts Corp (a)                           9,050               431,776
                                                              ----------------
                                                                      880,768
                                                              ----------------
Electronic Measurement Instruments (0.95%)
Agilent Technologies Inc (a)                     14,100               460,929
Tektronix Inc                                     7,500               216,975
                                                              ----------------
                                                                      677,904
                                                              ----------------
Energy - Alternate Sources (0.45%)
Covanta Holding Corp (a)                         15,000               322,950
                                                              ----------------

Engineering - Research & Development
Services (1.08%)
Fluor Corp                                        5,500               422,895
Jacobs Engineering Group Inc (a)                  4,600               343,758
                                                              ----------------
                                                                      766,653
                                                              ----------------
Engines - Internal Combustion (0.65%)
Cummins Inc                                       3,900               464,997
                                                              ----------------

Enterprise Software & Services (0.31%)
BEA Systems Inc (a)                              14,500               220,400
                                                              ----------------

Finance - Auto Loans (0.52%)
AmeriCredit Corp (a)(b)                          14,800               369,852
                                                              ----------------

Finance - Investment Banker & Broker (0.73%)
Investment Technology Group Inc (a)               4,500               201,375
Knight Capital Group Inc (a)(b)                  17,400               316,680
                                                              ----------------
                                                                      518,055
                                                              ----------------
Finance - Mortgage Loan/Banker (0.58%)
IndyMac Bancorp Inc                              10,000               411,600
                                                              ----------------

Finance - Other Services (2.22%)
Cbot Holdings Inc (a)(b)                          4,500               543,555
IntercontinentalExchange Inc (a)                  5,500               412,885
NYSE Group Inc (a)(b)                             8,350               624,162
                                                              ----------------
                                                                    1,580,602
                                                              ----------------
Food - Meat Products (0.52%)
Hormel Foods Corp                                10,300               370,594
                                                              ----------------

Food - Miscellaneous/Diversified (1.84%)
Campbell Soup Co                                  8,750               319,375
ConAgra Foods Inc                                13,500               330,480
HJ Heinz Co                                      15,750               660,397
                                                              ----------------
                                                                    1,310,252
                                                              ----------------
Garden Products (0.69%)
Toro Co                                          11,750               495,498
                                                              ----------------

Health Care Cost Containment (0.34%)
Healthspring Inc (a)(b)                          12,550               241,588
                                                              ----------------

Home Decoration Products (0.84%)
Newell Rubbermaid Inc                            21,200               600,384
                                                              ----------------

Hotels & Motels (1.80%)
Choice Hotels International Inc                  10,850               443,765

Hotels & Motels
Starwood Hotels & Resorts Worldwide Inc          14,700               840,693
                                                              ----------------
                                                                    1,284,458
                                                              ----------------
Human Resources (0.95%)
Manpower Inc                                     11,050               677,034
                                                              ----------------

Industrial Automation & Robots (0.60%)
Rockwell Automation Inc                           7,400               429,940
                                                              ----------------

Industrial Gases (0.66%)
Airgas Inc                                       13,100               473,827
                                                              ----------------

Internet Infrastructure Software (0.50%)
Akamai Technologies Inc (a)(b)                    7,150               357,429
                                                              ----------------

Internet Security (0.98%)
McAfee Inc (a)                                   15,000               366,900
VeriSign Inc (a)(b)                              16,550               334,310
                                                              ----------------
                                                                      701,210
                                                              ----------------
Internet Telephony (0.29%)
j2 Global Communications Inc (a)(b)               7,500               203,775
                                                              ----------------

Investment Management & Advisory
Services (0.81%)
Blackrock, Inc.                                   3,900               581,100
                                                              ----------------

Machinery - Construction & Mining (0.35%)
Joy Global Inc                                    6,700               251,987
                                                              ----------------

Machinery - Pumps (0.63%)
Graco Inc                                        11,500               449,190
                                                              ----------------

Medical - Biomedical/Gene (1.73%)
Biogen Idec Inc (a)(b)                           12,700               567,436
Celgene Corp (a)(b)                              15,400               666,820
                                                              ----------------
                                                                    1,234,256
                                                              ----------------
Medical - Drugs (2.91%)
Allergan Inc                                      5,200               585,572
Cephalon Inc (a)(b)                               7,300               450,775
Forest Laboratories Inc (a)                      11,200               566,832
King Pharmaceuticals Inc (a)                     27,900               475,137
                                                              ----------------
                                                                    2,078,316
                                                              ----------------
Medical - HMO (2.84%)
Health Net Inc (a)                               12,400               539,648
Humana Inc (a)                                   14,100               931,869
Sierra Health Services Inc (a)(b)                 8,100               306,504
WellCare Health Plans Inc (a)(b)                  4,350               246,340
                                                              ----------------
                                                                    2,024,361
                                                              ----------------
Medical - Wholesale Drug
Distribution (0.85%)
AmerisourceBergen Corp (b)                       13,400               605,680
                                                              ----------------

Medical Instruments (0.52%)
Edwards Lifesciences Corp (a)                     8,000               372,720
                                                              ----------------

Medical Laboratory & Testing Service (1.79%)
Laboratory Corp of America Holdings (a)          12,400               813,068

Medical Laboratory & Testing Service
Quest Diagnostics Inc                             7,600               464,816
                                                              ----------------
                                                                    1,277,884
                                                              ----------------
Medical Products (1.53%)
Henry Schein Inc (a)                             13,200               661,848
Mentor Corp                                       4,200               211,638
West Pharmaceutical Services Inc                  5,500               215,985
                                                              ----------------
                                                                    1,089,471
                                                              ----------------
Metal - Copper (1.15%)
Phelps Dodge Corp                                 6,000               508,200
Southern Copper Corp                              3,400               314,500
                                                              ----------------
                                                                      822,700
                                                              ----------------
Metal - Diversified (0.49%)
Freeport-McMoRan Copper & Gold Inc                6,500               346,190
                                                              ----------------

Metal Processors & Fabrication (1.06%)
Precision Castparts Corp                          5,800               366,328
Timken Co                                        13,100               390,118
                                                              ----------------
                                                                      756,446
                                                              ----------------
Motorcycle/Motor Scooter (1.24%)
Harley-Davidson Inc                              14,100               884,775
                                                              ----------------

Multi-Line Insurance (0.59%)
Assurant Inc                                      7,900               421,939
                                                              ----------------

Networking Products (0.30%)
Juniper Networks Inc (a)                         12,500               216,000
                                                              ----------------

Non-Hazardous Waste Disposal (0.41%)
Republic Services Inc                             7,300               293,533
                                                              ----------------

Oil - Field Services (1.38%)
Helix Energy Solutions Group Inc (a)              8,400               280,560
Superior Energy Services (a)                     11,650               305,929
Tetra Technologies Inc (a)                       16,350               395,016
                                                              ----------------
                                                                      981,505
                                                              ----------------
Oil & Gas Drilling (0.55%)
Patterson-UTI Energy Inc                         16,450               390,852
                                                              ----------------

Oil Company - Exploration &
Production (1.74%)
Cimarex Energy Co                                10,850               381,811
Unit Corp (a)                                     7,900               363,163
XTO Energy Inc                                   11,850               499,241
                                                              ----------------
                                                                    1,244,215
                                                              ----------------
Oil Company - Integrated (0.46%)
Hess Corp (b)                                     7,900               327,218
                                                              ----------------

Oil Field Machinery & Equipment (1.15%)
Cameron International Corp (a)                    9,750               471,022
FMC Technologies Inc (a)                          6,450               346,365
                                                              ----------------
                                                                      817,387
                                                              ----------------
Oil Refining & Marketing (1.53%)
Frontier Oil Corp                                15,000               398,700
Holly Corp                                        6,100               264,313

Oil Refining & Marketing
Tesoro Corp                                       7,400               429,052
                                                              ----------------
                                                                    1,092,065
                                                              ----------------
Publishing - Books (0.40%)
John Wiley & Sons Inc                             8,000               288,080
                                                              ----------------

Quarrying (0.55%)
Vulcan Materials Co                               5,000               391,250
                                                              ----------------

Real Estate Magagement & Services (0.57%)
CB Richard Ellis Group Inc (a)                   16,450               404,670
                                                              ----------------

Regional Banks (0.66%)
Comerica Inc                                      8,300               472,436
                                                              ----------------

REITS - Hotels (1.05%)
FelCor Lodging Trust Inc                         22,850               458,143
Host Hotels & Resorts Inc                        12,550               287,771
                                                              ----------------
                                                                      745,914
                                                              ----------------
REITS - Mortgage (0.98%)
CapitalSource Inc (b)                            14,500               374,390
New Century Financial Corp                        8,200               322,342
                                                              ----------------
                                                                      696,732
                                                              ----------------
Retail - Apparel & Shoe (2.35%)
American Eagle Outfitters                        13,200               578,556
AnnTaylor Stores Corp (a)                         8,400               351,624
Nordstrom Inc                                    17,700               748,710
                                                              ----------------
                                                                    1,678,890
                                                              ----------------
Retail - Automobile (0.59%)
Carmax Inc (a)(b)                                10,000               417,100
                                                              ----------------

Retail - Catalog Shopping (0.69%)
MSC Industrial Direct Co                         12,100               492,954
                                                              ----------------

Retail - Discount (2.07%)
Big Lots Inc (a)                                 16,300               322,903
Dollar Tree Stores Inc (a)                        9,200               284,832
TJX Cos Inc                                      31,100               871,733
                                                              ----------------
                                                                    1,479,468
                                                              ----------------
Retail - Major Department Store (1.05%)
JC Penney Co Inc                                 10,900               745,451
                                                              ----------------

Retail - Office Supplies (1.47%)
Office Depot Inc (a)                             21,150               839,655
OfficeMax Inc                                     5,100               207,774
                                                              ----------------
                                                                    1,047,429
                                                              ----------------
Retail - Restaurants (1.68%)
Brinker International Inc                         6,000               240,540
Darden Restaurants Inc                           11,650               494,775
Yum! Brands Inc                                   8,850               460,643
                                                              ----------------
                                                                    1,195,958
                                                              ----------------
Retail - Sporting Goods (0.59%)
Dick's Sporting Goods Inc (a)(b)                  9,250               421,060
                                                              ----------------


Schools (0.61%)
Laureate Education Inc (a)                        9,100               435,526
                                                              ----------------

Semiconductor Component - Integrated
Circuits (1.35%)
Analog Devices Inc                               15,400               452,606
Maxim Integrated Products Inc                    18,250               512,278
                                                              ----------------
                                                                      964,884
                                                              ----------------
Semiconductor Equipment (1.10%)
Lam Research Corp (a)                            17,350               786,476
                                                              ----------------

Steel - Producers (1.31%)
Nucor Corp                                        7,850               388,496
Steel Dynamics Inc                                5,500               277,475
United States Steel Corp                          4,700               271,096
                                                              ----------------
                                                                      937,067
                                                              ----------------
Telecommunication Equipment (1.09%)
Adtran Inc                                       20,100               479,184
Harris Corp                                       6,700               298,083
                                                              ----------------
                                                                      777,267
                                                              ----------------
Transport - Marine (0.47%)
Overseas Shipholding Group                        5,400               333,558
                                                              ----------------

Transport - Rail (0.79%)
CSX Corp                                         17,200               564,676
                                                              ----------------

Transport - Services (1.87%)
CH Robinson Worldwide Inc                        13,900               619,662
Expeditors International Washington Inc           7,500               334,350
Ryder System Inc                                  7,400               382,432
                                                              ----------------
                                                                    1,336,444
                                                              ----------------
Wireless Equipment (1.14%)
American Tower Corp (a)                          22,300               813,950
                                                              ----------------
TOTAL COMMON STOCKS                                        $       69,968,376
                                                              ----------------
                                              Principal
                                               Amount            Value
                                              ---------- ---- ----------------
MONEY MARKET FUNDS (13.95%)
Money Center Banks (13.95%)
BNY Institutional Cash Reserve Fund (c)       9,953,000             9,953,000
                                                              ----------------
TOTAL MONEY MARKET FUNDS                                   $        9,953,000
                                                              ----------------
Total Investments                                          $       79,921,376
Liabilities in Excess of Other Assets,
  Net - (12.05)%                                                   (8,595,450)
                                                              ----------------
TOTAL NET ASSETS - 100.00%                                 $       71,325,926
                                                              ================
                                                              ----------------

                                                              ================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $           7,082,682
Unrealized Depreciation                                      (2,846,670)
                                                      -------------------
Net Unrealized Appreciation (Depreciation)                     4,236,012
Cost for federal income tax purposes                          75,685,364


Portfolio Summary (unaudited)
----------------------------------------------------- -------------------
Sector                                                           Percent
----------------------------------------------------- -------------------
Financial                                                         23.42%
Consumer, Non-cyclical                                            21.44%
Consumer, Cyclical                                                17.82%
Technology                                                        15.10%
Industrial                                                        13.49%
Communications                                                     7.72%
Energy                                                             7.26%
Basic Materials                                                    4.67%
Utilities                                                          1.13%
Liabilities in Excess of Other Assets, Net                     (-12.05%)
                                                      -------------------
TOTAL NET ASSETS                                                 100.00%
                                                      ===================


Schedule of Investments
September 30, 2006 (unaudited)
MidCap Value Account
                                               Shares
                                                Held              Value
                                              ---------- -- -------------------
COMMON STOCKS (97.27%)
Aerospace & Defense (0.50%)
Empresa Brasileira de Aeronautica SA ADR (a)     16,267  $             638,805
                                                            -------------------

Airlines (0.69%)
Alaska Air Group Inc (b)                          5,400                205,416
UAL Corp (a)(b)                                  25,500                677,535
                                                            -------------------
                                                                       882,951
                                                            -------------------
Apparel Manufacturers (0.26%)
Jones Apparel Group Inc                          10,100                327,644
                                                            -------------------

Appliances (0.92%)
Whirlpool Corp (a)                               13,928              1,171,484
                                                            -------------------

Auto/Truck Parts & Equipment -
Original (1.42%)
Autoliv Inc                                      12,500                688,875
Johnson Controls Inc                             10,532                755,566
TRW Automotive Holdings Corp (b)                 15,200                365,864
                                                            -------------------
                                                                     1,810,305
                                                            -------------------
Beverages - Non-Alcoholic (0.98%)
Coca-Cola Enterprises Inc                        35,900                747,797
Pepsi Bottling Group Inc                          7,700                273,350
PepsiAmericas Inc                                10,500                224,070
                                                            -------------------
                                                                     1,245,217
                                                            -------------------
Beverages - Wine & Spirits (0.78%)
Constellation Brands Inc (b)                     34,572                994,982
                                                            -------------------

Brewery (0.14%)
Molson Coors Brewing Co                           2,600                179,140
                                                            -------------------

Building - Heavy Construction (0.54%)
Chicago Bridge & Iron Co NV                      26,410                635,425
Washington Group International Inc (a)            1,000                 58,860
                                                            -------------------
                                                                       694,285
                                                            -------------------
Building - Residential & Commercial (4.83%)
Beazer Homes USA Inc (a)                          8,199                320,089
Centex Corp                                      17,628                927,585
Hovnanian Enterprises Inc (a)(b)                 30,985                909,100
KB Home (a)                                      26,515              1,161,357
Lennar Corp (a)                                  21,366                966,811
Meritage Homes Corp (a)(b)                       22,500                936,225
NVR Inc (a)(b)                                    1,589                850,115
Pulte Homes Inc                                   2,638                 84,047
                                                            -------------------
                                                                     6,155,329
                                                            -------------------
Building & Construction Products -
Miscellaneous (0.24%)
USG Corp (a)(b)                                   6,400                301,056
                                                            -------------------

Building Products - Wood (0.34%)
Masco Corp                                       16,000                438,720
                                                            -------------------


Chemicals - Diversified (2.13%)
FMC Corp                                          5,800                371,606
Lyondell Chemical Co (a)                         25,400                644,398
PPG Industries Inc                               12,900                865,332
Rockwood Holdings Inc (b)                         4,600                 91,908
Rohm & Haas Co (a)                               15,700                743,395
                                                            -------------------
                                                                     2,716,639
                                                            -------------------
Chemicals - Specialty (1.49%)
Albemarle Corp                                    5,800                315,114
Ashland Inc                                       8,700                554,886
Lubrizol Corp                                    14,000                640,220
OM Group Inc (b)                                  8,800                386,672
                                                            -------------------
                                                                     1,896,892
                                                            -------------------
Coal (1.15%)
Arch Coal Inc                                    20,133                582,045
Foundation Coal Holdings Inc                     15,230                492,995
Peabody Energy Corp                              10,750                395,385
                                                            -------------------
                                                                     1,470,425
                                                            -------------------
Commercial Banks (4.40%)
AmSouth Bancorp                                  30,600                888,624
Colonial BancGroup Inc/The                       22,900                561,050
Compass Bancshares Inc                            8,600                490,028
East West Bancorp Inc                             6,100                241,621
Fulton Financial Corp                             4,500                 72,855
M&T Bank Corp                                     7,000                839,720
Marshall & Ilsley Corp                           10,800                520,344
Sky Financial Group Inc                           9,000                224,100
South Financial Group Inc/The                    10,800                281,124
TD Banknorth Inc                                 12,300                355,224
UnionBanCal Corp                                  2,400                146,160
Whitney Holding Corp                              4,300                153,811
Zions Bancorporation                             10,500                838,005
                                                            -------------------
                                                                     5,612,666
                                                            -------------------
Computer Services (1.31%)
Computer Sciences Corp (b)                       14,800                726,976
Electronic Data Systems Corp                     21,300                522,276
Unisys Corp (b)                                  74,400                421,104
                                                            -------------------
                                                                     1,670,356
                                                            -------------------
Computers - Integrated Systems (0.18%)
Brocade Communications Systems Inc (a)(b)        32,500                229,450
                                                            -------------------

Computers - Peripheral Equipment (0.96%)
Lexmark International Inc (b)                    21,272              1,226,544
                                                            -------------------

Consulting Services (0.04%)
Watson Wyatt Worldwide Inc                        1,100                 45,012
                                                            -------------------

Distribution & Wholesale (0.61%)
Genuine Parts Co                                 14,900                642,637
Ingram Micro Inc (b)                              7,200                137,952
                                                            -------------------
                                                                       780,589
                                                            -------------------
Diversified Manufacturing Operations (3.96%)
Eaton Corp                                       27,770              1,911,965
Ingersoll-Rand Co Ltd                            15,692                595,982
ITT Corp                                         12,400                635,748
Parker Hannifin Corp                              9,500                738,435
Teleflex Inc                                      4,800                267,072

Diversified Manufacturing Operations
Textron Inc                                       5,300                463,750
Trinity Industries Inc                           13,700                440,729
                                                            -------------------
                                                                     5,053,681
                                                            -------------------
E-Commerce - Services (0.31%)
IAC/InterActiveCorp (b)                          13,800                396,888
                                                            -------------------

Electric - Integrated (7.79%)
American Electric Power Co Inc                   30,800              1,120,196
DPL Inc                                          42,459              1,151,488
DTE Energy Co                                     8,500                352,835
Edison International                             56,767              2,363,778
Entergy Corp                                     22,200              1,736,706
Pepco Holdings Inc                               28,200                681,594
PG&E Corp                                           900                 37,485
SCANA Corp                                       12,800                515,456
TECO Energy Inc                                  31,900                499,235
TXU Corp                                         23,616              1,476,472
                                                            -------------------
                                                                     9,935,245
                                                            -------------------
Electronic Components -
Miscellaneous (0.06%)
Benchmark Electronics Inc (b)                     3,000                 80,640
                                                            -------------------

Electronic Components -
Semiconductors (0.53%)
Conexant Systems Inc (b)                         39,500                 79,000
International Rectifier Corp (a)(b)               8,398                292,586
ON Semiconductor Corp (a)(b)                      7,200                 42,336
Spansion Inc (a)(b)                              15,700                261,719
                                                            -------------------
                                                                       675,641
                                                            -------------------
Electronic Design Automation (0.87%)
Cadence Design Systems Inc (b)                   27,800                471,488
Synopsys Inc (b)                                 32,400                638,928
                                                            -------------------
                                                                     1,110,416
                                                            -------------------
Electronics - Military (0.96%)
L-3 Communications Holdings Inc                  15,700              1,229,781
                                                            -------------------

Engineering - Research & Development
Services (0.09%)
EMCOR Group Inc (b)                               2,000                109,680
                                                            -------------------

Engines - Internal Combustion (0.41%)
Cummins Inc                                       4,400                524,612
                                                            -------------------

Fiduciary Banks (0.52%)
Northern Trust Corp                               9,500                555,085
Wilmington Trust Corp                             2,300                102,465
                                                            -------------------
                                                                       657,550

                                                            -------------------
Finance - Commercial (0.69%)
CIT Group Inc                                    18,000                875,340
                                                            -------------------

Finance - Investment Banker & Broker (2.05%)
Bear Stearns Cos Inc/The                          9,607              1,345,941
Jefferies Group Inc                              23,500                669,750
Raymond James Financial Inc                      20,500                599,420
                                                            -------------------
                                                                     2,615,111
                                                            -------------------
Finance - Mortgage Loan/Banker (1.05%)
IndyMac Bancorp Inc                              30,467              1,254,022

Finance - Mortgage Loan/Banker
Municipal Mortgage & Equity LLC (a)               3,000                 85,230
                                                            -------------------
                                                                     1,339,252
                                                            -------------------
Finance - Other Services (0.45%)
NYSE Group Inc (a)(b)                             7,700                575,575
                                                            -------------------

Financial Guarantee Insurance (0.84%)
PMI Group Inc/The                                24,531              1,074,703
                                                            -------------------

Food - Dairy Products (0.51%)
Dean Foods Co (b)                                15,600                655,512
                                                            -------------------

Food - Meat Products (0.88%)
Tyson Foods Inc                                  70,400              1,117,952
                                                            -------------------

Food - Miscellaneous/Diversified (1.35%)
ConAgra Foods Inc                                40,500                991,440
HJ Heinz Co                                      17,300                725,389
                                                            -------------------
                                                                     1,716,829
                                                            -------------------
Food - Retail (0.76%)
Kroger Co/The                                    42,000                971,880
                                                            -------------------

Food - Wholesale & Distribution (0.49%)
Supervalu Inc                                    20,900                619,685
                                                            -------------------

Gas - Distribution (0.75%)
Sempra Energy                                    19,100                959,775
                                                            -------------------

Hospital Beds & Equipment (0.05%)
Hillenbrand Industries Inc                        1,200                 68,376
                                                            -------------------

Human Resources (0.47%)
Manpower Inc                                      9,700                594,319
                                                            -------------------

Independent Power Producer (1.40%)
Mirant Corp (a)(b)                               42,361              1,156,879
NRG Energy Inc (b)                               13,872                628,402
                                                            -------------------
                                                                     1,785,281
                                                            -------------------
Industrial Gases (0.80%)
Air Products & Chemicals Inc                     15,400              1,022,098
                                                            -------------------

Insurance Brokers (0.71%)
AON Corp                                         26,800                907,716
                                                            -------------------

Internet Security (0.48%)
Check Point Software Technologies (a)(b)         32,432                617,830
                                                            -------------------

Investment Management & Advisory
Services (0.70%)
Ameriprise Financial Inc                         19,000                891,100
                                                            -------------------

Life & Health Insurance (1.96%)
Cigna Corp                                        9,100              1,058,512
Nationwide Financial Services                     9,900                476,190
Protective Life Corp                              9,600                439,200
Reinsurance Group of America Inc                  1,500                 77,895

Life & Health Insurance
Stancorp Financial Group Inc                      9,900                441,837
                                                            -------------------
                                                                     2,493,634
                                                            -------------------
Machinery - Construction & Mining (1.49%)
Joy Global Inc                                    7,083                266,391
Terex Corp (b)                                   36,140              1,634,251
                                                            -------------------
                                                                     1,900,642
                                                            -------------------
Machinery - General Industry (0.01%)
Manitowoc Co Inc/The                                350                 15,677
                                                            -------------------

Medical - Biomedical/Gene (0.12%)
Bio-Rad Laboratories Inc (b)                      2,200                155,606
                                                            -------------------

Medical - Drugs (0.45%)
Shire PLC ADR                                    11,623                574,060
                                                            -------------------

Medical - Generic Drugs (0.19%)
Watson Pharmaceuticals Inc (b)                    9,000                235,530
                                                            -------------------

Medical - HMO (1.01%)
Aetna Inc                                        21,426                847,398
Coventry Health Care Inc (b)                      8,485                437,147
                                                            -------------------
                                                                     1,284,545
                                                            -------------------
Medical - Hospitals (0.45%)
LifePoint Hospitals Inc (b)                      16,154                570,559
                                                            -------------------

Medical - Wholesale Drug
Distribution (0.62%)
AmerisourceBergen Corp (a)                       17,500                791,000
                                                            -------------------

Metal - Copper (0.46%)
Phelps Dodge Corp                                 6,878                582,567
                                                            -------------------

Metal - Diversified (0.40%)
Freeport-McMoRan Copper & Gold Inc (a)            9,600                511,296
                                                            -------------------

Metal Processors & Fabrication (1.09%)
Timken Co                                        46,725              1,391,470
                                                            -------------------

Motion Pictures & Services (0.08%)
DreamWorks Animation SKG Inc (b)                  4,200                104,622
                                                            -------------------

Motorcycle/Motor Scooter (0.73%)
Harley-Davidson Inc                              14,804                928,951
                                                            -------------------

Multi-Line Insurance (1.48%)
CNA Financial Corp (b)                           15,700                565,514
HCC Insurance Holdings Inc                       16,800                552,384
Old Republic International Corp                  29,600                655,640
Unitrin Inc                                       2,500                110,425
                                                            -------------------
                                                                     1,883,963
                                                            -------------------
Non-Hazardous Waste Disposal (0.31%)
Republic Services Inc                             9,700                390,037
                                                            -------------------

Oil Company - Exploration &
Production (3.13%)
Canadian Natural Resources Ltd                    9,984                455,071
Cimarex Energy Co                                13,800                485,622

Oil Company - Exploration & Production
Denbury Resources Inc (b)                        18,357                530,517
Noble Energy Inc                                  5,800                264,422
Quicksilver Resources Inc (a)(b)                 14,895                475,151
Southwestern Energy Co (b)                       13,027                389,117
Talisman Energy Inc                              51,419                842,243
XTO Energy Inc                                   12,849                541,328
                                                            -------------------
                                                                     3,983,471
                                                            -------------------
Oil Company - Integrated (0.62%)
Hess Corp                                        19,000                786,980
                                                            -------------------

Oil Field Machinery & Equipment (0.14%)
National Oilwell Varco Inc (b)                    3,100                181,505
                                                            -------------------

Oil Refining & Marketing (1.72%)
Alon USA Energy Inc                               7,000                206,430
Frontier Oil Corp                                10,400                276,432
Sunoco Inc                                       21,220              1,319,672
Tesoro Corp                                       3,200                185,536
Western Refining Inc                              8,600                199,864
                                                            -------------------
                                                                     2,187,934
                                                            -------------------
Paper & Related Products (0.46%)
Temple-Inland Inc                                14,500                581,450
                                                            -------------------

Pharmacy Services (0.42%)
Omnicare Inc (a)                                 12,435                535,824
                                                            -------------------

Pipelines (1.74%)
National Fuel Gas Co                             35,757              1,299,767
Williams Cos Inc                                 38,460                918,040
                                                            -------------------
                                                                     2,217,807
                                                            -------------------
Printing - Commercial (0.60%)
RR Donnelley & Sons Co                           23,300                767,968
                                                            -------------------

Property & Casualty Insurance (1.08%)
First American Corp                              10,900                461,506
Mercury General Corp                              4,600                228,206
WR Berkley Corp                                  19,300                683,027
                                                            -------------------
                                                                     1,372,739
                                                            -------------------
Publishing - Newspapers (0.52%)
Tribune Co (a)                                   15,800                516,976
Washington Post Co/The                              200                147,400
                                                            -------------------
                                                                       664,376
                                                            -------------------
Regional Banks (0.58%)
Comerica Inc                                     13,000                739,960
                                                            -------------------

Reinsurance (0.87%)
Endurance Specialty Holdings Ltd                 31,544              1,112,241
                                                            -------------------

REITS - Apartments (0.35%)
Archstone-Smith Trust                             8,100                440,964
                                                            -------------------

REITS - Diversified (2.51%)
Colonial Properties Trust                        24,672              1,179,569
Duke Realty Corp                                 18,300                683,505

REITS - Diversified
iStar Financial Inc                              32,189              1,342,281
                                                            -------------------
                                                                     3,205,355
                                                            -------------------
REITS - Healthcare (1.44%)
Health Care Property Investors Inc (a)           20,100                624,105
Health Care REIT Inc (a)                          1,000                 40,010
Ventas Inc                                       30,400              1,171,616
                                                            -------------------
                                                                     1,835,731
                                                            -------------------
REITS - Hotels (1.19%)
Hospitality Properties Trust                     11,200                528,640
Host Hotels & Resorts Inc                        42,900                983,697
                                                            -------------------
                                                                     1,512,337
                                                            -------------------
REITS - Mortgage (0.43%)
Annaly Capital Management Inc                    36,700                482,238
CapitalSource Inc (a)                             2,600                 67,132
                                                            -------------------
                                                                       549,370
                                                            -------------------
REITS - Office Property (1.35%)
Equity Office Properties Trust                   28,800              1,145,088
HRPT Properties Trust                            37,300                445,735
Mack-Cali Realty Corp                             2,600                134,680
                                                            -------------------
                                                                     1,725,503
                                                            -------------------
REITS - Shopping Centers (1.36%)
Developers Diversified Realty Corp (a)           21,521              1,200,011
Regency Centers Corp                              7,700                529,452
                                                            -------------------
                                                                     1,729,463
                                                            -------------------
REITS - Single Tenant (0.04%)
National Retail Properties Inc (a)                2,200                 47,520
                                                            -------------------

REITS - Warehouse & Industrial (1.04%)
First Industrial Realty Trust Inc                30,130              1,325,720
                                                            -------------------

Rental - Auto & Equipment (0.84%)
United Rentals Inc (a)(b)                        45,832              1,065,594
                                                            -------------------

Retail - Apparel & Shoe (0.97%)
AnnTaylor Stores Corp (b)                        12,600                527,436
Ross Stores Inc                                  28,119                714,504
                                                            -------------------
                                                                     1,241,940
                                                            -------------------
Retail - Auto Parts (0.34%)
Advance Auto Parts Inc                           13,301                438,135
                                                            -------------------

Retail - Consumer Electronics (0.22%)
Circuit City Stores Inc                          11,000                276,210
                                                            -------------------

Retail - Discount (0.79%)
Family Dollar Stores Inc                          8,300                242,692
TJX Cos Inc                                      27,239                763,509
                                                            -------------------
                                                                     1,006,201
                                                            -------------------
Savings & Loans - Thrifts (0.71%)
Hudson City Bancorp Inc                          35,119                465,327
New York Community Bancorp Inc (a)               27,000                442,260
                                                            -------------------
                                                                       907,587
                                                            -------------------
Semiconductor Equipment (0.04%)
MKS Instruments Inc (b)                           2,200                 44,682
                                                            -------------------


Steel - Producers (0.90%)
Reliance Steel & Aluminum Co                     19,000                610,660
United States Steel Corp                          9,300                536,424
                                                            -------------------
                                                                     1,147,084
                                                            -------------------
Telecommunication Equipment (1.26%)
Arris Group Inc (b)                              78,164                895,759
Tellabs Inc (b)                                  52,500                575,400
Utstarcom Inc (a)(b)                             15,400                136,598
                                                            -------------------
                                                                     1,607,757
                                                            -------------------
Telecommunication Equipment -
Fiber Optics (0.20%)
Ciena Corp (b)                                    8,471                230,846
Sycamore Networks Inc (b)                         5,300                 20,034
                                                            -------------------
                                                                       250,880
                                                            -------------------
Telephone - Integrated (0.33%)
Telephone & Data Systems Inc                     10,100                425,210
                                                            -------------------

Toys (1.01%)
Hasbro Inc                                       28,000                637,000
Mattel Inc                                       33,100                652,070
                                                            -------------------
                                                                     1,289,070
                                                            -------------------
Transport - Marine (1.12%)
Frontline Ltd (a)                                14,940                575,339
Ship Finance International Ltd (a)               42,653                848,795
                                                            -------------------
                                                                     1,424,134
                                                            -------------------
Transport - Rail (0.76%)
CSX Corp                                         29,400                965,202
                                                            -------------------

Transport - Services (0.24%)
Laidlaw International Inc                        11,400                311,562
                                                            -------------------

Transport - Truck (0.35%)
Heartland Express Inc                            17,000                266,560
YRC Worldwide Inc (a)(b)                          4,900                181,496
                                                            -------------------
                                                                       448,056
                                                            -------------------
Vitamins & Nutrition Products (0.85%)
NBTY Inc (b)                                     36,964              1,081,936
                                                            -------------------

Wire & Cable Products (0.06%)
General Cable Corp (b)                            1,900                 72,599
                                                            -------------------
TOTAL COMMON STOCKS                                      $         123,993,175
                                                            -------------------
                                              Principal
                                               Amount             Value
                                              ---------- -- -------------------
MONEY MARKET FUNDS (14.76%)
Money Center Banks (14.76%)
BNY Institutional Cash Reserve Fund (c)       18,815,000            18,815,000
                                                            -------------------
TOTAL MONEY MARKET FUNDS                                 $          18,815,000
                                                            -------------------
Total Investments                                        $         142,808,175
Liabilities in Excess of Other Assets,
  Net - (12.03)%                                                   (15,334,745)
                                                            -------------------
TOTAL NET ASSETS - 100.00%                               $         127,473,430
                                                            ===================
                                                            -------------------

                                                            ===================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $           9,007,773
Unrealized Depreciation                                      (4,669,580)
                                                      -------------------
Net Unrealized Appreciation (Depreciation)                     4,338,193
Cost for federal income tax purposes                         138,469,982



Portfolio Summary (unaudited)
---------------------------------------------- -------------------
Sector                                                    Percent
---------------------------------------------- -------------------
Financial                                                  42.55%
Consumer, Cyclical                                         12.88%
Industrial                                                 12.54%
Consumer, Non-cyclical                                     11.98%
Utilities                                                   9.95%
Energy                                                      8.49%
Basic Materials                                             6.64%
Technology                                                  3.89%
Communications                                              3.11%
Liabilities in Excess of Other Assets, Net              (-12.03%)
                                               -------------------
TOTAL NET ASSETS                                          100.00%
                                               ===================


Schedule of Investments
September 30, 2006 (unaudited)
Money Market Account
                                                    Principal
                                                     Amount      Value
                                                    ---------- ---------------
COMMERCIAL PAPER (94.88%)
Asset Backed Securities (7.29%)
CAFCO
5.35%, 10/13/2006                                   1,000,000  $      998,217
5.26%, 10/31/2006                                     900,000         896,055
5.27%, 11/17/2006                                   1,000,000         993,120
FCAR Owner Trust I
5.36%, 10/ 3/2006                                     560,000         559,833
5.38%, 10/ 4/2006                                   1,100,000       1,099,507
5.37%, 10/16/2006                                   1,000,000         997,762
5.27%, 10/24/2006                                     900,000         896,970
5.25%, 12/ 8/2006                                   1,100,000       1,089,092
Windmill Funding
5.38%, 10/ 2/2006                                     900,000         899,865
5.27%, 10/30/2006                                   1,100,000       1,095,330
5.25%, 11/ 1/2006                                     900,000         895,931
5.24%, 11/ 3/2006                                   1,000,000         995,197
5.28%, 11/ 7/2006                                   1,250,000       1,243,217
                                                                --------------
                                                                   12,660,096
                                                                --------------
Chemicals - Diversified (2.95%)
BASF AG
5.33%, 10/ 2/2006                                     800,000         799,881
5.32%, 10/ 4/2006                                   1,450,000       1,449,357
5.32%, 11/ 1/2006                                   1,000,000         995,419
5.26%, 11/ 8/2006                                     900,000         895,003
5.25%, 11/28/2006                                   1,000,000         991,542
                                                                --------------
                                                                    5,131,202
                                                                --------------
Commercial Banks (12.29%)
Nordea North America
5.37%, 10/ 2/2006                                   1,000,000         999,851
5.25%, 11/ 9/2006                                   1,000,000         994,313
5.26%, 11/10/2006                                   1,100,000       1,093,571
5.25%, 12/12/2006                                     940,000         930,139
Skandinaviska Enskilda Banken
5.27%, 10/13/2006                                   1,100,000       1,098,070
5.27%, 10/27/2006                                   1,000,000         996,194
5.29%, 11/ 9/2006                                   1,100,000       1,093,702
5.27%, 11/14/2006                                   1,500,000       1,490,338
Societe Generale North America Inc
5.255%, 10/10/2006                                    900,000         898,818
5.37%, 10/10/2006                                     800,000         798,926
5.30%, 10/12/2006                                     450,000         449,271
5.36%, 10/12/2006                                     850,000         848,608
5.40%, 10/19/2006                                   1,000,000         997,300
5.20%, 1/25/2007                                    1,000,000         983,244
Svenska Handelsbanken
5.25%, 11/ 1/2006                                   1,000,000         995,479
5.27%, 11/10/2006                                   1,000,000         994,144
5.22%, 12/28/2006                                     900,000         888,516
Westpac Banking Corp
5.36%, 10/16/2006                                   1,000,000         997,767
5.26%, 10/24/2006                                     850,000         847,144
5.26%, 11/17/2006                                     900,000         893,819

Commercial Banks
Westpac Banking Corp (continued)
5.23%, 2/20/2007                                    1,090,000       1,067,514
Westpac Trust Securities Ltd.
5.28%, 12/14/2006                                   1,000,000         989,147
                                                                --------------
                                                                   21,345,875
                                                                --------------
Distribution & Wholesale (0.58%)
Louis Dreyfus
5.27%, 10/ 6/2006                                   1,000,000         999,268
                                                                --------------

Diversified Financial Services (4.08%)
Amstel Funding
5.39%, 10/12/2006                                   1,000,000         998,353
5.42%, 11/14/2006                                     860,000         854,303
5.24%, 12/22/2006                                   1,100,000       1,086,871
5.22%, 1/30/2007                                    1,100,000       1,080,701
5.21%, 2/ 2/2007                                    1,000,000         982,054
General Electric Capital
5.33%, 10/ 3/2006                                   1,100,000       1,099,674
5.26%, 11/22/2006                                   1,000,000         992,402
                                                                --------------
                                                                    7,094,358
                                                                --------------
Diversified Manufacturing Operations (1.14%)
General Electric
5.23%, 12/13/2006                                   1,000,000         989,395
5.23%, 12/29/2006                                   1,000,000         987,070
                                                                --------------
                                                                    1,976,465
                                                                --------------
Finance - Auto Loans (3.36%)
Paccar Financial
5.30%, 11/ 2/2006                                   1,390,000       1,383,452
5.24%, 11/15/2006                                     900,000         894,105
5.24%, 11/16/2006                                   1,000,000         993,305
Toyota Motor Credit
5.25%, 11/14/2006                                     785,000         779,963
5.25%, 11/29/2006                                     900,000         892,256
5.25%, 12/11/2006                                     900,000         890,681
                                                                --------------
                                                                    5,833,762
                                                                --------------
Finance - Commercial (2.29%)
CIT Group
5.26%, 10/19/2006                                   1,000,000         997,370
5.26%, 11/20/2006                                   1,000,000         992,694
5.26%, 12/ 1/2006                                   1,000,000         991,087
5.28%, 12/11/2006                                   1,000,000         989,587
                                                                --------------
                                                                    3,970,738
                                                                --------------
Finance - Consumer Loans (1.15%)
American General Finance
5.25%, 10/ 4/2006                                   1,000,000         999,562
5.25%, 11/16/2006                                   1,000,000         993,292
                                                                --------------
                                                                    1,992,854
                                                                --------------
Finance - Credit Card (2.60%)
American Express Credit
5.25%, 10/11/2006                                     830,000         828,790
5.26%, 10/17/2006                                   1,020,000       1,017,615
5.25%, 10/24/2006                                     875,000         872,065
5.25%, 10/25/2006                                     910,000         906,815
5.25%, 11/15/2006                                     900,000         894,094
                                                                --------------
                                                                    4,519,379
                                                                --------------

Finance - Investment Banker & Broker (6.76%)
Bear Stearns
5.28%, 10/19/2006                                   1,000,000         997,360
5.26%, 11/29/2006                                   1,000,000         991,380
5.26%, 12/ 5/2006                                   1,000,000         990,503
5.28%, 12/ 7/2006                                   1,000,000         990,173
5.26%, 12/21/2006                                     900,000         889,349
Citigroup Funding
5.38%, 10/11/2006                                   1,100,000       1,098,356
5.25%, 11/ 1/2006                                     900,000         895,931
5.25%, 11/ 6/2006                                   1,000,000         994,750
5.26%, 11/15/2006                                   1,000,000         993,425
ING U.S. Funding
5.29%, 10/ 6/2006                                   1,000,000         999,265
5.25%, 10/31/2006                                   1,000,000         995,629
5.25%, 12/20/2006                                     920,000         909,267
                                                                --------------
                                                                   11,745,388

                                                                --------------
Finance - Leasing Company (0.52%)
River Fuel Funding
5.36%, 10/31/2006                                     900,000         895,980
                                                                --------------

Finance - Other Services (10.38%)
ABN-AMRO North America Finance Inc
5.24%, 12/ 8/2006                                     910,000         900,993
Commoloco
5.35%, 10/ 5/2006                                   1,000,000         999,406
5.23%, 12/ 5/2006                                     915,000         906,360
5.25%, 1/ 9/2007                                    1,000,000         985,417
CRC Funding
5.30%, 10/11/2006                                   1,000,000         998,528
5.41%, 10/12/2006                                   1,000,000         998,347
5.25%, 10/26/2006                                     900,000         896,719
5.26%, 11/ 3/2006                                   1,000,000         995,178
5.23%, 12/20/2006                                     900,000         889,540
HSBC Funding
5.36%, 10/10/2006                                     925,000         923,760
Park Avenue Receivables Company
5.25%, 10/ 3/2006                                     900,000         899,737
5.26%, 10/ 5/2006                                   1,020,000       1,019,404
5.26%, 10/11/2006                                   1,010,000       1,008,524
Private Export Funding
5.36%, 10/18/2006                                   1,000,000         997,469
5.35%, 11/ 2/2006                                     860,000         855,910
5.27%, 11/13/2006                                     915,000         909,240
5.25%, 12/19/2006                                   1,000,000         988,479
5.25%, 1/11/2007                                    1,000,000         985,125
5.16%, 2/22/2007                                      900,000         881,424
                                                                --------------
                                                                   18,039,560

                                                                --------------
Money Center Banks (7.67%)
Bank of America
5.27%, 11/20/2006                                   1,000,000         992,681
5.23%, 11/30/2006                                   1,000,000         991,283
5.26%, 11/30/2006                                   1,000,000         991,233
5.26%, 12/12/2006                                     900,000         890,541
BNP Paribas Finance
5.25%, 12/18/2006                                     725,000         716,753
HBOS Treasury Services
5.39%, 10/ 6/2006                                     900,000         899,326
5.27%, 11/28/2006                                   1,000,000         991,510
Money Center Banks
HBOS Treasury Services (continued)
5.27%, 11/29/2006                                   1,100,000       1,090,499
5.26%, 12/ 6/2006                                   1,000,000         990,366
5.26%, 12/13/2006                                     900,000         890,401
UBS Finance Delaware LLC
5.38%, 10/ 6/2006                                     900,000         899,328
5.30%, 10/24/2006                                   1,100,000       1,096,275
5.24%, 11/ 6/2006                                   1,100,000       1,094,236
5.25%, 11/20/2006                                     800,000         794,167
                                                                --------------
                                                                   13,328,599
                                                                --------------
Mortgage Banks (1.57%)
Northern Rock PLC
5.35%, 11/ 3/2006                                     945,000         940,365
5.27%, 11/27/2006                                   1,800,000       1,784,995
                                                                --------------
                                                                    2,725,360
                                                                --------------
Multi-Line Insurance (2.18%)
Genworth Financial
5.36%, 10/ 5/2006                                     900,000         899,464
5.25%, 10/26/2006                                     900,000         896,719
5.26%, 10/27/2006                                   1,000,000         996,201
5.26%, 11/13/2006                                   1,000,000         993,717
                                                                --------------
                                                                    3,786,101
                                                                --------------
Special Purpose Entity (22.64%)
Barclays U.S. Funding
5.35%, 10/ 2/2006                                   1,000,000         999,851
5.28%, 10/30/2006                                   1,100,000       1,095,321
5.26%, 11/21/2006                                     885,000         878,405
5.28%, 11/22/2006                                     900,000         893,136
5.27%, 11/27/2006                                   1,100,000       1,090,821
Charta LLC
5.38%, 10/13/2006                                   1,000,000         998,207
5.38%, 10/20/2006                                   1,000,000         997,163
5.25%, 11/16/2006                                   1,100,000       1,092,621
5.25%, 11/17/2006                                     900,000         893,831
Compass Securitization
5.27%, 10/30/2006                                     955,000         950,946
5.27%, 12/15/2006                                   1,800,000       1,780,237
Galaxy Funding
5.27%, 10/20/2006                                   1,000,000         997,219
5.26%, 12/ 4/2006                                   1,000,000         990,649
5.26%, 12/18/2006                                     900,000         889,743
5.25%, 12/21/2006                                     900,000         889,379
Grampian Funding
5.42%, 10/23/2006                                   1,000,000         996,688
5.37%, 10/24/2006                                   1,200,000       1,195,883
5.27%, 11/21/2006                                   1,000,000         992,534
5.25%, 1/ 3/2007                                    1,100,000       1,084,935
Ranger Funding
5.39%, 10/16/2006                                   1,100,000       1,097,530
5.26%, 10/26/2006                                     700,000         697,443
5.31%, 11/ 2/2006                                   1,500,000       1,492,920
5.25%, 11/ 9/2006                                   1,000,000         994,313
Scaldis Capital
5.25%, 12/ 6/2006                                   1,000,000         990,375
Sheffield Receivables
5.26%, 10/17/2006                                   1,010,000       1,007,639
5.26%, 10/18/2006                                   1,830,000       1,825,454

Special Purpose Entity
Sheffield Receivables (continued)
5.26%, 10/20/2006                                   1,000,000         997,224
Surrey Funding
5.26%, 10/ 5/2006                                     960,000         959,439
5.36%, 10/10/2006                                   1,000,000         998,661
5.27%, 10/17/2006                                     915,000         912,857
5.27%, 10/26/2006                                     900,000         896,706
Tulip Funding Corp.
5.26%, 10/ 3/2006                                     990,000         989,711
5.36%, 10/23/2006                                     900,000         897,052
5.28%, 10/31/2006                                   1,000,000         995,600
Variable Funding Capital Corp LLC
5.35%, 10/25/2006                                   1,000,000         996,433
White Pine Finance
5.26%, 11/ 6/2006                                     900,000         895,266
5.26%, 11/ 8/2006                                   1,000,000         994,448
5.27%, 11/27/2006                                   1,000,000         991,656
                                                                --------------
                                                                   39,338,296
                                                                --------------
Supranational Bank (2.18%)
Corp Andina de Fomento
5.28%, 10/17/2006                                   1,035,000       1,032,571
5.27%, 10/18/2006                                     900,000         897,760
5.27%, 10/20/2006                                   1,000,000         997,219
5.27%, 11/13/2006                                     870,000         864,524
                                                                --------------
                                                                    3,792,074
                                                                --------------
Telecommunication Services (0.58%)
Verizon Global Funding
5.50%, 1/12/2007 (a)                                1,000,000       1,000,000
                                                                --------------

Telephone - Integrated (2.67%)
Telstra Corp
5.26%, 10/25/2006                                   1,000,000         996,493
5.26%, 10/27/2006                                   1,000,000         996,201
5.26%, 11/ 8/2006                                   1,000,000         994,448
5.27%, 11/21/2006                                     800,000         794,027
5.27%, 12/ 6/2006                                     865,000         856,643
                                                                --------------
                                                                    4,637,812
                                                                --------------
TOTAL COMMERCIAL PAPER                                         $  164,813,167
                                                                --------------
BONDS (4.98%)
Asset Backed Securities (0.18%)
Caterpillar Financial Asset Trust
5.45%, 2/26/2007                                      313,519         313,519
                                                                --------------

Auto - Car & Light Trucks (0.46%)
BMW US Capital LLC
5.30%, 10/ 5/2006 (a)(b)                              800,000         800,000
                                                                --------------

Automobile Sequential (2.61%)
AmeriCredit Automobile Receivables Trust
5.50%, 1/ 8/2007                                      767,675         767,675
5.38%, 2/ 6/2007                                      300,000         300,000
Capital One Auto Finance Trust
5.12%, 12/15/2006 (a)                                 166,262         166,262
CPS Auto Trust
5.39%, 10/15/2007 (a)(b)                              650,000         650,000
Honda Auto Receivables Owner Trust
5.43%, 4/23/2007                                      859,655         859,655
Automobile Sequential
Household Automotive Trust
5.28%, 12/18/2006                                     308,529         308,529
JPMorgan Auto Receivables Trust
5.39%, 3/15/2007 (b)                                  500,000         500,000
Triad Auto Receivables Owner Trust
5.14%, 12/12/2006                                     184,336         184,336
Volkswagen Auto Lease Trust
5.52%, 8/20/2007                                      802,870         802,870
                                                                --------------
                                                                    4,539,327
                                                                --------------
Finance - Investment Banker & Broker (0.92%)
JPMorgan Chase & Co
5.30%, 10/ 2/2006                                     500,000         500,000
Merrill Lynch & Co Inc
5.34%, 7/27/2007                                      700,000         700,000
Morgan Stanley Group Inc
6.88%, 3/ 1/2007                                      400,000         402,840
                                                                --------------
                                                                    1,602,840
                                                                --------------
Publishing - Newspapers (0.41%)
Gannett Co Inc
5.50%, 4/ 1/2007                                      700,000         700,235
                                                                --------------

Special Purpose Entity (0.40%)
Allstate Life Global Funding Trusts
5.31%, 10/ 4/2006 (a)                                 700,000         700,000
                                                                --------------
TOTAL BONDS                                                    $    8,655,921

                                                                --------------
Total Investments                                              $  173,469,088
Other Assets in Excess of Liabilities, Net - 0.14%                    250,149
                                                                --------------
TOTAL NET ASSETS - 100.00%                                     $  173,719,237

                                                                ==============
                                                                --------------

                                                                ==============

(a)  Variable Rate

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,950,000 or 1.12% of net assets.



Portfolio Summary (unaudited)
-------------------------------------------- -------------------
Sector                                                  Percent
-------------------------------------------- -------------------
Financial                                                81.00%
Asset Backed Securities                                  10.08%
Communications                                            3.65%
Basic Materials                                           2.95%
Industrial                                                1.14%
Consumer, Cyclical                                        1.04%
Other Assets in Excess of Liabilities, Net                0.14%
                                             -------------------
TOTAL NET ASSETS                                        100.00%
                                             ===================

Schedule of Investments
September 30, 2006 (unaudited)
Principal LifeTime 2010 Account
                                        Shares
                                         Held             Value
                                      -------------- -----------------
INVESTMENT COMPANIES (99.92%)

Principal Variable Contracts Fund,
Inc. (99.92%)
Bond Account (a)                            742,750      $  8,846,151
Capital Value Account (a)                    20,611           718,717
Diversified International Account (a)        69,733         1,290,758
Equity Income Account (a)                   135,662         1,470,574
LargeCap Growth Equity Account (a)          372,067         1,715,230
LargeCap Stock Index Account (a)            239,675         2,346,420
LargeCap Value Account (a)                   89,273         1,211,435
Money Market Account (a)                  2,433,069         2,433,069
Real Estate Securities Account (a)           91,106         2,168,328
SmallCap Account (a)                         89,637           882,024
                                                          ------------
                                                           23,082,706
                                                          ------------
TOTAL INVESTMENT COMPANIES                               $ 23,082,706
                                                          ------------
Total Investments                                        $ 23,082,706
Other Assets in Excess of Liabilities,
  Net - 0.08%                                                  18,226
                                                          ------------
TOTAL NET ASSETS - 100.00%                               $ 23,100,932
                                                          ============
                                                          ------------

                                                          ============

(a)  Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $         1,112,837
Unrealized Depreciation                                 (88,033)
                                                -----------------
Net Unrealized Appreciation (Depreciation)             1,024,804
Cost for federal income tax purposes                  22,057,902


Portfolio Summary (unaudited)
----------------------------------------------- -----------------
Fund Type                                                Percent
----------------------------------------------- -----------------
Domestic Equity Funds                                     45.51%
Fixed Income Funds                                        38.29%
Money Market Funds                                        10.53%
International Equity Funds                                 5.59%
Other Assets in Excess of Liabilities, Net                 0.08%
                                                -----------------
TOTAL NET ASSETS                                         100.00%
                                                =================

Affiliated Securities (on a U.S. federal tax basis)

                               December 31, 2005          Purchases            Sales             September 30, 2006
                         ------------------------  ------------------------------------------- -----------------------
                           Shares        Cost      Shares         Cost    Shares     Proceeds   Shares        Cost
                         -----------   ----------  --------     ------------------   --------- ---------    ----------
Bond Account                416,644 $  4,974,443   387,144   $  4,503,696  61,038 $   712,158   742,750  $  8,766,207
Capital Value Account        11,222      376,920    10,973        365,945   1,584      53,412    20,611       689,477
Diversified                  42,708      636,114    31,956        569,729   4,931      89,020    69,733     1,116,873
International Account

Equity Income Account        80,696      763,710    65,180        663,517  10,214     106,824   135,662     1,320,644
LargeCap Growth Equity      219,028    1,012,609   184,656        854,230  31,617     142,431   372,067     1,724,413
Account

LargeCap Stock Index        141,939    1,261,360   116,697      1,088,468  18,961     178,039   239,675     2,172,086
Account
LargeCap Value Account       52,358      634,168    43,773        558,089   6,858      89,021    89,273     1,103,380
Money Market Account      1,387,579    1,387,579   1,242,173    1,242,173 196,683     196,683  2,433,069    2,433,069
Real Estate Securities       53,700    1,028,456    43,644        944,519   6,238     142,431    91,106     1,831,326
Account
SmallCap Account             50,700      504,542    46,258        467,061   7,321      71,216    89,637       900,427
                                       ----------               ----------           ---------              ----------
                                    $  12,579,901            $  11,257,427        $  1,781,235           $  22,057,902
                                       ==========               ==========           =========              ==========
                                       ----------               ----------                                  ----------

                                       ==========               ==========                                  ==========


                            Income Distribution from          Realized Gain/Loss          Realized Gain/Loss
                                                                                                 from
                           Other Investment Companies           on Investments             Other Investment
                                                                                              Companies
                           ---------------------------     -------------------------    -----------------------
Bond Account            $                     232,668   $                       226  $                       -
Capital Value Account                          19,582                            24                     26,036
Diversified                                    10,878                            50                     24,973
International Account

Equity Income Account                          22,863                           241                          -
LargeCap Growth Equity                             25                             5                          -
Account

LargeCap Stock Index                           20,711                           297                          -
Account
LargeCap Value Account                          9,769                           144                     14,442
Money Market Account                           67,164                             -                          -
Real Estate Securities                         25,373                           782                     64,940
Account
SmallCap Account                               15,007                            40                     24,951
                           ---------------------------     -------------------------    -----------------------
                        $                     424,040   $                     1,809  $                 155,342
                           ===========================     =========================    =======================



Schedule of Investments
September 30, 2006 (unaudited)
Principal LifeTime 2020 Account
                                            Shares
                                             Held               Value
                                        ---------------- -------------------
INVESTMENT COMPANIES (99.72%)

Principal Variable Contracts Fund,
Inc. (99.72%)
Bond Account (a)                              2,151,324      $   25,622,267
Capital Value Account (a)                       160,469           5,595,545
Diversified International Account (a)           381,210           7,056,196
Equity Income Account (a)                       425,037           4,607,397
LargeCap Growth Equity Account (a)              847,852           3,908,599
LargeCap Stock Index Account (a)              1,288,394          12,613,374
LargeCap Value Account (a)                      311,736           4,230,258
Real Estate Securities Account (a)              293,590           6,987,432
SmallCap Account (a)                            143,348           1,410,543
SmallCap Growth Account (a)(b)                  102,895           1,052,617
SmallCap Value Account (a)                       63,691           1,092,939
                                                               -------------
                                                                 74,177,167
                                                               -------------
TOTAL INVESTMENT COMPANIES                                   $   74,177,167
                                                               -------------
Total Investments                                            $   74,177,167
Other Assets in Excess of Liabilities,
  Net - 0.28%                                                       205,261
                                                               -------------
TOTAL NET ASSETS - 100.00%                                   $   74,382,428
                                                               =============
                                                               -------------

                                                               =============

(a)  Affiliated Security

(b)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $         3,814,172
Unrealized Depreciation                                 (232,986)
                                                 -----------------
Net Unrealized Appreciation (Depreciation)              3,581,186
Cost for federal income tax purposes                   70,595,981


Portfolio Summary (unaudited)
------------------------------------------------ -----------------
Fund Type                                                 Percent
------------------------------------------------ -----------------
Domestic Equity Funds                                      55.79%
Fixed Income Funds                                         34.45%
International Equity Funds                                  9.48%
Other Assets in Excess of Liabilities, Net                  0.28%
                                                 -----------------
TOTAL NET ASSETS                                          100.00%
                                                 =================

Affiliated Securities (on a U.S. federal tax basis)

                               December 31, 2005          Purchases              Sales              September 30, 2006
                         -------------------------- ----------------------- ---------------------------------------------
                           Shares          Cost     Shares         Cost     Shares      Proceeds  Shares         Cost
                         -----------     ---------- --------     ---------- --------    ------------------     ----------
Bond Account                766,212   $  9,144,357  1,394,559 $  16,210,787   9,447  $   109,695 2,151,324  $  25,245,449

Capital Value Account        55,999      1,884,947  105,150      3,517,039      680       22,854  160,469      5,379,147
Diversified                 156,562      2,331,394  226,171      4,077,304    1,523       27,424  381,210      6,381,290
International Account

Equity Income Account       165,939      1,568,935  260,877      2,677,379    1,779       18,283  425,037      4,228,042
LargeCap Growth Equity      330,331      1,530,774  521,048      2,411,058    3,527       16,759  847,852      3,925,081
Account

LargeCap Stock Index        491,614      4,380,535  802,271      7,524,295    5,491       51,802 1,288,394     11,853,049
Account

LargeCap Value Account      121,003      1,466,280  192,041      2,467,010    1,308       16,759  311,736      3,916,541
Real Estate Securities      114,869      2,207,644  179,877      3,920,521    1,156       25,901  293,590      6,102,364
Account
SmallCap Account             52,742        522,705   91,192        918,406      586        6,093  143,348      1,435,030
SmallCap Growth Account      40,517        384,907   62,799        657,551      421        4,570  102,895      1,037,934
SmallCap Value Account       22,625        387,120   41,325        709,496      259        4,570   63,691      1,092,054
                                         ----------              ----------             ---------              ----------
                                      $  25,809,598           $  45,090,846          $   304,710            $  70,595,981
                                         ==========              ==========             =========              ==========
                                         ----------              ----------                                    ----------

                                         ==========              ==========                                    ==========

                             Income Distribution from         Realized Gain/Loss           Realized Gain/Loss
                                                                                                  from
                            Other Investment Companies          on Investments              Other Investment
                                                                                               Companies
                            ---------------------------    -------------------------     -----------------------
Bond Account             $                     429,563  $                         -   $                       -
Capital Value Account                           98,423                           15                     130,861
Diversified                                     40,051                           16                      91,948
International Account

Equity Income Account                           47,175                           11                           -
LargeCap Growth Equity                              37                            8                           -
Account

LargeCap Stock Index                            72,050                           21                           -
Account
LargeCap Value Account                          22,592                           10                      33,398
Real Estate Securities                          54,616                          100                     139,782
Account
SmallCap Account                                15,651                           12                      26,021
SmallCap Growth Account                              -                           46                           -
SmallCap Value Account                           5,640                            8                      46,305
                            ---------------------------    -------------------------     -----------------------
                         $                     785,798  $                       247   $                 468,315
                            ===========================    =========================     =======================



Schedule of Investments
September 30, 2006 (unaudited)
Principal LifeTime 2030 Account
                                            Shares
                                             Held                Value
                                           ------------- ------ -------------
INVESTMENT COMPANIES (99.90%)

Principal Variable Contracts Fund,
Inc. (99.90%)
Bond Account (a)                                236,249      $     2,813,724
Capital Value Account (a)                        17,437              608,028
Diversified International Account (a)            64,170            1,187,787
Equity Income Account (a)                        69,008              748,047
LargeCap Growth Equity Account (a)              351,873            1,622,136
LargeCap Stock Index Account (a)                226,710            2,219,494
LargeCap Value Account (a)                       81,550            1,106,630
Real Estate Securities Account (a)               38,593              918,505
SmallCap Account (a)                             22,997              226,293
SmallCap Growth Account (a)(b)                   22,135              226,436
SmallCap Value Account (a)                       13,641              234,087
                                                                -------------
                                                                  11,911,167
                                                                -------------
TOTAL INVESTMENT COMPANIES                                   $    11,911,167
                                                                -------------
Total Investments                                            $    11,911,167
Other Assets in Excess of Liabilities,
  Net - 0.10%                                                         11,862
                                                                -------------
TOTAL NET ASSETS - 100.00%                                   $    11,923,029
                                                                =============
                                                                -------------

                                                                =============

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $           622,767
Unrealized Depreciation                                 (49,957)
                                                -----------------
Net Unrealized Appreciation (Depreciation)               572,810
Cost for federal income tax purposes                  11,338,357


Portfolio Summary (unaudited)
----------------------------------------------- -----------------
Fund Type                                                Percent
----------------------------------------------- -----------------
Domestic Equity Funds                                     66.34%
Fixed Income Funds                                        23.60%
International Equity Funds                                 9.96%
Other Assets in Excess of Liabilities, Net                 0.10%
                                                -----------------
TOTAL NET ASSETS                                         100.00%
                                                =================

Affiliated Securities (on a U.S. federal tax basis)

                               December 31, 2005            Purchases                   Sales            September 30, 2006
                         --------------------------    -----------------------   --------------------- -------------------------
                           Shares          Cost        Shares         Cost       Shares      Proceeds   Shares          Cost
                         -----------     ----------    --------     ----------   --------    --------- ---------      ----------
Bond Account                 80,339   $    960,502     180,852   $  2,100,181     24,942  $   288,907   236,249    $  2,771,899
Capital Value Account         5,622        189,233      12,788        426,838        973       32,907    17,437         583,169
Diversified                  23,748        356,875      43,828        785,771      3,406       62,523    64,170       1,080,386
International Account

Equity Income Account        20,033        189,800      52,119        529,517      3,144       32,906    69,008         686,435
LargeCap Growth Equity      118,190        547,748     254,421      1,166,832     20,738       95,430   351,873       1,619,150
Account

LargeCap Stock Index         78,608        700,752     160,978      1,501,000     12,876      121,756   226,710       2,080,079
Account
LargeCap Value Account       28,362        344,449      57,736        738,277      4,548       59,232    81,550       1,023,512
Real Estate Securities       13,735        264,986      26,904        588,045      2,046       46,069    38,593         807,090
Account
SmallCap Account              7,590         75,635      16,734        167,349      1,327       13,162    22,997         229,825
SmallCap Growth Account       7,878         75,098      15,525        160,940      1,268       13,162    22,135         222,925
SmallCap Value Account        4,374         75,381      10,039        171,659        772       13,163    13,641         233,887
                                         ----------                 ----------               ---------                ----------
                                      $  3,780,459               $  8,336,409             $   779,217              $  11,338,357
                                         ==========                 ==========               =========                ==========


                                      Income Distribution from               Realized Gain/Loss                Realized Gain/Loss
                                                                                                                      from
                                     Other Investment Companies                on Investments                   Other Investment
                                                                                                                   Companies
                                     ---------------------------          -------------------------          -----------------------
Bond Account                      $                      48,192        $                       123        $                       -
Capital Value Account                                    10,511                                  5                           13,976
Diversified                                               6,464                                263                           14,840
International Account

Equity Income Account                                     6,086                                 24                                -
LargeCap Growth Equity                                       14                                  -                                -
Account

LargeCap Stock Index                                     12,302                                 83                                -
Account
LargeCap Value Account                                    5,667                                 18                            8,378
Real Estate Securities                                    6,955                                128                           17,799
Account
SmallCap Account                                          2,407                                  3                            4,002
SmallCap Growth Account                                       -                                 49                                -
SmallCap Value Account                                    1,164                                 10                            9,555
                                     ---------------------------          -------------------------          -----------------------
                                  $                      99,762        $                       706        $                  68,550
                                     ===========================          =========================          =======================



Schedule of Investments
September 30, 2006 (unaudited)
Principal LifeTime 2040 Account
                                                Shares
                                                 Held                Value
                                            ------------------- -------------
INVESTMENT COMPANIES (99.98%)

Principal Variable Contracts Fund,
Inc. (99.98%)
Bond Account (a)                                     72,345  $       861,627
Capital Value Account (a)                             8,880          309,651
Diversified International Account (a)                34,836          644,811
Equity Income Account (a)                            12,501          135,516
LargeCap Growth Equity Account (a)                  163,308          752,851
LargeCap Stock Index Account (a)                    111,653        1,093,082
LargeCap Value Account (a)                           42,164          572,170
Real Estate Securities Account (a)                   10,823          257,590
SmallCap Account (a)                                 16,978          167,065
SmallCap Growth Account (a)(b)                       11,665          119,332
SmallCap Value Account (a)                            7,262          124,623
                                                                -------------
                                                                   5,038,318
                                                                -------------
TOTAL INVESTMENT COMPANIES                                   $     5,038,318
                                                                -------------
Total Investments                                            $     5,038,318
Other Assets in Excess of Liabilities,
  Net - 0.02%                                                          1,117
                                                                -------------
TOTAL NET ASSETS - 100.00%                                   $     5,039,435
                                                                =============
                                                                -------------

                                                                =============

(a)  Affiliated Security
(b)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $           297,007
Unrealized Depreciation                                    (26,127)
                                                   -----------------
Net Unrealized Appreciation (Depreciation)                  270,880
Cost for federal income tax purposes                      4,767,438


Portfolio Summary (unaudited)
-------------------------------------------------- -----------------
Fund Type                                                   Percent
-------------------------------------------------- -----------------
Domestic Equity Funds                                        70.08%
Fixed Income Funds                                           17.10%
International Equity Funds                                   12.80%
Other Assets in Excess of Liabilities, Net                    0.02%
                                                   -----------------
TOTAL NET ASSETS                                            100.00%
                                                   =================

Affiliated Securities (on a U.S. federal tax basis)

                               December 31, 2005           Purchases                Sales               September 30, 2006
                         --------------------------  ----------------------  ---------------------   -----------------------
                           Shares          Cost      Shares        Cost      Shares      Proceeds     Shares        Cost
                         -----------     ----------  --------    ----------  --------    ---------   ---------    ----------
Bond Account                 26,131   $    311,714    52,137  $    604,743     5,923  $    68,946      72,345  $    847,529
Capital Value Account         3,261        107,690     6,305       209,885       686       22,982       8,880       294,606
Diversified                  14,762        215,613    22,626       405,785     2,552       45,963      34,836       575,487
International Account

Equity Income Account         5,257         48,670     8,168        83,439       924        9,576      12,501       122,543
LargeCap Growth Equity       63,457        290,180   113,187       524,632    13,336       61,285     163,308       753,551
Account

LargeCap Stock Index         44,338        389,617    76,077       711,380     8,762       82,352     111,653     1,018,717
Account
LargeCap Value Account       16,611        198,626    28,816       368,304     3,263       42,133      42,164       524,845
Real Estate Securities        4,441         83,313     7,157       154,958       775       17,237      10,823       221,095
Account
SmallCap Account              6,438         62,255    11,899       119,799     1,359       13,407      16,978       168,653
SmallCap Growth Account       4,775         44,326     7,819        81,973       929        9,576      11,665       116,746
SmallCap Value Account        2,687         45,173     5,142        88,067       567        9,576       7,262       123,666
                                         ----------              ----------              ---------                ----------
                                      $  1,797,177            $  3,352,965            $   383,033              $  4,767,438
                                         ==========              ==========              =========                ==========


                             Income Distribution from               Realized Gain/Loss                Realized Gain/Loss
                                                                                                             from
                            Other Investment Companies                on Investments                   Other Investment
                                                                                                          Companies
                            ---------------------------          -------------------------          -----------------------
Bond Account             $                      14,540        $                        18        $                       -
Capital Value Account                            5,645                                 13                            7,505
Diversified                                      3,737                                 52                            8,580
International Account

Equity Income Account                            1,466                                 10                                -
LargeCap Growth Equity                               7                                 24                                -
Account

LargeCap Stock Index                             6,415                                 72                                -
Account
LargeCap Value Account                           3,077                                 48                            4,548
Real Estate Securities                           2,081                                 61                            5,326
Account
SmallCap Account                                 1,892                                  6                            3,145
SmallCap Growth Account                              -                                 23                                -
SmallCap Value Account                             662                                  2                            5,433
                            ---------------------------          -------------------------          -----------------------
                         $                      39,522        $                       329        $                  34,537
                            ===========================          =========================          =======================



Schedule of Investments
September 30, 2006 (unaudited)
Principal LifeTime 2050 Account
                                        Shares
                                         Held                Value
                                      -------------- --------------------
INVESTMENT COMPANIES (99.95%)

Principal Variable Contracts Fund,
Inc. (99.95%)
Bond Account (a)                             24,115      $       287,211
Capital Value Account (a)                     6,273              218,723
Diversified International Account (a)        25,896              479,338
Equity Income Account (a)                     6,290               68,187
LargeCap Growth Equity Account (a)          126,620              583,719
LargeCap Stock Index Account (a)             84,303              825,322
LargeCap Value Account (a)                   31,146              422,652
Real Estate Securities Account (a)            3,082               73,344
SmallCap Account (a)                         12,605              124,029
SmallCap Growth Account (a)(b)                9,100               93,098
SmallCap Value Account (a)                    5,638               96,749
                                                          ---------------
                                                               3,272,372
                                                          ---------------
TOTAL INVESTMENT COMPANIES                               $     3,272,372
                                                          ---------------
Total Investments                                        $     3,272,372
Other Assets in Excess of Liabilities,
  Net - 0.05%                                                      1,548
                                                          ---------------
TOTAL NET ASSETS - 100.00%                               $     3,273,920
                                                          ===============
                                                          ---------------

                                                          ===============

(a)  Affiliated Security
(b)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $           167,746
Unrealized Depreciation                                 (22,648)
                                                -----------------
Net Unrealized Appreciation (Depreciation)               145,098
Cost for federal income tax purposes                   3,127,274


Portfolio Summary (unaudited)
----------------------------------------------- -----------------
Fund Type                                                Percent
----------------------------------------------- -----------------
Domestic Equity Funds                                     76.54%
International Equity Funds                                14.64%
Fixed Income Funds                                         8.77%
Other Assets in Excess of Liabilities, Net                 0.05%
                                                -----------------
TOTAL NET ASSETS                                         100.00%
                                                =================

Affiliated Securities (on a U.S. federal tax basis)

                               December 31, 2005              Purchases                    Sales              September 30, 2006
                         --------------------------  --------------------------- ------------------------- -----------------------
                           Shares          Cost      Shares             Cost     Shares          Proceeds   Shares        Cost
                         -----------     ----------  --------         ---------- --------        --------- ---------    ----------
Bond Account                  8,110   $     96,933    18,568       $    214,795    2,563      $    29,780    24,115  $    281,963
Capital Value Account         2,099         70,413     4,821            160,185      647           21,507     6,273       209,180
Diversified                   9,885        149,701    18,652            335,418    2,641           46,324    25,896       438,932
International Account

Equity Income Account         2,295         21,713     4,643             47,395      648            6,617     6,290        62,510
LargeCap Growth Equity       44,282        205,450    95,730            444,326   13,392           62,867   126,620       586,954
Account

LargeCap Stock Index         30,267        269,946    62,867            588,871    8,831           82,721    84,303       776,240
Account
LargeCap Value Account       11,139        135,226    23,249            297,261    3,242           41,360    31,146       391,184
Real Estate Securities        1,141         22,073     2,245             48,619      304            6,617     3,082        64,137
Account
SmallCap Account              4,348         42,994     9,583             96,832    1,326           13,236    12,605       126,621
SmallCap Growth Account       3,404         32,321     6,649             70,156      953            9,927     9,100        92,581
SmallCap Value Account        1,896         32,569     4,327             74,318      585            9,926     5,638        96,972
                                         ----------                   ----------                 ---------              ----------
                                      $  1,079,339                 $  2,378,176               $   330,882            $  3,127,274
                                         ==========                   ==========                 =========              ==========


                                      Income Distribution from               Realized Gain/Loss                Realized Gain/Loss
                                                                                                                      from
                                     Other Investment Companies                on Investments                   Other Investment
                                                                                                                   Companies
                                     ---------------------------          -------------------------          -----------------------
Bond Account                      $                       4,327        $                        15        $                       -
Capital Value Account                                     3,511                                 89                            4,669
Diversified                                               2,434                                137                            5,588
International Account

Equity Income Account                                       624                                 19                                -
LargeCap Growth Equity                                        5                                 45                                -
Account

LargeCap Stock Index                                      4,237                                144                                -
Account
LargeCap Value Account                                    1,995                                 57                            2,949
Real Estate Securities                                      519                                 62                            1,329
Account
SmallCap Account                                          1,236                                 31                            2,055
SmallCap Growth Account                                       -                                 31                                -
SmallCap Value Account                                      452                                 11                            3,710
                                     ---------------------------          -------------------------          -----------------------
                                  $                      19,340        $                       641        $                  20,300
                                     ===========================          =========================          =======================


Schedule of Investments
September 30, 2006 (unaudited)
Principal LifeTime Strategic Income Account
                                                Shares
                                                 Held           Value
                                            --------------------------------
INVESTMENT COMPANIES (99.83%)

Principal Variable Contracts Fund,
Inc. (99.83%)
Bond Account (a)                                    375,194  $    4,468,565
Capital Value Account (a)                             4,838         168,711
Diversified International Account (a)                19,851         367,436
Equity Income Account (a)                            63,840         692,028
LargeCap Growth Equity Account (a)                   87,521         403,473
LargeCap Stock Index Account (a)                     61,842         605,428
LargeCap Value Account (a)                           24,780         336,269
Money Market Account (a)                          2,490,731       2,490,731
Real Estate Securities Account (a)                   44,502       1,059,136
SmallCap Account (a)                                 20,981         206,450
                                                              --------------
                                                                 10,798,227
                                                              --------------
TOTAL INVESTMENT COMPANIES                                   $   10,798,227
                                                              --------------
Total Investments                                            $   10,798,227
Other Assets in Excess of Liabilities,
  Net - 0.17%                                                        18,787
                                                              --------------
TOTAL NET ASSETS - 100.00%                                   $   10,817,014
                                                              ==============
                                                              --------------

                                                              ==============

(a)  Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $           472,313
Unrealized Depreciation                                 (22,300)
                                                -----------------
Net Unrealized Appreciation (Depreciation)               450,013
Cost for federal income tax purposes                  10,348,214


Portfolio Summary (unaudited)
----------------------------------------------- -----------------
Fund Type                                                Percent
----------------------------------------------- -----------------
Fixed Income Funds                                        41.31%
Domestic Equity Funds                                     32.09%
Money Market Funds                                        23.03%
International Equity Funds                                 3.40%
Other Assets in Excess of Liabilities, Net                 0.17%
                                                -----------------
TOTAL NET ASSETS                                         100.00%
                                                =================

Affiliated Securities (on a U.S. federal tax basis)

                               December 31, 2005            Purchases            Sales                 September 30, 2006
                         --------------------------  ----------------------- --------------------  ----------------------------
                           Shares          Cost      Shares         Cost     Shares     Proceeds    Shares             Cost
                         -----------     ----------  --------     ---------- -------    ---------  ---------         ----------
Bond Account                188,513   $  2,244,160   216,159   $  2,505,442   29,478 $   344,492    375,194       $  4,405,126
Capital Value Account         2,376         79,223     2,815         92,989      353      12,018      4,838            160,229
Diversified                  11,131        163,228    10,045        176,758    1,325      24,034     19,851            316,127
International Account

Equity Income Account        34,378        321,822    34,151        345,058    4,689      48,069     63,840            618,988
LargeCap Growth Equity       46,381        213,960    47,961        223,992    6,821      32,046     87,521            405,957
Account

LargeCap Stock Index         32,980        291,253    33,549        312,460    4,687      44,063     61,842            559,755
Account
LargeCap Value Account       12,950        156,064    13,700        173,574    1,870      24,034     24,780            305,661
Money Market Account      1,271,948      1,271,948   1,411,922    1,411,922  193,139     193,139   2,490,731         2,490,731
Real Estate Securities       24,595        454,302    22,828        486,574    2,921      64,093     44,502            877,279
Account
SmallCap Account             10,676        104,436    11,865        119,846    1,560      16,024     20,981            208,361
                                         ----------               ----------            ---------                    ----------
                                      $  5,300,396             $  5,848,615          $   802,012                  $  10,348,214
                                         ==========               ==========            =========                    ==========


                              Income Distribution from               Realized Gain/Loss                Realized Gain/Loss
                                                                                                              from
                             Other Investment Companies                on Investments                   Other Investment
                                                                                                           Companies
                             ---------------------------          -------------------------          -----------------------
Bond Account              $                      97,579        $                        16        $                       -
Capital Value Account                             3,861                                 35                            5,133
Diversified                                       2,660                                175                            6,108
International Account

Equity Income Account                             9,077                                177                                -
LargeCap Growth Equity                                5                                 51                                -
Account

LargeCap Stock Index                              4,478                                105                                -
Account
LargeCap Value Account                            2,253                                 57                            3,331
Money Market Account                             67,537                                  -                                -
Real Estate Securities                           10,844                                496                           27,755
Account
SmallCap Account                                  2,949                                103                            4,903
                             ---------------------------          -------------------------          -----------------------
                          $                     201,243        $                     1,215        $                  47,230
                             ===========================          =========================          =======================


Schedule of Investments
September 30, 2006 (unaudited)
Real Estate Securities Account
                                                Shares
                                                 Held              Value
                                            ---------------- ------------------
COMMON STOCKS (98.80%)
Hotels & Motels (2.12%)
Starwood Hotels & Resorts Worldwide Inc              86,164      $   4,927,719
                                                                  -------------

Real Estate Operator & Developer (1.95%)
Brookfield Properties Corp                          128,220          4,528,730
                                                                  -------------

REITS - Apartments (26.44%)
Archstone-Smith Trust                               265,777         14,468,900
AvalonBay Communities Inc                           124,900         15,037,960
BRE Properties Inc                                   83,532          4,989,366
Camden Property Trust                                80,640          6,129,446
Equity Residential                                  183,568          9,284,870
Essex Property Trust Inc                             89,377         10,850,368
Mid-America Apartment Communities Inc (a)            10,580            647,708
                                                                  -------------
                                                                    61,408,618
                                                                  -------------
REITS - Diversified (4.88%)
Vornado Realty Trust                                104,034         11,339,706
                                                                  -------------

REITS - Healthcare (3.12%)
Ventas Inc                                          188,020          7,246,291
                                                                  -------------

REITS - Hotels (7.45%)
Host Hotels & Resorts Inc                           383,641          8,796,888
LaSalle Hotel Properties                            123,003          5,330,950
Sunstone Hotel Investors Inc                        106,454          3,163,813
                                                                  -------------
                                                                    17,291,651
                                                                  -------------
REITS - Office Property (24.21%)
Alexandria Real Estate Equities Inc                  42,428          3,979,747
BioMed Realty Trust Inc                             150,257          4,558,797
Boston Properties Inc                               111,332         11,505,049
Corporate Office Properties Trust SBI MD            126,850          5,677,806
Equity Office Properties Trust                      267,262         10,626,337
Kilroy Realty Corp                                   95,257          7,176,663
SL Green Realty Corp                                113,609         12,690,125
                                                                  -------------
                                                                    56,214,524
                                                                  -------------
REITS - Regional Malls (5.70%)
Simon Property Group Inc                            142,495         12,912,897
Taubman Centers Inc                                   7,013            311,517
                                                                  -------------
                                                                    13,224,414
                                                                  -------------
REITS - Shopping Centers (10.83%)
Acadia Realty Trust                                 104,789          2,672,119
Federal Realty Invs Trust                           101,529          7,543,605
Kimco Realty Corp                                   273,680         11,732,662
Regency Centers Corp                                 34,132          2,346,916
Tanger Factory Outlet Centers Inc                    24,139            859,831
                                                                  -------------
                                                                    25,155,133
                                                                  -------------
REITS - Storage (4.24%)
Public Storage Inc                                  114,580          9,852,734
                                                                  -------------

REITS - Warehouse & Industrial (7.86%)
AMB Property Corp                                   103,306          5,693,193
REITS - Warehouse & Industrial
EastGroup Properties Inc                             24,045          1,198,884
Prologis                                            198,964         11,352,886
                                                                  -------------
                                                                    18,244,963
                                                                  -------------
TOTAL COMMON STOCKS                                              $ 229,434,483
                                                                  -------------
                                               Principal
                                                Amount             Value

                                            ---------------- ------------------
SHORT TERM INVESTMENTS (0.73%)
Commercial Paper (0.73%)
Investment in Joint Trading Account;
General Electric Capital
5.34%, 10/ 2/2006                                 1,691,063          1,691,063
                                                                  -------------
TOTAL SHORT TERM INVESTMENTS                                     $   1,691,063
                                                                  -------------
MONEY MARKET FUNDS (0.06%)
Money Center Banks (0.06%)
BNY Institutional Cash Reserve Fund (b)             140,000            140,000
                                                                  -------------
TOTAL MONEY MARKET FUNDS                                         $     140,000
                                                                  -------------
Total Investments                                                $ 231,265,546
Other Assets in Excess of Liabilities,
  Net - 0.41%                                                          949,876
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                       $ 232,215,422
                                                                  =============
                                                                  -------------

                                                                  =============

(a) Security or a portion of the security was on loan at the end of the period.
(b) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             70,461,183
Unrealized Depreciation                              (281,201)
                                              -----------------
Net Unrealized Appreciation (Depreciation)          70,179,982
Cost for federal income tax purposes               161,085,564


Portfolio Summary (unaudited)
--------------------------------------------- -----------------
REIT                                                   Percent
--------------------------------------------- -----------------
REITS - Apartments                                      26.44%
REITS - Office Property                                 24.21%
REITS - Shopping Centers                                10.83%
REITS - Warehouse & Industrial                           7.86%
REITS - Hotels                                           7.45%
REITS - Regional Malls                                   5.70%
REITS - Diversified                                      4.88%
REITS - Storage                                          4.24%
REITS - Healthcare                                       3.12%
Hotels & Motels                                          2.12%
Real Estate Operator & Developer                         1.95%
Diversified Financial Services                           0.73%
Money Center Banks                                       0.06%
Other Assets in Excess of Liabilities, Net               0.41%
                                              -----------------
TOTAL NET ASSETS                                       100.00%
                                              =================


Schedule of Investments
September 30, 2006 (unaudited)
Short-Term Bond Account
                                                   Principal
                                                    Amount             Value
                                               ----------- ------------------
BONDS (92.26%)
Aerospace & Defense (0.03%)
Raytheon Co
6.75%, 8/15/2007                             $     29,000      $      29,314
                                                                -------------

Agricultural Chemicals (0.10%)
Mosaic Global Holdings Inc
11.25%, 6/ 1/2011                                 110,000            116,187
                                                                -------------

Agricultural Operations (0.44%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                 300,000            293,013
Cargill Inc
3.63%, 3/ 4/2009 (a)                              200,000            193,020
                                                                -------------
                                                                     486,033
                                                                -------------
Airlines (0.06%)
Southwest Airlines Co
5.50%, 11/ 1/2006                                  70,000             70,034
                                                                -------------

Appliances (0.09%)
Whirlpool Corp
5.89%, 6/15/2009 (b)                              100,000            100,187
                                                                -------------

Asset Backed Securities (4.80%)
Carrington Mortgage Loan Trust
5.61%, 12/25/2035 (b)(c)                          500,000            500,931
Chase Funding Mortgage Loan Asset-
Backed Certificates
4.21%, 3/25/2029                                   86,433             85,900
5.56%, 12/25/2033 (b)                             108,348            108,486
Citigroup Mortgage Loan Trust Inc
5.58%, 7/25/2035 (b)                              650,000            651,078
Countrywide Asset-Backed Certificates
4.32%, 10/25/2035 (b)                             150,000            148,775
5.58%, 4/25/2036 (b)(c)                           300,000            300,732
6.02%, 9/25/2046 (b)                              900,000            908,053
Countrywide Home Equity Loan Trust
5.56%, 12/15/2035 (b)(c)                          127,611            127,667
5.57%, 2/15/2036 (b)(c)                           250,000            250,042
Equity One ABS Inc
4.26%, 7/25/2034 (b)                              128,054            127,435
GMAC Mortgage Corp Loan Trust
5.51%, 8/25/2035 (b)                              200,000            200,385
Lehman XS Trust
5.56%, 11/25/2035 (b)(c)                          381,928            377,498
Long Beach Mortgage Loan Trust
5.51%, 4/25/2035 (b)                              178,806            178,850
Merrill Lynch Mortgage Investors Inc
5.68%, 7/25/2035 (b)                               11,253             11,263
Nomura Asset Acceptance Corp
5.56%, 6/25/2035 (b)                               38,884             38,893
5.55%, 1/25/2036 (a)(b)                           489,369            489,561
Popular ABS Mortgage Pass-Through Trust
5.59%, 11/25/2035 (b)(c)                          250,000            250,532

Asset Backed Securities
Residential Asset Mortgage Products Inc
5.56%, 12/25/2034 (b)                             180,472            180,617
SACO I Inc
5.60%, 4/25/2035 (b)                               51,636             51,643
Saxon Asset Securities Trust
5.67%, 12/26/2034 (b)(c)                          284,533            284,981
Specialty Underwriting & Residential Finance
5.64%, 7/25/2035 (b)                               64,771             64,824
                                                                -------------
                                                                   5,338,146
                                                                -------------
Auto - Car & Light Trucks (0.51%)
DaimlerChrysler NA Holding Corp
4.05%, 6/ 4/2008                                  200,000            195,302
5.82%, 3/13/2009 (b)                              150,000            150,071
5.88%, 3/15/2011 (d)                              225,000            225,295
                                                                -------------
                                                                     570,668
                                                                -------------
Automobile Sequential (0.66%)
Capital Auto Receivables Asset Trust
5.70%, 6/15/2010 (b)                              100,000            100,434
Carss Finance LP
6.28%, 1/15/2011 (a)(b)                            71,593             71,868
Chase Manhattan Auto Owner Trust
2.06%, 12/15/2009                                 292,188            288,632
Daimler Chrysler Auto Trust
2.88%, 10/ 8/2009                                  89,974             89,343
Nissan Auto Receivables Owner Trust
2.70%, 12/17/2007                                  28,238             28,139
WFS Financial Owner Trust
4.50%, 5/17/2013                                  160,000            157,588
                                                                -------------
                                                                     736,004
                                                                -------------
Beverages - Non-Alcoholic (0.19%)
Panamerican Beverages Inc
7.25%, 7/ 1/2009                                  200,000            207,000
                                                                -------------

Beverages - Wine & Spirits (0.02%)
Diageo Capital PLC
4.38%, 5/ 3/2010                                   25,000             24,243
                                                                -------------

Brewery (0.28%)
Coors Brewing Co
6.38%, 5/15/2012                                  100,000            103,986
SABMiller PLC
6.20%, 7/ 1/2011 (a)                              200,000            205,252
                                                                -------------
                                                                     309,238
                                                                -------------
Building - Residential & Commercial (0.09%)
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                100,000            104,000
                                                                -------------

Building & Construction Products -
Miscellaneous (0.29%)
CRH America Inc
6.95%, 3/15/2012                                  200,000            210,881
Masco Corp
5.88%, 7/15/2012                                  111,000            110,623
                                                                -------------
                                                                     321,504
                                                                -------------

Building Products - Cement &
Aggregate (0.22%)
Lafarge SA
6.15%, 7/15/2011                                  240,000            245,153
                                                                -------------

Cable TV (0.49%)
Comcast Corp
5.45%, 11/15/2010                                 145,000            145,578
COX Communications Inc
4.63%, 1/15/2010                                  250,000            243,177
7.13%, 10/ 1/2012                                 150,000            159,859
                                                                -------------
                                                                     548,614
                                                                -------------
Casino Hotels (0.23%)
Caesars Entertainment Inc
9.38%, 2/15/2007                                  150,000            151,500
MGM Mirage
9.75%, 6/ 1/2007                                  100,000            102,375
                                                                -------------
                                                                     253,875
                                                                -------------
Cellular Telecommunications (0.67%)
America Movil SA de CV
6.11%, 4/27/2007 (b)                              200,000            200,000
Cingular Wireless LLC
5.63%, 12/15/2006                                  70,000             70,002
Rogers Wireless Inc
7.25%, 12/15/2012                                 100,000            104,625
Verizon Wireless Capital LLC
5.38%, 12/15/2006                                 145,000            144,948
Vodafone Group PLC
5.73%, 6/15/2011 (b)                              225,000            224,927
                                                                -------------
                                                                     744,502
                                                                -------------
Chemicals - Diversified (0.12%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                   25,000             24,969
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                 100,000            107,250
                                                                -------------
                                                                     132,219
                                                                -------------
Coatings & Paint (0.06%)
Valspar Corp
6.00%, 5/ 1/2007                                   70,000             70,176
                                                                -------------

Commercial Banks (0.47%)
Glitnir Banki HF
5.67%, 10/15/2008 (a)(b)                          100,000             99,463
HSBC America Capital Trust I
7.81%, 12/15/2026 (a)                             175,000            182,459
VTB Capital SA for Vneshtorgbank
6.14%, 9/21/2007 (a)(b)                           100,000            100,301
Wachovia Bank NA/Charlotte NC
7.88%, 2/15/2010                                  125,000            135,220
                                                                -------------
                                                                     517,443
                                                                -------------
Commercial Services (0.17%)
Aramark Services Inc
5.00%, 6/ 1/2012                                   95,000             77,739
Brickman Group Ltd/The
11.75%, 12/15/2009                                100,000            106,750
                                                                -------------
                                                                     184,489
                                                                -------------

Commercial Services - Finance (0.01%)
Equifax Inc
4.95%, 11/ 1/2007                                  15,000             14,882
                                                                -------------

Computer Services (0.06%)
Sungard Data Systems Inc
3.75%, 1/15/2009 (d)                               75,000             70,125
                                                                -------------

Computers - Memory Devices (0.23%)
Seagate Technology HDD Holdings
8.00%, 5/15/2009                                  150,000            156,000
6.38%, 10/ 1/2011 (d)                             100,000             99,500
                                                                -------------
                                                                     255,500
                                                                -------------
Consumer Products - Miscellaneous (0.20%)
Fortune Brands Inc
5.13%, 1/15/2011                                  225,000            220,962
                                                                -------------

Containers - Metal & Glass (0.08%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                   88,000             90,420
                                                                -------------

Credit Card Asset Backed Securities (1.49%)
Bank One Issuance Trust
5.70%, 12/15/2010 (b)(c)                          150,000            150,608
Capital One Multi-Asset Execution Trust
5.55%, 12/15/2009 (b)                             150,000            149,995
Chase Credit Card Master Trust
5.53%, 5/15/2009 (b)                              150,000            150,000
5.66%, 1/17/2011 (b)                              225,000            226,016
Citibank Credit Card Issuance Trust
5.72%, 6/25/2009 (b)                              100,000            100,128
6.53%, 12/15/2009 (b)(c)                          425,000            429,288
Citibank Credit Card Master Trust I
5.88%, 3/10/2011                                  200,000            203,828
Discover Card Master Trust I
5.15%, 10/15/2009                                 150,000            149,923
5.51%, 4/16/2010 (b)                              100,000            100,034
                                                                -------------
                                                                   1,659,820

                                                                -------------
Data Processing & Management (0.32%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                  200,000            201,324
Fidelity National Information Services
4.75%, 9/15/2008                                  155,000            149,409
                                                                -------------
                                                                     350,733
                                                                -------------
Diversified Financial Services (0.35%)
Citicorp Capital II
8.02%, 2/15/2027                                  225,000            235,270
Citigroup Capital II
7.75%, 12/ 1/2036                                 150,000            155,368
                                                                -------------
                                                                     390,638
                                                                -------------
Diversified Manufacturing Operations (0.09%)
Tyco International Group SA
6.13%, 1/15/2009                                  100,000            101,753
                                                                -------------


Electric - Generation (0.07%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                 72,500             78,300
                                                                -------------

Electric - Integrated (3.49%)
Alabama Power Co
2.80%, 12/ 1/2006                                  10,000              9,960
5.59%, 8/25/2009 (b)                              110,000            110,352
Arizona Public Service Co
6.38%, 10/15/2011                                 175,000            180,107
Commonwealth Edison Co
7.63%, 1/15/2007                                  125,000            125,678
Constellation Energy Group Inc
6.13%, 9/ 1/2009                                  325,000            332,322
Dominion Resources Inc/VA
5.66%, 9/28/2007 (b)                              145,000            145,039
5.69%, 5/15/2008                                  125,000            125,511
DTE Energy Co
5.63%, 8/16/2007                                  250,000            250,227
6.65%, 4/15/2009 (d)                              175,000            180,118
Enersis SA/Cayman Island
6.90%, 12/ 1/2006                                 150,000            150,174
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                   75,000             72,707
6.14%, 12/ 8/2008 (a)(b)                           90,000             90,159
Entergy Louisiana LLC
5.83%, 11/ 1/2010                                 150,000            150,279
Exelon Corp
4.45%, 6/15/2010                                  175,000            169,602
FPL Group Capital Inc
4.09%, 2/16/2007                                   50,000             49,759
Georgia Power Co
5.61%, 2/17/2009 (b)                               40,000             40,126
Monongahela Power Co
5.00%, 10/ 1/2006                                 250,000            250,000
Nisource Finance Corp
3.20%, 11/ 1/2006                                  45,000             44,918
Northeast Utilities
3.30%, 6/ 1/2008                                  100,000             96,524
Pepco Holdings Inc
5.50%, 8/15/2007                                   25,000             24,994
PSEG Power LLC
3.75%, 4/ 1/2009                                  300,000            289,027
Public Service Co of Colorado
4.38%, 10/ 1/2008                                  70,000             68,857
Scottish Power PLC
4.91%, 3/15/2010                                  150,000            147,532
Tampa Electric Co
5.38%, 8/15/2007                                  150,000            149,872
TECO Energy Inc
6.13%, 5/ 1/2007                                  100,000            100,000
Texas-New Mexico Power Co
6.13%, 6/ 1/2008                                  100,000            100,916
TXU Electric Delivery Co
5.00%, 9/ 1/2007                                  170,000            169,294
TXU Energy Co LLC
6.13%, 3/15/2008 (d)                              100,000            100,828
Virginia Electric & Power Co
5.38%, 2/ 1/2007                                  100,000             99,921

Electric - Integrated
Wisconsin Electric Power
3.50%, 12/ 1/2007                                  55,000             53,918
                                                                -------------
                                                                   3,878,721
                                                                -------------
Electronic Components -
Miscellaneous (0.09%)
Solectron Corp
7.97%, 11/15/2006                                 100,000            100,250
                                                                -------------

Electronic Components -
Semiconductors (0.12%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                  135,000            134,410
                                                                -------------

Electronic Connectors (0.11%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                  125,000            127,009
                                                                -------------

Engines - Internal Combustion (0.12%)
Cummins Inc
9.50%, 12/ 1/2010 (d)                             125,000            131,532
                                                                -------------

Finance - Auto Loans (0.26%)
Ford Motor Credit Co
9.88%, 8/10/2011                                  100,000            103,481
GMAC LLC
6.41%, 1/16/2007 (b)                              100,000             99,920
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (a)                               90,000             87,618
                                                                -------------
                                                                     291,019
                                                                -------------
Finance - Commercial (0.36%)
CIT Group Inc
5.56%, 8/15/2008 (b)                              100,000            100,187
5.80%, 7/28/2011                                  100,000            101,763
Textron Financial Corp
5.84%, 10/ 6/2006 (b)                             100,000            100,004
6.86%, 11/15/2007 (b)                             100,000            101,593
                                                                -------------
                                                                     403,547
                                                                -------------
Finance - Consumer Loans (1.08%)
American General Finance Corp
4.88%, 5/15/2010 (d)                              125,000            123,105
5.63%, 8/17/2011                                  200,000            202,210
HSBC Finance Corp
5.70%, 11/16/2009 (b)(c)                          300,000            301,598
4.75%, 4/15/2010 (d)                               75,000             74,002
5.74%, 9/14/2012 (b)                              150,000            150,996
SLM Corp
5.69%, 1/26/2009 (b)                              125,000            125,431
5.52%, 3/ 2/2009 (b)                               75,000             72,502
5.66%, 7/26/2010 (b)                              150,000            149,994
                                                                -------------
                                                                   1,199,838
                                                                -------------
Finance - Credit Card (0.37%)
Capital One Bank
5.75%, 9/15/2010                                  250,000            253,657
Capital One Financial Corp
5.70%, 9/15/2011                                  160,000            161,127
                                                                -------------
                                                                     414,784
                                                                -------------

Finance - Investment Banker & Broker (1.82%)
Bear Stearns Cos Inc/The
5.78%, 1/30/2009 (b)                              200,000            201,167
5.50%, 8/15/2011 (d)                              150,000            151,101
Credit Suisse USA Inc
5.51%, 6/ 2/2008 (b)                              175,000            175,285
Goldman Sachs Group Inc
5.84%, 7/23/2009 (b)                              150,000            150,987
5.59%, 3/ 2/2010 (b)                               75,000             75,134
6.88%, 1/15/2011 (d)                              125,000            132,484
Lehman Brothers Holdings Inc
5.70%, 11/10/2009 (b)                             100,000            100,416
4.25%, 1/27/2010                                  110,000            106,806
Merrill Lynch & Co Inc
5.73%, 2/ 6/2009 (b)                              180,000            180,861
5.48%, 3/ 2/2009 (b)                               40,000             38,854
5.70%, 2/ 5/2010 (b)                               50,000             50,185
Morgan Stanley
4.00%, 1/15/2010 (d)                              225,000            217,133
5.79%, 1/15/2010 (b)                              165,000            165,832
5.63%, 1/ 9/2012                                  275,000            278,563
                                                                -------------
                                                                   2,024,808
                                                                -------------
Finance - Leasing Company (0.29%)
Case Credit Corp
6.75%, 10/21/2007                                 100,000            100,250
International Lease Finance Corp
5.91%, 1/15/2010 (b)                              225,000            226,622
                                                                -------------
                                                                     326,872
                                                                -------------
Finance - Mortgage Loan/Banker (2.08%)
Countrywide Financial Corp
5.73%, 5/ 5/2008 (b)                              150,000            150,335
5.66%, 12/19/2008 (b)                             105,000            105,253
Fannie Mae
5.63%, 2/25/2032 (b)(c)                           252,582            253,262
Fannie Mae Whole Loan
5.53%, 5/25/2035 (b)                              154,295            154,850
Freddie Mac
5.13%, 12/15/2013                                 398,234            393,981
5.50%, 1/15/2017                                  267,577            267,583
4.00%, 1/15/2022                                  200,000            198,109
5.78%, 6/15/2023 (b)                              101,308            102,250
5.63%, 10/15/2034 (b)                              92,691             92,750
Residential Capital Corp
6.87%, 6/29/2007 (b)(d)                           190,000            191,038
6.00%, 2/22/2011                                  300,000            299,634
6.50%, 4/17/2013                                  105,000            106,632
                                                                -------------
                                                                   2,315,677
                                                                -------------
Finance - Other Services (0.07%)
Athena Neurosciences Finance LLC
7.25%, 2/21/2008                                   75,000             74,719
                                                                -------------

Food - Miscellaneous/Diversified (0.35%)
ConAgra Foods Inc
7.88%, 9/15/2010                                  179,000            194,680
Kraft Foods Inc
4.63%, 11/ 1/2006                                 195,000            194,861
                                                                -------------
                                                                     389,541
                                                                -------------

Food - Retail (0.55%)
Delhaize America Inc
8.13%, 4/15/2011                                   50,000             53,664
Kroger Co/The
7.65%, 4/15/2007                                  150,000            151,656
6.38%, 3/ 1/2008                                  225,000            227,318
Safeway Inc
6.50%, 11/15/2008                                 100,000            102,206
5.72%, 3/27/2009 (b)                               75,000             75,086
                                                                -------------
                                                                     609,930
                                                                -------------
Gas - Distribution (0.40%)
Sempra Energy
4.75%, 5/15/2009                                  175,000            172,724
Southern California Gas Co
5.57%, 12/ 1/2009 (b)                             125,000            125,236
Southern Union Co
6.15%, 8/16/2008                                  150,000            151,038
                                                                -------------
                                                                     448,998
                                                                -------------
Home Equity - Other (9.43%)
AAA Trust
5.60%, 2/27/2035 (a)(b)                            73,975             74,109
ACE Securities Corp
5.54%, 5/25/2035 (b)                              160,000            160,216
5.54%, 8/25/2035 (b)(c)                           400,000            400,150
5.53%, 10/25/2035 (b)(c)                          300,000            300,117
Asset Backed Funding Certificates
5.59%, 2/25/2035 (b)                               36,406             36,422
Bear Stearns Asset Backed Securities Inc
5.93%, 3/25/2034 (b)                              100,000            100,000
5.57%, 2/25/2035 (b)                              100,596            100,646
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (b)                            1,300,000          1,315,960
5.68%, 6/25/2035 (e)                            1,000,000            999,030
Encore Credit Receivables Trust
5.53%, 2/25/2035 (b)                              101,444            101,487
First NLC Trust
5.56%, 5/25/2035 (b)                              147,129            147,196
5.66%, 5/25/2035 (b)                              132,416            132,416
First-Citizens Home Equity Loan LLC
5.54%, 9/15/2022 (a)(b)                           107,817            107,602
GMAC Mortgage Corp Loan Trust
4.62%, 6/25/2035 (b)                              500,000            494,397
GSAA Trust
6.04%, 7/25/2036                                  400,000            403,308
IXIS Real Estate Capital Trust
5.57%, 12/25/2035 (b)(c)                          175,000            175,163
JP Morgan Mortgage Acquisition Corp
5.59%, 7/25/2035 (b)                              500,000            502,010
Mastr Asset Backed Securities Trust
5.83%, 3/25/2035 (b)                              200,000            200,778
Merrill Lynch Mortgage Investors Inc
5.53%, 2/25/2036 (b)                              136,606            136,675
Morgan Stanley ABS Capital I
5.62%, 11/25/2034 (b)                              38,189             38,200
5.58%, 9/25/2035 (b)(c)                           400,000            400,744
New Century Home Equity Loan Trust
5.61%, 2/25/2035 (b)                               80,465             80,540
5.62%, 3/25/2035 (b)                               76,603             76,695
5.60%, 7/25/2035 (b)(c)                           650,000            651,379

Home Equity - Other
Nomura Home Equity Loan Inc
5.55%, 5/25/2035 (b)                              125,000            125,142
Option One Mortgage Loan Trust
5.55%, 5/25/2035 (b)                              200,000            200,252
Renaissance Home Equity Loan Trust
5.76%, 8/25/2036 (b)                            1,000,000          1,001,341
Residential Asset Securities Corp
4.47%, 3/25/2032                                  594,385            583,187
7.13%, 4/25/2032 (b)                                4,767              4,774
5.59%, 12/25/2033 (b)                              12,201             12,205
6.48%, 3/25/2035 (b)                               50,000             50,273
5.53%, 5/25/2035 (b)                              162,883            162,985
5.60%, 7/25/2035 (b)(c)                           500,000            501,653
Structured Asset Securities Corp
5.55%, 3/25/2035 (b)                              113,607            113,630
Waverly Community School
5.77%, 5/25/2036 (b)(e)                           600,000            600,000
                                                                -------------
                                                                  10,490,682
                                                                -------------
Home Equity - Sequential (0.40%)
New Century Home Equity Loan Trust
3.56%, 11/25/2033                                  50,159             49,898
4.76%, 11/25/2033                                 400,000            396,163
                                                                -------------
                                                                     446,061
                                                                -------------
Hotels & Motels (0.09%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007                                  100,000            100,625
                                                                -------------

Industrial Automation & Robots (0.09%)
Intermec Inc
7.00%, 3/15/2008                                  100,000            100,500
                                                                -------------

Insurance Brokers (0.18%)
AON Corp
6.95%, 1/15/2007 (b)                               30,000             30,099
Marsh & McLennan Cos Inc
5.64%, 7/13/2007 (b)                              125,000            124,972
3.63%, 2/15/2008                                   50,000             48,718
                                                                -------------
                                                                     203,789
                                                                -------------
Investment Management & Advisory
Services (0.19%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                 175,000            175,603
Janus Capital Group Inc
5.88%, 9/15/2011                                   35,000             35,215
                                                                -------------
                                                                     210,818
                                                                -------------
Life & Health Insurance (1.14%)
AmerUs Group Co
6.58%, 5/16/2011                                  250,000            259,857
Cigna Corp
8.25%, 1/ 1/2007                                   80,000             80,486
Lincoln National Corp
5.25%, 6/15/2007                                   20,000             19,936
Pacific Life Global Funding
5.62%, 6/22/2011 (a)(b)                           225,000            225,242
Phoenix Cos Inc/The
6.68%, 2/16/2008                                  340,000            342,057
Prudential Financial Inc
5.54%, 6/13/2008 (b)                              100,000            100,234
Life & Health Insurance
Sun Life Financial Global Funding LP
5.74%, 7/ 6/2010 (a)(b)                           125,000            125,250
Torchmark Corp
6.25%, 12/15/2006                                  35,000             35,012
UnumProvident Corp
6.00%, 5/15/2008                                   75,000             75,361
                                                                -------------
                                                                   1,263,435
                                                                -------------
Medical - Hospitals (0.16%)
HCA Inc
8.85%, 1/ 1/2007                                  100,000            100,546
5.25%, 11/ 6/2008                                  75,000             74,063
                                                                -------------
                                                                     174,609
                                                                -------------
Medical - Nursing Homes (0.05%)
Extendicare Health Services Inc
9.50%, 7/ 1/2010                                   50,000             52,437
                                                                -------------

Medical - Wholesale Drug
Distribution (0.14%)
Cardinal Health Inc
5.64%, 10/ 2/2009 (a)(b)(f)                       150,000            149,963
                                                                -------------

Medical Laboratory & Testing Service (0.16%)
Quest Diagnostics Inc
5.13%, 11/ 1/2010                                 175,000            173,253
                                                                -------------

Medical Products (0.07%)
Mallinckrodt Inc
6.50%, 11/15/2007                                  75,000             75,615
                                                                -------------

Metal - Diversified (0.19%)
Falconbridge Ltd
7.25%, 7/15/2012                                  200,000            214,563
                                                                -------------

Money Center Banks (0.26%)
Chase Capital I
7.67%, 12/ 1/2026                                 275,000            286,188
                                                                -------------

Mortgage Backed Securities (40.68%)
ACT Depositor Corp
5.63%, 9/22/2041 (a)(b)(c)                        399,947            398,951
Adjustable Rate Mortgage Trust
5.90%, 2/25/2035 (b)                               54,849             55,316
5.59%, 8/25/2036 (b)(c)(e)                        482,911            483,056
Banc of America Commercial Mortgage Inc
7.11%, 11/15/2031                                 119,547            121,145
5.09%, 7/10/2043                                  750,000            743,151
0.34%, 9/10/2045                               43,565,457            453,952
0.23%, 10/10/2045                              53,796,339            268,121
0.61%, 7/10/2046 (b)                           41,054,688            960,064
Banc of America Large Loan
5.62%, 2/ 9/2021 (a)(b)                           100,000            100,312
Banc of America Mortgage Securities
4.78%, 5/25/2035 (b)                              300,000            295,603
Bank of America Alternative Loan Trust
5.73%, 6/25/2036 (b)                              664,037            663,019
Bear Stearns Adjustable Rate Mortgage Trust
5.09%, 9/25/2034 (b)                              388,497            387,399

Mortgage Backed Securities
Bear Stearns Alt-A Trust
5.61%, 7/25/2035 (b)                               47,638             47,671
6.25%, 6/25/2036 (e)                              500,000            503,281
6.34%, 7/25/2036 (b)(e)                         1,093,707          1,113,360
Bear Stearns Commercial Mortgage
Securities Inc
5.65%, 6/15/2017 (a)(b)                           150,000            150,047
3.97%, 11/11/2035                                 389,063            379,877
0.71%, 5/11/2039 (a)(b)                         2,181,120             43,926
0.41%, 2/11/2041 (b)                            7,583,143             89,299
4.13%, 11/11/2041                                 850,000            828,221
Bella Vista Mortgage Trust
5.58%, 5/20/2045 (b)                              111,802            112,143
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032                                 500,000            533,347
Chase Manhattan Bank-First Union National
7.13%, 8/15/2031                                   71,414             71,821
Citigroup Mortgage Loan Trust Inc
5.57%, 8/25/2035 (b)(c)                           400,000            401,097
Commercial Mortgage Pass Through
Certificates
1.72%, 6/10/2010 (a)(b)                         2,298,040            100,358
3.25%, 6/10/2038                                   83,064             78,642
Countrywide Alternative Loan Trust
6.38%, 2/25/2035 (b)                              210,000            211,224
5.74%, 7/20/2035 (b)(c)(e)                        112,177            112,649
5.75%, 12/25/2035 (b)(c)                          594,882            597,807
6.00%, 5/25/2036 (b)                            1,295,440          1,292,969
5.50%, 6/25/2036 (b)(c)                           400,000            399,999
5.61%, 6/25/2036 (b)(c)(e)                        950,934            951,184
5.60%, 5/20/2046 (b)(c)                           937,738            941,402
Countrywide Asset-Backed Certificates
5.61%, 11/25/2035 (b)                              99,016             99,066
5.60%, 1/25/2036 (b)(c)                           450,000            450,789
Countrywide Home Loan Mortgage Pass
Through Certificates
4.50%, 1/25/2033                                   12,525             12,413
5.50%, 7/25/2033 (b)                              920,290            919,442
4.49%, 12/25/2033                                 500,000            489,405
4.49%, 6/20/2035 (b)(c)                           250,000            247,031
5.96%, 9/20/2036 (b)(e)                           975,323            982,157
Credit Suisse Mortgage Capital Certificates
0.59%, 9/15/2039 (a)                           35,838,000          1,156,707
CS First Boston Mortgage Securities Corp
6.25%, 12/16/2035                                 100,000            100,742
6.38%, 12/16/2035                                 500,000            520,388
1.58%, 3/15/2036 (a)(b)                         3,252,789             95,492
0.64%, 5/15/2036 (a)(b)                         4,391,574             60,902
0.80%, 7/15/2036 (a)(b)                         4,441,259            101,012
0.52%, 11/15/2036 (a)(b)                        8,023,187            337,576
1.94%, 5/15/2038 (a)                            2,037,920             93,455
0.43%, 8/15/2038 (a)                           36,798,290            484,302
First Union-Lehman Brothers-Bank of America
6.56%, 11/18/2035                                  82,540             83,672
GE Capital Commercial Mortgage Corp
6.32%, 1/15/2033                                    3,778              3,777
GMAC Commercial Mortgage Securities Inc
6.95%, 9/15/2033                                   99,608            103,340
1.02%, 3/10/2038 (a)(b)                         1,370,125             38,506
0.61%, 8/10/2038 (a)(b)                        21,144,692            341,000
4.32%, 10/15/2038                                  15,021             14,942

Mortgage Backed Securities
Greenpoint Mortgage Funding Trust
5.60%, 6/25/2045 (b)                               96,356             96,377
5.63%, 6/25/2045 (b)                               92,166             92,456
5.64%, 10/25/2045 (b)(c)                          173,507            174,251
Greenwich Capital Commercial Funding Corp
0.50%, 6/10/2036 (a)(b)                        21,894,407            254,325
0.28%, 4/10/2037 (a)                           68,010,000            415,881
0.97%, 8/10/2042 (a)(b)                         5,254,007            149,025
GSR Mortgage Loan Trust
4.76%, 7/25/2035 (b)                              285,981            281,803
Impac CMB Trust
6.06%, 10/25/2033 (b)                              48,817             48,845
6.27%, 10/25/2033 (b)                              55,838             55,867
6.88%, 10/25/2034 (b)                              89,592             90,573
5.64%, 4/25/2035 (b)                               90,831             90,891
5.76%, 4/25/2035 (b)                               71,236             71,341
5.63%, 8/25/2035 (b)                               28,512             28,529
5.84%, 8/25/2035 (b)                               83,194             83,381
5.87%, 8/25/2035 (b)                               92,437             92,671
Impac Secured Assets CMN Owner Trust
5.60%, 12/25/2031 (b)(c)                          500,000            500,526
3.71%, 3/25/2034                                    7,283              7,257
Indymac Index Mortgage Loan Trust
5.63%, 4/25/2034 (b)                              159,662            160,023
5.56%, 4/25/2035 (b)                               85,687             86,008
5.66%, 4/25/2035 (b)                               66,842             67,144
5.63%, 8/25/2035 (b)(c)                           189,718            190,521
JP Morgan Chase Commercial Mortgage
Securities
0.76%, 10/12/2035 (a)(b)                        5,787,317            213,043
6.04%, 11/15/2035                                 518,014            526,690
0.56%, 10/12/2037 (a)(b)                        3,271,553            139,486
3.48%, 6/12/2041                                  332,829            323,531
JP Morgan Commercial Mortgage Finance Corp
7.16%, 9/15/2029                                   50,000             50,268
6.66%, 10/15/2035                                 350,000            359,143
JP Morgan Mortgage Trust
3.81%, 5/25/2034                                  315,634            308,200
5.12%, 6/25/2035 (b)                              196,284            195,026
4.98%, 8/25/2035 (b)                              500,000            491,790
5.85%, 6/25/2036 (b)                            1,024,223          1,024,730
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020                                   54,509             55,496
5.97%, 3/15/2026                                  218,521            219,135
4.90%, 6/15/2026                                  200,000            199,103
5.39%, 6/15/2026                                  200,000            201,667
2.60%, 5/15/2027                                   62,878             60,951
3.09%, 5/15/2027                                  700,000            677,687
4.19%, 8/15/2029 (c)                              600,000            585,832
3.63%, 10/15/2029                                 437,410            427,092
0.75%, 7/15/2035 (a)(b)                         2,683,878             88,313
0.58%, 10/15/2035 (a)(b)                        5,401,387            231,422
1.32%, 3/15/2036 (a)(b)                         1,564,715             52,213
0.87%, 8/15/2036 (a)(b)                         1,175,122             26,924
MASTR Asset Securitization Trust
5.25%, 9/25/2033 (b)                              265,338            263,322
Merrill Lynch Mortgage Trust
0.37%, 11/12/2035 (a)(b)                       15,094,674            110,297
0.30%, 7/12/2038                               53,771,836            475,666
0.46%, 9/12/2042 (b)                           21,814,450            266,464
Mortgage Backed Securities
Merrill Lynch/Countrywide Commercial
Mortgage
0.68%, 7/12/2046 (a)                           26,100,000          1,023,120
Morgan Stanley Capital I
5.55%, 5/24/2043 (a)(b)(c)(e)                     300,000            300,000
5.71%, 8/25/2046 (b)(c)(e)                        375,000            375,000
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                  179,919            185,004
3.48%, 9/15/2037                                    2,181              2,175
Nationslink Funding Corp
7.23%, 6/20/2031                                  820,422            841,241
New Century Alternative Mortgage Loan Trust
5.91%, 7/25/2036 (b)(e)                           625,000            628,400
Prudential Securities Secured Financing
6.48%, 11/ 1/2031                                 271,324            276,704
Specialty Underwriting & Residential Finance
5.84%, 2/25/2035 (b)                               25,000             25,135
5.56%, 12/25/2035 (b)(c)                          300,000            300,192
5.56%, 3/25/2036 (b)                              150,000            150,254
Structured Adjustable Rate Mortgage Loan
Trust
4.69%, 7/25/2034 (b)                              500,000            489,755
6.03%, 8/25/2034 (b)                              223,762            224,910
5.58%, 3/25/2035 (b)                               89,845             89,855
Structured Asset Mortgage Investments Inc
5.63%, 5/25/2045 (b)                               69,112             69,362
5.64%, 9/25/2045 (b)                              113,195            113,626
Structured Asset Securities Corp
4.50%, 2/25/2033                                  492,082            482,241
5.50%, 6/25/2036 (b)                              700,000            701,819
Thornburg Mortgage Securities Trust
5.59%, 10/25/2035 (b)(c)                          250,520            250,821
Wachovia Bank Commercial Mortgage Trust
0.40%, 1/15/2041 (a)(b)                         6,176,459             49,103
0.52%, 4/15/2042 (a)(b)                        36,142,630            563,789
WAMU Alternative Mortgage Pass-Through
Certificates
5.61%, 6/25/2046 (b)(e)                           663,844            663,403
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (a)                              441,067            426,189
Washington Mutual Inc
3.97%, 3/25/2033                                  242,710            237,430
4.48%, 3/25/2033 (b)                              324,540            322,124
3.93%, 4/25/2033                                  389,130            382,542
3.18%, 9/25/2033                                   57,562             57,170
3.99%, 10/25/2033                                 430,000            419,236
4.06%, 10/25/2033 (b)                             550,000            538,221
3.80%, 6/25/2034 (b)                              485,000            467,324
4.84%, 9/25/2035 (b)                              344,932            340,341
6.10%, 9/25/2036 (e)                              750,000            752,227
5.79%, 7/25/2044 (b)                               75,700             76,269
5.73%, 1/25/2045 (b)(c)                           800,000            805,929
5.60%, 4/25/2045 (b)                              136,079            136,463
5.62%, 7/25/2045 (b)                              107,718            108,092
5.58%, 11/25/2045 (b)(c)                          292,244            293,884
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (b)                              860,320            847,082
                                                                -------------
                                                                  45,254,147
                                                                -------------
Multi-Line Insurance (0.51%)
ACE Ltd
6.00%, 4/ 1/2007                                  100,000            100,219

Multi-Line Insurance
CNA Financial Corp
6.75%, 11/15/2006                                  75,000             75,096
6.60%, 12/15/2008                                 150,000            153,393
6.00%, 8/15/2011                                  100,000            101,401
Hartford Financial Services Group Inc
4.70%, 9/ 1/2007                                   70,000             69,537
5.25%, 10/15/2011 (f)                              65,000             64,941
                                                                -------------
                                                                     564,587
                                                                -------------
Multimedia (0.68%)
EW Scripps Co
4.30%, 6/30/2010                                   90,000             86,608
News America Inc
4.75%, 3/15/2010                                  225,000            221,499
Thomson Corp/The
5.75%, 2/ 1/2008                                   70,000             70,226
Time Warner Entertainment Co LP
7.25%, 9/ 1/2008                                  125,000            129,088
Time Warner Inc
6.15%, 5/ 1/2007                                  150,000            150,588
Viacom Inc
5.74%, 6/16/2009 (a)(b)                           100,000            100,063
                                                                -------------
                                                                     758,072
                                                                -------------
Mutual Insurance (0.12%)
Health Care Service Corp
7.75%, 6/15/2011 (a)                              125,000            136,759
                                                                -------------

Office Automation & Equipment (0.18%)
Xerox Corp
6.16%, 12/18/2009 (b)                             200,000            200,500
                                                                -------------

Office Furnishings - Original (0.11%)
Steelcase Inc
6.50%, 8/15/2011                                  120,000            121,979
                                                                -------------

Oil - Field Services (0.11%)
Hanover Equipment Trust
8.50%, 9/ 1/2008 (b)                              125,000            126,563
                                                                -------------

Oil Company - Exploration &
Production (0.83%)
Anadarko Petroleum Corp
5.79%, 9/15/2009 (b)                              150,000            150,183
Hilcorp Energy I LP/Hilcorp Finance Co
10.50%, 9/ 1/2010 (a)                             100,000            107,625
Newfield Exploration Co
7.45%, 10/15/2007                                 100,000            101,125
Pemex Project Funding Master Trust
6.13%, 8/15/2008                                  100,000            100,600
8.00%, 11/15/2011 (d)                             125,000            137,250
Vintage Petroleum Inc
8.25%, 5/ 1/2012                                  100,000            105,564
XTO Energy Inc
7.50%, 4/15/2012                                  200,000            218,062
                                                                -------------
                                                                     920,409
                                                                -------------
Oil Company - Integrated (0.34%)
Occidental Petroleum Corp
4.00%, 11/30/2007                                  35,000             34,522

Oil Company - Integrated
Phillips 66 Capital Trust II
8.00%, 1/15/2037                                  325,000            339,445
                                                                -------------
                                                                     373,967
                                                                -------------
Oil Field Machinery & Equipment (0.05%)
Cameron International Corp
2.65%, 4/15/2007                                   55,000             54,173
                                                                -------------

Oil Refining & Marketing (0.31%)
Premcor Refining Group Inc/The
9.25%, 2/ 1/2010                                  225,000            238,012
Valero Energy Corp
6.88%, 4/15/2012                                  100,000            106,461
                                                                -------------
                                                                     344,473
                                                                -------------
Optical Supplies (0.09%)
Bausch & Lomb Inc
6.95%, 11/15/2007                                 100,000            100,390
                                                                -------------

Paper & Related Products (0.09%)
Bowater Inc
8.39%, 3/15/2010 (b)(d)                           100,000            101,375
                                                                -------------

Pharmacy Services (0.11%)
Caremark Rx Inc
7.38%, 10/ 1/2006                                 125,000            125,000
                                                                -------------

Pipelines (0.90%)
Duke Capital LLC
4.33%, 11/16/2006                                 150,000            149,761
Enbridge Energy Partners LP
4.00%, 1/15/2009                                  125,000            121,027
Kinder Morgan Inc
6.50%, 9/ 1/2012                                  150,000            150,123
Northwest Pipeline Corp
8.13%, 3/ 1/2010                                  150,000            156,000
ONEOK Partners LP
5.90%, 4/ 1/2012                                  130,000            131,034
Southern Natural Gas Co
8.88%, 3/15/2010                                  100,000            104,866
TEPPCO Partners LP
7.63%, 2/15/2012                                  175,000            187,509
                                                                -------------
                                                                   1,000,320
                                                                -------------
Power Converter & Supply Equipment (0.02%)
Cooper Industries Inc
5.25%, 7/ 1/2007                                   20,000             19,911
                                                                -------------

Property & Casualty Insurance (0.41%)
Markel Corp
7.00%, 5/15/2008                                  150,000            153,030
WR Berkley Corp
9.88%, 5/15/2008                                  281,000            301,214
                                                                -------------
                                                                     454,244
                                                                -------------
Property Trust (0.31%)
Westfield Capital Corp Ltd
5.77%, 11/ 2/2007 (a)(b)                          100,000            100,263

Property Trust
Westfield Group
5.40%, 10/ 1/2012 (a)                             250,000            249,528
                                                                -------------
                                                                     349,791

                                                                -------------
Real Estate Magagement & Services (0.32%)
EOP Operating LP
6.11%, 10/ 1/2010 (b)                             250,000            252,302
Southern Investment UK Plc
6.80%, 12/ 1/2006                                 100,000            100,156
                                                                -------------
                                                                     352,458
                                                                -------------
Real Estate Operator & Developer (0.11%)
Duke Realty LP
3.35%, 1/15/2008                                   25,000             24,383
5.63%, 8/15/2011                                  100,000            100,664
                                                                -------------
                                                                     125,047
                                                                -------------
Regional Banks (0.92%)
First Union Institutional Capital I
8.04%, 12/ 1/2026                                 250,000            260,733
Fleet Capital Trust II
7.92%, 12/11/2026                                 275,000            286,823
NB Capital Trust
7.83%, 12/15/2026                                 175,000            182,428
Wachovia Corp
5.55%, 3/ 1/2012 (b)                              100,000            100,063
Wells Fargo & Co
4.00%, 9/10/2012 (b)                              200,000            196,967
                                                                -------------
                                                                   1,027,014
                                                                -------------
REITS - Apartments (0.10%)
Camden Property Trust
4.38%, 1/15/2010                                   75,000             73,019
United Dominion Realty Trust Inc
4.50%, 3/ 3/2008                                   35,000             34,461
                                                                -------------
                                                                     107,480

                                                                -------------
REITS - Diversified (0.61%)
iStar Financial Inc
6.64%, 3/12/2007 (b)                               75,000             75,365
5.73%, 9/15/2009 (a)(b)                           175,000            174,978
5.65%, 9/15/2011                                  175,000            175,152
Liberty Property LP
7.75%, 4/15/2009                                  235,000            247,154
                                                                -------------
                                                                     672,649
                                                                -------------
REITS - Healthcare (0.20%)
Health Care Property Investors Inc
5.84%, 9/15/2008 (b)                              125,000            124,993
National Health Investors Inc
7.30%, 7/16/2007                                  100,000            100,233
                                                                -------------
                                                                     225,226

                                                                -------------
REITS - Hotels (0.09%)
Host Marriott LP
9.50%, 1/15/2007                                  100,000            100,875
                                                                -------------

REITS - Office Property (0.53%)
Brandywine Operating Partnership Lp/PA
5.96%, 4/ 1/2009 (b)                               75,000             75,085
5.63%, 12/15/2010                                 105,000            105,411
HRPT Properties Trust
5.99%, 3/16/2011 (b)                              175,000            175,255

REITS - Office Property
HRPT Properties Trust (continued)
6.95%, 4/ 1/2012                                  225,000            238,261
                                                                -------------
                                                                     594,012
                                                                -------------
REITS - Regional Malls (0.2 %)
Simon Property Group LP
3.75%, 1/30/2009                                 150,000            144,815
4.60%, 6/15/2010                                  45,000             43,913
5.60%, 9/ 1/2011                                 105,000            105,782
                                                              --------------
                                                                    294,510
                                                              --------------
REITS - Shopping Centers (0.33%)
Developers Diversified Realty Corp
3.88%, 1/30/2009                                 225,000            217,485
Federal Realty Invs Trust
6.00%, 7/15/2012                                 150,000            153,762
                                                              --------------
                                                                    371,247

                                                              --------------
Rental - Auto & Equipment (0.18%)
Erac USA Finance Co
5.40%, 4/30/2009 (a)(c)                          200,000            200,298
                                                              --------------

Retail - Drug Store (0.11%)
CVS Corp
5.75%, 8/15/2011                                 125,000            126,627
                                                              --------------

Retail - Major Department Store (0.24%)
May Department Stores Co/The
3.95%, 7/15/2007                                 130,000            128,258
7.45%, 9/15/2011                                 125,000            133,148
                                                              --------------
                                                                    261,406
                                                              --------------
Retail - Regional Department Store (0.14%)
JC Penney Corp Inc
8.13%, 4/ 1/2027                                 150,000            154,973
                                                              --------------

Retail - Restaurants (0.22%)
Yum! Brands Inc
7.65%, 5/15/2008                                  75,000             77,698
8.88%, 4/15/2011                                 150,000            169,606
                                                              --------------
                                                                    247,304
                                                              --------------
Rubber - Tires (0.11%)
Goodyear Tire & Rubber Co/The
6.63%, 12/ 1/2006                                125,000            125,041
                                                              --------------

Satellite Telecommunications (0.09%)
Intelsat Corp
6.38%, 1/15/2008                                 100,000             99,750
                                                              --------------

Savings & Loans - Thrifts (0.52%)
Amsouth Bank NA/Birmingham AL
2.82%, 11/ 3/2006                                 20,000             19,959
Bank United Corp
8.88%, 5/ 1/2007                                 250,000            254,835
Washington Mutual Inc
5.54%, 3/20/2008 (b)                              50,000             50,084
5.81%, 1/15/2010 (b)                             150,000            150,590
5.69%, 3/22/2012 (b)                             100,000             99,727
                                                              --------------
                                                                    575,195
                                                              --------------

Sovereign (0.10%)
Mexico Government International Bond
8.38%, 1/14/2011                                 100,000            111,600
                                                              --------------

Special Purpose Banks (0.02%)
Korea Development Bank
3.88%, 3/ 2/2009                                  25,000             24,198
                                                              --------------

Special Purpose Entity (0.90%)
BAE Systems Holdings Inc
4.75%, 8/15/2010 (a)                             250,000            243,516
Pricoa Global Funding I
5.57%, 12/22/2006 (a)(b)                         200,000            200,121
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008                                  60,000             56,913
Tyco International Group S.A.
Participation Certification Trust
4.44%, 6/15/2007 (a)                             250,000            248,095
Xlliac Global Funding
5.59%, 6/ 2/2008 (a)(b)(c)                       250,000            250,367
                                                              --------------
                                                                    999,012
                                                              --------------
Supranational Bank (0.28%)
Corp Andina de Fomento
5.84%, 1/26/2007 (b)                             100,000             99,989
5.60%, 3/16/2007 (b)                             100,000            100,025
7.38%, 1/18/2011                                 100,000            106,873
                                                              --------------
                                                                    306,887
                                                              --------------
Telecommunication Services (0.48%)
Bellsouth Telecommunications
5.88%, 1/15/2009                                 100,000            101,302
Insight Midwest LP/Insight Capital Inc
10.50%, 11/ 1/2010                               125,000            129,375
Mastec Inc
7.75%, 2/ 1/2008 (d)                             100,000             99,750
Qwest Corp
5.63%, 11/15/2008                                100,000             99,250
Verizon Global Funding Corp
5.54%, 8/15/2007 (b)                             100,000            100,072
                                                              --------------
                                                                    529,749
                                                              --------------
Telephone - Integrated (1.66%)
AT&T Corp
7.75%, 3/ 1/2007                                 200,000            201,751
AT&T Inc
5.30%, 11/15/2010                                125,000            124,632
Deutsche Telekom International Finance BV
5.57%, 3/23/2009 (b)                             175,000            175,107
Mountain States Telephone & Telegraph Co
6.00%, 8/ 1/2007                                  75,000             74,437
Sprint Capital Corp
7.63%, 1/30/2011                                 250,000            269,178
Telecom Italia Capital SA
4.00%, 11/15/2008                                 65,000             63,052
5.97%, 2/ 1/2011 (b)                             100,000             99,184
6.11%, 7/18/2011 (b)                             120,000            119,065
Telefonica Emisiones SAU
5.69%, 6/19/2009 (b)                             200,000            200,122
Telefonica Europe BV
7.75%, 9/15/2010                                 275,000            296,887

Telephone - Integrated
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                200,000            196,033
Verizon Communications Inc
5.35%, 2/15/2011                                  30,000             30,080
                                                              --------------
                                                                  1,849,528
                                                              --------------
Television (0.42%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                 200,000            206,655
CBS Corp
5.63%, 5/ 1/2007                                 150,000            150,113
Univision Communications Inc
2.88%, 10/15/2006                                115,000            114,887
                                                              --------------
                                                                    471,655

                                                              --------------
Textile - Home Furnishings (0.31%)
Mohawk Industries Inc
6.50%, 4/15/2007                                 345,000            346,637
                                                              --------------

Transport - Services (0.15%)
FedEx Corp
2.65%, 4/ 1/2007                                 100,000             98,649
Ryder System Inc
5.95%, 5/ 2/2011                                  70,000             71,200
                                                              --------------
                                                                    169,849
                                                              --------------
TOTAL BONDS                                                $    102,633,242
                                                              --------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (19.15%)
Federal Home Loan Mortgage Corporation
(FHLMC) (2.23%)
4.50%, 9/ 1/2010                                 104,075            101,910
4.50%, 2/ 1/2011                                  65,599             64,252
4.50%, 4/ 1/2011                                 283,360            277,542
4.50%, 6/ 1/2011                                 143,376            140,965
4.50%, 10/ 1/2011                                198,200            194,130
4.50%, 11/ 1/2011                                232,918            228,135
4.56%, 1/ 1/2035 (b)                             140,234            137,373
5.59%, 6/ 1/2035 (b)                           1,010,462          1,017,676
4.84%, 9/ 1/2035 (b)                             322,538            317,224
                                                              --------------
                                                                  2,479,207
                                                              --------------
Federal National Mortgage Association
(FNMA) (4.03%)
4.00%, 5/ 1/2010                                  47,958             46,375
4.50%, 5/ 1/2010                                  63,566             62,259
4.00%, 6/ 1/2010                                  26,835             25,949
4.50%, 6/ 1/2010                                 142,168            139,251
4.00%, 7/ 1/2010                                  26,912             26,023
4.00%, 8/ 1/2010                                  16,925             16,366
4.00%, 3/ 1/2011                                  64,854             62,417
4.50%, 5/ 1/2011                                  83,516             81,447
4.50%, 7/ 1/2011                                 168,255            164,086
4.50%, 8/ 1/2011                                 322,846            314,846
4.50%, 9/ 1/2011                                  57,648             56,219
4.63%, 12/ 1/2032 (b)                            490,101            491,143
3.59%, 12/ 1/2033 (b)                            289,491            296,346
4.37%, 7/ 1/2034 (b)                             319,743            314,000
4.29%, 8/ 1/2034 (b)                             160,295            157,030
4.42%, 9/ 1/2034 (b)                             264,451            260,222
4.25%, 1/ 1/2035 (b)                             150,307            152,318
4.50%, 1/ 1/2035 (b)                             224,142            220,439
4.87%, 2/ 1/2035 (b)                             199,287            202,964
4.56%, 4/ 1/2035 (b)                             358,685            351,252
Federal National Mortgage Association (FNMA)
5.55%, 6/ 1/2035 (b)                             193,990            198,156
4.70%, 2/ 1/2037 (b)                             843,216            849,998
                                                              --------------
                                                                  4,489,106
                                                              --------------
U.S. Treasury (12.89%)
4.25%, 10/31/2007 (d)                          6,450,000          6,405,405
4.13%, 8/15/2008 (d)                           3,000,000          2,972,109
3.88%, 5/15/2010 (d)                             525,000            512,634
4.50%, 11/15/2010 (d)                            300,000            298,968
4.88%, 2/15/2012 (d)                           1,850,000          1,875,798
4.38%, 8/15/2012 (d)                           1,400,000          1,385,398
4.50%, 2/15/2016 (d)                             900,000            890,965
                                                              --------------
                                                                 14,341,277
                                                              --------------
TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS                                              $21,309,590
                                                              --------------
SHORT TERM INVESTMENTS (1.31%)
Commercial Paper (1.31%)
Investment in Joint Trading Account;
General Electric Capital
5.34%, 10/ 2/2006                              1,457,325          1,457,325
                                                              --------------
TOTAL SHORT TERM INVESTMENTS                               $      1,457,325
                                                              --------------
MONEY MARKET FUNDS (1.21%)
Money Center Banks (1.21%)
BNY Institutional Cash Reserve Fund (c)        1,345,000          1,345,000
                                                              --------------
TOTAL MONEY MARKET FUNDS                                   $      1,345,000
                                                              --------------
Total Investments                                          $    126,745,157
Liabilities in Excess of Other Assets,
  Net - (13.93)%                                                (15,498,154)
                                                              --------------
TOTAL NET ASSETS - 100.00%                                 $    111,247,003
                                                              ==============
                                                              --------------

                                                              ==============

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $11,759,156 or 10.57% of net assets.


(b)  Variable Rate

(c)  Security was purchased with the cash proceeds from securities loans.

(d)  Security or a portion of the security was on loan at the end of the period.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $8,463,747 or 7.61% of net assets.

(f)  Security purchased on a when-issued basis.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $              363,540
Unrealized Depreciation                                    (773,863)

                                                 --------------------
Net Unrealized Appreciation (Depreciation)                 (410,323)
Cost for federal income tax purposes                     127,155,480


                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                      Unrealized
                                                                                    Notional         Appreciation/
Description                                                                          Amount         (Depreciation)
------------------------------------------------------ ------------------------------------------------------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay
monthly a floating rate based on                                                  $       1,500,000    $  8,519
1-month LIBOR with Morgan Stanley.  Expires November 2006.



Portfolio Summary (unaudited)
---------------------------------------------------- --------------------
Sector                                                           Percent
---------------------------------------------------- --------------------
Mortgage Securities                                               47.97%
Asset Backed Securities                                           17.08%
Financial                                                         16.39%
Government                                                        13.27%
Communications                                                     4.50%
Utilities                                                          3.96%
Consumer, Non-cyclical                                             3.14%
Energy                                                             2.53%
Consumer, Cyclical                                                 2.32%
Industrial                                                         1.29%
Technology                                                         0.91%
Basic Materials                                                    0.57%
Liabilities in Excess of Other Assets, Net                     (-13.93%)
                                                     --------------------
TOTAL NET ASSETS                                                 100.00%
                                                     ====================

Other Assets Summary (unaudited)
---------------------------------------------------- --------------------
Asset Type                                                       Percent
---------------------------------------------------- --------------------
Total Return Swaps                                                 0.01%


Schedule of Investments
September 30, 2006 (unaudited)
SmallCap Account
                                                 Shares
                                                  Held                   Value
                                            ----------- ----------- ------------
COMMON STOCKS (97.72%)
Advertising Services (0.34%)
inVentiv Health Inc (a)                         10,094           $      323,311
                                                                    ------------

Aerospace & Defense (0.60%)
Teledyne Technologies Inc (a)                   14,489                  573,764
                                                                    ------------

Aerospace & Defense Equipment (0.46%)
BE Aerospace Inc (a)                            20,670                  435,930
                                                                    ------------

Airlines (0.95%)
Alaska Air Group Inc (a)                         9,470                  360,239
Continental Airlines Inc (a)(b)                 19,250                  544,967
                                                                    ------------
                                                                        905,206
                                                                    ------------
Apparel Manufacturers (1.84%)
Guess ? Inc (a)                                 14,450                  701,259
Oxford Industries Inc                            8,487                  364,177
Phillips-Van Heusen                             16,400                  685,028
                                                                    ------------
                                                                      1,750,464
                                                                    ------------
Applications Software (0.53%)
Nuance Communications Inc (a)(b)                23,390                  191,096
Verint Systems Inc (a)                          10,540                  316,727
                                                                    ------------
                                                                        507,823
                                                                    ------------
Auto/Truck Parts & Equipment -
Original (0.60%)
Tenneco Inc (a)                                 24,236                  566,880
                                                                    ------------

Auto/Truck Parts & Equipment -
Replacement (0.09%)
Aftermarket Technology Corp (a)                  4,550                   80,808
                                                                    ------------

Building - Mobile Home & Manufactured
Housing (0.38%)
Thor Industries Inc                              8,762                  360,732
                                                                    ------------

Building & Construction Products -
Miscellaneous (0.46%)
NCI Building Systems Inc (a)(b)                  7,590                  441,510
                                                                    ------------

Building Products - Cement &
Aggregate (1.12%)
Eagle Materials Inc                             16,330                  549,995
Texas Industries Inc                             9,920                  516,435
                                                                    ------------
                                                                      1,066,430
                                                                    ------------
Building Products - Light Fixtures (0.60%)
Genlyte Group Inc (a)                            8,035                  572,092
                                                                    ------------

Building Products - Wood (0.24%)
Universal Forest Products Inc                    4,655                  228,328
                                                                    ------------

Cable TV (0.39%)
Lodgenet Entertainment Corp (a)                 19,655                  371,086
                                                                    ------------

Cellular Telecommunications (0.26%)
Syniverse Holdings Inc (a)                      16,210                  243,150
                                                                    ------------

Chemicals - Diversified (0.40%)
FMC Corp                                         5,864                  375,706
                                                                    ------------

Chemicals - Specialty (0.45%)
Arch Chemicals Inc                              15,141                  430,761
                                                                    ------------

Circuit Boards (0.42%)
Park Electrochemical Corp                       12,440                  394,099
                                                                    ------------

Collectibles (0.21%)
RC2 Corp (a)(b)                                  6,000                  201,180
                                                                    ------------

Commercial Banks (8.60%)
Alabama National Bancorporation                  7,330                  500,272
Bancfirst Corp                                   2,470                  115,398
Bank of Hawaii Corp                             19,280                  928,525
Banner Corp                                      2,510                  103,010
BOK Financial Corp                               1,010                   53,126
Capital Corp of the West                         3,077                   95,449
Central Pacific Financial Corp                  12,550                  459,079
City Bank/Lynnwood WA                            2,191                  103,043
City Holding Co (b)                              5,626                  224,309
Colonial BancGroup Inc/The                      18,040                  441,980
Columbia Banking System Inc                      2,810                   89,948
Community Bancorp/NV (a)                         3,094                   94,398
Corus Bankshares Inc (b)                        19,056                  426,092
Cullen/Frost Bankers Inc                        10,280                  594,390
East West Bancorp Inc                           21,080                  834,979
First Community Bancorp Inc/CA                  11,270                  630,557
First State Bancorporation/NM                    4,480                  116,346
IBERIABANK Corp                                  1,870                  114,070
Intervest Bancshares Corp (a)(b)                 1,595                   69,478
ITLA Capital Corp                                  936                   50,319
Pinnacle Financial Partners Inc (a)(b)           3,062                  109,620
Placer Sierra Bancshares (b)                     4,040                   89,728
Preferred Bank/Los Angeles CA                    5,118                  306,926
Security Bank Corp/GA                            4,690                  106,041
Southwest Bancorp Inc/Stillwater OK              3,913                  101,034
Sterling Financial Corp/WA                      12,380                  401,483
Trustmark Corp                                   6,010                  188,894
Vineyard National Bancorp -
  Warrants (a)(c)(d)(e)                          1,561                    2,997
Vineyard National Bancorp                       19,866                  515,721
Virginia Commerce Bancorp (a)(b)                 4,295                   95,349
West Coast Bancorp/OR                            3,350                  102,309
Wilshire Bancorp Inc                             5,920                  112,717
                                                                    ------------
                                                                      8,177,587
                                                                    ------------
Commercial Services (0.21%)
Steiner Leisure Ltd (a)                          4,840                  203,522
                                                                    ------------

Commercial Services - Finance (0.67%)
Wright Express Corp (a)                         26,380                  634,703
                                                                    ------------

Computer Aided Design (1.12%)
Ansys Inc (a)                                   13,534                  597,932
Aspen Technology Inc (a)(b)                      9,410                  102,757
Parametric Technology Corp (a)                  21,060                  367,708
                                                                    ------------
                                                                      1,068,397
                                                                    ------------

Computer Graphics (0.73%)
Trident Microsystems Inc (a)                    29,823                  693,683
                                                                    ------------

Computer Services (0.57%)
SI International Inc (a)(b)                      6,340                  202,753
SYKES Enterprises Inc (a)(b)                    16,530                  336,386
                                                                    ------------
                                                                        539,139

                                                                    ------------
Computers - Integrated Systems (0.47%)
Intergraph Corp (a)                             10,406                  446,209
                                                                    ------------

Computers - Memory Devices (0.68%)
Imation Corp                                    10,380                  416,757
Komag Inc (a)(b)                                 7,310                  233,628
                                                                    ------------
                                                                        650,385
                                                                    ------------
Consulting Services (0.95%)
FTI Consulting Inc (a)(b)                       36,190                  906,921
                                                                    ------------

Consumer Products - Miscellaneous (0.85%)
Central Garden and Pet Co (a)                   13,630                  657,784
CNS Inc                                          2,541                   71,732
WD-40 Co                                         2,119                   75,585
                                                                    ------------
                                                                        805,101
                                                                    ------------
Containers - Metal & Glass (0.41%)
Silgan Holdings Inc                             10,350                  388,746
                                                                    ------------

Diagnostic Equipment (0.59%)
Immucor Inc (a)                                 25,050                  561,371
                                                                    ------------

Diagnostic Kits (0.79%)
Dade Behring Holdings Inc                       10,260                  412,042
Meridian Bioscience Inc                         14,490                  340,660
                                                                    ------------
                                                                        752,702
                                                                    ------------
Direct Marketing (0.64%)
Harte-Hanks Inc                                 23,190                  611,056
                                                                    ------------

Distribution & Wholesale (1.89%)
Central European Distribution Corp (a)(b)       16,620                  389,074
Directed Electronics Inc (a)(b)                  7,170                  108,267
United Stationers Inc (a)                       10,407                  484,030
Watsco Inc                                       6,050                  278,360
WESCO International Inc (a)                      9,260                  537,358
                                                                    ------------
                                                                      1,797,089
                                                                    ------------
Diversified Manufacturing Operations (0.41%)
AO Smith Corp                                    9,970                  393,117
                                                                    ------------

Diversified Operations & Commercial
Services (0.36%)
Chemed Corp                                     10,550                  340,343
                                                                    ------------

E-Commerce - Products (0.58%)
Nutri/System Inc (a)(b)                          8,780                  546,906
                                                                    ------------

Educational Software (0.40%)
Blackboard Inc (a)(b)                           14,316                  379,374
                                                                    ------------

Electric - Integrated (1.75%)
Allete Inc                                      17,069                  741,648

Electric - Integrated
OGE Energy Corp                                 13,330                  481,346
PNM Resources Inc                               16,091                  443,629
                                                                    ------------
                                                                      1,666,623
                                                                    ------------
Electronic Components -
Semiconductors (1.48%)
Diodes Inc (a)(b)                                7,980                  344,497
Microsemi Corp (a)                              21,067                  397,113
ON Semiconductor Corp (a)(b)                    86,164                  506,644
Zoran Corp (a)                                   9,700                  155,976
                                                                    ------------
                                                                      1,404,230
                                                                    ------------
Electronic Measurement Instruments (0.68%)
Itron Inc (a)(b)                                 6,860                  382,788
Tektronix Inc                                    8,990                  260,081
                                                                    ------------
                                                                        642,869
                                                                    ------------
Electronic Parts Distribution (0.52%)
Avnet Inc (a)                                   25,320                  496,778
                                                                    ------------

E-Marketing & Information (0.62%)
aQuantive Inc (a)(b)                            25,118                  593,287
                                                                    ------------

Enterprise Software & Services (1.35%)
Hyperion Solutions Corp (a)                     14,070                  485,134
Informatica Corp (a)                            34,950                  474,970
Lawson Software Inc (a)                         23,843                  172,862
Packeteer Inc (a)                               17,455                  150,287
                                                                    ------------
                                                                      1,283,253
                                                                    ------------
E-Services - Consulting (0.55%)
Digital Insight Corp (a)(b)                     17,804                  522,013
                                                                    ------------

Finance - Investment Banker & Broker (1.19%)
Greenhill & Co Inc (b)                           6,430                  430,939
Investment Technology Group Inc (a)              6,940                  310,565
optionsXpress Holdings Inc                      14,030                  391,156
                                                                    ------------
                                                                      1,132,660
                                                                    ------------
Finance - Leasing Company (0.35%)
Financial Federal Corp                          12,570                  336,876
                                                                    ------------

Financial Guarantee Insurance (0.38%)
Triad Guaranty Inc (a)                           7,120                  364,330
                                                                    ------------

Food - Wholesale & Distribution (0.24%)
Nash Finch Co (b)                                9,630                  226,594
                                                                    ------------

Footwear & Related Apparel (1.12%)
Steven Madden Ltd                               11,370                  446,159
Wolverine World Wide Inc                        22,000                  622,820
                                                                    ------------
                                                                      1,068,979
                                                                    ------------
Gambling (Non-Hotel) (0.68%)
Pinnacle Entertainment Inc (a)                  22,890                  643,667
                                                                    ------------

Gas - Distribution (0.90%)
Energen Corp                                    20,495                  858,126
                                                                    ------------

Human Resources (0.83%)
Kforce Inc (a)                                   8,270                   98,661
Korn/Ferry International (a)                    20,043                  419,700

Human Resources
Labor Ready Inc (a)                             17,004                  270,874
                                                                    ------------
                                                                        789,235
                                                                    ------------
Identification Systems - Development (0.11%)
Metrologic Instruments Inc (a)                   5,670                  102,967
                                                                    ------------

Independent Power Producer (0.09%)
Ormat Technologies Inc (b)                       2,570                   84,090
                                                                    ------------

Instruments - Controls (0.58%)
Mettler Toledo International Inc (a)             8,270                  547,061
                                                                    ------------

Internet Application Software (0.73%)
WebEx Communications Inc (a)                    17,830                  695,727
                                                                    ------------

Internet Connectivity Services (0.18%)
Redback Networks Inc (a)(b)                     12,200                  169,336
                                                                    ------------

Investment Companies (0.45%)
Ares Capital Corp                               24,562                  427,870
                                                                    ------------

Lasers - Systems & Components (0.63%)
Cymer Inc (a)                                   13,700                  601,567
                                                                    ------------

Life & Health Insurance (0.64%)
Delphi Financial Group                          15,220                  606,974
                                                                    ------------

Machinery - Construction & Mining (1.42%)
Astec Industries Inc (a)                        10,079                  254,495
Bucyrus International Inc (b)                    8,470                  359,297
JLG Industries Inc                              37,204                  737,011
                                                                    ------------
                                                                      1,350,803
                                                                    ------------
Machinery - General Industry (1.37%)
Gardner Denver Inc (a)                          17,126                  566,528
Manitowoc Co Inc/The                             9,990                  447,452
Middleby Corp (a)                                3,772                  290,671
                                                                    ------------
                                                                      1,304,651
                                                                    ------------
Machinery Tools & Related Products (0.48%)
Kennametal Inc                                   7,983                  452,237
                                                                    ------------

Medical - Biomedical/Gene (1.70%)
Bio-Rad Laboratories Inc (a)                     6,000                  424,380
ICOS Corp (a)                                   17,915                  448,950
Incyte Corp (a)                                 22,340                   94,498
Lexicon Genetics Inc (a)                        23,261                   87,694
Myriad Genetics Inc (a)(b)                      18,367                  452,747
SuperGen Inc (a)(b)                             23,826                  111,029
                                                                    ------------
                                                                      1,619,298

                                                                    ------------
Medical - Drugs (1.66%)
Adams Respiratory Therapeutics Inc (a)(b)       12,660                  463,229
Cubist Pharmaceuticals Inc (a)                  13,050                  283,707
New River Pharmaceuticals Inc (a)(b)             6,460                  166,216
Viropharma Inc (a)(b)                           39,310                  478,403
Zymogenetics Inc (a)(b)                         11,320                  190,968
                                                                    ------------
                                                                      1,582,523
                                                                    ------------

Medical - HMO (0.75%)
Centene Corp (a)(b)                             16,910                  278,001
Sierra Health Services Inc (a)(b)               11,498                  435,084
                                                                    ------------
                                                                        713,085
                                                                    ------------
Medical Imaging Systems (0.22%)
IRIS International Inc (a)(b)                   17,820                  204,930
                                                                    ------------

Medical Instruments (0.48%)
Kyphon Inc (a)                                  12,238                  457,946
                                                                    ------------

Medical Laboratory & Testing Service (0.51%)
Icon Plc ADR (a)                                 6,900                  487,002
                                                                    ------------

Medical Laser Systems (0.82%)
LCA-Vision Inc (b)                               7,960                  328,828
Palomar Medical Technologies Inc (a)(b)         10,710                  451,962
                                                                    ------------
                                                                        780,790
                                                                    ------------
Medical Products (0.51%)
Haemonetics Corp/Mass (a)                        5,050                  236,340
Syneron Medical Ltd (a)(b)                      10,618                  245,276
                                                                    ------------
                                                                        481,616
                                                                    ------------
Metal Processors & Fabrication (0.75%)
Commercial Metals Co                            16,896                  343,496
Ladish Co Inc (a)                               12,922                  373,187
                                                                    ------------
                                                                        716,683
                                                                    ------------
Multi-Line Insurance (0.33%)
American Financial Group Inc/OH                  4,810                  225,733
Horace Mann Educators Corp                       4,722                   90,804
                                                                    ------------
                                                                        316,537
                                                                    ------------
Multimedia (0.30%)
Journal Communications Inc                      25,568                  288,151
                                                                    ------------

Networking Products (1.19%)
Anixter International Inc (b)                    6,659                  376,034
Polycom Inc (a)                                 30,880                  757,486
                                                                    ------------
                                                                      1,133,520
                                                                    ------------
Non-Ferrous Metals (0.49%)
RTI International Metals Inc (a)(b)             10,747                  468,354
                                                                    ------------

Office Supplies & Forms (0.09%)
Ennis Inc                                        3,854                   83,439
                                                                    ------------

Oil - Field Services (2.24%)
Global Industries Ltd (a)                       33,540                  521,882
Helix Energy Solutions Group Inc (a)            15,236                  508,882
Oceaneering International Inc (a)               15,116                  465,573
Superior Energy Services (a)                    17,180                  451,147
Warrior Energy Service Corp (a)(b)               7,030                  181,023
                                                                    ------------
                                                                      2,128,507
                                                                    ------------
Oil & Gas Drilling (0.95%)
Grey Wolf Inc (a)(b)                            92,860                  620,305
Todco (a)                                        8,230                  284,758
                                                                    ------------
                                                                        905,063
                                                                    ------------
Oil Company - Exploration &
Production (1.29%)
Penn Virginia Corp                               5,080                  322,123
St Mary Land & Exploration Co (b)               13,652                  501,165
Oil Company - Exploration & Production
W&T Offshore Inc (b)                            13,960                  407,771
                                                                    ------------
                                                                      1,231,059
                                                                    ------------
Oil Refining & Marketing (0.40%)
Holly Corp                                       8,860                  383,904
                                                                    ------------

Physician Practice Management (0.46%)
Pediatrix Medical Group Inc (a)                  9,616                  438,490
                                                                    ------------

Poultry (0.57%)
Pilgrim's Pride Corp                            19,890                  543,992
                                                                    ------------

Power Converter & Supply Equipment (0.45%)
Advanced Energy Industries Inc (a)              25,240                  430,090
                                                                    ------------

Printing - Commercial (0.51%)
Consolidated Graphics Inc (a)                    8,021                  482,624
                                                                    ------------

Private Corrections (0.34%)
Geo Group Inc/The (a)                            7,692                  324,987
                                                                    ------------

Property & Casualty Insurance (2.26%)
Argonaut Group Inc (a)                          12,930                  401,218
CNA Surety Corp (a)                              4,810                   97,162
Fpic Insurance Group Inc (a)(b)                  5,320                  210,725
Navigators Group Inc (a)                         2,700                  129,627
Safety Insurance Group Inc                       8,330                  405,338
Selective Insurance Group                        5,910                  310,925
United America Indemnity Ltd (a)                 4,360                   97,969
Zenith National Insurance Corp                  12,417                  495,314
                                                                    ------------
                                                                      2,148,278
                                                                    ------------
Real Estate Magagement & Services (0.56%)
Trammell Crow Co (a)                            14,689                  536,295
                                                                    ------------

Recreational Centers (0.65%)
Life Time Fitness Inc (a)(b)                    13,370                  618,897
                                                                    ------------

Recycling (0.58%)
Aleris International Inc (a)(b)                 10,974                  554,626
                                                                    ------------

REITS - Diversified (1.03%)
CentraCore Properties Trust                      3,418                  108,522
Entertainment Properties Trust                  11,194                  552,088
Washington Real Estate Investment Trust (b)      7,910                  314,818
                                                                    ------------
                                                                        975,428
                                                                    ------------
REITS - Healthcare (0.69%)
Senior Housing Properties Trust (b)             30,810                  657,485
                                                                    ------------

REITS - Hotels (1.26%)
DiamondRock Hospitality Co                      27,030                  448,968
FelCor Lodging Trust Inc                        17,830                  357,491
Highland Hospitality Corp                       27,420                  392,929
                                                                    ------------
                                                                      1,199,388
                                                                    ------------
REITS - Mortgage (1.15%)
Anthracite Capital Inc                           7,410                   95,292
Arbor Realty Trust Inc                           6,880                  175,853

REITS - Mortgage
Deerfield Triarc Capital Corp (b)               33,153                  434,636
Gramercy Capital Corp/New York                  15,181                  382,713
                                                                    ------------
                                                                      1,088,494
                                                                    ------------
REITS - Office Property (0.89%)
BioMed Realty Trust Inc                         27,742                  841,692
                                                                    ------------

REITS - Regional Malls (0.39%)
Taubman Centers Inc                              8,367                  371,662
                                                                    ------------

REITS - Shopping Centers (0.36%)
Kite Realty Group Trust                          5,830                   99,343
Saul Centers Inc                                 3,030                  136,350
Urstadt Biddle Properties Inc                    5,715                  103,842
                                                                    ------------
                                                                        339,535
                                                                    ------------
REITS - Single Tenant (0.18%)
Getty Realty Corp (b)                            5,940                  173,923
                                                                    ------------

REITS - Storage (0.30%)
Sovran Self Storage Inc                          5,050                  280,528
                                                                    ------------

Rental - Auto & Equipment (0.49%)
Dollar Thrifty Automotive Group (a)             10,368                  462,102
                                                                    ------------

Research & Development (0.50%)
Parexel International Corp (a)                  14,380                  475,834
                                                                    ------------

Resorts & Theme Parks (0.89%)
Vail Resorts Inc (a)(b)                         21,226                  849,465
                                                                    ------------

Respiratory Products (0.78%)
Respironics Inc (a)                             19,299                  745,134
                                                                    ------------

Retail - Apparel & Shoe (2.95%)
Aeropostale Inc (a)(b)                           3,394                   99,207
Brown Shoe Co Inc                                5,840                  209,305
Cache Inc. (a)                                   3,713                   66,425
Charlotte Russe Holding Inc (a)                 25,170                  693,182
Childrens Place Retail Stores Inc/The (a)(b)     8,190                  524,406
Christopher & Banks Corp (b)                     3,650                  107,602
Genesco Inc (a)(b)                              11,895                  410,021
Men's Wearhouse Inc                             15,690                  583,825
United Retail Group Inc (a)                      6,010                  109,863
                                                                    ------------
                                                                      2,803,836
                                                                    ------------
Retail - Automobile (0.16%)
Asbury Automotive Group Inc                      7,510                  154,706
                                                                    ------------

Retail - Convenience Store (0.75%)
Pantry Inc/The (a)(b)                           12,580                  709,135
                                                                    ------------

Retail - Jewelry (0.05%)
Movado Group Inc                                 1,678                   42,655
                                                                    ------------

Retail - Restaurants (1.56%)
California Pizza Kitchen Inc (a)                13,920                  416,626
Domino's Pizza Inc                              14,780                  379,107
Landry's Restaurants Inc                         9,613                  289,832
Retail - Restaurants
McCormick & Schmick's Seafood Restaurant (a)       922                   20,736
Morton's Restaurant Group Inc (a)                6,260                   96,467
Ruth's Chris Steak House (a)                    14,880                  280,041
                                                                    ------------
                                                                      1,482,809
                                                                    ------------
Retail - Sporting Goods (0.61%)
Hibbett Sporting Goods Inc (a)                  22,140                  579,625
                                                                    ------------

Rubber & Plastic Products (0.09%)
Myers Industries Inc                             5,258                   89,386
                                                                    ------------

Savings & Loans - Thrifts (1.11%)
First Place Financial Corp/OH                    4,080                   92,453
FirstFed Financial Corp (a)(b)                   8,180                  463,970
PFF Bancorp Inc                                  5,435                  201,312
TierOne Corp                                     3,060                  103,826
Willow Financial Bancorp Inc                     3,380                   52,931
WSFS Financial Corp                              2,270                  141,171
                                                                    ------------
                                                                      1,055,663
                                                                    ------------
Semiconductor Component -
Integrated Circuits (1.08%)
Cirrus Logic Inc (a)                            43,670                  318,354
Emulex Corp (a)                                 23,502                  427,032
Micrel Inc (a)(b)                               29,534                  283,231
                                                                    ------------
                                                                      1,028,617
                                                                    ------------
Semiconductor Equipment (0.33%)
Entegris Inc (a)                                29,110                  317,590
                                                                    ------------

Steel - Producers (0.59%)
Chaparral Steel Co                               9,240                  314,715
Reliance Steel & Aluminum Co                     7,580                  243,621
                                                                    ------------
                                                                        558,336
                                                                    ------------
Sugar (0.10%)
Imperial Sugar Co (b)                            3,070                   95,538
                                                                    ------------

Telecommunication Equipment (0.84%)
Anaren Inc (a)                                   3,613                   76,126
Arris Group Inc (a)                             20,290                  232,523
Comtech Telecommunications Corp (a)(b)          11,138                  372,900
Sirenza Microdevices Inc (a)(b)                 15,172                  119,859
                                                                    ------------
                                                                        801,408
                                                                    ------------
Telecommunication Equipment -
Fiber Optics (0.29%)
Sycamore Networks Inc (a)                       73,430                  277,565
                                                                    ------------

Telecommunication Services (0.96%)
Consolidated Communications Holdings Inc        19,670                  368,026
NeuStar Inc (a)                                 19,600                  543,900
                                                                    ------------
                                                                        911,926
                                                                    ------------
Telephone - Integrated (0.30%)
Alaska Communications Systems Group Inc         21,590                  286,499
                                                                    ------------

Therapeutics (1.67%)
BioMarin Pharmaceuticals Inc (a)                24,240                  344,935
Isis Pharmaceuticals Inc (a)(b)                 33,130                  237,873
Medarex Inc (a)(b)                              40,760                  437,763
Progenics Pharmaceuticals Inc (a)                9,550                  224,043

Therapeutics
Theravance Inc (a)                              12,820                  346,653
                                                                    ------------
                                                                      1,591,267
                                                                    ------------
Toys (0.31%)
Jakks Pacific Inc (a)(b)                        16,510                  294,373
                                                                    ------------

Transactional Software (1.18%)
Transaction Systems Architects Inc (a)          12,610                  432,775
VeriFone Holdings Inc (a)(b)                    24,120                  688,626
                                                                    ------------
                                                                      1,121,401
                                                                    ------------
Transport - Rail (0.25%)
Genesee & Wyoming Inc (a)(b)                    10,060                  233,593
                                                                    ------------

Transport - Services (0.66%)
HUB Group Inc (a)                               17,656                  402,204
Pacer International Inc                          8,100                  224,856
                                                                    ------------
                                                                        627,060
                                                                    ------------
Transport - Truck (0.40%)
Old Dominion Freight Line (a)                   12,690                  381,081
                                                                    ------------

Veterinary Products (0.26%)
PetMed Express Inc (a)                          23,410                  244,400
                                                                    ------------

Wire & Cable Products (0.51%)
General Cable Corp (a)                          12,650                  483,357
                                                                    ------------

Wireless Equipment (0.16%)
EMS Technologies Inc (a)(b)                      8,177                  153,564
                                                                    ------------
TOTAL COMMON STOCKS                                              $   92,945,160
                                                                    ------------
                                                Principal
                                                 Amount                  Value
                                               ----------------- ---------------
SHORT TERM INVESTMENTS (2.19%)
Commercial Paper (2.19%)
Investment in Joint Trading Account;
General Electric Capital
5.34%, 10/ 2/2006                              2,082,436             2,082,436
                                                                  -------------
TOTAL SHORT TERM INVESTMENTS                                    $    2,082,436
                                                                  -------------
MONEY MARKET FUNDS (21.37%)
Money Center Banks (21.37%)
BNY Institutional Cash Reserve Fund (f)       20,327,000            20,327,000
                                                                  -------------
TOTAL MONEY MARKET FUNDS                                        $   20,327,000
                                                                  -------------
Total Investments                                               $  115,354,596
Liabilities in Excess of Other Assets,
  Net - (21.28)%                                                   (20,239,082)
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                      $   95,115,514
                                                                  =============

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,997 or 0.00% of net assets.

(d)  Security is Illiquid

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,997 or 0.00% of net assets.


(f)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $         8,558,384
Unrealized Depreciation                               (4,772,770)
                                              --------------------
Net Unrealized Appreciation (Depreciation)              3,785,614
Cost for federal income tax purposes                  111,568,982


Portfolio Summary (unaudited)
--------------------------------------------- --------------------
Sector                                                    Percent
--------------------------------------------- --------------------
Financial                                                  45.67%
Consumer, Non-cyclical                                     17.91%
Consumer, Cyclical                                         15.68%
Industrial                                                 14.20%
Technology                                                  9.92%
Communications                                              8.34%
Energy                                                      4.89%
Utilities                                                   2.74%
Basic Materials                                             1.93%
Liabilities in Excess of Other Assets, Net              (-21.28%)
                                              --------------------
TOTAL NET ASSETS                                          100.00%
                                              ====================


Schedule of Investments
September 30, 2006 (unaudited)
SmallCap Growth Account
                                                Shares
                                                 Held                    Value
                                              ---------- ----------------------
COMMON STOCKS (97.76%)
Advanced Materials & Products (0.17%)
Ceradyne Inc (a)(b)                               2,900         $      119,161
                                                                 --------------

Aerospace & Defense Equipment (1.61%)
AAR Corp (a)(b)                                  16,965                404,445
BE Aerospace Inc (b)                             27,692                584,024
DRS Technologies Inc                              3,183                139,002
                                                                 --------------
                                                                     1,127,471
                                                                 --------------
Apparel Manufacturers (1.23%)
Guess ? Inc (b)                                   4,570                221,782
Phillips-Van Heusen                              15,328                640,251
                                                                 --------------
                                                                       862,033
                                                                 --------------
Applications Software (1.62%)
Nuance Communications Inc (a)(b)                 39,512                322,813
PDF Solutions Inc (b)                             4,241                 46,481
Progress Software Corp (b)                       13,559                352,534
VA Software Corp (a)(b)                          24,474                 98,385
Verint Systems Inc (b)                           10,492                315,285
                                                                 --------------
                                                                     1,135,498
                                                                 --------------
Athletic Equipment (0.28%)
Nautilus Inc (a)                                 14,361                197,464
                                                                 --------------

Batteries & Battery Systems (0.29%)
Energy Conversion Devices Inc (a)(b)              5,581                206,720
                                                                 --------------

Building - Residential & Commercial (0.44%)
Hovnanian Enterprises Inc (a)(b)                  5,953                174,661
Technical Olympic USA Inc                        13,538                133,079
                                                                 --------------
                                                                       307,740
                                                                 --------------
Building & Construction -
Miscellaneous (0.18%)
Layne Christensen Co (a)(b)                       4,386                125,308
                                                                 --------------

Building & Construction Products -
Miscellaneous (0.14%)
Drew Industries Inc (b)                           3,893                 98,337
                                                                 --------------

Building Products - Air & Heating (0.20%)
Comfort Systems USA Inc                          12,145                139,182
                                                                 --------------

Building Products - Light Fixtures (0.66%)
Genlyte Group Inc (b)                             6,474                460,949
                                                                 --------------

Chemicals - Other (0.11%)
American Vanguard Corp                            5,331                 74,634
                                                                 --------------

Chemicals - Plastics (0.19%)
Landec Corp (b)                                  12,234                132,127
                                                                 --------------

Circuit Boards (0.15%)
Merix Corp (a)(b)                                10,981                105,527
                                                                 --------------


Coffee (0.14%)
Peet's Coffee & Tea Inc (a)(b)                    3,858                 96,489
                                                                 --------------

Commercial Banks (2.86%)
AmericanWest Bancorp (a)                          3,902                 82,917
Prosperity Bancshares Inc                         9,800                333,592
Seacoast Banking Corp of Florida                  6,400                193,280
SVB Financial Group (b)                           2,100                 93,744
Texas Capital Bancshares Inc (b)                 10,400                194,688
UCBH Holdings Inc                                36,993                645,898
United Community Banks Inc/GA                     1,943                 58,387
Virginia Commerce Bancorp (a)(b)                  2,700                 59,940
Wilshire Bancorp Inc                             14,470                275,509
Yardville National Bancorp                        1,800                 64,188
                                                                 --------------
                                                                     2,002,143
                                                                 --------------
Commercial Services (1.52%)
HMS Holdings Corp (a)(b)                          7,327                 92,466
Providence Service Corp/The (a)(b)               12,520                345,427
TeleTech Holdings Inc (b)                        22,600                353,238
WNS Holdings Ltd ADR (b)                          9,600                274,080
                                                                 --------------
                                                                     1,065,211
                                                                 --------------
Commercial Services - Finance (0.29%)
Bankrate Inc (a)(b)                               7,700                204,512
                                                                 --------------

Communications Software (0.56%)
DivX Inc (a)(b)                                   2,600                 61,802
Smith Micro Software Inc (a)(b)                  22,900                329,302
                                                                 --------------
                                                                       391,104
                                                                 --------------
Computer Aided Design (0.48%)
Ansys Inc (b)                                     7,600                335,768
                                                                 --------------

Computer Services (2.07%)
CACI International Inc (b)                        8,460                465,385
Cognizant Technology Solutions Corp (b)           7,100                525,826
Factset Research Systems Inc                      7,359                357,427
LivePerson Inc (b)                               19,709                105,837
                                                                 --------------
                                                                     1,454,475
                                                                 --------------
Computer Software (0.08%)
Omniture Inc (b)                                  7,100                 56,019
                                                                 --------------

Computers - Integrated Systems (0.55%)
Micros Systems Inc (b)                            2,716                132,867
Radisys Corp (b)                                 11,608                246,670
Riverbed Technolgoy Inc (b)                         500                  9,750
                                                                 --------------
                                                                       389,287
                                                                 --------------
Computers - Memory Devices (0.41%)
Komag Inc (a)(b)                                  1,700                 54,332
msystems Ltd (b)                                  5,800                233,392
                                                                 --------------
                                                                       287,724
                                                                 --------------
Computers - Peripheral Equipment (0.10%)
Rimage Corp (b)                                   3,209                 71,946
                                                                 --------------

Consulting Services (1.10%)
CRA International Inc (b)                         8,706                414,928
Diamond Management & Technology
  Consultants Inc (b)                            18,500                206,090

Consulting Services
Navigant Consulting Inc (b)                       7,500                150,450
                                                                 --------------
                                                                       771,468
                                                                 --------------
Consumer Products - Miscellaneous (0.68%)
Central Garden and Pet Co (b)                     9,897                477,629
                                                                 --------------

Data Processing & Management (0.30%)
Commvault Systems Inc (b)                         3,000                 54,000
Fair Isaac Corp                                   4,220                154,325
                                                                 --------------
                                                                       208,325
                                                                 --------------
Decision Support Software (0.50%)
Interactive Intelligence Inc (b)                 11,594                134,027
SPSS Inc (b)                                      8,800                219,384
                                                                 --------------
                                                                       353,411
                                                                 --------------
Diagnostic Equipment (0.65%)
BioVeris Corp (b)                                 1,500                 14,085
Gen-Probe Inc (b)                                 9,500                445,455
                                                                 --------------
                                                                       459,540
                                                                 --------------
Diagnostic Kits (0.21%)
Meridian Bioscience Inc                           6,253                147,008
                                                                 --------------

Distribution & Wholesale (1.51%)
Beacon Roofing Supply Inc (a)(b)                  8,259                167,162
LKQ Corp (b)                                     15,031                330,231
WESCO International Inc (b)                       9,700                562,891
                                                                 --------------
                                                                     1,060,284
                                                                 --------------
Diversified Manufacturing Operations (1.46%)
Ameron International Corp                         1,652                109,759
ESCO Technologies Inc (b)                        19,838                913,341
                                                                 --------------
                                                                     1,023,100
                                                                 --------------
Drug Delivery Systems (0.28%)
Penwest Pharmaceuticals Co (a)(b)                11,831                196,986
                                                                 --------------

E-Commerce - Products (1.24%)
Nutri/System Inc (a)(b)                          12,700                791,083
Stamps.com Inc (b)                                4,183                 79,728
                                                                 --------------
                                                                       870,811
                                                                 --------------
Educational Software (1.02%)
Blackboard Inc (a)(b)                            21,737                576,030
SkillSoft PLC ADR (b)                            21,417                136,855
                                                                 --------------
                                                                       712,885
                                                                 --------------
Electric Products - Miscellaneous (0.14%)
Lamson & Sessions Co/The (a)(b)                   4,162                 99,139
                                                                 --------------

Electronic Components -
Miscellaneous (1.57%)
Benchmark Electronics Inc (b)                    20,407                548,540
Rogers Corp (b)                                   1,725                106,519
Technitrol Inc                                   14,900                444,765
                                                                 --------------
                                                                     1,099,824
                                                                 --------------
Electronic Components -
Semiconductors (2.50%)
Amkor Technology Inc (a)(b)                      19,145                 98,788
Cree Inc (a)(b)                                   4,316                 86,795
Emcore Corp (a)(b)                               17,700                104,784
Fairchild Semiconductor International Inc(b)     11,300                211,310
Ikanos Communications Inc (b)                     7,100                 83,567
Microsemi Corp (b)                               25,820                486,707
Electronic Components - Semiconductors
Netlogic Microsystems Inc (a)(b)                  6,400                162,368
Silicon Image Inc (b)                            28,722                365,344
Sirf Technology Holdings Inc (a)(b)               5,900                141,541
Tvia Inc (b)                                      8,000                 11,040
                                                                 --------------
                                                                     1,752,244
                                                                 --------------
Electronic Design Automation (0.33%)
Ansoft Corp (b)                                   9,200                229,172
                                                                 --------------

Electronic Measurement Instruments (0.20%)
Analogic Corp                                     1,300                 66,716
Measurement Specialties Inc (b)                   3,856                 71,914
                                                                 --------------
                                                                       138,630
                                                                 --------------
Electronic Security Devices (0.40%)
American Science & Engineering Inc (b)            2,000                 97,040
Taser International Inc (a)(b)                   24,000                183,840
                                                                 --------------
                                                                       280,880
                                                                 --------------
E-Marketing & Information (0.35%)
24/7 Real Media Inc (a)(b)                       28,413                242,647
                                                                 --------------

Energy - Alternate Sources (0.18%)
Evergreen Energy Inc (b)                         12,300                129,273
                                                                 --------------

Engineering - Research & Development
Services (0.65%)
EMCOR Group Inc (b)                               8,260                452,978
                                                                 --------------

Enterprise Software & Services (2.28%)
Concur Technologies Inc (a)(b)                    9,715                141,353
Hyperion Solutions Corp (b)                       4,000                137,920
Neoware Inc (a)(b)                               27,614                375,274
Omnicell Inc (b)                                 11,674                208,848
Opnet Technologies Inc (b)                       24,761                324,617
Ultimate Software Group Inc (b)                  17,459                410,810
                                                                 --------------
                                                                     1,598,822
                                                                 --------------
Entertainment Software (0.76%)
THQ Inc (a)(b)                                   18,210                531,186
                                                                 --------------

E-Services - Consulting (1.41%)
Access Integrated Technologies Inc (a)(b)        10,543                 99,842
Corillian Corp (b)                               35,131                 96,259
Digital Insight Corp (b)                         11,802                346,035
GSI Commerce Inc (b)                              4,100                 60,844
Perficient Inc (a)(b)                             8,926                139,960
Saba Software Inc (b)                            17,131                 90,280
WebSideStory Inc (a)(b)                          11,785                155,680
                                                                 --------------
                                                                       988,900
                                                                 --------------
Fiduciary Banks (0.80%)
Investors Financial Services Corp                12,947                557,757
                                                                 --------------

Finance - Consumer Loans (0.18%)
Portfolio Recovery Associates (a)(b)              2,926                128,364
                                                                 --------------

Finance - Investment Banker & Broker (0.18%)
Thomas Weisel Partners Group Inc (b)              7,900                126,795
                                                                 --------------


Firearms & Ammunition (0.51%)
Smith & Wesson Holding Corp (a)(b)               25,600                355,328
                                                                 --------------

Food - Retail (0.21%)
Wild Oats Markets Inc (a)(b)                      9,212                148,958
                                                                 --------------

Food - Wholesale & Distribution (0.15%)
United Natural Foods Inc (a)(b)                   3,428                106,234
                                                                 --------------

Footwear & Related Apparel (1.14%)
CROCS Inc (a)(b)                                 12,800                434,560
Iconix Brand Group Inc (a)(b)                    22,600                363,860
                                                                 --------------
                                                                       798,420
                                                                 --------------
Gambling (Non-Hotel) (0.22%)
Pinnacle Entertainment Inc (b)                    5,500                154,660
                                                                 --------------

Hotels & Motels (0.78%)
Orient-Express Hotels Ltd                        14,584                545,150
                                                                 --------------

Housewares (0.28%)
Lifetime Brands Inc (a)                          10,636                196,979
                                                                 --------------

Human Resources (1.00%)
Kenexa Corp (b)                                   9,056                228,392
Korn/Ferry International (b)                      5,567                116,573
Labor Ready Inc (b)                              22,174                353,232
                                                                 --------------
                                                                       698,197
                                                                 --------------
Industrial Automation & Robots (0.64%)
Cognex Corp                                      15,552                392,843
Gerber Scientific Inc (b)                         3,905                 58,497
                                                                 --------------
                                                                       451,340
                                                                 --------------
Industrial Gases (0.76%)
Airgas Inc                                       14,700                531,699
                                                                 --------------

Instruments - Controls (0.15%)
Spectrum Control Inc (b)                         11,083                104,180
                                                                 --------------

Internet Application Software (0.72%)
Cybersource Corp (a)(b)                          12,395                146,633
Interwoven Inc (b)                                9,660                106,550
WebEx Communications Inc (a)(b)                   6,500                253,630
                                                                 --------------
                                                                       506,813
                                                                 --------------
Internet Connectivity Services (0.59%)
Internap Network Services Corp (a)(b)             9,690                147,482
Redback Networks Inc (a)(b)                      19,400                269,272
                                                                 --------------
                                                                       416,754
                                                                 --------------
Internet Content - Information & News(0.25%)
TheStreet.com Inc                                16,632                176,964
                                                                 --------------

Internet Financial Services (0.21%)
Online Resources Corp (b)                        11,914                145,946
                                                                 --------------

Internet Infrastructure Software (0.43%)
Opsware Inc (a)(b)                               19,600                176,596
TIBCO Software Inc (b)                           14,100                126,618
                                                                 --------------
                                                                       303,214
                                                                 --------------

                                                                 --------------
Internet Security (0.18%)
Secure Computing Corp (b)                        20,314                128,588
                                                                 --------------

Internet Telephony (0.64%)
j2 Global Communications Inc (a)(b)              16,400                445,588
                                                                 --------------

Lasers - Systems & Components (0.65%)
II-VI Inc (b)                                    18,321                456,559
                                                                 --------------

Lighting Products & Systems (0.15%)
Color Kinetics Inc (a)(b)                         6,421                109,029
                                                                 --------------

Machinery - Construction & Mining (0.78%)
Bucyrus International Inc (a)                     5,124                217,360
JLG Industries Inc                               16,639                329,619
                                                                 --------------
                                                                       546,979
                                                                 --------------
Machinery - General Industry (1.21%)
DXP Enterprises Inc (a)(b)                        3,228                 75,503
Intevac Inc (b)                                   5,940                 99,792
Middleby Corp (b)                                 4,167                321,109
Wabtec Corp                                      12,900                349,977
                                                                 --------------
                                                                       846,381
                                                                 --------------
Machinery - Material Handling (0.14%)
Columbus McKinnon Corp/NY (b)                     5,590                100,788
                                                                 --------------

Machinery - Print Trade (0.06%)
Presstek Inc (a)(b)                               7,741                 41,724
                                                                 --------------

Machinery Tools & Related Products (0.42%)
Kennametal Inc                                    5,200                294,580
                                                                 --------------

Medical - Biomedical/Gene (3.85%)
Alexion Pharmaceuticals Inc (a)(b)                5,506                187,094
Charles River Laboratories
  International (a)(b)                            3,476                150,893
Digene Corp (b)                                   5,900                254,585
Illumina Inc (b)                                 11,401                376,689
Keryx Biopharmaceuticals Inc (b)                 20,331                240,516
Lifecell Corp (a)(b)                             25,700                828,054
Regeneron Pharmaceuticals Inc (b)                10,000                156,900
Telik Inc (a)(b)                                 28,401                505,254
                                                                 --------------
                                                                     2,699,985
                                                                 --------------
Medical - Drugs (0.91%)
Cardiome Pharma Corp (a)(b)                      10,750                124,162
Cubist Pharmaceuticals Inc (b)                   23,800                517,412
                                                                 --------------
                                                                       641,574
                                                                 --------------
Medical - Hospitals (0.48%)
United Surgical Partners
  International (a)(b)                           13,431                333,492
                                                                 --------------

Medical - Outpatient & Home Medical
Care (0.15%)
NovaMed Inc (b)                                  13,036                102,724
                                                                 --------------

Medical Imaging Systems (0.21%)
Vital Images Inc (b)                              4,627                146,121
                                                                 --------------

Medical Information Systems (0.80%)
Allscripts Healthcare Solutions Inc (a)(b)       18,900                424,305

Medical Information Systems
Eclipsys Corp (a)(b)                              7,600                136,116
                                                                 --------------
                                                                       560,421
                                                                 --------------
Medical Instruments (2.41%)
Arthrocare Corp (a)(b)                           11,534                540,483
DexCom Inc (a)(b)                                12,655                140,850
DJO Inc (b)                                       4,900                203,497
Foxhollow Technologies Inc (a)(b)                 3,385                115,733
Kyphon Inc (a)(b)                                 7,057                264,073
Micrus Endovascular Corp (b)                      9,800                127,106
Natus Medical Inc (b)                             9,425                128,651
Spectranetics Corp (b)                            7,700                 90,090
Stereotaxis Inc (a)(b)                            7,378                 76,363
                                                                 --------------
                                                                     1,686,846
                                                                 --------------
Medical Laser Systems (0.23%)
Biolase Technology Inc (a)(b)                    13,882                 86,762
Cutera Inc (b)                                    2,700                 71,793
                                                                 --------------
                                                                       158,555
                                                                 --------------
Medical Products (1.75%)
American Medical Systems Holdings Inc (a)(b)     14,800                272,764
Luminex Corp (b)                                  6,783                123,654
ThermoGenesis Corp (a)(b)                        21,200                 82,044
Viasys Healthcare Inc (b)                        22,405                610,312
Wright Medical Group Inc (b)                      5,637                136,698
                                                                 --------------
                                                                     1,225,472
                                                                 --------------
Metal Processors & Fabrication (0.13%)
Ladish Co Inc (b)                                 3,228                 93,225
                                                                 --------------

Motion Pictures & Services (0.03%)
Lions Gate Entertainment Corp (a)(b)              2,300                 23,023
                                                                 --------------

Networking Products (0.94%)
Atheros Communications Inc (a)(b)                22,298                404,263
Ixia (b)                                         28,600                254,826
                                                                 --------------
                                                                       659,089
                                                                 --------------
Oil - Field Services (2.64%)
Core Laboratories NV (b)                          4,518                288,248
Helix Energy Solutions Group Inc (b)              7,000                233,800
Hercules Offshore Inc (b)                         9,000                279,450
Superior Energy Services (b)                      8,700                228,462
Tetra Technologies Inc (b)                       33,968                820,667
                                                                 --------------
                                                                     1,850,627
                                                                 --------------
Oil & Gas Drilling (0.57%)
Atwood Oceanics Inc (b)                           1,500                 67,455
Patterson-UTI Energy Inc                         13,989                332,379
                                                                 --------------
                                                                       399,834
                                                                 --------------
Oil Company - Exploration &
Production (1.65%)
EXCO Resources Inc (b)                           33,545                416,293
Parallel Petroleum Corp (b)                       2,700                 54,162
PetroHawk Energy Corp (a)(b)                     38,674                401,436
Quicksilver Resources Inc (a)(b)                  6,585                210,062
Toreador Resources Corp (a)(b)                    4,042                 74,454
                                                                 --------------
                                                                     1,156,407
                                                                 --------------
Oil Field Machinery & Equipment (0.27%)
Dresser-Rand Group Inc (b)                        9,152                186,701
                                                                 --------------


Paper & Related Products (0.13%)
Glatfelter                                        6,570                 89,023
                                                                 --------------

Patient Monitoring Equipment (0.55%)
Aspect Medical Systems Inc (a)(b)                 8,780                149,874
Mindray Medical International Ltd ADR (b)         2,200                 36,718
Somanetics Corp (b)                               9,980                199,201
                                                                 --------------
                                                                       385,793

                                                                 --------------
Physical Therapy & Rehabilitation
Centers (1.83%)
Psychiatric Solutions Inc (b)                    37,612              1,282,193
                                                                 --------------

Physician Practice Management (1.30%)
Pediatrix Medical Group Inc (b)                  19,987                911,407
                                                                 --------------

Property & Casualty Insurance (0.36%)
Argonaut Group Inc (b)                            4,233                131,350
United America Indemnity Ltd (b)                  5,300                119,091
                                                                 --------------
                                                                       250,441
                                                                 --------------
Publicly Traded Investment Fund (0.69%)
iShares Russell 2000 Index Fund (a)               6,700                482,199
                                                                 --------------

REITS - Apartments (0.10%)
Mid-America Apartment Communities Inc             1,200                 73,464
                                                                 --------------

REITS - Healthcare (0.87%)
Ventas Inc                                       15,849                610,820
                                                                 --------------

REITS - Office Property (0.37%)
BioMed Realty Trust Inc                           8,632                261,895
                                                                 --------------

Rental - Auto & Equipment (0.51%)
Aaron Rents Inc                                  15,600                358,488
                                                                 --------------

Research & Development (0.51%)
Kendle International Inc (b)                      7,080                226,701
Parexel International Corp (b)                    3,885                128,555
                                                                 --------------
                                                                       355,256
                                                                 --------------
Respiratory Products (0.30%)
Resmed Inc (a)(b)                                 5,316                213,969
                                                                 --------------

Retail - Apparel & Shoe (4.16%)
Aeropostale Inc (b)                              20,998                613,772
Cache Inc. (b)                                    8,100                144,909
Childrens Place Retail Stores Inc/The (a)(b)     10,269                657,524
Christopher & Banks Corp (a)                     29,138                858,988
Dress Barn Inc (b)                                4,445                 96,990
DSW Inc (a)(b)                                    4,390                138,285
Stein Mart Inc                                    7,800                118,638
Wet Seal Inc/The (a)(b)                          46,700                286,738
                                                                 --------------
                                                                     2,915,844
                                                                 --------------
Retail - Music Store (0.44%)
Guitar Center Inc (b)                             6,920                309,186
                                                                 --------------

Retail - Pet Food & Supplies (0.34%)
Petco Animal Supplies Inc (b)                     8,224                235,535
                                                                 --------------


Retail - Petroleum Products (0.07%)
World Fuel Services Corp                          1,200                 48,540
                                                                 --------------

Retail - Restaurants (1.69%)
Buffalo Wild Wings Inc (a)(b)                     1,600                 61,200
California Pizza Kitchen Inc (b)                 15,031                449,878
CKE Restaurants Inc                              31,252                522,533
Cosi Inc (b)                                     10,409                 55,792
Texas Roadhouse Inc (b)                           7,700                 94,556
                                                                 --------------
                                                                     1,183,959
                                                                 --------------
Retail - Sporting Goods (0.15%)
Hibbett Sporting Goods Inc (b)                    3,950                103,411
                                                                 --------------

Rubber & Plastic Products (0.35%)
PW Eagle Inc                                      8,086                242,661
                                                                 --------------

Savings & Loans - Thrifts (0.51%)
Bankunited Financial Corp                         6,771                176,520
Harbor Florida Bancshares Inc                     4,018                178,038
                                                                 --------------
                                                                       354,558
                                                                 --------------
Schools (0.14%)
Educate Inc (a)(b)                                8,569                 68,466
New Oriental Education and Technology
  Group Inc. ADR (b)                              1,300                 31,525
                                                                 --------------
                                                                        99,991
                                                                 --------------
Semiconductor Component - Integrated
Circuits (1.69%)
Anadigics Inc (a)(b)                             26,297                188,286
Exar Corp (b)                                    13,595                180,678
Hittite Microwave Corp (b)                        8,400                373,800
Power Integrations Inc (b)                       10,641                208,564
Standard Microsystems Corp (b)                    8,260                234,749
                                                                 --------------
                                                                     1,186,077
                                                                 --------------
Semiconductor Equipment (2.22%)
BTU International Inc (a)(b)                      7,104                 85,461
Entegris Inc (b)                                 14,200                154,922
Formfactor Inc (b)                                3,001                126,432
LTX Corp (b)                                     15,573                 78,021
Nextest Systems Corp (b)                          5,730                 75,407
Photronics Inc (b)                               13,468                190,303
Rudolph Technologies Inc (b)                     19,356                354,795
Semitool Inc (a)(b)                              19,716                203,863
Varian Semiconductor Equipment Associates
  Inc (b)                                         4,950                181,665
Veeco Instruments Inc (a)(b)                      5,200                104,780
                                                                 --------------
                                                                     1,555,649
                                                                 --------------
Steel - Producers (0.58%)
Steel Dynamics Inc                                8,111                409,200
                                                                 --------------

Steel - Specialty (0.32%)
Allegheny Technologies Inc                        3,600                223,884
                                                                 --------------

Storage & Warehousing (0.21%)
Mobile Mini Inc (b)                               5,300                150,573
                                                                 --------------

Telecommunication Equipment (1.36%)
Arris Group Inc (a)(b)                           21,900                250,974
Nice Systems Ltd ADR (b)                         21,281                588,845

Telecommunication Equipment
Sirenza Microdevices Inc (a)(b)                  14,536                114,835
                                                                 --------------
                                                                       954,654
                                                                 --------------
Telecommunication Equipment - Fiber
Optics (0.76%)
Exfo Electro Optical Engineering Inc (b)          7,900                 46,215
Finisar Corp (a)(b)                              67,400                244,662
Oplink Communications Inc (b)                    12,100                241,758
                                                                 --------------
                                                                       532,635
                                                                 --------------
Telecommunication Services (0.33%)
FiberTower Corp (a)(b)                            3,400                 32,130
NeuStar Inc (b)                                   7,218                200,299
                                                                 --------------
                                                                       232,429
                                                                 --------------
Therapeutics (0.97%)
BioMarin Pharmaceuticals Inc (b)                 11,300                160,799
Isis Pharmaceuticals Inc (a)(b)                  23,067                165,621
Nuvelo Inc (b)                                   10,715                195,442
Renovis Inc (a)(b)                               11,757                161,776
                                                                 --------------
                                                                       683,638
                                                                 --------------
Toys (0.39%)
Marvel Entertainment Inc (a)(b)                  11,200                270,368
                                                                 --------------

Transactional Software (0.10%)
Bottomline Technologies Inc (b)                   7,170                 69,979
                                                                 --------------

Transport - Services (1.40%)
Dynamex Inc (b)                                   6,491                134,688
HUB Group Inc (b)                                19,793                450,885
UTi Worldwide Inc                                14,063                393,342
                                                                 --------------
                                                                       978,915
                                                                 --------------
Transport - Truck (1.96%)
Forward Air Corp                                 11,581                383,215
Landstar System Inc                              14,436                616,417
Old Dominion Freight Line (b)                    12,550                376,877
                                                                 --------------
                                                                     1,376,509
                                                                 --------------
Veterinary Diagnostics (1.59%)
Neogen Corp (b)                                   5,570                120,646
VCA Antech Inc (b)                               27,532                992,804
                                                                 --------------
                                                                     1,113,450
                                                                 --------------
Web Hosting & Design (0.13%)
NIC Inc (a)(b)                                   17,824                 91,794
                                                                 --------------

Web Portals (0.14%)
Earthlink Inc (b)                                13,400                 97,418
                                                                 --------------

Wireless Equipment (1.38%)
Novatel Wireless Inc (b)                          4,800                 46,224
SBA Communications Corp (b)                      10,800                262,764
Sierra Wireless (a)(b)                            9,790                112,193
Stratex Networks Inc (b)                         45,791                203,312
Viasat Inc (b)                                   13,800                346,104
                                                                 --------------
                                                                       970,597
                                                                 --------------
Wound, Burn & Skin Care (0.07%)
NUCRYST Pharmaceuticals Corp (b)                  6,500                 51,285
                                                                 --------------


X-Ray Equipment (0.29%)
Hologic Inc (b)                                   4,700                204,544
                                                                 -------------
TOTAL COMMON STOCKS                                             $   68,542,266
                                                                 -------------
                                               Principal
                                                Amount               Value
                                              -------------------------------
MONEY MARKET FUNDS (22.06%)
Money Center Banks (22.06%)
BNY Institutional Cash Reserve Fund (c)     15,467,000             15,467,000
                                                                 -------------
TOTAL MONEY MARKET FUNDS                                       $   15,467,000
                                                                 -------------
Total Investments                                              $   84,009,266
Liabilities in Excess of Other Assets,
  Net - (19.82)%                                                  (13,896,565)
                                                                 -------------
TOTAL NET ASSETS - 100.00%                                     $   70,112,701
                                                                 =============
                                                                 -------------

                                                              ================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $           12,704,233
Unrealized Depreciation                                    (4,297,500)
                                                   --------------------
Net Unrealized Appreciation (Depreciation)                   8,406,733
Cost for federal income tax purposes                        75,602,533


Portfolio Summary (unaudited)
-------------------------------------------------- --------------------
Sector                                                         Percent
-------------------------------------------------- --------------------
Financial                                                       28.29%
Consumer, Non-cyclical                                          24.29%
Technology                                                      18.37%
Industrial                                                      16.37%
Consumer, Cyclical                                              13.35%
Communications                                                  11.07%
Energy                                                           5.31%
Basic Materials                                                  2.08%
Funds                                                            0.69%
Liabilities in Excess of Other Assets, Net                   (-19.82%)
                                                   --------------------
TOTAL NET ASSETS                                               100.00%
                                                   ====================


Schedule of Investments
September 30, 2006 (unaudited)
SmallCap Value Account
                                               Shares
                                                 Held                   Value
                                            ---------- ---------------------
COMMON STOCKS (96.40%)
Advanced Materials & Products (0.07%)
Ceradyne Inc (a)(b)                             2,800           $   115,052
                                                                 -----------

Aerospace & Defense (0.23%)
Armor Holdings Inc (a)(b)                       1,700                97,461
Esterline Technologies Corp (b)                 7,600               256,576
                                                                 -----------
                                                                    354,037
                                                                 -----------
Aerospace & Defense Equipment (1.28%)
AAR Corp (a)(b)                                 3,500                83,440
Curtiss-Wright Corp                            13,300               403,655
Heico Corp (a)                                  1,100                37,730
Kaman Corp                                     13,600               244,936
Moog Inc (b)                                   18,850               653,341
Orbital Sciences Corp (b)                      16,000               300,320
Triumph Group Inc (a)                           5,800               245,630
                                                                 -----------
                                                                  1,969,052
                                                                 -----------
Agricultural Chemicals (0.12%)
UAP Holding Corp                                8,800               188,056
                                                                 -----------

Agricultural Operations (0.11%)
Delta & Pine Land Co                            4,200               170,100
                                                                 -----------

Airlines (0.99%)
Alaska Air Group Inc (b)                        8,300               315,732
Continental Airlines Inc (a)(b)                 8,700               246,297
ExpressJet Holdings Inc (b)                    25,300               167,233
Mesa Air Group Inc (a)(b)                      15,200               117,952
Republic Airways Holdings Inc (b)              11,300               175,376
Skywest Inc                                    20,400               500,208
                                                                 -----------
                                                                  1,522,798
                                                                 -----------
Apparel Manufacturers (0.92%)
Carter's Inc (b)                                4,000               105,560
Hartmarx Corp (b)                               8,800                59,576
Kellwood Co (a)                                 2,800                80,724
Maidenform Brands Inc (a)(b)                   12,800               247,040
Oxford Industries Inc                             900                38,619
Phillips-Van Heusen                            17,200               718,444
Quiksilver Inc (b)                             13,200               160,380
                                                                 -----------
                                                                  1,410,343
                                                                 -----------
Applications Software (0.26%)
Actuate Corp (b)                               13,000                57,460
American Reprographics Co (b)                   2,800                89,768
Progress Software Corp (b)                      6,100               158,600
Quest Software Inc (b)                          6,100                87,108
                                                                 -----------
                                                                    392,936
                                                                 -----------
Audio & Video Products (0.07%)
Audiovox Corp (b)                               7,300               101,616
                                                                 -----------

Auto/Truck Parts & Equipment -
Original (0.90%)
American Axle & Manufacturing Holdings (a)      6,900               115,161
ArvinMeritor Inc (a)                           20,800               296,192
Auto/Truck Parts & Equipment - Original
Keystone Automotive Industries Inc (a)(b)       3,100               117,862
Modine Manufacturing Co                         9,000               218,970
Tenneco Inc (b)                                18,500               432,715
TRW Automotive Holdings Corp (b)                4,000                96,280
Visteon Corp (a)(b)                            12,000                97,800
                                                                 -----------
                                                                  1,374,980
                                                                 -----------
Auto/Truck Parts & Equipment -
Replacement (0.15%)
Aftermarket Technology Corp (a)(b)              9,300               165,168
Commercial Vehicle Group Inc (a)(b)             3,200                61,632
                                                                 -----------
                                                                    226,800
                                                                 -----------
B2B - E-Commerce (0.17%)
Ariba Inc (a)(b)                               19,500               146,055
webMethods Inc (a)(b)                          14,200               108,630
                                                                 -----------
                                                                    254,685
                                                                 -----------
Batteries & Battery Systems (0.08%)
Greatbatch Inc (b)                              5,300               119,886
                                                                 -----------

Building - Heavy Construction (0.55%)
Granite Construction Inc                        7,200               384,120
Washington Group International Inc              7,700               453,222
                                                                 -----------
                                                                    837,342
                                                                 -----------
Building - Maintenance & Service (0.16%)
ABM Industries Inc                              4,400                82,544
Healthcare Services Group                       6,520               164,043
                                                                 -----------
                                                                    246,587
                                                                 -----------
Building - Residential & Commercial (0.10%)
Levitt Corp (a)                                 6,075                71,442
WCI Communities Inc (a)(b)                      5,000                87,200
                                                                 -----------
                                                                    158,642
                                                                 -----------
Building & Construction -
Miscellaneous (0.03%)
Builders FirstSource Inc (a)(b)                 3,100                47,213
                                                                 -----------

Building & Construction Products -
Miscellaneous (0.25%)
NCI Building Systems Inc (a)(b)                 6,500               378,105
                                                                 -----------

Building Products - Cement &
Aggregate (0.30%)
Eagle Materials Inc                             9,600               323,328
Texas Industries Inc (a)                        2,500               130,150
                                                                 -----------
                                                                    453,478
                                                                 -----------
Building Products - Doors & Windows (0.07%)
Apogee Enterprises Inc                          6,600               100,386
                                                                 -----------

Building Products - Light Fixtures (0.18%)
Genlyte Group Inc (b)                           2,500               178,000
LSI Industries Inc                              6,100                99,125
                                                                 -----------
                                                                    277,125
                                                                 -----------
Building Products - Wood (0.43%)
Universal Forest Products Inc                  13,400               657,270
                                                                 -----------

Cable TV (0.32%)
Charter Communications Inc (a)(b)             125,700               191,064
Lodgenet Entertainment Corp (b)                16,000               302,080
                                                                 -----------
                                                                    493,144
                                                                 -----------

Capacitors (0.04%)
Kemet Corp (b)                                  7,000                56,490
                                                                 -----------

Casino Hotels (0.19%)
Ameristar Casinos Inc                           1,300                28,223
Aztar Corp (a)(b)                               3,900               206,739
Monarch Casino & Resort Inc (b)                 3,300                63,987
                                                                 -----------
                                                                    298,949
                                                                 -----------
Cellular Telecommunications (0.20%)
Centennial Communications Corp                  8,300                44,239
Dobson Communications Corp (a)(b)              21,800               153,036
Leap Wireless International Inc (b)             2,200               106,678
                                                                 -----------
                                                                    303,953
                                                                 -----------
Chemicals - Diversified (0.45%)
FMC Corp                                        5,700               365,199
Georgia Gulf Corp                               3,500                95,970
Rockwood Holdings Inc (b)                       9,200               183,816
Westlake Chemical Corp (a)                      1,600                51,216
                                                                 -----------
                                                                    696,201
                                                                 -----------
Chemicals - Plastics (0.42%)
PolyOne Corp (b)                               40,900               340,697
Spartech Corp                                  11,600               310,532
                                                                 -----------
                                                                    651,229

                                                                 -----------
Chemicals - Specialty (1.46%)
Arch Chemicals Inc                              2,500                71,125
HB Fuller Co                                   32,200               754,768
Hercules Inc (b)                               28,300               446,291
Minerals Technologies Inc                       2,800               149,520
NewMarket Corp (a)                              2,500               145,400
OM Group Inc (b)                                4,300               188,942
Sensient Technologies Corp                     17,000               332,690
WR Grace & Co (a)(b)                           11,900               157,794
                                                                 -----------
                                                                  2,246,530
                                                                 -----------
Circuit Boards (0.13%)
Park Electrochemical Corp                       3,500               110,880
TTM Technologies Inc (b)                        8,100                94,770
                                                                 -----------
                                                                    205,650
                                                                 -----------
Collectibles (0.15%)
RC2 Corp (b)                                    6,800               228,004
                                                                 -----------

Commercial Banks (12.03%)
1st Source Corp                                 6,350               187,452
Amcore Financial Inc                            4,200               127,218
AmericanWest Bancorp (a)                        2,500                53,125
Ameris Bancorp                                  5,240               142,580
Bancfirst Corp                                  2,500               116,800
Bancorp Inc/Wilmington DE (a)(b)                2,300                58,627
Bank of Granite Corp                            6,875               120,519
Banner Corp                                     2,100                86,184
Camden National Corp                            2,800               112,560
Capital Corp of the West                        2,100                65,142
Capitol Bancorp Ltd                             4,000               178,000
Cardinal Financial Corp                         6,800                74,528
Cathay General Bancorp                          3,900               140,790
Centennial Bank Holdings Inc (b)                4,200                40,656
Central Pacific Financial Corp                 12,600               460,908
Chemical Financial Corp                         5,793               171,936

Commercial Banks
Chittenden Corp                                 2,700                77,463
Citizens Banking Corp (a)                       4,400               115,544
City Bank/Lynnwood WA                           2,600               122,278
City Holding Co                                10,400               414,648
Colonial BancGroup Inc/The (a)                 15,300               374,850
Columbia Banking System Inc                     7,757               248,302
Community Bancorp/NV (b)                        2,200                67,122
Community Bank System Inc                       5,900               130,744
Community Trust Bancorp Inc                     6,963               262,157
Corus Bankshares Inc                           34,300               766,948
Cullen/Frost Bankers Inc                        7,700               445,214
CVB Financial Corp                              4,350                64,249
Farmers Capital Bank Corp                       1,600                54,192
First Bancorp/Puerto Rico (a)                  20,100               222,306
First Charter Corp                              3,200                76,992
First Citizens BancShares Inc/NC                  800               152,880
First Community Bancorp Inc/CA                  4,300               240,585
First Community Bancshares Inc/VA               3,900               130,143
First Regional Bancorp/Los Angeles CA (b)       2,700                91,989
First Republic Bank/San Francisco CA           12,150               517,104
FNB Corp/PA (a)                                 5,200                86,632
FNB Corp/VA (a)                                 2,600                93,626
Fremont General Corp                            5,300                74,147
Great Southern Bancorp Inc                      3,800               106,780
Greater Bay Bancorp                            18,100               510,601
Greene County Bancshares Inc                    1,600                58,496
Hanmi Financial Corp                           44,700               876,120
Heartland Financial USA Inc                     2,300                59,064
Heritage Commerce Corp                          1,100                25,454
Horizon Financial Corp (a)                      2,100                62,706
IBERIABANK Corp                                12,200               744,200
Independent Bank Corp/MI                       12,532               304,271
Independent Bank Corp/Rockland MA              11,700               380,484
Integra Bank Corp                               6,100               154,208
Intervest Bancshares Corp (a)(b)                4,500               196,020
Irwin Financial Corp                           17,200               336,432
ITLA Capital Corp                               1,300                69,888
Lakeland Financial Corp (a)                     1,400                32,914
MainSource Financial Group Inc                  9,192               155,988
MB Financial Inc (a)                            2,650                97,705
MBT Financial Corp                              2,900                43,036
Mercantile Bank Corp                            4,061               160,613
Mid-State Bancshares                            5,900               161,424
Nara Bancorp Inc                                5,500               100,595
National Penn Bancshares Inc (a)                7,416               145,502
Old Second Bancorp Inc                            532                15,939
Oriental Financial Group (a)                    8,270                98,578
Pacific Capital Bancorp                         8,900               240,033
Peoples Bancorp Inc/OH                          4,365               127,589
Prosperity Bancshares Inc                       5,100               173,604
Provident Bankshares Corp                      11,000               407,550
Renasant Corp (a)                               5,250               147,367
Republic Bancorp Inc/KY                         1,272                26,903
Republic Bancorp Inc/MI                        30,120               401,500
R-G Financial Corp                             23,550               175,447
Royal Bancshares of Pennsylvania (a)            1,201                32,535
Santander BanCorp                                 900                17,001
SCBT Financial Corp                             1,050                39,270
Security Bank Corp/GA                           4,200                94,962
Commercial Banks
Sierra Bancorp (a)                                500                15,625
Simmons First National Corp                     4,700               136,347
Southwest Bancorp Inc/Stillwater OK            14,700               379,554
Sterling Bancshares Inc/TX                     24,700               500,175
Sterling Financial Corp/PA (a)                  8,531               187,597
Sterling Financial Corp/WA                     28,320               918,418
Summit Bancshares Inc/TX                        6,200               174,344
SVB Financial Group (b)                         2,900               129,456
Taylor Capital Group Inc                        5,200               153,660
Texas Regional Bancshares Inc                   9,650               371,042
Trico Bancshares                                4,200               103,950
Umpqua Holdings Corp                           15,693               448,820
Union Bankshares Corp/VA                        2,900               128,528
United Bankshares Inc                           3,400               126,548
United Community Banks Inc/GA                   2,800                84,140
W Holding Co Inc                               30,592               180,799
West Coast Bancorp/OR                          18,500               564,990
Whitney Holding Corp                            3,200               114,464
                                                                 -----------
                                                                 18,466,376
                                                                 -----------
Commercial Services (0.47%)
Arbitron Inc                                    1,200                44,412
First Advantage Corp (a)(b)                     5,000               104,300
Startek Inc                                     2,400                29,928
TeleTech Holdings Inc (a)(b)                   16,000               250,080
Vertrue Inc (a)(b)                              7,300               287,036
                                                                 -----------
                                                                    715,756
                                                                 -----------
Commercial Services - Finance (0.26%)
CBIZ Inc (a)(b)                                13,000                94,900
Deluxe Corp (a)                                 5,200                88,920
Dollar Financial Corp (b)                       6,528               142,441
NCO Group Inc (b)                               2,900                76,038
                                                                 -----------
                                                                    402,299
                                                                 -----------
Communications Software (0.32%)
Avid Technology Inc (a)(b)                      3,600               131,112
Digi International Inc (b)                     11,100               149,850
Inter-Tel Inc                                   9,400               203,040
                                                                 -----------
                                                                    484,002
                                                                 -----------
Computer Aided Design (0.24%)
Aspen Technology Inc (a)(b)                    10,600               115,752
Parametric Technology Corp (b)                 14,280               249,329
                                                                 -----------
                                                                    365,081
                                                                 -----------
Computer Services (0.60%)
Ciber Inc (b)                                  16,300               108,069
Covansys Corp (b)                               9,300               159,402
Perot Systems Corp (b)                         22,500               310,275
SI International Inc (a)(b)                     2,500                79,950
SYKES Enterprises Inc (a)(b)                    7,400               150,590
Tyler Technologies Inc (a)(b)                   8,300               107,319
                                                                 -----------
                                                                    915,605
                                                                 -----------
Computer Software (0.05%)
Blackbaud Inc                                   3,600                79,164
                                                                 -----------

Computers (0.24%)
Gateway Inc (a)(b)                             18,300                34,587
Palm Inc (a)(b)                                22,980               334,589
                                                                 -----------
                                                                    369,176
                                                                 -----------

Computers - Integrated Systems (0.89%)
Agilysys Inc                                   18,100               254,124
Brocade Communications Systems Inc (b)         67,600               477,256
Intergraph Corp (b)                             4,500               192,960
Kronos Inc/MA (b)                               1,600                54,544
McData Corp - A Shares (b)                     44,600               224,338
MTS Systems Corp                                2,300                74,382
Radisys Corp (a)(b)                             4,000                85,000
                                                                 -----------
                                                                  1,362,604
                                                                 -----------
Computers - Memory Devices (0.57%)
Hutchinson Technology Inc (a)(b)                6,800               143,004
Imation Corp                                    8,200               329,230
Komag Inc (a)(b)                                6,200               198,152
Quantum Corp (b)                               81,600               177,888
Silicon Storage Technology Inc (b)              7,200                29,664
                                                                 -----------
                                                                    877,938
                                                                 -----------
Computers - Peripheral Equipment (0.21%)
Electronics for Imaging (b)                    13,900               318,032
                                                                 -----------

Computers - Voice Recognition (0.06%)
Talx Corp                                       4,000                98,080
                                                                 -----------

Consulting Services (0.70%)
BearingPoint Inc (a)(b)                        53,500               420,510
Clark Inc                                       3,600                40,572
CRA International Inc (b)                       1,200                57,192
Gartner Inc (a)(b)                             12,900               226,911
MAXIMUS Inc                                     4,100               107,010
Watson Wyatt Worldwide Inc                      5,600               229,152
                                                                 -----------
                                                                  1,081,347
                                                                 -----------
Consumer Products - Miscellaneous (0.75%)
CNS Inc                                         2,500                70,575
Prestige Brands Holdings Inc (a)(b)             3,600                40,104
Spectrum Brands Inc (a)(b)                      4,800                40,512
Tupperware Brands Corp                         48,000               934,080
Yankee Candle Co Inc (a)                        2,400                70,248
                                                                 -----------
                                                                  1,155,519
                                                                 -----------
Containers - Metal & Glass (0.88%)
Greif Inc                                       7,200               576,792
Silgan Holdings Inc                            20,500               769,980
                                                                 -----------
                                                                  1,346,772
                                                                 -----------
Cosmetics & Toiletries (0.17%)
Chattem Inc (a)(b)                              2,300                80,776
Elizabeth Arden Inc (b)                        11,300               182,608
                                                                 -----------
                                                                    263,384
                                                                 -----------
Data Processing & Management (0.20%)
CSG Systems International Inc (b)               7,500               198,225
eFunds Corp (b)                                 3,400                82,212
infoUSA Inc (a)                                 2,700                22,410
                                                                 -----------
                                                                    302,847
                                                                 -----------
Decision Support Software (0.03%)
QAD Inc                                         2,900                23,432
SPSS Inc (b)                                    1,200                29,916
                                                                 -----------
                                                                     53,348
                                                                 -----------

Diagnostic Kits (0.07%)
Biosite Inc (a)(b)                              2,200               101,706
                                                                 -----------

Disposable Medical Products (0.04%)
ICU Medical Inc (a)(b)                          1,200                54,576
                                                                 -----------

Distribution & Wholesale (0.77%)
Brightpoint Inc (b)                            10,260               145,897
Building Material Holding Corp (a)             16,100               418,922
United Stationers Inc (b)                      10,400               483,704
Watsco Inc                                      3,000               138,030
                                                                 -----------
                                                                  1,186,553
                                                                 -----------
Diversified Manufacturing Operations (1.53%)
Actuant Corp                                    3,300               165,330
Acuity Brands Inc                              10,900               494,860
Ameron International Corp                       3,000               199,320
AO Smith Corp                                   8,400               331,212
Barnes Group Inc                               25,200               442,512
EnPro Industries Inc (b)                       13,300               399,798
ESCO Technologies Inc (b)                       1,400                64,456
Griffon Corp (b)                                7,710               184,038
Jacuzzi Brands Inc (a)(b)                       6,000                59,940
                                                                 -----------
                                                                  2,341,466
                                                                 -----------
Diversified Operations & Commercial
Services (0.23%)
Viad Corp                                       7,700               272,657
Volt Information Sciences Inc (b)               2,300                81,765
                                                                 -----------
                                                                    354,422
                                                                 -----------
E-Commerce - Products (0.14%)
FTD Group Inc (a)(b)                           13,800               213,210
                                                                 -----------

Electric - Integrated (2.95%)
Allete Inc (a)                                  3,700               160,765
Avista Corp                                    31,600               748,288
Black Hills Corp (a)                            8,800               295,768
CH Energy Group Inc                             4,100               211,027
Cleco Corp                                     18,300               461,892
El Paso Electric Co (b)                        24,800               554,032
Great Plains Energy Inc                         3,900               120,978
Idacorp Inc                                    13,200               499,092
UIL Holdings Corp                               2,000                75,000
Unisource Energy Corp                          25,000               833,250
Westar Energy Inc                              23,900               561,889
                                                                 -----------
                                                                  4,521,981
                                                                 -----------
Electronic Components -
Miscellaneous (0.58%)
Bel Fuse Inc                                    4,000               128,360
Benchmark Electronics Inc (b)                  13,000               349,440
CTS Corp                                       13,700               188,786
Methode Electronics Inc                         5,400                51,354
Plexus Corp (b)                                 3,100                59,520
Technitrol Inc                                  3,800               113,430
                                                                 -----------
                                                                    890,890
                                                                 -----------
Electronic Components -
Semiconductors (0.75%)
Actel Corp (a)(b)                               5,200                80,860
AMIS Holdings Inc (a)(b)                        5,300                50,297
Amkor Technology Inc (a)(b)                    18,000                92,880
Applied Micro Circuits Corp (b)                37,600               108,664
Conexant Systems Inc (a)(b)                   112,100               224,200

Electronic Components - Semiconductors
DSP Group Inc (b)                               5,100               116,535
Kopin Corp (a)(b)                               1,900                 6,365
Lattice Semiconductor Corp (b)                 14,000                95,480
ON Semiconductor Corp (b)                      14,500                85,260
Portalplayer Inc (a)(b)                         2,500                28,200
Silicon Image Inc (b)                           3,800                48,336
Skyworks Solutions Inc (b)                     23,300               120,927
Zoran Corp (b)                                  6,200                99,696
                                                                 -----------
                                                                  1,157,700
                                                                 -----------
Electronic Design Automation (0.23%)
Magma Design Automation Inc (a)(b)              8,500                77,350
Mentor Graphics Corp (a)(b)                    19,800               278,784
                                                                 -----------
                                                                    356,134
                                                                 -----------
Electronic Measurement Instruments (0.02%)
Molecular Devices Corp (a)(b)                   2,000                36,980
                                                                 -----------

E-Marketing & Information (0.03%)
Netratings Inc (b)                              3,500                49,805
                                                                 -----------

Energy - Alternate Sources (0.01%)
Quantum Fuel Systems Technologies
World (a)(b)                                    8,100                16,038
                                                                 -----------

Engineering - Research & Development
Services (0.23%)
EMCOR Group Inc (b)                             2,700               148,068
Shaw Group Inc/The (a)(b)                       3,200                75,648
URS Corp (b)                                    3,200               124,448
                                                                 -----------
                                                                    348,164
                                                                 -----------
Enterprise Software & Services (0.79%)
JDA Software Group Inc (b)                     12,200               188,124
Lawson Software Inc (a)(b)                     27,400               198,650
Mantech International Corp (b)                  3,800               125,438
Sybase Inc (b)                                 27,800               673,872
SYNNEX Corp (a)(b)                              1,000                23,010
                                                                 -----------
                                                                  1,209,094
                                                                 -----------
Environmental Consulting &
Engineering (0.01%)
Tetra Tech Inc (b)                              1,000                17,420
                                                                 -----------

Fiduciary Banks (0.07%)
Boston Private Financial Holdings Inc (a)       3,600               100,368
                                                                 -----------

Finance - Consumer Loans (0.59%)
Asta Funding Inc                                3,100               116,219
Ocwen Financial Corp (a)(b)                     9,600               143,040
World Acceptance Corp (a)(b)                   14,600               642,108
                                                                 -----------
                                                                    901,367
                                                                 -----------
Finance - Credit Card (0.35%)
Advanta Corp - B Shares                         8,800               324,720
CompuCredit Corp (a)(b)                         6,900               208,449
                                                                 -----------
                                                                    533,169
                                                                 -----------
Finance - Investment Banker & Broker (0.77%)
Greenhill & Co Inc (a)                            400                26,808
Investment Technology Group Inc (b)             1,900                85,025
Jefferies Group Inc                             3,400                96,900
Knight Capital Group Inc (a)(b)                36,700               667,940
LaBranche & Co Inc (a)(b)                      13,800               143,106

Finance - Investment Banker & Broker
Piper Jaffray Cos (b)                           2,600               157,612
                                                                 -----------
                                                                  1,177,391
                                                                 -----------
Finance - Leasing Company (0.20%)
Financial Federal Corp                          7,350               196,980
Marlin Business Services Corp (a)(b)            5,100               106,590
                                                                 -----------
                                                                    303,570
                                                                 -----------
Finance - Mortgage Loan/Banker (0.32%)
Accredited Home Lenders Holding Co (b)          5,700               204,858
CharterMac                                      8,000               159,680
Doral Financial Corp (a)                       11,000                72,490
Federal Agricultural Mortgage Corp              2,200                58,234
                                                                 -----------
                                                                    495,262
                                                                 -----------
Finance - Other Services (0.01%)
eSpeed Inc (b)                                  1,000                 9,200
                                                                 -----------

Food - Baking (0.21%)
Flowers Foods Inc (a)                          11,925               320,544
                                                                 -----------

Food - Canned (0.08%)
TreeHouse Foods Inc (b)                         5,300               125,345
                                                                 -----------

Food - Meat Products (0.02%)
Premium Standard Farms Inc                      1,600                30,480
                                                                 -----------

Food - Miscellaneous/Diversified (0.38%)
Chiquita Brands International Inc (a)          18,700               250,206
J&J Snack Foods Corp                            2,500                77,750
Ralcorp Holdings Inc (b)                        5,400               260,442
                                                                 -----------
                                                                    588,398
                                                                 -----------
Food - Retail (0.04%)
Ruddick Corp                                    2,500                65,075
                                                                 -----------

Food - Wholesale & Distribution (0.30%)
Nash Finch Co (a)                               2,500                58,825
Performance Food Group Co (b)                   2,700                75,843
Spartan Stores Inc                             19,200               324,480
                                                                 -----------
                                                                    459,148

                                                                 -----------
Footwear & Related Apparel (0.29%)
Deckers Outdoor Corp (a)(b)                     1,900                89,908
Skechers U.S.A. Inc (b)                        11,200               263,312
Wolverine World Wide Inc                        3,300                93,423
                                                                 -----------
                                                                    446,643
                                                                 -----------
Funeral Services & Related Items (0.24%)
Alderwoods Group Inc (b)                        7,100               140,793
Stewart Enterprises Inc                        38,800               227,368
                                                                 -----------
                                                                    368,161
                                                                 -----------
Gas - Distribution (2.38%)
Atmos Energy Corp                               3,500                99,925
Laclede Group Inc/The                          12,500               401,000
New Jersey Resources Corp                      16,200               798,660
Nicor Inc                                      10,100               431,876
Northwest Natural Gas Co                        9,300               365,304
Piedmont Natural Gas Co (a)                     3,300                83,523
South Jersey Industries Inc                    19,800               592,218
Southwest Gas Corp                             23,500               783,020

Gas - Distribution
WGL Holdings Inc                                3,100                97,154
                                                                 -----------
                                                                  3,652,680
                                                                 -----------
Health Care Cost Containment (0.04%)
Healthspring Inc (a)(b)                         3,200                61,600
                                                                 -----------

Home Furnishings (0.57%)
Ethan Allen Interiors Inc                       7,700               266,882
Furniture Brands International Inc (a)         17,700               337,008
Kimball International Inc                       8,200               158,260
Sealy Corp (a)                                  9,200               120,152
                                                                 -----------
                                                                    882,302
                                                                 -----------
Human Resources (0.37%)
AMN Healthcare Services Inc (b)                   600                14,250
Hewitt Associates Inc (a)(b)                    3,100                75,206
Kforce Inc (b)                                  9,400               112,142
MPS Group Inc (b)                              10,350               156,389
Spherion Corp (b)                              28,600               204,490
                                                                 -----------
                                                                    562,477
                                                                 -----------
Identification Systems - Development (0.14%)
Checkpoint Systems Inc (b)                     11,600               191,516
Paxar Corp (a)(b)                               1,100                21,978
                                                                 -----------
                                                                    213,494
                                                                 -----------
Instruments - Controls (0.17%)
Watts Water Technologies Inc                    8,100               257,256
                                                                 -----------

Internet Application Software (0.16%)
Interwoven Inc (b)                             14,000               154,420
Stellent Inc (a)                                3,500                37,940
Vignette Corp (b)                               4,400                59,576
                                                                 -----------
                                                                    251,936
                                                                 -----------
Internet Connectivity Services (0.01%)
Redback Networks Inc (a)(b)                     1,600                22,208
                                                                 -----------

Internet Content - Information &
News (0.09%)
Harris Interactive Inc (b)                     11,000                67,100
ProQuest Co (a)(b)                              5,300                69,006
                                                                 -----------
                                                                    136,106
                                                                 -----------
Internet Infrastructure Equipment (0.32%)
Avocent Corp (b)                               16,200               487,944
                                                                 -----------

Internet Infrastructure Software (0.14%)
TIBCO Software Inc (a)(b)                      23,200               208,336
                                                                 -----------

Internet Security (0.21%)
Internet Security Systems (b)                     900                24,984
Ipass Inc (a)(b)                                6,800                31,824
Secure Computing Corp (a)(b)                   11,700                74,061
SonicWALL Inc (b)                              17,500               191,100
                                                                 -----------
                                                                    321,969
                                                                 -----------
Investment Companies (0.41%)
MCG Capital Corp (a)                           11,600               189,428
Medallion Financial Corp                        7,100                78,313
Technology Investment Capital Corp (a)         24,679               361,054
                                                                 -----------
                                                                    628,795
                                                                 -----------

Investment Management & Advisory
Services (0.14%)
Calamos Asset Management Inc                    3,300                96,756
National Financial Partners Corp                2,800               114,884
                                                                 -----------
                                                                    211,640
                                                                 -----------
Lasers - Systems & Components (0.28%)
Coherent Inc (b)                                6,100               211,426
Cymer Inc (b)                                   1,400                61,474
Electro Scientific Industries Inc (b)           1,300                26,780
Rofin-Sinar Technologies Inc (b)                2,200               133,694
                                                                 -----------
                                                                    433,374
                                                                 -----------
Leisure & Recreation Products (0.18%)
K2 Inc (b)                                     23,500               275,655
                                                                 -----------

Life & Health Insurance (0.81%)
Delphi Financial Group                         24,950               995,006
Phoenix Cos Inc/The                             9,600               134,400
Universal American Financial Corp (b)           6,800               109,276
                                                                 -----------
                                                                  1,238,682

                                                                 -----------
Machinery - Construction & Mining (0.04%)
Astec Industries Inc (b)                        2,500                63,125
                                                                 -----------

Machinery - Electrical (0.28%)
Regal-Beloit Corp                               9,900               430,650
                                                                 -----------

Machinery - Farm (0.04%)
Gehl Co (b)                                     2,300                61,594
                                                                 -----------

Machinery - General Industry (1.11%)
Applied Industrial Technologies Inc            38,150               930,860
Gardner Denver Inc (b)                          3,500               115,780
Kadant Inc (b)                                    800                19,648
Sauer-Danfoss Inc                               4,000                95,920
Tennant Co                                      4,600               111,964
Wabtec Corp                                    15,700               425,941
                                                                 -----------
                                                                  1,700,113
                                                                 -----------
Machinery - Material Handling (0.24%)
Cascade Corp                                    4,200               191,730
NACCO Industries Inc                            1,300               176,683
                                                                 -----------
                                                                    368,413
                                                                 -----------
Machinery - Pumps (0.01%)
Tecumseh Products Co (b)                        1,000                15,210
                                                                 -----------

Medical  - Outpatient & Home Medical
Care (0.04%)
Apria Healthcare Group Inc (b)                  3,400                67,116
                                                                 -----------

Medical - Biomedical/Gene (0.56%)
Applera Corp - Celera Genomics Group (b)        4,200                58,464
Arena Pharmaceuticals Inc (a)(b)                3,500                41,930
Bio-Rad Laboratories Inc (b)                    5,000               353,650
Lifecell Corp (a)(b)                            5,900               190,098
Martek Biosciences Corp (a)(b)                    400                 8,604
Myogen Inc (a)(b)                               3,300               115,764
Nektar Therapeutics (a)(b)                      6,000                86,460
                                                                 -----------
                                                                    854,970
                                                                 -----------
Medical - Drugs (0.31%)
Adams Respiratory Therapeutics Inc (b)          3,300               120,747

Medical - Drugs
Adolor Corp (b)                                 5,739                79,600
Cubist Pharmaceuticals Inc (a)(b)               5,500               119,570
Sciele Pharma Inc (a)(b)                        4,100                77,244
Valeant Pharmaceuticals International           3,900                77,142
                                                                 -----------
                                                                    474,303
                                                                 -----------
Medical - Generic Drugs (0.32%)
Alpharma Inc                                   11,900               278,341
Perrigo Co                                     12,800               217,216
                                                                 -----------
                                                                    495,557
                                                                 -----------
Medical - HMO (0.51%)
AMERIGROUP Corp (a)(b)                         10,900               322,095
Magellan Health Services Inc (b)                9,000               383,400
Molina Healthcare Inc (a)(b)                    2,300                81,328
                                                                 -----------
                                                                    786,823
                                                                 -----------
Medical - Nursing Homes (0.25%)
Genesis HealthCare Corp (b)                       300                14,289
Kindred Healthcare Inc (b)                     12,200               362,706
                                                                 -----------
                                                                    376,995
                                                                 -----------
Medical - Outpatient & Home Medical
Care (0.09%)
Gentiva Health Services Inc (b)                 4,800                78,912
Res-Care Inc (a)(b)                             3,200                64,288
                                                                 -----------
                                                                    143,200
                                                                 -----------
Medical Information Systems (0.28%)
Computer Programs & Systems Inc (a)             2,700                88,479
Per-Se Technologies Inc (a)(b)                 15,100               343,978
                                                                 -----------
                                                                    432,457
                                                                 -----------
Medical Instruments (0.12%)
Conmed Corp (a)(b)                              7,900               166,769
SurModics Inc (a)(b)                              400                14,048
                                                                 -----------
                                                                    180,817
                                                                 -----------
Medical Laser Systems (0.10%)
LCA-Vision Inc (a)                              3,800               156,978
                                                                 -----------

Medical Products (0.42%)
Haemonetics Corp/Mass (b)                       2,400               112,320
HealthTronics Inc (b)                          22,500               138,825
Invacare Corp                                   3,400                79,968
PSS World Medical Inc (a)(b)                   11,700               233,883
Viasys Healthcare Inc (b)                       2,700                73,548
                                                                 -----------
                                                                    638,544
                                                                 -----------
Medical Sterilization Products (0.16%)
STERIS Corp                                    10,200               245,412
                                                                 -----------

Metal - Iron (0.05%)
Gibraltar Industries Inc                        3,700                82,066
                                                                 -----------

Metal Processors & Fabrication (0.93%)
CIRCOR International Inc                        4,800               146,640
Commercial Metals Co                           20,800               422,864
Mueller Industries Inc                          6,300               221,571
NN Inc (a)                                     11,600               137,228
Quanex Corp                                    16,475               500,016
                                                                 -----------
                                                                  1,428,319
                                                                 -----------
Miscellaneous Manufacturers (0.18%)
Freightcar America Inc (a)                      1,400                74,200

Miscellaneous Manufacturers
Reddy Ice Holdings Inc                          8,300               200,860
                                                                 -----------
                                                                    275,060
                                                                 -----------
Motion Pictures & Services (0.11%)
Macrovision Corp (a)(b)                         7,000               165,830
                                                                 -----------

MRI - Medical Diagnostic Imaging (0.04%)
Alliance Imaging Inc (b)                        8,300                64,823
                                                                 -----------

Multi-Line Insurance (0.11%)
Direct General Corp                             4,800                64,608
Horace Mann Educators Corp                      5,400               103,842
                                                                 -----------
                                                                    168,450
                                                                 -----------
Multimedia (0.18%)
Entravision Communications Corp (b)             7,800                58,032
Journal Communications Inc                      9,800               110,446
Media General Inc                               2,700               101,844
                                                                 -----------
                                                                    270,322
                                                                 -----------
Music (0.09%)
Steinway Musical Instruments (b)                4,900               137,200
                                                                 -----------

Networking Products (0.97%)
Adaptec Inc (b)                                20,700                91,287
Aeroflex Inc (b)                               23,600               242,608
Anixter International Inc                       6,600               372,702
Black Box Corp                                  5,100               198,492
Foundry Networks Inc (a)(b)                    12,700               167,005
Hypercom Corp (b)                               7,500                50,850
Netgear Inc (b)                                 3,200                65,888
Polycom Inc (a)(b)                              8,900               218,317
SafeNet Inc (a)(b)                              4,776                86,875
                                                                 -----------
                                                                  1,494,024
                                                                 -----------
Non-Ferrous Metals (0.17%)
USEC Inc                                       26,800               258,352
                                                                 -----------

Non-Hazardous Waste Disposal (0.02%)
Waste Services Inc (a)(b)                       3,866                35,335
                                                                 -----------

Office Automation & Equipment (0.25%)
Global Imaging Systems Inc (b)                  1,200                26,484
IKON Office Solutions Inc                      26,700               358,848
                                                                 -----------
                                                                    385,332
                                                                 -----------
Office Supplies & Forms (0.26%)
Ennis Inc                                       3,400                73,610
John H Harland Co                               9,000               328,050
                                                                 -----------
                                                                    401,660
                                                                 -----------
Oil - Field Services (1.04%)
Basic Energy Services Inc (a)(b)                3,700                90,280
Hanover Compressor Co (a)(b)                    5,200                94,744
Helix Energy Solutions Group Inc (a)(b)           741                24,749
Oil States International Inc (b)               11,700               321,750
RPC Inc                                         7,675               140,606
Trico Marine Services Inc (b)                  17,500               590,625
Union Drilling Inc (a)(b)                       7,000                77,000
Universal Compression Holdings Inc (b)          4,850               259,233
                                                                 -----------
                                                                  1,598,987
                                                                 -----------

Oil & Gas Drilling (0.04%)
Parker Drilling Co (b)                          9,200                65,136
                                                                 -----------

Oil Company - Exploration &
Production (1.47%)
Bois d'Arc Energy Inc (a)(b)                    5,900                90,270
Callon Petroleum Co (b)                        11,600               157,296
Cimarex Energy Co (a)                           3,900               137,241
Comstock Resources Inc (b)                      7,000               190,050
Edge Petroleum Corp (b)                         4,200                69,174
Energy Partners Ltd (a)(b)                      8,000               197,200
Harvest Natural Resources Inc (b)              12,000               124,200
Houston Exploration Co (b)                      5,900               325,385
PetroHawk Energy Corp (b)                       9,300                96,534
Rosetta Resources Inc (b)                       1,500                25,755
Stone Energy Corp (b)                          10,100               408,848
Swift Energy Co (b)                            10,300               430,746
                                                                 -----------
                                                                  2,252,699
                                                                 -----------
Oil Field Machinery & Equipment (0.35%)
Dril-Quip Inc (a)(b)                            1,400                94,752
Lone Star Technologies Inc (b)                  3,900               188,682
Maverick Tube Corp (a)(b)                       4,000               259,320
                                                                 -----------
                                                                    542,754
                                                                 -----------
Oil Refining & Marketing (0.27%)
Alon USA Energy Inc                             3,000                88,470
Giant Industries Inc (b)                        2,400               194,880
Western Refining Inc                            5,900               137,116
                                                                 -----------
                                                                    420,466
                                                                 -----------
Optical Supplies (0.04%)
Oakley Inc                                      3,800                64,790
                                                                 -----------

Paper & Related Products (0.41%)
Glatfelter                                      7,000                94,850
Potlatch Corp                                   1,636                60,696
Rock-Tenn Co                                   13,400               265,320
Schweitzer-Mauduit International Inc           11,100               210,678
                                                                 -----------
                                                                    631,544
                                                                 -----------
Physician Practice Management (0.21%)
Pediatrix Medical Group Inc (b)                 7,000               319,200
                                                                 -----------

Power Converter & Supply Equipment (0.06%)
Advanced Energy Industries Inc (b)              5,700                97,128
                                                                 -----------

Printing - Commercial (0.23%)
Banta Corp                                      1,000                47,600
Consolidated Graphics Inc (b)                   4,000               240,680
Valassis Communications Inc (b)                 4,000                70,600
                                                                 -----------
                                                                    358,880
                                                                 -----------
Private Corrections (0.23%)
Geo Group Inc/The (b)                           8,300               350,675
                                                                 -----------

Property & Casualty Insurance (3.52%)
American Physicians Capital Inc (b)             2,800               135,464
Argonaut Group Inc (b)                         16,000               496,480
Harleysville Group Inc                          4,600               160,954
Infinity Property & Casualty Corp               6,100               250,893
LandAmerica Financial Group Inc (a)            11,900               782,901
Navigators Group Inc (b)                        5,100               244,851

Property & Casualty Insurance
Ohio Casualty Corp                             15,000               388,050
PMA Capital Corp (b)                           48,300               426,006
ProAssurance Corp (b)                             900                44,352
RLI Corp                                        1,400                71,106
Safety Insurance Group Inc                     10,800               525,528
SeaBright Insurance Holdings Inc (b)            7,200               100,584
Selective Insurance Group                       8,000               420,880
State Auto Financial Corp                       3,300               100,815
Stewart Information Services Corp (a)          10,300               358,131
Zenith National Insurance Corp                 22,600               901,514
                                                                 -----------
                                                                  5,408,509
                                                                 -----------
Publicly Traded Investment Fund (0.31%)
iShares Russell 2000 Value Index Fund           6,500               479,050
                                                                 -----------

Publishing - Books (0.26%)
Scholastic Corp (b)                            13,000               404,950
                                                                 -----------

Publishing - Newspapers (0.53%)
Journal Register Co                             9,600                54,432
Lee Enterprises Inc (a)                        29,800               752,152
                                                                 -----------
                                                                    806,584
                                                                 -----------
Radio (0.68%)
Cox Radio Inc (b)                              22,300               342,305
Entercom Communications Corp                   12,600               317,520
Radio One Inc - Class D (b)                    44,100               275,625
Westwood One Inc                               16,200               114,696
                                                                 -----------
                                                                  1,050,146
                                                                 -----------
Real Estate Magagement & Services (0.03%)
Housevalues Inc (a)(b)                          7,800                45,552
                                                                 -----------

Recycling (0.04%)
Metal Management Inc                            2,400                66,816
                                                                 -----------

Reinsurance (0.17%)
Odyssey Re Holdings Corp (a)                    4,900               165,522
Platinum Underwriters Holdings Ltd (a)          2,900                89,407
                                                                 -----------
                                                                    254,929
                                                                 -----------
REITS - Apartments (1.07%)
Mid-America Apartment Communities Inc          16,700             1,022,374
Post Properties Inc                            13,200               627,264
                                                                 -----------
                                                                  1,649,638
                                                                 -----------
REITS - Diversified (1.34%)
CentraCore Properties Trust                     2,300                73,025
Entertainment Properties Trust                  3,100               152,892
Lexington Corporate Properties Trust           54,730             1,159,181
Spirit Finance Corp                            57,400               666,414
                                                                 -----------
                                                                  2,051,512
                                                                 -----------
REITS - Healthcare (0.77%)
Health Care REIT Inc (a)                        2,900               116,029
LTC Properties Inc                              9,500               230,375
National Health Investors Inc                   7,900               223,807
Omega Healthcare Investors Inc                  8,800               132,088
Senior Housing Properties Trust                22,500               480,150
                                                                 -----------
                                                                  1,182,449
                                                                 -----------

REITS - Hotels (2.76%)
Ashford Hospitality Trust Inc                  21,000               250,530
Equity Inns Inc                                25,200               401,184
FelCor Lodging Trust Inc                       71,600             1,435,580
Hersha Hospitality Trust                       13,200               126,720
Highland Hospitality Corp                      13,600               194,888
Innkeepers USA Trust                           37,000               602,730
LaSalle Hotel Properties                        8,100               351,054
Sunstone Hotel Investors Inc                   21,400               636,008
Winston Hotels Inc                             18,600               229,152
                                                                 -----------
                                                                  4,227,846
                                                                 -----------
REITS - Mortgage (1.50%)
American Home Mortgage Investment Corp         19,659               685,509
Anthracite Capital Inc                         42,500               546,550
Capital Trust Inc/NY                            3,900               158,847
IMPAC Mortgage Holdings Inc                    20,700               193,959
MFA Mortgage Investments Inc                   12,837                95,636
Newcastle Investment Corp                       3,300                90,453
RAIT Investment Trust (a)                      18,200               525,070
                                                                 -----------
                                                                  2,296,024
                                                                 -----------
REITS - Office Property (1.49%)
BioMed Realty Trust Inc                        17,400               527,916
Brandywine Realty Trust                         2,700                87,885
Columbia Equity Trust Inc                       3,000                49,950
Glenborough Realty Trust Inc                    9,100               234,143
Government Properties Trust Inc                13,500               121,770
Kilroy Realty Corp                              8,700               655,458
Maguire Properties Inc                          5,900               240,366
Parkway Properties Inc/Md                       8,000               371,920
                                                                 -----------
                                                                  2,289,408
                                                                 -----------
REITS - Regional Malls (0.72%)
Pennsylvania Real Estate Investment Trust      25,800             1,098,306
                                                                 -----------

REITS - Shopping Centers (0.49%)
Cedar Shopping Centers Inc                      8,500               137,445
Equity One Inc (a)                              2,700                64,719
Kite Realty Group Trust                         4,200                71,568
Saul Centers Inc                               10,500               472,500
                                                                 -----------
                                                                    746,232
                                                                 -----------
REITS - Single Tenant (0.16%)
National Retail Properties Inc (a)              6,700               144,720
Realty Income Corp                              4,100               101,311
                                                                 -----------
                                                                    246,031
                                                                 -----------
REITS - Storage (0.05%)
Extra Space Storage Inc                         4,000                69,240
                                                                 -----------

REITS - Warehouse & Industrial (0.29%)
First Potomac Realty Trust (a)                 14,500               438,190
                                                                 -----------

Rental - Auto & Equipment (0.55%)
Aaron Rents Inc (a)                             7,725               177,521
Dollar Thrifty Automotive Group (b)             8,100               361,017
Electro Rent Corp (a)(b)                        3,600                61,236
Rent-A-Center Inc/TX (b)                        8,200               240,178
                                                                 -----------
                                                                    839,952
                                                                 -----------
Retail - Apparel & Shoe (2.33%)
Brown Shoe Co Inc                              17,900               641,536

Retail - Apparel & Shoe
Cache Inc. (b)                                  3,500                62,615
Cato Corp/The                                   4,700               102,977
Charming Shoppes Inc (a)(b)                    70,000               999,600
Childrens Place Retail Stores Inc/The (a)(b)    1,410                90,282
Dress Barn Inc (b)                              5,800               126,556
Genesco Inc (a)(b)                              6,400               220,608
Kenneth Cole Productions Inc                    4,600               112,102
Payless Shoesource Inc (b)                     15,500               385,950
Shoe Carnival Inc (a)(b)                        2,600                65,572
Stage Stores Inc                               12,050               353,547
Stein Mart Inc (a)                              6,100                92,781
Tween Brands Inc (a)(b)                         8,600               323,360
                                                                 -----------
                                                                  3,577,486

                                                                 -----------
Retail - Auto Parts (0.11%)
CSK Auto Corp (b)                              12,400               174,840
                                                                 -----------

Retail - Automobile (1.18%)
Asbury Automotive Group Inc                    23,800               490,280
Group 1 Automotive Inc                         10,000               499,000
Lithia Motors Inc                              25,300               625,416
Sonic Automotive Inc (a)                        8,600               198,574
                                                                 -----------
                                                                  1,813,270
                                                                 -----------
Retail - Computer Equipment (0.23%)
Insight Enterprises Inc (b)                     9,500               195,795
Systemax Inc (b)                                9,700               155,394
                                                                 -----------
                                                                    351,189
                                                                 -----------
Retail - Convenience Store (0.27%)
Casey's General Stores Inc                     11,600               258,332
Pantry Inc/The (a)(b)                           2,700               152,199
                                                                 -----------
                                                                    410,531
                                                                 -----------
Retail - Discount (0.14%)
Big Lots Inc (a)(b)                            11,000               217,910
                                                                 -----------

Retail - Drug Store (0.06%)
Longs Drug Stores Corp                          2,000                92,020
                                                                 -----------

Retail - Hypermarkets (0.10%)
Smart & Final Inc (b)                           9,100               155,337
                                                                 -----------

Retail - Jewelry (0.13%)
Movado Group Inc (a)                            7,700               195,734
                                                                 -----------

Retail - Pawn Shops (0.51%)
Cash America International Inc                 19,900               777,692
                                                                 -----------

Retail - Regional Department Store (0.12%)
Bon-Ton Stores Inc/The                          1,100                32,714
Retail Ventures Inc (a)(b)                      9,500               146,395
                                                                 -----------
                                                                    179,109
                                                                 -----------
Retail - Restaurants (1.30%)
Applebees International Inc                     3,029                65,154
Bob Evans Farms Inc                               100                 3,028
Domino's Pizza Inc                             18,600               477,090
Jack in the Box Inc (b)                        14,300               746,174
Landry's Restaurants Inc (a)                    5,400               162,810
McCormick & Schmick's Seafood Restaurant (b)    3,200                71,968
Retail - Restaurants
Morton's Restaurant Group Inc (b)               4,100                63,181
O'Charleys Inc (b)                              5,100                96,747
Papa John's International Inc (b)               7,500               270,825
Ryan's Restaurant Group Inc (b)                 2,650                42,055
                                                                 -----------
                                                                  1,999,032
                                                                 -----------
Retail - Toy Store (0.04%)
Build-A-Bear Workshop Inc (a)(b)                3,000                68,310
                                                                 -----------

Retail - Video Rental (0.04%)
Blockbuster Inc (a)                            15,900                61,056
                                                                 -----------

Rubber & Plastic Products (0.19%)
Myers Industries Inc                           17,200               292,400
                                                                 -----------

Savings & Loans - Thrifts (2.42%)
Bankunited Financial Corp                      14,400               375,408
Berkshire Hills Bancorp Inc                       400                14,236
Commercial Capital Bancorp Inc                  3,599                57,368
Dime Community Bancshares                       8,925               131,465
Downey Financial Corp                           5,200               346,008
First Financial Holdings Inc                    2,500                85,550
First Niagara Financial Group Inc              43,846               639,275
First Place Financial Corp/OH                   5,500               124,630
FirstFed Financial Corp (a)(b)                  5,900               334,648
Flagstar Bancorp Inc                            9,400               136,770
KNBT Bancorp Inc                                4,400                70,752
MAF Bancorp Inc                                 8,118               335,192
NewAlliance Bancshares Inc                      6,500                95,225
Partners Trust Financial Group Inc             16,500               176,715
Provident Financial Services Inc                5,700               105,507
TierOne Corp                                    9,000               305,370
United Community Financial Corp/OH             11,700               144,144
WSFS Financial Corp                             3,700               230,103
                                                                 -----------
                                                                  3,708,366
                                                                 -----------
Seismic Data Collection (0.28%)
Veritas DGC Inc (a)(b)                          6,600               434,412
                                                                 -----------

Semiconductor Component - Integrated
Circuits (0.33%)
Cirrus Logic Inc (b)                           12,300                89,667
Emulex Corp (b)                                10,800               196,236
Genesis Microchip Inc (a)(b)                    3,200                37,664
Pericom Semiconductor Corp (a)(b)               2,900                28,275
Standard Microsystems Corp (b)                  5,500               156,310
                                                                 -----------
                                                                    508,152
                                                                 -----------
Semiconductor Equipment (1.04%)
Asyst Technologies Inc (a)(b)                  20,300               137,228
Axcelis Technologies Inc (b)                   17,600               124,256
Brooks Automation Inc (b)                      17,300               225,765
Cabot Microelectronics Corp (b)                 2,900                83,578
Cohu Inc                                        5,700               101,631
Credence Systems Corp (b)                      10,900                31,065
Entegris Inc (a)(b)                            28,039               305,905
Kulicke & Soffa Industries Inc (a)(b)           9,100                80,444
LTX Corp (a)(b)                                24,600               123,246
Mattson Technology Inc (b)                      9,700                80,510
MKS Instruments Inc (b)                         9,700               197,007

Semiconductor Equipment
Photronics Inc (b)                              7,200               101,736
                                                                 -----------
                                                                  1,592,371
                                                                 -----------
Software Tools (0.07%)
Altiris Inc (b)                                 5,300               111,777
                                                                 -----------

Steel - Producers (0.72%)
Chaparral Steel Co                             10,800               367,848
Reliance Steel & Aluminum Co                    2,700                86,778
Ryerson Inc (a)                                 7,000               153,230
Schnitzer Steel Industries Inc (a)              3,150                99,351
Steel Dynamics Inc                              6,700               338,015
Steel Technologies Inc                          2,900                56,927
                                                                 -----------
                                                                  1,102,149
                                                                 -----------
Steel - Specialty (0.11%)
Oregon Steel Mills Inc (b)                      3,400               166,158
                                                                 -----------

Steel Pipe & Tube (0.59%)
NS Group Inc (b)                                5,200               335,660
Valmont Industries Inc                         10,800               564,300
                                                                 -----------
                                                                    899,960
                                                                 -----------
Telecommunication Equipment (0.48%)
Adtran Inc                                      3,300                78,672
Andrew Corp (b)                                 8,600                79,378
Arris Group Inc (b)                             7,200                82,512
CommScope Inc (a)(b)                            9,800               322,028
Ditech Networks Inc (b)                         6,100                47,031
North Pittsburgh Systems Inc                      800                20,136
Utstarcom Inc (a)(b)                            8,200                72,734
Westell Technologies Inc (b)                   16,100                33,649
                                                                 -----------
                                                                    736,140
                                                                 -----------
Telecommunication Equipment - Fiber
Optics (0.24%)
C-COR Inc (a)(b)                                4,100                35,178
Finisar Corp (a)(b)                            12,200                44,286
MRV Communications Inc (a)(b)                   7,000                19,320
Newport Corp (b)                               11,800               192,340
Optical Communication Products Inc (b)         12,300                24,231
Sycamore Networks Inc (b)                      13,400                50,652
                                                                 -----------
                                                                    366,007

                                                                 -----------
Telecommunication Services (0.69%)
Commonwealth Telephone Enterprises Inc (a)      3,000               123,690
Consolidated Communications Holdings Inc        5,400               101,034
Lightbridge Inc (b)                             5,900                69,148
Mastec Inc (a)(b)                              10,500               116,235
NeuStar Inc (a)(b)                              4,000               111,000
Premiere Global Services Inc (b)               56,400               489,552
Time Warner Telecom Inc (a)(b)                  2,700                51,327
                                                                 -----------
                                                                  1,061,986
                                                                 -----------
Telephone - Integrated (1.57%)
Broadwing Corp (a)(b)                          13,930               175,797
Cincinnati Bell Inc (b)                       129,300               623,226
CT Communications Inc (a)                      17,700               384,444
General Communication Inc (b)                  10,800               133,812
SureWest Communications                         2,700                52,569
Talk America Holdings Inc (a)(b)                7,800                74,100
Windstream Corp                                73,600               970,784
                                                                 -----------
                                                                  2,414,732
                                                                 -----------

                                                                 -----------
Television (0.03%)
Lin TV Corp (a)(b)                              2,200                17,116
Sinclair Broadcast Group Inc                    3,500                27,475
                                                                 -----------
                                                                     44,591
                                                                 -----------
Textile - Apparel (0.04%)
Perry Ellis International Inc (b)               2,100                64,848
                                                                 -----------

Theaters (0.03%)
Carmike Cinemas Inc (a)                         3,000                51,540
                                                                 -----------

Therapeutics (0.40%)
Atherogenics Inc (a)(b)                         3,889                51,218
AVANIR Pharmaceuticals (a)(b)                  15,700               108,644
Cypress Bioscience Inc (a)(b)                  16,000               116,800
Nuvelo Inc (b)                                  3,100                56,544
Progenics Pharmaceuticals Inc (b)               4,700               110,262
Renovis Inc (a)(b)                              4,100                56,416
United Therapeutics Corp (a)(b)                 2,100               110,334
                                                                 -----------
                                                                    610,218
                                                                 -----------
Tobacco (0.18%)
Alliance One International Inc                 26,300               107,830
Universal Corp/Richmond VA                      4,800               175,344
                                                                 -----------
                                                                    283,174
                                                                 -----------
Toys (0.21%)
Jakks Pacific Inc (a)(b)                       13,600               242,488
Marvel Entertainment Inc (a)(b)                 3,050                73,627
                                                                 -----------
                                                                    316,115
                                                                 -----------
Transport - Equipment & Leasing (0.15%)
Amerco Inc (b)                                  2,200               163,130
Greenbrier Cos Inc (a)                          2,200                63,822
                                                                 -----------
                                                                    226,952
                                                                 -----------
Transport - Rail (0.47%)
Genesee & Wyoming Inc (a)(b)                   23,725               550,895
RailAmerica Inc (b)                            15,700               171,444
                                                                 -----------
                                                                    722,339
                                                                 -----------
Transport - Services (0.19%)
Bristow Group Inc (a)(b)                        3,900               134,160
Pacer International Inc                         4,300               119,368
SIRVA Inc (b)                                  15,500                41,230
                                                                 -----------
                                                                    294,758
                                                                 -----------
Transport - Truck (0.21%)
Arkansas Best Corp                              1,400                60,242
Marten Transport Ltd (a)(b)                       250                 4,272
Old Dominion Freight Line (b)                   2,700                81,081
Saia Inc (a)(b)                                 2,750                89,650
US Xpress Enterprises Inc (b)                   1,800                41,670
Werner Enterprises Inc                          2,507                46,906
                                                                 -----------
                                                                    323,821
                                                                 -----------
Vitamins & Nutrition Products (0.39%)
NBTY Inc (b)                                   20,200               591,254
                                                                 -----------

Water (0.16%)
American States Water Co                        3,000               114,750
California Water Service Group                  3,000               110,790
SJW Corp (a)                                      600                17,946
                                                                 -----------
                                                                    243,486
                                                                 -----------

Web Portals (0.32%)
Earthlink Inc (a)(b)                           14,600               106,142
United Online Inc                              31,050               378,189
                                                                 -----------
                                                                    484,331
                                                                 -----------
Wire & Cable Products (0.55%)
Belden CDT Inc                                  6,800               259,964
Encore Wire Corp (a)(b)                         4,150               146,454
General Cable Corp (b)                          9,600               366,816
Superior Essex Inc (b)                          1,900                65,075
                                                                 -----------
                                                                    838,309
                                                                 -----------
Wireless Equipment (0.34%)
EMS Technologies Inc (b)                        2,800                52,584
Powerwave Technologies Inc (a)(b)              20,900               158,840
RF Micro Devices Inc (a)(b)                    35,900               272,122
Spectralink Corp (a)                            5,000                41,050
                                                                 -----------
                                                                    524,596
                                                                 -----------
TOTAL COMMON STOCKS                                             $47,921,814
                                                                 -----------
                                            Principal
                                             Amount              lue
                                            ---------- ---------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.18%)
U.S. Treasury (0.18%)
2.88%, 11/30/2006 (c)                         280,000               279,059
                                                                 -----------
TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS                                              $   279,059
                                                                 -----------
MONEY MARKET FUNDS (16.49%)
Money Center Banks (16.49%)
BNY Institutional Cash Reserve Fund (d)    25,304,000            25,304,000
                                                                 -----------
TOTAL MONEY MARKET FUNDS                                        $25,304,000
                                                                 -----------
Total Investments                                              $173,504,873
Liabilities in Excess of Other Assets,
  Net - (13.07)%                                                (20,056,827)
                                                                 -----------
TOTAL NET ASSETS - 100.00%                                     $153,448,046
                                                                 ===========
                                                                 -----------

                                                                 ===========

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $279,059 or 0.18% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $           28,455,253
Unrealized Depreciation                                   (8,143,378)
                                                  --------------------
Net Unrealized Appreciation (Depreciation)                 20,311,875
Cost for federal income tax purposes                      153,192,998


                          SCHEDULE OF FUTURES CONTRACTS
                                                    Current      Unrealized
                             Number of  Original    Market      Appreciation/
Type                         Contracts   Value       Value     (Depreciation)
--------------------------------------------------------------------------------
Buy:
Russell 2000; December 2006     13      $4,704,437  $4,758,650      $54,213

Portfolio Summary (unaudited)
---------------------------------------------------------
Sector                                           Percent
---------------------------------------------------------
Financial                                         49.04%
Industrial                                        12.77%
Consumer, Cyclical                                12.33%
Consumer, Non-cyclical                            10.06%
Communications                                     8.08%
Technology                                         7.41%
Utilities                                          5.49%
Basic Materials                                    3.93%
Energy                                             3.47%
Funds                                              0.31%
Government                                         0.18%
Liabilities in Excess of Other Assets, Net      (-13.07%)
                                       --------------------
TOTAL NET ASSETS                                 100.00%
                                       ====================

Other Assets Summary (unaudited)
---------------------------------------------------------
Asset Type                                       Percent
---------------------------------------------------------
Futures                                            3.10%


     The Account's schedules of investments as of September 30, 2006 have not been audited. This report is provided for the general information of the Account's shareholders. For more information regarding the Account and its holdings, please see the Account' prospectus and annual report.




ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Fund, Inc.
-----------------------------------------------------------------------



By           /s/ Ralph C. Eucher
    -------------------------------------------------------------------
    Ralph C. Eucher, President and CEO

Date         11/14/2006
    ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Ralph C. Eucher
     -------------------------------------------------------

         Ralph C. Eucher, President and CEO

Date  11/14/2006
      ---------------------------



By    /s/ Jill R. Brown
      -------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date 11/14/2006
     ---------------------------